UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Paul Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

LVIP JPMorgan Mid Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. S&P 500 market gains were broader, with over half of earnings growth coming from the other 493 companies. Quality stocks lagged, and the Fund struggled to keep up, though it still posted solid double-digit returns. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the secondary benchmark. Alternatively, quality compounders without an artificial intelligence tailwind have been under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,469	$11,244	$12,000
12/31/2017	$13,048	$13,658	$13,601
12/31/2018	$11,504	$12,968	$11,930
12/31/2019	$14,582	$17,018	$15,158
12/31/2020	$14,636	$20,575	$15,910
12/31/2021	$19,010	$25,880	$20,419
12/31/2022	$17,459	$20,851	$17,962
12/31/2023	$19,364	$26,363	$20,246
12/31/2024	$22,131	$32,715	$22,892
12/31/2025	$23,174	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	4.72%	9.63%	8.77%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$300,184,311
# of Portfolio Holdings	97
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$1,888,888

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.4%
Other	(0.4%)

Top 5 Industries (Equity)

Machinery	6.7%
Health Care Providers & Services	5.8%
Oil, Gas & Consumable Fuels	5.7%
Electronic Equipment, Instruments & Components	5.2%
Multi-Utilities	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Mid Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.99%

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. S&P 500 market gains were broader, with over half of earnings growth coming from the other 493 companies. Quality stocks lagged, and the Fund struggled to keep up, though it still posted solid double-digit returns. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the secondary benchmark. Alternatively, quality compounders without an artificial intelligence tailwind have been under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 1, 2023 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
5/1/2023	$10,000	$10,000	$10,000
12/31/2023	$11,109	$11,647	$11,131
12/31/2024	$12,666	$14,453	$12,586
12/31/2025	$13,230	$16,960	$13,976

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 5/1/2023
Service Class	4.45%	11.02%
Morningstar US Market Index	17.35%	21.89%
Russell Midcap® Value Index	11.05%	13.37%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$300,184,311
# of Portfolio Holdings	97
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$1,888,888

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.4%
Other	(0.4%)

Top 5 Industries (Equity)

Machinery	6.7%
Health Care Providers & Services	5.8%
Oil, Gas & Consumable Fuels	5.7%
Electronic Equipment, Instruments & Components	5.2%
Multi-Utilities	5.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

How did the Fund perform last year and what affected its performance?

Risk assets performed strongly in 2025, driven by fiscal and monetary support, with equities and credit posting robust global gains. The S&P 500 Index had positive returns in 2025, led by growth stocks and continued strength in AI-driven sectors like tech and comm services.

U.S. mega cap tech fueled growth stock gains, while value stocks led in most developed markets. Global equities had strong returns with emerging markets leading, driven by robust fundamentals and currency tailwinds. Inflation concerns stayed elevated, tariff-driven price strikes were avoided, enabling central banks to keep normalizing rates.

U.S. high yield led with higher yields and tighter spreads; U.S. Treasuries posted gains, supported by U.S. Federal Reserve rate cuts. Emerging market debt led returns due to currency tailwinds boosting unhedged gains.

  The JPM Core Bond and JPM Emerging Market Equity Funds were the top contributors.

  The JPM Global Select and JPM International Equity Funds were the biggest detractors.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,471	$10,254	$10,501
12/31/2017	$11,619	$10,602	$11,398
12/31/2018	$11,092	$10,617	$11,108
12/31/2019	$12,638	$11,535	$12,589
12/31/2020	$13,835	$12,399	$13,698
12/31/2021	$14,647	$12,200	$14,398
12/31/2022	$12,695	$10,615	$12,790
12/31/2023	$14,168	$11,179	$14,113
12/31/2024	$15,296	$11,331	$15,036
12/31/2025	$17,148	$12,138	$16,789

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	12.10%	4.39%	5.54%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Key Fund Statistics

Total Net Assets	$204,487,321
# of Portfolio Holdings	19
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$600,478

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.2%
Equity Funds	23.4%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%

How did the Fund perform last year and what affected its performance?

Risk assets performed strongly in 2025, driven by fiscal and monetary support, with equities and credit posting robust global gains. The S&P 500 Index had positive returns in 2025, led by growth stocks and continued strength in AI-driven sectors like tech and comm services.

U.S. mega cap tech fueled growth stock gains, while value stocks led in most developed markets. Global equities had strong returns with emerging markets leading, driven by robust fundamentals and currency tailwinds. Inflation concerns stayed elevated, tariff-driven price strikes were avoided, enabling central banks to keep normalizing rates.

U.S. high yield led with higher yields and tighter spreads; U.S. Treasuries posted gains, supported by U.S. Federal Reserve rate cuts. Emerging market debt led returns due to currency tailwinds boosting unhedged gains.

  The JPM Core Bond and JPM Emerging Market Equity Funds were the top contributors.

  The JPM Global Select and JPM International Equity Funds were the biggest detractors.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,445	$10,254	$10,501
12/31/2017	$11,561	$10,602	$11,398
12/31/2018	$11,010	$10,617	$11,108
12/31/2019	$12,513	$11,535	$12,589
12/31/2020	$13,665	$12,399	$13,698
12/31/2021	$14,430	$12,200	$14,398
12/31/2022	$12,475	$10,615	$12,790
12/31/2023	$13,887	$11,179	$14,113
12/31/2024	$14,956	$11,331	$15,036
12/31/2025	$16,725	$12,138	$16,789

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	11.82%	4.12%	5.28%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Key Fund Statistics

Total Net Assets	$204,487,321
# of Portfolio Holdings	19
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$600,478

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.2%
Equity Funds	23.4%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.78%

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. Despite continued concentration within the S&P 500 index, over half of earnings growth came from companies outside of the top seven (by market capitalization). Higher quality stocks lagged during the year, causing the Fund to underperform the Russell Mid Cap Value Index. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the benchmark.

  Alternatively, quality compounders without an artificial intelligence tailwind were under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the Fund's position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,001	$11,244	$12,000
12/31/2017	$12,617	$13,658	$13,601
12/31/2018	$11,128	$12,968	$11,930
12/31/2019	$12,926	$17,018	$15,158
12/31/2020	$13,178	$20,575	$15,910
12/31/2021	$17,009	$25,880	$20,419
12/31/2022	$15,450	$20,851	$17,962
12/31/2023	$17,316	$26,363	$20,246
12/31/2024	$19,989	$32,715	$22,892
12/31/2025	$20,291	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	1.51%	9.02%	7.33%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$501,877,534
# of Portfolio Holdings	444
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,608,045

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.5%
Money Market Funds	5.2%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Machinery	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Markets	4.9%
Health Care Providers & Services	4.8%
Insurance	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	1.03%

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. Despite continued concentration within the S&P 500 index, over half of earnings growth came from companies outside of the top seven (by market capitalization). Higher quality stocks lagged during the year, causing the Fund to underperform the Russell Mid Cap Value Index. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the benchmark.

  Alternatively, quality compounders without an artificial intelligence tailwind were under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the Fund's position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,972	$11,244	$12,000
12/31/2017	$12,553	$13,658	$13,601
12/31/2018	$11,044	$12,968	$11,930
12/31/2019	$12,797	$17,018	$15,158
12/31/2020	$13,014	$20,575	$15,910
12/31/2021	$16,755	$25,880	$20,419
12/31/2022	$15,181	$20,851	$17,962
12/31/2023	$16,973	$26,363	$20,246
12/31/2024	$19,543	$32,715	$22,892
12/31/2025	$19,789	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	1.26%	8.74%	7.06%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$501,877,534
# of Portfolio Holdings	444
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,608,045

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.5%
Money Market Funds	5.2%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Machinery	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Markets	4.9%
Health Care Providers & Services	4.8%
Insurance	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Short Duration Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$50	0.49%

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to securitized credit and security selection within investment grade corporates under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage interest rate risk.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,209	$10,254	$10,128
12/31/2017	$10,431	$10,602	$10,214
12/31/2018	$10,456	$10,617	$10,377
12/31/2019	$11,001	$11,535	$10,795
12/31/2020	$11,476	$12,399	$11,155
12/31/2021	$11,398	$12,200	$11,102
12/31/2022	$10,929	$10,615	$10,693
12/31/2023	$11,475	$11,179	$11,186
12/31/2024	$11,968	$11,331	$11,673
12/31/2025	$12,589	$12,138	$12,297

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	5.19%	1.87%	2.33%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35%	1.97%	2.09%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,106,891,391
# of Portfolio Holdings	277
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$4,879,396

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	42.6%
AAA	17.6%
AA	6.7%
A	14.2%
BBB	7.0%
Not Rated	11.9%

Asset Allocation

U.S. Treasury Obligations	26.7%
Non-Agency Asset-Backed Securities	21.2%
Corporate Bonds	20.3%
Agency Mortgage-Backed Securities	13.1%
Agency Collateralized Mortgage Obligations	12.8%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	1.3%
Short-Term Investments	1.0%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	0.5%

Top 5 Industries (Fixed Income)

Banks	10.7%
Electric	2.0%
Diversified Financial Services	1.7%
Insurance	1.5%
Auto Manufacturers	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Limited-Term Diversified Income Fund" to the "LVIP JPMorgan Short Duration Bond Fund."

In addition, JPMorgan Investment Management Inc. replaced Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, as part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Short Duration Bond Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.79%

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to securitized credit and security selection within investment grade corporates under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage interest rate risk.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,174	$10,254	$10,128
12/31/2017	$10,369	$10,602	$10,214
12/31/2018	$10,373	$10,617	$10,377
12/31/2019	$10,872	$11,535	$10,795
12/31/2020	$11,320	$12,399	$11,155
12/31/2021	$11,202	$12,200	$11,102
12/31/2022	$10,709	$10,615	$10,693
12/31/2023	$11,210	$11,179	$11,186
12/31/2024	$11,658	$11,331	$11,673
12/31/2025	$12,225	$12,138	$12,297

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	4.87%	1.55%	2.03%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35%	1.97%	2.09%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,106,891,391
# of Portfolio Holdings	277
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$4,879,396

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	42.6%
AAA	17.6%
AA	6.7%
A	14.2%
BBB	7.0%
Not Rated	11.9%

Asset Allocation

U.S. Treasury Obligations	26.7%
Non-Agency Asset-Backed Securities	21.2%
Corporate Bonds	20.3%
Agency Mortgage-Backed Securities	13.1%
Agency Collateralized Mortgage Obligations	12.8%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	1.3%
Short-Term Investments	1.0%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	0.5%

Top 5 Industries (Fixed Income)

Banks	10.7%
Electric	2.0%
Diversified Financial Services	1.7%
Insurance	1.5%
Auto Manufacturers	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Limited-Term Diversified Income Fund" to the "LVIP JPMorgan Short Duration Bond Fund."

In addition, JPMorgan Investment Management Inc. replaced Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, as part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$81	0.77%

How did the Fund perform last year and what affected its performance?

The small cap Russell 2000 Index underperformed the all large cap, S&P 500 Index in 2025. In 2025, narrow artificial intelligence gains and rising global risks boosted volatility, underscoring the need for active stock picking.

  Stock selection in the pharmaceuticals and consumer cyclical sectors detracted from performance.

  While the stock selection in the finance and software & services sector contributed to performance.

  On the stock level, an overweight in Cipher Mining contributed to performance.

  While an underweight in Guardant Health detracted from performance.

The Fund can hold a minor position in futures (usually less than 5%) to equitize an excess cash position to stay fully invested.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,021	$11,244	$12,131
12/31/2017	$13,852	$13,658	$13,908
12/31/2018	$12,199	$12,968	$12,376
12/31/2019	$15,198	$17,018	$15,535
12/31/2020	$17,277	$20,575	$18,636
12/31/2021	$20,972	$25,880	$21,397
12/31/2022	$16,914	$20,851	$17,024
12/31/2023	$19,129	$26,363	$19,906
12/31/2024	$21,369	$32,715	$22,203
12/31/2025	$23,564	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	10.27%	6.40%	8.95%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$206,810,521
# of Portfolio Holdings	618
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,261,089

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.8%
Rights	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.7%
Software	5.1%
Construction & Engineering	4.6%
Semiconductors & Semiconductor Equipment	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.02%

How did the Fund perform last year and what affected its performance?

The small cap Russell 2000 Index underperformed the all large cap, S&P 500 Index in 2025. In 2025, narrow artificial intelligence gains and rising global risks boosted volatility, underscoring the need for active stock picking.

  Stock selection in the pharmaceuticals and consumer cyclical sectors detracted from performance.

  While the stock selection in the finance and software & services sector contributed to performance.

  On the stock level, an overweight in Cipher Mining contributed to performance.

  While an underweight in Guardant Health detracted from performance.

The Fund can hold a minor position in futures (usually less than 5%) to equitize an excess cash position to stay fully invested.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,988	$11,244	$12,131
12/31/2017	$13,778	$13,658	$13,908
12/31/2018	$12,098	$12,968	$12,376
12/31/2019	$15,033	$17,018	$15,535
12/31/2020	$17,038	$20,575	$18,636
12/31/2021	$20,626	$25,880	$21,397
12/31/2022	$16,592	$20,851	$17,024
12/31/2023	$18,717	$26,363	$19,906
12/31/2024	$20,858	$32,715	$22,203
12/31/2025	$22,944	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	10.00%	6.13%	8.66%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$206,810,521
# of Portfolio Holdings	618
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,261,089

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.8%
Rights	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.7%
Software	5.1%
Construction & Engineering	4.6%
Semiconductors & Semiconductor Equipment	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.63%

How did the Fund perform last year and what affected its performance?

U.S. equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. The Fund underperformed the S&P 500 Index for the 2025 calendar year period.

  During 2025, allocations to payments and business services, real estate investment trusts, and consumer staples sectors contributed positively to performance.

  Allocations to semi and hardware, health services and sectors, and non-bank financials detracted from performance.

  On the negative side, UnitedHealth (UNH) detracted from performance during the year. The stock experienced significant volatility marked by sharp declines due to operational missteps, industry wide utilization pressure, and lowered guidance revisions.

The company faced substantial earnings misses, leadership changes, and deteriorating margins across several segments.

  On the positive side, Howmet Aerospace (HWM) contributed to performance during the year.

The company has executed well amidst supply chain issues in commercial aerospace with a significant rise in stock performance driven by stronger-than-expected earnings and market share gains throughout each of the last four quarters.

  The Fund lagged the S&P 500 Index as the market environment was defined by escalating fear and uncertainty.

  Recession and “Liberation Day” fears, DeepSeek AI disruption, and renewed AI bubble concerns all contributed to volatility Futures were used for cash hedging purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,094	$11,244	$11,196
12/31/2017	$13,571	$13,658	$13,640
12/31/2018	$12,734	$12,968	$13,042
12/31/2019	$16,778	$17,018	$17,149
12/31/2020	$21,016	$20,575	$20,304
12/31/2021	$27,183	$25,880	$26,132
12/31/2022	$22,101	$20,851	$21,399
12/31/2023	$28,104	$26,363	$27,025
12/31/2024	$34,845	$32,715	$33,786
12/31/2025	$39,911	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	14.54%	13.69%	14.84%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$382,785,727
# of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,753,354

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.5%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.7%
Software	12.1%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.88%

How did the Fund perform last year and what affected its performance?

U.S. equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. The Fund underperformed the S&P 500 Index for the 2025 calendar year period.

  During 2025, allocations to payments and business services, real estate investment trusts, and consumer staples sectors contributed positively to performance.

  Allocations to semi and hardware, health services and sectors, and non-bank financials detracted from performance.

  On the negative side, UnitedHealth (UNH) detracted from performance during the year. The stock experienced significant volatility marked by sharp declines due to operational missteps, industry wide utilization pressure, and lowered guidance revisions.

The company faced substantial earnings misses, leadership changes, and deteriorating margins across several segments.

  On the positive side, Howmet Aerospace (HWM) contributed to performance during the year.

The company has executed well amidst supply chain issues in commercial aerospace with a significant rise in stock performance driven by stronger-than-expected earnings and market share gains throughout each of the last four quarters.

  The Fund lagged the S&P 500 Index as the market environment was defined by escalating fear and uncertainty.

  Recession and “Liberation Day” fears, DeepSeek AI disruption, and renewed AI bubble concerns all contributed to volatility Futures were used for cash hedging purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,069	$11,244	$11,196
12/31/2017	$13,510	$13,658	$13,640
12/31/2018	$12,642	$12,968	$13,042
12/31/2019	$16,617	$17,018	$17,149
12/31/2020	$20,762	$20,575	$20,304
12/31/2021	$26,785	$25,880	$26,132
12/31/2022	$21,725	$20,851	$21,399
12/31/2023	$27,556	$26,363	$27,025
12/31/2024	$34,082	$32,715	$33,786
12/31/2025	$38,940	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	14.26%	13.40%	14.56%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$382,785,727
# of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,753,354

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.5%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.7%
Software	12.1%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.77%

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to the Fund's estimate of intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund's positions in Alphabet, Shopify and MercadoLibre contributed the most to returns. Stock selection in the healthcare, consumer staples, and consumer discretionary sectors, as well as allocations in communications services and consumer staples contributed positively to relative performance.

  The Fund's positions in Novo Nordisk, Salesforce and Block detracted the most from returns. Stock selection in the technology, financials, communication services and industrials sectors as well as allocations in the consumer discretionary, financials, healthcare technology and industrials sectors detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the year, the Fund initiated new positions in Ferarri and Nike and added to positions in Deere, LVMH, Novo Nordisk and Vertex. The Fund trimmed positions in Alibaba, Qualcomm, and Trip.com to finance the purchases. The Fund sold a small position in Magnum Ice Cream received via spin-off from existing holding Unilever, and sold Under Armour due to a mistaken investment thesis.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,389	$9,029	$9,072
12/31/2019	$12,263	$11,397	$11,485
12/31/2020	$16,526	$13,229	$13,352
12/31/2021	$17,538	$15,584	$15,827
12/31/2022	$13,024	$12,731	$12,921
12/31/2023	$17,823	$15,471	$15,789
12/31/2024	$21,875	$17,994	$18,551
12/31/2025	$25,722	$21,976	$22,694

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/1/2018
Standard Class	17.59%	9.25%	13.11%
Morningstar Global Markets Index	22.13%	10.68%	10.81%
MSCI All Country World Index (net dividends)	22.34%	11.19%	11.28%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$246,647,749
# of Portfolio Holdings	46
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,679,623

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

United States	59.0%
China	7.9%
Switzerland	6.5%
Canada	5.7%
Uruguay	5.6%

Asset Allocation

Common Stock	99.2%
Money Market Funds	0.4%
Other	0.4%

Top 5 Industries (Equity)

Interactive Media & Services	19.1%
Broadline Retail	12.1%
Software	10.0%
Financial Services	7.0%
Automobiles	6.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	1.12%

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to the Fund's estimate of intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund's positions in Alphabet, Shopify and MercadoLibre contributed the most to returns. Stock selection in the healthcare, consumer staples, and consumer discretionary sectors, as well as allocations in communications services and consumer staples contributed positively to relative performance.

  The Fund's positions in Novo Nordisk, Salesforce and Block detracted the most from returns. Stock selection in the technology, financials, communication services and industrials sectors as well as allocations in the consumer discretionary, financials, healthcare technology and industrials sectors detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the year, the Fund initiated new positions in Ferarri and Nike and added to positions in Deere, LVMH, Novo Nordisk and Vertex. The Fund trimmed positions in Alibaba, Qualcomm, and Trip.com to finance the purchases. The Fund sold a small position in Magnum Ice Cream received via spin-off from existing holding Unilever, and sold Under Armour due to a mistaken investment thesis.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,368	$9,029	$9,072
12/31/2019	$12,191	$11,397	$11,485
12/31/2020	$16,375	$13,229	$13,352
12/31/2021	$17,316	$15,584	$15,827
12/31/2022	$12,814	$12,731	$12,921
12/31/2023	$17,475	$15,471	$15,789
12/31/2024	$21,373	$17,994	$18,551
12/31/2025	$25,045	$21,976	$22,694

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/1/2018
Service Class	17.18%	8.87%	12.71%
Morningstar Global Markets Index	22.13%	10.68%	10.81%
MSCI All Country World Index (net dividends)	22.34%	11.19%	11.28%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$246,647,749
# of Portfolio Holdings	46
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,679,623

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

United States	59.0%
China	7.9%
Switzerland	6.5%
Canada	5.7%
Uruguay	5.6%

Asset Allocation

Common Stock	99.2%
Money Market Funds	0.4%
Other	0.4%

Top 5 Industries (Equity)

Interactive Media & Services	19.1%
Broadline Retail	12.1%
Software	10.0%
Financial Services	7.0%
Automobiles	6.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.19%

How did the Fund perform last year and what affected its performance?

The Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve underperformed the benchmark driven by a bias towards growth-oriented stocks, as growth stocks underperformed value stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,869	$10,283	$10,100
12/31/2017	$12,724	$12,844	$12,628
12/31/2018	$11,678	$10,997	$10,887
12/31/2019	$14,758	$13,498	$13,284
12/31/2020	$15,128	$14,636	$14,322
12/31/2021	$17,006	$16,419	$15,935
12/31/2022	$14,241	$13,913	$13,632
12/31/2023	$16,218	$16,313	$16,118
12/31/2024	$17,516	$17,027	$16,735
12/31/2025	$21,020	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	20.01%	6.80%	7.71%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$574,039,788
# of Portfolio Holdings	13
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,075,662

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.44%

How did the Fund perform last year and what affected its performance?

The Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve underperformed the benchmark driven by a bias towards growth-oriented stocks, as growth stocks underperformed value stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,845	$10,283	$10,100
12/31/2017	$12,662	$12,844	$12,628
12/31/2018	$11,592	$10,997	$10,887
12/31/2019	$14,613	$13,498	$13,284
12/31/2020	$14,941	$14,636	$14,322
12/31/2021	$16,754	$16,419	$15,935
12/31/2022	$13,995	$13,913	$13,632
12/31/2023	$15,898	$16,313	$16,118
12/31/2024	$17,127	$17,027	$16,735
12/31/2025	$20,503	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	19.71%	6.53%	7.44%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$574,039,788
# of Portfolio Holdings	13
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,075,662

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.79%

How did the Fund perform last year and what affected its performance?

Non-U.S. equity markets overcame geopolitical tension and tariffs to deliver their strongest annual gains since 2019. Market leadership by lower quality stocks was the largest detractor to relative returns given our focus on high quality companies. The Fund underperformed the MSCI EAFE Growth NR USD during the calendar year 2025.

Detractors from Performance:

  A combination of an underweight allocation and stock selection in the industrials sector detracted from relative returns.

  Stock selection in both the consumer discretionary and information technology sectors also detracted from relative results.

  Individual holdings: Underweight position in ASML, holding Flutter Entertainment and an overweight position in Diageo.

Contributors to Performance:

  Security selection in the materials sector contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Holding Agnico Eagle Mines, and underweight position in Novo Nordisk and an overweight position in Roche Holding.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,166	$10,283	$9,695
12/31/2017	$13,405	$12,844	$12,494
12/31/2018	$12,301	$10,997	$10,891
12/31/2019	$15,692	$13,498	$13,930
12/31/2020	$17,973	$14,636	$16,478
12/31/2021	$19,993	$16,419	$18,332
12/31/2022	$17,137	$13,913	$14,126
12/31/2023	$19,658	$16,313	$16,609
12/31/2024	$21,250	$17,027	$16,948
12/31/2025	$25,311	$22,543	$20,466

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	19.11%	7.09%	9.73%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Growth Index (net dividends)	20.76%	4.43%	7.42%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,471,643,998
# of Portfolio Holdings	88
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$10,275,326

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

France	14.1%
United Kingdom	11.3%
Japan	9.7%
Canada	9.6%
Germany	9.5%

Asset Allocation

Common Stock	98.4%
Short-Term Investments	1.2%
Money Market Funds	0.0%
Other	0.4%

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Chemicals	7.9%
Hotels, Restaurants & Leisure	6.8%
Metals & Mining	6.4%
Software	5.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.04%

How did the Fund perform last year and what affected its performance?

Non-U.S. equity markets overcame geopolitical tension and tariffs to deliver their strongest annual gains since 2019. Market leadership by lower quality stocks was the largest detractor to relative returns given our focus on high quality companies. The Fund underperformed the MSCI EAFE Growth NR USD during the calendar year 2025.

Detractors from Performance:

  A combination of an underweight allocation and stock selection in the industrials sector detracted from relative returns.

  Stock selection in both the consumer discretionary and information technology sectors also detracted from relative results.

  Individual holdings: Underweight position in ASML, holding Flutter Entertainment and an overweight position in Diageo.

Contributors to Performance:

  Security selection in the materials sector contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Holding Agnico Eagle Mines, and underweight position in Novo Nordisk and an overweight position in Roche Holding.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,140	$10,283	$9,695
12/31/2017	$13,338	$12,844	$12,494
12/31/2018	$12,209	$10,997	$10,891
12/31/2019	$15,536	$13,498	$13,930
12/31/2020	$17,749	$14,636	$16,478
12/31/2021	$19,696	$16,419	$18,332
12/31/2022	$16,841	$13,913	$14,126
12/31/2023	$19,269	$16,313	$16,609
12/31/2024	$20,778	$17,027	$16,948
12/31/2025	$24,687	$22,543	$20,466

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	18.81%	6.82%	9.46%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Growth Index (net dividends)	20.76%	4.43%	7.42%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,471,643,998
# of Portfolio Holdings	88
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$10,275,326

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

France	14.1%
United Kingdom	11.3%
Japan	9.7%
Canada	9.6%
Germany	9.5%

Asset Allocation

Common Stock	98.4%
Short-Term Investments	1.2%
Money Market Funds	0.0%
Other	0.4%

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Chemicals	7.9%
Hotels, Restaurants & Leisure	6.8%
Metals & Mining	6.4%
Software	5.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.61%

How did the Fund perform last year and what affected its performance?

Factors affecting Russell 1000 Value relative performance:

  This strategy has historically focused on higher quality businesses and maintained a lower beta profile.

  Leadership by higher beta and momentum factors were a headwind during the period.

Detractors from Performance:

  A combination of security selection and an underweight to the information technology sector detracted from relative returns.

  Underweighting the communication services sector further weakened relative results.

  Individual holdings: Not owning Alphabet and Micron Technology, overweight Progressive, Marsh & Mclennan and PG&E.

Contributors to Performance:

  Security selection within the health care sector contributed to relative returns.

  Both stock selection and an underweight to the real estate sector aided relative results.

  Individual holdings: Not owning UnitedHealth Group, holding KLA, and overweight positions in McKesson, RTX and Citigroup.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,406	$11,244	$11,734
12/31/2017	$13,417	$13,658	$13,337
12/31/2018	$12,076	$12,968	$12,235
12/31/2019	$15,680	$17,018	$15,482
12/31/2020	$16,253	$20,575	$15,915
12/31/2021	$20,392	$25,880	$19,919
12/31/2022	$19,154	$20,851	$18,418
12/31/2023	$20,699	$26,363	$20,529
12/31/2024	$23,150	$32,715	$23,478
12/31/2025	$26,174	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.06%	10.00%	10.10%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,205,666,501
# of Portfolio Holdings	73
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,694,054

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.0%
Other	0.1%

Top 5 Industries (Equity)

Insurance	10.7%
Banks	10.3%
Capital Markets	8.7%
Aerospace & Defense	8.7%
Health Care Providers & Services	7.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%

How did the Fund perform last year and what affected its performance?

Factors affecting Russell 1000 Value relative performance:

  This strategy has historically focused on higher quality businesses and maintained a lower beta profile.

  Leadership by higher beta and momentum factors were a headwind during the period.

Detractors from Performance:

  A combination of security selection and an underweight to the information technology sector detracted from relative returns.

  Underweighting the communication services sector further weakened relative results.

  Individual holdings: Not owning Alphabet and Micron Technology, overweight Progressive, Marsh & Mclennan and PG&E.

Contributors to Performance:

  Security selection within the health care sector contributed to relative returns.

  Both stock selection and an underweight to the real estate sector aided relative results.

  Individual holdings: Not owning UnitedHealth Group, holding KLA, and overweight positions in McKesson, RTX and Citigroup.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,378	$11,244	$11,734
12/31/2017	$13,350	$13,658	$13,337
12/31/2018	$11,986	$12,968	$12,235
12/31/2019	$15,523	$17,018	$15,482
12/31/2020	$16,051	$20,575	$15,915
12/31/2021	$20,088	$25,880	$19,919
12/31/2022	$18,821	$20,851	$18,418
12/31/2023	$20,288	$26,363	$20,529
12/31/2024	$22,635	$32,715	$23,478
12/31/2025	$25,526	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.78%	9.72%	9.82%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,205,666,501
# of Portfolio Holdings	73
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,694,054

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.0%
Other	0.1%

Top 5 Industries (Equity)

Insurance	10.7%
Banks	10.3%
Capital Markets	8.7%
Aerospace & Defense	8.7%
Health Care Providers & Services	7.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.66%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE WGBI in 2025.

  Currency and local market positioning both added to performance.

  The underweight to the U.S. dollar and overweight to select international currencies was positive for performance.

  The U.S. dollar suffered significant depreciation in 2025.

  The U.S. dollar index, DXY, which measures the currency against developed market peers, fell by 9.4% over the course of the year.

  The best value currencies include the Japanese yen, Norwegian krone, South Korean won and Australian dollar.

  The overweight to local markets offering attractive real yields was also beneficial to performance, notably Mexico and New Zealand.

  The off-benchmark position in euro denominated credit was a modest positive.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,051	$10,213	$10,160
12/31/2017	$10,558	$10,931	$10,921
12/31/2018	$10,759	$10,813	$10,829
12/31/2019	$11,483	$11,527	$11,468
12/31/2020	$12,262	$12,580	$12,627
12/31/2021	$11,639	$11,860	$11,747
12/31/2022	$9,877	$9,797	$9,601
12/31/2023	$10,274	$10,305	$10,099
12/31/2024	$9,745	$10,113	$9,809
12/31/2025	$10,368	$10,903	$10,550

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	6.39%	(3.30%)	0.36%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
FTSE World Government Bond Index	7.55%	(3.53%)	0.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$408,968,905
# of Portfolio Holdings	89
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$2,266,388

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	36.9%
AAA	21.0%
AA	16.2%
A	3.8%
BBB	5.8%
Not Rated	16.3%

Asset Allocation

Sovereign Bonds	59.0%
U.S. Treasury Obligations	36.1%
Supranational Banks	2.4%
Money Market Funds	1.8%
Corporate Bonds	0.3%
Other	0.4%

Top 5 Countries (Fixed Income)

United States	36.1%
United Kingdom	8.5%
New Zealand	5.9%
Spain	4.9%
China	4.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.91%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE WGBI in 2025.

  Currency and local market positioning both added to performance.

  The underweight to the U.S. dollar and overweight to select international currencies was positive for performance.

  The U.S. dollar suffered significant depreciation in 2025.

  The U.S. dollar index, DXY, which measures the currency against developed market peers, fell by 9.4% over the course of the year.

  The best value currencies include the Japanese yen, Norwegian krone, South Korean won and Australian dollar.

  The overweight to local markets offering attractive real yields was also beneficial to performance, notably Mexico and New Zealand.

  The off-benchmark position in euro denominated credit was a modest positive.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,026	$10,213	$10,160
12/31/2017	$10,506	$10,931	$10,921
12/31/2018	$10,679	$10,813	$10,829
12/31/2019	$11,370	$11,527	$11,468
12/31/2020	$12,112	$12,580	$12,627
12/31/2021	$11,466	$11,860	$11,747
12/31/2022	$9,707	$9,797	$9,601
12/31/2023	$10,072	$10,305	$10,099
12/31/2024	$9,529	$10,113	$9,809
12/31/2025	$10,113	$10,903	$10,550

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.14%	(3.54%)	0.11%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
FTSE World Government Bond Index	7.55%	(3.53%)	0.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$408,968,905
# of Portfolio Holdings	89
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$2,266,388

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	36.9%
AAA	21.0%
AA	16.2%
A	3.8%
BBB	5.8%
Not Rated	16.3%

Asset Allocation

Sovereign Bonds	59.0%
U.S. Treasury Obligations	36.1%
Supranational Banks	2.4%
Money Market Funds	1.8%
Corporate Bonds	0.3%
Other	0.4%

Top 5 Countries (Fixed Income)

United States	36.1%
United Kingdom	8.5%
New Zealand	5.9%
Spain	4.9%
China	4.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.74%

How did the Fund perform last year and what affected its performance?

  Currency strength, expansionary fiscal stimulus, loosening monetary policy and substantial investment in artificial intelligence helped drive international equity markets significantly higher in 2025. The Fund outperformed the MSCI EAFE Index in the past twelve months.

  The underweight position in Australia and lack of exposure to Denmark added to relative returns. Relative returns were also supported by stock selection in Spain and the U.K., where Banco Santander and Lloyds Bank were buoyed by strong earnings and strong capital generation that drove a step up in shareholder returns.

  The positive impact of the overweight position in the strong utilities sector and underweight positions in the relatively weak health care and information technology sectors more than offset the negative impact of the underweight position in the strong financials sector.

  Strong stock selection within the financials and industrials sectors also added to relative returns. Stock selection in industrials was driven by Bouygues, which outperformed, supported by continued profit margin expansion in its energy services division.

  The positive impact of the overweight position in the strong Euro was more than offset by the overweight position in the pegged Hong Kong dollar and the lack of exposure to the strong Swedish krona.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,401	$10,283	$10,100
12/31/2017	$12,621	$12,844	$12,628
12/31/2018	$11,172	$10,997	$10,887
12/31/2019	$13,211	$13,498	$13,284
12/31/2020	$12,554	$14,636	$14,322
12/31/2021	$13,968	$16,419	$15,935
12/31/2022	$12,466	$13,913	$13,632
12/31/2023	$14,973	$16,313	$16,118
12/31/2024	$15,677	$17,027	$16,735
12/31/2025	$21,380	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	36.38%	11.24%	7.90%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,166,054,004
# of Portfolio Holdings	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,508,815

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	23.4%
United Kingdom	19.3%
France	15.6%
Germany	10.1%
Italy	6.7%

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.1%
Other	0.5%

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Banks	10.1%
Insurance	6.7%
Machinery	6.2%
Electric Utilities	6.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	0.99%

How did the Fund perform last year and what affected its performance?

  Currency strength, expansionary fiscal stimulus, loosening monetary policy and substantial investment in artificial intelligence helped drive international equity markets significantly higher in 2025. The Fund outperformed the MSCI EAFE Index in the past twelve months.

  The underweight position in Australia and lack of exposure to Denmark added to relative returns. Relative returns were also supported by stock selection in Spain and the U.K., where Banco Santander and Lloyds Bank were buoyed by strong earnings and strong capital generation that drove a step up in shareholder returns.

  The positive impact of the overweight position in the strong utilities sector and underweight positions in the relatively weak health care and information technology sectors more than offset the negative impact of the underweight position in the strong financials sector.

  Strong stock selection within the financials and industrials sectors also added to relative returns. Stock selection in industrials was driven by Bouygues, which outperformed, supported by continued profit margin expansion in its energy services division.

  The positive impact of the overweight position in the strong Euro was more than offset by the overweight position in the pegged Hong Kong dollar and the lack of exposure to the strong Swedish krona.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,375	$10,283	$10,100
12/31/2017	$12,558	$12,844	$12,628
12/31/2018	$11,089	$10,997	$10,887
12/31/2019	$13,079	$13,498	$13,284
12/31/2020	$12,398	$14,636	$14,322
12/31/2021	$13,760	$16,419	$15,935
12/31/2022	$12,250	$13,913	$13,632
12/31/2023	$14,677	$16,313	$16,118
12/31/2024	$15,327	$17,027	$16,735
12/31/2025	$20,853	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	36.05%	10.96%	7.63%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,166,054,004
# of Portfolio Holdings	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,508,815

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	23.4%
United Kingdom	19.3%
France	15.6%
Germany	10.1%
Italy	6.7%

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.1%
Other	0.5%

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Banks	10.1%
Insurance	6.7%
Machinery	6.2%
Electric Utilities	6.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,590	$11,244	$11,196	$10,937
12/31/2017	$12,773	$13,658	$13,640	$13,473
12/31/2018	$11,723	$12,968	$13,042	$12,394
12/31/2019	$14,040	$17,018	$17,149	$15,822
12/31/2020	$16,212	$20,575	$20,304	$18,297
12/31/2021	$18,789	$25,880	$26,132	$22,116
12/31/2022	$15,420	$20,851	$21,399	$18,299
12/31/2023	$19,431	$26,363	$27,025	$22,407
12/31/2024	$22,704	$32,715	$33,786	$26,225
12/31/2025	$26,293	$38,390	$39,827	$32,066

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	15.81%	10.15%	10.15%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
LVIP Multi-Manager Global Equity Composite	22.27%	11.87%	12.36%

Key Fund Statistics

Total Net Assets	$95,507,231
# of Portfolio Holdings	15
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$191,358

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	38.8%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.56%

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,554	$11,244	$11,196	$10,937
12/31/2017	$12,684	$13,658	$13,640	$13,473
12/31/2018	$11,599	$12,968	$13,042	$12,394
12/31/2019	$13,844	$17,018	$17,149	$15,822
12/31/2020	$15,930	$20,575	$20,304	$18,297
12/31/2021	$18,398	$25,880	$26,132	$22,116
12/31/2022	$15,046	$20,851	$21,399	$18,299
12/31/2023	$18,895	$26,363	$27,025	$22,407
12/31/2024	$22,001	$32,715	$33,786	$26,225
12/31/2025	$25,390	$38,390	$39,827	$32,066

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.40%	9.77%	9.77%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
LVIP Multi-Manager Global Equity Composite	22.27%	11.87%	12.36%

Key Fund Statistics

Total Net Assets	$95,507,231
# of Portfolio Holdings	15
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$191,358

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	38.8%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Diversified Floating Rate Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.63%

How did the Fund perform last year and what affected its performance?

The U.S. fixed-income markets had positive returns over 2025 despite trade tensions that erupted repeatedly over the year. Performance was aided by the positive momentum displayed by the U.S. economy aided by policy support as the U.S. Federal Reserve resumed its easing and the U.S. Government ran large fiscal deficits. Capital expenditures on Artificial Intelligence (AI) was also a contributor to growth. Corporate and consumer fundamentals remained strong even as the cumulative effects of inflation are weighing on lower income cohorts.

  The Fund outperformed the Secured Overnight Funding Rate, with performance driven by sector allocation to corporate's, including both high yield and investment grade, and sector allocation to and security selection within securitized assets, especially within collateralized mortgage-backed securities and residential mortgage-backed securities with some contribution from collateralized loan obligations.

  Sector allocation to Bank Loans was also a positive contributor.

  Curve positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2015	$10,000	$10,000	$-	$10,000
12/31/2016	$10,225	$10,254	$-	$10,066
12/31/2017	$10,485	$10,602	$-	$10,178
12/31/2018	$10,513	$10,617	$10,152	$10,389
12/31/2019	$10,997	$11,535	$10,380	$10,660
12/31/2020	$11,147	$12,399	$10,419	$10,775
12/31/2021	$11,191	$12,200	$10,423	$10,793
12/31/2022	$11,202	$10,615	$10,599	$10,925
12/31/2023	$11,826	$11,179	$11,151	$11,483
12/31/2024	$12,543	$11,331	$11,749	$12,112
12/31/2025	$13,141	$12,138	$12,265	$12,647

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	4.76%	3.35%	2.77%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Secured Overnight Finance Rate (SOFR)	4.39%	3.32%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	4.42%	3.26%	2.38%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

The inception date of the Secured Overnight Finance Rate (SOFR) was April 2, 2018.

Key Fund Statistics

Total Net Assets	$790,887,614
# of Portfolio Holdings	271
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$4,355,234

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.7%
AAA	26.4%
AA	5.8%
A	4.1%
BBB	8.5%
BB	5.0%
B	2.1%
Not Rated	0.4%

Asset Allocation

U.S. Treasury Obligations	34.7%
Corporate Bonds	13.3%
Non-Agency Asset-Backed Securities	9.0%
Agency Mortgage-Backed Securities	8.0%
Supranational Banks	7.6%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
Short-Term Investments	6.0%
Loan Agreements	4.0%
Regional Bonds	2.7%
Sovereign Bonds	2.4%
Other	5.9%

Top 5 Industries (Fixed Income)

Banks	4.5%
Diversified Financial Services	1.1%
Telecommunications	1.0%
Media	0.7%
Pharmaceuticals	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Floating Rate Fund" to the "LVIP Nomura Diversified Rate Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Diversified Floating Rate Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.88%

How did the Fund perform last year and what affected its performance?

The U.S. fixed-income markets had positive returns over 2025 despite trade tensions that erupted repeatedly over the year. Performance was aided by the positive momentum displayed by the U.S. economy aided by policy support as the U.S. Federal Reserve resumed its easing and the U.S. Government ran large fiscal deficits. Capital expenditures on Artificial Intelligence (AI) was also a contributor to growth. Corporate and consumer fundamentals remained strong even as the cumulative effects of inflation are weighing on lower income cohorts.

  The Fund outperformed the Secured Overnight Funding Rate, with performance driven by sector allocation to corporate's, including both high yield and investment grade, and sector allocation to and security selection within securitized assets, especially within collateralized mortgage-backed securities and residential mortgage-backed securities with some contribution from collateralized loan obligations.

  Sector allocation to Bank Loans was also a positive contributor.

  Curve positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2015	$10,000	$10,000	$-	$10,000
12/31/2016	$10,201	$10,254	$-	$10,066
12/31/2017	$10,433	$10,602	$-	$10,178
12/31/2018	$10,435	$10,617	$10,152	$10,389
12/31/2019	$10,888	$11,535	$10,380	$10,660
12/31/2020	$11,010	$12,399	$10,419	$10,775
12/31/2021	$11,025	$12,200	$10,423	$10,793
12/31/2022	$11,008	$10,615	$10,599	$10,925
12/31/2023	$11,592	$11,179	$11,151	$11,483
12/31/2024	$12,265	$11,331	$11,749	$12,112
12/31/2025	$12,818	$12,138	$12,265	$12,647

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	4.51%	3.09%	2.51%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Secured Overnight Finance Rate (SOFR)	4.39%	3.32%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	4.42%	3.26%	2.38%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

The inception date of the Secured Overnight Finance Rate (SOFR) was April 2, 2018.

Key Fund Statistics

Total Net Assets	$790,887,614
# of Portfolio Holdings	271
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$4,355,234

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.7%
AAA	26.4%
AA	5.8%
A	4.1%
BBB	8.5%
BB	5.0%
B	2.1%
Not Rated	0.4%

Asset Allocation

U.S. Treasury Obligations	34.7%
Corporate Bonds	13.3%
Non-Agency Asset-Backed Securities	9.0%
Agency Mortgage-Backed Securities	8.0%
Supranational Banks	7.6%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
Short-Term Investments	6.0%
Loan Agreements	4.0%
Regional Bonds	2.7%
Sovereign Bonds	2.4%
Other	5.9%

Top 5 Industries (Fixed Income)

Banks	4.5%
Diversified Financial Services	1.1%
Telecommunications	1.0%
Media	0.7%
Pharmaceuticals	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Floating Rate Fund" to the "LVIP Nomura Diversified Rate Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura High Yield Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.74%

How did the Fund perform last year and what affected its performance?

High yield default rates remained low during 2025. The Fund produced positive absolute returns and outperformed the ICE BofA US HY Constnd TR USD.

Key contributors to performance included:

  Security selection within the media sector, banking sector, capital goods sector and energy sector.

Key detractors from performance included:

  Underweight to the real estate sector, consumer goods sector, services sector and telecommunications sector.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,316	$10,254	$11,749
12/31/2017	$12,163	$10,602	$12,628
12/31/2018	$11,619	$10,617	$12,342
12/31/2019	$13,528	$11,535	$14,120
12/31/2020	$14,508	$12,399	$14,978
12/31/2021	$15,222	$12,200	$15,779
12/31/2022	$13,485	$10,615	$14,010
12/31/2023	$15,193	$11,179	$15,897
12/31/2024	$16,206	$11,331	$17,201
12/31/2025	$17,707	$12,138	$18,664

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	9.26%	4.07%	5.88%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$160,961,025
# of Portfolio Holdings	256
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$1,040,393

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.6%
BB	64.0%
B	20.2%
CCC	6.9%
Not Rated	0.3%

Asset Allocation

Corporate Bonds	87.1%
Loan Agreements	5.4%
Non-Agency Asset-Backed Securities	3.3%
Money Market Funds	1.8%
Other	2.4%

Top 5 Industries (Fixed Income)

Media	6.6%
Commercial Services	5.1%
Oil & Gas	5.0%
Health Care Services	4.6%
Diversified Financial Services	4.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie High Yield Fund" to the "LVIP Nomura High Yield Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura High Yield Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.04%

How did the Fund perform last year and what affected its performance?

High yield default rates remained low during 2025. The Fund produced positive absolute returns and outperformed the ICE BofA US HY Constnd TR USD.

Key contributors to performance included:

  Security selection within the media sector, banking sector, capital goods sector and energy sector.

Key detractors from performance included:

  Underweight to the real estate sector, consumer goods sector, services sector and telecommunications sector.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,291	$10,254	$11,749
12/31/2017	$12,111	$10,602	$12,628
12/31/2018	$11,534	$10,617	$12,342
12/31/2019	$13,393	$11,535	$14,120
12/31/2020	$14,316	$12,399	$14,978
12/31/2021	$14,973	$12,200	$15,779
12/31/2022	$13,226	$10,615	$14,010
12/31/2023	$14,858	$11,179	$15,897
12/31/2024	$15,800	$11,331	$17,201
12/31/2025	$17,212	$12,138	$18,664

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	8.94%	3.75%	5.58%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$160,961,025
# of Portfolio Holdings	256
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$1,040,393

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.6%
BB	64.0%
B	20.2%
CCC	6.9%
Not Rated	0.3%

Asset Allocation

Corporate Bonds	87.1%
Loan Agreements	5.4%
Non-Agency Asset-Backed Securities	3.3%
Money Market Funds	1.8%
Other	2.4%

Top 5 Industries (Fixed Income)

Media	6.6%
Commercial Services	5.1%
Oil & Gas	5.0%
Health Care Services	4.6%
Diversified Financial Services	4.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie High Yield Fund" to the "LVIP Nomura High Yield Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Mid Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.42%

How did the Fund perform last year and what affected its performance?

During 2025, mid-cap value companies outperformed mid-cap growth companies, though large-caps outperformed mid- and small-caps. Higher quality mid-cap value companies outperformed in 2025. The Fund outperformed the Russell Mid Cap Value Index (the "Index") in 2025 with positive stock selection contributing to outperformance. Stock selection in the industrials and information technology sectors contributed to performance, while stock selection in the materials and health care sectors detracted.

  Within industrials, the Fund's holdings in the building products and machinery industries contributed.

  Within the information technology sector, communications equipment company, Ciena Corporation, outperformed.

  The Fund’s holdings in the real estate sector outperformed, specifically the industrial and specialized REITs.

  Strong stock selection, in addition to an overweight allocation to companies in the financials sector, contributed in 2025.

  The Fund’s holdings in the health care sector underperformed those in the Index.

  Not owning biotechnology companies detracted on a relative basis.

  Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,040	$11,244	$12,000
12/31/2017	$14,178	$13,658	$13,601
12/31/2018	$12,086	$12,968	$11,930
12/31/2019	$15,764	$17,018	$15,158
12/31/2020	$15,844	$20,575	$15,910
12/31/2021	$20,901	$25,880	$20,419
12/31/2022	$19,047	$20,851	$17,962
12/31/2023	$21,188	$26,363	$20,246
12/31/2024	$24,328	$32,715	$22,892
12/31/2025	$27,575	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.35%	11.72%	10.68%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$996,406,801
# of Portfolio Holdings	94
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,437,112

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.1%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.6%
Banks	5.3%
Machinery	5.0%
Capital Markets	4.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Mid Cap Value Fund" to the "LVIP Nomura Mid Cap Value Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Mid Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.77%

How did the Fund perform last year and what affected its performance?

During 2025, mid-cap value companies outperformed mid-cap growth companies, though large-caps outperformed mid- and small-caps. Higher quality mid-cap value companies outperformed in 2025. The Fund outperformed the Russell Mid Cap Value Index (the "Index") in 2025 with positive stock selection contributing to outperformance. Stock selection in the industrials and information technology sectors contributed to performance, while stock selection in the materials and health care sectors detracted.

  Within industrials, the Fund's holdings in the building products and machinery industries contributed.

  Within the information technology sector, communications equipment company, Ciena Corporation, outperformed.

  The Fund’s holdings in the real estate sector outperformed, specifically the industrial and specialized REITs.

  Strong stock selection, in addition to an overweight allocation to companies in the financials sector, contributed in 2025.

  The Fund’s holdings in the health care sector underperformed those in the Index.

  Not owning biotechnology companies detracted on a relative basis.

  Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,998	$11,244	$12,000
12/31/2017	$14,079	$13,658	$13,601
12/31/2018	$11,961	$12,968	$11,930
12/31/2019	$15,545	$17,018	$15,158
12/31/2020	$15,570	$20,575	$15,910
12/31/2021	$20,468	$25,880	$20,419
12/31/2022	$18,586	$20,851	$17,962
12/31/2023	$20,604	$26,363	$20,246
12/31/2024	$23,575	$32,715	$22,892
12/31/2025	$26,629	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.95%	11.33%	10.29%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$996,406,801
# of Portfolio Holdings	94
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,437,112

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.1%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.6%
Banks	5.3%
Machinery	5.0%
Capital Markets	4.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Mid Cap Value Fund" to the "LVIP Nomura Mid Cap Value Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura SMID Cap Core Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.80%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2500 Index, which was up 11.91% in 2025. After a brief sell-off following the April "Liberation Day" tariff announcements, U.S. small and midcap equity markets rallied higher led by low-quality risk factors.

  The Fund's overweight to quality and underweight to risk accounted for the majority of relative underperformance.

  Stock selection was strongest within health care, consumer staples, and media. Insmed Incorporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within capital goods and finance detracted from relative performance. KBR, Inc. was the biggest detractor held in the Fund. A lack of exposure to Robinhood Markets, Inc. was the largest overall detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,829	$11,244	$11,759
12/31/2017	$12,849	$13,658	$13,736
12/31/2018	$11,292	$12,968	$12,362
12/31/2019	$14,638	$17,018	$15,794
12/31/2020	$16,260	$20,575	$18,952
12/31/2021	$20,029	$25,880	$22,398
12/31/2022	$17,279	$20,851	$18,284
12/31/2023	$20,121	$26,363	$21,469
12/31/2024	$23,085	$32,715	$24,044
12/31/2025	$25,129	$38,390	$26,907

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	8.85%	9.10%	9.65%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Index	11.91%	7.26%	10.40%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$663,785,961
# of Portfolio Holdings	118
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$4,761,681

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.0%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Banks	8.6%
Software	6.2%
Biotechnology	6.2%
Semiconductors & Semiconductor Equipment	5.0%
Machinery	5.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie SMID Cap Core Fund" to the "LVIP Nomura SMID Cap Core Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura SMID Cap Core Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.10%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2500 Index, which was up 11.91% in 2025. After a brief sell-off following the April "Liberation Day" tariff announcements, U.S. small and midcap equity markets rallied higher led by low-quality risk factors.

  The Fund's overweight to quality and underweight to risk accounted for the majority of relative underperformance.

  Stock selection was strongest within health care, consumer staples, and media. Insmed Incorporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within capital goods and finance detracted from relative performance. KBR, Inc. was the biggest detractor held in the Fund. A lack of exposure to Robinhood Markets, Inc. was the largest overall detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,802	$11,244	$11,759
12/31/2017	$12,787	$13,658	$13,736
12/31/2018	$11,201	$12,968	$12,362
12/31/2019	$14,478	$17,018	$15,794
12/31/2020	$16,033	$20,575	$18,952
12/31/2021	$19,692	$25,880	$22,398
12/31/2022	$16,938	$20,851	$18,284
12/31/2023	$19,665	$26,363	$21,469
12/31/2024	$22,493	$32,715	$24,044
12/31/2025	$24,412	$38,390	$26,907

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	8.53%	8.77%	9.34%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Index	11.91%	7.26%	10.40%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$663,785,961
# of Portfolio Holdings	118
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$4,761,681

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.0%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Banks	8.6%
Software	6.2%
Biotechnology	6.2%
Semiconductors & Semiconductor Equipment	5.0%
Machinery	5.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie SMID Cap Core Fund" to the "LVIP Nomura SMID Cap Core Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Social Awareness Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47	0.44%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 1000 Index (the "Index"), which was up 17.37% in 2025. The growth style again outperformed value with technology, capital goods, and finance contributing most to the Index return.

  Sector allocations contributed positively to performance while stock selection detracted.

  Stock selection was strongest within health care, consumer staples, and REITs. Insmed Incporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within technology and finance detracted from relative performance. Software provider, ServiceNow, Inc., was the largest detractor within technology. Software was one of the weakest industries within the benchmark on fears that Artificial Intelligence ("AI") would disintermediate incumbent software providers.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,664	$11,244	$11,205
12/31/2017	$12,817	$13,658	$13,636
12/31/2018	$12,232	$12,968	$12,983
12/31/2019	$16,144	$17,018	$17,063
12/31/2020	$19,322	$20,575	$20,640
12/31/2021	$24,429	$25,880	$26,101
12/31/2022	$19,614	$20,851	$21,108
12/31/2023	$25,532	$26,363	$26,708
12/31/2024	$30,911	$32,715	$33,255
12/31/2025	$35,565	$38,390	$39,030

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	15.06%	12.98%	13.53%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$822,330,426
# of Portfolio Holdings	91
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,965,043

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.8%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.8%
Software	12.7%
Interactive Media & Services	8.8%
Banks	6.1%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Social Awareness Fund" to the "LVIP Nomura Social Awareness Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura Social Awareness Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.79%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 1000 Index (the "Index"), which was up 17.37% in 2025. The growth style again outperformed value with technology, capital goods, and finance contributing most to the Index return.

  Sector allocations contributed positively to performance while stock selection detracted.

  Stock selection was strongest within health care, consumer staples, and REITs. Insmed Incporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within technology and finance detracted from relative performance. Software provider, ServiceNow, Inc., was the largest detractor within technology. Software was one of the weakest industries within the benchmark on fears that Artificial Intelligence ("AI") would disintermediate incumbent software providers.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,626	$11,244	$11,205
12/31/2017	$12,727	$13,658	$13,636
12/31/2018	$12,105	$12,968	$12,983
12/31/2019	$15,920	$17,018	$17,063
12/31/2020	$18,987	$20,575	$20,640
12/31/2021	$23,922	$25,880	$26,101
12/31/2022	$19,139	$20,851	$21,108
12/31/2023	$24,827	$26,363	$26,708
12/31/2024	$29,953	$32,715	$33,255
12/31/2025	$34,343	$38,390	$39,030

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	14.65%	12.58%	13.13%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$822,330,426
# of Portfolio Holdings	91
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,965,043

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.8%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.8%
Software	12.7%
Interactive Media & Services	8.8%
Banks	6.1%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Social Awareness Fund" to the "LVIP Nomura Social Awareness Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$80	0.72%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth Index for calendar year 2025. Resilient earnings and a continuation of the artificial intelligence-led rally drove markets higher for the year, despite tariff-related volatility. Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in communication services and healthcare were top contributors.

  An underweight position in information technology and an overweight position in consumer staples were the largest detractors from relative returns.

  At the stock level, an overweight to semiconductor fabrication equipment manufacturer, Lam Research, was the largest contributor to excess return. An underweight to NVIDIA Corp. was the largest relative detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,484	$11,244	$10,708
12/31/2017	$12,165	$13,658	$13,943
12/31/2018	$11,800	$12,968	$13,732
12/31/2019	$15,016	$17,018	$18,729
12/31/2020	$21,642	$20,575	$25,938
12/31/2021	$25,559	$25,880	$33,096
12/31/2022	$18,489	$20,851	$23,453
12/31/2023	$27,428	$26,363	$33,462
12/31/2024	$36,772	$32,715	$44,623
12/31/2025	$45,085	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	22.61%	15.81%	16.25%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$497,916,316
# of Portfolio Holdings	61
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,040,592

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.4%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.0%
Software	16.8%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	9.4%
Broadline Retail	4.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. Growth Fund" to the "LVIP Nomura U.S. Growth Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. Growth Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.02%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth Index for calendar year 2025. Resilient earnings and a continuation of the artificial intelligence-led rally drove markets higher for the year, despite tariff-related volatility. Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in communication services and healthcare were top contributors.

  An underweight position in information technology and an overweight position in consumer staples were the largest detractors from relative returns.

  At the stock level, an overweight to semiconductor fabrication equipment manufacturer, Lam Research, was the largest contributor to excess return. An underweight to NVIDIA Corp. was the largest relative detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,451	$11,244	$10,708
12/31/2017	$12,107	$13,658	$13,943
12/31/2018	$11,708	$12,968	$13,732
12/31/2019	$14,855	$17,018	$18,729
12/31/2020	$21,344	$20,575	$25,938
12/31/2021	$25,132	$25,880	$33,096
12/31/2022	$18,125	$20,851	$23,453
12/31/2023	$26,807	$26,363	$33,462
12/31/2024	$35,831	$32,715	$44,623
12/31/2025	$43,798	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	22.24%	15.46%	15.92%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$497,916,316
# of Portfolio Holdings	61
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,040,592

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.4%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.0%
Software	16.8%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	9.4%
Broadline Retail	4.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. Growth Fund" to the "LVIP Nomura U.S. Growth Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. REIT Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$83	0.83%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE Nareit Equity REITs Index for calendar year 2025. REITs faced valuation headwinds in 2025, driven by a softening of U.S. Federal Reserve rate cut expecations. Despite this, moderate funds from operations (FFO) growth paired with stable yields demonstrated operational resilience.

  Within the Fund, relative underperformance was driven by asset allocation, whilst stock selection was a positive contributor.

  At the sector level, underweight allocations to office and data centers contributed positively to relative performance.

  Within the office sector, underweight positions in Vornado Realty Trust and SL Green Realty Corp. were key contributors to excess return.

  An underweight allocation to industrial REITs and health care REITs were the largest detractors from excess returns, driven primarily by allocation effect.

  Within the health care sector, an overweight position in Alexandria Real Estate Equities, Inc. and an underweight position in Omega Healthcare Investors, Inc. were key detractors from excess return.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,587	$11,244	$10,852
12/31/2017	$10,749	$13,658	$11,419
12/31/2018	$9,973	$12,968	$10,891
12/31/2019	$12,647	$17,018	$13,723
12/31/2020	$11,331	$20,575	$12,625
12/31/2021	$16,211	$25,880	$18,083
12/31/2022	$12,109	$20,851	$13,677
12/31/2023	$13,632	$26,363	$15,555
12/31/2024	$14,705	$32,715	$16,914
12/31/2025	$14,855	$38,390	$17,401

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	1.02%	5.57%	4.04%
Morningstar US Market Index	17.35%	13.29%	14.40%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$347,931,383
# of Portfolio Holdings	68
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,639,067

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.1%
Other	0.3%

Top 5 Industries (Equity)

REIT Diversified	19.9%
REIT Health Care	17.1%
REIT Apartments	13.1%
REIT Warehouse/Industry	11.5%
REIT Storage	9.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. REIT Fund" to the "LVIP Nomura U.S. REIT Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Nomura U.S. REIT Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.13%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE Nareit Equity REITs Index for calendar year 2025. REITs faced valuation headwinds in 2025, driven by a softening of U.S. Federal Reserve rate cut expecations. Despite this, moderate funds from operations (FFO) growth paired with stable yields demonstrated operational resilience.

  Within the Fund, relative underperformance was driven by asset allocation, whilst stock selection was a positive contributor.

  At the sector level, underweight allocations to office and data centers contributed positively to relative performance.

  Within the office sector, underweight positions in Vornado Realty Trust and SL Green Realty Corp. were key contributors to excess return.

  An underweight allocation to industrial REITs and health care REITs were the largest detractors from excess returns, driven primarily by allocation effect.

  Within the health care sector, an overweight position in Alexandria Real Estate Equities, Inc. and an underweight position in Omega Healthcare Investors, Inc. were key detractors from excess return.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,561	$11,244	$10,852
12/31/2017	$10,695	$13,658	$11,419
12/31/2018	$9,891	$12,968	$10,891
12/31/2019	$12,512	$17,018	$13,723
12/31/2020	$11,181	$20,575	$12,625
12/31/2021	$15,937	$25,880	$18,083
12/31/2022	$11,869	$20,851	$13,677
12/31/2023	$13,322	$26,363	$15,555
12/31/2024	$14,327	$32,715	$16,914
12/31/2025	$14,430	$38,390	$17,401

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	0.72%	5.24%	3.74%
Morningstar US Market Index	17.35%	13.29%	14.40%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$347,931,383
# of Portfolio Holdings	68
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,639,067

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.1%
Other	0.3%

Top 5 Industries (Equity)

REIT Diversified	19.9%
REIT Health Care	17.1%
REIT Apartments	13.1%
REIT Warehouse/Industry	11.5%
REIT Storage	9.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. REIT Fund" to the "LVIP Nomura U.S. REIT Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$62	0.60%

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions such as a cooling labor market prompted three rate cuts from the U.S. Federal Reserve (the "Fed") in 2025. The high starting yields, combined with Fed rate cuts, served as positive backdrops for strong bond performance in 2025. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA 1-3Y U.S. Treasury TR USD. Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high quality Agency mortgage-backed securities, asset-backed securities, collateralized mortgage-backed securities and collateralized loan obligations served as attractive, diversifying sources of yield.

  Within rates, U.S. and Australia duration positioning, detracted from performance.

  Within currency strategies, tactical exposure to select emerging market currencies contributed to performance. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund's exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,263	$10,254	$10,089
12/31/2017	$10,435	$10,602	$10,131
12/31/2018	$10,556	$10,617	$10,292
12/31/2019	$10,911	$11,535	$10,657
12/31/2020	$11,358	$12,399	$10,988
12/31/2021	$11,285	$12,200	$10,927
12/31/2022	$10,735	$10,615	$10,528
12/31/2023	$11,258	$11,179	$10,976
12/31/2024	$11,835	$11,331	$11,424
12/31/2025	$12,482	$12,138	$12,006

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	5.47%	1.91%	2.24%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE Bank of America 1-3 Yr US Treasury Index	5.09%	1.79%	1.85%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$875,785,687
# of Portfolio Holdings	517
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$3,880,521

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	24.5%
AAA	30.6%
AA	2.8%
A	9.6%
BBB	14.9%
BB	1.3%
Not Rated	16.3%

Asset Allocation

Corporate Bonds	32.3%
Non-Agency Asset-Backed Securities	28.7%
Agency Mortgage-Backed Securities	19.3%
Agency Collateralized Mortgage Obligations	17.3%
U.S. Treasury Obligations	8.1%
Non-Agency Collateralized Mortgage Obligations	2.8%
Short-Term Investments	2.7%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Sovereign Bonds	2.1%
Municipal Bonds	0.6%
Other	(16.3%)

Top 5 Industries (Fixed Income)

Banks	7.2%
Auto Manufacturers	3.8%
Electric	3.5%
Diversified Financial Services	3.5%
Real Estate Investment Trusts	2.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.85%

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions such as a cooling labor market prompted three rate cuts from the U.S. Federal Reserve (the "Fed") in 2025. The high starting yields, combined with Fed rate cuts, served as positive backdrops for strong bond performance in 2025. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA 1-3Y U.S. Treasury TR USD. Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high quality Agency mortgage-backed securities, asset-backed securities, collateralized mortgage-backed securities and collateralized loan obligations served as attractive, diversifying sources of yield.

  Within rates, U.S. and Australia duration positioning, detracted from performance.

  Within currency strategies, tactical exposure to select emerging market currencies contributed to performance. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund's exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,237	$10,254	$10,089
12/31/2017	$10,384	$10,602	$10,131
12/31/2018	$10,477	$10,617	$10,292
12/31/2019	$10,803	$11,535	$10,657
12/31/2020	$11,217	$12,399	$10,988
12/31/2021	$11,117	$12,200	$10,927
12/31/2022	$10,548	$10,615	$10,528
12/31/2023	$11,035	$11,179	$10,976
12/31/2024	$11,572	$11,331	$11,424
12/31/2025	$12,175	$12,138	$12,006

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	5.21%	1.65%	1.99%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE Bank of America 1-3 Yr US Treasury Index	5.09%	1.79%	1.85%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$875,785,687
# of Portfolio Holdings	517
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$3,880,521

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	24.5%
AAA	30.6%
AA	2.8%
A	9.6%
BBB	14.9%
BB	1.3%
Not Rated	16.3%

Asset Allocation

Corporate Bonds	32.3%
Non-Agency Asset-Backed Securities	28.7%
Agency Mortgage-Backed Securities	19.3%
Agency Collateralized Mortgage Obligations	17.3%
U.S. Treasury Obligations	8.1%
Non-Agency Collateralized Mortgage Obligations	2.8%
Short-Term Investments	2.7%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Sovereign Bonds	2.1%
Municipal Bonds	0.6%
Other	(16.3%)

Top 5 Industries (Fixed Income)

Banks	7.2%
Auto Manufacturers	3.8%
Electric	3.5%
Diversified Financial Services	3.5%
Real Estate Investment Trusts	2.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.20%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,501	$10,254	$10,265	$10,547
12/31/2017	$11,626	$10,602	$10,628	$11,730
12/31/2018	$11,121	$10,617	$10,629	$11,293
12/31/2019	$12,771	$11,535	$11,556	$13,049
12/31/2020	$14,327	$12,399	$12,423	$14,650
12/31/2021	$15,240	$12,200	$12,232	$15,658
12/31/2022	$12,992	$10,615	$10,641	$13,441
12/31/2023	$14,386	$11,179	$11,229	$14,950
12/31/2024	$15,241	$11,331	$11,369	$15,906
12/31/2025	$17,191	$12,138	$12,199	$18,051

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	12.80%	3.71%	5.57%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Index Allocation Composite	13.48%	4.26%	6.08%

Key Fund Statistics

Total Net Assets	$152,062,737
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$220,173

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.5%
Equity Funds	22.1%
International Equity Funds	18.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.45%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,474	$10,254	$10,265	$10,547
12/31/2017	$11,567	$10,602	$10,628	$11,730
12/31/2018	$11,038	$10,617	$10,629	$11,293
12/31/2019	$12,643	$11,535	$11,556	$13,049
12/31/2020	$14,149	$12,399	$12,423	$14,650
12/31/2021	$15,012	$12,200	$12,232	$15,658
12/31/2022	$12,766	$10,615	$10,641	$13,441
12/31/2023	$14,101	$11,179	$11,229	$14,950
12/31/2024	$14,902	$11,331	$11,369	$15,906
12/31/2025	$16,767	$12,138	$12,199	$18,051

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.51%	3.45%	5.30%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Index Allocation Composite	13.48%	4.26%	6.08%

Key Fund Statistics

Total Net Assets	$152,062,737
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$220,173

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.5%
Equity Funds	22.1%
International Equity Funds	18.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,665	$10,254	$10,265	$10,709
12/31/2017	$12,216	$10,602	$10,628	$12,321
12/31/2018	$11,450	$10,617	$10,629	$11,621
12/31/2019	$13,538	$11,535	$11,556	$13,827
12/31/2020	$15,411	$12,399	$12,423	$15,744
12/31/2021	$17,013	$12,200	$12,232	$17,452
12/31/2022	$14,391	$10,615	$10,641	$14,854
12/31/2023	$16,343	$11,179	$11,229	$16,946
12/31/2024	$17,712	$11,331	$11,369	$18,456
12/31/2025	$20,482	$12,138	$12,199	$21,465

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	15.64%	5.85%	7.43%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Index Allocation Composite	16.31%	6.40%	7.94%

Key Fund Statistics

Total Net Assets	$694,154,147
# of Portfolio Holdings	8
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$984,733

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.0%
International Equity Funds	26.4%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.46%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,637	$10,254	$10,265	$10,709
12/31/2017	$12,155	$10,602	$10,628	$12,321
12/31/2018	$11,364	$10,617	$10,629	$11,621
12/31/2019	$13,403	$11,535	$11,556	$13,827
12/31/2020	$15,219	$12,399	$12,423	$15,744
12/31/2021	$16,759	$12,200	$12,232	$17,452
12/31/2022	$14,141	$10,615	$10,641	$14,854
12/31/2023	$16,019	$11,179	$11,229	$16,946
12/31/2024	$17,317	$11,331	$11,369	$18,456
12/31/2025	$19,974	$12,138	$12,199	$21,465

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.35%	5.59%	7.16%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Index Allocation Composite	16.31%	6.40%	7.94%

Key Fund Statistics

Total Net Assets	$694,154,147
# of Portfolio Holdings	8
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$984,733

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.0%
International Equity Funds	26.4%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,737	$11,244	$11,196	$10,785
12/31/2017	$12,559	$13,658	$13,640	$12,669
12/31/2018	$11,626	$12,968	$13,042	$11,807
12/31/2019	$13,920	$17,018	$17,149	$14,226
12/31/2020	$15,908	$20,575	$20,304	$16,275
12/31/2021	$17,716	$25,880	$26,132	$18,181
12/31/2022	$14,903	$20,851	$21,399	$15,373
12/31/2023	$17,112	$26,363	$27,025	$17,717
12/31/2024	$18,697	$32,715	$33,786	$19,471
12/31/2025	$21,957	$38,390	$39,827	$22,996

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	17.43%	6.66%	8.18%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Moderately Aggressive Index Allocation Composite	18.10%	7.16%	8.68%

Key Fund Statistics

Total Net Assets	$690,676,658
# of Portfolio Holdings	7
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$966,674

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	37.9%
International Equity Funds	32.5%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.46%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,711	$11,244	$11,196	$10,785
12/31/2017	$12,496	$13,658	$13,640	$12,669
12/31/2018	$11,540	$12,968	$13,042	$11,807
12/31/2019	$13,782	$17,018	$17,149	$14,226
12/31/2020	$15,710	$20,575	$20,304	$16,275
12/31/2021	$17,452	$25,880	$26,132	$18,181
12/31/2022	$14,644	$20,851	$21,399	$15,373
12/31/2023	$16,773	$26,363	$27,025	$17,717
12/31/2024	$18,282	$32,715	$33,786	$19,471
12/31/2025	$21,415	$38,390	$39,827	$22,996

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	17.14%	6.39%	7.91%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Moderately Aggressive Index Allocation Composite	18.10%	7.16%	8.68%

Key Fund Statistics

Total Net Assets	$690,676,658
# of Portfolio Holdings	7
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$966,674

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	37.9%
International Equity Funds	32.5%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.25%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,684	$10,254	$10,265	$10,547
12/31/2017	$11,720	$10,602	$10,628	$11,730
12/31/2018	$11,133	$10,617	$10,629	$11,293
12/31/2019	$12,651	$11,535	$11,556	$13,049
12/31/2020	$13,876	$12,399	$12,423	$14,650
12/31/2021	$14,906	$12,200	$12,232	$15,658
12/31/2022	$12,924	$10,615	$10,641	$13,441
12/31/2023	$14,251	$11,179	$11,229	$14,950
12/31/2024	$15,172	$11,331	$11,369	$15,906
12/31/2025	$17,254	$12,138	$12,199	$18,051

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.72%	4.45%	5.61%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Conservative Allocation Composite	13.48%	4.26%	6.08%

Key Fund Statistics

Total Net Assets	$133,225,062
# of Portfolio Holdings	7
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$200,865

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.6%
Equity Funds	22.2%
International Equity Funds	18.3%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.50%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,657	$10,254	$10,265	$10,547
12/31/2017	$11,662	$10,602	$10,628	$11,730
12/31/2018	$11,049	$10,617	$10,629	$11,293
12/31/2019	$12,526	$11,535	$11,556	$13,049
12/31/2020	$13,703	$12,399	$12,423	$14,650
12/31/2021	$14,685	$12,200	$12,232	$15,658
12/31/2022	$12,700	$10,615	$10,641	$13,441
12/31/2023	$13,969	$11,179	$11,229	$14,950
12/31/2024	$14,834	$11,331	$11,369	$15,906
12/31/2025	$16,828	$12,138	$12,199	$18,051

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	13.44%	4.19%	5.34%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Conservative Allocation Composite	13.48%	4.26%	6.08%

Key Fund Statistics

Total Net Assets	$133,225,062
# of Portfolio Holdings	7
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$200,865

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.6%
Equity Funds	22.2%
International Equity Funds	18.3%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,927	$10,254	$10,265	$10,709
12/31/2017	$12,363	$10,602	$10,628	$12,321
12/31/2018	$11,483	$10,617	$10,629	$11,621
12/31/2019	$13,386	$11,535	$11,556	$13,827
12/31/2020	$14,705	$12,399	$12,423	$15,744
12/31/2021	$16,492	$12,200	$12,232	$17,452
12/31/2022	$14,323	$10,615	$10,641	$14,854
12/31/2023	$16,198	$11,179	$11,229	$16,946
12/31/2024	$17,722	$11,331	$11,369	$18,456
12/31/2025	$20,784	$12,138	$12,199	$21,465

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	17.28%	7.16%	7.59%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Moderate Allocation Composite	16.31%	6.40%	7.94%

Key Fund Statistics

Total Net Assets	$851,892,011
# of Portfolio Holdings	6
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,081,707

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.5%
Equity Funds	34.1%
International Equity Funds	26.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.46%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,901	$10,254	$10,265	$10,709
12/31/2017	$12,302	$10,602	$10,628	$12,321
12/31/2018	$11,397	$10,617	$10,629	$11,621
12/31/2019	$13,253	$11,535	$11,556	$13,827
12/31/2020	$14,524	$12,399	$12,423	$15,744
12/31/2021	$16,248	$12,200	$12,232	$17,452
12/31/2022	$14,075	$10,615	$10,641	$14,854
12/31/2023	$15,878	$11,179	$11,229	$16,946
12/31/2024	$17,329	$11,331	$11,369	$18,456
12/31/2025	$20,271	$12,138	$12,199	$21,465

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	16.98%	6.90%	7.32%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Moderate Allocation Composite	16.31%	6.40%	7.94%

Key Fund Statistics

Total Net Assets	$851,892,011
# of Portfolio Holdings	6
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,081,707

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.5%
Equity Funds	34.1%
International Equity Funds	26.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.22%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,048	$11,244	$11,196	$10,785
12/31/2017	$12,694	$13,658	$13,640	$12,669
12/31/2018	$11,653	$12,968	$13,042	$11,807
12/31/2019	$13,684	$17,018	$17,149	$14,226
12/31/2020	$14,953	$20,575	$20,304	$16,275
12/31/2021	$16,999	$25,880	$26,132	$18,181
12/31/2022	$14,766	$20,851	$21,399	$15,373
12/31/2023	$16,874	$26,363	$27,025	$17,717
12/31/2024	$18,642	$32,715	$33,786	$19,471
12/31/2025	$22,246	$38,390	$39,827	$22,996

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	19.33%	8.27%	8.32%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Structured Moderately Aggressive Allocation Composite	18.10%	7.16%	8.68%

Key Fund Statistics

Total Net Assets	$494,736,194
# of Portfolio Holdings	6
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$703,898

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.4%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.47%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,020	$11,244	$11,196	$10,785
12/31/2017	$12,630	$13,658	$13,640	$12,669
12/31/2018	$11,565	$12,968	$13,042	$11,807
12/31/2019	$13,548	$17,018	$17,149	$14,226
12/31/2020	$14,768	$20,575	$20,304	$16,275
12/31/2021	$16,746	$25,880	$26,132	$18,181
12/31/2022	$14,510	$20,851	$21,399	$15,373
12/31/2023	$16,539	$26,363	$27,025	$17,717
12/31/2024	$18,227	$32,715	$33,786	$19,471
12/31/2025	$21,696	$38,390	$39,827	$22,996

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	19.03%	8.00%	8.05%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Structured Moderately Aggressive Allocation Composite	18.10%	7.16%	8.68%

Key Fund Statistics

Total Net Assets	$494,736,194
# of Portfolio Holdings	6
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$703,898

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.4%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.37%

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve's (the "Fed") rate cut decision and stable corporate fundamentals. The Fed grew confident in taming inflation and shifted focus to growth as concerns over a weakening labor market took precedence. While balancing these two risks, the Fed prioritized economic support and delivered three rate cuts totaling 75bps in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Agg Bond TR USD. Key drivers of Fund performance included heavy Treasury allocations as yields fell amid safe-haven demand during market volatility.

The following factor has positively contributed to relative performance:

  Yield curve positioning

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000
12/31/2016	$10,228	$10,265
12/31/2017	$10,553	$10,628
12/31/2018	$10,519	$10,629
12/31/2019	$11,386	$11,556
12/31/2020	$12,238	$12,423
12/31/2021	$11,996	$12,232
12/31/2022	$10,383	$10,641
12/31/2023	$10,933	$11,229
12/31/2024	$11,049	$11,369
12/31/2025	$11,800	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	6.80%	(0.73%)	1.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,565,712,334
# of Portfolio Holdings	5,315
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,157,859

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.6%
AAA	3.2%
AA	4.4%
A	11.3%
BBB	9.5%
Not Rated	0.0%

Asset Allocation

U.S. Treasury Obligations	45.6%
Agency Mortgage-Backed Securities	24.1%
Corporate Bonds	23.9%
Money Market Funds	1.4%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.5%
Municipal Bonds	0.4%
Other	0.1%

Top 5 Industries (Fixed Income)

Banks	5.2%
Electric	2.1%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Health Care Services	0.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.62%

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve's (the "Fed") rate cut decision and stable corporate fundamentals. The Fed grew confident in taming inflation and shifted focus to growth as concerns over a weakening labor market took precedence. While balancing these two risks, the Fed prioritized economic support and delivered three rate cuts totaling 75bps in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Agg Bond TR USD. Key drivers of Fund performance included heavy Treasury allocations as yields fell amid safe-haven demand during market volatility.

The following factor has positively contributed to relative performance:

  Yield curve positioning

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000
12/31/2016	$10,203	$10,265
12/31/2017	$10,501	$10,628
12/31/2018	$10,441	$10,629
12/31/2019	$11,273	$11,556
12/31/2020	$12,087	$12,423
12/31/2021	$11,819	$12,232
12/31/2022	$10,204	$10,641
12/31/2023	$10,718	$11,229
12/31/2024	$10,804	$11,369
12/31/2025	$11,510	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.53%	(0.97%)	1.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,565,712,334
# of Portfolio Holdings	5,315
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,157,859

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.6%
AAA	3.2%
AA	4.4%
A	11.3%
BBB	9.5%
Not Rated	0.0%

Asset Allocation

U.S. Treasury Obligations	45.6%
Agency Mortgage-Backed Securities	24.1%
Corporate Bonds	23.9%
Money Market Funds	1.4%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.5%
Municipal Bonds	0.4%
Other	0.1%

Top 5 Industries (Fixed Income)

Banks	5.2%
Electric	2.1%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Health Care Services	0.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$58	0.50%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the benchmark, MSCI EM NR USD. In 2025, Fund results were shaped by key stock, country, and sector contributors.

  Taiwan Semiconductor, Tencent, and Samsung Electronics were the largest positive contributors to performance.

  Meituan, Tata Consultancy Services, and Infosys Limited were the most significant detractors from performance.

  China, Korea, and Taiwan were the top country contributors; Saudi Arabia and Indonesia detracted.

  Information technology and financials were the strongest sector contributors to performance.

  Utilities and real estate made smaller positive contributions to overall performance.

The Fund used swaps for China A-share exposure, enabling efficient index replication. No other derivatives were used in the Fund during the year. The Fund remained diversified and passive, with no material deviations from the index.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of November 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,086	$9,974
12/31/2019	$11,877	$11,811
12/31/2020	$13,920	$13,973
12/31/2021	$13,460	$13,618
12/31/2022	$10,608	$10,882
12/31/2023	$11,545	$11,952
12/31/2024	$12,331	$12,848
12/31/2025	$16,459	$17,161

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 11/1/2018
Standard Class	33.48%	3.41%	7.20%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	7.83%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$256,002,000
# of Portfolio Holdings	1,136
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$862,880

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

China	22.5%
Taiwan	20.3%
India	15.1%
Republic of Korea	13.2%
Brazil	4.2%

Asset Allocation

Common Stock	94.4%
Money Market Funds	3.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other	0.9%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.0%
Banks	15.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.8%
Broadline Retail	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.75%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the benchmark, MSCI EM NR USD. In 2025, Fund results were shaped by key stock, country, and sector contributors.

  Taiwan Semiconductor, Tencent, and Samsung Electronics were the largest positive contributors to performance.

  Meituan, Tata Consultancy Services, and Infosys Limited were the most significant detractors from performance.

  China, Korea, and Taiwan were the top country contributors; Saudi Arabia and Indonesia detracted.

  Information technology and financials were the strongest sector contributors to performance.

  Utilities and real estate made smaller positive contributions to overall performance.

The Fund used swaps for China A-share exposure, enabling efficient index replication. No other derivatives were used in the Fund during the year. The Fund remained diversified and passive, with no material deviations from the index.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of November 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,082	$9,974
12/31/2019	$11,842	$11,811
12/31/2020	$13,845	$13,973
12/31/2021	$13,355	$13,618
12/31/2022	$10,499	$10,882
12/31/2023	$11,398	$11,952
12/31/2024	$12,143	$12,848
12/31/2025	$16,169	$17,161

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 11/1/2018
Service Class	33.15%	3.15%	6.93%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	7.83%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$256,002,000
# of Portfolio Holdings	1,136
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$862,880

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

China	22.5%
Taiwan	20.3%
India	15.1%
Republic of Korea	13.2%
Brazil	4.2%

Asset Allocation

Common Stock	94.4%
Money Market Funds	3.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other	0.9%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.0%
Banks	15.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.8%
Broadline Retail	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.37%

How did the Fund perform last year and what affected its performance?

The performance of the Fund was underpinned by a wave of technological advancements and volatile economic policies in 2025.

  Overweight in U.S. and international equity contributed positively to performance but security selection detracted in both U.S. sectors and emerging markets.

  Commodities, particularly gold, added to the positive performance in 2025.

  Underweight in fixed income to Fund overweight in growth assets contributed positively to the Fund, but the curve positionings in both treasury and credit detracted from performance.

  Cash created a drag in return and detracted the Fund performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,562	$10,254	$10,265	$10,695
12/31/2017	$12,127	$10,602	$10,628	$12,310
12/31/2018	$11,136	$10,617	$10,629	$11,630
12/31/2019	$12,890	$11,535	$11,556	$13,848
12/31/2020	$13,794	$12,399	$12,423	$15,813
12/31/2021	$15,529	$12,200	$12,232	$17,480
12/31/2022	$13,305	$10,615	$10,641	$14,808
12/31/2023	$15,102	$11,179	$11,229	$16,925
12/31/2024	$16,607	$11,331	$11,369	$18,451
12/31/2025	$18,994	$12,138	$12,199	$21,545

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	14.37%	6.61%	6.63%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Global Tactical Allocation Composite	16.77%	6.38%	7.98%

Key Fund Statistics

Total Net Assets	$596,869,052
# of Portfolio Holdings	32
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,802,550

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.7%
Fixed Income Funds	29.0%
International Equity Funds	24.7%
Money Market Funds	4.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.62%

How did the Fund perform last year and what affected its performance?

The performance of the Fund was underpinned by a wave of technological advancements and volatile economic policies in 2025.

  Overweight in U.S. and international equity contributed positively to performance but security selection detracted in both U.S. sectors and emerging markets.

  Commodities, particularly gold, added to the positive performance in 2025.

  Underweight in fixed income to Fund overweight in growth assets contributed positively to the Fund, but the curve positionings in both treasury and credit detracted from performance.

  Cash created a drag in return and detracted the Fund performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,536	$10,254	$10,265	$10,695
12/31/2017	$12,067	$10,602	$10,628	$12,310
12/31/2018	$11,053	$10,617	$10,629	$11,630
12/31/2019	$12,762	$11,535	$11,556	$13,848
12/31/2020	$13,624	$12,399	$12,423	$15,813
12/31/2021	$15,298	$12,200	$12,232	$17,480
12/31/2022	$13,073	$10,615	$10,641	$14,808
12/31/2023	$14,802	$11,179	$11,229	$16,925
12/31/2024	$16,238	$11,331	$11,369	$18,451
12/31/2025	$18,526	$12,138	$12,199	$21,545

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	14.09%	6.34%	6.36%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Global Tactical Allocation Composite	16.77%	6.38%	7.98%

Key Fund Statistics

Total Net Assets	$596,869,052
# of Portfolio Holdings	32
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,802,550

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.7%
Fixed Income Funds	29.0%
International Equity Funds	24.7%
Money Market Funds	4.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.38%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the MSCI EAFE NR USD (the "Index"). Developed international equity markets delivered exceptionally strong performance in 2025, with the Index advancing for the year. The surge reflected a broad based recovery across Europe, Japan, and other developed Asia Pacific markets. Across developed markets more broadly, earnings momentum strengthened, aided by healthier margins, and normalization of supply chains.

  Sector performance was well balanced, with financials, industrials, healthcare, and technology all contributing meaningfully.

  Geopolitical uncertainties and episodic volatility in global risk sentiment-introduced pockets of short term noise.

Markets showed resilience as companies adapted to shifting trade dynamics and investors sought diversification. By year end, developed ex U.S. markets had firmly re-established themselves as a core engine of global equity returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000
12/31/2016	$10,100	$10,100
12/31/2017	$12,593	$12,628
12/31/2018	$10,868	$10,887
12/31/2019	$13,213	$13,284
12/31/2020	$14,250	$14,322
12/31/2021	$15,826	$15,935
12/31/2022	$13,559	$13,632
12/31/2023	$15,942	$16,118
12/31/2024	$16,455	$16,735
12/31/2025	$21,586	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	31.18%	8.66%	8.00%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,880,917,678
# of Portfolio Holdings	700
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,899,803

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	21.6%
United Kingdom	13.8%
France	10.1%
Switzerland	9.8%
Germany	9.4%

Asset Allocation

Common Stock	97.1%
Money Market Funds	1.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.8%

Top 5 Industries (Equity)

Banks	14.7%
Pharmaceuticals	8.1%
Insurance	5.8%
Semiconductors & Semiconductor Equipment	4.0%
Aerospace & Defense	3.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.63%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the MSCI EAFE NR USD (the "Index"). Developed international equity markets delivered exceptionally strong performance in 2025, with the Index advancing for the year. The surge reflected a broad based recovery across Europe, Japan, and other developed Asia Pacific markets. Across developed markets more broadly, earnings momentum strengthened, aided by healthier margins, and normalization of supply chains.

  Sector performance was well balanced, with financials, industrials, healthcare, and technology all contributing meaningfully.

  Geopolitical uncertainties and episodic volatility in global risk sentiment-introduced pockets of short term noise.

Markets showed resilience as companies adapted to shifting trade dynamics and investors sought diversification. By year end, developed ex U.S. markets had firmly re-established themselves as a core engine of global equity returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000
12/31/2016	$10,074	$10,100
12/31/2017	$12,530	$12,628
12/31/2018	$10,786	$10,887
12/31/2019	$13,080	$13,284
12/31/2020	$14,072	$14,322
12/31/2021	$15,590	$15,935
12/31/2022	$13,324	$13,632
12/31/2023	$15,625	$16,118
12/31/2024	$16,089	$16,735
12/31/2025	$21,052	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	30.85%	8.39%	7.73%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,880,917,678
# of Portfolio Holdings	700
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,899,803

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	21.6%
United Kingdom	13.8%
France	10.1%
Switzerland	9.8%
Germany	9.4%

Asset Allocation

Common Stock	97.1%
Money Market Funds	1.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.8%

Top 5 Industries (Equity)

Banks	14.7%
Pharmaceuticals	8.1%
Insurance	5.8%
Semiconductors & Semiconductor Equipment	4.0%
Aerospace & Defense	3.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.25%

How did the Fund perform last year and what affected its performance?

The Fund is constructed of an equity sleeve consisting of 100% allocation to LVIP SSGA International Index Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  During the calendar year 2025, the equity sleeve underperformed the benchmark mainly due to fees.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,640	$10,283	$10,100
12/31/2017	$11,979	$12,844	$12,628
12/31/2018	$10,517	$10,997	$10,887
12/31/2019	$12,493	$13,498	$13,284
12/31/2020	$12,372	$14,636	$14,322
12/31/2021	$13,703	$16,419	$15,935
12/31/2022	$11,397	$13,913	$13,632
12/31/2023	$13,385	$16,313	$16,118
12/31/2024	$13,757	$17,027	$16,735
12/31/2025	$17,196	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	25.00%	6.81%	5.57%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$276,032,186
# of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$628,894

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.50%

How did the Fund perform last year and what affected its performance?

The Fund is constructed of an equity sleeve consisting of 100% allocation to LVIP SSGA International Index Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  During the calendar year 2025, the equity sleeve underperformed the benchmark mainly due to fees.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,620	$10,283	$10,100
12/31/2017	$11,924	$12,844	$12,628
12/31/2018	$10,443	$10,997	$10,887
12/31/2019	$12,373	$13,498	$13,284
12/31/2020	$12,222	$14,636	$14,322
12/31/2021	$13,504	$16,419	$15,935
12/31/2022	$11,203	$13,913	$13,632
12/31/2023	$13,125	$16,313	$16,118
12/31/2024	$13,456	$17,027	$16,735
12/31/2025	$16,777	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	24.69%	6.54%	5.31%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Key Fund Statistics

Total Net Assets	$276,032,186
# of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$628,894

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the index, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2025, the Fund replicated the performance of the index it tracks closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,820	$11,244	$11,196
12/31/2017	$13,102	$13,658	$13,640
12/31/2018	$12,492	$12,968	$13,042
12/31/2019	$15,139	$17,018	$17,149
12/31/2020	$17,528	$20,575	$20,304
12/31/2021	$22,451	$25,880	$26,132
12/31/2022	$18,683	$20,851	$21,399
12/31/2023	$23,250	$26,363	$27,025
12/31/2024	$28,917	$32,715	$33,786
12/31/2025	$31,699	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	9.62%	12.58%	12.23%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$875,622,121
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,970,858

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.50%

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the index, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2025, the Fund replicated the performance of the index it tracks closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,793	$11,244	$11,196
12/31/2017	$13,036	$13,658	$13,640
12/31/2018	$12,400	$12,968	$13,042
12/31/2019	$14,987	$17,018	$17,149
12/31/2020	$17,309	$20,575	$20,304
12/31/2021	$22,116	$25,880	$26,132
12/31/2022	$18,356	$20,851	$21,399
12/31/2023	$22,787	$26,363	$27,025
12/31/2024	$28,270	$32,715	$33,786
12/31/2025	$30,913	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	9.35%	12.30%	11.95%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$875,622,121
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,970,858

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.35%

How did the Fund perform last year and what affected its performance?

Performance for 2025 reflected a volatile backdrop of tariff headlines early in the year, followed by improving risk sentiment as policy uncertainty eased and global central banks pivoted toward accommodation. The Fund’s return closely tracked the S&P Midcap 400 Index (the "Index"), with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights. Futures were used to equitize cash and dividend receivables to facilitate flows.

  Sector contributions were generally consistent with the benchmark: financials, industrials, and information technology were notable positives amid resilient earnings and artificial intelligence‑related optimism, while materials modestly detracted; communication services and health care contributed minimally.

  Macro drivers included a mid‑year rebound as tariff risks paused, followed by late‑year support from rate cuts and moderating inflation; bonds and commodities moved mixed, while equities ended the year on firmer footing. The Fund remained fully invested, with disciplined rebalancing and trading to minimize tracking error relative to the Index. Differences versus the Index were not material over the reporting period.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,031	$11,244	$12,074
12/31/2017	$13,939	$13,658	$14,035
12/31/2018	$12,355	$12,968	$12,480
12/31/2019	$15,543	$17,018	$15,749
12/31/2020	$17,592	$20,575	$17,900
12/31/2021	$21,879	$25,880	$22,332
12/31/2022	$18,948	$20,851	$19,416
12/31/2023	$21,989	$26,363	$22,607
12/31/2024	$24,968	$32,715	$25,756
12/31/2025	$26,749	$38,390	$27,688

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	7.13%	8.74%	10.34%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$972,153,307
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,446,354

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.6%
Other	(0.1%)

Top 5 Industries (Equity)

Banks	6.5%
Machinery	5.5%
Insurance	4.0%
Electronic Equipment, Instruments & Components	3.7%
Software	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.60%

How did the Fund perform last year and what affected its performance?

Performance for 2025 reflected a volatile backdrop of tariff headlines early in the year, followed by improving risk sentiment as policy uncertainty eased and global central banks pivoted toward accommodation. The Fund’s return closely tracked the S&P Midcap 400 Index (the "Index"), with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights. Futures were used to equitize cash and dividend receivables to facilitate flows.

  Sector contributions were generally consistent with the benchmark: financials, industrials, and information technology were notable positives amid resilient earnings and artificial intelligence‑related optimism, while materials modestly detracted; communication services and health care contributed minimally.

  Macro drivers included a mid‑year rebound as tariff risks paused, followed by late‑year support from rate cuts and moderating inflation; bonds and commodities moved mixed, while equities ended the year on firmer footing. The Fund remained fully invested, with disciplined rebalancing and trading to minimize tracking error relative to the Index. Differences versus the Index were not material over the reporting period.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,001	$11,244	$12,074
12/31/2017	$13,871	$13,658	$14,035
12/31/2018	$12,262	$12,968	$12,480
12/31/2019	$15,389	$17,018	$15,749
12/31/2020	$17,375	$20,575	$17,900
12/31/2021	$21,555	$25,880	$22,332
12/31/2022	$18,621	$20,851	$19,416
12/31/2023	$21,553	$26,363	$22,607
12/31/2024	$24,414	$32,715	$25,756
12/31/2025	$26,090	$38,390	$27,688

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.87%	8.47%	10.06%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$972,153,307
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,446,354

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.6%
Other	(0.1%)

Top 5 Industries (Equity)

Banks	6.5%
Machinery	5.5%
Insurance	4.0%
Electronic Equipment, Instruments & Components	3.7%
Software	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq-100 Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$50	0.45%

How did the Fund perform last year and what affected its performance?

In 2025, the Nasdaq 100 Index ("Index") delivered a year of strong performance, with the Fund's return tracking the Index closely. The index reached record highs despite notable volatility throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Overall, 2025 underscored the durability of the bull market despite early shocks and volatility.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of February 18, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,939	$11,953	$12,037
12/31/2022	$8,032	$9,631	$8,139
12/31/2023	$12,410	$12,177	$12,626
12/31/2024	$15,543	$15,110	$15,894
12/31/2025	$18,727	$17,732	$19,235

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 2/18/2021
Standard Class	20.49%	13.75%
Morningstar US Market Index	17.35%	12.49%
Nasdaq-100® Index	21.02%	14.39%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$149,828,072
# of Portfolio Holdings	104
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$389,689

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.7%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.1%
Software	16.4%
Interactive Media & Services	10.7%
Technology Hardware, Storage & Peripherals	8.5%
Broadline Retail	5.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq-100 Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.69%

How did the Fund perform last year and what affected its performance?

In 2025, the Nasdaq 100 Index ("Index") delivered a year of strong performance, with the Fund's return tracking the Index closely. The index reached record highs despite notable volatility throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Overall, 2025 underscored the durability of the bull market despite early shocks and volatility.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of February 18, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,916	$11,953	$12,037
12/31/2022	$7,996	$9,631	$8,139
12/31/2023	$12,323	$12,177	$12,626
12/31/2024	$15,397	$15,110	$15,894
12/31/2025	$18,507	$17,732	$19,235

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 2/18/2021
Service Class	20.20%	13.48%
Morningstar US Market Index	17.35%	12.49%
Nasdaq-100® Index	21.02%	14.39%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$149,828,072
# of Portfolio Holdings	104
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$389,689

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.7%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.1%
Software	16.4%
Interactive Media & Services	10.7%
Technology Hardware, Storage & Peripherals	8.5%
Broadline Retail	5.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.23%

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 Index (the "Index") reached record highs despite notable volatility throughout the year. The Fund's returns tracked the Index closely throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	S&P 500® Index
12/31/2015	$10,000	$10,000
12/31/2016	$11,176	$11,196
12/31/2017	$13,587	$13,640
12/31/2018	$12,956	$13,042
12/31/2019	$16,998	$17,149
12/31/2020	$20,063	$20,304
12/31/2021	$25,765	$26,132
12/31/2022	$21,048	$21,399
12/31/2023	$26,522	$27,025
12/31/2024	$33,081	$33,786
12/31/2025	$38,902	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	17.60%	14.16%	14.55%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$12,512,098,307
# of Portfolio Holdings	505
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$19,115,248

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 4, 2025, the Fund's principal investment strategies were updated to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index, and that the Fund may become "non-diversified" as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.48%

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 Index (the "Index") reached record highs despite notable volatility throughout the year. The Fund's returns tracked the Index closely throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	S&P 500® Index
12/31/2015	$10,000	$10,000
12/31/2016	$11,148	$11,196
12/31/2017	$13,518	$13,640
12/31/2018	$12,859	$13,042
12/31/2019	$16,829	$17,149
12/31/2020	$19,814	$20,304
12/31/2021	$25,382	$26,132
12/31/2022	$20,683	$21,399
12/31/2023	$25,998	$27,025
12/31/2024	$32,346	$33,786
12/31/2025	$37,942	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	17.30%	13.88%	14.26%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$12,512,098,307
# of Portfolio Holdings	505
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$19,115,248

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 4, 2025, the Fund's principal investment strategies were updated to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index, and that the Fund may become "non-diversified" as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.36%

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Corp 1-3 Yr TR USD. The Bond market performed well in 2025, showing rebounds similar to those seen in 2020.The rally was driven by elevated starting yields, moderating inflation, and a shift in U.S. Federal Reserve (the "Fed") policy. The Fed has delivered a total of 175bps across six cuts - three carried over from 2024 and the remaining occurred in 2025. Corporate spreads remained near historical tight levels supported by the constructive investment‑grade backdrop.

The following factors have positively contributed to relative performance:

  Yield curve positioning

  Security selection within banking, consumer cyclical, and technology

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,156	$10,252	$10,190
12/31/2019	$10,643	$11,138	$10,731
12/31/2020	$11,031	$11,973	$11,138
12/31/2021	$10,974	$11,781	$11,124
12/31/2022	$10,595	$10,250	$10,754
12/31/2023	$11,143	$10,795	$11,343
12/31/2024	$11,687	$10,942	$11,942
12/31/2025	$12,332	$11,720	$12,645

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/1/2018
Standard Class	5.52%	2.25%	2.77%
Morningstar US Core Bond Index	7.12%	(0.43%)	2.09%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.88%	2.57%	3.11%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$306,741,395
# of Portfolio Holdings	943
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$825,359

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

AAA	1.8%
AA	19.4%
A	46.3%
BBB	32.5%

Asset Allocation

Corporate Bonds	98.3%
Money Market Funds	0.6%
Other	1.1%

Top 5 Industries (Fixed Income)

Banks	35.3%
Electric	5.4%
Diversified Financial Services	4.8%
Auto Manufacturers	4.2%
Pharmaceuticals	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$63	0.61%

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Corp 1-3 Yr TR USD. The Bond market performed well in 2025, showing rebounds similar to those seen in 2020.The rally was driven by elevated starting yields, moderating inflation, and a shift in U.S. Federal Reserve (the "Fed") policy. The Fed has delivered a total of 175bps across six cuts - three carried over from 2024 and the remaining occurred in 2025. Corporate spreads remained near historical tight levels supported by the constructive investment‑grade backdrop.

The following factors have positively contributed to relative performance:

  Yield curve positioning

  Security selection within banking, consumer cyclical, and technology

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,140	$10,252	$10,190
12/31/2019	$10,599	$11,138	$10,731
12/31/2020	$10,959	$11,973	$11,138
12/31/2021	$10,875	$11,781	$11,124
12/31/2022	$10,473	$10,250	$10,754
12/31/2023	$10,987	$10,795	$11,343
12/31/2024	$11,496	$10,942	$11,942
12/31/2025	$12,099	$11,720	$12,645

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/1/2018
Service Class	5.25%	2.00%	2.51%
Morningstar US Core Bond Index	7.12%	(0.43%)	2.09%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.88%	2.57%	3.11%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$306,741,395
# of Portfolio Holdings	943
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$825,359

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

AAA	1.8%
AA	19.4%
A	46.3%
BBB	32.5%

Asset Allocation

Corporate Bonds	98.3%
Money Market Funds	0.6%
Other	1.1%

Top 5 Industries (Fixed Income)

Banks	35.3%
Electric	5.4%
Diversified Financial Services	4.8%
Auto Manufacturers	4.2%
Pharmaceuticals	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

How did the Fund perform last year and what affected its performance?

U.S. small cap stocks, as measured by the Russell 2000 Index (the "Index"), experienced a mixed but ultimately improving trajectory in 2025, with the Fund's returns tracking the Index closely. To begin the year, notable headwinds included tariff uncertainty, inflation pressures, and weakening consumer confidence. As the year progressed, sentiment improved - helped by Fed rate cut expectations and easing financial conditions - leading to a rebound that saw small caps close in on large cap performance. Earnings trends also turned positive, with small cap companies shifting out of an earnings recession and delivering better than expected year over year growth in the fourth quarter, supported by strength across financials, healthcare, and technology sectors.

  The Fund’s return closely tracked the Index, with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights.

Futures were used to equitize cash and dividend receivables to facilitate flows.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,068	$11,244	$12,131
12/31/2017	$13,782	$13,658	$13,908
12/31/2018	$12,216	$12,968	$12,376
12/31/2019	$15,274	$17,018	$15,535
12/31/2020	$18,206	$20,575	$18,636
12/31/2021	$20,856	$25,880	$21,397
12/31/2022	$16,522	$20,851	$17,024
12/31/2023	$19,248	$26,363	$19,906
12/31/2024	$21,393	$32,715	$22,203
12/31/2025	$24,059	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	12.46%	5.73%	9.18%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,022,514,656
# of Portfolio Holdings	1,946
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$6,048,097

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Warrants	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	9.9%
Biotechnology	9.2%
Software	5.6%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%

How did the Fund perform last year and what affected its performance?

U.S. small cap stocks, as measured by the Russell 2000 Index (the "Index"), experienced a mixed but ultimately improving trajectory in 2025, with the Fund's returns tracking the Index closely. To begin the year, notable headwinds included tariff uncertainty, inflation pressures, and weakening consumer confidence. As the year progressed, sentiment improved - helped by Fed rate cut expectations and easing financial conditions - leading to a rebound that saw small caps close in on large cap performance. Earnings trends also turned positive, with small cap companies shifting out of an earnings recession and delivering better than expected year over year growth in the fourth quarter, supported by strength across financials, healthcare, and technology sectors.

  The Fund’s return closely tracked the Index, with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights.

Futures were used to equitize cash and dividend receivables to facilitate flows.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,038	$11,244	$12,131
12/31/2017	$13,714	$13,658	$13,908
12/31/2018	$12,125	$12,968	$12,376
12/31/2019	$15,122	$17,018	$15,535
12/31/2020	$17,981	$20,575	$18,636
12/31/2021	$20,546	$25,880	$21,397
12/31/2022	$16,235	$20,851	$17,024
12/31/2023	$18,867	$26,363	$19,906
12/31/2024	$20,917	$32,715	$22,203
12/31/2025	$23,466	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.18%	5.47%	8.90%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,022,514,656
# of Portfolio Holdings	1,946
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$6,048,097

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Warrants	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	9.9%
Biotechnology	9.2%
Software	5.6%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2025, the Fund’s exposure to mid-cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,540	$11,244	$12,131
12/31/2017	$13,174	$13,658	$13,908
12/31/2018	$11,970	$12,968	$12,376
12/31/2019	$13,713	$17,018	$15,535
12/31/2020	$15,546	$20,575	$18,636
12/31/2021	$18,071	$25,880	$21,397
12/31/2022	$14,753	$20,851	$17,024
12/31/2023	$16,772	$26,363	$19,906
12/31/2024	$18,672	$32,715	$22,203
12/31/2025	$19,511	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	4.49%	4.65%	6.91%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$584,694,338
# of Portfolio Holdings	5
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,344,148

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	97.3%
Money Market Funds	2.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.50%

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2025, the Fund’s exposure to mid-cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,511	$11,244	$12,131
12/31/2017	$13,107	$13,658	$13,908
12/31/2018	$11,881	$12,968	$12,376
12/31/2019	$13,577	$17,018	$15,535
12/31/2020	$15,353	$20,575	$18,636
12/31/2021	$17,802	$25,880	$21,397
12/31/2022	$14,497	$20,851	$17,024
12/31/2023	$16,440	$26,363	$19,906
12/31/2024	$18,257	$32,715	$22,203
12/31/2025	$19,029	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	4.23%	4.39%	6.65%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Key Fund Statistics

Total Net Assets	$584,694,338
# of Portfolio Holdings	5
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,344,148

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	97.3%
Money Market Funds	2.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$75	0.71%

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks rose in 2025 after a challenging start from the year stemming from new U.S. tariffs.

  Stock selection in information technology was a very strong contributor to performance versus the Russell Midcap Growth Index.

  Stock choices among industrials and business services and health care companies also added value.

  Conversely, stock selection in real estate and a small overweight in the sector detracted modestly from relative results

  Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,756	$11,244	$10,733
12/31/2017	$13,417	$13,658	$13,445
12/31/2018	$13,004	$12,968	$12,806
12/31/2019	$17,868	$17,018	$17,348
12/31/2020	$23,531	$20,575	$23,522
12/31/2021	$26,789	$25,880	$26,516
12/31/2022	$20,219	$20,851	$19,431
12/31/2023	$24,499	$26,363	$24,457
12/31/2024	$30,298	$32,715	$29,863
12/31/2025	$33,643	$38,390	$32,448

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	11.04%	7.41%	12.90%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,385,562,293
# of Portfolio Holdings	279
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$8,691,654

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.2%
Other	(0.1%)

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.2%
Software	9.3%
Aerospace & Defense	7.3%
Capital Markets	6.1%
Biotechnology	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.96%

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks rose in 2025 after a challenging start from the year stemming from new U.S. tariffs.

  Stock selection in information technology was a very strong contributor to performance versus the Russell Midcap Growth Index.

  Stock choices among industrials and business services and health care companies also added value.

  Conversely, stock selection in real estate and a small overweight in the sector detracted modestly from relative results

  Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,729	$11,244	$10,733
12/31/2017	$13,350	$13,658	$13,445
12/31/2018	$12,909	$12,968	$12,806
12/31/2019	$17,693	$17,018	$17,348
12/31/2020	$23,242	$20,575	$23,522
12/31/2021	$26,394	$25,880	$26,516
12/31/2022	$19,871	$20,851	$19,431
12/31/2023	$24,018	$26,363	$24,457
12/31/2024	$29,629	$32,715	$29,863
12/31/2025	$32,818	$38,390	$32,448

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	10.76%	7.14%	12.62%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,385,562,293
# of Portfolio Holdings	279
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$8,691,654

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.2%
Other	(0.1%)

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.2%
Software	9.3%
Aerospace & Defense	7.3%
Capital Markets	6.1%
Biotechnology	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.24%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2020 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,445	$10,254	$10,722
12/31/2017	$11,702	$10,602	$12,095
12/31/2018	$11,049	$10,617	$11,592
12/31/2019	$13,140	$11,535	$13,507
12/31/2020	$14,883	$12,399	$14,890
12/31/2021	$16,405	$12,200	$16,195
12/31/2022	$13,916	$10,615	$14,119
12/31/2023	$15,800	$11,179	$15,859
12/31/2024	$17,192	$11,331	$17,142
12/31/2025	$19,430	$12,138	$19,323

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.02%	5.48%	6.87%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date 2020 Index	12.72%	5.35%	6.81%

Key Fund Statistics

Total Net Assets	$100,312,370
# of Portfolio Holdings	24
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$182,022

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	39.1%
International Equity Funds	12.7%
International Fixed Income Funds	6.8%
Money Market Funds	3.2%
Other	(1.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.49%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2020 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,420	$10,254	$10,722
12/31/2017	$11,644	$10,602	$12,095
12/31/2018	$10,966	$10,617	$11,592
12/31/2019	$13,010	$11,535	$13,507
12/31/2020	$14,699	$12,399	$14,890
12/31/2021	$16,162	$12,200	$16,195
12/31/2022	$13,675	$10,615	$14,119
12/31/2023	$15,489	$11,179	$15,859
12/31/2024	$16,809	$11,331	$17,142
12/31/2025	$18,951	$12,138	$19,323

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.74%	5.21%	6.60%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date 2020 Index	12.72%	5.35%	6.81%

Key Fund Statistics

Total Net Assets	$100,312,370
# of Portfolio Holdings	24
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$182,022

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	39.1%
International Equity Funds	12.7%
International Fixed Income Funds	6.8%
Money Market Funds	3.2%
Other	(1.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.25%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2030 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,372	$11,244	$10,835
12/31/2017	$11,768	$13,658	$12,589
12/31/2018	$10,876	$12,968	$11,834
12/31/2019	$13,284	$17,018	$14,246
12/31/2020	$15,310	$20,575	$15,942
12/31/2021	$17,392	$25,880	$17,952
12/31/2022	$14,458	$20,851	$15,445
12/31/2023	$16,791	$26,363	$17,730
12/31/2024	$18,542	$32,715	$19,485
12/31/2025	$21,321	$38,390	$22,432

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	14.99%	6.85%	7.87%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Key Fund Statistics

Total Net Assets	$228,881,731
# of Portfolio Holdings	24
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$404,836

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.1%
Fixed Income Funds	27.4%
International Equity Funds	16.7%
International Fixed Income Funds	5.2%
Money Market Funds	4.1%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.50%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2030 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,345	$11,244	$10,835
12/31/2017	$11,710	$13,658	$12,589
12/31/2018	$10,795	$12,968	$11,834
12/31/2019	$13,153	$17,018	$14,246
12/31/2020	$15,121	$20,575	$15,942
12/31/2021	$17,133	$25,880	$17,952
12/31/2022	$14,209	$20,851	$15,445
12/31/2023	$16,460	$26,363	$17,730
12/31/2024	$18,130	$32,715	$19,485
12/31/2025	$20,796	$38,390	$22,432

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	14.71%	6.58%	7.60%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Key Fund Statistics

Total Net Assets	$228,881,731
# of Portfolio Holdings	24
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$404,836

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.1%
Fixed Income Funds	27.4%
International Equity Funds	16.7%
International Fixed Income Funds	5.2%
Money Market Funds	4.1%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.26%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2040 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,381	$11,244	$10,923
12/31/2017	$11,900	$13,658	$12,983
12/31/2018	$10,862	$12,968	$12,022
12/31/2019	$13,517	$17,018	$14,831
12/31/2020	$15,763	$20,575	$16,813
12/31/2021	$18,432	$25,880	$19,595
12/31/2022	$15,161	$20,851	$16,547
12/31/2023	$18,071	$26,363	$19,553
12/31/2024	$20,428	$32,715	$22,069
12/31/2025	$24,134	$38,390	$26,085

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	18.14%	8.89%	9.21%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Key Fund Statistics

Total Net Assets	$199,255,517
# of Portfolio Holdings	22
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$348,947

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.1%
International Equity Funds	23.6%
Fixed Income Funds	9.5%
Money Market Funds	3.0%
International Fixed Income Funds	1.7%
Other	(0.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.51%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2040 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,355	$11,244	$10,923
12/31/2017	$11,840	$13,658	$12,983
12/31/2018	$10,780	$12,968	$12,022
12/31/2019	$13,381	$17,018	$14,831
12/31/2020	$15,567	$20,575	$16,813
12/31/2021	$18,157	$25,880	$19,595
12/31/2022	$14,899	$20,851	$16,547
12/31/2023	$17,713	$26,363	$19,553
12/31/2024	$19,973	$32,715	$22,069
12/31/2025	$23,537	$38,390	$26,085

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	17.84%	8.62%	8.94%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Key Fund Statistics

Total Net Assets	$199,255,517
# of Portfolio Holdings	22
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$348,947

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.1%
International Equity Funds	23.6%
Fixed Income Funds	9.5%
Money Market Funds	3.0%
International Fixed Income Funds	1.7%
Other	(0.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.27%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2050 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,441	$11,244	$10,974
12/31/2017	$12,228	$13,658	$13,188
12/31/2018	$11,192	$12,968	$12,140
12/31/2019	$14,007	$17,018	$15,097
12/31/2020	$16,373	$20,575	$17,190
12/31/2021	$19,321	$25,880	$20,283
12/31/2022	$15,854	$20,851	$17,043
12/31/2023	$19,072	$26,363	$20,381
12/31/2024	$21,780	$32,715	$23,296
12/31/2025	$26,059	$38,390	$27,853

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	19.65%	9.74%	10.05%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Key Fund Statistics

Total Net Assets	$111,205,283
# of Portfolio Holdings	20
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$192,757

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	70.8%
International Equity Funds	26.4%
Money Market Funds	2.2%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.52%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2050 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,415	$11,244	$10,974
12/31/2017	$12,167	$13,658	$13,188
12/31/2018	$11,109	$12,968	$12,140
12/31/2019	$13,861	$17,018	$15,097
12/31/2020	$16,163	$20,575	$17,190
12/31/2021	$19,024	$25,880	$20,283
12/31/2022	$15,572	$20,851	$17,043
12/31/2023	$18,685	$26,363	$20,381
12/31/2024	$21,286	$32,715	$23,296
12/31/2025	$25,404	$38,390	$27,853

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	19.35%	9.47%	9.77%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Key Fund Statistics

Total Net Assets	$111,205,283
# of Portfolio Holdings	20
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$192,757

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	70.8%
International Equity Funds	26.4%
Money Market Funds	2.2%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.27%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2060 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 1, 2020 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$10,000
12/31/2020	$13,406	$13,844	$13,353
12/31/2021	$15,912	$17,413	$15,763
12/31/2022	$13,069	$14,030	$13,239
12/31/2023	$15,723	$17,739	$15,852
12/31/2024	$17,967	$22,012	$18,141
12/31/2025	$21,519	$25,831	$21,758

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/1/2020
Standard Class	19.77%	9.93%	14.47%
Morningstar US Market Index	17.35%	13.29%	18.23%
S&P Target Date 2060 Index	19.94%	10.26%	14.71%

Key Fund Statistics

Total Net Assets	$45,258,121
# of Portfolio Holdings	20
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$70,823

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.9%
International Equity Funds	26.1%
Money Market Funds	1.2%
Fixed Income Funds	0.8%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.52%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2060 index due primarily to the factors noted above.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 1, 2020 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$10,000
12/31/2020	$13,383	$13,844	$13,353
12/31/2021	$15,845	$17,413	$15,763
12/31/2022	$12,982	$14,030	$13,239
12/31/2023	$15,579	$17,739	$15,852
12/31/2024	$17,756	$22,012	$18,141
12/31/2025	$21,215	$25,831	$21,758

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/1/2020
Service Class	19.48%	9.65%	14.18%
Morningstar US Market Index	17.35%	13.29%	18.23%
S&P Target Date 2060 Index	19.94%	10.26%	14.71%

Key Fund Statistics

Total Net Assets	$45,258,121
# of Portfolio Holdings	20
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$70,823

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.9%
International Equity Funds	26.1%
Money Market Funds	1.2%
Fixed Income Funds	0.8%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.29%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,408	$11,244	$11,205	$11,009
12/31/2017	$11,992	$13,658	$13,636	$12,673
12/31/2018	$11,438	$12,968	$12,983	$12,161
12/31/2019	$13,403	$17,018	$17,063	$15,066
12/31/2020	$14,542	$20,575	$20,640	$17,797
12/31/2021	$16,777	$25,880	$26,101	$20,699
12/31/2022	$13,399	$20,851	$21,108	$17,184
12/31/2023	$15,413	$26,363	$26,708	$20,285
12/31/2024	$17,502	$32,715	$33,255	$23,348
12/31/2025	$18,997	$38,390	$39,030	$26,434

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	8.54%	5.49%	6.63%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
U.S. Growth Blended Composite	13.22%	8.23%	10.21%

Key Fund Statistics

Total Net Assets	$1,880,198,657
# of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,536,967

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	69.4%
Fixed Income Funds	27.3%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.54%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,381	$11,244	$11,205	$11,009
12/31/2017	$11,932	$13,658	$13,636	$12,673
12/31/2018	$11,353	$12,968	$12,983	$12,161
12/31/2019	$13,269	$17,018	$17,063	$15,066
12/31/2020	$14,362	$20,575	$20,640	$17,797
12/31/2021	$16,528	$25,880	$26,101	$20,699
12/31/2022	$13,168	$20,851	$21,108	$17,184
12/31/2023	$15,106	$26,363	$26,708	$20,285
12/31/2024	$17,111	$32,715	$33,255	$23,348
12/31/2025	$18,528	$38,390	$39,030	$26,434

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	8.28%	5.23%	6.36%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
U.S. Growth Blended Composite	13.22%	8.23%	10.21%

Key Fund Statistics

Total Net Assets	$1,880,198,657
# of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,536,967

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	69.4%
Fixed Income Funds	27.3%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently, approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  U.S. fixed income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s allocation to non-U.S. dollar denominated bonds detracted from relative performance versus the benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,211	$10,254	$10,265
12/31/2017	$10,511	$10,602	$10,628
12/31/2018	$10,496	$10,617	$10,629
12/31/2019	$11,281	$11,535	$11,556
12/31/2020	$11,921	$12,399	$12,423
12/31/2021	$11,768	$12,200	$12,232
12/31/2022	$10,195	$10,615	$10,641
12/31/2023	$10,806	$11,179	$11,229
12/31/2024	$10,960	$11,331	$11,369
12/31/2025	$11,653	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	6.33%	(0.45%)	1.54%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,502,445,078
# of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,507,096

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently, approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  U.S. fixed income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s allocation to non-U.S. dollar denominated bonds detracted from relative performance versus the benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,184	$10,254	$10,265
12/31/2017	$10,458	$10,602	$10,628
12/31/2018	$10,417	$10,617	$10,629
12/31/2019	$11,167	$11,535	$11,556
12/31/2020	$11,773	$12,399	$12,423
12/31/2021	$11,591	$12,200	$12,232
12/31/2022	$10,017	$10,615	$10,641
12/31/2023	$10,591	$11,179	$11,229
12/31/2024	$10,716	$11,331	$11,369
12/31/2025	$11,365	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.06%	(0.70%)	1.29%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Key Fund Statistics

Total Net Assets	$1,502,445,078
# of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,507,096

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.26%

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2025 and achieved performance results that were highly correlated to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,214	$11,244	$11,274
12/31/2017	$13,476	$13,658	$13,656
12/31/2018	$12,812	$12,968	$12,940
12/31/2019	$16,692	$17,018	$16,954
12/31/2020	$20,001	$20,575	$20,495
12/31/2021	$25,148	$25,880	$25,754
12/31/2022	$20,435	$20,851	$20,808
12/31/2023	$25,589	$26,363	$26,209
12/31/2024	$31,244	$32,715	$32,448
12/31/2025	$36,391	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	16.47%	12.72%	13.79%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Key Fund Statistics

Total Net Assets	$1,374,746,985
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,509,110

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.51%

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2025 and achieved performance results that were highly correlated to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,186	$11,244	$11,274
12/31/2017	$13,409	$13,658	$13,656
12/31/2018	$12,716	$12,968	$12,940
12/31/2019	$16,526	$17,018	$16,954
12/31/2020	$19,753	$20,575	$20,495
12/31/2021	$24,774	$25,880	$25,754
12/31/2022	$20,081	$20,851	$20,808
12/31/2023	$25,083	$26,363	$26,209
12/31/2024	$30,549	$32,715	$32,448
12/31/2025	$35,492	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	16.18%	12.43%	13.50%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Key Fund Statistics

Total Net Assets	$1,374,746,985
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,509,110

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.26%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s underweight to the financials sector and overweight to Japan detracted from performance relative to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,372	$10,545	$10,450
12/31/2017	$13,308	$13,431	$13,291
12/31/2018	$11,351	$11,527	$11,404
12/31/2019	$13,870	$14,014	$13,858
12/31/2020	$15,381	$15,579	$15,334
12/31/2021	$16,637	$16,889	$16,533
12/31/2022	$13,871	$14,163	$13,888
12/31/2023	$16,002	$16,370	$16,056
12/31/2024	$16,621	$17,215	$16,944
12/31/2025	$21,865	$22,655	$22,432

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	31.56%	7.29%	8.14%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$838,539,943
# of Portfolio Holdings	7
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,489,963

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	0.51%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s underweight to the financials sector and overweight to Japan detracted from performance relative to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,345	$10,545	$10,450
12/31/2017	$13,241	$13,431	$13,291
12/31/2018	$11,265	$11,527	$11,404
12/31/2019	$13,733	$14,014	$13,858
12/31/2020	$15,190	$15,579	$15,334
12/31/2021	$16,388	$16,889	$16,533
12/31/2022	$13,630	$14,163	$13,888
12/31/2023	$15,684	$16,370	$16,056
12/31/2024	$16,252	$17,215	$16,944
12/31/2025	$21,326	$22,655	$22,432

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	31.23%	7.02%	7.87%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$838,539,943
# of Portfolio Holdings	7
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,489,963

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.78%

How did the Fund perform last year and what affected its performance?

U.S. equities rose during the twelve-month period ended December 31, 2025 driven by strong corporate earnings, gains in technology and growth stocks, and easing monetary policy. The Fund underperformed the Russell 2500 Value Index during the twelve-month period ended December 31, 2025.

  Relative underperformance was driven by security selection. Selection within health care, materials, and financials detracted from returns. Sector allocation, a residual of the team's bottom-up stock selection process, contributed during the period, driven primarily by an overweight allocation to information technology.

  Top detractors from relative performance during the period included overweight positions in Kemper (financials), Silgan Holdings (materials), and not owning Robinhood Markets (financials). The Fund sold out of its position in Silgan Holdings prior to year-end.

  Top relative contributors during the period included overweight positions in Viavi Solutions (information technology), Allegro MicroSystems (information technology), and MKS (information technology).

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,307	$11,244	$12,520
12/31/2017	$12,825	$13,658	$13,817
12/31/2018	$10,961	$12,968	$12,110
12/31/2019	$14,315	$17,018	$14,963
12/31/2020	$14,568	$20,575	$15,693
12/31/2021	$18,677	$25,880	$20,053
12/31/2022	$16,809	$20,851	$17,429
12/31/2023	$19,706	$26,363	$20,214
12/31/2024	$22,133	$32,715	$22,434
12/31/2025	$22,668	$38,390	$25,291

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	2.42%	9.24%	8.53%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Value Index	12.73%	10.02%	9.72%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$395,469,233
# of Portfolio Holdings	85
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$2,585,841

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Top 5 Industries (Equity)

Banks	12.0%
Specialty Retail	4.8%
Machinery	4.7%
Oil, Gas & Consumable Fuels	4.6%
Health Care Equipment & Supplies	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	1.03%

How did the Fund perform last year and what affected its performance?

U.S. equities rose during the twelve-month period ended December 31, 2025 driven by strong corporate earnings, gains in technology and growth stocks, and easing monetary policy. The Fund underperformed the Russell 2500 Value Index during the twelve-month period ended December 31, 2025.

  Relative underperformance was driven by security selection. Selection within health care, materials, and financials detracted from returns. Sector allocation, a residual of the team's bottom-up stock selection process, contributed during the period, driven primarily by an overweight allocation to information technology.

  Top detractors from relative performance during the period included overweight positions in Kemper (financials), Silgan Holdings (materials), and not owning Robinhood Markets (financials). The Fund sold out of its position in Silgan Holdings prior to year-end.

  Top relative contributors during the period included overweight positions in Viavi Solutions (information technology), Allegro MicroSystems (information technology), and MKS (information technology).

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,278	$11,244	$12,520
12/31/2017	$12,761	$13,658	$13,817
12/31/2018	$10,879	$12,968	$12,110
12/31/2019	$14,172	$17,018	$14,963
12/31/2020	$14,388	$20,575	$15,693
12/31/2021	$18,399	$25,880	$20,053
12/31/2022	$16,517	$20,851	$17,429
12/31/2023	$19,316	$26,363	$20,214
12/31/2024	$21,641	$32,715	$22,434
12/31/2025	$22,108	$38,390	$25,291

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	2.16%	8.97%	8.26%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Value Index	12.73%	10.02%	9.72%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$395,469,233
# of Portfolio Holdings	85
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$2,585,841

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Top 5 Industries (Equity)

Banks	12.0%
Specialty Retail	4.8%
Machinery	4.7%
Oil, Gas & Consumable Fuels	4.6%
Health Care Equipment & Supplies	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Brian W. Wixted is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

In reorganization transactions that occurred on May 1, 2023, the LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (each a “JPM Reorganized Fund,” together the “JPM Reorganized Funds”) acquired and assumed the performance, financial and other historical information of the JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, and JPMorgan Insurance Trust U.S. Equity Portfolio, respectively, each formerly a series of JPMorgan Insurance Trust.

The Board of Trustees engaged Tait, Weller and Baker LLP to serve as the JPM Reorganized Funds' independent registered public accounting firm for the fiscal year 2023 in order to maintain auditor independence in light of the reorganization transactions.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“E&Y”), principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal years 2024 and 2025, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $3,694,098 for 2025 and $3,667,500 for 2024. The aggregate fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for the audit of the JPM Reorganized Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $0 for 2025 and $0 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal years 2024 and 2025, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $49,335 for 2025 and $43,505 for 2024. The aggregate fees billed for assurance and related services by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024. These audit-related services were comprised of a review of the Registrant’s semi-annual reports to shareholders and consents for the registration statements relating to Fund mergers.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscals year 2024 and 2025, for tax compliance, tax advice, and tax planning are $515,398 for 2025 and $473,661 for 2024. The aggregate fees billed for professional services rendered by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024. These tax services were comprised of U.S. and international tax compliance services and tax advisory services related to tax reclaims and investment security analysis.

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal years 2024 and 2025, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024. The aggregate fees billed for products and services provided by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2024, for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Services associated with SEC registration statement on Form N-1A which will be filed with the SEC	Up to $5,000 per Fund
Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

The Pre-Approval Procedures require the Chief Accounting Officer to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Procedures.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in 2023, and for all funds in fiscal years 2024 and 2025, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,419,733 for 2025 and $1,562,881 for 2024. The aggregate non-audit fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are $0 for 2025 and $0 for 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

LVIP JPMorgan Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan Mid Cap Value Fund

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.00%
Aerospace & Defense–0.57%
Woodward, Inc.	5,699	$1,722,922
		1,722,922
Banks–3.31%
Fifth Third Bancorp	54,122	2,533,451
First Citizens BancShares, Inc. Class A	1,652	3,545,489
M&T Bank Corp.	19,191	3,866,603
		9,945,543
Beverages–1.53%
Constellation Brands, Inc. Class A	12,638	1,743,539
Keurig Dr. Pepper, Inc.	101,711	2,848,925
		4,592,464
Building Products–1.19%
Masco Corp.	31,635	2,007,557
Owens Corning	13,913	1,557,004
		3,564,561
Capital Markets–4.74%
Ameriprise Financial, Inc.	9,875	4,842,107
Raymond James Financial, Inc.	32,201	5,171,159
State Street Corp.	32,690	4,217,337
		14,230,603
Chemicals–1.34%
DuPont de Nemours, Inc.	31,120	1,251,024
RPM International, Inc.	26,498	2,755,792
		4,006,816
Commercial Services & Supplies–0.80%
Veralto Corp.	24,053	2,400,008
		2,400,008
Construction Materials–1.05%
Martin Marietta Materials, Inc.	5,039	3,137,584
		3,137,584
Consumer Staples Distribution & Retail–2.09%
Albertsons Cos., Inc. Class A	139,409	2,393,653
Kroger Co.	37,484	2,342,000
†U.S. Foods Holding Corp.	20,573	1,549,558
		6,285,211
Containers & Packaging–4.25%
Ball Corp.	38,764	2,053,329
Crown Holdings, Inc.	16,368	1,685,413
International Paper Co.	65,326	2,573,191
Packaging Corp. of America	12,205	2,517,037
Silgan Holdings, Inc.	97,615	3,940,718
		12,769,688
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–1.23%
Genuine Parts Co.	30,050	$3,694,948
		3,694,948
Electric Utilities–2.73%
PG&E Corp.	168,707	2,711,122
Xcel Energy, Inc.	74,291	5,487,133
		8,198,255
Electrical Equipment–3.43%
Acuity, Inc.	7,778	2,800,391
AMETEK, Inc.	20,624	4,234,314
Hubbell, Inc.	7,337	3,258,435
		10,293,140
Electronic Equipment, Instruments & Components–5.22%
CDW Corp.	31,964	4,353,497
Jabil, Inc.	14,672	3,345,510
TD SYNNEX Corp.	7,953	1,194,779
†Teledyne Technologies, Inc.	6,647	3,394,822
†Zebra Technologies Corp. Class A	13,894	3,373,741
		15,662,349
Energy Equipment & Services–1.02%
Baker Hughes Co.	67,324	3,065,935
		3,065,935
Entertainment–0.79%
Warner Music Group Corp. Class A	76,957	2,360,271
		2,360,271
Financial Services–3.02%
Fidelity National Information Services, Inc.	91,562	6,085,211
MGIC Investment Corp.	101,955	2,979,125
		9,064,336
Food Products–2.35%
General Mills, Inc.	35,463	1,649,029
Hershey Co.	14,265	2,595,945
†Post Holdings, Inc.	28,493	2,822,232
		7,067,206
Ground Transportation–0.89%
JB Hunt Transport Services, Inc.	13,769	2,675,867
		2,675,867
Health Care Equipment & Supplies–2.97%
GE HealthCare Technologies, Inc.	59,375	4,869,938
†Globus Medical, Inc. Class A	46,440	4,054,676
		8,924,614
LVIP JPMorgan Mid Cap Value Fund-1

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–5.84%
Cencora, Inc.	14,434	$4,875,084
Chemed Corp.	4,299	1,839,370
†Henry Schein, Inc.	45,238	3,419,088
Humana, Inc.	8,561	2,192,729
Quest Diagnostics, Inc.	29,942	5,195,835
		17,522,106
Health Care REITs–1.25%
Healthpeak Properties, Inc.	234,114	3,764,553
		3,764,553
Hotel & Resort REITs–0.42%
Host Hotels & Resorts, Inc.	71,289	1,263,954
		1,263,954
Hotels, Restaurants & Leisure–1.95%
Darden Restaurants, Inc.	20,503	3,772,962
Expedia Group, Inc.	7,393	2,094,511
		5,867,473
Household Durables–1.03%
†Mohawk Industries, Inc.	28,276	3,090,567
		3,090,567
Insurance–4.61%
†Arch Capital Group Ltd.	20,473	1,963,770
Brown & Brown, Inc.	29,427	2,345,332
Hartford Insurance Group, Inc.	25,745	3,547,661
Loews Corp.	43,830	4,615,737
W.R. Berkley Corp.	19,600	1,374,352
		13,846,852
IT Services–0.97%
†GoDaddy, Inc. Class A	23,361	2,898,633
		2,898,633
Life Sciences Tools & Services–1.95%
†IQVIA Holdings, Inc.	25,942	5,847,586
		5,847,586
Machinery–6.67%
Dover Corp.	19,989	3,902,653
Ingersoll Rand, Inc.	46,892	3,714,784
ITT, Inc.	17,657	3,063,666
Lincoln Electric Holdings, Inc.	14,397	3,450,097
†Middleby Corp.	23,852	3,546,077
Nordson Corp.	9,740	2,341,788
		20,019,065
Media–1.68%
Omnicom Group, Inc.	62,574	5,052,850
		5,052,850
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–1.32%
Alcoa Corp.	31,417	$1,669,500
Freeport-McMoRan, Inc.	25,619	1,301,189
Steel Dynamics, Inc.	5,923	1,003,652
		3,974,341
Multi-Utilities–5.04%
CMS Energy Corp.	61,851	4,325,240
NiSource, Inc.	94,089	3,929,157
Sempra	25,108	2,216,785
WEC Energy Group, Inc.	44,148	4,655,848
		15,127,030
Oil, Gas & Consumable Fuels–5.73%
Cheniere Energy, Inc.	18,759	3,646,562
Coterra Energy, Inc.	143,734	3,783,079
Diamondback Energy, Inc.	25,188	3,786,512
Marathon Petroleum Corp.	27,236	4,429,390
Williams Cos., Inc.	25,936	1,559,013
		17,204,556
Passenger Airlines–0.70%
Delta Air Lines, Inc.	30,389	2,108,997
		2,108,997
Pharmaceuticals–0.66%
†Jazz Pharmaceuticals PLC	11,587	1,969,790
		1,969,790
Residential REITs–1.23%
AvalonBay Communities, Inc.	20,340	3,687,845
		3,687,845
Retail REITs–2.70%
Regency Centers Corp.	61,133	4,220,011
Simon Property Group, Inc.	20,907	3,870,095
		8,090,106
Semiconductors & Semiconductor Equipment–1.66%
MKS, Inc.	18,932	3,025,334
†ON Semiconductor Corp.	36,303	1,965,807
		4,991,141
Specialized REITs–2.57%
Public Storage	13,683	3,550,738
SBA Communications Corp.	14,852	2,872,822
Weyerhaeuser Co.	53,898	1,276,844
		7,700,404
Specialty Retail–3.25%
†AutoZone, Inc.	923	3,130,354
Best Buy Co., Inc.	42,933	2,873,506
Ross Stores, Inc.	20,799	3,746,732
		9,750,592
LVIP JPMorgan Mid Cap Value Fund-2

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.62%
Western Digital Corp.	10,814	$1,862,928
		1,862,928
Textiles, Apparel & Luxury Goods–0.93%
Ralph Lauren Corp.	7,907	2,795,994
		2,795,994
Water Utilities–0.70%
Essential Utilities, Inc.	54,385	2,086,209
		2,086,209
Total Common Stock (Cost $205,319,492)		294,185,893

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	7,171,746	$7,171,746
Total Money Market Fund (Cost $7,171,746)		7,171,746

TOTAL INVESTMENTS–100.39% (Cost $212,491,238)	301,357,639
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(1,173,328)
NET ASSETS APPLICABLE TO 33,331,090 SHARES OUTSTANDING–100.00%	$300,184,311
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND STANDARD CLASS ($254,736,273 / 28,267,097 Shares)	$9.012
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND SERVICE CLASS ($45,448,038 / 5,063,993 Shares)	$8.975
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$171,075,598
Distributable earnings/(accumulated loss)	129,108,713
TOTAL NET ASSETS	$300,184,311

†Non-income producing.

★Includes $1,204,432 payable for securities purchased, $506,437 payable for fund shares redeemed, $7,993 other accrued expenses payable,
$183,725 due to manager and affiliates, $15,755 payable for audit fee and $14,122 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-3

LVIP JPMorgan Mid Cap Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$5,191,728
EXPENSES:
Management fees	1,888,888
Shareholder servicing fees	84,273
Distribution fees-Service Class	83,721
Accounting and administration expenses	69,293
Professional fees	43,299
Reports and statements to shareholders	12,745
Custodian fees	10,313
Trustees’ fees and expenses	8,459
Consulting fees	5,358
Pricing fees	1,778
Other	13,967
Total operating expenses	2,222,094
NET INVESTMENT INCOME	2,969,634
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	43,175,055
Net change in unrealized appreciation (depreciation) of investments	(32,424,065)
NET REALIZED AND UNREALIZED GAIN	10,750,990
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,720,624
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,969,634	$3,113,730
Net realized gain	43,175,055	33,383,866
Net change in unrealized appreciation (depreciation)	(32,424,065)	2,984,790
Net increase in net assets resulting from operations	13,720,624	39,482,386
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(30,418,038)	(48,235,147)
Service Class	(4,593,979)	(2,469,442)
	(35,012,017)	(50,704,589)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	32,195,567	38,370,649
Service Class	24,870,648	17,614,095
Reinvestment of dividends and distributions:
Standard Class	30,418,038	48,235,147
Service Class	4,593,979	2,469,442
	92,078,232	106,689,333
Cost of shares redeemed:
Standard Class	(60,422,632)	(80,682,534)
Service Class	(2,932,334)	(1,424,307)
	(63,354,966)	(82,106,841)
Increase in net assets derived from capital share transactions	28,723,266	24,582,492
NET INCREASE IN NET ASSETS	7,431,873	13,360,289
NET ASSETS:
Beginning of year	292,752,438	279,392,149
End of year	$300,184,311	$292,752,438
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-4

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$9.746	$10.173	$10.430	$13.34	$10.89
Income (loss) from investment operations:
Net investment income[2]	0.100	0.112	0.133	0.13	0.11
Net realized and unrealized gain (loss)	0.340	1.328	0.852	(1.14)	3.11
Total from investment operations	0.440	1.440	0.985	(1.01)	3.22
Less dividends and distributions from:
Net investment income	(0.101)	(0.120)	(0.320)	(0.12)	(0.12)
Net realized gain	(1.073)	(1.747)	(0.922)	(1.78)	(0.65)
Total dividends and distributions	(1.174)	(1.867)	(1.242)	(1.90)	(0.77)
Net asset value, end of period	$9.012	$9.746	$10.173	$10.43	$13.34
Total return[3]	4.72%	14.29%	10.91%	(8.16% )	29.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$254,736	$271,021	$275,064	$448,170	$529,038
Ratio of expenses to average net assets	0.74%	0.73%	0.74% [4]	0.77% [4]	0.76% [4]
Ratio of net investment income to average net assets	1.05%	1.07%	1.34%	1.19%	0.86%
Portfolio turnover	64%	35%	14%	22%	22%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Mid Cap Value Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-5

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Service Class
	Year Ended		5/1/23[1] to 12/31/23
	12/31/25	12/31/24
Net asset value, beginning of period	$9.718	$10.159	$9.310
Income from investment operations:
Net investment income[2]	0.075	0.084	0.070
Net realized and unrealized gain	0.339	1.328	0.959
Total from investment operations	0.414	1.412	1.029
Less dividends and distributions from:
Net investment income	(0.084)	(0.106)	(0.180)
Net realized gain	(1.073)	(1.747)	—
Total dividends and distributions	(1.157)	(1.853)	(0.180)
Net asset value, end of period	$8.975	$9.718	$10.159
Total return[3]	4.45%	14.02%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,448	$21,731	$4,328
Ratio of expenses to average net assets	0.99%	0.98%	0.99%
Ratio of net investment income to average net assets	0.80%	0.82%	1.09%
Portfolio turnover	64%	35%	14%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-6

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts
LVIP JPMorgan Mid Cap Value Fund-7

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
(“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $6,309 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.76% of the Fund’s average daily net assets for the Standard Class and 1.01% for the Service Class.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$24,093
Legal	3,996
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $445 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$166,840
Distribution fees payable to LFD	9,441
Shareholder servicing fees payable to Lincoln Life	7,444
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Mid Cap Value Fund-8

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$184,031,273
Sales	180,997,235
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$214,581,570
Aggregate unrealized appreciation of investments	$94,184,877
Aggregate unrealized depreciation of investments	(7,408,807)
Net unrealized appreciation of investments	$86,776,070
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$294,185,893	$—	$—	$294,185,893
Money Market Fund	7,171,746	—	—	7,171,746
Total Investments	$301,357,639	$—	$—	$301,357,639
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$3,253,411	$4,481,323
Long-term capital gains	31,758,606	46,223,266
Total	$35,012,017	$50,704,589
LVIP JPMorgan Mid Cap Value Fund-9

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$188,064
Undistributed long-term capital gains	42,156,746
Other temporary differences	(12,167)
Net unrealized appreciation	86,776,070
Distributable earnings/(accumulated loss)	$129,108,713
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	3,383,020	3,651,082
Service Class	2,620,452	1,692,369
Shares reinvested:
Standard Class	3,396,654	4,916,564
Service Class	515,619	252,414
	9,915,745	10,512,429
Shares redeemed:
Standard Class	(6,319,822)	(7,799,838)
Service Class	(308,254)	(134,641)
	(6,628,076)	(7,934,479)
Net increase	3,287,669	2,577,950
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP JPMorgan Mid Cap Value Fund-10

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Mid Cap Value Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Mid Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets  and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan Mid Cap Value Fund–12

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.64%
Equity Funds–23.45%
JPMorgan BetaBuilders MSCI U.S. REIT ETF	4,410	$408,322
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	53,468	5,700,758
✧JPMorgan Equity Index Fund	273,949	28,096,154
JPMorgan Realty Income ETF	26,173	1,222,541
✧JPMorgan Small Cap Equity Fund	23,734	1,071,352
✧JPMorgan Small Cap Growth Fund	46,359	1,042,153
✧JPMorgan Small Cap Value Fund	36,787	1,044,011
✧JPMorgan U.S. Equity Fund	345,781	9,360,298
		47,945,589
Fixed Income Funds–57.18%
✧JPMorgan Core Bond Fund	7,807,334	81,508,567
✧JPMorgan High Yield Fund	3,822,664	25,191,358
JPMorgan Inflation Managed Bond ETF	212,420	10,236,520
		116,936,445
Global Equity Fund–4.00%
JPMorgan Global Select Equity ETF	120,914	8,182,251
		8,182,251
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.52%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	77,263	$3,785,887
JPMorgan BetaBuilders International Equity ETF	62,179	4,496,785
✧JPMorgan Emerging Markets Equity Fund	36,362	1,522,141
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	108,858	2,286,015
✧JPMorgan International Equity Fund	246,081	5,411,315
JPMorgan International Research Enhanced Equity ETF	108,104	8,094,827
		25,596,970
Money Market Fund–2.49%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 3.92%)	5,084,327	5,086,360
		5,086,360
Total Investment Companies (Cost $171,840,118)		203,747,615

TOTAL INVESTMENTS–99.64% (Cost $171,840,118)	203,747,615
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	739,706
NET ASSETS APPLICABLE TO 14,970,762 SHARES OUTSTANDING–100.00%	$204,487,321
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($168,157,562 / 12,308,627 Shares)	$13.662
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($36,329,759 / 2,662,135 Shares)	$13.647
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$173,193,954
Distributable earnings/(accumulated loss)	31,293,367
TOTAL NET ASSETS	$204,487,321

✧Class R-6 shares.

★Includes $2,546 expense reimbursement receivable from Lincoln Financial Investments Corporation, $325,457 payable for securities purchased, $206,361 payable for fund shares redeemed, $5,380 other accrued expenses payable, $65,196 due to manager and affiliates,
$24,232 payable for audit fee and $14,606 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-1

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$6,985,248
EXPENSES:
Management fees	1,501,194
Distribution fees-Service Class	87,623
Accounting and administration expenses	58,122
Shareholder servicing fees	58,046
Professional fees	53,132
Reports and statements to shareholders	13,349
Custodian fees	5,849
Trustees’ fees and expenses	5,775
Consulting fees	5,619
Other	5,449
1,794,158
Less:
Management fees waived	(900,716)
Expenses reimbursed	(45,214)
Total operating expenses	848,228
NET INVESTMENT INCOME	6,137,020
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	3,006,562
Distributions from investment companies	1,017,140
Net realized gain	4,023,702
Net change in unrealized appreciation (depreciation) of investments	12,587,826
NET REALIZED AND UNREALIZED GAIN	16,611,528
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,748,548
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,137,020	$6,571,337
Net realized gain	4,023,702	7,023,727
Net change in unrealized appreciation (depreciation)	12,587,826	2,144,981
Net increase in net assets resulting from operations	22,748,548	15,740,045
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,092,499)	(5,156,530)
Service Class	(1,023,975)	(982,924)
	(6,116,474)	(6,139,454)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,043,172	6,538,955
Service Class	5,966,306	6,145,934
Reinvestment of dividends and distributions:
Standard Class	5,092,499	5,156,530
Service Class	1,023,975	982,924
	21,125,952	18,824,343
Cost of shares redeemed:
Standard Class	(24,875,184)	(28,509,322)
Service Class	(7,770,087)	(7,326,057)
	(32,645,271)	(35,835,379)
Decrease in net assets derived from capital share transactions	(11,519,319)	(17,011,036)
NET INCREASE (DECREASE) IN NET ASSETS	5,112,755	(7,410,445)
NET ASSETS:
Beginning of year	199,374,566	206,785,011
End of year	$204,487,321	$199,374,566
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-2

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.566	$12.014	$11.151	$13.564	$13.267
Income (loss) from investment operations:
Net investment income[1]	0.412	0.409	0.358	0.291	0.245
Net realized and unrealized gain (loss)	1.109	0.547	0.933	(2.107)	0.532
Total from investment operations	1.521	0.956	1.291	(1.816)	0.777
Less dividends and distributions from:
Net investment income	(0.425)	(0.404)	(0.428)	(0.241)	(0.312)
Net realized gain	—	—	—	(0.356)	(0.168)
Total dividends and distributions	(0.425)	(0.404)	(0.428)	(0.597)	(0.480)
Net asset value, end of period	$13.662	$12.566	$12.014	$11.151	$13.564
Total return[2]	12.10%	7.96%	11.60%	(13.33% )	5.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,157	$165,166	$173,857	$146,449	$170,271
Ratio of expenses to average net assets[3]	0.38%	0.38%	0.38%	0.41%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.85%	0.85%	0.85%	0.87%	0.87%
Ratio of net investment income to average net assets	3.11%	3.25%	3.07%	2.42%	1.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	2.78%	2.60%	1.96%	1.45%
Portfolio turnover	13%	20%	17%	70%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-3

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.554	$12.003	$11.140	$13.552	$13.256
Income (loss) from investment operations:
Net investment income[1]	0.379	0.377	0.329	0.260	0.211
Net realized and unrealized gain (loss)	1.105	0.546	0.930	(2.105)	0.531
Total from investment operations	1.484	0.923	1.259	(1.845)	0.742
Less dividends and distributions from:
Net investment income	(0.391)	(0.372)	(0.396)	(0.211)	(0.278)
Net realized gain	—	—	—	(0.356)	(0.168)
Total dividends and distributions	(0.391)	(0.372)	(0.396)	(0.567)	(0.446)
Net asset value, end of period	$13.647	$12.554	$12.003	$11.140	$13.552
Total return[2]	11.82%	7.70%	11.32%	(13.55% )	5.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,330	$34,209	$32,928	$55,246	$62,363
Ratio of expenses to average net assets[3]	0.63%	0.63%	0.63%	0.66%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	1.10%	1.10%	1.10%	1.12%	1.12%
Ratio of net investment income to average net assets	2.86%	3.00%	2.82%	2.17%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.53%	2.35%	1.71%	1.20%
Portfolio turnover	13%	20%	17%	70%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-4

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation (LFI). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest directly in individual securities and other financial instruments, including derivatives. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP JPMorgan Retirement Income Fund-5

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class and 0.63% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$49,718	$33,100	$45,214	$128,032
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$16,532
Legal	2,745
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,315 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Retirement Income Fund-6

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$2,546
Management fees payable to LFI	52,265
Distribution fees payable to LFD	7,769
Printing and mailing fees payable to Lincoln Life	110
Shareholder servicing fees payable to Lincoln Life	5,052
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$24,625,286
Sales	31,123,825
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$173,126,029
Aggregate unrealized appreciation of investments	$31,779,328
Aggregate unrealized depreciation of investments	(1,157,741)
Net unrealized appreciation of investments	$30,621,587
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$203,747,615	$—	$—	$203,747,615
There were no Level 3 investments at the beginning or end of the year.
LVIP JPMorgan Retirement Income Fund-7

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales,premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$6,116,474	$6,139,454
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$899,444
Capital loss carryforward	(101,285)
Other temporary differences	(126,379)
Net unrealized appreciation	30,621,587
Distributable earnings/(accumulated loss)	$31,293,367
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Long-Term	Total
$101,285	$101,285
In 2025, the Fund utilized $3,823,270 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	672,683	521,612
Service Class	452,207	486,927
Shares reinvested:
Standard Class	371,743	411,142
Service Class	74,837	78,439
	1,571,470	1,498,120
Shares redeemed:
Standard Class	(1,879,373)	(2,260,889)
Service Class	(589,771)	(583,793)
	(2,469,144)	(2,844,682)
Net decrease	(897,674)	(1,346,562)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP JPMorgan Retirement Income Fund-8

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund-9

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Retirement Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Retirement Income Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.52%
Aerospace & Defense–1.06%
General Electric Co.	2,043	$629,305
HEICO Corp. Class A	570	143,885
L3Harris Technologies, Inc.	3,035	890,985
Textron, Inc.	14,590	1,271,810
TransDigm Group, Inc.	383	509,333
Woodward, Inc.	6,225	1,881,942
		5,327,260
Air Freight & Logistics–0.10%
FedEx Corp.	1,430	413,070
†GXO Logistics, Inc.	1,429	75,222
		488,292
Automobiles–0.13%
Ford Motor Co.	49,452	648,810
		648,810
Banks–3.92%
Bank of America Corp.	40,895	2,249,225
Citigroup, Inc.	9,150	1,067,714
Citizens Financial Group, Inc.	14,379	839,877
Commerce Bancshares, Inc.	772	40,393
East West Bancorp, Inc.	1,794	201,628
Fifth Third Bancorp	73,438	3,437,633
First Citizens BancShares, Inc. Class A	1,978	4,245,144
First Horizon Corp.	15,680	374,752
FNB Corp.	1,761	30,113
M&T Bank Corp.	21,078	4,246,795
Pinnacle Financial Partners, Inc.	404	38,546
Popular, Inc.	4,660	580,263
Southstate Bank Corp.	570	53,643
Synovus Financial Corp.	1,465	73,323
Webster Financial Corp.	2,844	179,001
Wells Fargo & Co.	20,019	1,865,771
Wintrust Financial Corp.	895	125,139
		19,648,960
Beverages–1.29%
†Celsius Holdings, Inc.	3,709	169,650
Coca-Cola Co.	10,285	719,024
Constellation Brands, Inc. Class A	13,806	1,904,676
Keurig Dr. Pepper, Inc.	111,109	3,112,163
PepsiCo, Inc.	3,840	551,117
		6,456,630
Biotechnology–0.87%
AbbVie, Inc.	3,252	743,049
†Alnylam Pharmaceuticals, Inc.	667	265,233
†BioMarin Pharmaceutical, Inc.	2,684	159,510
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Caris Life Sciences, Inc.	7,022	$189,454
†Exact Sciences Corp.	6,785	689,085
†Exelixis, Inc.	1,127	49,396
Gilead Sciences, Inc.	6,231	764,793
†Incyte Corp.	1,073	105,980
†Neurocrine Biosciences, Inc.	3,679	521,793
Regeneron Pharmaceuticals, Inc.	782	603,602
†Roivant Sciences Ltd.	11,331	245,883
†Sarepta Therapeutics, Inc.	241	5,186
†Ultragenyx Pharmaceutical, Inc.	895	20,585
		4,363,549
Broadline Retail–0.37%
†Amazon.com, Inc.	7,064	1,630,513
eBay, Inc.	2,771	241,354
		1,871,867
Building Products–1.00%
Armstrong World Industries, Inc.	682	130,330
Masco Corp.	34,558	2,193,051
Owens Corning	17,304	1,936,490
Trane Technologies PLC	1,990	774,508
		5,034,379
Capital Markets–4.94%
Ameriprise Financial, Inc.	12,258	6,010,588
Bank of New York Mellon Corp.	4,733	549,454
Cboe Global Markets, Inc.	1,762	442,262
Charles Schwab Corp.	6,934	692,776
CME Group, Inc.	2,331	636,549
†Coinbase Global, Inc. Class A	1,891	427,631
Goldman Sachs Group, Inc.	1,034	908,886
Interactive Brokers Group, Inc. Class A	7,691	494,608
Invesco Ltd.	2,126	55,850
Janus Henderson Group PLC	6,757	321,431
LPL Financial Holdings, Inc.	1,007	359,670
Morgan Stanley	5,574	989,552
MSCI, Inc.	469	269,079
Nasdaq, Inc.	14,005	1,360,306
Raymond James Financial, Inc.	35,176	5,648,914
†Robinhood Markets, Inc. Class A	3,307	374,022
S&P Global, Inc.	1,100	574,849
SEI Investments Co.	619	50,770
State Street Corp.	35,695	4,605,012
Virtu Financial, Inc. Class A	1,166	38,851
		24,811,060
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.45%
†Axalta Coating Systems Ltd.	10,234	$330,661
Celanese Corp.	734	31,033
CF Industries Holdings, Inc.	885	68,446
Corteva, Inc.	5,590	374,698
DuPont de Nemours, Inc.	44,696	1,796,779
Eastman Chemical Co.	589	37,596
Ecolab, Inc.	1,237	324,737
Element Solutions, Inc.	7,901	197,446
FMC Corp.	660	9,154
International Flavors & Fragrances, Inc.	4,216	284,116
Linde PLC	1,355	577,758
PPG Industries, Inc.	1,336	136,887
RPM International, Inc.	29,348	3,052,192
†Solstice Advanced Materials, Inc.	655	31,820
		7,253,323
Commercial Services & Supplies–0.72%
Republic Services, Inc.	3,337	707,210
Veralto Corp.	26,275	2,621,720
Waste Connections, Inc.	1,709	299,690
		3,628,620
Communications Equipment–0.33%
†Ciena Corp.	908	212,354
†Lumentum Holdings, Inc.	2,558	942,853
Motorola Solutions, Inc.	1,289	494,100
		1,649,307
Construction & Engineering–0.39%
Comfort Systems USA, Inc.	95	88,662
EMCOR Group, Inc.	159	97,275
†MasTec, Inc.	3,894	846,439
Quanta Services, Inc.	2,051	865,645
WillScot Holdings Corp.	3,930	74,002
		1,972,023
Construction Materials–0.88%
Martin Marietta Materials, Inc.	6,573	4,092,744
Vulcan Materials Co.	1,082	308,608
		4,401,352
Consumer Finance–0.36%
Ally Financial, Inc.	6,052	274,095
American Express Co.	2,171	803,161
SLM Corp.	5,077	137,384
Synchrony Financial	7,039	587,264
		1,801,904
Consumer Staples Distribution & Retail–2.00%
Albertsons Cos., Inc. Class A	152,290	2,614,819
Costco Wholesale Corp.	349	300,957
Dollar General Corp.	2,267	300,990
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Dollar Tree, Inc.	1,945	$239,254
Kroger Co.	44,566	2,784,484
†Maplebear, Inc.	8,059	362,494
†Performance Food Group Co.	2,557	229,925
†U.S. Foods Holding Corp.	28,406	2,139,540
Walmart, Inc.	9,409	1,048,257
		10,020,720
Containers & Packaging–3.02%
Amcor PLC	44,700	372,798
Ball Corp.	42,897	2,272,254
Crown Holdings, Inc.	21,723	2,236,817
International Paper Co.	71,362	2,810,949
Packaging Corp. of America	14,750	3,041,893
Sealed Air Corp.	839	34,760
Silgan Holdings, Inc.	106,989	4,319,146
Smurfit WestRock PLC	2,082	80,511
		15,169,128
Distributors–0.80%
Genuine Parts Co.	32,827	4,036,408
		4,036,408
Diversified Consumer Services–0.27%
ADT, Inc.	56,130	452,969
†Bright Horizons Family Solutions, Inc.	2,441	247,517
†Duolingo, Inc.	605	106,178
†Grand Canyon Education, Inc.	1,686	280,399
H&R Block, Inc.	6,033	262,918
		1,349,981
Diversified Telecommunication Services–0.20%
AT&T, Inc.	23,780	590,695
Iridium Communications, Inc.	2,215	38,497
Verizon Communications, Inc.	9,541	388,605
		1,017,797
Electric Utilities–2.62%
Entergy Corp.	7,821	722,895
Exelon Corp.	9,738	424,480
FirstEnergy Corp.	4,476	200,391
NextEra Energy, Inc.	11,128	893,356
NRG Energy, Inc.	3,910	622,628
PG&E Corp.	213,103	3,424,565
Southern Co.	10,175	887,260
Xcel Energy, Inc.	81,156	5,994,182
		13,169,757
Electrical Equipment–2.47%
Acuity, Inc.	8,497	3,059,260
AMETEK, Inc.	22,530	4,625,634
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Eaton Corp. PLC	1,423	$453,240
GE Vernova, Inc.	414	270,578
Hubbell, Inc.	8,015	3,559,542
nVent Electric PLC	3,995	407,370
		12,375,624
Electronic Equipment, Instruments & Components–3.62%
†Arrow Electronics, Inc.	1,917	211,215
Avnet, Inc.	2,233	107,363
CDW Corp.	34,917	4,755,695
†Coherent Corp.	989	182,540
Jabil, Inc.	16,893	3,851,942
TD SYNNEX Corp.	8,708	1,308,203
†Teledyne Technologies, Inc.	7,262	3,708,921
Vontier Corp.	9,100	338,338
†Zebra Technologies Corp. Class A	15,177	3,685,279
		18,149,496
Energy Equipment & Services–0.92%
Baker Hughes Co.	94,227	4,291,097
Halliburton Co.	4,849	137,033
TechnipFMC PLC	3,843	171,244
		4,599,374
Entertainment–1.07%
Electronic Arts, Inc.	1,495	305,473
†Liberty Live Holdings, Inc. Class C	680	56,549
†Liberty Media Corp.-Liberty Formula One Class A	2,807	250,890
†ROBLOX Corp. Class A	4,608	373,386
†Roku, Inc.	849	92,108
†Take-Two Interactive Software, Inc.	1,653	423,218
Walt Disney Co.	6,821	776,025
†Warner Bros Discovery, Inc.	16,933	488,009
Warner Music Group Corp. Class A	84,869	2,602,932
		5,368,590
Financial Services–2.85%
Apollo Global Management, Inc.	1,132	163,868
†Berkshire Hathaway, Inc. Class B	3,287	1,652,211
†Chime Financial, Inc. Class A	15,175	381,955
Corebridge Financial, Inc.	7,555	227,934
Equitable Holdings, Inc.	2,335	111,263
Fidelity National Information Services, Inc.	110,163	7,321,433
Mastercard, Inc. Class A	1,773	1,012,170
MGIC Investment Corp.	118,264	3,455,674
		14,326,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.85%
Bunge Global SA	2,503	$222,967
General Mills, Inc.	38,740	1,801,410
Hershey Co.	16,851	3,066,545
Lamb Weston Holdings, Inc.	3,649	152,857
Mondelez International, Inc. Class A	3,885	209,130
†Post Holdings, Inc.	35,589	3,525,090
Tyson Foods, Inc. Class A	4,899	287,179
		9,265,178
Gas Utilities–0.03%
MDU Resources Group, Inc.	8,215	160,357
		160,357
Ground Transportation–0.93%
CSX Corp.	14,192	514,460
JB Hunt Transport Services, Inc.	18,813	3,656,118
Norfolk Southern Corp.	988	285,255
†XPO, Inc.	1,406	191,090
		4,646,923
Health Care Equipment & Supplies–2.53%
†Align Technology, Inc.	1,242	193,938
†Boston Scientific Corp.	7,695	733,718
Dentsply Sirona, Inc.	1,065	12,173
†Dexcom, Inc.	5,593	371,207
GE HealthCare Technologies, Inc.	71,374	5,854,096
†Globus Medical, Inc. Class A	50,731	4,429,324
†Insulet Corp.	298	84,704
Medtronic PLC	3,619	347,641
†Penumbra, Inc.	564	175,353
Stryker Corp.	1,394	489,949
		12,692,103
Health Care Providers & Services–4.80%
Cardinal Health, Inc.	4,699	965,645
Cencora, Inc.	16,656	5,625,564
†Centene Corp.	7,589	312,287
Chemed Corp.	4,696	2,009,231
Cigna Group	2,091	575,506
†DaVita, Inc.	845	96,000
†Henry Schein, Inc.	49,417	3,734,937
Humana, Inc.	11,962	3,063,827
McKesson Corp.	1,165	955,638
Quest Diagnostics, Inc.	34,158	5,927,438
†Tenet Healthcare Corp.	1,584	314,772
UnitedHealth Group, Inc.	1,464	483,281
		24,064,126
Health Care REITs–1.12%
Healthcare Realty Trust, Inc.	1,910	32,374
Healthpeak Properties, Inc.	258,000	4,148,640
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Omega Healthcare Investors, Inc.	5,681	$251,896
Ventas, Inc.	8,596	665,158
Welltower, Inc.	2,821	523,606
		5,621,674
Hotel & Resort REITs–0.28%
Host Hotels & Resorts, Inc.	79,986	1,418,152
		1,418,152
Hotels, Restaurants & Leisure–2.31%
Aramark	4,345	160,157
†Carnival Corp.	24,389	744,840
†Cava Group, Inc.	3,380	198,372
†Chipotle Mexican Grill, Inc.	2,674	98,938
Darden Restaurants, Inc.	22,433	4,128,121
†DoorDash, Inc. Class A	2,143	485,346
Expedia Group, Inc.	9,224	2,613,251
Hilton Worldwide Holdings, Inc.	5,675	1,630,144
McDonald's Corp.	3,017	922,086
†MGM Resorts International	9,379	342,240
Travel & Leisure Co.	4,017	283,319
		11,606,814
Household Durables–1.00%
DR Horton, Inc.	4,141	596,428
Lennar Corp. Class A	939	96,529
†Mohawk Industries, Inc.	30,889	3,376,168
PulteGroup, Inc.	2,777	325,631
†SharkNinja, Inc.	2,601	291,052
Toll Brothers, Inc.	2,580	348,868
		5,034,676
Household Products–0.18%
Procter & Gamble Co.	6,141	880,067
		880,067
Independent Power and Renewable Electricity Producers–0.25%
AES Corp.	13,500	193,590
Clearway Energy, Inc. Class C	545	18,127
†Talen Energy Corp.	1,380	517,279
Vistra Corp.	3,210	517,869
		1,246,865
Industrial Conglomerates–0.19%
3M Co.	2,627	420,583
Honeywell International, Inc.	2,622	511,526
		932,109
Industrial REITs–0.05%
EastGroup Properties, Inc.	709	126,301
First Industrial Realty Trust, Inc.	1,950	111,677
		237,978
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–4.12%
American Financial Group, Inc.	376	$51,392
†Arch Capital Group Ltd.	31,585	3,029,633
Arthur J Gallagher & Co.	3,633	940,184
Assurant, Inc.	285	68,642
Assured Guaranty Ltd.	1,069	96,071
Axis Capital Holdings Ltd.	1,510	161,706
†Brighthouse Financial, Inc.	360	23,324
Brown & Brown, Inc.	32,197	2,566,101
Everest Group Ltd.	240	81,444
F&G Annuities & Life, Inc.	155	4,782
Fidelity National Financial, Inc.	2,595	141,661
Hartford Insurance Group, Inc.	29,772	4,102,581
Kemper Corp.	1,224	49,621
Loews Corp.	52,754	5,555,524
†Markel Group, Inc.	69	148,326
MetLife, Inc.	5,600	442,064
Old Republic International Corp.	1,398	63,805
Progressive Corp.	2,038	464,093
Reinsurance Group of America, Inc.	756	153,816
RLI Corp.	814	52,080
Travelers Cos., Inc.	1,937	561,846
Unum Group	4,314	334,335
W.R. Berkley Corp.	21,383	1,499,376
Willis Towers Watson PLC	217	71,306
		20,663,713
Interactive Media & Services–0.93%
Alphabet, Inc. Class A	10,319	3,230,591
Meta Platforms, Inc. Class A	1,411	931,387
†Pinterest, Inc. Class A	4,716	122,097
†Reddit, Inc. Class A	1,734	398,595
		4,682,670
IT Services–1.08%
†Cloudflare, Inc. Class A	3,299	650,398
†GoDaddy, Inc. Class A	30,901	3,834,196
International Business Machines Corp.	1,502	444,907
†Twilio, Inc. Class A	2,316	329,428
VeriSign, Inc.	718	174,438
		5,433,367
Life Sciences Tools & Services–1.63%
Agilent Technologies, Inc.	2,375	323,166
†Charles River Laboratories International, Inc.	194	38,699
Danaher Corp.	1,057	241,968
†Illumina, Inc.	2,687	352,427
†IQVIA Holdings, Inc.	29,404	6,627,956
Qiagen NV	1,282	57,652
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Repligen Corp.	433	$70,951
Thermo Fisher Scientific, Inc.	819	474,570
		8,187,389
Machinery–5.45%
AGCO Corp.	2,204	229,921
Allison Transmission Holdings, Inc.	14,850	1,453,815
Caterpillar, Inc.	616	352,888
Cummins, Inc.	1,730	883,079
Deere & Co.	1,664	774,708
Dover Corp.	21,836	4,263,261
†Gates Industrial Corp. PLC	14,372	308,567
Ingersoll Rand, Inc.	51,225	4,058,044
ITT, Inc.	19,289	3,346,834
Lincoln Electric Holdings, Inc.	15,727	3,768,818
†Middleby Corp.	26,056	3,873,746
Mueller Industries, Inc.	2,444	280,571
Nordson Corp.	10,640	2,558,175
PACCAR, Inc.	2,961	324,259
Parker-Hannifin Corp.	508	446,512
Westinghouse Air Brake Technologies Corp.	1,951	416,441
		27,339,639
Media–1.29%
Comcast Corp. Class A	19,682	588,295
†Liberty Broadband Corp. Class C	289	14,045
Nexstar Media Group, Inc.	159	32,285
Omnicom Group, Inc.	68,356	5,519,747
†Trade Desk, Inc. Class A	7,859	298,328
		6,452,700
Metals & Mining–1.27%
Alcoa Corp.	36,086	1,917,610
Anglogold Ashanti PLC	2,013	171,669
Freeport-McMoRan, Inc.	33,353	1,693,999
†MP Materials Corp.	1,566	79,114
Nucor Corp.	4,435	723,393
Royal Gold, Inc.	281	62,463
Steel Dynamics, Inc.	10,096	1,710,767
		6,359,015
Mortgage Real Estate Investment Trusts (REITs)–0.06%
Annaly Capital Management, Inc.	1,417	31,684
Rithm Capital Corp.	25,376	276,598
		308,282
Multi-Utilities–3.60%
Ameren Corp.	876	87,477
CenterPoint Energy, Inc.	1,995	76,488
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CMS Energy Corp.	67,566	$4,724,890
Consolidated Edison, Inc.	2,705	268,661
DTE Energy Co.	1,224	157,872
NiSource, Inc.	104,800	4,376,448
Public Service Enterprise Group, Inc.	5,954	478,106
Sempra	31,733	2,801,707
WEC Energy Group, Inc.	48,227	5,086,019
		18,057,668
Office REITs–0.02%
BXP, Inc.	773	52,162
Cousins Properties, Inc.	621	16,010
Highwoods Properties, Inc.	1,154	29,796
		97,968
Oil, Gas & Consumable Fuels–5.19%
†Antero Resources Corp.	6,159	212,239
Cheniere Energy, Inc.	24,916	4,843,421
Chevron Corp.	3,029	461,650
ConocoPhillips	7,673	718,270
Coterra Energy, Inc.	163,809	4,311,453
Diamondback Energy, Inc.	27,515	4,136,330
EOG Resources, Inc.	4,418	463,934
EQT Corp.	1,012	54,243
Expand Energy Corp.	3,249	358,560
Exxon Mobil Corp.	14,859	1,788,132
HF Sinclair Corp.	9,693	446,653
Kinder Morgan, Inc.	6,112	168,019
Marathon Petroleum Corp.	31,424	5,110,485
Matador Resources Co.	1,760	74,694
Ovintiv, Inc.	1,926	75,480
Phillips 66	2,678	345,569
Range Resources Corp.	1,230	43,370
Targa Resources Corp.	3,034	559,773
Williams Cos., Inc.	31,236	1,877,596
		26,049,871
Passenger Airlines–0.67%
Delta Air Lines, Inc.	45,854	3,182,268
†United Airlines Holdings, Inc.	1,770	197,921
		3,380,189
Personal Care Products–0.03%
†BellRing Brands, Inc.	2,349	62,789
†Coty, Inc. Class A	31,074	95,708
		158,497
Pharmaceuticals–1.12%
Bristol-Myers Squibb Co.	12,182	657,097
†Jazz Pharmaceuticals PLC	15,093	2,565,810
Johnson & Johnson	8,613	1,782,460
Merck & Co., Inc.	2,482	261,255
Perrigo Co. PLC	2,538	35,329
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC Class A	5,890	$227,590
Viatris, Inc.	7,941	98,866
		5,628,407
Professional Services–0.39%
Jacobs Solutions, Inc.	3,721	492,884
KBR, Inc.	14,413	579,402
Leidos Holdings, Inc.	3,523	635,549
UL Solutions, Inc. Class A	3,280	258,661
		1,966,496
Real Estate Management & Development–0.37%
†CBRE Group, Inc. Class A	8,777	1,411,254
†Jones Lang LaSalle, Inc.	1,321	444,477
		1,855,731
Residential REITs–0.98%
American Homes 4 Rent Class A	5,552	178,219
AvalonBay Communities, Inc.	23,456	4,252,808
Camden Property Trust	965	106,227
Equity Residential	2,629	165,732
Invitation Homes, Inc.	4,504	125,166
Mid-America Apartment Communities, Inc.	614	85,291
		4,913,443
Retail REITs–1.97%
Agree Realty Corp.	4,134	297,772
Brixmor Property Group, Inc.	10,572	277,198
Federal Realty Investment Trust	151	15,221
Regency Centers Corp.	69,800	4,818,294
Simon Property Group, Inc.	24,314	4,500,764
		9,909,249
Semiconductors & Semiconductor Equipment–2.16%
Analog Devices, Inc.	1,914	519,077
†Cirrus Logic, Inc.	1,060	125,610
Entegris, Inc.	1,507	126,965
†Intel Corp.	9,879	364,535
Lam Research Corp.	8,158	1,396,486
Microchip Technology, Inc.	1,897	120,877
Micron Technology, Inc.	3,633	1,036,894
MKS, Inc.	20,681	3,304,824
NVIDIA Corp.	865	161,322
NXP Semiconductors NV	848	184,067
†ON Semiconductor Corp.	39,658	2,147,481
Qnity Electronics, Inc. Class W/I	1,561	127,456
Skyworks Solutions, Inc.	2,520	159,793
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,766	536,670
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	2,685	$465,821
Universal Display Corp.	738	86,183
		10,864,061
Software–1.08%
†Autodesk, Inc.	518	153,333
†Cadence Design Systems, Inc.	2,886	902,106
†Circle Internet Group, Inc.	1,419	112,527
†Confluent, Inc. Class A	6,661	201,429
†Datadog, Inc. Class A	2,763	375,740
†Docusign, Inc.	3,293	225,241
†Fair Isaac Corp.	110	185,968
†HubSpot, Inc.	644	258,437
Intuit, Inc.	590	390,828
†Manhattan Associates, Inc.	545	94,454
Microsoft Corp.	900	435,258
†Nutanix, Inc. Class A	7,933	410,057
Oracle Corp.	2,096	408,531
†ServiceNow, Inc.	2,228	341,307
†Synopsys, Inc.	1,139	535,011
†Unity Software, Inc.	8,498	375,357
		5,405,584
Specialized REITs–2.22%
American Tower Corp.	1,640	287,935
CubeSmart	5,321	191,822
Equinix, Inc.	765	586,112
Extra Space Storage, Inc.	2,329	303,282
Gaming & Leisure Properties, Inc.	1,976	88,307
Iron Mountain, Inc.	1,651	136,951
Millrose Properties, Inc.	4,550	135,909
Public Storage	14,948	3,879,006
SBA Communications Corp.	17,028	3,293,726
VICI Properties, Inc.	9,857	277,179
Weyerhaeuser Co.	82,201	1,947,342
		11,127,571
Specialty Retail–2.81%
†AutoNation, Inc.	881	181,909
†AutoZone, Inc.	1,111	3,767,957
Bath & Body Works, Inc.	4,704	94,456
Best Buy Co., Inc.	46,900	3,139,017
†Burlington Stores, Inc.	697	201,328
†Carvana Co.	1,174	495,451
Lowe's Cos., Inc.	3,284	791,969
Murphy USA, Inc.	88	35,510
Penske Automotive Group, Inc.	785	124,258
Ross Stores, Inc.	26,790	4,825,951
†Ulta Beauty, Inc.	592	358,166
†Valvoline, Inc.	3,806	110,602
		14,126,574
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.96%
Apple, Inc.	706	$191,933
Hewlett Packard Enterprise Co.	30,038	721,513
NetApp, Inc.	1,020	109,232
†Pure Storage, Inc. Class A	1,780	119,278
†Sandisk Corp.	870	206,521
Seagate Technology Holdings PLC	2,798	770,541
Western Digital Corp.	15,591	2,685,861
		4,804,879
Textiles, Apparel & Luxury Goods–0.91%
†Crocs, Inc.	2,849	243,647
Ralph Lauren Corp.	10,657	3,768,422
Tapestry, Inc.	4,329	553,116
		4,565,185
Tobacco–0.27%
Philip Morris International, Inc.	8,567	1,374,147
		1,374,147
Trading Companies & Distributors–0.24%
†Core & Main, Inc. Class A	4,291	223,003
Ferguson Enterprises, Inc.	3,801	846,217
WESCO International, Inc.	540	132,105
		1,201,325
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.45%
Essential Utilities, Inc.	59,410	$2,278,968
		2,278,968
Wireless Telecommunication Services–0.08%
Millicom International Cellular SA	7,246	401,718
		401,718
Total Common Stock (Cost $337,227,875)		474,342,047
RIGHTS–0.00%
=†Mirati Therapeutics, Inc.	3,008	8,964
Total Rights (Cost $2,105)		8,964

MONEY MARKET FUND–5.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	26,003,796	26,003,796
Total Money Market Fund (Cost $26,003,796)		26,003,796

TOTAL INVESTMENTS–99.70% (Cost $363,233,776)	500,354,807
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,522,727
NET ASSETS APPLICABLE TO 29,268,220 SHARES OUTSTANDING–100.00%	$501,877,534
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($49,878,083 / 2,876,666 Shares)	$17.339
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($451,999,451 / 26,391,554 Shares)	$17.127
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$325,658,998
Distributable earnings/(accumulated loss)	176,218,536
TOTAL NET ASSETS	$501,877,534

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)

★Includes $1,718,021 cash collateral held at broker for futures contracts, $4,017 payable for securities purchased, $370,642 payable for fund shares redeemed, $20,344 other accrued expenses payable, $411,654 due to manager and affiliates, $107,442 due to custodian, $202,199 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $26,778 payable for fund accounting fee as of
December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
22	CME E-mini Russell 2000 Index Futures	$2,747,800	$2,872,044	3/20/26	$—	$(124,244)
8	CME E-mini S&P 500 Index Futures	2,757,000	2,759,588	3/20/26	—	(2,588)
42	CME E-mini S&P MidCap 400 Index Futures	13,965,840	14,178,098	3/20/26	—	(212,258)
2	ICE U.S. MSCI Emerging Markets Index Futures	141,140	138,975	3/20/26	2,165	—
Total Futures Contracts					$2,165	$(339,090)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
ICE–Intercontinental Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$9,350,106
Foreign taxes withheld	(6,886)
9,343,220
EXPENSES:
Management fees	3,685,479
Distribution fees-Service Class	1,171,195
Shareholder servicing fees	149,706
Accounting and administration expenses	127,321
Professional fees	53,812
Custodian fees	27,796
Reports and statements to shareholders	20,959
Trustees’ fees and expenses	15,200
Consulting fees	14,558
Pricing fees	6,460
Other	19,002
5,291,488
Less:
Management fees waived	(77,434)
Total operating expenses	5,214,054
NET INVESTMENT INCOME	4,129,166
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	66,678,127
Foreign currencies	(5,721)
Futures contracts	(24,967,816)
Net realized gain	41,704,590
Net change in unrealized appreciation (depreciation) of:
Investments	(40,442,074)
Foreign currencies	322
Futures contracts	916,979
Net change in unrealized appreciation (depreciation)	(39,524,773)
NET REALIZED AND UNREALIZED GAIN	2,179,817
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,308,983
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,129,166	$5,135,385
Net realized gain	41,704,590	71,433,950
Net change in unrealized appreciation (depreciation)	(39,524,773)	6,456,796
Net increase in net assets resulting from operations	6,308,983	83,026,131
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(6,136,025)	(2,642,817)
Service Class	(57,219,453)	(27,341,705)
	(63,355,478)	(29,984,522)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,027,543	10,612,624
Service Class	19,446,833	13,455,857
Reinvestment of dividends and distributions:
Standard Class	6,136,025	2,642,817
Service Class	57,219,453	27,341,705
	94,829,854	54,053,003
Cost of shares redeemed:
Standard Class	(10,861,020)	(13,490,713)
Service Class	(73,861,924)	(127,455,667)
	(84,722,944)	(140,946,380)
Increase (decrease) in net assets derived from capital share transactions	10,106,910	(86,893,377)
NET DECREASE IN NET ASSETS	(46,939,585)	(33,851,768)
NET ASSETS:
Beginning of year	548,817,119	582,668,887
End of year	$501,877,534	$548,817,119
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.487	$17.847	$17.440	$22.332	$17.640
Income (loss) from investment operations:
Net investment income[1]	0.190	0.217	0.249	0.231	0.147
Net realized and unrealized gain (loss)	0.058	2.525	1.750	(2.374)	4.981
Total from investment operations	0.248	2.742	1.999	(2.143)	5.128
Less dividends and distributions from:
Net investment income	(0.195)	(0.264)	(0.267)	(0.255)	(0.219)
Net realized gain	(2.201)	(0.838)	(1.325)	(2.494)	(0.217)
Total dividends and distributions	(2.396)	(1.102)	(1.592)	(2.749)	(0.436)
Net asset value, end of period	$17.339	$19.487	$17.847	$17.440	$22.332
Total return[2]	1.51%	15.44%	12.08%	(9.17% )	29.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,878	$47,879	$44,052	$39,492	$48,364
Ratio of expenses to average net assets	0.78%	0.77%	0.78%	0.77%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.79%	0.79%	0.78%	0.77%
Ratio of net investment income to average net assets	1.03%	1.12%	1.41%	1.17%	0.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	1.10%	1.40%	1.16%	0.70%
Portfolio turnover	50%	32%	27%	23%	30%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.281	$17.667	$17.282	$22.159	$17.507
Income (loss) from investment operations:
Net investment income[1]	0.142	0.166	0.203	0.180	0.094
Net realized and unrealized gain (loss)	0.056	2.498	1.730	(2.356)	4.938
Total from investment operations	0.198	2.664	1.933	(2.176)	5.032
Less dividends and distributions from:
Net investment income	(0.151)	(0.212)	(0.223)	(0.207)	(0.163)
Net realized gain	(2.201)	(0.838)	(1.325)	(2.494)	(0.217)
Total dividends and distributions	(2.352)	(1.050)	(1.548)	(2.701)	(0.380)
Net asset value, end of period	$17.127	$19.281	$17.667	$17.282	$22.159
Total return[2]	1.26%	15.14%	11.80%	(9.39% )	28.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$452,000	$500,938	$538,617	$531,063	$668,840
Ratio of expenses to average net assets	1.03%	1.02%	1.03%	1.02%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.04%	1.04%	1.03%	1.02%
Ratio of net investment income to average net assets	0.78%	0.87%	1.16%	0.92%	0.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.85%	1.15%	0.91%	0.45%
Portfolio turnover	50%	32%	27%	23%	30%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,809 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.015% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$43,141
Legal	7,124
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,449 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$301,744
Distribution fees payable to LFD	97,131
Printing and mailing fees payable to Lincoln Life	278
Shareholder servicing fees payable to Lincoln Life	12,501
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$241,267,769
Sales	310,058,916
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$367,388,054
Aggregate unrealized appreciation of investments and derivatives	$144,884,108
Aggregate unrealized depreciation of investments and derivatives	(11,917,354)
Net unrealized appreciation of investments and derivatives	$132,966,754
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$474,342,047	$—	$—	$474,342,047
Rights	—	—	8,964	8,964
Money Market Fund	26,003,796	—	—	26,003,796
Total Investments	$500,345,843	$—	$8,964	$500,354,807
Derivatives:

Assets:
Futures Contract	$2,165	$—	$—	$2,165
Liabilities:
Futures Contracts	$(339,090)	$—	$—	$(339,090)
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives and Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$4,327,430	$13,536,026
Long-term capital gains	59,028,048	16,448,496
Total	$63,355,478	$29,984,522
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$43,251,784
Other temporary differences	(2)
Net unrealized appreciation	132,966,754
Distributable earnings/(accumulated loss)	$176,218,536
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	654,252	554,426
Service Class	1,068,610	702,155
Shares reinvested:
Standard Class	356,895	135,206
Service Class	3,376,322	1,413,556
	5,456,079	2,805,343
Shares redeemed:
Standard Class	(591,437)	(700,911)
Service Class	(4,033,753)	(6,622,371)
	(4,625,190)	(7,323,282)
Net increase (decrease)	830,889	(4,517,939)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$2,165	Receivables and other assets net of liabilities	$(339,090)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(24,902,154)	$910,302
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(65,662)	6,677
Total		$(24,967,816)	$916,979
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$18,332,606	$11,297,227
9. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-18

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–19

LVIP JPMorgan Short Duration Bond Fund
(formerly, LVIP Macquarie Limited-Term Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan Short Duration Bond Fund

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–12.84%
Federal Home Loan Mortgage Corp. Reference REMICS Series R007 Class ZA 6.00% 5/15/36	2,790,005	$2,917,034
Federal Home Loan Mortgage Corp. REMICS
Series 2733 Class ME 5.00% 1/15/34	877,292	894,523
Series 2777 Class PG 5.00% 4/15/34	2,515,787	2,573,566
Series 2950 Class LH 5.50% 3/15/35	2,129,956	2,209,218
Series 3228 Class PG 5.50% 10/15/36	1,292,007	1,341,607
Series 3256 Class KE 5.50% 12/15/36	1,252,626	1,294,896
Series 4248 Class HZ 3.00% 9/15/33	1,432,463	1,386,148
Series 4283 Class TZ 3.50% 12/15/33	4,719,262	4,636,043
Series 4483 Class CA 3.00% 6/15/44	1,071,915	1,040,498
Series 4507 Class ED 3.00% 8/15/44	1,710,208	1,651,491
Series 4669 Class QU 4.50% 9/15/44	1,503,936	1,512,785
Series 4680 Class PA 3.00% 3/15/46	2,907,538	2,780,944
Series 4767 Class LA 3.50% 8/15/46	2,076,346	2,049,393
Series 5092 Class WG 1.00% 4/25/31	6,283,434	5,934,937
Series 5334 Class GA 6.00% 7/25/45	2,494,506	2,520,008
Series 5401 Class VD 6.00% 1/25/35	4,161,187	4,242,541
Series 5422 Class CA 5.50% 5/25/49	3,192,943	3,195,304
Series 5507 Class LA 5.50% 1/25/51	1,740,243	1,747,047
Series 5513 Class CG 5.00% 6/25/51	2,553,838	2,582,912
Series 5514 Class VC 5.00% 2/25/36	4,236,926	4,301,453
Series 5534 Class DA 5.00% 4/25/52	3,359,759	3,378,988
Series 5536 Class PA 5.00% 5/25/54	4,639,999	4,680,585
Series 5558 Class BA 5.50% 7/25/50	2,368,046	2,416,338
Series 5584 Class LV 5.50% 8/25/36	2,949,131	3,025,193
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 5.72% (30 day USD SOFR Average + 1.85%) 11/25/43	2,174,330	2,193,582
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
Series 2024-DNA3 Class M1 4.87% (30 day USD SOFR Average + 1.00%) 10/25/44	21,913	$21,913
Series 2025-DNA1 Class M2 5.22% (30 day USD SOFR Average + 1.35%) 1/25/45	3,600,000	3,596,425
Series 2025-DNA2 Class A1 4.97% (30 day USD SOFR Average + 1.10%) 5/25/45	2,581,250	2,589,630
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series T-54 Class 2A 6.50% 2/25/43	416	422
Series T-58 Class 2A 6.50% 9/25/43	5,071	5,340
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 Class 1M1 5.37% (30 day USD SOFR Average + 1.50%) 10/25/43	1,050,475	1,052,249
Series 2025-R01 Class 1M2 5.37% (30 day USD SOFR Average + 1.50%) 1/25/45	1,570,000	1,572,106
Series 2025-R02 Class 1M2 5.47% (30 day USD SOFR Average + 1.60%) 2/25/45	2,640,000	2,647,609
•Federal National Mortgage Association Grantor Trust Series 2001-T5 Class A2 7.00% 6/19/41	4,867	5,026
Federal National Mortgage Association REMICS
Series 2005-106 Class XZ 5.50% 12/25/35	1,265,269	1,322,127
Series 2005-29 Class ZE 5.50% 4/25/35	1,305,686	1,336,456
Series 2010-118 Class KH 3.50% 10/25/40	1,482,748	1,459,015
Series 2010-149 Class ZC 4.50% 1/25/41	3,651,584	3,670,995
Series 2011-98 Class BY 4.00% 10/25/31	2,552,422	2,548,400
Series 2012-98 Class ZP 6.00% 9/25/42	2,813,483	2,989,377
Series 2015-28 Class P 2.50% 5/25/45	8,086,270	7,651,988
Series 2020-89 Class A 3.50% 6/25/41	1,922,744	1,875,997
Series 2023-12 Class GB 6.00% 6/25/45	2,726,408	2,761,975
Series 2023-29 Class JA 5.50% 5/25/36	4,790,719	4,821,748
Series 2023-42 Class B 6.00% 7/25/45	3,277,805	3,313,122
LVIP JPMorgan Short Duration Bond Fund-1

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2023-61 Class G 5.50% 1/25/49	1,620,536	$1,626,427
Series 2024-13 Class A 5.50% 5/25/44	3,942,085	3,997,208
Series 2025-29 Class VA 5.50% 12/25/35	2,856,875	2,926,926
Series 2025-4 Class HP 5.50% 2/25/51	3,429,490	3,455,602
Series 2025-62 Class BA 5.50% 11/25/51	2,183,151	2,201,059
Series 2025-62 Class HV 5.00% 8/25/36	2,670,387	2,707,419
Government National Mortgage Association REMICS
Series 2022-173 Class VL 5.50% 9/20/33	1,328,918	1,356,223
Series 2024-84 Class BA 5.75% 11/20/45	3,505,656	3,524,121
Series 2025-113 Class HA 5.50% 3/20/52	2,394,749	2,421,305
Series 2025-113 Class KA 5.50% 8/20/51	3,106,634	3,141,219
Series 2025-2 Class EA 4.50% 9/20/40	3,027,621	3,035,413
Total Agency Collateralized Mortgage Obligations (Cost $141,690,818)		142,141,876
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.58%
•FREMF K-100 Mortgage Trust Series 2019-K100 Class B 3.49% 11/25/52	5,000,000	4,819,546
•FREMF Mortgage Trust
Series 2018-K80 Class B 4.23% 8/25/50	3,000,000	2,968,885
Series 2018-K86 Class B 4.30% 11/25/51	4,340,000	4,318,217
Series 2019-K103 Class B 3.46% 12/25/51	3,250,000	3,117,519
Series 2020-K737 Class C 3.33% 1/25/53	2,315,000	2,286,238
Total Agency Commercial Mortgage-Backed Securities (Cost $17,426,190)		17,510,405
AGENCY MORTGAGE-BACKED SECURITIES–13.11%
Federal Home Loan Mortgage Corp.
2.00% 8/1/32	3,320,696	3,219,459
3.00% 10/1/35	4,048,363	3,875,706
3.00% 5/1/36	10,083,187	9,629,553
5.00% 9/1/35	2,188,508	2,215,928
5.50% 9/1/41	1,019,617	1,067,281
6.00% 3/1/39	2,626,063	2,745,828
Federal National Mortgage Association
2.00% 7/1/32	3,445,539	3,326,834
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 2/1/32	1,795,620	$1,739,106
2.50% 2/1/35	4,043,871	3,932,125
2.50% 8/1/36	2,180,549	2,065,854
3.00% 10/1/35	14,313,290	13,698,285
3.00% 11/1/35	6,946,614	6,653,392
3.00% 5/1/36	16,361,926	15,637,880
3.50% 12/1/31	3,824,275	3,769,358
3.50% 5/1/32	1,249,343	1,230,117
4.00% 11/1/38	3,124,715	3,096,512
4.36% 5/1/30	4,000,000	4,035,191
4.50% 7/1/40	156,024	152,752
4.50% 8/1/41	355,751	358,025
4.50% 2/1/46	2,880,944	2,901,108
4.50% 5/1/46	280,782	282,862
4.50% 4/1/48	1,609,363	1,623,017
4.50% 1/1/50	737,533	741,899
4.62% 4/1/29	3,472,834	3,544,339
4.65% 7/1/30	2,500,000	2,546,123
4.83% 2/1/30	4,457,000	4,579,447
5.00% 6/1/39	3,218,189	3,263,061
5.00% 7/1/47	303,981	312,585
5.03% 1/1/30	3,607,000	3,728,625
5.05% 3/1/29	4,816,000	4,952,940
5.15% 3/1/30	3,400,000	3,534,094
5.29% 5/1/30	3,060,000	3,188,302
5.30% 3/1/29	2,313,366	2,403,112
5.50% 5/1/44	5,447,524	5,698,072
6.00% 3/1/39	4,363,405	4,531,722
6.00% 5/1/40	2,472,129	2,581,866
6.00% 1/1/42	598,562	632,728
6.00% 11/1/43	1,743,235	1,796,759
6.00% 8/1/54	9,513,937	9,769,505
Total Agency Mortgage-Backed Securities (Cost $144,039,617)		145,061,352
CORPORATE BONDS–20.27%
Aerospace & Defense–0.49%
RTX Corp. 5.75% 11/8/26	5,355,000	5,427,978
		5,427,978
Agriculture–0.31%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	3,451,959
		3,451,959
Auto Manufacturers–0.70%
Hyundai Capital America 4.90% 6/23/28	5,340,000	5,423,475
Volkswagen Group of America Finance LLC 4.45% 9/11/27	2,300,000	2,306,647
		7,730,122
Banks–10.71%
μAIB Group PLC 6.61% 9/13/29	4,000,000	4,247,860
LVIP JPMorgan Short Duration Bond Fund-2

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp.
4.95% 7/22/28	5,000,000	$5,070,796
5.82% 9/15/29	2,670,000	2,785,034
μBarclays PLC 4.48% 11/11/29	1,685,000	1,694,298
μBNP Paribas SA 4.79% 5/9/29	5,000,000	5,055,533
BPCE SA
3.50% 10/23/27	2,745,000	2,714,645
5.13% 1/18/28	1,065,000	1,085,389
μCaixaBank SA 4.63% 7/3/29	3,520,000	3,555,004
μCanadian Imperial Bank of Commerce 4.86% 3/30/29	5,000,000	5,082,657
Citibank NA 5.44% 4/30/26	1,315,000	1,320,011
μCitigroup, Inc.
4.64% 5/7/28	5,000,000	5,040,588
4.79% 3/4/29	5,000,000	5,071,640
μDanske Bank AS 5.71% 3/1/30	1,940,000	2,015,662
μDeutsche Bank AG
6.72% 1/18/29	708,000	741,233
6.82% 11/20/29	1,440,000	1,535,461
μFifth Third Bank NA 4.97% 1/28/28	2,810,000	2,836,448
μGoldman Sachs Group, Inc. 4.94% 4/23/28	5,000,000	5,057,109
μHSBC Holdings PLC
5.13% 11/19/28	5,000,000	5,092,579
5.55% 3/4/30	1,268,000	1,314,579
μLloyds Banking Group PLC 4.82% 6/13/29	2,000,000	2,032,575
μMorgan Stanley
4.13% 10/18/29	2,775,000	2,774,106
5.19% 4/17/31	1,715,000	1,768,288
6.30% 10/18/28	1,854,000	1,925,965
6.41% 11/1/29	694,000	735,577
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	2,024,603
NatWest Markets PLC 4.79% 3/21/28	5,000,000	5,080,714
μPNC Financial Services Group, Inc.
5.22% 1/29/31	2,670,000	2,762,588
5.30% 1/21/28	2,240,000	2,268,956
μRoyal Bank of Canada 4.50% 8/6/29	2,710,000	2,736,321
μSociete Generale SA 5.25% 5/22/29	2,940,000	2,999,179
State Street Corp. 4.99% 3/18/27	2,080,000	2,107,850
Swedbank AB 5.41% 3/14/29	2,055,000	2,126,567
Toronto-Dominion Bank 4.57% 6/2/28	2,655,000	2,688,666
μU.S. Bancorp
4.65% 2/1/29	223,000	225,787
5.05% 2/12/31	1,950,000	2,002,944
5.38% 1/23/30	650,000	673,196
6.79% 10/26/27	1,000,000	1,021,858
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μUBS Group AG
4.15% 12/23/29	2,575,000	$2,572,350
4.75% 5/12/28	5,000,000	5,040,438
μWells Fargo & Co.
4.81% 7/25/28	5,000,000	5,055,986
5.24% 1/24/31	1,490,000	1,542,925
5.71% 4/22/28	5,000,000	5,103,493
		118,587,458
Commercial Services–0.31%
Quanta Services, Inc. 4.30% 8/9/28	3,415,000	3,433,090
		3,433,090
Diversified Financial Services–1.73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,270,030
5.10% 1/19/29	5,820,000	5,949,746
Air Lease Corp. 2.88% 1/15/26	755,000	754,593
μAmerican Express Co. 4.35% 7/20/29	5,395,000	5,434,361
Aviation Capital Group LLC 3.50% 11/1/27	2,410,000	2,373,114
Avolon Holdings Funding Ltd.
4.70% 1/30/31	2,020,000	2,006,997
4.95% 1/15/28	1,390,000	1,406,298
		19,195,139
Electric–1.99%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,702,998
Enel Finance International NV 4.13% 9/30/28	1,442,000	1,439,436
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	3,027,965
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,537,609
National Rural Utilities Cooperative Finance Corp. 4.45% 3/13/26	2,045,000	2,045,531
Southern Co. 4.85% 6/15/28	4,825,000	4,912,234
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	5,290,764	5,325,978
		21,991,751
Insurance–1.54%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,584,251
CNO Global Funding 4.38% 9/8/28	2,745,000	2,748,384
F&G Global Funding 4.65% 9/8/28	2,750,000	2,767,463
LVIP JPMorgan Short Duration Bond Fund-3

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Jackson National Life Global Funding 4.70% 6/5/28	2,785,000	$2,812,913
Mutual of Omaha Cos Global Funding 4.51% 6/9/28	3,740,000	3,773,902
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,607,996
Northwestern Mutual Global Funding 4.96% 1/13/30	685,000	702,333
		16,997,242
Miscellaneous Manufacturing–0.40%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,481,465
		4,481,465
Pipelines–0.64%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,845,642
Kinder Morgan, Inc. 5.10% 8/1/29	2,140,000	2,200,547
		7,046,189
Real Estate Investment Trusts–0.42%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,661,611
		4,661,611
Savings & Loans–0.13%
μNationwide Building Society 4.65% 7/14/29	1,415,000	1,428,439
		1,428,439
Semiconductors–0.46%
Broadcom, Inc. 5.05% 7/12/29	4,460,000	4,591,915
Marvell Technology, Inc. 4.75% 7/15/30	515,000	521,729
		5,113,644
Telecommunications–0.44%
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,834,763
		4,834,763
Total Corporate Bonds (Cost $221,335,524)		224,380,850
NON-AGENCY ASSET-BACKED SECURITIES–21.21%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 4.82% (3 mo. USD Term SOFR + 0.95%) 1/21/35	2,150,000	2,145,896
Ally Bank Auto Credit-Linked Notes Series 2025-B Class C 4.70% 9/15/33	2,478,198	2,493,032
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust
Series 2025-1 Class C 5.09% 8/12/31	3,500,000	$3,530,223
Series 2025-2 Class C 5.11% 3/12/31	4,000,000	4,039,616
Series 2025-3 Class D 5.19% 7/12/32	3,000,000	3,016,060
Ansley Park Capital LLC Series 2025-A Class A2 4.43% 4/20/35	3,507,000	3,517,992
ARI Fleet Lease Trust
Series 2024-B Class A2 5.54% 4/15/33	2,915,610	2,936,591
Series 2025-A Class B 4.70% 1/17/34	2,500,000	2,522,425
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class B 1.63% 8/20/27	3,000,000	2,965,403
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 4.84% (3 mo. USD Term SOFR + 0.98%) 1/22/35	2,600,000	2,595,601
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.21% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,700,000	1,701,778
Bridge Trust Series 2025-SFR1 Class A 4.05% 9/17/42	3,898,010	3,768,169
Bridgecrest Lending Auto Securitization Trust
Series 2025-2 Class B 4.81% 8/15/29	2,000,000	2,017,233
Series 2025-2 Class C 5.17% 3/17/31	1,000,000	1,012,884
Series 2025-2 Class D 5.62% 3/17/31	2,250,000	2,285,371
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 4.91% (3 mo. USD Term SOFR + 1.01%) 10/15/34	1,100,000	1,097,575
•Canyon CLO Ltd. Series 2020-2A Class AR2 4.93% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,600,000	1,598,926
Carvana Auto Receivables Trust Series 2024-N3 Class B 4.67% 12/10/30	4,860,000	4,880,219
•CBAM Ltd. Series 2020-13A Class A 5.58% (3 mo. USD Term SOFR + 1.69%) 1/20/34	7,000,000	7,004,025
Credit Acceptance Auto Loan Trust Series 2025-2A Class A 4.50% 11/15/35	3,275,000	3,292,114
LVIP JPMorgan Short Duration Bond Fund-4

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust
Series 2024-2 Class C 4.67% 5/17/32	2,300,000	$2,314,613
Series 2025-1 Class B 4.79% 9/15/32	4,250,000	4,284,031
•Dryden 83 CLO Ltd. Series 2020-83A Class AR 5.41% (3 mo. USD Term SOFR + 1.53%) 4/18/37	4,750,000	4,761,200
Enterprise Fleet Financing LLC Series 2023-3 Class A2 6.40% 3/20/30	2,431,215	2,461,119
Exeter Automobile Receivables Trust
Series 2025-2A Class C 5.16% 7/15/31	4,435,000	4,487,587
Series 2025-3A Class B 4.86% 2/15/30	1,915,000	1,938,946
Series 2025-4A Class C 4.57% 6/16/31	1,930,000	1,935,131
FHF Issuer Trust Series 2025-1A Class A2 4.92% 2/15/31	1,583,366	1,579,106
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	9,000,000	9,159,198
Foundation Finance Trust Series 2025-3A Class A 4.56% 8/15/52	2,337,816	2,344,034
GLS Auto Receivables Issuer Trust Series 2025-2A Class C 5.11% 1/15/31	3,750,000	3,790,715
•HalseyPoint CLO 5 Ltd. Series 2021-5A Class A1A 5.31% (3 mo. USD Term SOFR + 1.47%) 1/30/35	4,000,000	4,002,628
Hertz Vehicle Financing III LLC Series 2025-3A Class A 5.06% 12/26/29	3,750,000	3,796,541
Hilton Grand Vacations Trust
Series 2025-1A Class A 4.88% 5/27/42	2,054,377	2,084,102
Series 2025-2A Class A 4.54% 5/25/44	912,953	916,738
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	8,672,833	8,757,472
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3 4.62% 4/17/28	5,500,000	5,534,425
•Jamestown CLO XVII Ltd. Series 2021-17A Class AR 5.06% (3 mo. USD Term SOFR + 1.20%) 1/25/35	3,000,000	2,998,416
Lendmark Funding Trust Series 2025-2A Class A 4.78% 10/20/34	3,885,000	3,916,647
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Magnetite XL Ltd. Series 2024-40A Class A1 5.35% (3 mo. USD Term SOFR + 1.45%) 7/15/37	5,000,000	$5,011,715
Mariner Finance Issuance Trust Series 2025-AA Class A 4.98% 5/20/38	3,500,000	3,544,456
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A Class AR 4.84% (3 mo. USD Term SOFR + 0.95%) 7/16/36	1,150,000	1,149,893
New Residential Mortgage Loan Trust Series 2022-SFR1 Class B 2.85% 2/17/39	2,000,000	1,962,756
•NextGear Floorplan Master Owner Trust Series 2024-1A Class A1 4.88% (30 day USD SOFR Average + 0.90%) 3/15/29	11,000,000	11,051,737
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.87% (3 mo. USD Term SOFR + 0.99%) 7/20/34	2,300,000	2,301,343
Octane Receivables Trust Series 2025-RVM1 Class B 4.83% 12/20/46	1,143,000	1,145,129
Oportun Issuance Trust Series 2025-B Class A 4.88% 5/9/33	4,000,000	4,014,824
PFS Financing Corp.
Series 2024-B Class A 4.95% 2/15/29	8,900,000	8,992,684
•Series 2025-A Class A 4.63% (30 day USD SOFR Average + 0.65%) 1/15/29	11,500,000	11,508,873
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	3,200,000	3,212,777
Progress Residential Trust
Series 2024-SFR4 Class A 3.10% 7/17/41	3,239,922	3,101,672
Series 2025-SFR6 Class A 4.00% 12/17/42	2,383,000	2,321,005
Republic Finance Issuance Trust Series 2025-A Class A 4.59% 11/20/34	1,411,000	1,415,549
Santander Drive Auto Receivables Trust
Series 2025-1 Class D 5.43% 3/17/31	6,550,000	6,652,134
Series 2025-2 Class D 5.47% 5/15/31	2,000,000	2,026,623
Sierra Timeshare Receivables Funding LLC
Series 2024-1A Class B 5.35% 1/20/43	1,123,099	1,135,141
LVIP JPMorgan Short Duration Bond Fund-5

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2024-2A Class B 5.29% 6/20/41	1,852,747	$1,869,700
Stream Innovations Issuer Trust Series 2025-1A Class A 5.05% 9/15/45	2,597,766	2,623,092
Toyota Auto Receivables Owner Trust Series 2024-A Class A3 4.83% 10/16/28	1,002,290	1,008,791
United Auto Credit Securitization Trust Series 2025-1 Class B 5.05% 2/10/28	1,222,000	1,224,068
Verdant Receivables LLC Series 2025-1A Class A3 4.96% 5/12/33	2,000,000	2,037,252
Verizon Master Trust
Series 2024-3 Class A1A 5.34% 4/22/30	5,500,000	5,607,232
Series 2025-1 Class B 4.94% 1/21/31	5,000,000	5,077,509
Veros Auto Receivables Trust Series 2025-1 Class A 5.31% 9/15/28	1,131,566	1,135,436
Westlake Automobile Receivables Trust
Series 2024-3A Class C 4.92% 11/15/29	3,500,000	3,525,035
Series 2025-1A Class D 5.54% 11/15/30	3,000,000	3,046,318
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	4,452,661	4,499,632
World Omni Auto Receivables Trust Series 2022-D Class A3 5.61% 2/15/28	12,954	13,006
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 5.01% (3 mo. USD Term SOFR + 1.13%) 10/20/34	3,100,000	3,095,567
Total Non-Agency Asset-Backed Securities (Cost $233,125,065)		234,794,731
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.58%
φOBX Trust Series 2023-NQM8 Class A1 7.05% 9/25/63	2,476,799	2,504,372
φVerus Securitization Trust Series 2023-6 Class A1 6.67% 9/25/68	3,897,322	3,931,896
Total Non-Agency Collateralized Mortgage Obligations (Cost $6,374,018)		6,436,268
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.85%
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	2,000,000	$1,858,683
CD Mortgage Trust Series 2019-CD8 Class A4 2.91% 8/15/57	5,000,000	4,669,825
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	2,750,000	2,819,411
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,279,188)		9,347,919
U.S. TREASURY OBLIGATIONS–26.73%
U.S. Treasury Notes
3.38% 9/15/28	18,105,000	18,030,741
3.50% 11/15/28	24,562,500	24,535,635
3.50% 12/15/28	21,890,000	21,864,347
3.63% 8/31/27	4,350,000	4,359,685
3.63% 8/15/28	1,442,100	1,445,762
3.63% 9/30/30	2,335,000	2,325,970
3.75% 4/30/27	6,860,000	6,881,437
3.75% 6/30/27	442,900	444,613
3.88% 7/31/27	815,000	819,744
3.88% 6/15/28	23,655,000	23,858,285
3.88% 7/15/28	30,340,000	30,595,994
3.88% 6/30/30	7,145,000	7,198,867
4.13% 2/28/27	73,682,300	74,177,353
4.25% 2/15/28	78,155,000	79,348,696
Total U.S. Treasury Obligations (Cost $293,743,279)		295,887,129

	Number of Shares
MONEY MARKET FUND–1.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	14,593,835	14,593,835
Total Money Market Fund (Cost $14,593,835)		14,593,835

	Principal Amount°
SHORT-TERM INVESTMENTS—1.02%
U.S. Treasury Obligations–1.02%
U.S. Treasury Bills
≠0.00% 5/14/26	9,235,000	9,116,645
∞≠0.01% 1/8/26	2,227,000	2,225,711
Total Short-Term Investments (Cost $11,323,846)		11,342,356

LVIP JPMorgan Short Duration Bond Fund-6

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.51% (Cost $1,092,931,380)	$1,101,496,721

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	5,394,670
NET ASSETS APPLICABLE TO 118,047,998 SHARES OUTSTANDING–100.00%	$1,106,891,391
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SHORT DURATION BOND FUND STANDARD CLASS ($211,596,952 / 22,454,971 Shares)	$9.423
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SHORT DURATION BOND FUND SERVICE CLASS ($895,294,439 / 95,593,027 Shares)	$9.366
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,181,564,376
Distributable earnings/(accumulated loss)	(74,672,985)
TOTAL NET ASSETS	$1,106,891,391

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

★Includes $25,765 expense reimbursement receivable from Lincoln Financial Investments Corporation, $61,522 variation margin due from broker on futures contracts, $21,913,350 payable for securities purchased, $3,640,554 payable for fund shares redeemed, $21,091 other accrued expenses payable, $657,893 due to manager and affiliates, $33,402 payable for audit fee and $31,264 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(221)	CBOT 10 Year U.S. Treasury Notes Futures	$(24,848,688)	$(24,996,002)	3/20/26	$147,314	$—
1,302	CBOT 2 Year U.S. Treasury Notes Futures	271,843,359	271,956,672	3/31/26	—	(113,313)
(957)	CBOT 5 Year U.S. Treasury Notes Futures	(104,604,586)	(104,910,611)	3/31/26	306,025	—
(1)	CBOT U.S. Long Bond Futures	(115,594)	(116,522)	3/20/26	928	—
(24)	Ultra 10 Year U.S. Treasury Notes Futures	(2,760,375)	(2,759,211)	3/20/26	—	(1,164)
Total Futures Contracts					$454,267	$(114,477)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP JPMorgan Short Duration Bond Fund-7

LVIP JPMorgan Short Duration Bond Fund
Statement of Net Assets (continued)

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
HSBC–Hong Kong and Shanghai Banking Corporation
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-8

LVIP JPMorgan Short Duration Bond Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$48,004,323
Dividends	1,704,351
49,708,674
EXPENSES:
Management fees	5,319,967
Distribution fees-Service Class	2,703,088
Shareholder servicing fees	318,676
Accounting and administration expenses	199,712
Professional fees	91,274
Reports and statements to shareholders	82,341
Trustees’ fees and expenses	31,735
Pricing fees	21,903
Custodian fees	11,804
Consulting fees	9,549
Other	24,854
8,814,903
Less:
Management fees waived	(440,571)
Expenses reimbursed	(287,743)
Total operating expenses	8,086,589
NET INVESTMENT INCOME	41,622,085
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,156,714
Futures contracts	(2,155,840)
Swap contracts	(150,528)
Net realized loss	(1,149,654)
Net change in unrealized appreciation (depreciation) of:
Investments	12,031,855
Futures contracts	357,564
Net change in unrealized appreciation (depreciation)	12,389,419
NET REALIZED AND UNREALIZED GAIN	11,239,765
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,861,850
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Short Duration Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$41,622,085	$40,814,924
Net realized gain (loss)	(1,149,654)	5,591,184
Net change in unrealized appreciation (depreciation)	12,389,419	(1,285,267)
Net increase in net assets resulting from operations	52,861,850	45,120,841
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(8,246,204)	(7,259,540)
Service Class	(31,274,578)	(34,820,121)
	(39,520,782)	(42,079,661)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67,798,169	41,447,582
Service Class	96,926,169	94,324,045
Reinvestment of dividends and distributions:
Standard Class	8,246,204	7,259,540
Service Class	31,274,578	34,820,121
	204,245,120	177,851,288
Cost of shares redeemed:
Standard Class	(50,854,914)	(40,407,806)
Service Class	(182,033,273)	(145,671,937)
	(232,888,187)	(186,079,743)
Decrease in net assets derived from capital share transactions	(28,643,067)	(8,228,455)
NET DECREASE IN NET ASSETS	(15,301,999)	(5,187,275)
NET ASSETS:
Beginning of year	1,122,193,390	1,127,380,665
End of year	$1,106,891,391	$1,122,193,390
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-9

LVIP JPMorgan Short Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Short Duration Bond Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$9.308	$9.294	$9.173	$9.818	$10.060
Income (loss) from investment operations:
Net investment income[3]	0.385	0.364	0.294	0.170	0.109
Net realized and unrealized gain (loss)	0.098	0.034	0.165	(0.574)	(0.176)
Total from investment operations	0.483	0.398	0.459	(0.404)	(0.067)
Less dividends and distributions from:
Net investment income	(0.368)	(0.384)	(0.338)	(0.241)	(0.174)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.368)	(0.384)	(0.338)	(0.241)	(0.175)
Net asset value, end of period	$9.423	$9.308	$9.294	$9.173	$9.818
Total return[4]	5.19%	4.30%	5.00%	(4.12% )	(0.67% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$211,597	$184,638	$175,888	$160,489	$180,707
Ratio of expenses to average net assets	0.49%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.56%	0.55%	0.55%	0.54%	0.53%
Ratio of net investment income to average net assets	4.03%	3.84%	3.15%	1.79%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.96%	3.82%	3.13%	1.78%	1.09%
Portfolio turnover	159%	141%	123%	122%	274%

[1]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-10

LVIP JPMorgan Short Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Short Duration Bond Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$9.254	$9.241	$9.122	$9.762	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.354	0.333	0.265	0.141	0.079
Net realized and unrealized gain (loss)	0.096	0.035	0.162	(0.571)	(0.183)
Total from investment operations	0.450	0.368	0.427	(0.430)	(0.104)
Less dividends and distributions from:
Net investment income	(0.338)	(0.355)	(0.308)	(0.210)	(0.133)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.338)	(0.355)	(0.308)	(0.210)	(0.134)
Net asset value, end of period	$9.366	$9.254	$9.241	$9.122	$9.762
Total return[4]	4.87%	3.99%	4.68%	(4.40% )	(1.04% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$895,294	$937,555	$951,493	$990,680	$1,221,710
Ratio of expenses to average net assets	0.79%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.85%	0.85%	0.84%	0.83%
Ratio of net investment income to average net assets	3.73%	3.54%	2.85%	1.49%	0.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.66%	3.52%	2.83%	1.48%	0.79%
Portfolio turnover	159%	141%	123%	122%	274%

[1]	Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Short Duration Bond Fund-11

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Short Duration Bond Fund (formerly, LVIP Macquarie Limited-Term Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP JPMorgan Short Duration Bond Fund-12

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.500% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.450% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.   Effective May 1, 2025, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.06% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective May 1, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.47% of the Fund’s average daily net assets for the Standard Class and 0.77% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI. Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.53% the Fund’s average daily net assets for the Standard Class and 0.83% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP JPMorgan Short Duration Bond Fund-13

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$196,789	$227,236	$287,743	$711,768
Effective May 1, 2025, J.P. Morgan Investment Management Inc. ("JPMIM") (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to May 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$90,960
Legal	15,092
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $62,083 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$25,765
Management fees payable to LFI	401,411
Distribution fees payable to LFD	228,652
Printing and mailing fees payable to Lincoln Life	350
Shareholder servicing fees payable to Lincoln Life	27,480
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$356,383,845
Purchases of U.S. government securities	1,310,641,290
Sales other than U.S. government securities	438,299,390
Sales of U.S. government securities	1,278,553,571
LVIP JPMorgan Short Duration Bond Fund-14

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,093,759,473
Aggregate unrealized appreciation of investments and derivatives	$9,459,304
Aggregate unrealized depreciation of investments and derivatives	(1,722,056)
Net unrealized appreciation of investments and derivatives	$7,737,248
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$142,141,876	$—	$142,141,876
Agency Commercial Mortgage-Backed Securities	—	17,510,405	—	17,510,405
Agency Mortgage-Backed Securities	—	145,061,352	—	145,061,352
Corporate Bonds	—	224,380,850	—	224,380,850
Non-Agency Asset-Backed Securities	—	234,794,731	—	234,794,731
Non-Agency Collateralized Mortgage Obligations	—	6,436,268	—	6,436,268
Non-Agency Commercial Mortgage-Backed Securities	—	9,347,919	—	9,347,919
U.S. Treasury Obligations	—	295,887,129	—	295,887,129
Money Market Fund	14,593,835	—	—	14,593,835
Short-Term Investments	—	11,342,356	—	11,342,356
Total Investments	$14,593,835	$1,086,902,886	$—	$1,101,496,721
Derivatives:

Assets:
Futures Contracts	$454,267	$—	$—	$454,267
Liabilities:
Futures Contracts	$(114,477)	$—	$—	$(114,477)
There were no Level 3 investments at the beginning or end of the year.
LVIP JPMorgan Short Duration Bond Fund-15

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$39,520,782	$42,079,661
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$4,294,777
Capital loss carryforward	(84,661,436)
Other temporary differences	(2,043,574)
Net unrealized appreciation	7,737,248
Distributable earnings/(accumulated loss)	$(74,672,985)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$13,318,630	$71,342,806	$84,661,436
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	7,093,324	4,392,515
Service Class	10,185,777	10,074,331
Shares reinvested:
Standard Class	876,033	781,677
Service Class	3,342,535	3,771,212
	21,497,669	19,019,735
Shares redeemed:
Standard Class	(5,350,259)	(4,262,926)
Service Class	(19,253,127)	(15,489,437)
	(24,603,386)	(19,752,363)
Net decrease	(3,105,717)	(732,628)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP JPMorgan Short Duration Bond Fund-16

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$454,267	Receivables and other assets net of liabilities	$(114,477)
LVIP JPMorgan Short Duration Bond Fund-17

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,155,840)	$357,564
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(150,528)	—
Total		$(2,306,368)	$357,564
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$199,292,684	$97,701,395
CDS contracts (average notional value)	—	646,154
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP JPMorgan Short Duration Bond Fund-18

LVIP JPMorgan Short Duration Bond Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Short Duration Bond Fund-19

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Short Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Short Duration Bond Fund (formerly, LVIP Macquarie Limited-Term Diversified Income Fund ) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the year ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan Short Duration Bond Fund–20

LVIP JPMorgan Small Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.06%
Aerospace & Defense–1.17%
†AeroVironment, Inc.	2,273	$549,816
†Archer Aviation, Inc. Class A	12,878	96,843
†Beta Technologies, Inc. Class A	9,684	273,186
†Firefly Aerospace, Inc.	12,974	290,228
†Kratos Defense & Security Solutions, Inc.	6,112	463,962
Moog, Inc. Class A	2,035	495,624
Park Aerospace Corp.	3,571	76,205
†StandardAero, Inc.	6,219	178,361
		2,424,225
Air Freight & Logistics–0.05%
†Radiant Logistics, Inc.	16,467	104,236
		104,236
Automobile Components–1.15%
†Adient PLC	22,491	431,153
Dana, Inc.	12,508	297,190
Garrett Motion, Inc.	45,054	785,291
LCI Industries	716	86,879
†Motorcar Parts of America, Inc.	15,455	190,715
Patrick Industries, Inc.	2,103	228,028
Phinia, Inc.	5,790	362,975
		2,382,231
Banks–10.18%
Amerant Bancorp, Inc.	2,773	54,101
Ameris Bancorp	10,372	770,328
Associated Banc-Corp.	3,164	81,505
Atlantic Union Bankshares Corp.	2,004	70,741
†Axos Financial, Inc.	5,516	475,259
Banc of California, Inc.	37,151	716,643
Bank of NT Butterfield & Son Ltd.	24,196	1,205,445
BankUnited, Inc.	4,030	179,617
BayCom Corp.	639	18,787
Beacon Financial Corp.	5,694	150,151
†Bridgewater Bancshares, Inc.	6,807	119,327
Burke & Herbert Financial Services Corp.	788	49,100
Business First Bancshares, Inc.	7,799	203,866
Byline Bancorp, Inc.	17,984	524,234
Capital City Bank Group, Inc.	946	40,271
Capitol Federal Financial, Inc.	5,790	39,430
Central Pacific Financial Corp.	2,501	77,931
ChoiceOne Financial Services, Inc.	1,656	48,885
CNB Financial Corp.	9,627	251,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Community Trust Bancorp, Inc.	3,019	$170,574
ConnectOne Bancorp, Inc.	16,694	437,717
†Customers Bancorp, Inc.	14,047	1,027,117
Dime Community Bancshares, Inc.	2,059	61,955
Eastern Bankshares, Inc.	46,660	859,944
Enterprise Financial Services Corp.	9,804	529,416
Equity Bancshares, Inc. Class A	10,670	476,415
FB Financial Corp.	1,240	69,192
Financial Institutions, Inc.	11,060	344,740
First BanCorp	25,675	532,243
First Financial Bancorp	2,780	69,556
First Financial Corp.	7,320	442,274
First Interstate BancSystem, Inc. Class A	1,537	53,180
First Merchants Corp.	9,241	346,353
First Mid Bancshares, Inc.	5,934	231,426
Five Star Bancorp	2,193	78,466
Fulton Financial Corp.	7,575	146,425
Hancock Whitney Corp.	4,711	299,996
Hanmi Financial Corp.	12,216	330,198
HBT Financial, Inc.	719	18,586
Heritage Commerce Corp.	33,880	406,899
Hilltop Holdings, Inc.	12,279	416,749
HomeTrust Bancshares, Inc.	997	42,811
Horizon Bancorp, Inc.	27,571	467,604
Independent Bank Corp.	712	52,033
Mercantile Bank Corp.	6,986	336,027
Metropolitan Bank Holding Corp.	5,024	383,633
Mid Penn Bancorp, Inc.	1,305	40,481
MidWestOne Financial Group, Inc.	3,796	146,146
National Bank Holdings Corp. Class A	2,577	97,952
Nicolet Bankshares, Inc.	1,639	198,811
Northrim BanCorp, Inc.	4,941	131,480
OceanFirst Financial Corp.	24,096	432,523
OFG Bancorp	8,554	350,543
Old National Bancorp	31,446	701,560
Old Second Bancorp, Inc.	18,793	366,463
Origin Bancorp, Inc.	2,109	79,319
Pathward Financial, Inc.	10,651	756,221
Pinnacle Financial Partners, Inc.	568	54,193
Provident Financial Services, Inc.	3,723	73,529
QCR Holdings, Inc.	6,477	539,534
Simmons First National Corp. Class A	20,826	392,570
SmartFinancial, Inc.	1,071	39,616
South Plains Financial, Inc.	17,728	687,846
LVIP JPMorgan Small Cap Core Fund-1

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Southern Missouri Bancorp, Inc.	1,298	$76,738
Southside Bancshares, Inc.	3,532	107,337
Southstate Bank Corp.	1,239	116,602
†Texas Capital Bancshares, Inc.	934	84,564
Towne Bank	8,315	277,472
TriCo Bancshares	3,488	165,227
UMB Financial Corp.	3,457	397,693
United Bankshares, Inc.	2,757	105,869
United Community Banks, Inc.	2,272	70,932
Unity Bancorp, Inc.	2,243	116,008
Univest Financial Corp.	4,479	146,642
WesBanco, Inc.	4,408	146,522
Wintrust Financial Corp.	2,536	354,584
WSFS Financial Corp.	1,642	90,704
		21,054,770
Beverages–0.12%
†Vita Coco Co., Inc.	4,621	244,959
		244,959
Biotechnology–8.69%
†ACADIA Pharmaceuticals, Inc.	14,492	387,081
†Alkermes PLC	11,156	312,145
†Amicus Therapeutics, Inc.	44,415	632,470
†Apogee Therapeutics, Inc.	2,570	193,984
†ArriVent Biopharma, Inc.	4,604	92,632
†Arrowhead Pharmaceuticals, Inc.	10,760	714,356
†ARS Pharmaceuticals, Inc.	33,179	386,535
†Beam Therapeutics, Inc.	7,493	207,706
†BioCryst Pharmaceuticals, Inc.	32,813	255,941
†Biohaven Ltd.	37,346	421,636
†Bridgebio Pharma, Inc.	14,690	1,123,638
†Capricor Therapeutics, Inc.	14,340	413,852
†Catalyst Pharmaceuticals, Inc.	17,352	404,996
†Celcuity, Inc.	2,581	257,429
†Celldex Therapeutics, Inc.	4,178	113,475
†CG oncology, Inc.	6,244	259,251
†Cogent Biosciences, Inc.	12,196	433,202
†CRISPR Therapeutics AG	7,070	370,751
†Cullinan Therapeutics, Inc.	10,186	105,425
†Cytokinetics, Inc.	8,559	543,839
†Dynavax Technologies Corp.	43,723	672,460
†Gossamer Bio, Inc.	28,684	88,920
†GRAIL, Inc.	2,502	214,146
†Halozyme Therapeutics, Inc.	5,089	342,490
†Ideaya Biosciences, Inc.	6,072	209,909
†Intellia Therapeutics, Inc.	7,441	66,895
†Iovance Biotherapeutics, Inc.	46,065	125,757
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Janux Therapeutics, Inc.	11,187	$154,381
†Krystal Biotech, Inc.	2,217	546,579
†Kymera Therapeutics, Inc.	7,024	546,537
†Madrigal Pharmaceuticals, Inc.	1,837	1,069,759
†Mirum Pharmaceuticals, Inc.	5,428	428,758
†Nuvalent, Inc. Class A	4,137	416,141
†ORIC Pharmaceuticals, Inc.	10,132	82,880
†Prothena Corp. PLC	12,256	117,045
†PTC Therapeutics, Inc.	4,546	345,314
†Recursion Pharmaceuticals, Inc. Class A	74,033	302,795
†REGENXBIO, Inc.	7,775	111,960
†Replimune Group, Inc.	43,425	422,091
†Rhythm Pharmaceuticals, Inc.	3,792	405,896
†Scholar Rock Holding Corp.	5,636	248,266
†Soleno Therapeutics, Inc.	6,282	290,857
†Stoke Therapeutics, Inc.	7,666	243,319
†Syndax Pharmaceuticals, Inc.	6,637	139,443
†Travere Therapeutics, Inc.	14,587	557,369
†Twist Bioscience Corp.	1,288	40,855
†Tyra Biosciences, Inc.	4,880	128,295
†Vaxcyte, Inc.	10,169	469,198
†Veracyte, Inc.	19,713	829,917
†Vericel Corp.	5,839	210,262
†Viridian Therapeutics, Inc.	9,323	290,132
†Xencor, Inc.	14,041	214,968
		17,963,938
Broadline Retail–0.10%
Kohl's Corp.	10,462	213,529
		213,529
Building Products–1.75%
Apogee Enterprises, Inc.	2,208	80,393
Griffon Corp.	12,113	892,123
†Masterbrand, Inc.	15,302	168,934
†Modine Manufacturing Co.	9,945	1,327,757
†Resideo Technologies, Inc.	16,819	590,683
Simpson Manufacturing Co., Inc.	430	69,432
UFP Industries, Inc.	5,266	479,469
		3,608,791
Capital Markets–1.94%
Acadian Asset Management, Inc.	2,005	94,235
BGC Group, Inc. Class A	56,671	506,072
†Bullish	6,729	254,827
DigitalBridge Group, Inc.	11,356	174,201
†Donnelley Financial Solutions, Inc.	6,744	314,878
Marex Group PLC	9,359	359,011
LVIP JPMorgan Small Cap Core Fund-2

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Moelis & Co. Class A	2,615	$179,755
Piper Sandler Cos.	2,176	739,209
StepStone Group, Inc. Class A	1,149	73,731
†StoneX Group, Inc.	8,262	785,964
Victory Capital Holdings, Inc. Class A	3,109	196,147
Virtus Investment Partners, Inc.	1,403	228,900
WisdomTree, Inc.	8,727	106,382
		4,013,312
Chemicals–1.96%
Avient Corp.	7,127	222,647
Balchem Corp.	4,587	703,462
Chemours Co.	10,048	118,466
†Ecovyst, Inc.	3,087	30,037
Hawkins, Inc.	653	92,765
HB Fuller Co.	10,997	653,882
Innospec, Inc.	3,820	292,383
Mativ Holdings, Inc.	16,996	206,501
Orion SA	16,463	86,925
†Perimeter Solutions, Inc.	33,865	932,303
Quaker Chemical Corp.	2,360	324,052
Sensient Technologies Corp.	4,181	392,805
		4,056,228
Commercial Services & Supplies–1.26%
ABM Industries, Inc.	19,829	838,767
†ACV Auctions, Inc. Class A	62,481	501,098
Brink's Co.	3,548	414,158
†Cimpress PLC	1,445	96,222
MillerKnoll, Inc.	14,518	265,389
Tetra Tech, Inc.	14,663	491,797
		2,607,431
Communications Equipment–0.81%
†ADTRAN Holdings, Inc.	24,399	212,027
†Clearfield, Inc.	14,414	420,168
†CommScope Holding Co., Inc.	23,801	431,512
†Extreme Networks, Inc.	9,629	160,323
†NETGEAR, Inc.	7,767	190,525
†Viasat, Inc.	7,801	268,822
		1,683,377
Construction & Engineering–4.58%
†API Group Corp.	33,748	1,291,198
Arcosa, Inc.	6,802	723,189
†Dycom Industries, Inc.	4,821	1,629,016
†Fluor Corp.	15,223	603,288
Granite Construction, Inc.	2,280	262,998
†IES Holdings, Inc.	1,056	410,805
†Matrix Service Co.	12,267	143,524
†MYR Group, Inc.	6,038	1,319,303
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†NWPX Infrastructure, Inc.	1,582	$98,859
†Orion Group Holdings, Inc.	15,159	150,680
Primoris Services Corp.	10,716	1,330,284
†Sterling Infrastructure, Inc.	3,416	1,046,082
Tutor Perini Corp.	6,759	452,988
		9,462,214
Consumer Finance–1.33%
†Enova International, Inc.	8,209	1,290,455
FirstCash Holdings, Inc.	4,140	659,833
†LendingClub Corp.	7,645	144,796
†LendingTree, Inc.	782	41,516
Nelnet, Inc. Class A	797	105,969
†NerdWallet, Inc. Class A	3,476	47,100
PROG Holdings, Inc.	5,509	162,461
†Upstart Holdings, Inc.	6,875	300,644
		2,752,774
Consumer Staples Distribution & Retail–0.65%
Andersons, Inc.	9,996	531,487
†Chefs' Warehouse, Inc.	8,326	518,960
†United Natural Foods, Inc.	8,554	288,013
		1,338,460
Containers & Packaging–0.18%
Greif, Inc. Class A	3,436	232,617
†O-I Glass, Inc.	9,969	147,143
		379,760
Distributors–0.17%
†GigaCloud Technology, Inc. Class A	9,040	355,091
		355,091
Diversified Consumer Services–1.20%
†Adtalem Global Education, Inc.	5,645	584,088
†American Public Education, Inc.	5,352	202,306
†Laureate Education, Inc.	12,290	413,804
†McGraw Hill, Inc.	53,436	881,694
OneSpaWorld Holdings Ltd.	19,017	394,413
		2,476,305
Diversified REITs–1.15%
Alexander & Baldwin, Inc.	38,620	797,117
American Assets Trust, Inc.	3,505	66,349
Broadstone Net Lease, Inc.	48,291	838,815
Essential Properties Realty Trust, Inc.	22,996	682,061
		2,384,342
Diversified Telecommunication Services–0.36%
†Globalstar, Inc.	2,830	172,743
LVIP JPMorgan Small Cap Core Fund-3

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	2,255	$39,192
†Lumen Technologies, Inc.	69,308	538,523
		750,458
Electric Utilities–0.99%
Genie Energy Ltd. Class B	4,115	56,705
IDACORP, Inc.	5,058	640,141
†Oklo, Inc.	3,132	224,752
Otter Tail Corp.	7,189	580,943
Portland General Electric Co.	11,177	536,384
		2,038,925
Electrical Equipment–1.92%
Atkore, Inc.	5,933	375,262
†Bloom Energy Corp. Class A	11,808	1,025,997
EnerSys	8,910	1,307,543
†Fluence Energy, Inc.	7,985	157,943
†Nextpower, Inc. Class A	5,392	469,697
†NuScale Power Corp.	4,009	56,808
†Sunrun, Inc.	12,258	225,547
†Thermon Group Holdings, Inc.	9,508	353,317
		3,972,114
Electronic Equipment, Instruments & Components–2.84%
†Arlo Technologies, Inc.	32,417	453,514
†Fabrinet	3,023	1,376,311
†Insight Enterprises, Inc.	769	62,650
†Knowles Corp.	20,011	428,836
†Mirion Technologies, Inc.	16,319	382,191
†nLight, Inc.	10,976	411,710
†Plexus Corp.	4,860	714,420
†Red Cat Holdings, Inc.	7,050	55,907
†Sanmina Corp.	6,057	908,974
†ScanSource, Inc.	5,402	211,002
†TTM Technologies, Inc.	7,331	505,839
Vishay Intertechnology, Inc.	25,575	370,582
		5,881,936
Energy Equipment & Services–1.75%
†Bristow Group, Inc.	2,616	95,798
Cactus, Inc. Class A	1,220	55,730
†Forum Energy Technologies, Inc.	10,062	371,791
Liberty Energy, Inc.	22,976	424,137
†National Energy Services Reunited Corp.	16,924	265,030
Noble Corp. PLC	6,230	175,935
†Oceaneering International, Inc.	13,486	324,068
†Oil States International, Inc.	43,386	293,723
Patterson-UTI Energy, Inc.	25,778	157,504
†ProPetro Holding Corp.	13,547	128,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Ranger Energy Services, Inc. Class A	15,091	$210,972
†Tidewater, Inc.	3,378	170,623
†Transocean Ltd.	144,009	594,757
†Valaris Ltd.	2,286	115,214
Weatherford International PLC	2,896	226,641
		3,610,755
Entertainment–0.13%
†AMC Entertainment Holdings, Inc. Class A	47,015	73,344
†IMAX Corp.	2,774	102,527
Playtika Holding Corp.	24,214	95,645
		271,516
Financial Services–2.46%
Banco Latinoamericano de Comercio Exterior SA	4,370	194,902
Burford Capital Ltd.	28,090	250,563
Enact Holdings, Inc.	6,971	276,330
Essent Group Ltd.	7,732	502,657
EVERTEC, Inc.	12,431	361,618
HA Sustainable Infrastructure Capital, Inc.	11,168	351,010
Jackson Financial, Inc. Class A	7,683	819,392
†Marqeta, Inc. Class A	82,058	389,776
†NMI Holdings, Inc. Class A	10,457	426,541
PennyMac Financial Services, Inc.	4,551	600,004
Radian Group, Inc.	12,724	457,937
†Sezzle, Inc.	2,774	176,080
Walker & Dunlop, Inc.	4,642	279,216
		5,086,026
Food Products–0.61%
Cal-Maine Foods, Inc.	3,516	279,768
Dole PLC	18,059	270,705
Fresh Del Monte Produce, Inc.	1,928	68,695
†Mama's Creations, Inc.	18,312	247,029
†SunOpta, Inc.	51,248	194,742
†Vital Farms, Inc.	6,060	193,556
		1,254,495
Gas Utilities–1.15%
Chesapeake Utilities Corp.	3,385	422,312
New Jersey Resources Corp.	12,867	593,426
ONE Gas, Inc.	8,360	645,810
Southwest Gas Holdings, Inc.	9,039	723,301
		2,384,849
Health Care Equipment & Supplies–2.72%
†AtriCure, Inc.	11,911	471,199
LVIP JPMorgan Small Cap Core Fund-4

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Avanos Medical, Inc.	5,541	$62,226
†Axogen, Inc.	15,154	495,990
†Beta Bionics, Inc.	7,139	217,525
†Butterfly Network, Inc.	58,655	222,889
†Ceribell, Inc.	23,033	505,114
Embecta Corp.	7,557	89,777
†Glaukos Corp.	5,488	619,650
†Haemonetics Corp.	6,612	529,952
†Inogen, Inc.	24,828	166,844
†Integra LifeSciences Holdings Corp.	14,349	178,215
†iRhythm Technologies, Inc.	3,327	590,343
†Lantheus Holdings, Inc.	4,537	301,937
†Novocure Ltd.	15,018	194,183
†Outset Medical, Inc.	8,928	33,123
†Pulmonx Corp.	35,602	78,680
†SI-BONE, Inc.	7,708	152,002
†Sight Sciences, Inc.	2,999	23,782
†Tandem Diabetes Care, Inc.	11,354	249,561
†TransMedics Group, Inc.	3,540	430,641
		5,613,633
Health Care Providers & Services–2.88%
†Addus HomeCare Corp.	846	90,852
†Billiontoone, Inc. Class A	7,089	580,164
†BrightSpring Health Services, Inc.	7,282	272,711
†Castle Biosciences, Inc.	5,294	205,937
Concentra Group Holdings Parent, Inc.	13,206	259,894
Ensign Group, Inc.	4,670	813,514
†GeneDx Holdings Corp.	986	128,239
†Guardant Health, Inc.	9,799	1,000,870
†Hinge Health, Inc. Class A	12,623	586,338
National HealthCare Corp.	1,357	186,031
†NeoGenomics, Inc.	7,500	88,200
†Oncology Institute, Inc.	31,200	111,072
†Option Care Health, Inc.	15,231	485,260
†Pediatrix Medical Group, Inc.	7,453	159,420
†Progyny, Inc.	22,099	567,502
†Surgery Partners, Inc.	2,895	44,728
U.S. Physical Therapy, Inc.	4,815	376,003
		5,956,735
Health Care REITs–0.63%
American Healthcare REIT, Inc.	1,570	73,884
CareTrust REIT, Inc.	17,050	616,528
Community Healthcare Trust, Inc.	2,627	43,135
LTC Properties, Inc.	3,420	117,580
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
National Health Investors, Inc.	751	$57,354
Sabra Health Care REIT, Inc.	21,276	402,967
		1,311,448
Health Care Technology–0.26%
†Health Catalyst, Inc.	43,969	105,086
HealthStream, Inc.	15,255	351,933
†HeartFlow, Inc.	2,627	76,577
		533,596
Hotel & Resort REITs–0.85%
Chatham Lodging Trust	31,445	214,141
DiamondRock Hospitality Co.	30,827	276,210
Ryman Hospitality Properties, Inc.	8,412	795,943
Xenia Hotels & Resorts, Inc.	32,651	461,685
		1,747,979
Hotels, Restaurants & Leisure–1.75%
†Biglari Holdings, Inc. Class B	689	229,044
†Black Rock Coffee Bar, Inc. Class A	3,918	87,176
†Brinker International, Inc.	2,009	288,332
†Hilton Grand Vacations, Inc.	7,465	334,059
Jack in the Box, Inc.	20,552	389,460
†Kura Sushi USA, Inc. Class A	6,859	358,932
Marriott Vacations Worldwide Corp.	2,651	152,936
Monarch Casino & Resort, Inc.	3,484	333,419
†Shake Shack, Inc. Class A	8,190	664,782
Super Group SGHC Ltd.	37,552	448,746
†United Parks & Resorts, Inc.	9,101	330,366
		3,617,252
Household Durables–2.13%
†Beazer Homes USA, Inc.	3,679	74,573
†Cavco Industries, Inc.	708	418,244
Century Communities, Inc.	2,249	133,478
†Champion Homes, Inc.	6,479	547,476
†Green Brick Partners, Inc.	5,720	358,415
Installed Building Products, Inc.	2,220	575,846
KB Home	5,690	320,973
†M/I Homes, Inc.	3,844	491,840
Meritage Homes Corp.	3,549	233,524
†Taylor Morrison Home Corp.	11,404	671,353
†Tri Pointe Homes, Inc.	18,589	584,996
		4,410,718
Household Products–0.05%
†Central Garden & Pet Co. Class A	3,788	110,572
		110,572
LVIP JPMorgan Small Cap Core Fund-5

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.16%
Clearway Energy, Inc. Class A	10,211	$334,398
		334,398
Industrial REITs–0.28%
LXP Industrial Trust	6,967	345,424
Terreno Realty Corp.	3,955	232,198
		577,622
Insurance–1.53%
†Accelerant Holdings Class A	14,332	234,328
CNO Financial Group, Inc.	11,733	498,301
Fidelis Insurance Holdings Ltd.	16,162	316,290
†Hamilton Insurance Group Ltd. Class B	4,351	121,393
†Heritage Insurance Holdings, Inc.	1,825	53,400
Horace Mann Educators Corp.	2,904	134,107
Mercury General Corp.	1,704	160,278
†Oscar Health, Inc. Class A	20,178	289,958
†Palomar Holdings, Inc.	1,912	257,661
RLI Corp.	2,686	171,850
Safety Insurance Group, Inc.	2,805	218,538
Selective Insurance Group, Inc.	2,266	189,596
†SiriusPoint Ltd.	12,065	264,103
†Skyward Specialty Insurance Group, Inc.	1,256	64,194
Stewart Information Services Corp.	1,967	138,201
Universal Insurance Holdings, Inc.	1,549	52,356
		3,164,554
Interactive Media & Services–0.62%
†Cargurus, Inc.	15,822	606,774
†Cars.com, Inc.	4,195	51,179
†Nextdoor Holdings, Inc.	17,584	36,926
†QuinStreet, Inc.	6,242	89,697
†Yelp, Inc.	16,225	493,078
		1,277,654
IT Services–0.71%
†Applied Digital Corp.	25,253	619,204
†BigBear.ai Holdings, Inc.	27,997	151,184
†DigitalOcean Holdings, Inc.	8,020	385,922
†Unisys Corp.	65,346	180,355
†Whitefiber, Inc.	8,324	131,519
		1,468,184
Leisure Products–0.56%
†Peloton Interactive, Inc. Class A	48,715	300,084
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Polaris, Inc.	7,732	$489,049
†Topgolf Callaway Brands Corp.	31,886	372,110
		1,161,243
Life Sciences Tools & Services–0.42%
†10X Genomics, Inc. Class A	29,130	475,110
†Adaptive Biotechnologies Corp.	13,942	226,418
†CryoPort, Inc.	15,775	151,440
†OmniAb, Inc.	9,767	18,069
		871,037
Machinery–1.72%
Atmus Filtration Technologies, Inc.	8,220	426,700
†Blue Bird Corp.	5,266	247,502
Greenbrier Cos., Inc.	476	22,248
Kennametal, Inc.	8,784	249,554
Mueller Industries, Inc.	6,808	781,558
Terex Corp.	9,589	511,861
†Titan International, Inc.	19,494	152,638
Watts Water Technologies, Inc. Class A	3,868	1,067,645
Worthington Enterprises, Inc.	1,989	102,573
		3,562,279
Marine Transportation–0.24%
Costamare, Inc.	27,339	431,683
Safe Bulkers, Inc.	13,991	67,436
		499,119
Media–1.07%
†AMC Networks, Inc. Class A	2,113	20,116
†EchoStar Corp. Class A	9,202	1,000,257
Gray Media, Inc.	7,608	36,823
John Wiley & Sons, Inc. Class A	6,617	202,679
†Magnite, Inc.	23,425	380,188
†PubMatic, Inc. Class A	5,916	52,475
Scholastic Corp.	6,678	197,869
†Stagwell, Inc.	37,010	180,979
†TechTarget, Inc.	12,299	66,414
†Thryv Holdings, Inc.	10,889	65,878
		2,203,678
Metals & Mining–2.90%
†Alpha Metallurgical Resources, Inc.	1,171	234,060
†Century Aluminum Co.	3,721	145,789
†Coeur Mining, Inc.	72,963	1,300,930
Commercial Metals Co.	13,788	954,405
†Constellium SE	51,687	974,300
Hecla Mining Co.	38,117	731,465
LVIP JPMorgan Small Cap Core Fund-6

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Ivanhoe Electric, Inc.	6,637	$106,059
Materion Corp.	4,108	510,707
Olympic Steel, Inc.	1,511	64,648
†Perpetua Resources Corp.	5,036	121,922
†SSR Mining, Inc.	17,923	392,872
Warrior Met Coal, Inc.	5,240	462,011
		5,999,168
Mortgage Real Estate Investment Trusts (REITs)–0.75%
Adamas Trust, Inc.	17,610	128,553
Apollo Commercial Real Estate Finance, Inc.	9,174	88,804
BrightSpire Capital, Inc.	32,689	183,059
Ellington Financial, Inc.	14,583	198,037
Ladder Capital Corp.	76,425	839,911
TPG RE Finance Trust, Inc.	12,543	107,995
		1,546,359
Multi-Utilities–0.64%
Avista Corp.	1,344	51,798
Black Hills Corp.	9,874	685,453
Unitil Corp.	12,082	585,252
		1,322,503
Office REITs–0.66%
COPT Defense Properties	25,647	712,987
Piedmont Realty Trust, Inc. Class A	41,714	347,895
Postal Realty Trust, Inc. Class A	7,374	119,016
SL Green Realty Corp.	4,168	191,186
		1,371,084
Oil, Gas & Consumable Fuels–3.07%
California Resources Corp.	3,840	171,686
†Centrus Energy Corp. Class A	1,036	251,499
Chord Energy Corp.	1,596	147,949
†Clean Energy Fuels Corp.	91,694	192,557
†CNX Resources Corp.	13,958	513,236
Core Natural Resources, Inc.	1,215	107,540
†CVR Energy, Inc.	4,292	109,188
Delek U.S. Holdings, Inc.	6,362	188,697
†Energy Fuels, Inc.	22,718	330,320
Excelerate Energy, Inc. Class A	8,633	242,156
†Gulfport Energy Corp.	1,914	398,093
International Seaways, Inc.	2,370	115,063
Magnolia Oil & Gas Corp. Class A	10,471	229,210
Murphy Oil Corp.	8,039	251,219
†New Fortress Energy, Inc.	18,829	21,465
Ovintiv, Inc.	4,658	182,547
†Par Pacific Holdings, Inc.	19,049	669,382
PBF Energy, Inc. Class A	5,748	155,886
Peabody Energy Corp.	15,001	445,530
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	514	$26,127
Teekay Corp. Ltd.	46,788	422,496
Teekay Tankers Ltd. Class A	10,724	572,876
†Uranium Energy Corp.	29,105	339,946
World Kinect Corp.	10,901	255,410
		6,340,078
Passenger Airlines–0.36%
†Joby Aviation, Inc.	27,329	360,743
†SkyWest, Inc.	3,826	384,168
		744,911
Personal Care Products–0.25%
†BellRing Brands, Inc.	2,801	74,871
†Nature's Sunshine Products, Inc.	6,012	129,739
†Oddity Tech Ltd. Class A	7,836	314,850
		519,460
Pharmaceuticals–2.89%
†Alumis, Inc.	9,679	94,467
†Amneal Pharmaceuticals, Inc.	32,611	410,899
†ANI Pharmaceuticals, Inc.	6,007	474,193
†Atea Pharmaceuticals, Inc.	87,008	310,619
†Axsome Therapeutics, Inc.	1,714	313,045
†Corcept Therapeutics, Inc.	6,617	230,272
†Crinetics Pharmaceuticals, Inc.	12,088	562,696
†Edgewise Therapeutics, Inc.	6,682	165,814
†Indivior PLC	9,241	331,567
†Liquidia Corp.	8,149	281,059
†Mind Medicine MindMed, Inc.	8,442	113,038
†Ocular Therapeutix, Inc.	34,027	413,088
†Phathom Pharmaceuticals, Inc.	6,667	110,605
Phibro Animal Health Corp. Class A	16,517	617,075
†Supernus Pharmaceuticals, Inc.	4,215	209,485
†Terns Pharmaceuticals, Inc.	17,662	713,545
†Theravance Biopharma, Inc.	8,005	149,774
†WaVe Life Sciences Ltd.	10,635	180,795
†Zevra Therapeutics, Inc.	33,539	300,509
		5,982,545
Professional Services–1.17%
†BlackSky Technology, Inc.	1,567	29,381
†ExlService Holdings, Inc.	5,764	244,624
†IBEX Holdings Ltd.	12,565	479,732
†Innodata, Inc.	4,708	239,873
KBR, Inc.	6,050	243,210
Kelly Services, Inc. Class A	14,168	124,678
†Legalzoom.com, Inc.	17,727	176,029
LVIP JPMorgan Small Cap Core Fund-7

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Planet Labs PBC	11,310	$223,033
TriNet Group, Inc.	2,099	124,114
†Verra Mobility Corp.	24,111	540,328
		2,425,002
Real Estate Management & Development–0.35%
†Cushman & Wakefield Ltd.	3,868	62,623
Newmark Group, Inc. Class A	28,195	488,901
†RE/MAX Holdings, Inc. Class A	2,753	20,895
†Real Brokerage, Inc.	38,884	141,927
		714,346
Residential REITs–0.22%
Centerspace	1,174	78,329
Independence Realty Trust, Inc.	15,408	269,332
UMH Properties, Inc.	3,140	49,958
Veris Residential, Inc.	3,797	56,499
		454,118
Retail REITs–1.28%
Curbline Properties Corp.	15,168	352,049
Getty Realty Corp.	7,298	199,746
InvenTrust Properties Corp.	12,980	366,166
Kite Realty Group Trust	12,185	292,075
Macerich Co.	12,081	223,015
NETSTREIT Corp.	6,380	112,543
Phillips Edison & Co., Inc.	18,019	640,936
Tanger, Inc.	13,606	454,032
		2,640,562
Semiconductors & Semiconductor Equipment–3.94%
†ACM Research, Inc. Class A	4,200	165,690
†Aehr Test Systems	4,332	87,463
†Alpha & Omega Semiconductor Ltd.	2,928	58,004
†Ambarella, Inc.	2,747	194,597
†Axcelis Technologies, Inc.	933	74,957
†Credo Technology Group Holding Ltd.	12,072	1,737,040
†Diodes, Inc.	9,534	470,408
†FormFactor, Inc.	10,882	606,998
†Impinj, Inc.	7,060	1,228,511
†Kopin Corp.	29,826	69,793
†MaxLinear, Inc.	4,606	80,283
†Navitas Semiconductor Corp.	8,759	62,539
NVE Corp.	1,310	77,722
†Rambus, Inc.	12,732	1,169,944
†Rigetti Computing, Inc.	30,443	674,312
†Semtech Corp.	3,983	293,507
†SiTime Corp.	1,548	546,738
†Ultra Clean Holdings, Inc.	21,882	554,271
		8,152,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–5.06%
A10 Networks, Inc.	4,019	$71,096
Adeia, Inc.	7,002	120,785
†Appian Corp. Class A	7,179	254,280
†Asana, Inc. Class A	16,048	220,018
†Bit Digital, Inc.	174,282	329,393
†Bitdeer Technologies Group Class A	7,698	86,295
†BlackLine, Inc.	4,936	272,911
†Box, Inc. Class A	19,477	582,557
†Braze, Inc. Class A	5,367	184,034
†Cipher Mining, Inc.	35,201	519,567
†Cleanspark, Inc.	40,920	414,110
†Clearwater Analytics Holdings, Inc. Class A	24,805	598,297
†Commvault Systems, Inc.	2,439	305,753
†Consensus Cloud Solutions, Inc.	14,042	306,397
†Digital Turbine, Inc.	24,299	121,495
†D-Wave Quantum, Inc.	30,606	800,347
†Freshworks, Inc. Class A	33,252	407,337
†Hut 8 Corp.	9,323	428,299
InterDigital, Inc.	1,277	406,571
†LiveRamp Holdings, Inc.	9,500	279,015
†MARA Holdings, Inc.	35,050	314,749
†ON24, Inc.	67,065	533,837
†Ooma, Inc.	29,148	341,906
†Pagaya Technologies Ltd. Class A	5,166	107,969
†Porch Group, Inc.	13,432	122,634
†Qualys, Inc.	3,080	409,332
†Riot Platforms, Inc.	24,048	304,688
†SoundHound AI, Inc. Class A	18,189	181,344
†Tenable Holdings, Inc.	10,813	254,430
†Terawulf, Inc.	26,918	309,288
†WM Technology, Inc.	37,669	31,081
†Workiva, Inc.	3,396	292,905
†Xperi, Inc.	51,764	303,337
†Zeta Global Holdings Corp. Class A	11,874	241,636
		10,457,693
Specialized REITs–0.34%
Four Corners Property Trust, Inc.	6,834	157,592
PotlatchDeltic Corp.	5,555	220,978
Smartstop Self Storage REIT, Inc.	10,372	320,910
		699,480
Specialty Retail–2.25%
†Abercrombie & Fitch Co. Class A	2,118	266,593
American Eagle Outfitters, Inc.	20,306	535,469
LVIP JPMorgan Small Cap Core Fund-8

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Asbury Automotive Group, Inc.	1,153	$268,107
†Boot Barn Holdings, Inc.	1,945	343,234
Buckle, Inc.	6,303	336,706
†EVgo, Inc.	24,441	71,123
Group 1 Automotive, Inc.	594	233,620
†RealReal, Inc.	16,351	258,019
Signet Jewelers Ltd.	11,702	969,862
Sonic Automotive, Inc. Class A	1,658	102,564
†Urban Outfitters, Inc.	8,995	676,964
†Victoria's Secret & Co.	7,797	422,363
†Warby Parker, Inc. Class A	7,596	165,517
		4,650,141
Technology Hardware, Storage & Peripherals–0.73%
†Diebold Nixdorf, Inc.	4,893	332,186
†IonQ, Inc.	23,482	1,053,637
†Turtle Beach Corp.	8,442	118,441
		1,504,264
Textiles, Apparel & Luxury Goods–0.46%
†Capri Holdings Ltd.	25,482	621,761
Wolverine World Wide, Inc.	18,419	334,305
		956,066
Tobacco–0.08%
Turning Point Brands, Inc.	1,599	173,332
		173,332
Trading Companies & Distributors–1.95%
Applied Industrial Technologies, Inc.	3,484	894,587
†BlueLinx Holdings, Inc.	1,196	73,470
Boise Cascade Co.	2,490	183,264
†DNOW, Inc.	52,398	694,273
†DXP Enterprises, Inc.	1,130	124,063
GATX Corp.	2,398	406,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.	2,133	$316,495
†Hudson Technologies, Inc.	1,714	11,741
McGrath RentCorp	1,305	136,934
Rush Enterprises, Inc. Class A	12,262	661,412
WESCO International, Inc.	2,160	528,422
		4,031,362
Water Utilities–0.36%
American States Water Co.	1,716	124,376
Consolidated Water Co. Ltd.	17,756	626,609
		750,985
Wireless Telecommunication Services–0.12%
†Gogo, Inc.	5,136	23,934
Telephone & Data Systems, Inc.	5,344	219,104
		243,038
Total Common Stock (Cost $168,063,543)		204,858,022
RIGHTS–0.00%
=†Aduro Biotech, Inc.	20,960	7,965
Total Rights (Cost $0)		7,965

MONEY MARKET FUND–0.78%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	1,612,047	1,612,047
Total Money Market Fund (Cost $1,612,047)		1,612,047

TOTAL INVESTMENTS–99.84% (Cost $169,675,590)	206,478,034
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	332,487
NET ASSETS APPLICABLE TO 9,476,579 SHARES OUTSTANDING–100.00%	$206,810,521
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND STANDARD CLASS ($132,061,807 / 6,017,558 Shares)	$21.946
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND SERVICE CLASS ($74,748,714 / 3,459,021 Shares)	$21.610
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$162,123,136
Distributable earnings/(accumulated loss)	44,687,385
TOTAL NET ASSETS	$206,810,521

LVIP JPMorgan Small Cap Core Fund-9

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $315,000 cash collateral held at broker for futures contracts, $113,804 payable for fund shares redeemed, $16,850 other accrued expenses payable, $137,716 due to manager and affiliates, $331,601 due to custodian, $11,838 variation margin due to broker on futures contracts, $18,099 payable for audit fee and $12,127 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
12	CME E-mini Russell 2000 Index Futures	$1,498,800	$1,544,076	3/20/26	$—	$(45,276)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-10

LVIP JPMorgan Small Cap Core Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$2,249,512
Foreign taxes withheld	(4,681)
2,244,831
EXPENSES:
Management fees	1,261,089
Distribution fees-Service Class	147,784
Shareholder servicing fees	56,264
Accounting and administration expenses	53,806
Professional fees	46,568
Custodian fees	30,308
Consulting fees	12,416
Reports and statements to shareholders	11,120
Trustees’ fees and expenses	5,599
Pricing fees	5,085
Other	8,701
Total operating expenses	1,638,740
NET INVESTMENT INCOME	606,091
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	9,315,658
Futures contracts	1,058,167
Net realized gain	10,373,825
Net change in unrealized appreciation (depreciation) of:
Investments	6,756,036
Futures contracts	319,870
Net change in unrealized appreciation (depreciation)	7,075,906
NET REALIZED AND UNREALIZED GAIN	17,449,731
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,055,822
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Small Cap Core Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$606,091	$1,001,039
Net realized gain	10,373,825	22,122,699
Net change in unrealized appreciation (depreciation)	7,075,906	(4,073,136)
Net increase in net assets resulting from operations	18,055,822	19,050,602
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(11,257,592)	(3,580,296)
Service Class	(5,762,161)	(916,822)
	(17,019,753)	(4,497,118)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,489,801	8,896,823
Service Class	29,899,622	37,456,422
Reinvestment of dividends and distributions:
Standard Class	11,257,592	3,580,296
Service Class	5,762,161	916,822
	56,409,176	50,850,363
Cost of shares redeemed:
Standard Class	(42,308,747)	(44,773,648)
Service Class	(7,591,130)	(3,056,317)
	(49,899,877)	(47,829,965)
Increase in net assets derived from capital share transactions	6,509,299	3,020,398
NET INCREASE IN NET ASSETS	7,545,368	17,573,882
NET ASSETS:
Beginning of year	199,265,153	181,691,271
End of year	$206,810,521	$199,265,153
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-11

LVIP JPMorgan Small Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$21.694	$19.849	$17.960	$28.40	$24.11
Income (loss) from investment operations:
Net investment income[2]	0.082	0.123	0.098	0.11	0.09
Net realized and unrealized gain (loss)	2.107	2.233	2.208	(5.40)	5.04
Total from investment operations	2.189	2.356	2.306	(5.29)	5.13
Less dividends and distributions from:
Net investment income	(0.131)	(0.177)	(0.255)	(0.11)	(0.14)
Net realized gain	(1.806)	(0.334)	(0.162)	(5.04)	(0.70)
Total dividends and distributions	(1.937)	(0.511)	(0.417)	(5.15)	(0.84)
Net asset value, end of period	$21.946	$21.694	$19.849	$17.96	$28.40
Total return[3]	10.27%	11.71%	13.10%	(19.35% )	21.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,062	$154,325	$172,897	$165,062	$218,952
Ratio of expenses to average net assets	0.77%	0.75%	0.78%	0.83%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.75%	0.78%	0.84%	0.80%
Ratio of net investment income to average net assets	0.39%	0.58%	0.53%	0.50%	0.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.58%	0.53%	0.49%	0.33%
Portfolio turnover	104%	82%	72%	69%	67%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-12

LVIP JPMorgan Small Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$21.402	$19.608	$17.720	$28.06	$23.85
Income (loss) from investment operations:
Net investment income[2]	0.029	0.070	0.051	0.04	0.01
Net realized and unrealized gain (loss)	2.073	2.203	2.181	(5.32)	4.98
Total from investment operations	2.102	2.273	2.232	(5.28)	4.99
Less dividends and distributions from:
Net investment income	(0.088)	(0.145)	(0.182)	(0.02)	(0.08)
Net realized gain	(1.806)	(0.334)	(0.162)	(5.04)	(0.70)
Total dividends and distributions	(1.894)	(0.479)	(0.344)	(5.06)	(0.78)
Net asset value, end of period	$21.610	$21.402	$19.608	$17.72	$28.06
Total return[3]	10.00%	11.44%	12.80%	(19.56% )	21.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,749	$44,940	$8,794	$1,199	$1,718
Ratio of expenses to average net assets	1.02%	1.00%	1.03%	1.11%	1.09%
Ratio of net investment income to average net assets	0.14%	0.33%	0.28%	0.22%	0.05%
Portfolio turnover	104%	82%	72%	69%	67%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-13

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Small Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth over the long term.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Small Cap Core Fund-14

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $42,814 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.82% of the Fund’s average daily net assets for the Standard Class and 1.07% for the Service Class.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$15,997
Legal	2,661
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $751 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Small Cap Core Fund-15

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$116,466
Distribution fees payable to LFD	16,054
Shareholder servicing fees payable to Lincoln Life	5,196
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$197,714,184
Sales	199,411,323
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$172,506,377
Aggregate unrealized appreciation of investments and derivatives	$46,502,471
Aggregate unrealized depreciation of investments and derivatives	(12,530,815)
Net unrealized appreciation of investments and derivatives	$33,971,656
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Small Cap Core Fund-16

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$204,858,022	$—	$—	$204,858,022
Rights	—	—	7,965	7,965
Money Market Fund	1,612,047	—	—	1,612,047
Total Investments	$206,470,069	$—	$7,965	$206,478,034
Derivatives:

Liabilities:
Futures Contract	$(45,276)	$—	$—	$(45,276)
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related wash sales, mark-to-market adjustments on certain derivatives and Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$2,350,822	$4,497,118
Long-term capital gains	14,668,931	—
Total	$17,019,753	$4,497,118
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$10,715,729
Net unrealized appreciation	33,971,656
Distributable earnings/(accumulated loss)	$44,687,385
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP JPMorgan Small Cap Core Fund-17

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	464,918	418,598
Service Class	1,443,137	1,751,165
Shares reinvested:
Standard Class	520,445	154,614
Service Class	271,008	40,120
	2,699,508	2,364,497
Shares redeemed:
Standard Class	(2,081,617)	(2,170,080)
Service Class	(354,913)	(139,980)
	(2,436,530)	(2,310,060)
Net increase	262,978	54,437
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(45,276)
LVIP JPMorgan Small Cap Core Fund-18

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,058,167	$319,870
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,646,278	$—
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP JPMorgan Small Cap Core Fund-19

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Small Cap Core Fund-20

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Small Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Small Cap Core Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan Small Cap Core Fund–21

LVIP JPMorgan U.S. Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan U.S. Equity Fund

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.43%
Aerospace & Defense–2.79%
Howmet Aerospace, Inc.	21,220	$4,350,524
Northrop Grumman Corp.	11,108	6,333,893
		10,684,417
Automobiles–1.64%
†Tesla, Inc.	13,954	6,275,393
		6,275,393
Banks–3.80%
U.S. Bancorp	50,991	2,720,880
Wells Fargo & Co.	127,120	11,847,584
		14,568,464
Biotechnology–3.00%
AbbVie, Inc.	25,598	5,848,887
Regeneron Pharmaceuticals, Inc.	3,755	2,898,372
†Vertex Pharmaceuticals, Inc.	6,009	2,724,240
		11,471,499
Broadline Retail–4.38%
†Amazon.com, Inc.	72,589	16,754,993
		16,754,993
Building Products–1.71%
Carrier Global Corp.	37,778	1,996,190
Trane Technologies PLC	11,730	4,565,316
		6,561,506
Capital Markets–3.79%
Ameriprise Financial, Inc.	4,821	2,363,929
Blackstone, Inc.	43,842	6,757,806
Morgan Stanley	30,294	5,378,094
		14,499,829
Construction Materials–1.49%
Vulcan Materials Co.	19,957	5,692,136
		5,692,136
Consumer Finance–2.50%
American Express Co.	25,833	9,556,918
		9,556,918
Consumer Staples Distribution & Retail–2.07%
Walmart, Inc.	71,022	7,912,561
		7,912,561
Electric Utilities–3.38%
Entergy Corp.	27,418	2,534,246
NextEra Energy, Inc.	88,974	7,142,833
Southern Co.	37,508	3,270,697
		12,947,776
Electrical Equipment–1.31%
Eaton Corp. PLC	15,714	5,005,066
		5,005,066
Electronic Equipment, Instruments & Components–0.85%
Amphenol Corp. Class A	24,196	3,269,847
		3,269,847
Energy Equipment & Services–2.03%
Baker Hughes Co.	170,513	7,765,162
		7,765,162
Entertainment–2.14%
Walt Disney Co.	71,864	8,175,967
		8,175,967
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–2.67%
Mastercard, Inc. Class A	17,883	$10,209,047
		10,209,047
Food Products–0.81%
Mondelez International, Inc. Class A	57,445	3,092,264
		3,092,264
Health Care Equipment & Supplies–4.09%
†Edwards Lifesciences Corp.	59,447	5,067,857
Medtronic PLC	54,626	5,247,374
Stryker Corp.	15,216	5,347,967
		15,663,198
Hotels, Restaurants & Leisure–3.38%
†Chipotle Mexican Grill, Inc.	46,957	1,737,409
†DoorDash, Inc. Class A	8,777	1,987,815
Marriott International, Inc. Class A	6,781	2,103,737
McDonald's Corp.	23,300	7,121,179
		12,950,140
Industrial REITs–0.74%
Prologis, Inc.	22,110	2,822,563
		2,822,563
Insurance–3.36%
Arthur J Gallagher & Co.	25,398	6,572,749
Progressive Corp.	15,467	3,522,145
Travelers Cos., Inc.	9,584	2,779,935
		12,874,829
Interactive Media & Services–8.37%
Alphabet, Inc. Class A	60,371	18,896,123
Meta Platforms, Inc. Class A	19,918	13,147,673
		32,043,796
Machinery–1.01%
Deere & Co.	8,277	3,853,523
		3,853,523
Pharmaceuticals–1.75%
Eli Lilly & Co.	6,225	6,689,883
		6,689,883
Semiconductors & Semiconductor Equipment–13.74%
Broadcom, Inc.	36,272	12,553,739
NVIDIA Corp.	176,872	32,986,628
NXP Semiconductors NV	32,513	7,057,272
		52,597,639
Software–12.14%
Intuit, Inc.	6,517	4,316,991
Microsoft Corp.	59,980	29,007,528
Oracle Corp.	35,129	6,846,993
Roper Technologies, Inc.	4,790	2,132,173
†ServiceNow, Inc.	27,204	4,167,381
		46,471,066
Specialty Retail–2.34%
Lowe's Cos., Inc.	37,186	8,967,776
		8,967,776
Technology Hardware, Storage & Peripherals–7.57%
Apple, Inc.	106,668	28,998,762
		28,998,762
LVIP JPMorgan U.S. Equity Fund-1

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.58%
United Rentals, Inc.	2,751	$2,226,439
		2,226,439
Total Common Stock (Cost $245,383,059)		380,602,459

MONEY MARKET FUND–0.51%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	1,936,612	1,936,612
Total Money Market Fund (Cost $1,936,612)		1,936,612

TOTAL INVESTMENTS–99.94% (Cost $247,319,671)	$382,539,071
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	246,656
NET ASSETS APPLICABLE TO 7,843,878 SHARES OUTSTANDING–100.00%	$382,785,727
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS ($166,487,820 / 3,372,392 Shares)	$49.368
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND SERVICE CLASS ($216,297,907 / 4,471,486 Shares)	$48.373
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$249,340,263
Distributable earnings/(accumulated loss)	133,445,464
TOTAL NET ASSETS	$382,785,727

†Non-income producing.

★Includes $895,141 payable for securities purchased, $150,644 payable for fund shares redeemed, $8,021 other accrued expenses payable,
$233,414 due to manager and affiliates, $19,149 payable for audit fee and $14,987 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-2

LVIP JPMorgan U.S. Equity Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$3,673,858
Foreign taxes withheld	(20,844)
3,653,014
EXPENSES:
Management fees	1,753,354
Distribution fees-Service Class	417,095
Shareholder servicing fees	92,450
Accounting and administration expenses	72,584
Professional fees	50,209
Reports and statements to shareholders	14,977
Custodian fees	11,578
Trustees’ fees and expenses	8,719
Consulting fees	8,600
Pricing fees	1,590
Other	9,020
Total operating expenses	2,440,176
NET INVESTMENT INCOME	1,212,838
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	1,818,120
Futures contracts	391,628
Net realized gain	2,209,748
Net change in unrealized appreciation (depreciation) of:
Investments	42,656,565
Futures contracts	13,386
Net change in unrealized appreciation (depreciation)	42,669,951
NET REALIZED AND UNREALIZED GAIN	44,879,699
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,092,537
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan U.S. Equity Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,212,838	$1,102,598
Net realized gain	2,209,748	10,647,660
Net change in unrealized appreciation (depreciation)	42,669,951	30,450,475
Net increase in net assets resulting from operations	46,092,537	42,200,733
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,215,873)	(6,615,863)
Service Class	(6,062,323)	(4,257,507)
	(11,278,196)	(10,873,370)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,108,717	14,834,645
Service Class	101,506,127	78,663,249
Reinvestment of dividends and distributions:
Standard Class	5,215,873	6,615,863
Service Class	6,062,323	4,257,507
	137,893,040	104,371,264
Cost of shares redeemed:
Standard Class	(21,728,980)	(26,760,057)
Service Class	(24,388,018)	(16,942,252)
	(46,116,998)	(43,702,309)
Increase in net assets derived from capital share transactions	91,776,042	60,668,955
NET INCREASE IN NET ASSETS	126,590,383	91,996,318
NET ASSETS:
Beginning of year	256,195,344	164,199,026
End of year	$382,785,727	$256,195,344
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-3

LVIP JPMorgan U.S. Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$44.492	$37.626	$31.600	$45.86	$37.40
Income (loss) from investment operations:
Net investment income[2]	0.238	0.261	0.318	0.26	0.20
Net realized and unrealized gain (loss)	6.221	8.733	7.901	(8.55)	10.44
Total from investment operations	6.459	8.994	8.219	(8.29)	10.64
Less dividends and distributions from:
Net investment income	(0.217)	(0.223)	(0.549)	(0.21)	(0.31)
Net realized gain	(1.366)	(1.905)	(1.644)	(5.76)	(1.87)
Total dividends and distributions	(1.583)	(2.128)	(2.193)	(5.97)	(2.18)
Net asset value, end of period	$49.368	$44.492	$37.626	$31.60	$45.86
Total return[3]	14.54%	23.99%	27.16%	(18.67% )	29.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,488	$141,965	$125,043	$105,316	$143,135
Ratio of expenses to average net assets	0.63%	0.65%	0.69% [4]	0.77% [4]	0.74% [4]
Ratio of net investment income to average net assets	0.52%	0.61%	0.93%	0.73%	0.48%
Portfolio turnover	37%	47%	65%	48%	48%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-4

LVIP JPMorgan U.S. Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$43.648	$36.977	$31.050	$45.14	$36.85
Income (loss) from investment operations:
Net investment income[2]	0.119	0.153	0.230	0.17	0.10
Net realized and unrealized gain (loss)	6.094	8.572	7.760	(8.41)	10.28
Total from investment operations	6.213	8.725	7.990	(8.24)	10.38
Less dividends and distributions from:
Net investment income	(0.122)	(0.149)	(0.419)	(0.09)	(0.22)
Net realized gain	(1.366)	(1.905)	(1.644)	(5.76)	(1.87)
Total dividends and distributions	(1.488)	(2.054)	(2.063)	(5.85)	(2.09)
Net asset value, end of period	$48.373	$43.648	$36.977	$31.05	$45.14
Total return[3]	14.26%	23.68%	26.84%	(18.87% )	29.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,298	$114,230	$39,156	$14,147	$17,139
Ratio of expenses to average net assets	0.88%	0.90%	0.94% [4]	1.02% [4]	0.99% [4]
Ratio of net investment income to average net assets	0.27%	0.36%	0.68%	0.49%	0.23%
Portfolio turnover	37%	47%	65%	48%	48%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-5

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan U.S. Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide high total return from a portfolio of selected equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP JPMorgan U.S. Equity Fund-6

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,951 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2025,  LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.75% of the Fund’s average daily net assets for the Standard Class and 1.00% for the Service Class.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$25,442
Legal	4,284
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $830 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$178,432
Distribution fees payable to LFD	45,574
Shareholder servicing fees payable to Lincoln Life	9,408
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan U.S. Equity Fund-7

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$199,889,078
Sales	116,282,190
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$250,592,893
Aggregate unrealized appreciation of investments	$137,728,733
Aggregate unrealized depreciation of investments	(5,782,237)
Net unrealized appreciation of investments	$131,946,496
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$380,602,459	$—	$—	$380,602,459
Money Market Fund	1,936,612	—	—	1,936,612
Total Investments	$382,539,071	$—	$—	$382,539,071
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and non-taxable distributions from common stocks.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$4,448,510	$4,653,060
Long-term capital gains	6,829,686	6,220,310
Total	$11,278,196	$10,873,370
LVIP JPMorgan U.S. Equity Fund-8

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$496,849
Undistributed long-term capital gains	1,002,118
Other temporary differences	1
Net unrealized appreciation	131,946,496
Distributable earnings/(accumulated loss)	$133,445,464
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	549,641	344,346
Service Class	2,269,695	1,856,625
Shares reinvested:
Standard Class	105,551	149,216
Service Class	125,305	97,765
	3,050,192	2,447,952
Shares redeemed:
Standard Class	(473,566)	(626,112)
Service Class	(540,573)	(396,258)
	(1,014,139)	(1,022,370)
Net increase	2,036,053	1,425,582
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP JPMorgan U.S. Equity Fund-9

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts as a cash management tool.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$391,628	$13,386
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,193,451	$—
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
LVIP JPMorgan U.S. Equity Fund-10

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan U.S. Equity Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan U.S. Equity Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan U.S. Equity Fund–12

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Loomis Sayles Global Growth Fund

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.18%
Brazil–1.40%
Ambev SA ADR	1,398,443	$3,454,154
		3,454,154
Canada–5.74%
†Shopify, Inc. Class A	88,011	14,167,131
		14,167,131
China–7.86%
Alibaba Group Holding Ltd. ADR	9,866	1,446,158
†Baidu, Inc. ADR	21,666	2,830,880
Tencent Holdings Ltd.	101,200	7,766,445
Trip.com Group Ltd. ADR	73,013	5,250,365
Yum China Holdings, Inc.	44,108	2,105,716
		19,399,564
Denmark–1.63%
Novo Nordisk AS Class B	79,079	4,010,765
		4,010,765
France–1.51%
LVMH Moet Hennessy Louis Vuitton SE	4,068	3,066,197
Sodexo SA	13,078	670,064
		3,736,261
Hong Kong–0.09%
Budweiser Brewing Co. APAC Ltd.	242,913	236,996
		236,996
Ireland–1.70%
Experian PLC	92,856	4,186,557
		4,186,557
Italy–0.45%
Ferrari NV	2,998	1,107,941
		1,107,941
Japan–1.52%
FANUC Corp.	96,100	3,739,802
		3,739,802
Netherlands–4.09%
†Adyen NV	4,447	7,171,119
NXP Semiconductors NV	13,404	2,909,472
		10,080,591
Switzerland–6.49%
†CRISPR Therapeutics AG	50,259	2,635,582
Nestle SA	14,582	1,447,396
Novartis AG	58,221	8,022,614
Roche Holding AG	9,431	3,894,722
		16,000,314
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–2.12%
†ARM Holdings PLC ADR	27,702	$3,028,106
Reckitt Benckiser Group PLC	9,716	786,212
Unilever PLC	21,599	1,413,215
		5,227,533
United States–58.97%
†Alnylam Pharmaceuticals, Inc.	18,486	7,350,958
Alphabet, Inc. Class A	59,565	18,643,845
†Amazon.com, Inc.	63,037	14,550,200
†Autodesk, Inc.	6,508	1,926,433
†Block, Inc.	25,320	1,648,079
†Boeing Co.	39,669	8,612,933
Deere & Co.	5,245	2,441,915
†Doximity, Inc. Class A	53,565	2,371,858
Expeditors International of Washington, Inc.	9,539	1,421,406
Meta Platforms, Inc. Class A	26,992	17,817,149
Microsoft Corp.	17,692	8,556,205
†Netflix, Inc.	118,269	11,088,902
NIKE, Inc. Class B	20,976	1,336,381
Oracle Corp.	52,565	10,245,444
QUALCOMM, Inc.	9,344	1,598,291
Salesforce, Inc.	14,951	3,960,669
SEI Investments Co.	20,322	1,666,811
†Tesla, Inc.	35,543	15,984,398
†Vertex Pharmaceuticals, Inc.	10,331	4,683,662
Visa, Inc. Class A	23,746	8,327,960
Yum! Brands, Inc.	8,048	1,217,502
		145,451,001
Uruguay–5.61%
†MercadoLibre, Inc.	6,871	13,839,981
		13,839,981
Total Common Stock (Cost $102,196,496)		244,638,591

MONEY MARKET FUND–0.37%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	910,159	910,159
Total Money Market Fund (Cost $910,159)		910,159

LVIP Loomis Sayles Global Growth Fund-1

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.55% (Cost $103,106,655)	$245,548,750
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	1,098,999
NET ASSETS APPLICABLE TO 12,838,940 SHARES OUTSTANDING–100.00%	$246,647,749
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($237,969,804 / 12,378,439 Shares)	$19.225
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($8,677,945 / 460,501 Shares)	$18.845
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$93,522,314
Distributable earnings/(accumulated loss)	153,125,435
TOTAL NET ASSETS	$246,647,749

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $1,136 expense reimbursement receivable from Lincoln Financial Investments Corporation, $67,573 payable for fund shares redeemed, $12,319 other accrued expenses payable, $152,432 due to manager and affiliates, $19,687 payable for audit fee and $12,023 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-2

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$1,970,947
Foreign taxes withheld	(126,357)
1,844,590
EXPENSES:
Management fees	1,679,623
Shareholder servicing fees	71,631
Accounting and administration expenses	59,951
Professional fees	46,825
Custodian fees	23,518
Distribution fees-Service Class	23,096
Pricing fees	10,477
Trustees’ fees and expenses	7,214
Reports and statements to shareholders	5,921
Consulting fees	5,266
Other	10,239
1,943,761
Less:
Expenses reimbursed	(20,212)
Plus:
Recoupment of prior expenses reduced by the Advisor	1,473
Total operating expenses	1,925,022
NET INVESTMENT LOSS	(80,432)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	21,549,316
Foreign currencies	(5,116)
Net realized gain	21,544,200
Net change in unrealized appreciation (depreciation) of:
Investments	18,061,125
Foreign currencies	77,376
Net change in unrealized appreciation (depreciation)	18,138,501
NET REALIZED AND UNREALIZED GAIN	39,682,701
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,602,269
See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(80,432)	$11,154
Net realized gain	21,544,200	25,953,166
Net change in unrealized appreciation (depreciation)	18,138,501	28,355,212
Net increase in net assets resulting from operations	39,602,269	54,319,532
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(24,266,315)	(7,483,086)
Service Class	(718,391)	(118,092)
	(24,984,706)	(7,601,178)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,411,179	9,458,241
Service Class	5,511,236	1,395,755
Reinvestment of dividends and distributions:
Standard Class	24,266,315	7,483,086
Service Class	718,391	118,092
	42,907,121	18,455,174
Cost of shares redeemed:
Standard Class	(62,288,648)	(71,428,175)
Service Class	(2,249,650)	(1,837,928)
	(64,538,298)	(73,266,103)
Decrease in net assets derived from capital share transactions	(21,631,177)	(54,810,929)
NET DECREASE IN NET ASSETS	(7,013,614)	(8,092,575)
NET ASSETS:
Beginning of year	253,661,363	261,753,938
End of year	$246,647,749	$253,661,363
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-3

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$18.067	$15.155	$11.408	$16.534	$15.735
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.004)	0.002	0.030	0.040	0.005
Net realized and unrealized gain (loss)	3.276	3.414	4.127	(4.324)	0.960
Total from investment operations	3.272	3.416	4.157	(4.284)	0.965
Less dividends and distributions from:
Net investment income	—	(0.005)	(0.057)	(0.045)	—
Net realized gain	(2.114)	(0.499)	(0.353)	(0.797)	(0.166)
Total dividends and distributions	(2.114)	(0.504)	(0.410)	(0.842)	(0.166)
Net asset value, end of period	$19.225	$18.067	$15.155	$11.408	$16.534
Total return[2]	17.59%	22.73%	36.85%	(25.74% )	6.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,970	$249,135	$257,593	$251,064	$334,283
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77%	0.77% [3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.78%	0.77%	0.78%	0.77%	0.76%
Ratio of net investment income (loss) to average net assets	(0.02% )	0.01%	0.22%	0.31%	0.03% [3]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	(0.03% )	0.01%	0.21%	0.31%	0.04%
Portfolio turnover	5%	8%	5%	42%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-4

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.803	$14.989	$11.295	$16.379	$15.644
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.071)	(0.056)	(0.018)	(0.006)	(0.054)
Net realized and unrealized gain (loss)	3.227	3.369	4.082	(4.281)	0.955
Total from investment operations	3.156	3.313	4.064	(4.287)	0.901
Less dividends and distributions from:
Net investment income	—	—	(0.017)	—	—
Net realized gain	(2.114)	(0.499)	(0.353)	(0.797)	(0.166)
Total dividends and distributions	(2.114)	(0.499)	(0.370)	(0.797)	(0.166)
Net asset value, end of period	$18.845	$17.803	$14.989	$11.295	$16.379
Total return[2]	17.18%	22.31%	36.38%	(26.00% )	5.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,678	$4,526	$4,161	$1,653	$2,705
Ratio of expenses to average net assets	1.12%	1.12%	1.12%	1.12%	1.12% [3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.13%	1.12%	1.13%	1.12%	1.11%
Ratio of net investment loss to average net assets	(0.37% )	(0.34% )	(0.13% )	(0.04% )	(0.32% )[3]
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed/recouped	(0.38% )	(0.34% )	(0.14% )	(0.04% )	(0.31% )
Portfolio turnover	5%	8%	5%	42%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-5

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Loomis Sayles Global Growth Fund-6

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $4,075 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has recouped $1,473 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$15,010	$1,107	$20,212	$36,329
Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
LVIP Loomis Sayles Global Growth Fund-7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$20,514
Legal	3,398
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $384 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$1,136
Management fees payable to LFI	143,728
Distribution fees payable to LFD	2,574
Shareholder servicing fees payable to Lincoln Life	6,130
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$11,403,241
Sales	58,768,195
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$111,981,937
Aggregate unrealized appreciation of investments	$134,519,987
Aggregate unrealized depreciation of investments	(873,393)
Net unrealized appreciation of investments	$133,646,594
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP Loomis Sayles Global Growth Fund-8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$3,454,154	$—	$—	$3,454,154
Canada	14,167,131	—	—	14,167,131
China	11,633,119	7,766,445	—	19,399,564
Denmark	—	4,010,765	—	4,010,765
France	—	3,736,261	—	3,736,261
Hong Kong	—	236,996	—	236,996
Ireland	—	4,186,557	—	4,186,557
Italy	1,107,941	—	—	1,107,941
Japan	—	3,739,802	—	3,739,802
Netherlands	2,909,472	7,171,119	—	10,080,591
Switzerland	2,635,582	13,364,732	—	16,000,314
United Kingdom	3,028,106	2,199,427	—	5,227,533
United States	145,451,001	—	—	145,451,001
Uruguay	13,839,981	—	—	13,839,981
Money Market Fund	910,159	—	—	910,159
Total Investments	$199,136,646	$46,412,104	$—	$245,548,750
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sale and mark-to-market adjustments on passive foreign investments companies ("PFICs").    The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended	Year Ended
	12/31/25	12/31/24
Ordinary income	$—	$585,508
Long-term capital gains	24,984,706	7,015,670
Total	$24,984,706	$7,601,178
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$243,009
Undistributed long-term capital gains	19,235,832
Net unrealized appreciation	133,646,594
Distributable earnings/(accumulated loss)	$153,125,435
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
LVIP Loomis Sayles Global Growth Fund-9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	639,522	578,316
Service Class	289,859	82,746
Shares reinvested:
Standard Class	1,206,079	437,984
Service Class	36,393	7,009
	2,171,853	1,106,055
Shares redeemed:
Standard Class	(3,256,573)	(4,223,932)
Service Class	(119,967)	(113,116)
	(3,376,540)	(4,337,048)
Net decrease	(1,204,687)	(3,230,993)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the
LVIP Loomis Sayles Global Growth Fund-10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Loomis Sayles Global Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Loomis Sayles Global Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Loomis Sayles Global Growth Fund–12

LVIP Multi-Manager International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Multi-Manager International Equity Managed Volatility Fund

LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.97%
INVESTMENT COMPANIES–94.97%
International Equity Funds–94.97%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	10,567,415	$167,535,798
LVIP Franklin Templeton Multi-Factor International Equity Fund	5,279,396	55,317,509
LVIP MFS International Growth Fund	15,180,428	322,310,844
Total Affiliated Investments (Cost $403,366,346)		545,164,151

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.65%
INVESTMENT COMPANY–4.65%
Money Market Fund–4.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	26,710,972	$26,710,972
Total Unaffiliated Investment (Cost $26,710,972)		26,710,972

TOTAL INVESTMENTS–99.62% (Cost $430,077,318)	571,875,123
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	2,164,665
NET ASSETS APPLICABLE TO 41,785,898 SHARES OUTSTANDING–100.00%	$574,039,788

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
77	CME British Pound Currency Futures	$6,476,663	$6,409,010	3/16/26	$67,653	$—
72	CME Euro Foreign Exchange Currency Futures	10,602,000	10,518,238	3/16/26	83,762	—
95	CME Japanese Yen Currency Futures	7,621,969	7,698,813	3/16/26	—	(76,844)
					151,415	(76,844)
Equity Contracts:
6	CME E-mini S&P 500 Index Futures	2,067,750	2,067,363	3/20/26	387	—
1	CME E-mini S&P MidCap 400 Index Futures	332,520	337,570	3/20/26	—	(5,050)
158	Eurex EURO STOXX 50 Futures	10,845,662	10,692,005	3/20/26	153,657	—
49	FTSE 100 Index Futures	6,565,988	6,406,553	3/20/26	159,435	—
15	ICE U.S. MSCI Emerging Markets Index Futures	1,058,550	1,042,311	3/20/26	16,239	—
24	OSE Nikkei 225 Index Futures	7,722,166	7,739,414	3/12/26	—	(17,248)
					329,718	(22,298)
Total Futures Contracts					$481,133	$(99,142)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP Multi-Manager International Equity Managed Volatility Fund-1

LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-2

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$545,164,151
Unaffiliated investments, at value	26,710,972
Cash collateral held at broker for futures contracts	2,384,493
Receivable for fund shares sold	143,596
Dividends and interest receivable	85,155
Receivable for securities sold	68,746
Expense reimbursement receivable from Lincoln Financial Investments Corporation	30,047
Prepaid expenses	2,093
TOTAL ASSETS	574,589,253
LIABILITIES:
Due to manager and affiliates	226,294
Payable for fund shares redeemed	215,960
Variation margin due to broker on futures contracts	68,311
Payable for audit fee	17,071
Payable for fund accounting fee	13,827
Other accrued expenses payable	8,002
TOTAL LIABILITIES	549,465
TOTAL NET ASSETS	$574,039,788
Affiliated investments, at cost	$403,366,346
Unaffiliated investments, at cost	26,710,972
Standard Class:
Net Assets	$19,929
Shares Outstanding	1,449
Net Asset Value Per Share	$13.758
Service Class:
Net Assets	$574,019,859
Shares Outstanding	41,784,449
Net Asset Value Per Share	$13.738
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$415,921,834
Distributable earnings/(accumulated loss)	158,117,954
TOTAL NET ASSETS	$574,039,788
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-3

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$11,834,418
Dividends from unaffiliated investments	1,178,959
13,013,377
EXPENSES:
Management fees	4,942,228
Distribution fees-Service Class	1,453,550
Shareholder servicing fees	168,617
Accounting and administration expenses	95,241
Professional fees	49,132
Reports and statements to shareholders	25,922
Trustees’ fees and expenses	16,995
Custodian fees	9,615
Consulting fees	7,977
Pricing fees	2,561
Other	14,349
6,786,187
Less:
Management fees waived	(3,866,566)
Expenses reimbursed	(390,409)
Total operating expenses	2,529,212
NET INVESTMENT INCOME	10,484,165
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	17,136,014
Distributions from affiliated investment companies	26,191,242
Foreign currencies	(55,005)
Futures contracts	(19,809,130)
Net realized gain	23,463,121
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	69,676,738
Foreign currencies	2,422
Futures contracts	1,356,742
Net change in unrealized appreciation (depreciation)	71,035,902
NET REALIZED AND UNREALIZED GAIN	94,499,023
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,983,188
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,484,165	$8,860,993
Net realized gain	23,463,121	53,963,207
Net change in unrealized appreciation (depreciation)	71,035,902	(16,161,224)
Net increase in net assets resulting from operations	104,983,188	46,662,976
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,872)	(894)
Service Class	(54,335,888)	(30,607,224)
	(54,337,760)	(30,608,118)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	11,739,901	18,095,963
Reinvestment of dividends and distributions:
Standard Class	1,872	894
Service Class	54,335,888	30,607,224
	66,077,661	48,704,081
Cost of shares redeemed:
Service Class	(131,500,794)	(83,715,374)
	(131,500,794)	(83,715,374)
Decrease in net assets derived from capital share transactions	(65,423,133)	(35,011,293)
NET DECREASE IN NET ASSETS	(14,777,705)	(18,956,435)
NET ASSETS:
Beginning of year	588,817,493	607,773,928
End of year	$574,039,788	$588,817,493
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-4

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.668	$12.376	$11.788	$14.252	$12.809
Income (loss) from investment operations:
Net investment income[1]	0.282	0.222	0.244	0.131	0.088
Net realized and unrealized gain (loss)	2.211	0.781	1.343	(2.450)	1.502
Total from investment operations	2.493	1.003	1.587	(2.319)	1.590
Less dividends and distributions from:
Net investment income	(0.304)	(0.274)	(0.235)	(0.145)	(0.147)
Net realized gain	(1.099)	(0.437)	(0.764)	—	—
Total dividends and distributions	(1.403)	(0.711)	(0.999)	(0.145)	(0.147)
Net asset value, end of period	$13.758	$12.668	$12.376	$11.788	$14.252
Total return[2]	20.01%	8.00%	13.89%	(16.26% )	12.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20	$17	$15	$14	$16
Ratio of expenses to average net assets[3]	0.19%	0.19%	0.19%	0.19%	0.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets	2.05%	1.69%	1.94%	1.09%	0.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.32%	0.96%	1.21%	0.36%	(0.16% )
Portfolio turnover	10%	45%	10%	31%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-5

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.653	$12.361	$11.778	$14.239	$12.798
Income (loss) from investment operations:
Net investment income[1]	0.247	0.189	0.211	0.101	0.051
Net realized and unrealized gain (loss)	2.206	0.780	1.340	(2.447)	1.502
Total from investment operations	2.453	0.969	1.551	(2.346)	1.553
Less dividends and distributions from:
Net investment income	(0.269)	(0.240)	(0.204)	(0.115)	(0.112)
Net realized gain	(1.099)	(0.437)	(0.764)	—	—
Total dividends and distributions	(1.368)	(0.677)	(0.968)	(0.115)	(0.112)
Net asset value, end of period	$13.738	$12.653	$12.361	$11.778	$14.239
Total return[2]	19.71%	7.73%	13.59%	(16.47% )	12.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$574,020	$588,801	$607,759	$577,892	$701,878
Ratio of expenses to average net assets[3]	0.44%	0.44%	0.44%	0.44%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income to average net assets	1.80%	1.44%	1.69%	0.84%	0.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.07%	0.71%	0.96%	0.11%	(0.41% )
Portfolio turnover	10%	45%	10%	31%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-6

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager International Equity Managed Volatility Fund-7

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.665% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class and 0.435% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$391,470	$406,258	$390,409	$1,188,137
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$48,298
Legal	7,984
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Multi-Manager International Equity Managed Volatility Fund-8

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,457 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$30,047
Management fees payable to LFI	90,221
Distribution fees payable to LFD	121,915
Printing and mailing fees payable to Lincoln Life	15
Shareholder servicing fees payable to Lincoln Life	14,143
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.97%@
International Equity Funds-94.97%@
✧✧LVIP Dimensional International Core Equity Fund	$168,667,857	$6,594,168	$52,891,460	$4,908,555	$40,256,678	$—	$167,535,798	10,567,415	$5,143,529	$—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	56,119,926	2,356,701	18,010,300	1,677,369	13,171,396	2,417	55,317,509	5,279,396	1,799,963	304,188
✧✧LVIP MFS International Growth Fund	335,835,971	44,820,114	85,143,995	10,550,090	16,248,664	—	322,310,844	15,180,428	4,890,926	25,887,054
Total	$560,623,754	$53,770,983	$156,045,755	$17,136,014	$69,676,738	$2,417	$545,164,151		$11,834,418	$26,191,242

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$53,770,983
Sales	156,045,755
LVIP Multi-Manager International Equity Managed Volatility Fund-9

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$436,602,801
Aggregate unrealized appreciation of investments and derivatives	$135,348,908
Aggregate unrealized depreciation of investments and derivatives	(95,941)
Net unrealized appreciation of investments and derivatives	$135,252,967
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$545,164,151	$—	$—	$545,164,151
Unaffiliated Investment Company	26,710,972	—	—	26,710,972
Total Investments	$571,875,123	$—	$—	$571,875,123
Derivatives:
Assets:
Futures Contracts	$481,133	$—	$—	$481,133
Liabilities:
Futures Contracts	$(99,142)	$—	$—	$(99,142)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
LVIP Multi-Manager International Equity Managed Volatility Fund-10

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/25	12/31/24
Ordinary income	$11,074,440	$13,676,739
Long-term capital gains	43,263,320	16,931,379
Total	$54,337,760	$30,608,118
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$123,695
Undistributed long-term capital gains	22,741,293
Other temporary differences	(1)
Net unrealized appreciation	135,252,967
Distributable earnings/(accumulated loss)	$158,117,954
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	—	—
Service Class	861,312	1,389,185
Shares reinvested:
Standard Class	138	69
Service Class	4,009,091	2,342,695
	4,870,541	3,731,949
Shares redeemed:
Standard Class	—	—
Service Class	(9,619,058)	(6,364,803)
	(9,619,058)	(6,364,803)
Net decrease	(4,748,517)	(2,632,854)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP Multi-Manager International Equity Managed Volatility Fund-11

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$329,718	Variation margin due to broker on futures contracts	$(22,298)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	151,415	Variation margin due to broker on futures contracts	(76,844)
Total		$481,133		$(99,142)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,825,211)	$661,487
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,983,919)	695,255
Total		$(19,809,130)	$1,356,742
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$50,050,739	$6,869,130
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Multi-Manager International Equity Managed Volatility Fund-12

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Multi-Manager International Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Multi-Manager International Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Multi-Manager International Equity Managed Volatility Fund–14

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.39%
Australia–2.01%
Aristocrat Leisure Ltd.	306,185	$11,853,760
Lottery Corp. Ltd.	733,189	2,519,211
Northern Star Resources Ltd.	530,106	9,328,618
WiseTech Global Ltd.	130,233	5,920,980
		29,622,569
Brazil–1.18%
B3 SA - Brasil Bolsa Balcao	2,403,300	6,118,579
Banco BTG Pactual SA	418,031	4,004,683
TOTVS SA	580,900	4,439,420
XP, Inc. Class A	173,638	2,842,454
		17,405,136
Canada–9.59%
Agnico Eagle Mines Ltd.	242,218	41,075,853
Canadian Natural Resources Ltd.	218,834	7,412,184
Element Fleet Management Corp.	1,061,379	27,877,099
Franco-Nevada Corp.	165,721	34,351,595
RB Global, Inc.	295,792	30,453,074
		141,169,805
China–1.58%
Alibaba Group Holding Ltd.	238,100	4,371,744
Kingsoft Corp. Ltd.	346,400	1,270,802
Tencent Holdings Ltd.	187,300	14,374,063
Yum China Holdings, Inc.	66,130	3,149,491
		23,166,100
Denmark–0.75%
Novo Nordisk AS Class B	217,395	11,025,939
		11,025,939
France–14.09%
Air Liquide SA	162,264	30,498,153
Capgemini SE	164,898	27,381,005
Dassault Systemes SE	688,307	19,230,084
EssilorLuxottica SA	54,667	17,285,585
LVMH Moet Hennessy Louis Vuitton SE	54,582	41,140,401
Pernod Ricard SA	116,145	9,945,065
Schneider Electric SE	210,686	57,638,471
Sodexo SA	83,049	4,255,100
		207,373,864
Germany–9.53%
Deutsche Boerse AG	113,512	29,833,366
GEA Group AG	383,554	25,921,438
Merck KGaA	68,295	9,747,278
SAP SE	201,628	48,989,259
Symrise AG	208,556	16,897,524
†Zalando SE	299,832	8,847,159
		140,236,024
Hong Kong–3.61%
AIA Group Ltd.	5,005,000	51,516,933
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	564,200	$1,642,256
		53,159,189
India–1.41%
HDFC Bank Ltd. ADR	360,571	13,175,264
Reliance Industries Ltd.	261,702	4,579,423
UPL Ltd.	334,724	2,964,094
		20,718,781
Ireland–2.31%
Experian PLC	426,949	19,249,660
†James Hardie Industries PLC CDI	452,267	9,284,657
Kingspan Group PLC	63,496	5,471,383
		34,005,700
Japan–9.70%
Daiichi Sankyo Co. Ltd.	741,800	15,751,779
Hitachi Ltd.	892,800	27,999,605
LY Corp.	2,313,200	6,155,303
Nitori Holdings Co. Ltd.	575,400	10,043,115
Nomura Research Institute Ltd.	437,800	16,660,309
Obic Co. Ltd.	396,600	12,448,740
Oracle Corp. Japan	94,900	7,976,253
Pan Pacific International Holdings Corp.	1,457,500	8,682,181
Resonac Holdings Corp.	370,500	15,448,164
Sugi Holdings Co. Ltd.	318,900	7,496,968
Terumo Corp.	968,000	14,070,048
		142,732,465
Luxembourg–0.47%
Tenaris SA	358,352	6,914,709
		6,914,709
Macau–0.49%
Sands China Ltd.	2,825,200	7,126,350
		7,126,350
Mexico–0.32%
Grupo Financiero Banorte SAB de CV Class O	511,846	4,742,268
		4,742,268
Netherlands–5.23%
Akzo Nobel NV	114,496	7,966,685
ASML Holding NV	17,647	19,014,998
Heineken NV	426,532	35,191,839
Qiagen NV	326,565	14,851,168
		77,024,690
Peru–0.56%
Credicorp Ltd.	28,924	8,301,188
		8,301,188
Republic of Korea–0.47%
Amorepacific Corp.	27,232	2,255,335
LVIP MFS International Growth Fund-1

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
NAVER Corp.	27,591	$4,638,087
		6,893,422
Singapore–2.82%
DBS Group Holdings Ltd.	850,360	37,249,696
Singapore Technologies Engineering Ltd.	654,900	4,279,178
		41,528,874
Spain–2.32%
Amadeus IT Group SA	460,911	34,112,485
		34,112,485
Sweden–3.15%
Assa Abloy AB Class B	892,015	34,459,289
Atlas Copco AB Class A	668,338	11,898,131
		46,357,420
Switzerland–9.05%
†Glencore PLC	1,758,177	9,611,357
Nestle SA	505,760	50,201,293
Roche Holding AG	134,935	55,724,127
Sika AG	40,272	8,176,240
Sonova Holding AG	36,594	9,465,646
		133,178,663
Taiwan–2.33%
Delta Electronics, Inc.	187,000	5,704,235
Taiwan Semiconductor Manufacturing Co. Ltd.	582,000	28,609,523
		34,313,758
Thailand–0.22%
Kasikornbank PCL	514,500	3,173,299
		3,173,299
United Kingdom–11.32%
AstraZeneca PLC	229,235	42,422,066
†Burberry Group PLC	328,251	5,581,599
Compass Group PLC	524,223	16,610,039
Diageo PLC	650,022	14,006,623
Haleon PLC	2,910,969	14,710,237
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	104,283	$12,544,050
Reckitt Benckiser Group PLC	350,827	28,388,696
Rolls-Royce Holdings PLC	2,090,023	32,323,701
		166,587,011
United States–3.67%
†Flutter Entertainment PLC	92,620	19,917,005
Linde PLC	80,030	34,123,992
		54,040,997
Uruguay–0.21%
†MercadoLibre, Inc.	1,520	3,061,675
		3,061,675
Total Common Stock (Cost $898,603,153)		1,447,972,381

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	446	446
Total Money Market Fund (Cost $446)		446

	Principal Amount°
SHORT-TERM INVESTMENT–1.23%
AGENCY OBLIGATIONS–1.23%
≠Federal Home Loan Bank Discount Notes 3.55% 1/2/26	18,036,000	18,034,247
		18,034,247
Total Short-Term Investment (Cost $18,034,247)		18,034,247

TOTAL INVESTMENTS–99.62% (Cost $916,637,846)	1,466,007,074
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	5,636,924
NET ASSETS APPLICABLE TO 69,311,255 SHARES OUTSTANDING–100.00%	$1,471,643,998
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,123,836,781 / 52,931,335 Shares)	$21.232
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($347,807,217 / 16,379,920 Shares)	$21.234
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$841,117,629
Distributable earnings/(accumulated loss)	630,526,369
TOTAL NET ASSETS	$1,471,643,998

LVIP MFS International Growth Fund-2

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $1,157,227 payable for fund shares redeemed, $59,185 other accrued expenses payable, $1,002,481 due to manager and affiliates,
$369,342 foreign capital gain taxes payable, $19,686 payable for audit fee and $35,974 payable for fund accounting fee as of December 31,
2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-3

LVIP MFS International Growth Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$29,268,533
Foreign taxes withheld	(2,724,564)
26,543,969
EXPENSES:
Management fees	11,749,658
Distribution fees-Service Class	818,985
Shareholder servicing fees	415,956
Accounting and administration expenses	246,783
Professional fees	139,663
Custodian fees	132,658
Trustees’ fees and expenses	41,323
Reports and statements to shareholders	37,375
Pricing fees	16,780
Consulting fees	14,966
Other	38,979
13,653,126
Less:
Management fees waived	(1,474,332)
Total operating expenses	12,178,794
NET INVESTMENT INCOME	14,365,175
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	117,558,181
Foreign currencies	(31,741)
Net realized gain	117,526,440
Net change in unrealized appreciation (depreciation) of:
Investments**	113,591,301
Foreign currencies	771,657
Net change in unrealized appreciation (depreciation)	114,362,958
NET REALIZED AND UNREALIZED GAIN	231,889,398
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,254,573

**	Includes $67,448 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,365,175	$14,838,151
Net realized gain	117,526,440	124,578,570
Net change in unrealized appreciation (depreciation)	114,362,958	(25,425,698)
Net increase in net assets resulting from operations	246,254,573	113,991,023
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(106,578,928)	(63,024,423)
Service Class	(31,301,763)	(16,007,401)
	(137,880,691)	(79,031,824)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	106,064,975	74,278,387
Service Class	56,747,540	37,414,037
Reinvestment of dividends and distributions:
Standard Class	106,578,928	63,024,423
Service Class	31,301,763	16,007,401
	300,693,206	190,724,248
Cost of shares redeemed:
Standard Class	(251,339,311)	(222,780,822)
Service Class	(64,924,369)	(45,064,157)
	(316,263,680)	(267,844,979)
Decrease in net assets derived from capital share transactions	(15,570,474)	(77,120,731)
NET INCREASE (DECREASE) IN NET ASSETS	92,803,408	(42,161,532)
NET ASSETS:
Beginning of year	1,378,840,590	1,421,002,122
End of year	$1,471,643,998	$1,378,840,590
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-4

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.665	$19.216	$17.736	$22.641	$21.750
Income (loss) from investment operations:
Net investment income[1]	0.228	0.218	0.217	0.193	0.160
Net realized and unrealized gain (loss)	3.483	1.385	2.328	(3.576)	2.256
Total from investment operations	3.711	1.603	2.545	(3.383)	2.416
Less dividends and distributions from:
Net investment income	(0.324)	(0.317)	(0.401)	(0.196)	(0.157)
Net realized gain	(1.820)	(0.837)	(0.664)	(1.326)	(1.368)
Total dividends and distributions	(2.144)	(1.154)	(1.065)	(1.522)	(1.525)
Net asset value, end of period	$21.232	$19.665	$19.216	$17.736	$22.641
Total return[2]	19.11%	8.10%	14.71%	(14.28% )	11.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,123,837	$1,078,100	$1,134,818	$1,166,939	$1,442,752
Ratio of expenses to average net assets	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.89%	0.90%	0.89%	0.88%
Ratio of net investment income to average net assets	1.06%	1.07%	1.14%	1.02%	0.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.96%	0.97%	1.03%	0.92%	0.60%
Portfolio turnover	14%	13%	15%	12%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-5

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.671	$19.224	$17.746	$22.658	$21.767
Income (loss) from investment operations:
Net investment income[1]	0.174	0.167	0.170	0.146	0.103
Net realized and unrealized gain (loss)	3.482	1.384	2.327	(3.581)	2.258
Total from investment operations	3.656	1.551	2.497	(3.435)	2.361
Less dividends and distributions from:
Net investment income	(0.273)	(0.267)	(0.355)	(0.151)	(0.102)
Net realized gain	(1.820)	(0.837)	(0.664)	(1.326)	(1.368)
Total dividends and distributions	(2.093)	(1.104)	(1.019)	(1.477)	(1.470)
Net asset value, end of period	$21.234	$19.671	$19.224	$17.746	$22.658
Total return[2]	18.81%	7.83%	14.42%	(14.50% )	10.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$347,807	$300,741	$286,184	$260,576	$317,403
Ratio of expenses to average net assets	1.04%	1.04%	1.05%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.15%	1.14%	1.13%
Ratio of net investment income to average net assets	0.81%	0.82%	0.89%	0.77%	0.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.71%	0.72%	0.78%	0.67%	0.35%
Portfolio turnover	14%	13%	15%	12%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-6

LVIP MFS International Growth Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS International Growth Fund-7

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP MFS International Growth Fund is $15,319 and $15,319 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
LVIP MFS International Growth Fund-8

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$118,190
Legal	19,606
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,213 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$892,967
Distribution fees payable to LFD	73,346
Shareholder servicing fees payable to Lincoln Life	36,168
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$191,048,734
Sales	316,901,994
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$950,786,706
Aggregate unrealized appreciation of investments	$571,415,420
Aggregate unrealized depreciation of investments	(55,934,429)
Net unrealized appreciation of investments	$515,480,991
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP MFS International Growth Fund-9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$29,622,569	$—	$29,622,569
Brazil	2,842,454	14,562,682	—	17,405,136
Canada	141,169,805	—	—	141,169,805
China	2,235,664	20,930,436	—	23,166,100
Denmark	—	11,025,939	—	11,025,939
France	—	207,373,864	—	207,373,864
Germany	—	140,236,024	—	140,236,024
Hong Kong	—	53,159,189	—	53,159,189
India	13,175,264	7,543,517	—	20,718,781
Ireland	—	34,005,700	—	34,005,700
Japan	—	142,732,465	—	142,732,465
Luxembourg	—	6,914,709	—	6,914,709
Macau	—	7,126,350	—	7,126,350
Mexico	4,742,268	—	—	4,742,268
Netherlands	—	77,024,690	—	77,024,690
Peru	8,301,188	—	—	8,301,188
Republic of Korea	—	6,893,422	—	6,893,422
Singapore	—	41,528,874	—	41,528,874
Spain	—	34,112,485	—	34,112,485
Sweden	—	46,357,420	—	46,357,420
Switzerland	—	133,178,663	—	133,178,663
Taiwan	—	34,313,758	—	34,313,758
Thailand	—	3,173,299	—	3,173,299
United Kingdom	—	166,587,011	—	166,587,011
United States	54,040,997	—	—	54,040,997
Uruguay	3,061,675	—	—	3,061,675
Money Market Fund	446	—	—	446
Short-Term Investment	—	18,034,247	—	18,034,247
Total Investments	$229,569,761	$1,236,437,313	$—	$1,466,007,074
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sale and mark-to-market adjustments on passive foreign investments companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$23,442,832	$26,443,103
Long-term capital gains	114,437,859	52,588,721
Total	$137,880,691	$79,031,824
LVIP MFS International Growth Fund-10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,370,834
Undistributed long-term capital gains	113,674,544
Net unrealized appreciation	515,480,991
Distributable earnings/(accumulated loss)	$630,526,369
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	4,841,668	3,678,754
Service Class	2,622,344	1,851,883
Shares reinvested:
Standard Class	5,059,040	3,039,906
Service Class	1,487,346	772,425
	14,010,398	9,342,968
Shares redeemed:
Standard Class	(11,793,292)	(10,950,634)
Service Class	(3,018,501)	(2,222,060)
	(14,811,793)	(13,172,694)
Net decrease	(801,395)	(3,829,726)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP MFS International Growth Fund-11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP MFS International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP MFS International Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP MFS International Growth Fund–13

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP MFS Value Fund

LVIP MFS Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.44%
Aerospace & Defense–8.68%
†Boeing Co.	256,192	$55,624,407
General Dynamics Corp.	140,847	47,417,551
Northrop Grumman Corp.	49,227	28,069,728
RTX Corp.	328,454	60,238,463
		191,350,149
Banks–10.30%
Citigroup, Inc.	379,317	44,262,501
JPMorgan Chase & Co.	332,742	107,216,127
PNC Financial Services Group, Inc.	191,816	40,037,754
Wells Fargo & Co.	382,726	35,670,063
		227,186,445
Beverages–1.80%
Coca-Cola Europacific Partners PLC	108,278	9,820,815
Diageo PLC	281,310	6,061,646
PepsiCo, Inc.	165,377	23,734,907
		39,617,368
Biotechnology–1.54%
AbbVie, Inc.	148,737	33,984,917
		33,984,917
Building Products–0.27%
Trane Technologies PLC	15,521	6,040,773
		6,040,773
Capital Markets–8.69%
ARES Management Corp. Class A	52,639	8,508,042
Blackrock, Inc.	31,748	33,981,154
KKR & Co., Inc.	293,675	37,437,689
LPL Financial Holdings, Inc.	41,998	15,000,426
Morgan Stanley	299,852	53,232,725
Nasdaq, Inc.	447,721	43,487,141
		191,647,177
Chemicals–0.39%
Sherwin-Williams Co.	26,378	8,547,263
		8,547,263
Construction Materials–0.89%
CRH PLC	156,465	19,526,832
		19,526,832
Consumer Finance–2.36%
American Express Co.	140,871	52,115,226
		52,115,226
Electric Utilities–6.95%
American Electric Power Co., Inc.	90,719	10,460,808
Duke Energy Corp.	359,261	42,108,982
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon Corp.	350,932	$15,297,126
PG&E Corp.	1,605,986	25,808,195
Southern Co.	354,586	30,919,899
Xcel Energy, Inc.	389,979	28,803,849
		153,398,859
Electrical Equipment–0.96%
Eaton Corp. PLC	66,422	21,156,071
		21,156,071
Food Products–0.64%
Nestle SA	142,739	14,168,148
		14,168,148
Ground Transportation–1.96%
Canadian National Railway Co.	66,552	6,578,665
Union Pacific Corp.	158,792	36,731,766
		43,310,431
Health Care Equipment & Supplies–1.62%
Abbott Laboratories	255,865	32,057,326
†Medline, Inc. Class A	85,760	3,601,920
		35,659,246
Health Care Providers & Services–7.79%
Cigna Group	235,113	64,710,151
Elevance Health, Inc.	62,887	22,045,038
Humana, Inc.	70,485	18,053,323
McKesson Corp.	81,619	66,951,249
		171,759,761
Hotels, Restaurants & Leisure–1.60%
Marriott International, Inc. Class A	113,819	35,311,207
		35,311,207
Household Products–1.48%
Kimberly-Clark Corp.	172,649	17,418,558
Reckitt Benckiser Group PLC	188,648	15,265,275
		32,683,833
Industrial Conglomerates–1.18%
Honeywell International, Inc.	133,364	26,017,983
		26,017,983
Industrial REITs–1.84%
Prologis, Inc.	318,206	40,622,178
		40,622,178
Insurance–10.68%
Aon PLC Class A	109,319	38,576,489
Chubb Ltd.	126,208	39,392,041
Marsh & McLennan Cos., Inc.	218,562	40,547,622
LVIP MFS Value Fund-1

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Progressive Corp.	329,828	$75,108,432
Travelers Cos., Inc.	144,939	42,041,006
		235,665,590
IT Services–1.89%
Accenture PLC Class A	155,476	41,714,211
		41,714,211
Machinery–3.13%
Caterpillar, Inc.	24,340	13,943,656
Illinois Tool Works, Inc.	90,983	22,409,113
Otis Worldwide Corp.	67,280	5,876,908
PACCAR, Inc.	245,686	26,905,074
		69,134,751
Multi-Utilities–1.74%
Dominion Energy, Inc.	654,594	38,352,662
		38,352,662
Oil, Gas & Consumable Fuels–5.77%
Chevron Corp.	188,414	28,716,178
ConocoPhillips	423,401	39,634,568
EOG Resources, Inc.	133,706	14,040,467
Exxon Mobil Corp.	372,284	44,800,656
		127,191,869
Personal Care Products–0.25%
Kenvue, Inc.	321,133	5,539,544
		5,539,544
Pharmaceuticals–3.94%
Johnson & Johnson	278,958	57,730,358
Merck & Co., Inc.	115,267	12,133,004
Pfizer, Inc.	681,733	16,975,152
		86,838,514
Professional Services–1.10%
Equifax, Inc.	111,840	24,267,043
		24,267,043
Semiconductors & Semiconductor Equipment–6.60%
Analog Devices, Inc.	176,552	47,880,903
KLA Corp.	30,503	37,063,585
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	151,798	$32,949,274
Texas Instruments, Inc.	159,006	27,585,951
		145,479,713
Specialized REITs–0.26%
Public Storage	22,193	5,759,084
		5,759,084
Specialty Retail–1.85%
Lowe's Cos., Inc.	169,496	40,875,655
		40,875,655
Tobacco–0.77%
Philip Morris International, Inc.	105,321	16,893,488
		16,893,488
Trading Companies & Distributors–0.52%
WW Grainger, Inc.	11,315	11,417,401
		11,417,401
Total Common Stock (Cost $1,147,125,922)		2,193,233,392

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	692	692
Total Money Market Fund (Cost $692)		692

	Principal Amount°
SHORT-TERM INVESTMENT–0.51%
AGENCY OBLIGATIONS–0.51%
≠Federal Home Loan Bank Discount Notes 3.55% 1/2/26	11,224,000	11,222,909
		11,222,909
Total Short-Term Investment (Cost $11,222,909)		11,222,909

TOTAL INVESTMENTS–99.95% (Cost $1,158,349,523)	2,204,456,993
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	1,209,508
NET ASSETS APPLICABLE TO 40,381,471 SHARES OUTSTANDING–100.00%	$2,205,666,501
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($1,060,955,454 / 19,402,147 Shares)	$54.682
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,144,711,047 / 20,979,324 Shares)	$54.564
LVIP MFS Value Fund-2

LVIP MFS Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,096,544,205
Distributable earnings/(accumulated loss)	1,109,122,296
TOTAL NET ASSETS	$2,205,666,501

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $1,216,044 payable for securities purchased, $3,774,746 payable for fund shares redeemed, $27,236 other accrued expenses payable, $1,334,613 due to manager and affiliates, $17,071 payable for audit fee and $48,334 payable for fund accounting fee as of December
31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-3

LVIP MFS Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$48,976,253
Foreign taxes withheld	(269,022)
48,707,231
EXPENSES:
Management fees	12,539,532
Distribution fees-Service Class	2,766,232
Shareholder servicing fees	612,972
Accounting and administration expenses	351,883
Professional fees	84,789
Trustees’ fees and expenses	60,673
Reports and statements to shareholders	58,340
Custodian fees	20,474
Pricing fees	17,191
Consulting fees	14,949
Other	70,373
16,597,408
Less:
Management fees waived	(845,478)
Total operating expenses	15,751,930
NET INVESTMENT INCOME	32,955,301
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	73,548,731
Foreign currencies	57,006
Net realized gain	73,605,737
Net change in unrealized appreciation (depreciation) of:
Investments	149,640,381
Foreign currencies	68,040
Net change in unrealized appreciation (depreciation)	149,708,421
NET REALIZED AND UNREALIZED GAIN	223,314,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,269,459
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,955,301	$32,302,458
Net realized gain	73,605,737	149,564,452
Net change in unrealized appreciation (depreciation)	149,708,421	51,862,003
Net increase in net assets resulting from operations	256,269,459	233,728,913
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(87,030,710)	(71,408,338)
Service Class	(92,483,065)	(75,009,318)
	(179,513,775)	(146,417,656)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	160,877,799	111,936,624
Service Class	111,762,231	92,967,143
Reinvestment of dividends and distributions:
Standard Class	87,030,710	71,408,338
Service Class	92,483,065	75,009,318
	452,153,805	351,321,423
Cost of shares redeemed:
Standard Class	(188,655,354)	(185,631,010)
Service Class	(175,316,121)	(226,534,061)
	(363,971,475)	(412,165,071)
Increase (decrease) in net assets derived from capital share transactions	88,182,330	(60,843,648)
NET INCREASE IN NET ASSETS	164,938,014	26,467,609
NET ASSETS:
Beginning of year	2,040,728,487	2,014,260,878
End of year	$2,205,666,501	$2,040,728,487
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-4

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$52.730	$50.605	$50.824	$57.719	$47.407
Income (loss) from investment operations:
Net investment income[1]	0.926	0.908	0.902	0.876	0.744
Net realized and unrealized gain (loss)	5.826	5.182	2.988	(4.561)	11.259
Total from investment operations	6.752	6.090	3.890	(3.685)	12.003
Less dividends and distributions from:
Net investment income	(0.905)	(0.926)	(0.885)	(0.951)	(0.758)
Net realized gain	(3.895)	(3.039)	(3.224)	(2.259)	(0.933)
Total dividends and distributions	(4.800)	(3.965)	(4.109)	(3.210)	(1.691)
Net asset value, end of period	$54.682	$52.730	$50.605	$50.824	$57.719
Total return[2]	13.06%	11.84%	8.07%	(6.07% )	25.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,060,955	$965,722	$926,670	$823,716	$962,574
Ratio of expenses to average net assets	0.61%	0.61%	0.62%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	1.69%	1.67%	1.80%	1.66%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.65%	1.63%	1.76%	1.63%	1.38%
Portfolio turnover	12%	12%	15%	14%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-5

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$52.635	$50.524	$50.758	$57.652	$47.359
Income (loss) from investment operations:
Net investment income[1]	0.787	0.770	0.776	0.743	0.607
Net realized and unrealized gain (loss)	5.810	5.168	2.975	(4.560)	11.239
Total from investment operations	6.597	5.938	3.751	(3.817)	11.846
Less dividends and distributions from:
Net investment income	(0.773)	(0.788)	(0.761)	(0.818)	(0.620)
Net realized gain	(3.895)	(3.039)	(3.224)	(2.259)	(0.933)
Total dividends and distributions	(4.668)	(3.827)	(3.985)	(3.077)	(1.553)
Net asset value, end of period	$54.564	$52.635	$50.524	$50.758	$57.652
Total return[2]	12.78%	11.57%	7.80%	(6.31% )	25.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,144,712	$1,075,007	$1,087,591	$1,063,891	$1,263,214
Ratio of expenses to average net assets	0.86%	0.86%	0.87%	0.88%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.90%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	1.44%	1.42%	1.55%	1.41%	1.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.40%	1.38%	1.51%	1.38%	1.13%
Portfolio turnover	12%	12%	15%	14%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-6

LVIP MFS Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS Value Fund-7

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.04% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
LVIP MFS Value Fund-8

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$173,848
Legal	28,857
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,415 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,036,610
Distribution fees payable to LFD	243,533
Shareholder servicing fees payable to Lincoln Life	54,470
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$258,332,729
Sales	302,949,564
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$1,166,944,989
Aggregate unrealized appreciation of investments	$1,062,750,931
Aggregate unrealized depreciation of investments	(25,168,460)
Net unrealized appreciation of investments	$1,037,582,471
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund-9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$191,350,149	$—	$—	$191,350,149
Banks	227,186,445	—	—	227,186,445
Beverages	33,555,722	6,061,646	—	39,617,368
Biotechnology	33,984,917	—	—	33,984,917
Building Products	6,040,773	—	—	6,040,773
Capital Markets	191,647,177	—	—	191,647,177
Chemicals	8,547,263	—	—	8,547,263
Construction Materials	19,526,832	—	—	19,526,832
Consumer Finance	52,115,226	—	—	52,115,226
Electric Utilities	153,398,859	—	—	153,398,859
Electrical Equipment	21,156,071	—	—	21,156,071
Food Products	—	14,168,148	—	14,168,148
Ground Transportation	43,310,431	—	—	43,310,431
Health Care Equipment & Supplies	35,659,246	—	—	35,659,246
Health Care Providers & Services	171,759,761	—	—	171,759,761
Hotels, Restaurants & Leisure	35,311,207	—	—	35,311,207
Household Products	17,418,558	15,265,275	—	32,683,833
Industrial Conglomerates	26,017,983	—	—	26,017,983
Industrial REITs	40,622,178	—	—	40,622,178
Insurance	235,665,590	—	—	235,665,590
IT Services	41,714,211	—	—	41,714,211
Machinery	69,134,751	—	—	69,134,751
Multi-Utilities	38,352,662	—	—	38,352,662
Oil, Gas & Consumable Fuels	127,191,869	—	—	127,191,869
Personal Care Products	5,539,544	—	—	5,539,544
Pharmaceuticals	86,838,514	—	—	86,838,514
Professional Services	24,267,043	—	—	24,267,043
Semiconductors & Semiconductor Equipment	145,479,713	—	—	145,479,713
Specialized REITs	5,759,084	—	—	5,759,084
Specialty Retail	40,875,655	—	—	40,875,655
Tobacco	16,893,488	—	—	16,893,488
Trading Companies & Distributors	11,417,401	—	—	11,417,401
Money Market Fund	692	—	—	692
Short-Term Investment	—	11,222,909	—	11,222,909
Total Investments	$2,157,739,015	$46,717,978	$—	$2,204,456,993
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$33,841,608	$39,212,388
Long-term capital gains	145,672,167	107,205,268
Total	$179,513,775	$146,417,656
LVIP MFS Value Fund-10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$71,539,825
Net unrealized appreciation	1,037,582,471
Distributable earnings/(accumulated loss)	$1,109,122,296
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	2,923,956	2,070,234
Service Class	2,040,484	1,713,378
Shares reinvested:
Standard Class	1,613,852	1,302,289
Service Class	1,720,733	1,371,852
	8,299,025	6,457,753
Shares redeemed:
Standard Class	(3,450,100)	(3,369,933)
Service Class	(3,205,867)	(4,187,351)
	(6,655,967)	(7,557,284)
Net increase (decrease)	1,643,058	(1,099,531)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP MFS Value Fund-11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP MFS Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP MFS Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP MFS Value Fund–13

LVIP Mondrian Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Mondrian Global Income Fund

LVIP Mondrian Global Income Fund
Statement of Net Assets
December 31, 2025

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–0.33%
Germany–0.33%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	$1,355,005
			1,355,005
South Africa–0.00%
=‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	0
			0
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	15
			15
Total Corporate Bonds (Cost $2,715,181)			1,355,020
ΔSOVEREIGN BONDS–59.01%
Australia–4.02%
Australia Government Bonds
1.75% 6/21/51	AUD	3,000,000	1,023,648
2.75% 11/21/27	AUD	6,682,000	4,354,619
2.75% 6/21/35	AUD	5,000,000	2,835,604
3.00% 3/21/47	AUD	3,600,000	1,732,462
3.25% 6/21/39	AUD	5,500,000	3,067,411
4.75% 4/21/27	AUD	5,100,000	3,434,934
			16,448,678
Austria–3.00%
Republic of Austria Government Bonds
0.75% 2/20/28	EUR	6,910,000	7,883,713
6.25% 7/15/27	EUR	3,500,000	4,368,004
			12,251,717
Belgium–2.19%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	946,154
0.40% 6/22/40	EUR	8,250,000	6,054,451
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	1,875,000	1,971,155
			8,971,760
Canada–2.13%
Canada Government Bonds
0.50% 12/1/30	CAD	6,144,000	3,969,484
1.00% 6/1/27	CAD	6,422,000	4,581,702
3.50% 12/1/45	CAD	200,000	140,798
			8,691,984
China–4.29%
China Government Bonds
2.35% 2/25/34	CNY	55,000,000	8,178,323
2.68% 5/21/30	CNY	62,700,000	9,383,257
			17,561,580
Finland–1.25%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	5,097,211
			5,097,211
France–4.22%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	1,000,000	630,125
0.75% 5/25/52	EUR	3,750,000	1,927,179
1.50% 5/25/31	EUR	10,026,297	10,979,180
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bonds O.A.T. (continued)
2.75% 2/25/29	EUR	3,140,000	$3,717,587
			17,254,071
Germany–1.96%
Bundesrepublik Deutschland Bundesanleihe
1.25% 8/15/48	EUR	1,650,000	1,281,133
2.60% 8/15/34	EUR	2,371,000	2,746,598
4.00% 1/4/37	EUR	3,100,000	3,994,098
			8,021,829
Italy–2.89%
Italy Buoni Poliennali Del Tesoro
1.80% 3/1/41	EUR	950,000	847,266
2.45% 9/1/33	EUR	6,958,000	7,773,750
4.75% 9/1/44	EUR	2,500,000	3,208,942
			11,829,958
Japan–3.77%
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	735,100,000	3,870,210
1.60% 6/20/30	JPY	300,000,000	1,922,957
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	760,000,000	2,876,394
1.70% 9/20/44	JPY	1,200,000,000	6,362,130
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	390,037
			15,421,728
Mexico–2.98%
Mexico Bonos
7.50% 6/3/27	MXN	17,500,000	970,534
7.75% 5/29/31	MXN	33,000,000	1,765,406
7.75% 11/13/42	MXN	80,000,000	3,797,307
8.00% 11/7/47	MXN	101,700,000	4,859,179
8.50% 11/18/38	MXN	15,100,000	785,854
			12,178,280
Netherlands–1.23%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,577,260
2.75% 1/15/47	EUR	3,300,000	3,458,442
			5,035,702
New Zealand–5.93%
New Zealand Government Bonds
1.75% 5/15/41	NZD	19,640,000	7,485,253
2.00% 5/15/32	NZD	8,900,000	4,536,562
3.00% 4/20/29	NZD	7,000,000	3,975,164
4.50% 4/15/27	NZD	14,000,000	8,239,646
			24,236,625
Norway–2.98%
Norway Government Bonds
1.38% 8/19/30	NOK	52,000,000	4,612,936
3.63% 4/13/34	NOK	40,000,000	3,837,825
3.63% 5/31/39	NOK	40,000,000	3,745,056
			12,195,817
Republic of Korea–2.75%
Korea Treasury Bonds
3.50% 9/10/28	KRW	4,181,830,000	2,939,002
3.88% 12/10/26	KRW	11,815,920,000	8,302,865
			11,241,867
LVIP Mondrian Global Income Fund-1

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain–4.93%
Spain Government Bonds
2.70% 1/31/30	EUR	6,000,000	$7,092,168
3.15% 4/30/35	EUR	11,200,000	13,073,605
			20,165,773
United Kingdom–8.49%
U.K. Gilts
0.38% 10/22/30	GBP	5,050,000	5,779,951
1.25% 10/22/41	GBP	10,700,000	8,627,434
1.25% 7/31/51	GBP	5,550,000	3,318,597
1.75% 9/7/37	GBP	5,202,000	5,181,062
4.25% 12/7/27	GBP	2,500,000	3,408,350
4.50% 9/7/34	GBP	6,200,000	8,413,388
			34,728,782
Total Sovereign Bonds (Cost $259,113,040)			241,333,362
SUPRANATIONAL BANKS–2.39%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	7,815,263
European Investment Bank 2.15% 1/18/27	JPY	305,000,000	1,972,000
Total Supranational Banks (Cost $13,410,916)			9,787,263
U.S. TREASURY OBLIGATIONS–36.11%
U.S. Treasury Bonds
1.13% 8/15/40		17,000,000	10,676,797
2.25% 5/15/41		12,900,000	9,488,051
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.50% 2/15/46	11,400,000	$7,938,586
2.75% 8/15/42	10,000,000	7,719,141
3.13% 8/15/44	8,800,000	6,965,062
3.63% 8/15/43	3,600,000	3,107,531
3.63% 2/15/53	12,381,100	10,023,855
4.50% 5/15/38	7,300,000	7,437,445
U.S. Treasury Notes
1.13% 2/15/31	9,500,000	8,364,082
1.25% 8/15/31	17,000,000	14,810,586
2.75% 2/15/28	20,345,000	20,038,236
4.13% 9/30/27	22,802,000	23,046,052
4.25% 1/31/26	18,052,000	18,059,214
Total U.S. Treasury Obligations (Cost $160,416,902)		147,674,638

	Number of Shares
MONEY MARKET FUND–1.81%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	7,407,413	7,407,413
Total Money Market Fund (Cost $7,407,413)		7,407,413

TOTAL INVESTMENTS–99.65% (Cost $443,063,452)	407,557,696
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	1,411,209
NET ASSETS APPLICABLE TO 43,730,455 SHARES OUTSTANDING –100.00%	$408,968,905
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND STANDARD CLASS ($51,681,694 / 5,467,575 Shares)	$9.452
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND SERVICE CLASS ($357,287,211 / 38,262,880 Shares)	$9.338
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$495,934,136
Distributable earnings/(accumulated loss)	(86,965,231)
TOTAL NET ASSETS	$408,968,905

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.

★Includes $900,949 payable for fund shares redeemed, $33,357 other accrued expenses payable, $275,439 due to manager and affiliates,
$40,109 payable for audit fee and $21,555 payable for fund accounting fee as of December 31, 2025.

LVIP Mondrian Global Income Fund-2

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(9,629,500)	USD	6,275,150	1/30/26	$—	$(152,214)
SSB	CAD	(11,844,500)	USD	8,502,158	1/30/26	—	(139,502)
SSB	CNY	(31,362,500)	USD	4,428,837	1/30/26	—	(54,082)
SSB	EUR	(39,408,500)	USD	45,922,370	1/30/26	—	(458,557)
SSB	EUR	1,181,000	USD	(1,383,600)	1/30/26	6,350	—
SSB	GBP	(22,542,500)	USD	29,965,408	1/30/26	—	(419,549)
SSB	GBP	4,307,500	USD	(5,736,729)	1/30/26	69,336	—
SSB	JPY	5,836,797,000	USD	(38,633,177)	1/30/26	—	(1,267,656)
SSB	MXN	(318,094,000)	USD	17,090,808	1/30/26	—	(521,005)
SSB	MXN	169,883,000	USD	(9,133,641)	1/30/26	272,219	—
SSB	NOK	125,344,500	USD	(12,550,511)	1/30/26	—	(114,327)
SSB	NZD	(42,418,000)	USD	24,484,942	1/30/26	30,160	—
SSB	NZD	476,000	USD	(270,484)	1/30/26	3,939	—
SSB	NZD	491,500	USD	(285,128)	1/30/26	—	(1,769)
Total Foreign Currency Exchange Contracts						$382,004	$(3,128,661)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-3

LVIP Mondrian Global Income Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$12,511,687
Dividends	230,330
Foreign taxes withheld	(35,631)
12,706,386
EXPENSES:
Management fees	2,698,423
Distribution fees-Service Class	914,761
Shareholder servicing fees	120,391
Accounting and administration expenses	92,929
Professional fees	88,096
Custodian fees	69,935
Reports and statements to shareholders	19,302
Trustees’ fees and expenses	12,085
Pricing fees	11,851
Consulting fees	9,518
Other	39,335
4,076,626
Less:
Management fees waived	(432,035)
Total operating expenses	3,644,591
NET INVESTMENT INCOME	9,061,795
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(9,426,875)
Foreign currencies	398,682
Foreign currency exchange contracts	(1,541,531)
Net realized loss	(10,569,724)
Net change in unrealized appreciation (depreciation) of:
Investments	32,417,792
Foreign currencies	111,657
Foreign currency exchange contracts	(5,700,938)
Net change in unrealized appreciation (depreciation)	26,828,511
NET REALIZED AND UNREALIZED GAIN	16,258,787
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,320,582
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian Global Income Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,061,795	$9,502,447
Net realized loss	(10,569,724)	(8,126,040)
Net change in unrealized appreciation (depreciation)	26,828,511	(25,420,986)
Net increase (decrease) in net assets resulting from operations	25,320,582	(24,044,579)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(253,553)	—
Service Class	(889,327)	—
Return of capital:
Standard Class	—	(1,075,459)
Service Class	—	(7,617,149)
	(1,142,880)	(8,692,608)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,779,805	15,821,496
Service Class	28,772,509	40,603,342
Reinvestment of dividends and distributions:
Standard Class	253,553	1,075,459
Service Class	889,327	7,617,149
	41,695,194	65,117,446
Cost of shares redeemed:
Standard Class	(11,212,422)	(13,990,436)
Service Class	(71,835,849)	(61,964,409)
	(83,048,271)	(75,954,845)
Decrease in net assets derived from capital share transactions	(41,353,077)	(10,837,399)
NET DECREASE IN NET ASSETS	(17,175,375)	(43,574,586)
NET ASSETS:
Beginning of year	426,144,280	469,718,866
End of year	$408,968,905	$426,144,280
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-4

LVIP Mondrian Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22[1]	12/31/21[2]
Net asset value, beginning of period	$8.929	$9.625	$9.253	$10.903	$12.086
Income (loss) from investment operations:
Net investment income[3]	0.225	0.218	0.182	0.123	0.088
Net realized and unrealized gain (loss)	0.345	(0.708)	0.190	(1.773)	(0.693)
Total from investment operations	0.570	(0.490)	0.372	(1.650)	(0.605)
Less dividends and distributions from:
Net investment income	(0.047)	—	—	—	(0.175)
Net realized gain	—	—	—	—	(0.217)
Return of capital	—	(0.206)	—	—	(0.186)
Total dividends and distributions	(0.047)	(0.206)	—	—	(0.578)
Net asset value, end of period	$9.452	$8.929	$9.625	$9.253	$10.903
Total return[4]	6.39%	(5.15% )	4.02%	(15.13% )	(5.09% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,682	$48,062	$48,787	$120,770	$201,394
Ratio of expenses to average net assets	0.66%	0.66%	0.65%	0.64%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.76%
Ratio of net investment income to average net assets	2.40%	2.34%	1.96%	1.27%	0.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.30%	2.24%	1.85%	1.16%	0.67%
Portfolio turnover	27%	7%	27%	40%	45%

[1]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[2]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-5

LVIP Mondrian Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22[1]	12/31/21[2]
Net asset value, beginning of period	$8.820	$9.510	$9.165	$10.826	$12.006
Income (loss) from investment operations:
Net investment income[3]	0.199	0.192	0.156	0.098	0.059
Net realized and unrealized gain (loss)	0.342	(0.700)	0.189	(1.759)	(0.689)
Total from investment operations	0.541	(0.508)	0.345	(1.661)	(0.630)
Less dividends and distributions from:
Net investment income	(0.023)	—	—	—	(0.156)
Net realized gain	—	—	—	—	(0.217)
Return of capital	—	(0.182)	—	—	(0.177)
Total dividends and distributions	(0.023)	(0.182)	—	—	(0.550)
Net asset value, end of period	$9.338	$8.820	$9.510	$9.165	$10.826
Total return[4]	6.14%	(5.40% )	3.76%	(15.34% )	(5.33% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$357,287	$378,082	$420,932	$431,610	$574,126
Ratio of expenses to average net assets	0.91%	0.91%	0.90%	0.89%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.01%	1.00%	1.01%
Ratio of net investment income to average net assets	2.15%	2.09%	1.71%	1.02%	0.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	1.99%	1.60%	0.91%	0.42%
Portfolio turnover	27%	7%	27%	40%	45%

[1]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[2]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-6

LVIP Mondrian Global Income Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign
LVIP Mondrian Global Income Fund-7

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP Mondrian Global Income Fund is $685,873 and $675,123 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.1025% on the first $350 million of average daily net assets of the Fund; 0.1125% on the next $175 million; 0.1225% on the next $175 million; and 0.1375% on the excess of $700 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$34,519
Legal	5,713
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian Global Income Fund-8

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,867 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$189,348
Distribution fees payable to LFD	75,830
Printing and mailing fees payable to Lincoln Life	205
Shareholder servicing fees payable to Lincoln Life	10,056
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$77,748,001
Purchases of U.S. government securities	27,743,936
Sales other than U.S. government securities	100,995,739
Sales of U.S. government securities	57,664,438
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$443,135,793
Aggregate unrealized appreciation of investments and derivatives	$9,584,877
Aggregate unrealized depreciation of investments and derivatives	(45,180,038)
Net unrealized depreciation of investments and derivatives	$(35,595,161)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian Global Income Fund-9

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$1,355,020	$— *	$1,355,020
Sovereign Bonds	—	241,333,362	—	241,333,362
Supranational Banks	—	9,787,263	—	9,787,263
U.S. Treasury Obligations	—	147,674,638	—	147,674,638
Money Market Fund	7,407,413	—	—	7,407,413
Total Investments	$7,407,413	$400,150,283	$—	$407,557,696
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$382,004	$—	$382,004
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,128,661)	$—	$(3,128,661)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives, premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$1,142,880	$—
Return of capital	—	8,692,608
Total	$1,142,880	$8,692,608
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$6,058,591
Capital loss carryforward	(48,669,021)
Other temporary differences	(8,759,640)
Net unrealized depreciation	(35,595,161)
Distributable earnings/(accumulated loss)	$(86,965,231)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
LVIP Mondrian Global Income Fund-10

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$19,427,283	$29,241,738	$48,669,021
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,256,480	1,710,470
Service Class	3,098,489	4,463,778
Shares reinvested:
Standard Class	26,974	116,961
Service Class	95,760	838,432
	4,477,703	7,129,641
Shares redeemed:
Standard Class	(1,198,789)	(1,513,394)
Service Class	(7,796,789)	(6,699,660)
	(8,995,578)	(8,213,054)
Net decrease	(4,517,875)	(1,083,413)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP Mondrian Global Income Fund-11

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$382,004	Receivables and other assets net of liabilities	$(3,128,661)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,541,531)	$(5,700,938)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$73,784,241	$136,317,304
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
State Street Bank & Trust Company	$382,004	$(3,128,661)	$(2,746,657)
Total	$382,004	$(3,128,661)	$(2,746,657)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
State Street Bank & Trust Company	$(2,746,657)	$—	$—	$—	$—	$(2,746,657)
Total	$(2,746,657)	$—	$—	$—	$—	$(2,746,657)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP Mondrian Global Income Fund-12

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
LVIP Mondrian Global Income Fund-13

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian Global Income Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Mondrian Global Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Mondrian Global Income Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Mondrian Global Income Fund–15

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.37%
Australia–1.48%
Aurizon Holdings Ltd.	7,076,467	$17,219,174
		17,219,174
Austria–1.42%
ANDRITZ AG	211,908	16,524,281
		16,524,281
Finland–2.01%
UPM-Kymmene OYJ	810,253	23,423,933
		23,423,933
France–15.59%
Bouygues SA	601,487	31,268,504
Capgemini SE	193,699	32,163,357
Carrefour SA	986,933	16,467,538
Kering SA	29,166	10,191,699
Pernod Ricard SA	347,444	29,750,340
Sanofi SA	318,392	30,806,068
Vinci SA	221,732	31,193,939
		181,841,445
Germany–10.11%
Allianz SE	85,197	39,393,150
Deutsche Post AG	558,768	30,467,217
Evonik Industries AG	1,030,877	16,087,944
Merck KGaA	223,522	31,901,765
		117,850,076
Hong Kong–6.15%
AIA Group Ltd.	2,219,000	22,840,375
CK Hutchison Holdings Ltd.	4,255,000	28,927,428
Jardine Matheson Holdings Ltd.	292,500	19,961,726
		71,729,529
Italy–6.69%
Enel SpA	3,264,615	33,943,289
Eni SpA	491,275	9,312,667
Snam SpA	5,235,595	34,789,847
		78,045,803
Japan–23.37%
FUJIFILM Holdings Corp.	1,151,300	24,428,756
Fujitsu Ltd.	855,000	23,497,883
Honda Motor Co. Ltd.	1,373,800	13,483,395
KDDI Corp.	1,486,900	25,734,823
Komatsu Ltd.	408,200	12,953,184
Minebea Mitsumi, Inc.	990,500	19,930,415
Mitsubishi Electric Corp.	533,600	15,558,091
NTT, Inc.	13,508,100	13,636,297
Panasonic Holdings Corp.	2,424,100	31,426,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Secom Co. Ltd.	459,800	$16,338,613
Shin-Etsu Chemical Co. Ltd.	275,300	8,551,133
Sompo Holdings, Inc.	481,300	16,336,377
Sony Group Corp.	1,096,500	28,126,289
Toyota Industries Corp.	198,600	22,514,582
		272,515,940
Netherlands–1.74%
Koninklijke Philips NV	744,558	20,273,714
		20,273,714
Singapore–2.97%
United Overseas Bank Ltd.	1,272,281	34,651,228
		34,651,228
Spain–3.56%
Banco Santander SA	3,531,371	41,565,961
		41,565,961
Switzerland–4.98%
Nestle SA	394,729	39,180,453
Roche Holding AG	45,793	18,911,142
		58,091,595
United Kingdom–19.30%
Associated British Foods PLC	1,026,576	29,322,432
BP PLC	2,890,612	16,857,943
British American Tobacco PLC	452,815	25,670,388
GSK PLC	1,510,386	37,030,459
Imperial Brands PLC	135,209	5,677,452
Lloyds Banking Group PLC	31,295,460	41,394,949
Shell PLC	532,874	19,637,609
SSE PLC	1,218,278	35,717,370
WPP PLC	3,054,899	13,723,320
		225,031,922
Total Common Stock (Cost $819,156,038)		1,158,764,601

MONEY MARKET FUND–0.16%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	1,806,101	1,806,101
Total Money Market Fund (Cost $1,806,101)		1,806,101

LVIP Mondrian International Value Fund-1

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.53% (Cost $820,962,139)	$1,160,570,702
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	5,483,302
NET ASSETS APPLICABLE TO 54,875,981 SHARES OUTSTANDING–100.00%	$1,166,054,004
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($869,725,340 / 40,918,980 Shares)	$21.255
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($296,328,664 / 13,957,001 Shares)	$21.232
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$787,814,799
Distributable earnings/(accumulated loss)	378,239,205
TOTAL NET ASSETS	$1,166,054,004

ΔSecurities have been classified by country of origin.

★Includes $1,968,154 payable for fund shares redeemed, $41,954 other accrued expenses payable, $747,770 due to manager and affiliates,
$19,687 payable for audit fee and $30,215 payable for fund accounting fee as of December 31, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-2

LVIP Mondrian International Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$47,338,553
Foreign taxes withheld	(3,841,453)
43,497,100
EXPENSES:
Management fees	7,671,676
Distribution fees-Service Class	706,926
Shareholder servicing fees	327,298
Accounting and administration expenses	198,658
Professional fees	122,088
Custodian fees	114,001
Reports and statements to shareholders	36,525
Trustees’ fees and expenses	32,368
Pricing fees	14,821
Consulting fees	13,278
Other	29,905
9,267,544
Less:
Management fees waived	(162,861)
Total operating expenses	9,104,683
NET INVESTMENT INCOME	34,392,417
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	93,624,099
Foreign currencies	234,818
Net realized gain	93,858,917
Net change in unrealized appreciation (depreciation) of:
Investments	219,645,852
Foreign currencies	516,779
Net change in unrealized appreciation (depreciation)	220,162,631
NET REALIZED AND UNREALIZED GAIN	314,021,548
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$348,413,965
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$34,392,417	$32,384,565
Net realized gain	93,858,917	78,032,754
Net change in unrealized appreciation (depreciation)	220,162,631	(57,464,254)
Net increase in net assets resulting from operations	348,413,965	52,953,065
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(55,621,380)	(35,527,889)
Service Class	(18,428,682)	(10,404,067)
	(74,050,062)	(45,931,956)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	52,581,973	116,213,495
Service Class	37,429,872	44,548,885
Reinvestment of dividends and distributions:
Standard Class	55,621,380	35,527,889
Service Class	18,428,682	10,404,067
	164,061,907	206,694,336
Cost of shares redeemed:
Standard Class	(264,007,153)	(151,404,345)
Service Class	(84,746,251)	(59,181,710)
	(348,753,404)	(210,586,055)
Decrease in net assets derived from capital share transactions	(184,691,497)	(3,891,719)
NET INCREASE IN NET ASSETS	89,672,406	3,129,390
NET ASSETS:
Beginning of year	1,076,381,598	1,073,252,208
End of year	$1,166,054,004	$1,076,381,598
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-3

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.657	$16.597	$14.273	$16.478	$15.341
Income (loss) from investment operations:
Net investment income[1]	0.615	0.524	0.475	0.435	0.466
Net realized and unrealized gain (loss)	5.390	0.285	2.384	(2.215)	1.249
Total from investment operations	6.005	0.809	2.859	(1.780)	1.715
Less dividends and distributions from:
Net investment income	(0.813)	(0.565)	(0.535)	(0.425)	(0.578)
Net realized gain	(0.594)	(0.184)	—	—	—
Total dividends and distributions	(1.407)	(0.749)	(0.535)	(0.425)	(0.578)
Net asset value, end of period	$21.255	$16.657	$16.597	$14.273	$16.478
Total return[2]	36.38%	4.70%	20.11%	(10.76% )	11.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$869,725	$819,125	$813,764	$588,377	$718,353
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.77%	0.78%	0.76%
Ratio of net investment income to average net assets	3.11%	3.01%	3.01%	2.90%	2.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.10%	2.99%	3.00%	2.88%	2.77%
Portfolio turnover	27%	32%	25%	23%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-4

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.642	$16.583	$14.262	$16.465	$15.327
Income (loss) from investment operations:
Net investment income[1]	0.565	0.480	0.434	0.397	0.423
Net realized and unrealized gain (loss)	5.380	0.283	2.381	(2.213)	1.250
Total from investment operations	5.945	0.763	2.815	(1.816)	1.673
Less dividends and distributions from:
Net investment income	(0.761)	(0.520)	(0.494)	(0.387)	(0.535)
Net realized gain	(0.594)	(0.184)	—	—	—
Total dividends and distributions	(1.355)	(0.704)	(0.494)	(0.387)	(0.535)
Net asset value, end of period	$21.232	$16.642	$16.583	$14.262	$16.465
Total return[2]	36.05%	4.43%	19.81%	(10.98% )	10.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$296,329	$257,257	$259,488	$245,783	$289,275
Ratio of expenses to average net assets	0.99%	0.99%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.01%	1.02%	1.03%	1.01%
Ratio of net investment income to average net assets	2.86%	2.76%	2.76%	2.65%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.85%	2.74%	2.75%	2.63%	2.52%
Portfolio turnover	27%	32%	25%	23%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-5

LVIP Mondrian International Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Mondrian International Value Fund-6

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP Mondrian International Value Fund is $73,068 and $72,911 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.015% on the first $1 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$92,877
Legal	15,409
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian International Value Fund-7

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,001 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$655,721
Distribution fees payable to LFD	63,117
Printing and mailing fees payable to Lincoln Life	250
Shareholder servicing fees payable to Lincoln Life	28,682
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$298,047,483
Sales	521,630,665
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$859,994,903
Aggregate unrealized appreciation of investments	$328,260,505
Aggregate unrealized depreciation of investments	(27,389,591)
Net unrealized appreciation of investments	$300,870,914
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund-8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$17,219,174	$—	$17,219,174
Austria	—	16,524,281	—	16,524,281
Finland	—	23,423,933	—	23,423,933
France	—	181,841,445	—	181,841,445
Germany	—	117,850,076	—	117,850,076
Hong Kong	—	71,729,529	—	71,729,529
Italy	—	78,045,803	—	78,045,803
Japan	—	272,515,940	—	272,515,940
Netherlands	—	20,273,714	—	20,273,714
Singapore	—	34,651,228	—	34,651,228
Spain	—	41,565,961	—	41,565,961
Switzerland	—	58,091,595	—	58,091,595
United Kingdom	—	225,031,922	—	225,031,922
Money Market Fund	1,806,101	—	—	1,806,101
Total Investments	$1,806,101	$1,158,764,601	$—	$1,160,570,702
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sale and mark-to-market adjustments on Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$51,460,803	$45,931,956
Long-term capital gains	22,589,259	—
Total	$74,050,062	$45,931,956
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,391,287
Undistributed long-term capital gains	75,977,004
Net unrealized appreciation	300,870,914
Distributable earnings/(accumulated loss)	$378,239,205
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Mondrian International Value Fund-9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	2,634,719	6,780,568
Service Class	1,894,080	2,610,176
Shares reinvested:
Standard Class	2,681,684	2,044,890
Service Class	890,022	598,917
	8,100,505	12,034,551
Shares redeemed:
Standard Class	(13,573,652)	(8,680,415)
Service Class	(4,285,134)	(3,399,094)
	(17,858,786)	(12,079,509)
Net decrease	(9,758,281)	(44,958)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Mondrian International Value Fund-10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Mondrian International Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Mondrian International Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Mondrian International Value Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.56%
INVESTMENT COMPANIES–96.56%
Equity Fund–38.79%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,621,315	$37,048,674
		37,048,674
International Equity Funds–57.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	597,189	9,467,822
LVIP Franklin Templeton Multi-Factor International Equity Fund	895,103	9,378,890
LVIP Loomis Sayles Global Growth Fund	1,889,593	36,327,433
		55,174,145
Total Affiliated Investments (Cost $53,330,699)		92,222,819

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.22%
INVESTMENT COMPANY–3.22%
Money Market Fund–3.22%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	3,073,387	$3,073,387
Total Unaffiliated Investment (Cost $3,073,387)		3,073,387

TOTAL INVESTMENTS–99.78% (Cost $56,404,086)	95,296,206
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	211,025
NET ASSETS APPLICABLE TO 5,793,930 SHARES OUTSTANDING–100.00%	$95,507,231

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	CME British Pound Currency Futures	$168,225	$166,468	3/16/26	$1,757	$—
2	CME Euro Foreign Exchange Currency Futures	294,500	292,173	3/16/26	2,327	—
3	CME Japanese Yen Currency Futures	240,694	243,121	3/16/26	—	(2,427)
					4,084	(2,427)
Equity Contracts:
3	CME E-mini Russell 2000 Index Futures	374,700	392,047	3/20/26	—	(17,347)
4	CME E-mini S&P 500 Index Futures	1,378,500	1,378,242	3/20/26	258	—
2	CME E-mini S&P MidCap 400 Index Futures	665,040	675,141	3/20/26	—	(10,101)
5	Eurex EURO STOXX 50 Futures	343,217	338,354	3/20/26	4,863	—
2	FTSE 100 Index Futures	267,999	261,491	3/20/26	6,508	—
2	ICE U.S. MSCI Emerging Markets Index Futures	141,140	138,975	3/20/26	2,165	—
1	OSE Nikkei 225 Index Futures	321,757	322,496	3/12/26	—	(739)
					13,794	(28,187)
Total Futures Contracts					$17,878	$(30,614)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund-1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$92,222,819
Unaffiliated investments, at value	3,073,387
Receivable for fund shares sold	1,205,621
Cash collateral held at broker for futures contracts	256,959
Expense reimbursement receivable from Lincoln Financial Investments Corporation	11,191
Dividends and interest receivable	9,927
Prepaid expenses	354
Cash	38
TOTAL ASSETS	96,780,296
LIABILITIES:
Payable for securities purchased	722,347
Payable for fund shares redeemed	445,258
Due to manager and affiliates	46,264
Variation margin due to broker on futures contracts	22,966
Payable for audit fee	17,071
Payable for fund accounting fee	13,775
Other accrued expenses payable	5,384
TOTAL LIABILITIES	1,273,065
TOTAL NET ASSETS	$95,507,231
Affiliated investments, at cost	$53,330,699
Unaffiliated investments, at cost	3,073,387
Standard Class:
Net Assets	$2,058,813
Shares Outstanding	124,755
Net Asset Value Per Share	$16.503
Service Class:
Net Assets	$93,448,418
Shares Outstanding	5,669,175
Net Asset Value Per Share	$16.484
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$49,775,128
Distributable earnings/(accumulated loss)	45,732,103
TOTAL NET ASSETS	$95,507,231
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$908,999
Dividends from unaffiliated investments	155,875
1,064,874
EXPENSES:
Distribution fees-Service Class	327,826
Management fees	191,358
Accounting and administration expenses	47,384
Professional fees	38,333
Shareholder servicing fees	27,747
Consulting fees	7,672
Custodian fees	7,186
Reports and statements to shareholders	5,083
Trustees’ fees and expenses	2,791
Pricing fees	965
Other	5,147
661,492
Less:
Expenses reimbursed	(132,740)
Total operating expenses	528,752
NET INVESTMENT INCOME	536,122
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	4,382,727
Distributions from affiliated investment companies	6,850,196
Foreign currencies	(3,752)
Futures contracts	(2,884,133)
Net realized gain	8,345,038
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	4,951,352
Foreign currencies	361
Futures contracts	193,109
Net change in unrealized appreciation (depreciation)	5,144,822
NET REALIZED AND UNREALIZED GAIN	13,489,860
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,025,982
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$536,122	$626,007
Net realized gain	8,345,038	7,417,383
Net change in unrealized appreciation (depreciation)	5,144,822	6,700,073
Net increase in net assets resulting from operations	14,025,982	14,743,463
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(57,543)	(134,279)
Service Class	(2,233,292)	(6,313,148)
	(2,290,835)	(6,447,427)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	737,780	806,000
Service Class	10,805,487	8,094,671
Reinvestment of dividends and distributions:
Standard Class	57,543	134,279
Service Class	2,233,292	6,313,148
	13,834,102	15,348,098
Cost of shares redeemed:
Standard Class	(871,449)	(735,964)
Service Class	(24,788,232)	(20,154,457)
	(25,659,681)	(20,890,421)
Decrease in net assets derived from capital share transactions	(11,825,579)	(5,542,323)
NET INCREASE (DECREASE) IN NET ASSETS	(90,432)	2,753,713
NET ASSETS:
Beginning of year	95,597,663	92,843,950
End of year	$95,507,231	$95,597,663
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.638	$13.466	$11.160	$13.930	$12.236
Income (loss) from investment operations:
Net investment income[1]	0.141	0.146	0.145	0.178	0.121
Net realized and unrealized gain (loss)	2.173	2.124	2.761	(2.679)	1.824
Total from investment operations	2.314	2.270	2.906	(2.501)	1.945
Less dividends and distributions from:
Net investment income	(0.184)	(0.215)	(0.178)	(0.177)	(0.251)
Net realized gain	(0.265)	(0.883)	(0.422)	(0.065)	—
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.449)	(1.098)	(0.600)	(0.269)	(0.251)
Net asset value, end of period	$16.503	$14.638	$13.466	$11.160	$13.930
Total return[2]	15.81%	16.84%	26.01%	(17.93% )	15.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,059	$1,884	$1,507	$3,189	$3,850
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.35%	0.33%	0.37%	0.40%	0.38%
Ratio of net investment income to average net assets	0.90%	0.99%	1.16%	1.50%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.87%	1.00%	1.31%	0.72%
Portfolio turnover	20%	14%	15%	18%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.622	$13.452	$11.145	$13.907	$12.219
Income (loss) from investment operations:
Net investment income[1]	0.086	0.094	0.101	0.136	0.073
Net realized and unrealized gain (loss)	2.166	2.119	2.752	(2.672)	1.820
Total from investment operations	2.252	2.213	2.853	(2.536)	1.893
Less dividends and distributions from:
Net investment income	(0.125)	(0.160)	(0.124)	(0.134)	(0.205)
Net realized gain	(0.265)	(0.883)	(0.422)	(0.065)	—
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.390)	(1.043)	(0.546)	(0.226)	(0.205)
Net asset value, end of period	$16.484	$14.622	$13.452	$11.145	$13.907
Total return[2]	15.40%	16.44%	25.58%	(18.22% )	15.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,448	$93,714	$91,337	$98,707	$127,109
Ratio of expenses to average net assets[3]	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.70%	0.68%	0.72%	0.75%	0.73%
Ratio of net investment income to average net assets	0.55%	0.64%	0.81%	1.15%	0.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.41%	0.52%	0.65%	0.96%	0.37%
Portfolio turnover	20%	14%	15%	18%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively,  the “Underlying Funds”). The Fund is advised by LFI. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Multi-Manager Global Equity Managed Volatility Fund-7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.20% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2026 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$158,596	$119,895	$132,740	$411,231
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$7,934
Legal	1,314
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,259 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Multi-Manager Global Equity Managed Volatility Fund-8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$11,191
Management fees payable to LFI	16,190
Distribution fees payable to LFD	27,722
Printing and mailing fees payable to Lincoln Life	5
Shareholder servicing fees payable to Lincoln Life	2,347
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.56%@
Equity Fund-38.79%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$35,756,796	$8,998,662	$9,626,073	$957,718	$961,571	$—	$37,048,674	1,621,315	$322,628	$3,067,927
International Equity Funds-57.77%@
✧✧LVIP Dimensional International Core Equity Fund	9,203,189	983,217	3,279,361	449,357	2,111,420	—	9,467,822	597,189	287,008	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	9,186,530	1,067,428	3,391,165	420,013	2,097,857	(1,773)	9,378,890	895,103	299,363	50,891
✧✧LVIP Loomis Sayles Global Growth Fund	36,822,504	7,423,915	10,255,521	2,555,639	(219,496)	392	36,327,433	1,889,593	—	3,731,378
Total	$90,969,019	$18,473,222	$26,552,120	$4,382,727	$4,951,352	$(1,381)	$92,222,819		$908,999	$6,850,196

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$18,473,222
Sales	26,552,120
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$57,892,471
Aggregate unrealized appreciation of investments and derivatives	$37,491,097
Aggregate unrealized depreciation of investments and derivatives	(88,070)
Net unrealized appreciation of investments and derivatives	$37,403,027
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP Multi-Manager Global Equity Managed Volatility Fund-9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$92,222,819	$—	$—	$92,222,819
Unaffiliated Investment Company	3,073,387	—	—	3,073,387
Total Investments	$95,296,206	$—	$—	$95,296,206
Derivatives:
Assets:
Futures Contracts	$17,878	$—	$—	$17,878
Liabilities:
Futures Contracts	$(30,614)	$—	$—	$(30,614)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$722,584	$1,538,373
Long-term capital gains	1,568,251	4,909,054
Total	$2,290,835	$6,447,427
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$14,356
Undistributed long-term capital gains	8,556,839
Other temporary differences	(242,119)
Net unrealized appreciation	37,403,027
Distributable earnings/(accumulated loss)	$45,732,103
LVIP Multi-Manager Global Equity Managed Volatility Fund-10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	47,296	56,126
Service Class	703,373	555,079
Shares reinvested:
Standard Class	3,464	9,110
Service Class	134,882	428,865
	889,015	1,049,180
Shares redeemed:
Standard Class	(54,681)	(48,492)
Service Class	(1,578,214)	(1,364,491)
	(1,632,895)	(1,412,983)
Net decrease	(743,880)	(363,803)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Multi-Manager Global Equity Managed Volatility Fund-11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$13,794	Variation margin due to broker on futures contracts	$(28,187)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	4,084	Variation margin due to broker on futures contracts	(2,427)
Total		$17,878		$(30,614)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,733,890)	$164,746
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(150,243)	28,363
Total		$(2,884,133)	$193,109
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,392,929	$1,535,664
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Multi-Manager Global Equity Managed Volatility Fund-12

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
At a meeting held on December 8-9, 2025, of the Board of Trustees ("Board") of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the "Acquiring Fund"), a series of the Trust (the "Reorganization"). The Reorganization is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed Reorganization will be included in proxy materials.
The Reorganization is subject to certain conditions, included approval by shareholders of the Fund. Proxy materials regarding the Reorganization will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, who are shareholders of the Fund, as of the close of business day on February 27, 2026 ("Record Date"). A meeting of shareholders, as of the Record Date, to consider the Reorganization is scheduled to be held on or about June 3, 2026, and the Fund's Reorganization is expected to be completed on or about June 5, 2026 ("Closing Date").
Management has determined that no additional events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Multi-Manager Global Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP Nomura Diversified Floating Rate Fund
(formerly, LVIP Macquarie Diversified Floating Rate Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Nomura Diversified Floating Rate Fund

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.84%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 5.72% (30 day USD SOFR Average + 1.85%) 11/25/43	2,609,196	$2,632,299
Series 2024-DNA3 Class M1 4.87% (30 day USD SOFR Average + 1.00%) 10/25/44	15,819	15,819
Series 2025-DNA2 Class M2 5.37% (30 day USD SOFR Average + 1.50%) 5/25/45	605,000	605,861
Series 2025-DNA3 Class M2 5.37% (30 day USD SOFR Average + 1.50%) 9/25/45	730,000	731,013
Series 2025-HQA1 Class M2 5.52% (30 day USD SOFR Average + 1.65%) 2/25/45	800,000	802,220
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R07 Class 2M1 5.82% (30 day USD SOFR Average + 1.95%) 9/25/43	1,587,656	1,594,122
Series 2023-R08 Class 1M1 5.37% (30 day USD SOFR Average + 1.50%) 10/25/43	875,396	876,874
Series 2024-R04 Class 1A1 4.87% (30 day USD SOFR Average + 1.00%) 5/25/44	1,730,090	1,731,804
Series 2025-R01 Class 1M2 5.37% (30 day USD SOFR Average + 1.50%) 1/25/45	1,670,000	1,672,240
Series 2025-R02 Class 1M2 5.47% (30 day USD SOFR Average + 1.60%) 2/25/45	1,570,000	1,574,525
Series 2025-R03 Class 2M1 5.47% (30 day USD SOFR Average + 1.60%) 3/25/45	113,481	113,870
Series 2025-R04 Class 1M2 5.37% (30 day USD SOFR Average + 1.50%) 5/25/45	1,445,000	1,447,066
Series 2025-R05 Class 2M2 5.47% (30 day USD SOFR Average + 1.60%) 7/25/45	710,000	712,398
Total Agency Collateralized Mortgage Obligations (Cost $14,461,694)		14,510,111
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.78%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	1,250,000	1,132,080
♦•Series K-150 Class A2 3.71% 9/25/32	1,500,000	1,452,341
♦•Series K-170 Class A2 5.00% 2/25/35	2,450,000	2,538,928
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
♦Series K753 Class A2 4.40% 10/25/30	1,000,000	$1,015,694
Total Agency Commercial Mortgage-Backed Securities (Cost $6,022,480)		6,139,043
AGENCY MORTGAGE-BACKED SECURITIES–7.95%
Federal Home Loan Mortgage Corp.
2.00% 8/1/36	2,555,704	2,367,073
2.50% 5/1/52	934,744	794,430
4.50% 10/1/52	1,201,357	1,177,462
5.00% 6/1/53	1,504,460	1,505,923
5.50% 11/1/52	763,005	777,634
Federal National Mortgage Association
2.00% 4/1/51	14,424,531	11,750,763
2.00% 7/1/51	967,308	788,509
2.50% 3/1/51	9,116,154	7,776,760
3.00% 8/1/52	5,401,407	4,780,921
3.50% 5/1/52	3,440,989	3,188,995
4.00% 1/1/56	3,340,000	3,169,129
4.50% 10/1/52	1,196,548	1,173,613
5.00% 4/1/55	1,578,628	1,574,709
5.50% 3/1/53	1,745,883	1,777,004
5.50% 2/1/55	2,010,947	2,039,512
6.00% 12/1/52	5,142,217	5,312,283
6.50% 3/1/55	1,997,689	2,075,126
Government National Mortgage Association
2.00% 10/20/50	3,715,860	3,079,557
2.50% 7/20/51	3,615,145	3,120,004
3.00% 4/20/52	2,629,201	2,365,489
5.50% 2/20/55	2,263,456	2,288,318
Total Agency Mortgage-Backed Securities (Cost $62,732,108)		62,883,214
CORPORATE BONDS–13.34%
Aerospace & Defense–0.31%
Boeing Co.
6.26% 5/1/27	875,000	897,764
6.39% 5/1/31	280,000	303,854
Bombardier, Inc.
7.00% 6/1/32	405,000	427,940
7.25% 7/1/31	405,000	431,587
TransDigm, Inc. 6.63% 3/1/32	405,000	421,370
		2,482,515
Agriculture–0.08%
Cargill, Inc. 4.13% 10/23/30	665,000	662,119
		662,119
Apparel–0.25%
Gildan Activewear, Inc. 4.70% 10/7/30	1,980,000	1,970,284
		1,970,284
LVIP Nomura Diversified Floating Rate Fund-1

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.09%
General Motors Financial Co., Inc.
5.60% 6/18/31	291,000	$303,265
5.63% 4/4/32	360,000	374,839
		678,104
Banks–4.47%
Banco Santander SA 4.55% 11/6/30	600,000	600,636
μBank of America Corp.
1.73% 7/22/27	1,720,000	1,698,058
6.20% 11/10/28	1,315,000	1,366,432
6.25% 7/26/30	1,400,000	1,421,988
6.63% 5/1/30	575,000	599,122
Citibank NA 5.44% 4/30/26	595,000	597,268
μCitigroup, Inc.
4.50% 9/11/31	1,185,000	1,188,667
6.63% 2/15/31	500,000	508,136
6.75% 2/15/30	606,000	616,865
μDeutsche Bank AG
2.55% 1/7/28	1,080,000	1,062,128
5.30% 5/9/31	730,000	747,933
6.82% 11/20/29	252,000	268,706
7.15% 7/13/27	640,000	649,767
μGoldman Sachs Group, Inc.
1.54% 9/10/27	5,255,000	5,162,926
4.37% 10/21/31	1,220,000	1,217,092
6.48% 10/24/29	1,085,000	1,150,628
μHuntington Bancshares, Inc. 6.25% 10/15/30	710,000	710,600
μJPMorgan Chase & Co.
1.47% 9/22/27	2,495,000	2,449,468
5.10% 4/22/31	975,000	1,006,665
5.14% 1/24/31	670,000	692,508
5.57% 4/22/28	850,000	866,909
μMorgan Stanley
4.13% 10/18/29	455,000	454,854
5.66% 4/17/36	480,000	503,839
6.41% 11/1/29	1,005,000	1,065,208
μNatWest Group PLC 5.12% 5/23/31	365,000	374,674
μNordea Bank Abp 6.75% 11/10/33	580,000	595,520
μPNC Bank NA 4.43% 7/21/28	2,270,000	2,285,183
Popular, Inc. 7.25% 3/13/28	800,000	843,056
μToronto-Dominion Bank 6.35% 10/31/85	510,000	517,092
μU.S. Bancorp
5.05% 2/12/31	895,000	919,300
6.79% 10/26/27	435,000	444,508
μUBS Group AG 5.01% 3/23/37	1,055,000	1,045,694
μWells Fargo & Co.
5.15% 4/23/31	60,000	61,932
5.61% 4/23/36	1,575,000	1,650,776
		35,344,138
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.05%
Standard Building Solutions, Inc. 6.25% 8/1/33	422,000	$431,089
		431,089
Commercial Services–0.11%
Block, Inc. 6.00% 8/15/33	862,000	884,937
		884,937
Computers–0.32%
Amentum Holdings, Inc. 7.25% 8/1/32	1,920,000	2,023,841
Leidos, Inc. 5.40% 3/15/32	460,000	478,450
		2,502,291
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	313,201
		313,201
Diversified Financial Services–1.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63% 10/15/27	440,000	443,598
μAir Lease Corp. 4.13% 12/15/26	550,000	536,902
Apollo Global Management, Inc.
4.60% 1/15/31	585,000	588,248
5.15% 8/12/35	445,000	445,803
Avolon Holdings Funding Ltd. 5.38% 5/30/30	238,000	244,332
Brookfield Asset Management Ltd. 4.65% 11/15/30	1,150,000	1,158,243
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	2,000,000	2,039,992
Jefferies Financial Group, Inc. 2.63% 10/15/31	405,000	358,981
OneMain Finance Corp. 7.13% 9/15/32	1,535,000	1,594,743
PennyMac Financial Services, Inc. 6.88% 5/15/32	1,545,000	1,617,453
		9,028,295
Electric–0.50%
μAmerican Electric Power Co., Inc. 5.80% 3/15/56	495,000	491,416
Black Hills Corp. 4.55% 1/31/31	615,000	615,122
μDominion Energy, Inc. 6.20% 2/15/56	535,000	535,365
Duke Energy Florida LLC 4.20% 12/1/30	670,000	670,235
μVistra Corp. 7.00% 12/15/26	1,625,000	1,653,379
		3,965,517
LVIP Nomura Diversified Floating Rate Fund-2

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.20%
Caesars Entertainment, Inc.
6.50% 2/15/32	810,000	$829,784
7.00% 2/15/30	687,000	711,496
		1,541,280
Health Care Services–0.06%
Global Medical Response, Inc. 7.38% 10/1/32	448,000	465,639
		465,639
Insurance–0.16%
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,228,184
		1,228,184
Internet–0.24%
Amazon.com, Inc. 4.10% 11/20/30	745,000	745,812
Meta Platforms, Inc. 4.60% 11/15/32	1,160,000	1,169,326
		1,915,138
Investment Companies–0.22%
Apollo Debt Solutions BDC 6.70% 7/29/31	375,000	395,696
ARES Capital Corp. 5.10% 1/15/31	790,000	780,290
Blackstone Private Credit Fund 5.05% 9/10/30	610,000	600,727
		1,776,713
Iron & Steel–0.36%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	830,250
Commercial Metals Co. 6.00% 12/15/35	1,955,000	2,004,180
		2,834,430
Media–0.70%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.38% 9/1/29	925,000	937,715
Midcontinent Communications 8.00% 8/15/32	830,000	849,609
Sirius XM Radio LLC
4.00% 7/15/28	1,615,000	1,578,769
4.13% 7/1/30	930,000	884,493
Time Warner Cable LLC 6.55% 5/1/37	1,275,000	1,301,085
		5,551,671
Mining–0.11%
Fortescue Treasury Pty. Ltd.
5.88% 4/15/30	415,000	426,768
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Fortescue Treasury Pty. Ltd. (continued)
6.13% 4/15/32	415,000	$433,046
		859,814
Office Business Equipment–0.12%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	965,000	937,580
		937,580
Oil & Gas–0.40%
Diamondback Energy, Inc. 5.55% 4/1/35	1,491,000	1,532,496
Equinor ASA
4.50% 9/3/30	175,000	177,532
4.75% 11/14/35	360,000	358,141
Exxon Mobil Corp. 2.28% 8/16/26	310,000	306,935
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	404,018
6.25% 4/15/32	405,000	381,260
		3,160,382
Oil & Gas Services–0.11%
USA Compression Partners LP/USA Compression Finance Corp. 7.13% 3/15/29	810,000	838,440
		838,440
Packaging & Containers–0.10%
Mauser Packaging Solutions Holding Co. 7.88% 4/15/30	830,000	823,452
		823,452
Pharmaceuticals–0.54%
CVS Health Corp. 5.00% 9/15/32	485,000	495,025
Merck & Co., Inc.
3.85% 3/15/29	515,000	514,829
4.15% 3/15/31	1,370,000	1,365,705
4.45% 12/4/32	725,000	726,010
Pfizer, Inc.
4.20% 11/15/30	470,000	472,177
4.88% 11/15/35	715,000	717,138
		4,290,884
Pipelines–0.51%
Enbridge, Inc. 4.90% 6/20/30	480,000	490,706
μEnergy Transfer LP
6.50% 2/15/56	1,370,000	1,365,467
6.75% 2/15/56	1,405,000	1,410,364
LVIP Nomura Diversified Floating Rate Fund-3

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	925,000	$793,106
		4,059,643
Private Equity–0.25%
Brookfield Finance, Inc. 5.33% 1/15/36	1,165,000	1,166,660
KKR & Co., Inc. 5.10% 8/7/35	780,000	780,002
		1,946,662
Real Estate Investment Trusts–0.38%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,974,973
		2,974,973
Retail–0.15%
Lowe's Cos., Inc. 4.25% 3/15/31	765,000	761,798
QXO Building Products, Inc. 6.75% 4/30/32	379,000	395,835
		1,157,633
Semiconductors–0.15%
Foundry JV Holdco LLC
6.10% 1/25/36	505,000	527,945
6.15% 1/25/32	620,000	657,007
		1,184,952
Software–0.07%
Oracle Corp. 4.45% 9/26/30	605,000	591,893
		591,893
Telecommunications–1.00%
AT&T, Inc. 1.70% 3/25/26	3,790,000	3,770,829
Iliad Holding SAS 8.50% 4/15/31	1,880,000	2,023,348
Softbank Corp. 4.70% 7/9/30	1,350,000	1,354,251
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	865,000	788,888
		7,937,316
Trucking & Leasing–0.15%
SMBC Aviation Capital Finance DAC 5.25% 11/26/35	1,190,000	1,188,236
		1,188,236
Total Corporate Bonds (Cost $104,604,122)		105,527,405
LOAN AGREEMENTS–4.01%
•Alliance Laundry Systems LLC 5.98% (3 mo. USD Term SOFR + 2.25%) 8/19/31	493,374	495,224
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Amentum Government Services Holdings LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 9/29/31	1,196,250	$1,198,116
•AmWINS Group, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 1/30/32	2,079,000	2,084,197
•Ardonagh Midco 3 PLC 6.95% (6 mo. USD Term SOFR + 2.75%) 2/15/31	992,519	989,422
•Azorra Soar TLB Finance Ltd. 6.47% (3 mo. USD Term SOFR + 2.75%) 10/18/29	393,012	394,651
•Calpine Corp. 5.47% (1 mo. USD Term SOFR + 1.75%) 1/31/31	2,042,000	2,041,775
•Celsius Holdings, Inc. 6.17% (3 mo. USD Term SOFR + 2.50%) 4/1/32	1,163,750	1,170,151
•Charter Communications Operating LLC 6.24% (3 mo. USD Term SOFR + 2.25%) 12/15/31	1,677,543	1,678,482
•Clydesdale Acquisition Holdings, Inc. 6.97% (1 mo. USD Term SOFR + 3.25%) 4/1/32	1,091,405	1,089,942
•Colossus Acquireco LLC 5.41% (3 mo. USD Term SOFR + 1.75%) 7/30/32	748,125	747,190
•Cotiviti Corp. 6.62% (1 mo. USD Term SOFR + 2.75%) 5/1/31	1,484,962	1,424,331
•Dragon Buyer, Inc. 6.42% (3 mo. USD Term SOFR + 2.75%) 9/30/31	786,030	786,030
•Flutter Financing BV 5.42% (3 mo. USD Term SOFR + 1.75%) 11/30/30	1,960,000	1,956,727
•Instructure Holdings, Inc. 6.44% (3 mo. USD Term SOFR + 2.75%) 11/13/31	708,225	709,025
June Purchaser LLC
✠0.00% 11/28/31	214,286	215,580
•6.42% (3 mo. USD Term SOFR + 2.75%) 11/28/31	1,276,071	1,283,779
•Lightning Power LLC 5.97% (1 mo. USD Term SOFR + 2.25%) 8/18/31	1,484,962	1,491,170
•Opal Bidco SAS 6.69% (3 mo. USD Term SOFR + 3.00%) 4/28/32	1,496,250	1,504,195
•Quikrete Holdings, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 4/14/31	990,000	992,525
LVIP Nomura Diversified Floating Rate Fund-4

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Roper Industrial Products Investment Co. LLC 6.42% (3 mo. USD Term SOFR + 2.75%) 11/22/29	1,485,000	$1,492,930
•SPX Flow, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 4/5/29	1,000,000	1,001,970
•Standard Industries, Inc. 5.48% (1 mo. USD Term SOFR + 1.75%) 9/22/28	570,712	572,596
•Stonepeak Nile Parent LLC 6.16% (3 mo. USD Term SOFR + 2.25%) 4/9/32	1,500,000	1,499,190
•Trans Union LLC 5.47% (1 mo. USD Term SOFR + 1.75%) 6/24/31	1,970,000	1,973,211
•UKG, Inc. 6.34% (3 mo. USD Term SOFR + 2.50%) 2/10/31	903,715	904,077
•Valvoline, Inc. 5.87% (1 mo. USD Term SOFR + 2.00%) 3/19/32	1,000,000	1,005,630
•Vistra Operations Co. LLC 5.47% (1 mo. USD Term SOFR + 1.75%) 12/20/30	989,899	994,482
Total Loan Agreements (Cost $31,623,373)		31,696,598
MUNICIPAL BOND–0.18%
Public Finance Authority Series 2025 6.50% 12/31/65	1,330,000	1,455,420
Total Municipal Bond (Cost $1,364,924)		1,455,420
NON-AGENCY ASSET-BACKED SECURITIES–9.01%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 4.82% (3 mo. USD Term SOFR + 0.95%) 1/21/35	1,550,000	1,547,041
•AIMCO CLO 15 Ltd. Series 2021-15A Class D1R 6.63% (3 mo. USD Term SOFR + 2.75%) 4/17/38	550,000	551,357
ARI Fleet Lease Trust Series 2024-B Class A2 5.54% 4/15/33	3,887,480	3,915,454
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 4.84% (3 mo. USD Term SOFR + 0.98%) 1/22/35	800,000	798,646
•Ballyrock CLO 18 Ltd. Series 2021-18A Class C1R 6.75% (3 mo. USD Term SOFR + 2.85%) 4/15/38	650,000	650,618
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.21% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,250,000	$1,251,307
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 4.91% (3 mo. USD Term SOFR + 1.01%) 10/15/34	850,000	848,126
•Canyon CLO Ltd. Series 2020-2A Class AR2 4.93% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,150,000	1,149,228
•CIFC Funding Ltd. Series 2025-1A Class D1 6.36% (3 mo. USD Term SOFR + 2.50%) 4/23/38	550,000	549,215
•CNH Equipment Trust Series 2024-B Class A2B 4.38% (30 day USD SOFR Average + 0.40%) 10/15/27	1,355,286	1,355,461
•Dryden 109 CLO Ltd. Series 2022-109A Class DR 6.60% (3 mo. USD Term SOFR + 2.70%) 4/15/38	550,000	550,550
•Elmwood CLO 22 Ltd. Series 2023-1A Class D1R 6.68% (3 mo. USD Term SOFR + 2.80%) 4/17/38	550,000	553,612
Enterprise Fleet Financing LLC Series 2022-4 Class A2 5.76% 10/22/29	449,962	451,483
Ford Credit Auto Lease Trust Series 2024-A Class A3 5.06% 5/15/27	34,962	35,027
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	8,000,000	8,141,510
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	8,672,833	8,757,472
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3 5.02% 3/15/27	3,001,186	3,007,568
Hyundai Auto Receivables Trust Series 2025-D Class A2A 4.03% 11/15/28	4,480,000	4,489,448
•ICG U.S. CLO Ltd. Series 2014-1A Class A1A2 5.35% (3 mo. USD Term SOFR + 1.46%) 10/20/34	2,000,000	2,001,996
•Kennedy Lewis CLO 10 Ltd. Series 2022-10A Class D1R 6.71% (3 mo. USD Term SOFR + 2.85%) 1/22/38	1,200,000	1,202,820
LVIP Nomura Diversified Floating Rate Fund-5

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Park Funding XXVII Ltd. Series 2018-27A Class D1R 6.73% (3 mo. USD Term SOFR + 2.85%) 4/20/38	550,000	$551,532
•Magnetite XL Ltd. Series 2024-40A Class A1 5.35% (3 mo. USD Term SOFR + 1.45%) 7/15/37	2,000,000	2,004,686
•Magnetite XLV Ltd. Series 2025-45A Class D1 6.40% (3 mo. USD Term SOFR + 2.50%) 4/15/38	550,000	550,387
•Marathon CLO Ltd. Series 2021-16A Class A1AR 5.01% (3 mo. USD Term SOFR + 1.11%) 4/15/34	2,000,000	2,000,302
•Mercedes-Benz Auto Lease Trust Series 2024-A Class A2B 4.40% (30 day USD SOFR Average + 0.42%) 2/16/27	1,192,665	1,192,855
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class D1R3 6.55% (3 mo. USD Term SOFR + 2.65%) 4/15/39	250,000	250,826
•Oaktree CLO Ltd. Series 2020-1A Class D1RR 6.50% (3 mo. USD Term SOFR + 2.60%) 1/15/38	500,000	497,928
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.87% (3 mo. USD Term SOFR + 0.99%) 7/20/34	1,700,000	1,700,993
•OHA Credit Partners VII Ltd. Series 2012-7A Class D1R4 6.39% (3 mo. USD Term SOFR + 2.50%) 2/20/38	550,000	550,848
PFS Financing Corp. Series 2024-B Class A 4.95% 2/15/29	5,000,000	5,052,069
Santander Drive Auto Receivables Trust
Series 2025-1 Class D 5.43% 3/17/31	2,350,000	2,386,644
Series 2025-4 Class D 4.95% 1/15/32	875,000	878,197
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.41% (3 mo. USD Term SOFR + 1.55%) 4/25/37	500,000	501,281
•TCW CLO Ltd. Series 2019-2A Class D1R2 6.88% (3 mo. USD Term SOFR + 3.00%) 1/20/38	500,000	497,161
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3 4.83% 10/16/28	835,241	$840,659
Series 2024-B Class A3 5.33% 1/16/29	2,609,276	2,636,462
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.30% (3 mo. USD Term SOFR + 1.39%) 4/15/34	1,500,000	1,500,664
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	3,492,283	3,529,123
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 5.01% (3 mo. USD Term SOFR + 1.13%) 10/20/34	2,300,000	2,296,711
Total Non-Agency Asset-Backed Securities (Cost $70,805,431)		71,227,267
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.02%
•Radnor Re Ltd. Series 2024-1 Class M1B 6.77% (30 day USD SOFR Average + 2.90%) 9/25/34	135,142	136,044
Total Non-Agency Collateralized Mortgage Obligation (Cost $135,142)		136,044
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.40%
•1301 Trust Series 2025-1301 Class A 5.06% 8/11/42	6,800,000	6,863,373
Bank Series 2020-BN25 Class A5 2.65% 1/15/63	4,000,000	3,713,332
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	2,000,000	1,802,755
Benchmark Mortgage Trust
Series 2019-B15 Class A5 2.93% 12/15/72	5,185,000	4,857,627
Series 2020-B17 Class A5 2.29% 3/15/53	8,000,000	7,228,636
Series 2020-B18 Class A5 1.93% 7/15/53	2,250,000	1,996,972
Series 2020-B19 Class A5 1.85% 9/15/53	5,855,000	5,167,261
Series 2021-B24 Class A5 2.58% 3/15/54	2,500,000	2,235,727
•Series 2022-B32 Class A5 3.00% 1/15/55	5,000,000	4,475,098
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4 3.10% 12/15/72	8,000,000	7,609,309
LVIP Nomura Diversified Floating Rate Fund-6

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•MAD Commercial Mortgage Trust Series 2025-11MD Class A 4.75% 10/15/42	2,175,000	$2,172,239
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4 2.66% 11/15/54	2,780,000	2,498,705
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $55,872,419)		50,621,034
ΔREGIONAL BONDS–2.72%
Canada—2.72%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,437,280
Province of Manitoba Canada 4.30% 7/27/33	8,000,000	7,962,678
Province of Quebec Canada 4.50% 4/3/29	5,000,000	5,115,494
		21,515,452
Total Regional Bonds (Cost $21,471,500)		21,515,452
ΔSOVEREIGN BONDS–2.38%
Australia—0.50%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,967,743
		3,967,743
Canada—1.88%
OMERS Finance Trust 1.10% 3/26/26	5,000,000	4,967,078
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,906,562
		14,873,640
Total Sovereign Bonds (Cost $18,889,173)		18,841,383
SUPRANATIONAL BANKS–7.58%
•Inter-American Development Bank
4.03% (1 day USD SOFR Index + 0.20%) 2/10/26	6,000,000	5,999,803
4.10% (1 day USD SOFR Index + 0.36%) 6/10/31	7,000,000	6,979,700
4.12% (1 day USD SOFR Index + 0.30%) 2/15/29	10,000,000	9,983,862
•International Bank for Reconstruction & Development
3.91% (1 day USD SOFR Index + 0.18%) 6/15/26	12,000,000	12,007,080
4.09% (1 day USD SOFR Index + 0.29%) 11/22/28	7,000,000	6,989,657
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•International Bank for Reconstruction & Development (continued)
4.12% (1 day USD SOFR Index + 0.30%) 5/15/28	8,000,000	$8,009,082
4.20% (1 day USD SOFR Index + 0.37%) 2/11/31	10,000,000	9,980,900
Total Supranational Banks (Cost $60,000,000)		59,950,084
U.S. TREASURY OBLIGATIONS–34.65%
•U.S. Treasury Floating Rate Notes
3.76% 4/30/27 (3 mo. Treasury money market yield + 0.16%)	197,645,000	197,711,624
3.79% 10/31/27 (3 mo. Treasury money market yield + 0.19%)	37,000,000	37,025,885
U.S. Treasury Notes
4.00% 11/15/35	24,030,000	23,684,569
4.63% 2/28/26	15,635,000	15,655,321
Total U.S. Treasury Obligations (Cost $274,268,599)		274,077,399

	Number of Shares
COMMON STOCK–0.00%
=†MNSN Holdings, Inc.	852	50,268
Total Common Stock (Cost $0)		50,268
PREFERRED STOCK–0.06%
†SVB Financial Trust 11.00% 11/7/29	971	462,682
Total Preferred Stock (Cost $547,485)		462,682
MONEY MARKET FUND–1.56%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	12,286,767	12,286,767
Total Money Market Fund (Cost $12,286,767)		12,286,767

	Principal Amount°
SHORT-TERM INVESTMENT—6.04%
U.S. Treasury Obligations–6.04%
≠U.S. Treasury Bills 3.91% 1/20/26	47,865,000	47,768,183
Total Short-Term Investment (Cost $47,768,183)		47,768,183

LVIP Nomura Diversified Floating Rate Fund-7

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–98.52% (Cost $782,853,400)	$779,148,354

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.48%	11,739,260
NET ASSETS APPLICABLE TO 80,336,095 SHARES OUTSTANDING–100.00%	$790,887,614
NET ASSET VALUE PER SHARE–LVIP NOMURA DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($81,995,909 / 8,325,982 Shares)	$9.848
NET ASSET VALUE PER SHARE–LVIP NOMURA DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($708,891,705 / 72,010,113 Shares)	$9.844
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$811,519,671
Distributable earnings/(accumulated loss)	(20,632,057)
TOTAL NET ASSETS	$790,887,614

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

★Includes $850,000 cash collateral held at broker for futures contracts, $5,547,902 cash collateral held at brokers for centrally cleared swap contracts, $45,060 variation margin due from broker on futures contracts, $308,018 variation margin due from brokers on centrally cleared swap contracts, $5,274,610 payable for securities purchased, $1,812,190 payable for fund shares redeemed, $28,280 other accrued expenses payable, $214,286 payable for unfunded loan commitments, $539,791 due to manager and affiliates, $29,868 payable for audit fee and
$24,497 payable for fund accounting fee as of December 31, 2025.

The following futures contracts and swap contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(130)	CBOT 10 Year U.S. Treasury Notes Futures	$(14,616,875)	$(14,729,313)	3/20/26	$112,438	$—
(57)	CBOT U.S. Long Bond Futures	(6,588,844)	(6,682,467)	3/20/26	93,623	—
(33)	Ultra 10 Year U.S. Treasury Notes Futures	(3,795,515)	(3,821,812)	3/20/26	26,297	—
Total Futures Contracts					$232,358	$—
LVIP Nomura Diversified Floating Rate Fund-8

LVIP Nomura Diversified Floating Rate Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
8,190,000	3.75	SOFR12M	Receive	Annual	5/9/35	$29,131	$—	$29,131	$—
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	(338,882)	—	—	(338,882)
8,585,000	4.27	SOFR12M	Receive	Annual	11/13/28	(222,485)	—	—	(222,485)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	(47,787)	—	—	(47,787)
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(1,163,505)	—	—	(1,163,505)
30,245,000	4.74	SOFR12M	Receive	Annual	6/12/26	(235,468)	—	—	(235,468)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	199,422	—	199,422	—
12,065,000	3.51	SOFR12M	Receive	Annual	10/18/31	21,338	—	21,338	—
49,175,000	3.58	SOFR12M	Receive	Annual	7/29/28	(177,255)	—	—	(177,255)
6,810,000	3.61	SOFR12M	Receive	Annual	7/29/30	(33,712)	—	—	(33,712)
3,485,000	4.10	SOFR12M	Receive	Annual	7/29/40	(22,652)	—	—	(22,652)
23,490,000	3.74	SOFR12M	Receive	Annual	8/15/35	113,635	—	113,635	—
19,280,000	3.18	SOFR12M	Receive	Annual	9/11/28	128,886	—	128,886	—
19,825,000	0.72	SOFR12M	Receive	Annual	3/25/26	679,491	—	679,491	—
3,605,000	3.68	SOFR12M	Receive	Annual	6/13/28	(19,651)	—	—	(19,651)
Total IRS Contracts							$—	$1,171,903	$(2,261,397)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
IRS–Interest Rate Swap
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
STACR–Structured Agency Credit Risk
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-9

LVIP Nomura Diversified Floating Rate Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$35,834,812
Dividends	677,864
36,512,676
EXPENSES:
Management fees	4,592,074
Distribution fees-Service Class	1,781,076
Shareholder servicing fees	228,946
Accounting and administration expenses	150,390
Professional fees	79,546
Custodian fees	42,599
Pricing fees	28,374
Reports and statements to shareholders	25,825
Trustees’ fees and expenses	22,919
Consulting fees	8,386
Other	19,813
6,979,948
Less:
Management fees waived	(236,840)
Total operating expenses	6,743,108
NET INVESTMENT INCOME	29,769,568
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	74,033
Futures contracts	(2,245,789)
Swap contracts	6,374,613
Net realized gain	4,202,857
Net change in unrealized appreciation (depreciation) of:
Investments	10,072,583
Futures contracts	156,799
Swap contracts	(8,810,485)
Net change in unrealized appreciation (depreciation)	1,418,897
NET REALIZED AND UNREALIZED GAIN	5,621,754
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,391,322
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,769,568	$32,158,474
Net realized gain	4,202,857	11,109,168
Net change in unrealized appreciation (depreciation)	1,418,897	2,501,810
Net increase in net assets resulting from operations	35,391,322	45,769,452
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,238,400)	(3,703,777)
Service Class	(26,379,769)	(34,863,526)
	(29,618,169)	(38,567,303)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,266,789	20,658,241
Service Class	70,292,707	98,908,660
Reinvestment of dividends and distributions:
Standard Class	3,238,400	3,703,777
Service Class	26,379,769	34,863,526
	117,177,665	158,134,204
Cost of shares redeemed:
Standard Class	(15,491,297)	(16,368,899)
Service Class	(139,359,986)	(102,361,472)
	(154,851,283)	(118,730,371)
Increase (decrease) in net assets derived from capital share transactions	(37,673,618)	39,403,833
NET INCREASE (DECREASE) IN NET ASSETS	(31,900,465)	46,605,982
NET ASSETS:
Beginning of year	822,788,079	776,182,097
End of year	$790,887,614	$822,788,079
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-10

LVIP Nomura Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Diversified Floating Rate Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.780	$9.694	$9.682	$9.908	$9.988
Income (loss) from investment operations:
Net investment income[2]	0.399	0.419	0.373	0.186	0.110
Net realized and unrealized gain (loss)	0.075	0.169	0.165	(0.176)	(0.070)
Total from investment operations	0.474	0.588	0.538	0.010	0.040
Less dividends and distributions from:
Net investment income	(0.406)	(0.502)	(0.519)	(0.236)	(0.112)
Return of capital	—	—	(0.007)	—	(0.008)
Total dividends and distributions	(0.406)	(0.502)	(0.526)	(0.236)	(0.120)
Net asset value, end of period	$9.848	$9.780	$9.694	$9.682	$9.908
Total return[3]	4.76%	6.07%	5.57%	0.10%	0.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,996	$76,568	$67,981	$67,448	$64,208
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	3.99%	4.19%	3.76%	1.90%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.96%	4.16%	3.73%	1.87%	1.07%
Portfolio turnover	122%	86%	75%	64%	70%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-11

LVIP Nomura Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Diversified Floating Rate Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.776	$9.691	$9.679	$9.904	$9.985
Income (loss) from investment operations:
Net investment income[2]	0.373	0.393	0.347	0.162	0.085
Net realized and unrealized gain (loss)	0.075	0.168	0.165	(0.176)	(0.071)
Total from investment operations	0.448	0.561	0.512	(0.014)	0.014
Less dividends and distributions from:
Net investment income	(0.380)	(0.476)	(0.493)	(0.211)	(0.089)
Return of capital	—	—	(0.007)	—	(0.006)
Total dividends and distributions	(0.380)	(0.476)	(0.500)	(0.211)	(0.095)
Net asset value, end of period	$9.844	$9.776	$9.691	$9.679	$9.904
Total return[3]	4.51%	5.80%	5.31%	(0.16% )	0.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$708,892	$746,220	$708,201	$732,859	$803,024
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	3.74%	3.94%	3.51%	1.65%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.71%	3.91%	3.48%	1.62%	0.82%
Portfolio turnover	122%	86%	75%	64%	70%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Diversified Floating Rate Fund-12

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura Diversified Floating Rate Fund (formerly, LVIP Macquarie Diversified Floating Rate Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP Nomura Diversified Floating Rate Fund-13

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Interest income is recorded on an accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective December 1, 2025, Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets. Prior to December 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$65,550
Legal	10,860
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,979 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Nomura Diversified Floating Rate Fund-14

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$369,944
Distribution fees payable to LFD	150,400
Shareholder servicing fees payable to Lincoln Life	19,447
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$262,032,463
Purchases of U.S. government securities	618,428,244
Sales other than U.S. government securities	420,539,962
Sales of U.S. government securities	495,898,378
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$782,867,093
Aggregate unrealized appreciation of investments and derivatives	$3,341,863
Aggregate unrealized depreciation of investments and derivatives	(8,891,910)
Net unrealized depreciation of investments and derivatives	$(5,550,047)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Nomura Diversified Floating Rate Fund-15

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$14,510,111	$—	$14,510,111
Agency Commercial Mortgage-Backed Securities	—	6,139,043	—	6,139,043
Agency Mortgage-Backed Securities	—	62,883,214	—	62,883,214
Corporate Bonds	—	105,527,405	—	105,527,405
Loan Agreements	—	31,696,598	—	31,696,598
Municipal Bond	—	1,455,420	—	1,455,420
Non-Agency Asset-Backed Securities	—	71,227,267	—	71,227,267
Non-Agency Collateralized Mortgage Obligation	—	136,044	—	136,044
Non-Agency Commercial Mortgage-Backed Securities	—	50,621,034	—	50,621,034
Regional Bonds	—	21,515,452	—	21,515,452
Sovereign Bonds	—	18,841,383	—	18,841,383
Supranational Banks	—	59,950,084	—	59,950,084
U.S. Treasury Obligations	—	274,077,399	—	274,077,399
Common Stock	—	—	50,268	50,268
Preferred Stock	—	462,682	—	462,682
Money Market Fund	12,286,767	—	—	12,286,767
Short-Term Investments	—	47,768,183	—	47,768,183
Total Investments	$12,286,767	$766,811,319	$50,268	$779,148,354
Derivatives:

Assets:
Futures Contracts	$232,358	$—	$—	$232,358
Swap Contracts	$—	$1,171,903	$—	$1,171,903
Liabilities:
Swap Contracts	$—	$(2,261,397)	$—	$(2,261,397)
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and swaps, mark-to-market adjustments on certain derivatives and passive foreign investment companies ("PFICs"), premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$29,618,169	$38,567,303
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,881,004
Capital loss carryforward	(18,934,828)
Other temporary differences	(28,186)
Net unrealized depreciation	(5,550,047)
Distributable earnings/(accumulated loss)	$(20,632,057)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
LVIP Nomura Diversified Floating Rate Fund-16

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Long-Term	Total
$18,934,828	$18,934,828
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,727,468	2,077,778
Service Class	7,040,177	9,940,420
Shares reinvested:
Standard Class	329,210	379,214
Service Class	2,682,771	3,570,619
	11,779,626	15,968,031
Shares redeemed:
Standard Class	(1,560,112)	(1,640,025)
Service Class	(14,046,210)	(10,255,137)
	(15,606,322)	(11,895,162)
Net increase (decrease)	(3,826,696)	4,072,869
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
LVIP Nomura Diversified Floating Rate Fund-17

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the year ended December 31, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$232,358	Receivables and other assets net of liabilities	$—
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	1,171,903	Receivables and other assets net of liabilities	(2,261,397)
Total		$1,404,261		$(2,261,397)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,245,789)	$156,799
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	6,374,613	(8,810,485)
Total		$4,128,824	$(8,653,686)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$2,280,052	$26,697,951
Interest rate swap contracts (average notional value)*	125,085,769	181,972,692

*Long represents paying floating interest payments and short represent receiving floating interest payments.
LVIP Nomura Diversified Floating Rate Fund-18

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
9. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Nomura Diversified Floating Rate Fund-19

LVIP Nomura Diversified Floating Rate Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura Diversified Floating Rate Fund-20

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Nomura Diversified Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Nomura Diversified Floating Rate Fund (formerly, LVIP Macquarie Diversified Floating Rate Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Nomura Diversified Floating Rate Fund–21

LVIP Nomura High Yield Fund
(formerly, LVIP Macquarie High Yield Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Nomura High Yield Fund

LVIP Nomura High Yield Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–87.14%
Advertising–1.30%
Clear Channel Outdoor Holdings, Inc. 7.50% 3/15/33	430,000	$454,205
CMG Media Corp. 8.88% 6/18/29	920,000	790,335
Stagwell Global LLC 5.63% 8/15/29	865,000	843,503
		2,088,043
Aerospace & Defense–1.99%
Bombardier, Inc.
7.00% 6/1/32	65,000	68,682
7.25% 7/1/31	395,000	420,931
8.75% 11/15/30	695,000	750,884
Goat Holdco LLC 6.75% 2/1/32	385,000	395,420
TransDigm, Inc.
6.63% 3/1/32	180,000	187,275
6.88% 12/15/30	1,320,000	1,381,389
		3,204,581
Apparel–0.35%
William Carter Co. 7.38% 2/15/31	550,000	568,646
		568,646
Auto Parts & Equipment–3.17%
American Axle & Manufacturing, Inc. 6.38% 10/15/32	560,000	570,337
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	622,000	649,250
6.75% 9/15/32	555,000	575,531
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	1,235,000	1,312,643
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	787,345
Phinia, Inc. 6.63% 10/15/32	410,000	424,532
ZF North America Capital, Inc. 6.75% 4/23/30	795,000	785,596
		5,105,234
Banks–4.12%
μBanco Santander SA 8.00% 2/1/34	1,200,000	1,324,651
μBank of Montreal 7.70% 5/26/84	585,000	621,100
μBarclays PLC 7.63% 3/15/35	1,255,000	1,339,050
μNordea Bank Abp 6.75% 11/10/33	795,000	816,273
μRoyal Bank of Canada 6.50% 11/24/85	800,000	796,742
μToronto-Dominion Bank 6.35% 10/31/85	800,000	811,125
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μUBS Group AG
6.85% 9/10/29	200,000	$204,505
7.13% 8/10/34	700,000	717,335
		6,630,781
Biotechnology–0.50%
Genmab AS/Genmab Finance LLC 6.25% 12/15/32	790,000	809,629
		809,629
Building Materials–1.60%
AmeriTex HoldCo Intermediate LLC 7.63% 8/15/33	395,000	416,194
Quikrete Holdings, Inc. 6.75% 3/1/33	835,000	871,983
Standard Building Solutions, Inc. 6.50% 8/15/32	835,000	859,654
Standard Industries, Inc. 3.38% 1/15/31	475,000	435,183
		2,583,014
Chemicals–2.25%
Celanese U.S. Holdings LLC
6.50% 4/15/30	63,000	63,315
6.75% 4/15/33	519,000	516,277
7.00% 2/15/31	515,000	527,290
Cerdia Finanz GmbH 9.38% 10/3/31	845,000	873,519
Olin Corp. 6.63% 4/1/33	620,000	615,331
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	204,601
7.25% 2/15/33	825,000	829,077
		3,629,410
Commercial Services–5.08%
ADT Security Corp. 4.13% 8/1/29	970,000	946,057
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00% 5/21/30	385,000	401,829
AMN Healthcare, Inc. 6.50% 1/15/31	564,000	564,105
Cimpress PLC 7.38% 9/15/32	585,000	596,702
Herc Holdings, Inc.
6.00% 3/15/34	401,000	406,344
7.00% 6/15/30	255,000	268,369
7.25% 6/15/33	175,000	185,567
ION Platform Finance U.S., Inc. 7.88% 9/30/32	800,000	759,086
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	30,000	30,011
LVIP Nomura High Yield Fund-1

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Raven Acquisition Holdings LLC 6.88% 11/15/31	755,000	$777,907
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	1,190,000	1,228,666
Synergy Infrastructure Holdings LLC 7.88% 12/1/30	319,000	330,715
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	833,960
Williams Scotsman, Inc. 6.63% 4/15/30	820,000	847,543
		8,176,861
Computers–1.65%
Amentum Holdings, Inc. 7.25% 8/1/32	1,070,000	1,127,870
CACI International, Inc. 6.38% 6/15/33	1,034,000	1,069,858
Seagate Data Storage Technology Pte. Ltd. 5.75% 12/1/34	450,000	461,193
		2,658,921
Cosmetics & Personal Care–0.46%
Opal Bidco SAS 6.50% 3/31/32	725,000	742,559
		742,559
Distribution/Wholesale–0.45%
Resideo Funding, Inc. 6.50% 7/15/32	705,000	721,591
		721,591
Diversified Financial Services–4.35%
μAir Lease Corp. 4.65% 6/15/26	905,000	892,665
Azorra Finance Ltd. 7.75% 4/15/30	860,000	908,090
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	805,000	821,097
Focus Financial Partners LLC 6.75% 9/15/31	810,000	832,776
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63% 10/15/31	800,000	787,256
OneMain Finance Corp.
6.63% 5/15/29	581,000	601,767
6.75% 9/15/33	382,000	386,824
7.13% 9/15/32	192,000	199,473
PennyMac Financial Services, Inc.
6.88% 5/15/32	395,000	413,524
6.88% 2/15/33	590,000	615,932
UWM Holdings LLC 6.25% 3/15/31	546,000	545,130
		7,004,534
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–3.28%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	568,000	$568,937
Hawaiian Electric Co., Inc. 6.00% 10/1/33	479,000	485,674
Lightning Power LLC 7.25% 8/15/32	1,010,000	1,073,984
NRG Energy, Inc. 6.00% 1/15/36	850,000	861,257
μVistra Corp.
7.00% 12/15/26	795,000	808,884
8.00% 10/15/26	760,000	779,108
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	696,461
		5,274,305
Electronics–0.39%
Sensata Technologies BV 4.00% 4/15/29	637,000	621,516
		621,516
Engineering & Construction–0.53%
Arcosa, Inc. 6.88% 8/15/32	805,000	848,574
		848,574
Entertainment–1.50%
Caesars Entertainment, Inc.
6.00% 10/15/32	845,000	821,719
6.50% 2/15/32	390,000	399,525
7.00% 2/15/30	560,000	579,968
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	605,000	610,091
		2,411,303
Food–0.51%
Fiesta Purchaser, Inc.
7.88% 3/1/31	398,000	415,075
9.63% 9/15/32	385,000	403,486
		818,561
Forest Products & Paper–0.87%
Magnera Corp. 7.25% 11/15/31	1,422,000	1,395,921
		1,395,921
Health Care Products–0.53%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	846,286
		846,286
LVIP Nomura High Yield Fund-2

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–4.59%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	830,000	$838,303
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	850,795
6.13% 4/1/30	200,000	160,246
6.88% 4/15/29	200,000	178,000
9.75% 1/15/34	580,000	609,191
DaVita, Inc.
3.75% 2/15/31	490,000	452,698
4.63% 6/1/30	480,000	466,747
Global Medical Response, Inc. 7.38% 10/1/32	674,000	700,538
Molina Healthcare, Inc. 6.50% 2/15/31	560,000	575,137
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	834,461
Tenet Healthcare Corp. 5.50% 11/15/32	1,697,000	1,720,268
		7,386,384
Home Builders–0.63%
Forestar Group, Inc. 6.50% 3/15/33	405,000	413,037
K Hovnanian Enterprises, Inc. 8.00% 4/1/31	596,000	608,258
		1,021,295
Insurance–3.13%
Acrisure LLC/Acrisure Finance, Inc. 6.75% 7/1/32	770,000	793,183
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50% 7/15/33	593,000	599,936
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	990,695
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	540,647
8.13% 2/15/32	480,000	495,520
HUB International Ltd. 7.38% 1/31/32	410,000	430,317
Jones Deslauriers Insurance Management, Inc.
6.88% 10/1/33	775,000	748,334
8.50% 3/15/30	412,000	431,821
		5,030,453
Internet–0.83%
Arches Buyer, Inc. 6.13% 12/1/28	490,000	477,990
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Snap, Inc. 6.88% 3/1/33	835,000	$865,265
		1,343,255
Iron & Steel–2.17%
Carpenter Technology Corp. 5.63% 3/1/34	756,000	767,888
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,158,251
Commercial Metals Co. 6.00% 12/15/35	1,521,000	1,559,262
		3,485,401
Leisure Time–1.96%
Carnival Corp. 6.13% 2/15/33	609,000	628,847
Life Time, Inc. 6.00% 11/15/31	835,000	855,467
Lindblad Expeditions LLC 7.00% 9/15/30	392,000	408,926
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,239,000	1,261,195
		3,154,435
Lodging–0.54%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	874,404
		874,404
Machinery Construction & Mining–1.05%
Manitowoc Co., Inc. 9.25% 10/1/31	815,000	875,392
Terex Corp. 6.25% 10/15/32	795,000	815,631
		1,691,023
Machinery Diversified–0.49%
Esab Corp. 6.25% 4/15/29	770,000	791,727
		791,727
Media–6.58%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,143,937
4.50% 5/1/32	230,000	206,434
5.38% 6/1/29	765,000	756,371
6.38% 9/1/29	830,000	841,409
CSC Holdings LLC
4.50% 11/15/31	625,000	381,250
5.00% 11/15/31	655,000	231,231
Gray Media, Inc.
5.38% 11/15/31	1,075,000	806,110
7.25% 8/15/33	340,000	347,422
McGraw-Hill Education, Inc. 7.38% 9/1/31	989,000	1,043,451
Midcontinent Communications 8.00% 8/15/32	790,000	808,664
LVIP Nomura High Yield Fund-3

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Nexstar Media, Inc. 4.75% 11/1/28	640,000	$635,357
Sirius XM Radio LLC
4.00% 7/15/28	920,000	899,361
4.13% 7/1/30	955,000	908,269
Univision Communications, Inc. 7.38% 6/30/30	865,000	879,226
Versant Media Group, Inc. 7.25% 1/30/31	153,000	157,848
VZ Secured Financing BV 5.00% 1/15/32	595,000	538,447
		10,584,787
Mining–4.25%
Alumina Pty. Ltd. 6.13% 3/15/30	580,000	599,086
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,209,723
Capstone Copper Corp. 6.75% 3/31/33	1,037,000	1,076,350
Constellium SE 6.38% 8/15/32	1,250,000	1,290,026
Fortescue Treasury Pty. Ltd. 5.88% 4/15/30	685,000	704,426
Novelis Corp.
3.88% 8/15/31	195,000	177,735
4.75% 1/30/30	1,850,000	1,787,101
		6,844,447
Miscellaneous Manufacturing–1.48%
Amsted Industries, Inc. 6.38% 3/15/33	585,000	602,542
Enpro, Inc. 6.13% 6/1/33	890,000	918,387
Entegris, Inc.
4.75% 4/15/29	437,000	437,954
5.95% 6/15/30	410,000	418,204
		2,377,087
Office Business Equipment–0.15%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	242,925
		242,925
Oil & Gas–5.00%
Civitas Resources, Inc. 8.63% 11/1/30	765,000	801,766
Crescent Energy Finance LLC 8.38% 1/15/34	354,000	351,642
Gulfport Energy Operating Corp. 6.75% 9/1/29	840,000	867,452
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,049,440
6.00% 2/1/31	469,000	445,846
6.25% 4/15/32	128,000	120,497
Matador Resources Co. 6.25% 4/15/33	590,000	590,785
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Murphy Oil Corp. 6.00% 10/1/32	322,000	$321,671
Nabors Industries, Inc.
7.63% 11/15/32	415,000	407,894
8.88% 8/15/31	157,000	152,304
Noble Finance II LLC 8.00% 4/15/30	625,000	649,321
Permian Resources Operating LLC 7.00% 1/15/32	535,000	557,650
SM Energy Co. 6.75% 8/1/29	290,000	292,129
Sunoco LP 7.25% 5/1/32	460,000	486,375
Transocean International Ltd.
7.88% 10/15/32	739,000	771,812
8.50% 5/15/31	180,000	178,295
		8,044,879
Oil & Gas Services–1.22%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	820,000	845,711
USA Compression Partners LP/USA Compression Finance Corp.
6.25% 10/1/33	778,000	787,328
7.13% 3/15/29	320,000	331,236
		1,964,275
Packaging & Containers–3.10%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.25% 1/30/31	535,000	547,185
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	1,131,000	1,149,864
Mauser Packaging Solutions Holding Co.
7.88% 4/15/30	560,000	555,582
9.25% 4/15/30	1,317,000	1,264,320
Sealed Air Corp. 6.50% 7/15/32	300,000	311,213
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	208,268
Trivium Packaging Finance BV
8.25% 7/15/30	531,000	569,225
12.25% 1/15/31	357,000	387,358
		4,993,015
Pharmaceuticals–1.11%
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	413,000	407,344
Grifols SA 4.75% 10/15/28	610,000	602,433
LVIP Nomura High Yield Fund-4

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	$782,644
		1,792,421
Pipelines–3.31%
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	405,000	406,667
7.88% 5/15/32	195,000	203,270
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	818,096
NuStar Logistics LP
6.00% 6/1/26	642,000	643,308
6.38% 10/1/30	586,000	616,764
Rockies Express Pipeline LLC 6.75% 3/15/33	618,000	652,188
Venture Global LNG, Inc.
7.00% 1/15/30	405,000	389,784
8.38% 6/1/31	780,000	775,652
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	375,000	381,879
7.50% 5/1/33	410,000	443,006
		5,330,614
Real Estate Investment Trusts–1.05%
Millrose Properties, Inc. 6.38% 8/1/30	594,000	607,795
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	775,000	805,641
Starwood Property Trust, Inc. 6.50% 7/1/30	261,000	272,251
		1,685,687
Retail–3.35%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	216,293
4.75% 3/1/30	660,000	650,623
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	596,884
6.95% 3/1/33	431,000	427,934
Carvana Co. 9.00% 6/1/30	308,850	323,717
Murphy Oil USA, Inc. 3.75% 2/15/31	920,000	863,479
QXO Building Products, Inc. 6.75% 4/30/32	199,000	207,839
Victra Holdings LLC/Victra Finance Corp. 8.75% 9/15/29	630,000	664,655
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
White Cap Supply Holdings LLC 7.38% 11/15/30	1,393,000	$1,440,952
		5,392,376
Software–1.93%
AthenaHealth Group, Inc. 6.50% 2/15/30	420,000	418,736
Capstone Borrower, Inc. 8.00% 6/15/30	481,000	495,417
Cloud Software Group, Inc. 6.50% 3/31/29	2,170,000	2,198,401
		3,112,554
Telecommunications–3.80%
Cipher Compute LLC 7.13% 11/15/30	239,000	243,417
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	875,000	928,147
Digicel International Finance Ltd./Difl U.S. LLC 8.63% 8/1/32	200,000	207,489
Iliad Holding SAS 8.50% 4/15/31	1,210,000	1,302,261
μRogers Communications, Inc. 7.13% 4/15/55	715,000	752,889
Sable International Finance Ltd. 7.13% 10/15/32	845,000	855,070
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	923,214
Windstream Services LLC 7.50% 10/15/33	575,000	589,437
WULF Compute LLC 7.75% 10/15/30	309,000	318,347
		6,120,271
Trucking & Leasing–0.54%
FTAI Aviation Investors LLC 7.00% 6/15/32	820,000	862,028
		862,028
Total Corporate Bonds (Cost $137,940,493)		140,266,013
LOAN AGREEMENTS–5.37%
•Applied Systems, Inc. 8.17% (3 mo. USD Term SOFR + 4.50%) 2/23/32	763,000	774,208
•Bausch & Lomb Corp. 7.97% (1 mo. USD Term SOFR + 4.25%) 1/15/31	743,084	749,772
•Clarios Global LP 6.47% (1 mo. USD Term SOFR + 2.75%) 1/28/32	314,212	315,391
LVIP Nomura High Yield Fund-5

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Clover Holdings 2 LLC 7.75% 12/9/31	915,400	$910,823
•Clydesdale Acquisition Holdings, Inc. 6.97% (1 mo. USD Term SOFR + 3.25%) 4/1/32	110,963	110,814
•CommScope, Inc. 8.47% (1 mo. USD Term SOFR + 4.75%) 12/17/29	400,000	400,188
Cotiviti Corp. 7.63% 5/1/31	806,000	779,305
•Flynn Restaurant Group LP 7.47% (1 mo. USD Term SOFR + 3.75%) 1/28/32	458,535	460,039
•Form Technologies LLC 9.62% (3 mo. USD Term SOFR + 5.75%) 7/19/30	362,180	324,604
•Heartland Dental LLC 8.82% (1 mo. USD Term SOFR + 3.75%) 8/25/32	1,226,364	1,230,546
•Hunter Douglas, Inc. 6.67% (3 mo. USD Term SOFR + 3.00%) 1/20/32	378,486	379,906
•INEOS Quattro Holdings U.K. Ltd. 7.97% (1 mo. USD Term SOFR + 4.25%) 10/7/31	397,000	263,012
•Instructure Holdings, Inc. 8.84% (3 mo. USD Term SOFR + 5.00%) 11/12/32	296,000	296,000
•Scientific Games Holdings LP 6.93% (3 mo. USD Term SOFR + 3.00%) 4/4/29	402,691	395,092
•Staples, Inc. 9.60% (3 mo. USD Term SOFR + 5.75%) 9/4/29	844,312	799,851
•Univision Communications, Inc. 7.92% (3 mo. USD Term SOFR + 4.25%) 6/24/29	69,825	69,807
USALCO LLC
✠0.00% 9/30/31	35,962	36,085
•7.22% (1 mo. USD Term SOFR + 3.50%) 9/30/31	345,557	346,746
Total Loan Agreements (Cost $8,836,447)		8,642,189
NON-AGENCY ASSET-BACKED SECURITIES–3.29%
•AGL CLO 3 Ltd. Series 2020-3A Class ER 9.15% (3 mo. USD Term SOFR + 5.25%) 4/15/38	250,000	231,281
•AIMCO CLO 19 Ltd. Series 2024-19A Class E 8.88% (3 mo. USD Term SOFR + 5.00%) 10/20/37	150,000	150,826
•Ballyrock CLO 18 Ltd. Series 2021-18A Class DR 9.65% (3 mo. USD Term SOFR + 5.75%) 4/15/38	250,000	237,603
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ballyrock CLO 25 Ltd. Series 2023-25A Class DR 8.66% (3 mo. USD Term SOFR + 4.80%) 1/25/38	250,000	$236,674
•Barings CLO Ltd.
Series 2018-2A Class ER 10.80% (3 mo. USD Term SOFR + 6.90%) 7/15/36	150,000	149,198
Series 2024-2A Class E 9.80% (3 mo. USD Term SOFR + 5.90%) 7/15/39	150,000	152,022
•Bear Mountain Park CLO Ltd. Series 2022-1A Class ER 9.85% (3 mo. USD Term SOFR + 5.95%) 7/15/37	150,000	147,921
•Benefit Street Partners CLO Ltd. Series 2015-6BR Class ER 8.63% (3 mo. USD Term SOFR + 4.75%) 4/20/38	220,000	216,534
•Benefit Street Partners CLO XII-B Ltd. Series 2017-12BRA Class E 10.15% (3 mo. USD Term SOFR + 6.25%) 10/15/37	150,000	152,348
•Brookhaven Park CLO Ltd. Series 2024-1A Class E 10.38% (3 mo. USD Term SOFR + 6.50%) 4/19/37	250,000	251,408
•Carlyle U.S. CLO Ltd.
Series 2024-1A Class E 10.82% (3 mo. USD Term SOFR + 6.92%) 4/15/37	250,000	252,500
Series 2024-5A Class E 9.51% (3 mo. USD Term SOFR + 5.65%) 10/25/36	250,000	252,407
•CBAMR LLC Series 2021-15A Class ER 9.38% (3 mo. USD Term SOFR + 5.50%) 1/20/38	250,000	243,953
•Dryden 109 CLO Ltd. Series 2022-109A Class ER 9.25% (3 mo. USD Term SOFR + 5.35%) 4/15/38	250,000	243,347
•Elmwood CLO IX Ltd. Series 2021-2A Class ER 8.53% (3 mo. USD Term SOFR + 4.65%) 4/20/38	150,000	150,030
•Invesco U.S. CLO Ltd. Series 2024-3A Class E 10.38% (3 mo. USD Term SOFR + 6.50%) 7/20/37	250,000	251,004
•KKR CLO 27 Ltd. Series 27A Class ER2 10.15% (3 mo. USD Term SOFR + 6.25%) 1/15/35	250,000	241,590
LVIP Nomura High Yield Fund-6

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Park Funding XXX Ltd. Series 2018-30A Class ER 10.29% (3 mo. USD Term SOFR + 6.40%) 7/16/37	150,000	$146,892
•Magnetite XLV Ltd. Series 2025-45A Class E 8.40% (3 mo. USD Term SOFR + 4.50%) 4/15/38	200,000	199,987
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class ER3 8.65% (3 mo. USD Term SOFR + 4.75%) 4/15/39	250,000	248,663
•Oaktree CLO Ltd.
Series 2019-3A Class ER2 10.63% (3 mo. USD Term SOFR + 6.75%) 1/20/38	200,000	199,975
Series 2020-1A Class ERR 8.90% (3 mo. USD Term SOFR + 5.00%) 1/15/38	200,000	192,147
•OHA Credit Funding 11 Ltd. Series 2022-11A Class ER 9.28% (3 mo. USD Term SOFR + 5.40%) 7/19/37	150,000	150,590
•OHA Credit Funding 9 Ltd. Series 2021-9A Class ER 9.38% (3 mo. USD Term SOFR + 5.50%) 10/19/37	150,000	150,641
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Palmer Square CLO Ltd. Series 2024-2A Class D2 8.23% (3 mo. USD Term SOFR + 4.35%) 7/20/37	250,000	$251,414
•Storm King Park CLO Ltd. Series 2022-1A Class ER 10.05% (3 mo. USD Term SOFR + 6.15%) 10/15/37	200,000	197,447
Total Non-Agency Asset-Backed Securities (Cost $5,389,519)		5,298,402

	Number of Shares
MONEY MARKET FUND–1.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	2,888,820	2,888,820
Total Money Market Fund (Cost $2,888,820)		2,888,820

TOTAL INVESTMENTS–97.60% (Cost $155,055,279)	157,095,424

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.40%	3,865,601
NET ASSETS APPLICABLE TO 37,055,396 SHARES OUTSTANDING–100.00%	$160,961,025
NET ASSET VALUE PER SHARE–LVIP NOMURA HIGH YIELD FUND STANDARD CLASS ($70,120,746 / 16,144,138 Shares)	$4.343
NET ASSET VALUE PER SHARE–LVIP NOMURA HIGH YIELD FUND SERVICE CLASS ($90,840,279 / 20,911,258 Shares)	$4.344
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$206,301,409
Distributable earnings/(accumulated loss)	(45,340,384)
TOTAL NET ASSETS	$160,961,025

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP Nomura High Yield Fund-7

LVIP Nomura High Yield Fund
Statement of Net Assets (continued)
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

★Includes $13,891 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,266,981 payable for securities purchased, $547,373 payable for fund shares redeemed, $11,560 other accrued expenses payable, $35,962 payable for unfunded loan commitments, $115,382 due to manager and affiliates, $22,623 payable for audit fee and $12,551 payable for fund accounting fee as of
December 31, 2025.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-8

LVIP Nomura High Yield Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$11,071,260
Dividends	214,306
11,285,566
EXPENSES:
Management fees	1,040,393
Distribution fees-Service Class	269,440
Professional fees	58,267
Accounting and administration expenses	51,691
Shareholder servicing fees	46,417
Pricing fees	20,910
Reports and statements to shareholders	12,128
Custodian fees	6,731
Trustees’ fees and expenses	4,656
Consulting fees	4,392
Other	8,730
1,523,755
Less:
Expenses reimbursed	(69,868)
Total operating expenses	1,453,887
NET INVESTMENT INCOME	9,831,679
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(112,011)
Net change in unrealized appreciation (depreciation) of investments	4,089,840
NET REALIZED AND UNREALIZED GAIN	3,977,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,809,508
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura High Yield Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,831,679	$10,209,623
Net realized loss	(112,011)	(4,443,719)
Net change in unrealized appreciation (depreciation)	4,089,840	4,649,977
Net increase in net assets resulting from operations	13,809,508	10,415,881
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(4,092,766)	(4,642,903)
Service Class	(5,069,236)	(5,662,671)
	(9,162,002)	(10,305,574)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,850,381	13,778,277
Service Class	11,101,798	15,182,450
Reinvestment of dividends and distributions:
Standard Class	4,092,766	4,642,903
Service Class	5,069,236	5,662,671
	30,114,181	39,266,301
Cost of shares redeemed:
Standard Class	(18,636,302)	(16,433,282)
Service Class	(20,559,428)	(20,985,826)
	(39,195,730)	(37,419,108)
Increase (decrease) in net assets derived from capital share transactions	(9,081,549)	1,847,193
NET INCREASE (DECREASE) IN NET ASSETS	(4,434,043)	1,957,500
NET ASSETS:
Beginning of year	165,395,068	163,437,568
End of year	$160,961,025	$165,395,068
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-9

LVIP Nomura High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura High Yield Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$4.222	$4.228	$4.013	$4.845	$5.100
Income (loss) from investment operations:
Net investment income[3]	0.277	0.276	0.276	0.242	0.225
Net realized and unrealized gain (loss)	0.113	0.005	0.232	(0.795)	0.016
Total from investment operations	0.390	0.281	0.508	(0.553)	0.241
Less dividends and distributions from:
Net investment income	(0.269)	(0.287)	(0.292)	(0.278)	(0.496)
Return of capital	—	—	(0.001)	(0.001)[4]	— [4]
Total dividends and distributions	(0.269)	(0.287)	(0.293)	(0.279)	(0.496)
Net asset value, end of period	$4.343	$4.222	$4.228	$4.013	$4.845
Total return[5]	9.26%	6.66%	12.67%	(11.41% )	4.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,121	$72,734	$70,718	$65,564	$80,790
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.78%	0.76%	0.77%	0.76%
Ratio of net investment income to average net assets	6.31%	6.34%	6.58%	5.47%	4.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.27%	6.30%	6.56%	5.44%	4.55%
Portfolio turnover	42%	57%	37%	36%	93%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-10

LVIP Nomura High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura High Yield Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$4.223	$4.229	$4.014	$4.845	$5.080
Income (loss) from investment operations:
Net investment income[3]	0.264	0.263	0.263	0.229	0.216
Net realized and unrealized gain (loss)	0.113	0.004	0.233	(0.795)	0.009
Total from investment operations	0.377	0.267	0.496	(0.566)	0.225
Less dividends and distributions from:
Net investment income	(0.256)	(0.273)	(0.279)	(0.264)	(0.460)
Return of capital	—	—	(0.002)	(0.001)[4]	— [4]
Total dividends and distributions	(0.256)	(0.273)	(0.281)	(0.265)	(0.460)
Net asset value, end of period	$4.344	$4.223	$4.229	$4.014	$4.845
Total return[5]	8.94%	6.34%	12.34%	(11.66% )	4.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,840	$92,661	$92,720	$86,959	$113,599
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.08%	1.06%	1.07%	1.06%
Ratio of net investment income to average net assets	6.01%	6.04%	6.28%	5.17%	4.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.97%	6.00%	6.26%	5.14%	4.26%
Portfolio turnover	42%	57%	37%	36%	93%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura High Yield Fund-11

LVIP Nomura High Yield Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura High Yield Fund (formerly, LVIP Macquarie High Yield Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Nomura High Yield Fund-12

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.74% of the average daily net assets for the Standard Class and 1.04% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$27,637	$58,066	$69,868	$155,571
Effective December 1, 2025, Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets. Prior to December 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$13,288
Legal	2,200
LVIP Nomura High Yield Fund-13

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,536 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,891
Management fees payable to LFI	88,327
Distribution fees payable to LFD	22,985
Printing and mailing fees payable to Lincoln Life	129
Shareholder servicing fees payable to Lincoln Life	3,941
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$65,490,468
Sales	74,281,978
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$155,213,770
Aggregate unrealized appreciation of investments	$3,926,206
Aggregate unrealized depreciation of investments	(2,044,549)
Net unrealized appreciation of investments	$1,881,657
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Nomura High Yield Fund-14

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$140,266,013	$—	$140,266,013
Loan Agreements	—	8,642,189	—	8,642,189
Non-Agency Asset-Backed Securities	—	5,298,402	—	5,298,402
Money Market Fund	2,888,820	—	—	2,888,820
Total Investments	$2,888,820	$154,206,604	$—	$157,095,424
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$9,162,002	$10,305,574
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,009,514
Capital loss carryforward	(48,231,555)
Net unrealized appreciation	1,881,657
Distributable earnings/(accumulated loss)	$(45,340,384)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$12,338,636	$35,892,919	$48,231,555
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	2,239,031	3,155,539
Service Class	2,507,842	3,498,930
Shares reinvested:
Standard Class	943,822	1,103,089
Service Class	1,168,759	1,344,733
	6,859,454	9,102,291
Shares redeemed:
Standard Class	(4,266,015)	(3,757,271)
Service Class	(4,708,551)	(4,827,241)
	(8,974,566)	(8,584,512)
Net increase (decrease)	(2,115,112)	517,779
LVIP Nomura High Yield Fund-15

LVIP Nomura High Yield Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 8-9, 2025, the Board approved the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as the new sub-adviser to the Fund, effective on or about April 1, 2026 (“Effective Date”). NCRAM will replace Nomura Investments Fund Advisers (“NIFA”).
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP Nomura High Yield Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Nomura High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Nomura High Yield Fund (formerly, LVIP Macquarie High Yield Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the year ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Nomura High Yield Fund–17

LVIP Nomura Mid Cap Value Fund
(formerly, LVIP Macquarie Mid Cap Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Nomura Mid Cap Value Fund

LVIP Nomura Mid Cap Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.44%
Aerospace & Defense–2.80%
Curtiss-Wright Corp.	24,750	$13,643,933
L3Harris Technologies, Inc.	48,600	14,267,502
		27,911,435
Automobile Components–0.66%
†Aptiv PLC	86,490	6,581,024
		6,581,024
Banks–5.26%
Citizens Financial Group, Inc.	203,900	11,909,799
Columbia Banking System, Inc.	486,750	13,604,662
Old National Bancorp	593,600	13,243,216
Webster Financial Corp.	217,500	13,689,450
		52,447,127
Building Products–1.34%
Johnson Controls International PLC	111,595	13,363,501
		13,363,501
Capital Markets–4.54%
Affiliated Managers Group, Inc.	51,350	14,803,178
Raymond James Financial, Inc.	94,925	15,244,006
State Street Corp.	117,850	15,203,828
		45,251,012
Chemicals–1.06%
†Axalta Coating Systems Ltd.	174,500	5,638,095
Celanese Corp.	115,500	4,883,340
		10,521,435
Communications Equipment–1.34%
†Ciena Corp.	57,000	13,330,590
		13,330,590
Construction & Engineering–3.11%
AECOM	99,100	9,447,203
†MasTec, Inc.	57,300	12,455,301
Quanta Services, Inc.	21,440	9,048,966
		30,951,470
Construction Materials–1.31%
Vulcan Materials Co.	45,850	13,077,337
		13,077,337
Consumer Finance–2.81%
Ally Financial, Inc.	306,800	13,894,972
Synchrony Financial	169,300	14,124,699
		28,019,671
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.85%
Kroger Co.	126,000	$7,872,480
†U.S. Foods Holding Corp.	139,650	10,518,438
		18,390,918
Containers & Packaging–2.31%
Amcor PLC	918,232	7,658,055
Crown Holdings, Inc.	112,150	11,548,085
Graphic Packaging Holding Co.	256,000	3,855,360
		23,061,500
Electric Utilities–4.52%
Edison International	165,850	9,954,317
NRG Energy, Inc.	77,500	12,341,100
OGE Energy Corp.	185,950	7,940,065
Xcel Energy, Inc.	200,850	14,834,781
		45,070,263
Electrical Equipment–3.86%
AMETEK, Inc.	67,000	13,755,770
†Nextpower, Inc. Class A	134,176	11,688,071
Regal Rexnord Corp.	92,600	12,993,632
		38,437,473
Electronic Equipment, Instruments & Components–3.45%
†Flex Ltd.	176,141	10,642,439
†Keysight Technologies, Inc.	53,380	10,846,282
TD SYNNEX Corp.	85,750	12,882,223
		34,370,944
Financial Services–0.98%
Global Payments, Inc.	126,650	9,802,710
		9,802,710
Food Products–1.29%
Hershey Co.	40,850	7,433,883
Tyson Foods, Inc. Class A	91,700	5,375,454
		12,809,337
Ground Transportation–0.63%
JB Hunt Transport Services, Inc.	32,200	6,257,748
		6,257,748
Health Care Equipment & Supplies–2.13%
Becton Dickinson & Co.	26,650	5,171,966
STERIS PLC	41,200	10,445,024
Zimmer Biomet Holdings, Inc.	61,850	5,561,552
		21,178,542
Health Care Providers & Services–1.99%
Cencora, Inc.	28,100	9,490,775
Quest Diagnostics, Inc.	59,700	10,359,741
		19,850,516
LVIP Nomura Mid Cap Value Fund-1

LVIP Nomura Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–1.00%
Ventas, Inc.	129,450	$10,016,841
		10,016,841
Hotel & Resort REITs–0.96%
Host Hotels & Resorts, Inc.	538,250	9,543,173
		9,543,173
Hotels, Restaurants & Leisure–2.86%
Darden Restaurants, Inc.	40,720	7,493,294
Marriott International, Inc. Class A	51,840	16,082,842
Royal Caribbean Cruises Ltd.	17,650	4,922,938
		28,499,074
Household Durables–1.94%
DR Horton, Inc.	71,833	10,346,107
PulteGroup, Inc.	76,550	8,976,253
		19,322,360
Industrial REITs–0.92%
First Industrial Realty Trust, Inc.	159,600	9,140,292
		9,140,292
Insurance–7.23%
Allstate Corp.	51,350	10,688,502
Assurant, Inc.	52,400	12,620,540
Axis Capital Holdings Ltd.	115,100	12,326,059
Hartford Insurance Group, Inc.	82,650	11,389,170
Reinsurance Group of America, Inc.	57,400	11,678,604
Willis Towers Watson PLC	40,650	13,357,590
		72,060,465
IT Services–2.33%
†Akamai Technologies, Inc.	98,100	8,559,225
†Twilio, Inc. Class A	103,050	14,657,832
		23,217,057
Life Sciences Tools & Services–1.29%
Agilent Technologies, Inc.	94,450	12,851,812
		12,851,812
Machinery–4.95%
†Gates Industrial Corp. PLC	318,250	6,832,828
ITT, Inc.	90,500	15,702,655
Oshkosh Corp.	113,850	14,302,975
Parker-Hannifin Corp.	14,200	12,481,232
		49,319,690
Media–0.65%
Omnicom Group, Inc.	79,842	6,447,242
		6,447,242
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–1.25%
Reliance, Inc.	43,100	$12,450,297
		12,450,297
Multi-Utilities–3.77%
CMS Energy Corp.	199,250	13,933,552
Public Service Enterprise Group, Inc.	138,250	11,101,475
WEC Energy Group, Inc.	118,400	12,486,464
		37,521,491
Oil, Gas & Consumable Fuels–6.57%
Cheniere Energy, Inc.	58,250	11,323,217
Coterra Energy, Inc.	428,400	11,275,488
Devon Energy Corp.	200,930	7,360,066
Expand Energy Corp.	88,700	9,788,932
Targa Resources Corp.	78,950	14,566,275
Valero Energy Corp.	68,750	11,191,813
		65,505,791
Paper & Forest Products–0.96%
Louisiana-Pacific Corp.	118,150	9,541,794
		9,541,794
Passenger Airlines–1.18%
Delta Air Lines, Inc.	169,350	11,752,890
		11,752,890
Professional Services–2.36%
†CACI International, Inc. Class A	31,300	16,676,953
KBR, Inc.	170,670	6,860,934
		23,537,887
Residential REITs–0.98%
American Homes 4 Rent Class A	304,020	9,759,042
		9,759,042
Retail REITs–1.73%
Kimco Realty Corp.	396,200	8,030,974
Realty Income Corp.	162,847	9,179,685
		17,210,659
Semiconductors & Semiconductor Equipment–2.45%
†ON Semiconductor Corp.	139,450	7,551,218
Teradyne, Inc.	87,250	16,888,110
		24,439,328
Specialized REITs–1.55%
Extra Space Storage, Inc.	47,318	6,161,750
VICI Properties, Inc.	331,460	9,320,655
		15,482,405
Specialty Retail–3.06%
†AutoZone, Inc.	2,700	9,157,050
LVIP Nomura Mid Cap Value Fund-2

LVIP Nomura Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	31,750	$6,285,548
Ross Stores, Inc.	83,450	15,032,683
		30,475,281
Trading Companies & Distributors–2.21%
United Rentals, Inc.	12,850	10,399,762
WESCO International, Inc.	47,578	11,639,482
		22,039,244
Total Common Stock (Cost $592,862,322)		990,818,668

MONEY MARKET FUND–0.07%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	660,269	660,269
Total Money Market Fund (Cost $660,269)		660,269

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.50%
Discounted Commercial Paper–0.50%
≠Cargill Global Funding PLC 3.71% 1/2/26	5,000,000	$4,999,491
		4,999,491
Total Short-Term Investment (Cost $4,999,492)		4,999,491

TOTAL INVESTMENTS–100.01% (Cost $598,522,083)	996,478,428
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(71,627)
NET ASSETS APPLICABLE TO 22,822,683 SHARES OUTSTANDING–100.00%	$996,406,801
NET ASSET VALUE PER SHARE–LVIP NOMURA MID CAP VALUE FUND STANDARD CLASS ($771,916,002 / 17,635,566 Shares)	$43.770
NET ASSET VALUE PER SHARE–LVIP NOMURA MID CAP VALUE FUND SERVICE CLASS ($224,490,799 / 5,187,117 Shares)	$43.279
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$534,464,368
Distributable earnings/(accumulated loss)	461,942,433
TOTAL NET ASSETS	$996,406,801

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $1,981,042 payable for fund shares redeemed, $11,015 other accrued expenses payable, $397,411 due to manager and affiliates,
$17,071 payable for audit fee and $26,056 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-3

LVIP Nomura Mid Cap Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$16,911,872
EXPENSES:
Management fees	3,437,112
Distribution fees-Service Class	751,228
Shareholder servicing fees	278,121
Accounting and administration expenses	171,367
Professional fees	59,050
Reports and statements to shareholders	30,923
Trustees’ fees and expenses	27,669
Consulting fees	8,559
Custodian fees	6,053
Pricing fees	4,288
Other	30,402
Total operating expenses	4,804,772
NET INVESTMENT INCOME	12,107,100
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	69,885,343
Net change in unrealized appreciation (depreciation) of investments	37,884,893
NET REALIZED AND UNREALIZED GAIN	107,770,236
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,877,336
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura Mid Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,107,100	$11,014,293
Net realized gain	69,885,343	110,009,059
Net change in unrealized appreciation (depreciation)	37,884,893	7,276,461
Net increase in net assets resulting from operations	119,877,336	128,299,813
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(96,181,002)	(30,932,491)
Service Class	(27,476,044)	(8,203,446)
	(123,657,046)	(39,135,937)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67,992,862	48,789,280
Service Class	24,326,984	24,277,346
Reinvestment of dividends and distributions:
Standard Class	96,181,002	30,932,491
Service Class	27,476,044	8,203,446
	215,976,892	112,202,563
Cost of shares redeemed:
Standard Class	(132,507,869)	(137,319,274)
Service Class	(37,538,842)	(37,627,664)
	(170,046,711)	(174,946,938)
Increase (decrease) in net assets derived from capital share transactions	45,930,181	(62,744,375)
NET INCREASE IN NET ASSETS	42,150,471	26,419,501
NET ASSETS:
Beginning of year	954,256,330	927,836,829
End of year	$996,406,801	$954,256,330
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-4

LVIP Nomura Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Mid Cap Value Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.028	$39.969	$39.837	$46.009	$35.342
Income (loss) from investment operations:
Net investment income[2]	0.593	0.536	0.614	0.576	0.523
Net realized and unrealized gain (loss)	5.075	5.391	3.520	(4.730)	10.732
Total from investment operations	5.668	5.927	4.134	(4.154)	11.255
Less dividends and distributions from:
Net investment income	(0.613)	(0.608)	(0.632)	(0.630)	(0.588)
Net realized gain	(5.313)	(1.260)	(3.370)	(1.388)	—
Total dividends and distributions	(5.926)	(1.868)	(4.002)	(2.018)	(0.588)
Net asset value, end of period	$43.770	$44.028	$39.969	$39.837	$46.009
Total return[3]	13.35%	14.82%	11.24%	(8.87% )	31.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$771,916	$743,279	$731,154	$716,382	$875,293
Ratio of expenses to average net assets	0.42%	0.42%	0.43%	0.42%	0.41%
Ratio of net investment income to average net assets	1.34%	1.25%	1.56%	1.37%	1.25%
Portfolio turnover	18%	18%	12%	20%	19%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-5

LVIP Nomura Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Mid Cap Value Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$43.613	$39.619	$39.537	$45.685	$35.102
Income (loss) from investment operations:
Net investment income[2]	0.433	0.381	0.472	0.424	0.373
Net realized and unrealized gain (loss)	5.014	5.330	3.480	(4.695)	10.649
Total from investment operations	5.447	5.711	3.952	(4.271)	11.022
Less dividends and distributions from:
Net investment income	(0.468)	(0.457)	(0.500)	(0.489)	(0.439)
Net realized gain	(5.313)	(1.260)	(3.370)	(1.388)	—
Total dividends and distributions	(5.781)	(1.717)	(3.870)	(1.877)	(0.439)
Net asset value, end of period	$43.279	$43.613	$39.619	$39.537	$45.685
Total return[3]	12.95%	14.42%	10.86%	(9.19% )	31.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,491	$210,977	$196,683	$185,214	$202,292
Ratio of expenses to average net assets	0.77%	0.77%	0.78%	0.77%	0.76%
Ratio of net investment income to average net assets	0.99%	0.90%	1.21%	1.02%	0.88%
Portfolio turnover	18%	18%	12%	20%	19%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Mid Cap Value Fund-6

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura Mid Cap Value Fund (formerly, LVIP Macquarie Mid Cap Value Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Nomura Mid Cap Value Fund-7

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Effective December 1, 2025, Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets. Prior to December 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$79,098
Legal	13,148
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,955 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Nomura Mid Cap Value Fund-8

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$304,867
Distribution fees payable to LFD	67,623
Printing and mailing fees payable to Lincoln Life	48
Shareholder servicing fees payable to Lincoln Life	24,873
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$174,813,257
Sales	234,500,831
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$601,080,182
Aggregate unrealized appreciation of investments	$413,816,933
Aggregate unrealized depreciation of investments	(18,418,687)
Net unrealized appreciation of investments	$395,398,246
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$990,818,668	$—	$—	$990,818,668
Money Market Fund	660,269	—	—	660,269
Short-Term Investment	—	4,999,491	—	4,999,491
Total Investments	$991,478,937	$4,999,491	$—	$996,478,428
There were no Level 3 investments at the beginning or end of the year.
LVIP Nomura Mid Cap Value Fund-9

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and distributions from underlying real estate investment trusts ("REITS").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$15,512,750	$12,419,854
Long-term capital gains	108,144,296	26,716,083
Total	$123,657,046	$39,135,937
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$66,544,187
Net unrealized appreciation	395,398,246
Distributable earnings/(accumulated loss)	$461,942,433
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,527,993	1,092,877
Service Class	558,155	566,295
Shares reinvested:
Standard Class	2,241,251	694,200
Service Class	649,025	186,648
	4,976,424	2,540,020
Shares redeemed:
Standard Class	(3,015,643)	(3,198,317)
Service Class	(857,537)	(879,874)
	(3,873,180)	(4,078,191)
Net increase (decrease)	1,103,244	(1,538,171)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP Nomura Mid Cap Value Fund-10

LVIP Nomura Mid Cap Value Fund
Notes to Financial Statements (continued)
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura Mid Cap Value Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Nomura Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Nomura Mid Cap Value Fund (formerly, LVIP Macquarie Mid Cap Value Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Nomura Mid Cap Value Fund–12

LVIP Nomura SMID Cap Core Fund
(formerly, LVIP Macquarie SMID Cap Core Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Nomura SMID Cap Core Fund

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.04%
Aerospace & Defense–0.65%
Carpenter Technology Corp.	13,790	$4,341,644
		4,341,644
Automobile Components–0.78%
BorgWarner, Inc.	115,330	5,196,770
		5,196,770
Banks–8.60%
East West Bancorp, Inc.	130,894	14,711,177
Old National Bancorp	356,550	7,954,630
Southstate Bank Corp.	90,188	8,487,593
Webster Financial Corp.	198,206	12,475,085
WSFS Financial Corp.	111,833	6,177,655
Zions Bancorp NA	124,781	7,304,680
		57,110,820
Biotechnology–6.17%
†Amicus Therapeutics, Inc.	245,978	3,502,727
†Exact Sciences Corp.	54,954	5,581,128
†Halozyme Therapeutics, Inc.	91,404	6,151,489
†Insmed, Inc.	63,181	10,996,021
†Natera, Inc.	27,739	6,354,728
†Neurocrine Biosciences, Inc.	49,347	6,998,885
†Ultragenyx Pharmaceutical, Inc.	58,771	1,351,733
		40,936,711
Building Products–1.78%
Carlisle Cos., Inc.	8,819	2,820,845
Tecnoglass, Inc.	38,600	1,942,352
Zurn Elkay Water Solutions Corp.	151,196	7,029,102
		11,792,299
Capital Markets–2.64%
Hamilton Lane, Inc. Class A	60,703	8,153,020
Stifel Financial Corp.	74,686	9,352,181
		17,505,201
Chemicals–1.08%
Minerals Technologies, Inc.	117,201	7,143,401
		7,143,401
Commercial Services & Supplies–3.04%
ABM Industries, Inc.	90,526	3,829,250
†Casella Waste Systems, Inc. Class A	45,149	4,421,893
†Clean Harbors, Inc.	27,418	6,428,972
Tetra Tech, Inc.	163,172	5,472,789
		20,152,904
Construction & Engineering–2.86%
†API Group Corp.	111,615	4,270,390
Arcosa, Inc.	65,842	7,000,321
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services, Inc.	9,664	$4,078,788
WillScot Holdings Corp.	191,972	3,614,833
		18,964,332
Consumer Finance–1.27%
Ally Financial, Inc.	186,000	8,423,940
		8,423,940
Consumer Staples Distribution & Retail–2.79%
†BJ's Wholesale Club Holdings, Inc.	79,932	7,196,278
Casey's General Stores, Inc.	20,535	11,349,900
		18,546,178
Electrical Equipment–1.34%
Atkore, Inc.	15,441	976,643
†Bloom Energy Corp. Class A	11,384	989,156
nVent Electric PLC	19,196	1,957,416
Regal Rexnord Corp.	35,514	4,983,325
		8,906,540
Electronic Equipment, Instruments & Components–2.30%
†Coherent Corp.	82,856	15,292,731
		15,292,731
Energy Equipment & Services–1.19%
Liberty Energy, Inc.	428,256	7,905,606
		7,905,606
Entertainment–1.04%
†IMAX Corp.	186,256	6,884,022
		6,884,022
Financial Services–0.87%
Essent Group Ltd.	88,591	5,759,301
		5,759,301
Food Products–0.42%
J&J Snack Foods Corp.	30,742	2,778,155
		2,778,155
Gas Utilities–1.08%
Spire, Inc.	86,489	7,152,640
		7,152,640
Ground Transportation–1.61%
Knight-Swift Transportation Holdings, Inc.	101,640	5,313,739
†Saia, Inc.	6,815	2,225,234
†XPO, Inc.	23,213	3,154,879
		10,693,852
Health Care Equipment & Supplies–2.21%
†Glaukos Corp.	38,717	4,371,537
†Inspire Medical Systems, Inc.	27,271	2,515,204
†Lantheus Holdings, Inc.	51,119	3,401,969
LVIP Nomura SMID Cap Core Fund-1

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
=†OmniAb, Inc. Earnout Shares	14,046	$0
=†OmniAb, Inc. Earnout Shares.	14,046	0
†TransMedics Group, Inc.	36,133	4,395,580
		14,684,290
Health Care Providers & Services–0.93%
Encompass Health Corp.	58,091	6,165,779
		6,165,779
Health Care REITs–0.68%
Healthpeak Properties, Inc.	280,424	4,509,218
		4,509,218
Hotels, Restaurants & Leisure–3.12%
Aramark	140,576	5,181,631
†Brinker International, Inc.	29,924	4,294,693
†Life Time Group Holdings, Inc.	183,942	4,889,178
Texas Roadhouse, Inc.	38,207	6,342,362
		20,707,864
Household Durables–1.99%
KB Home	42,723	2,410,004
La-Z-Boy, Inc.	80,046	2,983,314
†Taylor Morrison Home Corp.	46,510	2,738,044
Toll Brothers, Inc.	37,340	5,049,115
		13,180,477
Industrial REITs–1.74%
First Industrial Realty Trust, Inc.	132,301	7,576,878
Terreno Realty Corp.	67,783	3,979,540
		11,556,418
Insurance–3.19%
Axis Capital Holdings Ltd.	113,217	12,124,408
Reinsurance Group of America, Inc.	44,404	9,034,438
		21,158,846
Interactive Media & Services–0.41%
†Yelp, Inc.	90,035	2,736,164
		2,736,164
IT Services–0.41%
†ASGN, Inc.	56,012	2,698,098
		2,698,098
Leisure Products–1.15%
†Malibu Boats, Inc. Class A	64,525	1,820,250
†YETI Holdings, Inc.	132,453	5,850,449
		7,670,699
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.47%
Bio-Techne Corp.	72,379	$4,256,609
†Repligen Corp.	33,588	5,503,730
		9,760,339
Machinery–4.99%
Federal Signal Corp.	66,321	7,201,797
†Gates Industrial Corp. PLC	187,780	4,031,637
Graco, Inc.	63,489	5,204,193
Kadant, Inc.	14,614	4,165,282
Lincoln Electric Holdings, Inc.	34,939	8,372,782
†SPX Technologies, Inc.	20,896	4,180,454
		33,156,145
Marine Transportation–1.19%
†Kirby Corp.	71,658	7,895,278
		7,895,278
Media–1.23%
Nexstar Media Group, Inc.	17,280	3,508,704
Omnicom Group, Inc.	57,881	4,673,891
		8,182,595
Metals & Mining–2.27%
Kaiser Aluminum Corp.	55,118	6,330,853
Reliance, Inc.	30,294	8,751,028
		15,081,881
Multi-Utilities–0.96%
Black Hills Corp.	92,068	6,391,361
		6,391,361
Oil, Gas & Consumable Fuels–2.80%
Expand Energy Corp.	74,063	8,173,593
International Seaways, Inc.	40,480	1,965,304
Permian Resources Corp.	600,143	8,420,006
		18,558,903
Pharmaceuticals–3.15%
†Axsome Therapeutics, Inc.	43,907	8,019,174
†Ligand Pharmaceuticals, Inc.	40,152	7,591,539
†Supernus Pharmaceuticals, Inc.	106,844	5,310,147
		20,920,860
Professional Services–2.37%
†ExlService Holdings, Inc.	189,902	8,059,441
KBR, Inc.	99,243	3,989,569
UL Solutions, Inc. Class A	46,756	3,687,178
		15,736,188
Real Estate Management & Development–1.00%
†Jones Lang LaSalle, Inc.	19,783	6,656,386
		6,656,386
LVIP Nomura SMID Cap Core Fund-2

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.17%
Camden Property Trust	70,507	$7,761,411
		7,761,411
Retail REITs–1.85%
Brixmor Property Group, Inc.	244,755	6,417,476
Kite Realty Group Trust	243,552	5,837,941
		12,255,417
Semiconductors & Semiconductor Equipment–5.04%
†Astera Labs, Inc.	35,790	5,954,024
†MACOM Technology Solutions Holdings, Inc.	57,462	9,842,091
†Semtech Corp.	174,797	12,880,791
†Silicon Laboratories, Inc.	36,571	4,779,830
		33,456,736
Software–6.21%
†Box, Inc. Class A	98,492	2,945,896
†Dynatrace, Inc.	99,533	4,313,760
†Guidewire Software, Inc.	48,582	9,765,468
†Procore Technologies, Inc.	61,171	4,449,579
†PTC, Inc.	18,500	3,222,885
†Q2 Holdings, Inc.	75,849	5,473,264
†Rubrik, Inc. Class A	29,879	2,285,146
†SPS Commerce, Inc.	12,971	1,156,105
†Varonis Systems, Inc.	135,845	4,455,716
†Workiva, Inc.	36,238	3,125,527
		41,193,346
Specialty Retail–1.25%
Dick's Sporting Goods, Inc.	41,825	8,280,095
		8,280,095
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.66%
Steven Madden Ltd.	104,558	$4,353,795
		4,353,795
Trading Companies & Distributors–3.09%
Applied Industrial Technologies, Inc.	20,775	5,334,397
Boise Cascade Co.	53,706	3,952,762
FTAI Aviation Ltd.	12,150	2,391,727
WESCO International, Inc.	36,243	8,866,487
		20,545,373
Total Common Stock (Cost $397,207,124)		650,741,009
RIGHTS–0.00%
=†Blueprint Medicines Corp.	44,455	20,449
Total Rights (Cost $20,450)		20,449

MONEY MARKET FUND–2.02%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	13,392,541	13,392,541
Total Money Market Fund (Cost $13,392,541)		13,392,541

TOTAL INVESTMENTS–100.06% (Cost $410,620,115)	664,153,999
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(368,038)
NET ASSETS APPLICABLE TO 23,534,459 SHARES OUTSTANDING–100.00%	$663,785,961
NET ASSET VALUE PER SHARE–LVIP NOMURA SMID CAP CORE FUND STANDARD CLASS ($427,722,697 / 14,569,415 Shares)	$29.358
NET ASSET VALUE PER SHARE–LVIP NOMURA SMID CAP CORE FUND SERVICE CLASS ($236,063,264 / 8,965,044 Shares)	$26.332
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$377,248,709
Distributable earnings/(accumulated loss)	286,537,252
TOTAL NET ASSETS	$663,785,961

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP Nomura SMID Cap Core Fund-3

LVIP Nomura SMID Cap Core Fund
Statement of Net Assets (continued)

★Includes $4,992 expense reimbursement receivable from Lincoln Financial Investments Corporation, $926,494 payable for fund shares redeemed, $8,702 other accrued expenses payable, $501,071 due to manager and affiliates, $17,806 payable for audit fee and $19,659 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-4

LVIP Nomura SMID Cap Core Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$8,449,149
EXPENSES:
Management fees	4,761,681
Distribution fees-Service Class	672,342
Shareholder servicing fees	186,913
Accounting and administration expenses	122,869
Professional fees	52,729
Reports and statements to shareholders	27,516
Trustees’ fees and expenses	18,680
Consulting fees	7,821
Custodian fees	5,722
Pricing fees	3,274
Other	23,116
5,882,663
Less:
Expenses reimbursed	(54,114)
Total operating expenses	5,828,549
NET INVESTMENT INCOME	2,620,600
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	38,067,710
Net change in unrealized appreciation (depreciation) of investments	14,472,155
NET REALIZED AND UNREALIZED GAIN	52,539,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,160,465
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura SMID Cap Core Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,620,600	$2,983,098
Net realized gain	38,067,710	15,642,125
Net change in unrealized appreciation (depreciation)	14,472,155	68,966,349
Net increase in net assets resulting from operations	55,160,465	87,591,572
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(12,738,147)	(22,474,891)
Service Class	(7,144,363)	(11,953,924)
	(19,882,510)	(34,428,815)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,215,125	35,511,118
Service Class	34,967,602	24,282,079
Reinvestment of dividends and distributions:
Standard Class	12,738,147	22,474,891
Service Class	7,144,363	11,953,924
	93,065,237	94,222,012
Cost of shares redeemed:
Standard Class	(81,702,755)	(70,397,677)
Service Class	(39,507,898)	(39,047,651)
	(121,210,653)	(109,445,328)
Decrease in net assets derived from capital share transactions	(28,145,416)	(15,223,316)
NET INCREASE IN NET ASSETS	7,132,539	37,939,441
NET ASSETS:
Beginning of year	656,653,422	618,713,981
End of year	$663,785,961	$656,653,422
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-5

LVIP Nomura SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura SMID Cap Core Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$27.813	$25.561	$23.395	$28.114	$24.740
Income (loss) from investment operations:
Net investment income[3]	0.142	0.153	0.180	0.167	0.052
Net realized and unrealized gain (loss)	2.285	3.572	3.529	(4.065)	5.604
Total from investment operations	2.427	3.725	3.709	(3.898)	5.656
Less dividends and distributions from:
Net investment income	(0.160)	(0.165)	(0.273)	(0.111)	(0.273)
Net realized gain	(0.722)	(1.308)	(1.270)	(0.710)	(2.008)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.882)	(1.473)	(1.543)	(0.821)	(2.282)
Net asset value, end of period	$29.358	$27.813	$25.561	$23.395	$28.114
Total return[4]	8.85%	14.73%	16.45%	(13.73% )	23.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$427,723	$435,084	$411,197	$373,770	$467,478
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.81%	0.81%	0.80%
Ratio of net investment income to average net assets	0.51%	0.57%	0.74%	0.68%	0.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.50%	0.56%	0.73%	0.67%	0.19%
Portfolio turnover	19%	11%	17%	19%	17%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-6

LVIP Nomura SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura SMID Cap Core Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$25.039	$23.148	$21.331	$25.715	$22.750
Income (loss) from investment operations:
Net investment income (loss)[3]	0.053	0.065	0.097	0.085	(0.031)
Net realized and unrealized gain (loss)	2.046	3.225	3.198	(3.718)	5.154
Total from investment operations	2.099	3.290	3.295	(3.633)	5.123
Less dividends and distributions from:
Net investment income	(0.084)	(0.091)	(0.208)	(0.041)	(0.148)
Net realized gain	(0.722)	(1.308)	(1.270)	(0.710)	(2.009)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.806)	(1.399)	(1.478)	(0.751)	(2.158)
Net asset value, end of period	$26.332	$25.039	$23.148	$21.331	$25.715
Total return[4]	8.53%	14.38%	16.10%	(13.99% )	22.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$236,063	$221,569	$207,517	$187,903	$244,643
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.11%	1.11%	1.11%	1.10%
Ratio of net investment income (loss) to average net assets	0.21%	0.27%	0.44%	0.38%	(0.13% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.20%	0.26%	0.43%	0.37%	(0.13% )
Portfolio turnover	19%	11%	17%	19%	17%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura SMID Cap Core Fund-7

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura SMID Cap Core Fund (formerly, LVIP Macquarie SMID Cap Core Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Nomura SMID Cap Core Fund-8

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.80% of the Fund’s average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$43,886	$45,252	$54,114	$143,252
Effective December 1, 2025, Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets. Prior to December 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$53,328
Legal	8,841
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,302 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Nomura SMID Cap Core Fund-9

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,992
Management fees payable to LFI	423,011
Distribution fees payable to LFD	61,245
Printing and mailing fees payable to Lincoln Life	170
Shareholder servicing fees payable to Lincoln Life	16,645
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$117,629,657
Sales	151,491,932
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$414,028,342
Aggregate unrealized appreciation of investments	$268,844,550
Aggregate unrealized depreciation of investments	(18,718,893)
Net unrealized appreciation of investments	$250,125,657
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Nomura SMID Cap Core Fund-10

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$4,341,644	$—	$—	$4,341,644
Automobile Components	5,196,770	—	—	5,196,770
Banks	57,110,820	—	—	57,110,820
Biotechnology	40,936,711	—	—	40,936,711
Building Products	11,792,299	—	—	11,792,299
Capital Markets	17,505,201	—	—	17,505,201
Chemicals	7,143,401	—	—	7,143,401
Commercial Services & Supplies	20,152,904	—	—	20,152,904
Construction & Engineering	18,964,332	—	—	18,964,332
Consumer Finance	8,423,940	—	—	8,423,940
Consumer Staples Distribution & Retail	18,546,178	—	—	18,546,178
Electrical Equipment	8,906,540	—	—	8,906,540
Electronic Equipment, Instruments & Components	15,292,731	—	—	15,292,731
Energy Equipment & Services	7,905,606	—	—	7,905,606
Entertainment	6,884,022	—	—	6,884,022
Financial Services	5,759,301	—	—	5,759,301
Food Products	2,778,155	—	—	2,778,155
Gas Utilities	7,152,640	—	—	7,152,640
Ground Transportation	10,693,852	—	—	10,693,852
Health Care Equipment & Supplies	14,684,290	—	— *	14,684,290
Health Care Providers & Services	6,165,779	—	—	6,165,779
Health Care REITs	4,509,218	—	—	4,509,218
Hotels, Restaurants & Leisure	20,707,864	—	—	20,707,864
Household Durables	13,180,477	—	—	13,180,477
Industrial REITs	11,556,418	—	—	11,556,418
Insurance	21,158,846	—	—	21,158,846
Interactive Media & Services	2,736,164	—	—	2,736,164
IT Services	2,698,098	—	—	2,698,098
Leisure Products	7,670,699	—	—	7,670,699
Life Sciences Tools & Services	9,760,339	—	—	9,760,339
Machinery	33,156,145	—	—	33,156,145
Marine Transportation	7,895,278	—	—	7,895,278
Media	8,182,595	—	—	8,182,595
Metals & Mining	15,081,881	—	—	15,081,881
Multi-Utilities	6,391,361	—	—	6,391,361
Oil, Gas & Consumable Fuels	18,558,903	—	—	18,558,903
Pharmaceuticals	20,920,860	—	—	20,920,860
Professional Services	15,736,188	—	—	15,736,188
Real Estate Management & Development	6,656,386	—	—	6,656,386
Residential REITs	7,761,411	—	—	7,761,411
Retail REITs	12,255,417	—	—	12,255,417
Semiconductors & Semiconductor Equipment	33,456,736	—	—	33,456,736
Software	41,193,346	—	—	41,193,346
Specialty Retail	8,280,095	—	—	8,280,095
Textiles, Apparel & Luxury Goods	4,353,795	—	—	4,353,795
Trading Companies & Distributors	20,545,373	—	—	20,545,373
Rights	—	—	20,449	20,449
Money Market Fund	13,392,541	—	—	13,392,541
Total Investments	$664,133,550	$—	$20,449	$664,153,999

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
LVIP Nomura SMID Cap Core Fund-11

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on passive foreign investment companies ("PFICs").    The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$5,041,249	$3,368,991
Long-term capital gains	14,841,261	31,059,824
Total	$19,882,510	$34,428,815
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$36,411,595
Net unrealized appreciation	250,125,657
Distributable earnings/(accumulated loss)	$286,537,252
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,388,105	1,318,371
Service Class	1,407,672	981,587
Shares reinvested:
Standard Class	449,311	825,707
Service Class	282,532	488,897
	3,527,620	3,614,562
Shares redeemed:
Standard Class	(2,911,310)	(2,587,766)
Service Class	(1,573,954)	(1,586,615)
	(4,485,264)	(4,174,381)
Net decrease	(957,644)	(559,819)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP Nomura SMID Cap Core Fund-12

LVIP Nomura SMID Cap Core Fund
Notes to Financial Statements (continued)
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura SMID Cap Core Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Nomura SMID Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Nomura SMID Cap Core Fund (formerly, LVIP Macquarie SMID Cap Core Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the year ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Nomura SMID Cap Core Fund–14

LVIP Nomura Social Awareness Fund
(formerly, LVIP Macquarie Social Awareness Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Nomura Social Awareness Fund

LVIP Nomura Social Awareness Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.32%
Automobile Components–0.32%
BorgWarner, Inc.	58,425	$2,632,631
		2,632,631
Automobiles–0.98%
†Tesla, Inc.	17,969	8,081,019
		8,081,019
Banks–6.06%
East West Bancorp, Inc.	82,376	9,258,239
JPMorgan Chase & Co.	67,432	21,727,939
U.S. Bancorp	199,594	10,650,336
Webster Financial Corp.	129,745	8,166,150
		49,802,664
Beverages–0.79%
PepsiCo, Inc.	45,564	6,539,345
		6,539,345
Biotechnology–3.02%
†Insmed, Inc.	43,161	7,511,741
†Natera, Inc.	25,330	5,802,850
†Neurocrine Biosciences, Inc.	31,180	4,422,259
†Vertex Pharmaceuticals, Inc.	15,670	7,104,151
		24,841,001
Broadline Retail–3.91%
†Amazon.com, Inc.	139,286	32,149,995
		32,149,995
Building Products–1.44%
Carlisle Cos., Inc.	10,808	3,457,047
Trane Technologies PLC	21,491	8,364,297
		11,821,344
Capital Markets–2.47%
Blackrock, Inc.	7,758	8,303,698
Intercontinental Exchange, Inc.	42,553	6,891,884
Raymond James Financial, Inc.	31,639	5,080,907
		20,276,489
Chemicals–1.59%
Corteva, Inc.	67,681	4,536,658
DuPont de Nemours, Inc.	57,297	2,303,339
Linde PLC	14,601	6,225,720
		13,065,717
Commercial Services & Supplies–0.47%
Waste Management, Inc.	17,588	3,864,259
		3,864,259
Communications Equipment–0.97%
Cisco Systems, Inc.	103,251	7,953,425
		7,953,425
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.81%
Quanta Services, Inc.	35,208	$14,859,888
		14,859,888
Consumer Finance–0.62%
Ally Financial, Inc.	111,815	5,064,101
		5,064,101
Consumer Staples Distribution & Retail–1.00%
Casey's General Stores, Inc.	14,944	8,259,698
		8,259,698
Diversified Telecommunication Services–0.49%
AT&T, Inc.	161,757	4,018,044
		4,018,044
Electrical Equipment–1.57%
AMETEK, Inc.	18,779	3,855,516
Eaton Corp. PLC	16,514	5,259,874
Emerson Electric Co.	28,580	3,793,138
		12,908,528
Entertainment–1.80%
†Netflix, Inc.	94,074	8,820,378
Walt Disney Co.	52,938	6,022,757
		14,843,135
Financial Services–2.28%
Visa, Inc. Class A	53,454	18,746,852
		18,746,852
Ground Transportation–1.26%
CSX Corp.	180,176	6,531,380
Knight-Swift Transportation Holdings, Inc.	74,121	3,875,046
		10,406,426
Health Care Equipment & Supplies–2.47%
Abbott Laboratories	59,157	7,411,780
†Boston Scientific Corp.	57,709	5,502,553
†Edwards Lifesciences Corp.	48,607	4,143,747
†Lantheus Holdings, Inc.	49,494	3,293,826
		20,351,906
Health Care Providers & Services–0.82%
Cigna Group	24,561	6,759,924
		6,759,924
Health Care Technology–0.25%
†Veeva Systems, Inc. Class A	9,146	2,041,662
		2,041,662
Hotels, Restaurants & Leisure–1.52%
Aramark	92,683	3,416,296
LVIP Nomura Social Awareness Fund-1

LVIP Nomura Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	50,811	$4,278,794
Texas Roadhouse, Inc.	29,086	4,828,276
		12,523,366
Household Durables–0.52%
Toll Brothers, Inc.	31,937	4,318,521
		4,318,521
Industrial REITs–0.51%
First Industrial Realty Trust, Inc.	72,795	4,168,970
		4,168,970
Insurance–1.94%
Axis Capital Holdings Ltd.	81,414	8,718,625
Reinsurance Group of America, Inc.	35,425	7,207,571
		15,926,196
Interactive Media & Services–8.82%
Alphabet, Inc. Class A	160,500	50,236,500
Meta Platforms, Inc. Class A	33,837	22,335,465
		72,571,965
IT Services–1.06%
Accenture PLC Class A	22,415	6,013,945
†Snowflake, Inc. Class A	12,354	2,709,973
		8,723,918
Leisure Products–0.42%
†YETI Holdings, Inc.	78,306	3,458,776
		3,458,776
Life Sciences Tools & Services–1.47%
†Repligen Corp.	24,411	3,999,987
Thermo Fisher Scientific, Inc.	13,912	8,061,308
		12,061,295
Machinery–3.17%
Caterpillar, Inc.	15,745	9,019,838
Lincoln Electric Holdings, Inc.	20,276	4,858,941
Parker-Hannifin Corp.	13,899	12,216,665
		26,095,444
Media–0.48%
Comcast Corp. Class A	132,570	3,962,517
		3,962,517
Oil, Gas & Consumable Fuels–3.08%
ConocoPhillips	63,890	5,980,743
Diamondback Energy, Inc.	46,904	7,051,078
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.	63,609	$7,019,889
Permian Resources Corp.	374,728	5,257,434
		25,309,144
Passenger Airlines–0.58%
Delta Air Lines, Inc.	68,311	4,740,783
		4,740,783
Pharmaceuticals–3.37%
Eli Lilly & Co.	18,029	19,375,406
Merck & Co., Inc.	79,138	8,330,066
		27,705,472
Real Estate Management & Development–0.57%
†Jones Lang LaSalle, Inc.	13,846	4,658,764
		4,658,764
Semiconductors & Semiconductor Equipment–12.82%
Broadcom, Inc.	91,622	31,710,374
NVIDIA Corp.	333,508	62,199,242
†ON Semiconductor Corp.	67,286	3,643,537
Qnity Electronics, Inc. Class W/I	28,648	2,339,109
Texas Instruments, Inc.	31,731	5,505,011
		105,397,273
Software–12.67%
†Adobe, Inc.	8,023	2,807,970
†Crowdstrike Holdings, Inc. Class A	16,909	7,926,263
Intuit, Inc.	7,569	5,013,857
Microsoft Corp.	105,925	51,227,448
Oracle Corp.	33,080	6,447,623
†Palo Alto Networks, Inc.	27,526	5,070,289
†PTC, Inc.	18,722	3,261,560
Roper Technologies, Inc.	12,473	5,552,106
Salesforce, Inc.	25,148	6,661,957
†ServiceNow, Inc.	43,845	6,716,615
†Tyler Technologies, Inc.	7,668	3,480,889
		104,166,577
Specialized REITs–0.45%
American Tower Corp.	21,241	3,729,282
		3,729,282
Specialty Retail–2.59%
Dick's Sporting Goods, Inc.	22,165	4,388,005
Home Depot, Inc.	29,123	10,021,224
Tractor Supply Co.	137,797	6,891,228
		21,300,457
Technology Hardware, Storage & Peripherals–5.72%
Apple, Inc.	173,126	47,066,034
		47,066,034
LVIP Nomura Social Awareness Fund-2

LVIP Nomura Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.35%
NIKE, Inc. Class B	45,276	$2,884,534
		2,884,534
Trading Companies & Distributors–0.41%
FTAI Aviation Ltd.	17,057	3,357,670
		3,357,670
Water Utilities–0.41%
American Water Works Co., Inc.	25,637	3,345,629
		3,345,629
Total Common Stock (Cost $267,276,635)		816,760,640

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.75%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	6,143,575	$6,143,575
Total Money Market Fund (Cost $6,143,575)		6,143,575

TOTAL INVESTMENTS–100.07% (Cost $273,420,210)	822,904,215
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(573,789)
NET ASSETS APPLICABLE TO 14,687,473 SHARES OUTSTANDING–100.00%	$822,330,426
NET ASSET VALUE PER SHARE–LVIP NOMURA SOCIAL AWARENESS FUND STANDARD CLASS ($694,776,137 / 12,386,034 Shares)	$56.094
NET ASSET VALUE PER SHARE–LVIP NOMURA SOCIAL AWARENESS FUND SERVICE CLASS ($127,554,289 / 2,301,439 Shares)	$55.424
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$194,526,908
Distributable earnings/(accumulated loss)	627,803,518
TOTAL NET ASSETS	$822,330,426

†Non-income producing.

★Includes $856,942 payable for fund shares redeemed, $9,776 other accrued expenses payable, $318,527 due to manager and affiliates,
$17,071 payable for audit fee and $22,922 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-3

LVIP Nomura Social Awareness Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$9,071,965
EXPENSES:
Management fees	2,965,043
Distribution fees-Service Class	433,308
Shareholder servicing fees	232,488
Accounting and administration expenses	146,765
Professional fees	55,248
Reports and statements to shareholders	25,279
Trustees’ fees and expenses	23,224
Consulting fees	7,679
Custodian fees	6,317
Pricing fees	3,648
Other	25,175
Total operating expenses	3,924,174
NET INVESTMENT INCOME	5,147,791
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	82,621,188
Net change in unrealized appreciation (depreciation) of investments	24,648,863
NET REALIZED AND UNREALIZED GAIN	107,270,051
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,417,842
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura Social Awareness Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,147,791	$5,910,867
Net realized gain	82,621,188	63,182,689
Net change in unrealized appreciation (depreciation)	24,648,863	85,112,593
Net increase in net assets resulting from operations	112,417,842	154,206,149
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(59,998,888)	(27,718,152)
Service Class	(10,602,607)	(4,690,014)
	(70,601,495)	(32,408,166)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,086,071	14,650,642
Service Class	6,132,178	7,879,337
Reinvestment of dividends and distributions:
Standard Class	59,998,888	27,718,152
Service Class	10,602,607	4,690,014
	84,819,744	54,938,145
Cost of shares redeemed:
Standard Class	(101,015,694)	(104,984,663)
Service Class	(20,973,339)	(25,543,074)
	(121,989,033)	(130,527,737)
Decrease in net assets derived from capital share transactions	(37,169,289)	(75,589,592)
NET INCREASE IN NET ASSETS	4,647,058	46,208,391
NET ASSETS:
Beginning of year	817,683,368	771,474,977
End of year	$822,330,426	$817,683,368
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-4

LVIP Nomura Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Social Awareness Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$53.259	$45.827	$38.311	$54.896	$45.599
Income (loss) from investment operations:
Net investment income[2]	0.379	0.398	0.419	0.476	0.418
Net realized and unrealized gain (loss)	7.494	9.173	10.816	(11.429)	11.535
Total from investment operations	7.873	9.571	11.235	(10.953)	11.953
Less dividends and distributions from:
Net investment income	(0.387)	(0.430)	(0.429)	(0.480)	(0.433)
Net realized gain	(4.651)	(1.709)	(3.290)	(5.152)	(2.223)
Total dividends and distributions	(5.038)	(2.139)	(3.719)	(5.632)	(2.656)
Net asset value, end of period	$56.094	$53.259	$45.827	$38.311	$54.896
Total return[3]	15.06%	21.07%	30.17%	(19.71% )	26.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$694,776	$692,356	$651,939	$555,475	$760,315
Ratio of expenses to average net assets	0.44%	0.43%	0.45%	0.44%	0.43%
Ratio of net investment income to average net assets	0.69%	0.78%	0.97%	1.05%	0.81%
Portfolio turnover	10%	5%	6%	12%	12%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-5

LVIP Nomura Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura Social Awareness Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$52.695	$45.365	$37.973	$54.473	$45.280
Income (loss) from investment operations:
Net investment income[2]	0.186	0.217	0.266	0.314	0.235
Net realized and unrealized gain (loss)	7.392	9.067	10.699	(11.330)	11.436
Total from investment operations	7.578	9.284	10.965	(11.016)	11.671
Less dividends and distributions from:
Net investment income	(0.198)	(0.245)	(0.283)	(0.332)	(0.255)
Net realized gain	(4.651)	(1.709)	(3.290)	(5.152)	(2.223)
Total dividends and distributions	(4.849)	(1.954)	(3.573)	(5.484)	(2.478)
Net asset value, end of period	$55.424	$52.695	$45.365	$37.973	$54.473
Total return[3]	14.65%	20.65%	29.72%	(19.99% )	25.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,554	$125,327	$119,535	$99,831	$133,121
Ratio of expenses to average net assets	0.79%	0.78%	0.80%	0.79%	0.78%
Ratio of net investment income to average net assets	0.34%	0.43%	0.62%	0.70%	0.46%
Portfolio turnover	10%	5%	6%	12%	12%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura Social Awareness Fund-6

LVIP Nomura Social Awareness Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura Social Awareness Fund (formerly, LVIP Macquarie Social Awareness Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from
LVIP Nomura Social Awareness Fund-7

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Effective December 1, 2025, Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets. Prior to December 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$66,311
Legal	11,015
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,209 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$259,478
Distribution fees payable to LFD	38,322
Printing and mailing fees payable to Lincoln Life	242
Shareholder servicing fees payable to Lincoln Life	20,485
LVIP Nomura Social Awareness Fund-8

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$83,497,089
Sales	187,068,320
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$274,822,572
Aggregate unrealized appreciation of investments	$549,399,948
Aggregate unrealized depreciation of investments	(1,318,306)
Net unrealized appreciation of investments	$548,081,642
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$816,760,640	$—	$—	$816,760,640
Money Market Fund	6,143,575	—	—	6,143,575
Total Investments	$822,904,215	$—	$—	$822,904,215
There were no Level 3 investments at the beginning or end of the year.
LVIP Nomura Social Awareness Fund-9

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sale and mark-to-market adjustments on passive foreign investments companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$7,849,934	$5,930,500
Long-term capital gains	62,751,561	26,477,666
Total	$70,601,495	$32,408,166
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$184,824
Undistributed long-term capital gains	79,537,052
Net unrealized appreciation	548,081,642
Distributable earnings/(accumulated loss)	$627,803,518
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	151,562	292,302
Service Class	115,468	157,697
Shares reinvested:
Standard Class	1,090,855	537,409
Service Class	195,727	92,359
	1,553,612	1,079,767
Shares redeemed:
Standard Class	(1,856,111)	(2,056,009)
Service Class	(388,109)	(506,678)
	(2,244,220)	(2,562,687)
Net decrease	(690,608)	(1,482,920)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP Nomura Social Awareness Fund-10

LVIP Nomura Social Awareness Fund
Notes to Financial Statements (continued)
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. Investing exclusively in socially responsible companies is a type of environmental, social and governance (“ESG”) investing. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura Social Awareness Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Nomura Social Awareness Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Nomura Social Awareness Fund  (formerly, LVIP Macquarie Social Awareness Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Nomura Social Awareness Fund–12

LVIP Nomura U.S. Growth Fund
(formerly, LVIP Macquarie U.S. Growth Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Nomura U.S. Growth Fund

LVIP Nomura U.S. Growth Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.39%
Aerospace & Defense–0.64%
General Electric Co.	10,351	$3,188,419
		3,188,419
Automobiles–3.69%
†Tesla, Inc.	40,881	18,385,003
		18,385,003
Banks–2.79%
Citigroup, Inc.	35,441	4,135,611
Popular, Inc.	78,464	9,770,337
		13,905,948
Biotechnology–2.42%
AbbVie, Inc.	9,017	2,060,294
†Alnylam Pharmaceuticals, Inc.	4,376	1,740,117
†Exelixis, Inc.	113,230	4,962,871
Gilead Sciences, Inc.	5,764	707,473
†Incyte Corp.	26,073	2,575,230
		12,045,985
Broadline Retail–4.41%
†Amazon.com, Inc.	95,107	21,952,598
		21,952,598
Communications Equipment–1.34%
†Arista Networks, Inc.	50,742	6,648,724
		6,648,724
Construction & Engineering–1.21%
Comfort Systems USA, Inc.	4,275	3,989,815
EMCOR Group, Inc.	3,353	2,051,332
		6,041,147
Consumer Finance–0.20%
Ally Financial, Inc.	21,955	994,342
		994,342
Consumer Staples Distribution & Retail–2.60%
Costco Wholesale Corp.	14,985	12,922,165
		12,922,165
Diversified Consumer Services–0.77%
†Grand Canyon Education, Inc.	23,085	3,839,266
		3,839,266
Electrical Equipment–0.70%
GE Vernova, Inc.	2,789	1,822,807
Vertiv Holdings Co. Class A	10,332	1,673,887
		3,496,694
Electronic Equipment, Instruments & Components–2.33%
Amphenol Corp. Class A	85,929	11,612,445
		11,612,445
Entertainment–0.88%
†Netflix, Inc.	33,592	3,149,586
†Roku, Inc.	11,178	1,212,701
		4,362,287
Financial Services–2.08%
Mastercard, Inc. Class A	6,041	3,448,686
†Toast, Inc. Class A	108,762	3,862,139
Visa, Inc. Class A	8,628	3,025,926
		10,336,751
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.87%
†Uber Technologies, Inc.	53,257	$4,351,629
		4,351,629
Health Care Providers & Services–3.19%
Cardinal Health, Inc.	29,016	5,962,788
McKesson Corp.	12,111	9,934,532
		15,897,320
Health Care Technology–0.29%
†Veeva Systems, Inc. Class A	6,401	1,428,895
		1,428,895
Hotels, Restaurants & Leisure–3.02%
Booking Holdings, Inc.	2,007	10,748,147
†DoorDash, Inc. Class A	18,943	4,290,211
		15,038,358
Interactive Media & Services–13.99%
Alphabet, Inc. Class A	152,964	47,931,627
Meta Platforms, Inc. Class A	29,883	19,725,470
†Reddit, Inc. Class A	8,770	2,015,960
		69,673,057
Oil, Gas & Consumable Fuels–0.62%
HF Sinclair Corp.	66,641	3,070,817
		3,070,817
Pharmaceuticals–3.07%
Eli Lilly & Co.	14,245	15,308,817
		15,308,817
Semiconductors & Semiconductor Equipment–19.96%
†Advanced Micro Devices, Inc.	10,735	2,299,008
†Astera Labs, Inc.	10,902	1,813,657
Broadcom, Inc.	71,229	24,652,357
KLA Corp.	1,431	1,738,779
Lam Research Corp.	102,576	17,558,960
Monolithic Power Systems, Inc.	459	416,019
NVIDIA Corp.	266,855	49,768,457
QUALCOMM, Inc.	6,604	1,129,614
		99,376,851
Software–16.83%
†Adobe, Inc.	8,099	2,834,569
†AppLovin Corp. Class A	7,799	5,255,122
Intuit, Inc.	7,196	4,766,774
†Manhattan Associates, Inc.	19,161	3,320,793
Microsoft Corp.	86,460	41,813,785
Oracle Corp.	16,125	3,142,924
†Palantir Technologies, Inc. Class A	64,116	11,396,619
Salesforce, Inc.	25,869	6,852,957
†ServiceNow, Inc.	22,910	3,509,583
†Workday, Inc. Class A	4,305	924,628
		83,817,754
Specialty Retail–0.32%
†Carvana Co.	3,821	1,612,538
		1,612,538
Technology Hardware, Storage & Peripherals–9.40%
Apple, Inc.	170,753	46,420,911
†Pure Storage, Inc. Class A	5,390	361,184
		46,782,095
LVIP Nomura U.S. Growth Fund-1

LVIP Nomura U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.77%
†Deckers Outdoor Corp.	16,172	$1,676,551
Ralph Lauren Corp.	11,875	4,199,119
Tapestry, Inc.	22,911	2,927,338
		8,803,008
Total Common Stock (Cost $230,007,094)		494,892,913

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	1,909,454	1,909,454
Total Money Market Fund (Cost $1,909,454)		1,909,454

TOTAL INVESTMENTS–99.78% (Cost $231,916,548)	496,802,367
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,113,949
NET ASSETS APPLICABLE TO 38,214,278 SHARES OUTSTANDING–100.00%	$497,916,316
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. GROWTH FUND STANDARD CLASS ($107,613,087 / 7,474,679 Shares)	$14.397
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. GROWTH FUND SERVICE CLASS ($390,303,229 / 30,739,599 Shares)	$12.697
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$186,939,315
Distributable earnings/(accumulated loss)	310,977,001
TOTAL NET ASSETS	$497,916,316

†Non-income producing.

★Includes $912,308 payable for fund shares redeemed, $6,661 other accrued expenses payable, $389,119 due to manager and affiliates,
$16,198 payable for audit fee and $16,578 payable for fund accounting fee as of December 31, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-2

LVIP Nomura U.S. Growth Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$2,471,346
Foreign taxes withheld	(15,496)
2,455,850
EXPENSES:
Management fees	3,040,592
Distribution fees-Service Class	1,096,333
Shareholder servicing fees	135,686
Accounting and administration expenses	92,509
Professional fees	46,215
Reports and statements to shareholders	21,944
Trustees’ fees and expenses	13,370
Consulting fees	5,499
Custodian fees	4,183
Pricing fees	2,153
Other	19,481
Total operating expenses	4,477,965
NET INVESTMENT LOSS	(2,022,115)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	49,320,420
Net change in unrealized appreciation (depreciation) of investments	51,732,054
NET REALIZED AND UNREALIZED GAIN	101,052,474
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,030,359
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura U.S. Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,022,115)	$(1,941,356)
Net realized gain	49,320,420	79,846,745
Net change in unrealized appreciation (depreciation)	51,732,054	61,505,875
Net increase in net assets resulting from operations	99,030,359	139,411,264
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(11,455,169)	(7,633,821)
Service Class	(44,101,466)	(31,100,625)
	(55,556,635)	(38,734,446)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,197,091	47,592,100
Service Class	52,726,376	30,481,385
Reinvestment of dividends and distributions:
Standard Class	11,455,169	7,633,821
Service Class	44,101,466	31,100,625
	126,480,102	116,807,931
Cost of shares redeemed:
Standard Class	(31,212,513)	(157,207,052)
Service Class	(96,750,940)	(99,253,127)
	(127,963,453)	(256,460,179)
Decrease in net assets derived from capital share transactions	(1,483,351)	(139,652,248)
NET INCREASE (DECREASE) IN NET ASSETS	41,990,373	(38,975,430)
NET ASSETS:
Beginning of year	455,925,943	494,901,373
End of year	$497,916,316	$455,925,943
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-3

LVIP Nomura U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. Growth Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$13.056	$10.564	$7.121	$12.491	$13.770
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	(0.023)	0.014	0.011	(0.028)
Net realized and unrealized gain (loss)	2.922	3.577	3.429	(3.464)	2.193
Total from investment operations	2.895	3.554	3.443	(3.453)	2.165
Less dividends and distributions from:
Net realized gain	(1.554)	(1.062)	—	(1.917)	(3.443)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(1.554)	(1.062)	—	(1.917)	(3.444)
Net asset value, end of period	$14.397	$13.056	$10.564	$7.121	$12.491
Total return[4]	22.61%	34.07%	48.35%	(27.66% )	18.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,613	$98,161	$168,808	$56,620	$74,978
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets	(0.20% )	(0.19% )	0.16%	0.12%	(0.23% )
Portfolio turnover	29%	42%	41%	33%	91%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-4

LVIP Nomura U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. Growth Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$11.703	$9.584	$6.480	$11.638	$13.080
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.060)	(0.054)	(0.012)	(0.015)	(0.062)
Net realized and unrealized gain (loss)	2.608	3.235	3.116	(3.226)	2.064
Total from investment operations	2.548	3.181	3.104	(3.241)	2.002
Less dividends and distributions from:
Net realized gain	(1.554)	(1.062)	—	(1.917)	(3.443)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(1.554)	(1.062)	—	(1.917)	(3.444)
Net asset value, end of period	$12.697	$11.703	$9.584	$6.480	$11.638
Total return[4]	22.24%	33.66%	47.90%	(27.88% )	17.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$390,303	$357,765	$326,094	$262,696	$376,868
Ratio of expenses to average net assets	1.02%	1.02%	1.02%	1.03%	1.02%
Ratio of net investment loss to average net assets	(0.50% )	(0.49% )	(0.14% )	(0.18% )	(0.53% )
Portfolio turnover	29%	42%	41%	33%	91%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. Growth Fund-5

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura U.S. Growth Fund (formerly, LVIP Macquarie U.S. Growth Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Nomura U.S. Growth Fund-6

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2025, no expense reimbursements were subject to recoupment.
Effective December 1, 2025, Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. In managing the Fund, NIFA may utilize sub-sub-adviser, Macquarie Investment Management Global Limited (“MIMGL”). For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets. Prior to December 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$38,423
Legal	6,403
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Nomura U.S. Growth Fund-7

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,653 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$276,547
Distribution fees payable to LFD	100,087
Printing and mailing fees payable to Lincoln Life	141
Shareholder servicing fees payable to Lincoln Life	12,344
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$133,473,911
Sales	195,169,762
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$232,896,180
Aggregate unrealized appreciation of investments	$268,296,690
Aggregate unrealized depreciation of investments	(4,390,504)
Net unrealized appreciation of investments	$263,906,186
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Nomura U.S. Growth Fund-8

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$494,892,913	$—	$—	$494,892,913
Money Market Fund	1,909,454	—	—	1,909,454
Total Investments	$496,802,367	$—	$—	$496,802,367
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$1,147,164	$22,717,593
Long-term capital gains	54,409,471	16,016,853
Total	$55,556,635	$38,734,446
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$47,070,815
Net unrealized appreciation	263,906,186
Distributable earnings/(accumulated loss)	$310,977,001
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to Net Operating Loss:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$152,206	$(152,206)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,373,517	4,109,064
Service Class	4,485,612	2,733,690
Shares reinvested:
Standard Class	823,994	597,356
Service Class	3,594,252	2,708,276
	10,277,375	10,148,386
Shares redeemed:
Standard Class	(2,241,594)	(13,166,648)
Service Class	(7,910,756)	(8,895,781)
	(10,152,350)	(22,062,429)
Net increase (decrease)	125,025	(11,914,043)
LVIP Nomura U.S. Growth Fund-9

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
LVIP Nomura U.S. Growth Fund-10

LVIP Nomura U.S. Growth Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura U.S. Growth Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Nomura U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Nomura U.S. Growth Fund (formerly, LVIP Macquarie U.S. Growth Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the year ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Nomura U.S. Growth Fund–12

LVIP Nomura U.S. REIT Fund
(formerly, LVIP Macquarie U.S. REIT Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Nomura U.S. REIT Fund

LVIP Nomura U.S. REIT Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.59%
Real Estate Oper/Develop–0.72%
Alexander & Baldwin, Inc.	122,392	$2,526,171
		2,526,171
REIT Apartments–13.07%
American Homes 4 Rent Class A	128,845	4,135,924
AvalonBay Communities, Inc.	47,305	8,576,870
Camden Property Trust	44,443	4,892,285
Equity Residential	125,151	7,889,519
Essex Property Trust, Inc.	27,944	7,312,386
Invitation Homes, Inc.	245,152	6,812,774
Mid-America Apartment Communities, Inc.	38,947	5,410,128
NexPoint Residential Trust, Inc.	15,368	462,577
		45,492,463
REIT Diversified–19.89%
Broadstone Net Lease, Inc.	60,537	1,051,528
Digital Realty Trust, Inc.	89,523	13,850,103
EPR Properties	33,910	1,692,109
Equinix, Inc.	26,024	19,938,548
Gaming & Leisure Properties, Inc.	165,667	7,403,658
Gladstone Commercial Corp.	116,892	1,247,238
InvenTrust Properties Corp.	7,012	197,808
Lamar Advertising Co. Class A	35,876	4,541,184
Outfront Media, Inc.	158,668	3,823,899
VICI Properties, Inc.	471,512	13,258,917
WP Carey, Inc.	33,985	2,187,275
		69,192,267
REIT Health Care–17.07%
Alexandria Real Estate Equities, Inc.	69,228	3,388,018
American Healthcare REIT, Inc.	21,365	1,005,437
CareTrust REIT, Inc.	138,745	5,017,019
Healthpeak Properties, Inc.	173,956	2,797,213
Medical Properties Trust, Inc.	137,928	689,640
National Health Investors, Inc.	24,549	1,874,807
Universal Health Realty Income Trust	22,338	875,873
Ventas, Inc.	126,090	9,756,844
Welltower, Inc.	183,055	33,976,839
		59,381,690
REIT Hotels–6.11%
Apple Hospitality REIT, Inc.	247,028	2,927,282
Chatham Lodging Trust	171,808	1,170,013
DiamondRock Hospitality Co.	116,240	1,041,510
Host Hotels & Resorts, Inc.	333,825	5,918,717
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Hotels (continued)
Park Hotels & Resorts, Inc.	145,885	$1,525,957
RLJ Lodging Trust	62,094	462,600
Ryman Hospitality Properties, Inc.	60,717	5,745,043
Sunstone Hotel Investors, Inc.	164,299	1,468,833
Xenia Hotels & Resorts, Inc.	71,557	1,011,816
		21,271,771
REIT Manufactured Homes–2.05%
Equity LifeStyle Properties, Inc.	57,021	3,456,043
Sun Communities, Inc.	29,739	3,684,959
		7,141,002
REIT Office Property–2.72%
BXP, Inc.	29,490	1,989,985
COPT Defense Properties	10,155	282,309
Cousins Properties, Inc.	158,501	4,086,156
Orion Properties, Inc.	63,164	142,751
Piedmont Realty Trust, Inc. Class A	284,136	2,369,694
SL Green Realty Corp.	5,240	240,359
Vornado Realty Trust	10,883	362,186
		9,473,440
REIT Regional Malls–4.97%
Simon Property Group, Inc.	93,401	17,289,459
		17,289,459
REIT Shopping Centers–5.90%
Alexander's, Inc.	819	178,493
Brixmor Property Group, Inc.	225,826	5,921,158
Kimco Realty Corp.	270,851	5,490,150
Kite Realty Group Trust	93,967	2,252,389
Phillips Edison & Co., Inc.	23,026	819,035
Regency Centers Corp.	78,371	5,409,950
SITE Centers Corp.	41,743	267,990
Urban Edge Properties	9,796	187,985
		20,527,150
REIT Single Tenant–4.59%
Realty Income Corp.	283,181	15,962,913
		15,962,913
REIT Storage–9.05%
CubeSmart	104,199	3,756,374
Extra Space Storage, Inc.	56,701	7,383,604
Iron Mountain, Inc.	79,790	6,618,581
Public Storage	52,858	13,716,651
		31,475,210
REIT Warehouse/Industry–11.45%
Americold Realty Trust, Inc.	59,000	758,740
LVIP Nomura U.S. REIT Fund-1

LVIP Nomura U.S. REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Innovative Industrial Properties, Inc.	20,071	$950,562
Plymouth Industrial REIT, Inc.	77,319	1,691,740
Prologis, Inc.	251,860	32,152,448
Rexford Industrial Realty, Inc.	86,134	3,335,108
Terreno Realty Corp.	15,948	936,307
		39,824,905
Total Common Stock (Cost $273,478,717)		339,558,441

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	7,327,382	$7,327,382
Total Money Market Fund (Cost $7,327,382)		7,327,382

TOTAL INVESTMENTS–99.70% (Cost $280,806,099)	346,885,823
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,045,560
NET ASSETS APPLICABLE TO 25,800,970 SHARES OUTSTANDING–100.00%	$347,931,383
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. REIT FUND STANDARD CLASS ($219,517,839 / 16,295,689 Shares)	$13.471
NET ASSET VALUE PER SHARE–LVIP NOMURA U.S. REIT FUND SERVICE CLASS ($128,413,544 / 9,505,281 Shares)	$13.510
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$312,062,794
Distributable earnings/(accumulated loss)	35,868,589
TOTAL NET ASSETS	$347,931,383

★Includes $4,861 expense reimbursement receivable from Lincoln Financial Investments Corporation, $450,808 payable for fund shares redeemed, $5,577 other accrued expenses payable, $263,203 due to manager and affiliates, $19,410 payable for audit fee and $13,963 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-2

LVIP Nomura U.S. REIT Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$12,355,021
EXPENSES:
Management fees	2,639,067
Distribution fees-Service Class	405,916
Shareholder servicing fees	102,044
Accounting and administration expenses	77,412
Professional fees	48,989
Reports and statements to shareholders	22,440
Trustees’ fees and expenses	10,326
Consulting fees	5,728
Custodian fees	3,084
Pricing fees	1,782
Other	49,136
3,365,924
Less:
Expenses reimbursed	(39,440)
Total operating expenses	3,326,484
NET INVESTMENT INCOME	9,028,537
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,177,358
Net change in unrealized appreciation (depreciation) of investments	(10,217,407)
NET REALIZED AND UNREALIZED LOSS	(6,040,049)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,988,488
See accompanying notes, which are an integral part of the financial statements.

LVIP Nomura U.S. REIT Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,028,537	$8,122,000
Net realized gain	4,177,358	5,450,536
Net change in unrealized appreciation (depreciation)	(10,217,407)	14,645,872
Net increase in net assets resulting from operations	2,988,488	28,218,408
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,933,375)	(5,307,556)
Service Class	(3,054,938)	(3,039,251)
Return of capital:
Standard Class	(610,305)	(1,526,955)
Service Class	(381,297)	(1,030,950)
	(9,979,915)	(10,904,712)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,946,858	29,926,988
Service Class	10,806,571	13,210,677
Reinvestment of dividends and distributions:
Standard Class	6,543,680	6,834,511
Service Class	3,436,235	4,070,201
	58,733,344	54,042,377
Cost of shares redeemed:
Standard Class	(38,512,647)	(45,686,832)
Service Class	(26,720,070)	(33,522,710)
	(65,232,717)	(79,209,542)
Decrease in net assets derived from capital share transactions	(6,499,373)	(25,167,165)
NET DECREASE IN NET ASSETS	(13,490,800)	(7,853,469)
NET ASSETS:
Beginning of year	361,422,183	369,275,652
End of year	$347,931,383	$361,422,183
See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-3

LVIP Nomura U.S. REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. REIT Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$13.747	$13.166	$12.081	$16.787	$12.090
Income (loss) from investment operations:
Net investment income[3]	0.369	0.319	0.355	0.288	0.140
Net realized and unrealized gain (loss)	(0.231)	0.708	1.166	(4.542)	4.994
Total from investment operations	0.138	1.027	1.521	(4.254)	5.134
Less dividends and distributions from:
Net investment income	(0.376)	(0.351)	(0.366)	(0.313)	(0.436)
Return of capital	(0.038)	(0.095)	(0.070)	(0.139)	(0.001)
Total dividends and distributions	(0.414)	(0.446)	(0.436)	(0.452)	(0.437)
Net asset value, end of period	$13.471	$13.747	$13.166	$12.081	$16.787
Total return[4]	1.02%	7.87%	12.58%	(25.30% )	43.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,517	$218,013	$216,340	$196,242	$274,086
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.84%	0.84%	0.82%
Ratio of net investment income to average net assets	2.68%	2.34%	2.86%	2.05%	0.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.67%	2.33%	2.85%	2.04%	0.98%
Portfolio turnover	5%	15%	16%	16%	15%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-4

LVIP Nomura U.S. REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Nomura U.S. REIT Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$13.783	$13.198	$12.111	$16.818	$12.080
Income (loss) from investment operations:
Net investment income[3]	0.328	0.278	0.319	0.246	0.097
Net realized and unrealized gain (loss)	(0.230)	0.709	1.166	(4.545)	4.982
Total from investment operations	0.098	0.987	1.485	(4.299)	5.079
Less dividends and distributions from:
Net investment income	(0.332)	(0.307)	(0.327)	(0.269)	(0.340)
Return of capital	(0.039)	(0.095)	(0.071)	(0.139)	(0.001)
Total dividends and distributions	(0.371)	(0.402)	(0.398)	(0.408)	(0.341)
Net asset value, end of period	$13.510	$13.783	$13.198	$12.111	$16.818
Total return[4]	0.72%	7.55%	12.24%	(25.53% )	42.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,414	$143,409	$152,935	$147,979	$218,731
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.14%	1.14%	1.12%
Ratio of net investment income to average net assets	2.38%	2.04%	2.56%	1.75%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.03%	2.55%	1.74%	0.68%
Portfolio turnover	5%	15%	16%	16%	15%

[1]	Effective December 1, 2025, Nomura Investment Fund Advisers (NIFA) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Nomura U.S. REIT Fund-5

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Nomura U.S. REIT Fund (formerly, LVIP Macquarie U.S. REIT Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are
LVIP Nomura U.S. REIT Fund-6

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$41,738	$32,840	$39,440	$114,018
Effective December 1, 2025, Nomura Investments Fund Advisers (“NIFA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. In managing the Fund, NIFA may utilize sub-sub-adviser, Macquarie Investment Management Global Limited (“MIMGL”). For these services, LFI, not the Fund, pays NIFA a fee based on the Fund’s average daily net assets. Prior to December 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$29,269
Legal	4,845
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,572 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Nomura U.S. REIT Fund-7

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,861
Management fees payable to LFI	221,531
Distribution fees payable to LFD	32,873
Printing and mailing fees payable to Lincoln Life	233
Shareholder servicing fees payable to Lincoln Life	8,566
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$17,615,999
Sales	21,998,056
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$291,604,656
Aggregate unrealized appreciation of investments	$76,155,319
Aggregate unrealized depreciation of investments	(20,874,152)
Net unrealized appreciation of investments	$55,281,167
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Nomura U.S. REIT Fund-8

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$339,558,441	$—	$—	$339,558,441
Money Market Fund	7,327,382	—	—	7,327,382
Total Investments	$346,885,823	$—	$—	$346,885,823
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and distributions from underlying real estate investment trusts ("REITS").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$8,988,313	$8,346,807
Return of capital	991,602	2,557,905
Total	$9,979,915	$10,904,712
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(19,376,548)
Other temporary differences	(36,030)
Net unrealized appreciation	55,281,167
Distributable earnings/(accumulated loss)	$35,868,589
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily due to related to true-up adjustment from prior year Financial statement to tax return:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(40,224)	$40,224
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$12,698,662	$6,677,886	$19,376,548
In 2025, the Fund utilized $4,067,847 of capital loss carryforwards.
LVIP Nomura U.S. REIT Fund-9

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	2,755,723	2,228,354
Service Class	785,087	970,087
Shares reinvested:
Standard Class	487,461	508,482
Service Class	255,217	301,988
	4,283,488	4,008,911
Shares redeemed:
Standard Class	(2,806,799)	(3,309,366)
Service Class	(1,939,833)	(2,455,398)
	(4,746,632)	(5,764,764)
Net decrease	(463,144)	(1,755,853)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded
LVIP Nomura U.S. REIT Fund-10

LVIP Nomura U.S. REIT Fund
Notes to Financial Statements (continued)
 10. Recent Accounting Pronouncements (continued)
rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Nomura U.S. REIT Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Nomura U.S. REIT Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Nomura U.S. REIT Fund (formerly, LVIP Macquarie U.S. REIT Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the year ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Nomura U.S. REIT Fund–12

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP PIMCO Low Duration Bond Fund

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–17.33%
Federal Home Loan Mortgage Corp. REMICS
Series 4141 Class PA 1.50% 12/15/42	4,546,307	$3,909,211
•Series 4347 Class WF 4.72% (30 day USD SOFR Average + 0.51%) 1/15/40	483,259	478,061
•Series 4367 Class GF 4.67% (30 day USD SOFR Average + 0.46%) 3/15/37	1,282,449	1,267,996
•Series 4419 Class AF 4.66% (30 day USD SOFR Average + 0.45%) 6/15/40	783,370	773,921
•Series 4730 Class WF 4.67% (30 day USD SOFR Average + 0.46%) 8/15/38	1,434,593	1,418,178
•Series 4906 Class WF 4.72% (30 day USD SOFR Average + 0.51%) 12/15/38	1,823,651	1,799,824
Series 4948 Class E 2.50% 10/25/48	258,794	238,729
Series 5115 Class CD 1.00% 8/15/44	4,097,671	3,570,289
•Series 5480 Class FG 5.02% (30 day USD SOFR Average + 1.15%) 12/25/54	2,377,578	2,388,953
•Series 5484 Class FA 5.07% (30 day USD SOFR Average + 1.20%) 12/25/54	1,657,632	1,666,517
•Series 5493 Class FK 5.02% (30 day USD SOFR Average + 1.15%) 1/25/55	2,276,979	2,283,365
•Series 5500 Class AF 4.87% (30 day USD SOFR Average + 1.00%) 2/25/55	344,859	344,584
•Series 5500 Class FA 5.07% (30 day USD SOFR Average + 1.20%) 2/25/55	2,838,948	2,850,672
•Series 5500 Class GF 4.82% (30 day USD SOFR Average + 0.95%) 10/25/54	2,801,374	2,811,557
•Series 5508 Class DF 4.87% (30 day USD SOFR Average + 1.00%) 2/25/55	1,898,857	1,900,077
•Series 5508 Class FB 4.87% (30 day USD SOFR Average + 1.00%) 2/25/55	356,509	356,105
•Series 5511 Class FG 5.02% (30 day USD SOFR Average + 1.15%) 3/25/55	1,866,687	1,874,593
•Series 5513 Class MF 4.81% (30 day USD SOFR Average + 0.94%) 11/25/54	10,219,456	10,252,796
•Series 5517 Class FE 4.82% (30 day USD SOFR Average + 0.95%) 3/25/55	635,432	638,426
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 5517 Class VF 4.82% (30 day USD SOFR Average + 0.95%) 3/25/55	4,354,839	$4,354,329
•Series 5532 Class FA 4.82% (30 day USD SOFR Average + 0.95%) 4/25/55	5,206,002	5,212,778
•Series 5534 Class FM 4.80% (30 day USD SOFR Average + 0.93%) 5/25/55	5,069,328	5,086,475
•Series 5544 Class F 4.87% (30 day USD SOFR Average + 1.00%) 6/25/55	3,082,437	3,095,137
•Series 5549 Class CF 4.87% (30 day USD SOFR Average + 1.00%) 10/25/52	4,059,943	4,085,842
•Series 5557 Class FM 4.97% (30 day USD SOFR Average + 1.10%) 7/25/55	1,455,171	1,461,691
•Series 5560 Class FB 4.87% (30 day USD SOFR Average + 1.00%) 6/25/55	1,327,523	1,334,169
•Series 5564 Class FB 5.07% (30 day USD SOFR Average + 1.20%) 8/25/55	1,543,461	1,553,474
•Series 5564 Class PF 5.07% (30 day USD SOFR Average + 1.20%) 8/25/55	981,262	988,195
•Series 5565 Class FA 5.02% (30 day USD SOFR Average + 1.15%) 8/25/55	1,796,261	1,806,497
•Series 5565 Class FB 4.82% (30 day USD SOFR Average + 0.95%) 8/25/55	689,193	693,998
•Series 5584 Class DF 4.77% (30 day USD SOFR Average + 0.90%) 10/25/55	481,039	482,457
•Series 5593 Class FB 4.77% (30 day USD SOFR Average + 0.90%) 11/25/55	686,066	688,202
•Series 5601 Class F 4.77% (30 day USD SOFR Average + 0.90%) 11/25/55	789,857	792,271
•Federal Home Loan Mortgage Corp. STRIPS
Series 328 Class F4 4.67% (30 day USD SOFR Average + 0.46%) 2/15/38	1,304,799	1,293,200
Series 330 Class F4 4.67% (30 day USD SOFR Average + 0.46%) 10/15/37	600,629	595,227
Federal National Mortgage Association REMICS
•Series 2011-86 Class NF 4.54% (30 day USD SOFR Average + 0.66%) 9/25/41	511,157	509,105
Series 2013-6 Class JB 1.50% 2/25/43	4,315,657	3,768,042
LVIP PIMCO Low Duration Bond Fund-1

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2014-49 Class AF 4.64% (30 day USD SOFR Average + 0.43%) 8/25/44	220,665	$218,869
•Series 2017-95 Class FA 4.67% (30 day USD SOFR Average + 0.46%) 11/25/47	1,237,130	1,226,440
•Series 2019-53 Class FA 4.72% (30 day USD SOFR Average + 0.51%) 9/25/49	1,257,651	1,221,917
•Series 2020-29 Class FC 5.12% (30 day USD SOFR Average + 0.91%) 5/25/50	1,575,110	1,582,577
•Series 2024-100 Class FA 4.97% (30 day USD SOFR Average + 1.10%) 6/25/54	2,377,670	2,384,726
•Series 2024-101 Class FB 4.97% (30 day USD SOFR Average + 1.10%) 1/25/55	3,063,996	3,065,561
•Series 2024-103 Class FC 5.02% (30 day USD SOFR Average + 1.15%) 1/25/55	3,581,586	3,592,808
•Series 2024-104 Class FA 4.92% (30 day USD SOFR Average + 1.05%) 1/25/55	3,598,163	3,600,226
•Series 2024-90 Class FB 5.12% (30 day USD SOFR Average + 1.25%) 11/25/53	2,548,383	2,561,608
•Series 2024-95 Class KF 4.97% (30 day USD SOFR Average + 1.10%) 12/25/54	1,370,341	1,372,793
•Series 2025-12 Class EF 4.78% (30 day USD SOFR Average + 0.91%) 3/25/55	701,277	703,191
•Series 2025-12 Class FG 4.82% (30 day USD SOFR Average + 0.95%) 3/25/55	317,291	318,511
•Series 2025-16 Class FA 5.02% (30 day USD SOFR Average + 1.15%) 3/25/55	2,171,803	2,177,993
•Series 2025-16 Class FM 4.82% (30 day USD SOFR Average + 0.95%) 1/25/55	486,564	488,327
•Series 2025-18 Class FM 4.77% (30 day USD SOFR Average + 0.90%) 9/25/54	10,671,163	10,698,123
•Series 2025-19 Class FC 5.03% (30 day USD SOFR Average + 1.16%) 3/25/55	2,342,860	2,355,144
•Series 2025-35 Class FB 4.87% (30 day USD SOFR Average + 1.00%) 5/25/55	1,243,178	1,246,267
•Series 2025-35 Class FM 4.92% (30 day USD SOFR Average + 1.05%) 5/25/55	934,866	937,665
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2025-4 Class FB 5.07% (30 day USD SOFR Average + 1.20%) 12/25/53	884,352	$888,998
•Series 2025-54 Class FM 4.97% (30 day USD SOFR Average + 1.10%) 7/25/55	820,970	824,676
•Series 2025-6 Class FA 5.12% (30 day USD SOFR Average + 1.25%) 2/25/55	723,485	728,117
•Series 2025-88 Class FM 4.77% (30 day USD SOFR Average + 0.90%) 8/25/55	889,212	891,995
•Series 2025-93 Class FA 4.97% (30 day USD SOFR Average + 1.10%) 11/25/55	1,320,795	1,322,995
•Series 2025-95 Class F 4.77% (30 day USD SOFR Average + 0.90%) 12/25/53	1,109,235	1,111,316
•Series 2025-99 Class KF 4.87% (30 day USD SOFR Average + 1.00%) 11/25/55	597,457	599,241
Government National Mortgage Association REMICS
•Series 2016-H17 Class FC 4.94% (1 mo. USD Term SOFR + 0.94%) 8/20/66	428,919	430,480
•Series 2016-H19 Class FA 4.89% (1 mo. USD Term SOFR + 0.89%) 9/20/66	273,566	274,677
•Series 2022-H22 Class EF 4.67% (30 day USD SOFR Average + 0.75%) 10/20/72	1,419,048	1,424,975
•Series 2023-H02 Class FA 4.82% (30 day USD SOFR Average + 0.90%) 1/20/73	3,294,410	3,291,854
•Series 2023-H23 Class JF 4.90% (30 day USD SOFR Average + 0.98%) 9/20/73	7,309,303	7,405,196
•Series 2023-H26 Class DF 4.22% (30 day USD SOFR Average + 0.30%) 9/20/73	2,678,274	2,669,651
•Series 2024-13 Class FA 4.87% (30 day USD SOFR Average + 0.95%) 1/20/54	300,740	301,314
•Series 2025-100 Class FA 5.07% (30 day USD SOFR Average + 1.15%) 6/20/55	568,668	572,360
•Series 2025-118 Class FA 5.07% (30 day USD SOFR Average + 1.15%) 7/20/55	488,554	492,004
Series 2025-79 Class NA 3.50% 11/20/49	2,699,632	2,614,104
•Series 2025-89 Class PF 4.87% (30 day USD SOFR Average + 0.95%) 5/20/55	1,170,528	1,176,470
LVIP PIMCO Low Duration Bond Fund-2

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
•Series 2025-98 Class GF 4.82% (30 day USD SOFR Average + 0.90%) 6/20/55	6,364,293	$6,388,762
Total Agency Collateralized Mortgage Obligations (Cost $153,008,671)		151,786,874
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.49%
♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q029 Class A 4.56% (30 day USD SOFR Average + 0.55%) 8/25/27	2,111,294	2,111,289
•Federal National Mortgage Association-ACES
Series 2017-M2 Class A2 2.86% 2/25/27	1,443,202	1,427,253
Series 2017-M4 Class A2 2.57% 12/25/26	790,734	779,782
Total Agency Commercial Mortgage-Backed Securities (Cost $4,317,746)		4,318,324
AGENCY MORTGAGE-BACKED SECURITIES–19.34%
Federal National Mortgage Association 4.30% 12/1/32	8,700,000	8,664,277
Uniform Mortgage-Backed Security, TBA
5.00% 2/1/56	43,400,000	43,238,945
6.00% 2/1/56	114,500,000	117,502,150
Total Agency Mortgage-Backed Securities (Cost $169,009,949)		169,405,372
CORPORATE BONDS–32.30%
Aerospace & Defense–1.21%
Boeing Co.
2.20% 2/4/26	9,800,000	9,781,347
2.75% 2/1/26	300,000	299,647
6.26% 5/1/27	500,000	513,008
		10,594,002
Agriculture–0.57%
BAT International Finance PLC 1.67% 3/25/26	5,000,000	4,972,393
		4,972,393
Airlines–0.20%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	658,696	656,101
♦United Airlines Pass-Through Trust 3.75% 3/3/28	1,068,754	1,067,570
		1,723,671
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–3.77%
•American Honda Finance Corp. 4.47% (1 day USD SOFR + 0.73%) 3/8/27	7,200,000	$7,217,643
•BMW U.S. Capital LLC 4.65% (1 day USD SOFR Index + 0.92%) 3/21/28	2,000,000	2,009,445
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,201,376
Ford Motor Credit Co. LLC
4.27% 1/9/27	1,866,000	1,856,298
4.39% 1/8/26	600,000	600,037
5.13% 11/5/26	6,200,000	6,233,686
Hyundai Capital America
•4.77% (1 day USD SOFR + 1.04%) 6/24/27	900,000	903,647
5.15% 3/27/30	1,100,000	1,126,881
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,439,402
Volkswagen Group of America Finance LLC
•4.56% (1 day USD SOFR + 0.83%) 3/20/26	3,383,000	3,386,189
•4.79% (1 day USD SOFR + 1.06%) 3/25/27	200,000	200,692
4.95% 3/25/27	2,800,000	2,823,308
		32,998,604
Banks–7.16%
μBank of America Corp. 5.08% 1/20/27	2,000,000	2,000,966
Barclays PLC
4.38% 1/12/26	3,000,000	3,000,206
μ5.83% 5/9/27	1,600,000	1,609,004
BPCE SA
3.50% 10/23/27	1,600,000	1,582,307
μ5.98% 1/18/27	4,314,000	4,316,596
μ6.61% 10/19/27	2,700,000	2,750,838
•Goldman Sachs Group, Inc. 4.55% (1 day USD SOFR + 0.81%) 3/9/27	900,000	900,957
μING Groep NV 1.73% 4/1/27	3,124,000	3,104,476
•JPMorgan Chase & Co. 4.80% (1 day USD SOFR + 0.89%) 4/22/27	9,300,000	9,316,844
μLloyds Banking Group PLC 5.46% 1/5/28	2,300,000	2,330,910
μMizuho Financial Group, Inc. 1.23% 5/22/27	3,700,000	3,659,019
National Bank of Canada
μ4.70% 3/5/27	500,000	500,453
•4.76% (1 day USD SOFR Index + 1.03%) 7/2/27	5,000,000	5,011,935
μPNC Bank NA 4.78% 1/15/27	8,000,000	8,002,112
LVIP PIMCO Low Duration Bond Fund-3

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Royal Bank of Canada
4.31% (1 day USD SOFR Index + 0.46%) 8/3/26	6,000,000	$6,008,087
4.55% (1 day USD SOFR Index + 0.82%) 3/27/28	1,600,000	1,605,559
4.66% (1 day USD SOFR Index + 0.72%) 10/18/27	1,400,000	1,403,551
•Skandinaviska Enskilda Banken AB 4.63% (1 day USD SOFR + 0.89%) 3/5/27	2,043,000	2,054,570
•Sumitomo Mitsui Banking Corp. 4.49% (3 mo. AUD Bank Bill Swap + 0.85%) 2/20/26	2,700,000	1,803,088
μUBS Group AG 5.71% 1/12/27	1,800,000	1,800,680
		62,762,158
Commercial Services–0.72%
Global Payments, Inc. 1.20% 3/1/26	6,313,000	6,283,527
		6,283,527
Diversified Financial Services–3.48%
Air Lease Corp. 2.88% 1/15/26	6,400,000	6,396,547
Aircastle Ltd. 2.85% 1/26/28	1,200,000	1,165,943
Avolon Holdings Funding Ltd. 2.13% 2/21/26	281,000	280,083
DLR Kredit AS 1.00% 1/1/27	16,800,000	2,615,906
Nomura Holdings, Inc.
2.33% 1/22/27	1,284,000	1,261,335
5.59% 7/2/27	2,200,000	2,247,264
5.71% 1/9/26	1,800,000	1,800,526
ORIX Corp. 4.65% 9/10/29	2,000,000	2,032,683
•PSP Capital, Inc. 4.13% (1 day USD SOFR + 0.35%) 12/1/27	6,500,000	6,507,306
Realkredit Danmark AS 1.00% 1/1/27	39,700,000	6,176,107
		30,483,700
Electric–3.54%
AES Corp. 1.38% 1/15/26	5,200,000	5,193,974
Algonquin Power & Utilities Corp. 5.37% 6/15/26	8,800,000	8,841,509
Enel Finance International NV
1.63% 7/12/26	2,000,000	1,974,638
5.13% 6/26/29	1,400,000	1,435,707
FirstEnergy Corp. 3.90% 7/15/27	800,000	796,808
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	3,325,539
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,260,286
2.95% 3/1/26	200,000	199,502
3.15% 1/1/26	3,000,000	3,000,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co.
3.65% 3/1/28	1,500,000	$1,482,694
4.70% 6/1/27	1,300,000	1,310,109
5.35% 3/1/26	2,000,000	2,003,561
5.85% 11/1/27	200,000	205,505
		31,029,832
Electronics–0.36%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	2,250,145
Vontier Corp. 1.80% 4/1/26	900,000	894,251
		3,144,396
Health Care Services–1.30%
Adventist Health System 4.74% 12/1/30	2,650,000	2,659,966
HCA, Inc. 5.38% 9/1/26	8,700,000	8,718,782
		11,378,748
Insurance–1.69%
•Athene Global Funding
4.70% (1 day USD SOFR Index + 0.75%) 7/16/26	5,000,000	5,007,611
4.80% (1 day USD SOFR Index + 1.03%) 8/27/26	1,000,000	1,003,377
4.80% (1 day USD SOFR Index + 1.03%) 8/27/26	400,000	401,351
4.94% (1 day USD SOFR Index + 1.21%) 3/25/27	2,300,000	2,314,381
Brighthouse Financial Global Funding 1.55% 5/24/26	1,000,000	989,204
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,497,424
GA Global Funding Trust 1.63% 1/15/26	600,000	599,446
		14,812,794
Internet–0.13%
Beignet Investor LLC 6.58% 5/30/49	1,110,000	1,172,710
		1,172,710
Investment Companies–0.67%
FS KKR Capital Corp. 3.40% 1/15/26	1,500,000	1,499,422
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,375,760
		5,875,182
Lodging–1.20%
Hyatt Hotels Corp. 5.05% 3/30/28	1,700,000	1,730,828
Las Vegas Sands Corp.
3.50% 8/18/26	4,700,000	4,677,911
LVIP PIMCO Low Duration Bond Fund-4

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Las Vegas Sands Corp. (continued)
5.90% 6/1/27	4,000,000	$4,079,776
		10,488,515
Oil & Gas–0.36%
Canadian Natural Resources Ltd. 5.00% 12/15/29	800,000	820,453
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,305,360
		3,125,813
Packaging & Containers–0.48%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	4,195,793
		4,195,793
Pharmaceuticals–1.16%
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,200,000	4,204,602
=Constellation Pharmaceutical, Inc. 5.55% 7/1/33	5,773,357	5,942,293
		10,146,895
Pipelines–0.72%
ONEOK, Inc. 4.40% 10/15/29	2,700,000	2,709,038
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	2,018,294
Spectra Energy Partners LP 3.38% 10/15/26	1,600,000	1,592,773
		6,320,105
Real Estate–0.07%
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	642,117
		642,117
Real Estate Investment Trusts–2.09%
American Tower Corp.
1.60% 4/15/26	7,400,000	7,349,725
5.00% 1/31/30	1,700,000	1,740,719
Crown Castle, Inc. 3.70% 6/15/26	6,500,000	6,485,292
VICI Properties LP/VICI Note Co., Inc. 4.50% 9/1/26	1,100,000	1,101,073
Weyerhaeuser Co. 4.75% 5/15/26	1,667,000	1,670,399
		18,347,208
Shipbuilding–0.51%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	4,300,000	4,444,116
		4,444,116
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.42%
Oracle Corp. 1.65% 3/25/26	3,700,000	$3,676,672
		3,676,672
Telecommunications–0.35%
Rogers Communications, Inc. 3.20% 3/15/27	3,100,000	3,068,863
		3,068,863
Transportation–0.14%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,194,631
		1,194,631
Total Corporate Bonds (Cost $281,606,500)		282,882,445
MUNICIPAL BONDS–0.54%
County of Williamson 0.92% 2/15/27	2,200,000	2,134,683
•Tulane University Series C 4.41% 2/15/36	2,820,000	2,631,498
Total Municipal Bonds (Cost $4,720,714)		4,766,181
NON-AGENCY ASSET-BACKED SECURITIES–28.68%
•37 Capital CLO 1 Ltd. Series 2021-1A Class AR 5.18% (3 mo. USD Term SOFR + 1.28%) 10/15/34	3,400,000	3,399,918
•522 Funding CLO Ltd. Series 2018-3A Class AR 5.19% (3 mo. USD Term SOFR + 1.30%) 10/20/31	78,734	78,749
•Accredited Mortgage Loan Trust Series 2004-3 Class 2A2 5.05% (1 mo. USD Term SOFR + 1.31%) 10/25/34	2,322	2,311
•AGL CLO 14 Ltd. Series 2021-14A Class AR 5.00% (3 mo. USD Term SOFR + 1.13%) 12/2/34	3,500,000	3,500,326
•AlbaCore Euro CLO IV DAC Series 4A Class AR 3.00% (3 mo. EURIBOR + 0.99%) 7/15/35	1,649,857	1,937,993
•AMMC CLO 27 Ltd. Series 2022-27A Class A1R 4.96% (3 mo. USD Term SOFR + 1.08%) 1/20/37	300,000	298,916
•Amortizing Residential Collateral Trust Series 2004-1 Class A5 4.85% (1 mo. USD Term SOFR + 1.11%) 10/25/34	21,243	21,018
LVIP PIMCO Low Duration Bond Fund-5

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A 5.21% (1 mo. USD Term SOFR + 1.46%) 11/15/36	1,312,814	$1,312,828
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1 4.67% (1 mo. USD Term SOFR + 0.94%) 4/25/34	1,259,950	1,355,050
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A Class A 5.90% 8/21/28	7,600,000	7,782,505
BA Credit Card Trust Series 2023-A2 Class A2 4.98% 11/15/28	4,300,000	4,344,633
•Bain Capital Credit CLO Ltd.
Series 2019-3A Class ARR 4.90% (3 mo. USD Term SOFR + 1.03%) 10/21/34	3,500,000	3,494,400
Series 2021-6A Class A1R 4.96% (3 mo. USD Term SOFR + 1.09%) 10/21/34	3,500,000	3,501,932
•Bain Capital Euro CLO DAC Series 2018-2A Class AR 2.74% (3 mo. EURIBOR + 0.74%) 1/20/32	877,282	1,030,308
Bank of America Auto Trust Series 2023-1A Class A3 5.53% 2/15/28	1,870,001	1,883,229
•Barings Euro CLO DAC Series 2020-1A Class ARR 3.25% (3 mo. EURIBOR + 1.24%) 10/21/38	3,700,000	4,338,465
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 Class M3 4.97% (1 mo. USD Term SOFR + 1.24%) 3/25/35	81,804	81,792
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 Class A3 5.35% (1 mo. USD Term SOFR + 1.61%) 3/25/43	24,977	25,178
CARDS II Trust Series 2025-1A Class A 4.63% 3/15/31	4,000,000	4,043,665
•Carlyle Euro CLO DAC
Series 2017-3A Class A1R 2.71% (3 mo. EURIBOR + 0.70%) 1/15/31	283,775	333,210
Series 2019-2A Class A1R 2.95% (3 mo. EURIBOR + 0.89%) 8/15/32	1,730,391	2,033,303
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2023-4 Class A3 6.00% 7/17/28	4,656,971	$4,717,028
Series 2024-4 Class A2A 4.67% 12/15/27	1,011,496	1,013,045
Series 2025-1 Class A3 4.84% 1/15/30	4,000,000	4,058,677
•Cars Alliance Auto Loans Germany V Series 2024-G1V Class A 2.46% (1 mo. EURIBOR + 0.52%) 1/18/36	3,897,345	4,581,598
Carvana Auto Receivables Trust
Series 2024-P4 Class A3 4.64% 1/10/30	1,300,000	1,307,881
Series 2025-P1 Class A3 4.55% 5/10/30	3,000,000	3,017,685
Chase Auto Owner Trust
Series 2023-AA Class A3 5.68% 1/25/29	1,372,031	1,386,419
Series 2024-5A Class A3 4.18% 8/27/29	800,000	802,619
Citizens Auto Receivables Trust
Series 2023-1 Class A4 5.78% 10/15/30	4,735,000	4,812,079
Series 2023-2 Class A3 5.83% 2/15/28	1,177,054	1,185,081
•Countrywide Asset-Backed Certificates Trust Series 2004-6 Class 1A1 4.39% (1 mo. USD Term SOFR + 0.65%) 12/25/34	999,143	978,627
•Cumulus Static CLO DAC Series 2024-1A Class A 3.26% (3 mo. EURIBOR + 1.20%) 11/15/33	2,282,720	2,684,979
•Dryden 27 R Euro CLO DAC Series 2017-27A Class AR 2.69% (3 mo. EURIBOR + 0.66%) 4/15/33	987,493	1,158,430
•Dryden 86 CLO Ltd. Series 2020-86A Class A1R2 5.01% (3 mo. USD Term SOFR + 1.13%) 7/17/34	1,300,000	1,301,591
•Dryden 95 CLO Ltd. Series 2021-95A Class AR 4.93% (3 mo. USD Term SOFR + 1.04%) 8/20/34	3,500,000	3,497,504
•Elevation CLO Ltd. Series 2018-3A Class A1R2 5.16% (3 mo. USD Term SOFR + 1.30%) 1/25/35	3,000,000	2,994,297
ELFI Graduate Loan Program LLC Series 2021-A Class A 1.53% 12/26/46	1,808,254	1,626,363
Enterprise Fleet Financing LLC
Series 2022-4 Class A2 5.76% 10/22/29	539,954	541,780
LVIP PIMCO Low Duration Bond Fund-6

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC (continued)
Series 2023-1 Class A2 5.51% 1/22/29	306,709	$307,175
Series 2025-4 Class A2 4.05% 8/20/28	4,500,000	4,507,107
•Evergreen Credit Card Trust Series 2025-1A Class A 4.54% (1 day USD SOFR + 0.59%) 10/15/29	5,200,000	5,216,740
•FACT SA Series 2024-1 Class A 2.57% (1 mo. EURIBOR + 0.65%) 9/22/31	3,081,198	3,626,998
•Finance America Mortgage Loan Trust Series 2004-2 Class M1 4.67% (1 mo. USD Term SOFR + 0.94%) 8/25/34	260,833	253,254
Ford Auto Securitization Trust II Series 2024-BA Class A2 3.72% 11/15/28	1,329,412	975,177
Ford Credit Auto Owner Trust
Series 2023-1 Class A 4.85% 8/15/35	6,000,000	6,119,790
Series 2023-2 Class A 5.28% 2/15/36	3,400,000	3,514,163
•Gallatin CLO VIII Ltd. Series 2017-1A Class A1R 5.26% (3 mo. USD Term SOFR + 1.35%) 7/15/31	618,075	618,434
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A3 4.40% 8/16/29	3,000,000	3,022,495
•GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A Class ARR 5.03% (3 mo. USD Term SOFR + 1.15%) 10/20/34	3,000,000	3,002,457
•Greywolf CLO III Ltd. Series 2020-3RA Class A1R2 5.09% (3 mo. USD Term SOFR + 1.23%) 4/22/33	3,485,283	3,487,298
•Greywolf CLO IV Ltd. Series 2019-1A Class A1R2 5.12% (3 mo. USD Term SOFR + 1.24%) 4/17/34	300,000	299,770
•Harvest CLO XVI DAC Series 16A Class AR3 3.34% (3 mo. EURIBOR + 1.26%) 10/15/38	3,900,000	4,575,085
Harvest CLO XXI DAC Series 21A Class A2R 1.04% 7/15/31	1,032,032	1,198,923
•Hayfin Emerald CLO VI DAC Series 6A Class AR 3.26% (3 mo. EURIBOR + 1.25%) 10/15/38	2,900,000	3,408,404
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust Series 2024-4 Class A3 4.33% 5/15/29	3,300,000	$3,318,259
HPEFS Equipment Trust Series 2025-2A Class A2 4.07% 11/22/32	8,000,000	8,008,436
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	1,734,567	1,751,494
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3 4.83% 1/18/28	3,500,000	3,535,400
Hyundai Auto Receivables Trust Series 2024-C Class A3 4.41% 5/15/29	2,500,000	2,519,707
•Invesco Euro CLO I DAC Series 1A Class A1R 2.66% (3 mo. EURIBOR + 0.65%) 7/15/31	518,415	607,815
•KKR CLO 16 Ltd. Series 16 Class A1R3 4.99% (3 mo. USD Term SOFR + 1.14%) 10/20/34	4,400,000	4,402,156
•KKR CLO 36 Ltd. Series 36A Class AR 5.05% (3 mo. USD Term SOFR + 1.15%) 10/15/34	1,000,000	999,751
Kubota Credit Owner Trust Series 2023-2A Class A3 5.28% 1/18/28	2,529,342	2,548,204
•LCM Loan Income Fund I Ltd. Series 1A Class A 5.18% (3 mo. USD Term SOFR + 1.29%) 4/20/31	81,441	81,445
•MV Credit Euro CLO III DAC Series 3A Class AR 3.36% (3 mo. EURIBOR + 1.30%) 2/15/38	4,400,000	5,170,859
•Navesink CLO 2 Ltd. Series 2024-2A Class A1 5.17% (3 mo. USD Term SOFR + 1.27%) 4/15/36	3,500,000	3,500,000
Navient Education Loan Trust Series 2025-A Class A 5.02% 7/15/55	714,180	721,877
Navient Private Education Loan Trust Series 2020-A Class A2A 2.46% 11/15/68	976,562	948,181
Navient Private Education Refi Loan Trust
Series 2020-HA Class A 1.31% 1/15/69	513,316	485,847
Series 2020-IA Class A1A 1.33% 4/15/69	1,081,076	1,011,960
Series 2021-GA Class A 1.58% 4/15/70	1,451,159	1,318,174
LVIP PIMCO Low Duration Bond Fund-7

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2022-A Class A 2.23% 7/15/70	2,641,402	$2,419,724
Navient Refinance Loan Trust
Series 2025-A Class A 5.15% 2/16/55	2,224,269	2,255,008
Series 2025-C Class A 4.80% 10/15/55	1,939,157	1,942,935
Navient Student Loan Trust Series 2023-BA Class A1A 6.48% 3/15/72	832,360	861,415
Nelnet Student Loan Trust
Series 2025-BA Class A1A 4.84% 5/17/55	3,742,842	3,753,464
Series 2025-CA Class A1A 4.67% 6/22/65	4,013,743	3,997,578
•OFSI BSL X Ltd. Series 2021-10A Class AR 5.15% (3 mo. USD Term SOFR + 1.27%) 4/20/34	4,000,000	4,002,544
PFS Financing Corp. Series 2023-C Class A 5.52% 10/15/28	5,000,000	5,056,667
Post Road Equipment Finance LLC Series 2025-1A Class A2 4.90% 5/15/31	1,105,539	1,114,146
•Rockford Tower CLO Ltd. Series 2021-2A Class A1R 5.01% (3 mo. USD Term SOFR + 1.13%) 7/20/34	2,300,000	2,300,120
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	813,228	790,223
•Series 2020-PTA Class A2B 4.70% (1 mo. USD Term SOFR + 0.96%) 9/15/54	1,759,853	1,753,944
Series 2022-C Class A1A 4.48% 5/16/50	1,506,867	1,503,051
Series 2023-C Class A1A 5.67% 11/15/52	3,093,884	3,176,614
Series 2024-A Class A1A 5.24% 3/15/56	784,778	798,128
•Series 2024-A Class A1B 5.43% (30 day USD SOFR Average + 1.45%) 3/15/56	3,374,545	3,405,625
Series 2024-C Class A1A 5.50% 6/17/52	1,755,842	1,801,523
Series 2024-D Class A1A 5.38% 7/15/53	2,061,531	2,103,260
Series 2024-E Class A1A 5.09% 10/16/56	656,549	666,742
Series 2024-F Class A1A 5.06% 3/16/54	1,008,759	1,020,943
SoFi Consumer Loan Program Trust Series 2025-1 Class A 4.80% 2/27/34	1,357,881	1,362,839
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Starwood Ltd. Series 2022-FL3 Class A 5.33% (30 day USD SOFR Average + 1.35%) 11/15/38	108,774	$108,438
Synchrony Card Funding LLC Series 2023-A1 Class A 5.54% 7/15/29	7,300,000	7,361,402
•Toro European CLO 6 DAC Series 6A Class AR 2.95% (3 mo. EURIBOR + 0.92%) 1/12/32	2,358,943	2,768,276
Toyota Auto Receivables Owner Trust Series 2023-C Class A3 5.16% 4/17/28	2,515,090	2,530,002
Toyota Lease Owner Trust Series 2025-A Class A3 4.75% 2/22/28	8,000,000	8,076,469
•Trillium Credit Card Trust II Series 2025-1A Class A 4.30% (1 day USD SOFR + 0.59%) 9/26/30	4,000,000	4,013,185
•Trinitas CLO VI Ltd. Series 2017-6A Class AR4 4.97% (3 mo. USD Term SOFR + 1.11%) 1/25/34	4,400,000	4,403,040
•Venture XXVII CLO Ltd. Series 2017-27A Class AR 5.20% (3 mo. USD Term SOFR + 1.31%) 7/20/30	4,387	4,388
•Wellfleet CLO Ltd. Series 2021-2A Class A1R 5.05% (3 mo. USD Term SOFR + 1.15%) 7/15/34	4,300,000	4,295,064
Total Non-Agency Asset-Backed Securities (Cost $249,871,106)		251,175,004
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.75%
•Bear Stearns ARM Trust Series 2003-1 Class 5A1 6.29% 4/25/33	8,511	8,271
•GCAT Trust Series 2022-HX1 Class A1 2.89% 12/27/66	1,110,028	1,046,840
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 Class A25 5.22% (30 day USD SOFR Average + 1.35%) 11/25/54	1,376,987	1,381,508
•GSR Mortgage Loan Trust Series 2005-5F Class 8A1 4.35% (1 mo. USD Term SOFR + 0.61%) 6/25/35	90,819	88,255
•JP Morgan Mortgage Trust Series 2025-NQM2 Class A1 5.57% 9/25/65	2,743,177	2,770,312
LVIP PIMCO Low Duration Bond Fund-8

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 Class 1A 5.84% 5/25/33	2,528	$2,440
MFA Trust
•Series 2020-NQM2 Class A1 1.38% 4/25/65	183,971	179,972
•Series 2021-RPL1 Class A1 1.13% 7/25/60	1,369,151	1,262,911
φSeries 2023-NQM4 Class A1 6.11% 12/25/68	602,420	607,289
•New Residential Mortgage Loan Trust Series 2018-3A Class A1 4.50% 5/25/58	242,544	239,396
•New York Mortgage Trust Series 2005-3 Class A1 4.33% (1 mo. USD Term SOFR + 0.59%) 2/25/36	40,655	40,436
φOBX Trust
Series 2023-NQM6 Class A1 6.52% 7/25/63	1,427,042	1,434,501
Series 2024-NQM5 Class A1 5.99% 1/25/64	841,615	850,405
•Oceanview Mortgage Trust Series 2025-3 Class AF1 4.82% (30 day USD SOFR Average + 0.95%) 5/25/55	1,016,443	1,016,616
φPRET Trust Series 2025-RPL4 Class A1 4.00% 3/25/65	2,936,159	2,874,411
φPRPM Trust Series 2023-NQM3 Class A1 6.22% 11/25/68	257,848	260,431
•Sequoia Mortgage Trust Series 2004-6 Class A1 4.76% 7/20/34	2,379	2,208
•Towd Point Mortgage Trust
Series 2018-5 Class A1 3.25% 7/25/58	4,947,691	4,819,790
Series 2019-4 Class A1 2.90% 10/25/59	1,479,708	1,435,663
Series 2019-HY2 Class A1 4.85% (1 mo. USD Term SOFR + 1.11%) 5/25/58	388,371	397,230
Series 2020-1 Class A1 2.71% 1/25/60	751,016	726,734
Verus Securitization Trust
•Series 2021-6 Class A1 1.63% 10/25/66	1,862,703	1,651,365
φSeries 2024-1 Class A1 5.71% 1/25/69	955,150	961,157
Total Non-Agency Collateralized Mortgage Obligations (Cost $24,302,752)		24,058,141
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.38%
•AG Trust Series 2024-NLP Class A 5.77% (1 mo. USD Term SOFR + 2.02%) 8/15/41		1,615,563	$1,623,674
•AREIT LLC Series 2022-CRE7 Class A 5.98% (1 mo. USD Term SOFR + 2.24%) 6/17/39		2,716,226	2,716,253
Benchmark Mortgage Trust Series 2019-B12 Class AAB 3.04% 8/15/52		3,767,069	3,699,769
•BSREP Commercial Mortgage Trust Series 2021-DC Class A 4.82% (1 mo. USD Term SOFR + 1.06%) 8/15/38		3,152,844	2,981,257
•CRSNT Trust Series 2021-MOON Class A 4.69% (1 mo. USD Term SOFR + 0.93%) 4/15/36		4,500,000	4,468,370
•GPMT Ltd. Series 2021-FL3 Class A 5.35% (1 mo. USD Term SOFR + 1.61%) 7/16/35		295,775	295,607
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 Class A 5.25% (1 mo. USD Term SOFR + 1.50%) 12/15/31		551,299	544,246
•NYO Commercial Mortgage Trust Series 2021-1290 Class A 4.96% (1 mo. USD Term SOFR + 1.21%) 11/15/38		4,500,000	4,491,831
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,806,893)			20,821,007
ΔSOVEREIGN BONDS–2.10%
Brazil—1.19%
^Brazil Letras do Tesouro Nacional 0.00% 4/1/26	BRL	59,100,000	10,432,215
			10,432,215
Italy—0.30%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29		2,500,000	2,633,834
			2,633,834
Luxembourg—0.61%
Eagle Funding Luxco SARL 5.50% 8/17/30		5,200,000	5,296,668
			5,296,668
Total Sovereign Bonds (Cost $18,363,849)			18,362,717
LVIP PIMCO Low Duration Bond Fund-9

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–8.12%
U.S. Treasury Inflation Indexed Notes
0.13% 7/15/26	7,470,485	$7,426,739
0.13% 10/15/26	2,263,793	2,242,744
2.13% 4/15/29	2,915,702	2,977,148
U.S. Treasury Notes
#3.63% 8/31/30	29,000,000	28,896,914
3.88% 6/30/30	29,300,000	29,520,894
Total U.S. Treasury Obligations (Cost $70,685,393)		71,064,439

	Number of Shares
MONEY MARKET FUND–0.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	474,626	474,626
Total Money Market Fund (Cost $474,626)		474,626

	Notional Amount
OPTIONS PURCHASED–0.03%
Over-The-Counter–0.03%
Call Swaption–0.00%
1 Year Interest Rate Swap Strike price $2.50, expiration date 2/18/27, notional amount $361,900,000 JPM	361,900,000	3,355
		3,355
Put Swaptions–0.03%
1 Year Interest Rate Swap Strike price $3.65, expiration date 9/9/26, notional amount $362,700,000 MSC	362,700,000	241,130
1 Year Interest Rate Swap Strike price $4.25, expiration date 12/9/26, notional amount $225,300,000 BNP	225,300,000	59,022
		300,152
Total Options Purchased (Cost $664,944)		303,507

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—2.74%
Discounted Commercial Paper–2.74%
≠AMETEK, Inc.
4.15% 1/6/26	5,400,000	$5,396,888
≠ERAC USA Finance LLC
4.20% 1/12/26	8,900,000	8,888,579
≠Keurig Dr. Pepper, Inc.
4.00% 1/7/26	4,900,000	4,896,733
≠VW Credit, Inc.
4.22% 1/13/26	4,800,000	4,793,248
Total Short-Term Investments (Cost $23,975,447)		23,975,448

TOTAL INVESTMENTS–116.85% (Cost $1,021,808,590)	1,023,394,085

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(16.85%)	(147,608,398)
NET ASSETS APPLICABLE TO 92,623,286 SHARES OUTSTANDING–100.00%	$875,785,687
LVIP PIMCO Low Duration Bond Fund-10

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($32,904,462 / 3,477,871 Shares)	$9.461
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($842,881,225 / 89,145,415 Shares)	$9.455
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$918,458,422
Distributable earnings/(accumulated loss)	(42,672,735)
TOTAL NET ASSETS	$875,785,687

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
#Fully or partially pledged as collateral for derivatives.
≠The rate shown is the effective yield at the time of purchase.

★Includes $4,491,001 cash collateral held at broker for futures contracts, $4,712,000 cash collateral held at brokers for centrally cleared swap contracts, $28,340 expense reimbursement receivable from Lincoln Financial Investments Corporation, $618,221 variation margin due from broker on futures contracts, $812,448 variation margin due from brokers on centrally cleared swap contracts, $161,456,296 payable for securities purchased, $2,764,619 payable for fund shares redeemed, $2,000,000 cash collateral due to brokers for certain open bilateral derivatives, $640,000 cash collateral due to brokers for TBAs, $65,410 other accrued expenses payable, $529,650 due to manager and affiliates, $40,109 payable for audit fee and $27,151 payable for fund accounting fee as of December 31, 2025.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(15,813,676)	USD	10,279,111	1/14/26	$—	$(275,134)
BNP	BRL	(9,700,000)	USD	1,700,717	4/2/26	—	(30,441)
BNP	CHF	(87,121)	USD	108,654	1/14/26	—	(1,504)
BNP	CHF	(79,000)	USD	100,318	1/14/26	429	—
BNP	CNH	384,475	USD	(55,000)	1/5/26	133	—
BNP	CNH	(5,696,261)	USD	808,330	1/21/26	—	(9,342)
BNP	CNH	1,900,000	USD	(270,550)	1/21/26	2,186	—
BNP	IDR	2,602,601,599	USD	(155,594)	1/22/26	234	—
BNP	ILS	(2,272,000)	USD	700,080	1/15/26	—	(13,313)
BNP	ILS	(575,237)	USD	181,174	1/15/26	553	—
BNP	INR	11,649,533	USD	(128,311)	1/30/26	924	—
LVIP PIMCO Low Duration Bond Fund-11

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	INR	1,801,790	USD	(20,000)	2/2/26	$—	$(15)
BNP	KRW	(253,641,816)	USD	173,960	1/8/26	—	(1,747)
BNP	KRW	253,641,816	USD	(176,774)	1/8/26	—	(1,068)
BNP	KRW	(253,641,816)	USD	176,983	2/13/26	1,072	—
BNP	MXN	8,746,000	USD	(477,047)	3/9/26	5,369	—
BNP	NZD	1,722,711	USD	(978,893)	1/14/26	13,558	—
BNP	PLN	5,419,884	USD	(1,478,601)	1/16/26	30,969	—
BNP	THB	(1,298,808)	USD	40,199	1/21/26	—	(1,081)
BNP	TWD	11,009,045	USD	(350,000)	1/20/26	384	—
BNP	TWD	(81,137,940)	USD	2,662,467	1/22/26	80,663	—
BNP	TWD	19,681,864	USD	(630,601)	1/22/26	—	(4,325)
BNP	TWD	1,722,114	USD	(55,000)	2/2/26	—	(252)
BNP	TWD	13,191,921	USD	(420,000)	2/5/26	—	(625)
BNP	TWD	(82,864,587)	USD	2,659,066	3/18/26	24,973	—
BNP	ZAR	6,806,118	USD	(406,666)	1/26/26	3,559	—
BNP	ZAR	4,067,262	USD	(245,202)	1/26/26	—	(56)
BRC	CNH	1,816,667	USD	(260,000)	1/5/26	508	—
GSB	BRL	2,115,086	USD	(388,588)	1/5/26	—	(3,106)
GSB	BRL	(2,115,086)	USD	384,393	1/5/26	—	(1,089)
GSB	BRL	24,051,851	USD	(4,340,784)	3/3/26	—	(13,962)
GSB	BRL	(131,121)	USD	23,834	3/3/26	246	—
GSB	BRL	(21,000,000)	USD	3,645,976	4/2/26	—	(101,892)
GSB	BRL	(28,400,000)	USD	5,107,158	4/2/26	38,613	—
GSB	CAD	(836,000)	USD	600,851	1/14/26	—	(8,634)
GSB	CHF	325,652	USD	(406,190)	1/14/26	5,571	—
GSB	CNH	(3,934,634)	USD	559,207	1/21/26	—	(5,591)
GSB	CNH	1,896,000	USD	(269,786)	1/21/26	2,376	—
GSB	EUR	(32,593,595)	USD	37,900,101	1/14/26	—	(429,856)
GSB	GBP	1,520,200	USD	(2,011,739)	1/14/26	37,383	—
GSB	ILS	(450,747)	USD	139,364	1/15/26	—	(2,167)
GSB	ILS	(821,770)	USD	255,446	1/22/26	—	(2,581)
GSB	ILS	(781,039)	USD	245,022	2/19/26	—	(252)
GSB	INR	(1,826,510)	USD	20,000	1/20/26	—	(281)
GSB	INR	9,032,700	USD	(100,000)	1/30/26	205	—
GSB	KRW	(42,409,590)	USD	28,988	1/8/26	—	(391)
GSB	KRW	42,409,590	USD	(29,557)	1/8/26	—	(179)
GSB	KRW	(42,409,590)	USD	29,588	2/13/26	175	—
GSB	MXN	7,851,000	USD	(423,470)	2/23/26	10,282	—
GSB	MXN	11,739,000	USD	(634,770)	2/24/26	13,726	—
GSB	MXN	6,253,000	USD	(337,031)	3/2/26	8,135	—
GSB	MXN	9,720,000	USD	(525,210)	3/18/26	10,411	—
GSB	MXN	3,829,000	USD	(207,209)	4/13/26	3,225	—
GSB	PLN	1,111,771	USD	(309,756)	1/22/26	—	(115)
GSB	PLN	527,863	USD	(144,553)	1/23/26	2,462	—
GSB	THB	4,068,922	USD	(126,513)	1/21/26	2,811	—
GSB	ZAR	238,985	USD	(13,862)	1/26/26	542	—
GSB	ZAR	2,690,604	USD	(159,670)	2/23/26	2,206	—
JPM	AUD	(16,904,324)	USD	11,059,439	1/14/26	—	(222,716)
JPM	AUD	16,309,000	USD	(10,722,904)	1/14/26	161,926	—
JPM	BRL	(2,115,086)	USD	379,532	1/5/26	—	(5,950)
JPM	BRL	2,115,086	USD	(384,393)	1/5/26	1,089	—
JPM	BRL	2,115,086	USD	(376,745)	2/3/26	5,921	—
JPM	CAD	(6,029,204)	USD	4,328,196	1/14/26	—	(67,384)
JPM	CHF	(536,469)	USD	671,098	1/14/26	—	(7,224)
JPM	CNH	349,580	USD	(50,000)	1/5/26	129	—
JPM	CNH	9,601,000	USD	(1,368,275)	1/21/26	9,903	—
JPM	CNH	(16,384,175)	USD	2,326,372	1/21/26	—	(25,499)
JPM	EUR	(4,658,000)	USD	5,398,359	1/14/26	—	(79,434)
JPM	ILS	(2,609,373)	USD	801,739	1/15/26	—	(17,587)
JPM	ILS	(1,127,590)	USD	350,044	2/19/26	—	(4,059)
JPM	INR	(5,400,606)	USD	60,000	1/8/26	—	(33)
LVIP PIMCO Low Duration Bond Fund-12

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPM	INR	(14,427,008)	USD	160,000	1/12/26	$—	$(312)
JPM	INR	(1,816,012)	USD	20,000	1/20/26	—	(165)
JPM	INR	24,516,922	USD	(275,304)	1/30/26	—	(3,323)
JPM	INR	(9,726,434)	USD	109,256	1/30/26	1,355	—
JPM	INR	246,778,425	USD	(2,720,840)	1/30/26	16,826	—
JPM	INR	10,810,710	USD	(120,000)	2/2/26	—	(88)
JPM	JPY	(62,200,000)	USD	400,098	1/14/26	2,496	—
JPM	KRW	(1,232,309,772)	USD	841,029	1/8/26	—	(12,636)
JPM	KRW	1,409,788,393	USD	(958,616)	1/8/26	17,995	—
JPM	KRW	(177,478,621)	USD	123,678	1/8/26	732	—
JPM	KRW	177,478,621	USD	(123,846)	2/13/26	—	(757)
JPM	MXN	23,855,263	USD	(1,282,610)	1/30/26	38,177	—
JPM	MXN	3,546,874	USD	(191,063)	2/27/26	4,822	—
JPM	MXN	(17,086)	USD	926	3/9/26	—	(16)
JPM	MXN	16,325,936	USD	(884,194)	3/18/26	15,447	—
JPM	MXN	1,787,748	USD	(97,118)	4/9/26	1,175	—
JPM	MXN	6,551,000	USD	(355,430)	4/15/26	4,523	—
JPM	NZD	(640,000)	USD	371,157	1/14/26	2,454	—
JPM	PLN	3,311,360	USD	(904,439)	1/16/26	17,858	—
JPM	PLN	(4,225,217)	USD	1,153,226	1/16/26	—	(23,601)
JPM	PLN	127,840	USD	(34,618)	1/23/26	987	—
JPM	TWD	(1,880,640)	USD	60,000	1/8/26	66	—
JPM	TWD	7,791,250	USD	(250,000)	1/12/26	—	(1,810)
JPM	TWD	5,660,280	USD	(180,000)	1/20/26	149	—
JPM	TWD	12,542,433	USD	(401,435)	1/22/26	—	(2,336)
JPM	TWD	1,567,550	USD	(50,000)	2/2/26	—	(166)
JPM	ZAR	409,069	USD	(23,838)	1/26/26	818	—
MSC	DKK	(56,500,000)	USD	8,956,660	1/4/27	—	(94,732)
MSC	EUR	1,521,000	USD	(1,786,460)	1/14/26	2,230	—
MSC	ILS	353,000	USD	(109,643)	1/15/26	1,197	—
MSC	INR	170,982,251	USD	(1,920,551)	1/30/26	—	(23,739)
MSC	INR	14,423,520	USD	(160,000)	2/2/26	—	(14)
MSC	JPY	161,647,187	USD	(1,038,188)	1/14/26	—	(4,888)
MSC	JPY	(92,800,000)	USD	598,740	1/14/26	5,533	—
MSC	MXN	4,909,000	USD	(266,354)	4/10/26	3,521	—
MSC	NZD	3,732,000	USD	(2,148,983)	1/14/26	1,015	—
MSC	NZD	(1,106,000)	USD	639,341	1/14/26	2,176	—
MSC	PLN	5,877,000	USD	(1,610,587)	1/16/26	26,303	—
MSC	SGD	(6,912,904)	USD	5,342,730	1/14/26	—	(40,527)
MSC	TWD	16,795,170	USD	(530,000)	1/20/26	4,539	—
MSC	TWD	8,174,530	USD	(260,000)	1/30/26	—	(116)
MSC	TWD	8,152,924	USD	(260,000)	2/2/26	—	(808)
WBC	CNH	2,930,634	USD	(420,000)	1/6/26	277	—
Total Foreign Currency Exchange Contracts						$655,522	$(1,548,919)
LVIP PIMCO Low Duration Bond Fund-13

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(143)	CBOT 10 Year U.S. Treasury Notes Futures	$(16,078,562)	$(16,186,893)	3/20/26	$108,331	$—
2,613	CBOT 2 Year U.S. Treasury Notes Futures	545,565,819	544,741,216	3/31/26	824,603	—
1,278	CBOT 5 Year U.S. Treasury Notes Futures	139,691,391	139,932,170	3/31/26	—	(240,779)
226	Montreal Exchange 5 Year Canadian Bond Futures	18,653,994	18,766,967	3/20/26	—	(112,973)
19	SFE 10 Year Australian Bond Futures	1,388,220	1,385,700	3/16/26	2,520	—
648	SFE 3 Year Australian Bond Futures	45,404,576	45,384,016	3/16/26	20,560	—
355	Three-Month SOFR Futures	85,861,188	85,943,161	3/14/28	—	(81,973)
(585)	Ultra 10 Year U.S. Treasury Notes Futures	(67,284,141)	(67,452,954)	3/20/26	168,813	—
(93)	Ultra U.S. Treasury Bond Futures	(10,974,000)	(11,065,622)	3/20/26	91,622	—
Total Futures Contracts					$1,216,449	$(435,725)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
MSC Korea International Bonds 3.75% 01/19/2027 - Quarterly	6,000,000	(1.00%)	12/20/30	$(216,262)	$(222,801)	$6,539	$—
Protection Sold
BNP ITRAXX Europe.44 -Quarterly[4]	EUR 2,800,000	(5.00%)	12/20/30	659,464	620,784	38,680	—
JPM ITRAXX Europe.44 -Quarterly[4]	EUR 6,300,000	(5.00%)	12/20/30	1,483,794	1,370,576	113,218	—
					1,991,360	151,898	—
Total CDS Contracts					$1,768,559	$158,437	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
10,300,000	3.75	SOFR12M	Receive	Annual	12/18/29	$(135,104)	$13,583	$—	$(148,687)
82,200,000	4.10	SOFR12M	Receive	Annual	2/11/26	75,114	—	75,114	—
107,125,100	3.38	SOFR12M	Receive	Annual	5/31/30	127,767	105,608	22,159	—
AUD 15,700,000	4.25	BBSW6M	Pay	Semiannual	3/18/36	(465,240)	32,250	—	(497,490)
GBP 30,500,000	3.75	SONIA12M	Pay	Annual	9/17/30	171,297	(8,311)	179,608	—
8,100,000	3.75	SOFR12M	Receive	Annual	12/17/32	(72,512)	(178,778)	106,266	—
80,748,200	3.29	SOFR12M	Receive	Annual	5/31/30	360,442	(4,658)	365,100	—
Total IRS Contracts							$(40,306)	$748,247	$(646,177)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2025.
LVIP PIMCO Low Duration Bond Fund-14

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRC–Barclays Bank
BRL–Brazilian Real
CA–Credit Agricole
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
DKK–Danish Krone
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
IDR–Indonesia Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
PLN–Polish Zloty
REMIC–Real Estate Mortgage Investment Conduits
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
TBA–To be announced
THB–Thailand Baht
TWD–Taiwan New Dollar
USD–United States Dollar
WBC–Westpac Banking Corporation
ZAR–South African Rand
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-15

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$42,711,931
EXPENSES:
Management fees	4,418,260
Distribution fees-Service Class	2,133,663
Interest expense on reverse repurchase agreements and securities sold short	919,032
Shareholder servicing fees	256,259
Accounting and administration expenses	166,619
Custodian fees	121,309
Professional fees	99,285
Reports and statements to shareholders	35,493
Consulting fees	30,487
Pricing fees	27,124
Trustees’ fees and expenses	25,467
Other	15,794
8,248,792
Less:
Management fees waived	(537,739)
Expenses reimbursed	(240,098)
Total operating expenses	7,470,955
NET INVESTMENT INCOME	35,240,976
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,328,608
Foreign currencies	587,380
Foreign currency exchange contracts	(3,456,828)
Futures contracts	6,842,058
Options purchased	(361,746)
Options written	(270,377)
Swap contracts	(7,969,060)
Net realized loss	(299,965)
Net change in unrealized appreciation (depreciation) of:
Investments	15,765,361
Foreign currencies	(55,763)
Foreign currency exchange contracts	(4,579,961)
Futures contracts	(170,906)
Options purchased	(357,943)
Swap contracts	(497,456)
Net change in unrealized appreciation (depreciation)	10,103,332
NET REALIZED AND UNREALIZED GAIN	9,803,367
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,044,343
See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$35,240,976	$35,773,835
Net realized loss	(299,965)	(2,480,408)
Net change in unrealized appreciation (depreciation)	10,103,332	7,694,855
Net increase in net assets resulting from operations	45,044,343	40,988,282
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,217,279)	(1,226,741)
Service Class	(29,900,359)	(36,557,040)
	(31,117,638)	(37,783,781)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,091,631	13,005,895
Service Class	219,490,127	243,800,718
Reinvestment of dividends and distributions:
Standard Class	1,217,279	1,226,741
Service Class	29,900,359	36,557,040
	262,699,396	294,590,394
Cost of shares redeemed:
Standard Class	(8,180,462)	(75,005,321)
Service Class	(275,087,703)	(220,891,173)
	(283,268,165)	(295,896,494)
Decrease in net assets derived from capital share transactions	(20,568,769)	(1,306,100)
NET INCREASE (DECREASE) IN NET ASSETS	(6,642,064)	1,898,401
NET ASSETS:
Beginning of year	882,427,751	880,529,350
End of year	$875,785,687	$882,427,751
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-16

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.318	$9.282	$9.167	$9.854	$10.085
Income (loss) from investment operations:
Net investment income[1]	0.404	0.405	0.353	0.174	0.105
Net realized and unrealized gain (loss)	0.105	0.068	0.092	(0.655)	(0.170)
Total from investment operations	0.509	0.473	0.445	(0.481)	(0.065)
Less dividends and distributions from:
Net investment income	(0.366)	(0.437)	(0.328)	(0.143)	(0.115)
Return of capital	—	—	(0.002)	(0.063)	(0.051)
Total dividends and distributions	(0.366)	(0.437)	(0.330)	(0.206)	(0.166)
Net asset value, end of period	$9.461	$9.318	$9.282	$9.167	$9.854
Total return[2]	5.47%	5.13%	4.87%	(4.88% )	(0.64% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,904	$27,368	$87,466	$376,412	$135,986
Ratio of expenses to average net assets[3]	0.60%	0.73%	0.66%	0.51%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.81%	0.74%	0.58%	0.57%
Ratio of net investment income to average net assets[4]	4.23%	4.28%	3.79%	1.85%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.14%	4.20%	3.71%	1.78%	1.00%
Portfolio turnover	243%	231%	383%	1,035%	461%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was 0.50%, 0.50%, 0.50%, 0.50%, and 0.53%, respectively.
[4]
The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was 4.33%, 4.51%,
3.95%, 1.86%, and 1.04%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-17

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.312	$9.277	$9.162	$9.849	$10.080
Income (loss) from investment operations:
Net investment income[1]	0.379	0.389	0.325	0.152	0.079
Net realized and unrealized gain (loss)	0.106	0.060	0.095	(0.655)	(0.168)
Total from investment operations	0.485	0.449	0.420	(0.503)	(0.089)
Less dividends and distributions from:
Net investment income	(0.342)	(0.414)	(0.303)	(0.120)	(0.099)
Return of capital	—	—	(0.002)	(0.064)	(0.043)
Total dividends and distributions	(0.342)	(0.414)	(0.305)	(0.184)	(0.142)
Net asset value, end of period	$9.455	$9.312	$9.277	$9.162	$9.849
Total return[2]	5.21%	4.87%	4.61%	(5.12% )	(0.89% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$842,882	$855,060	$793,063	$789,146	$815,181
Ratio of expenses to average net assets[3]	0.85%	0.90%	0.94%	0.76%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.98%	1.02%	0.83%	0.82%
Ratio of net investment income to average net assets[4]	3.98%	4.11%	3.51%	1.60%	0.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.89%	4.03%	3.43%	1.53%	0.75%
Portfolio turnover	243%	231%	383%	1,035%	461%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was 0.75%, 0.75%, 0.75%, 0.75%, and 0.78%, respectively.
[4]
The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 was 4.08%, 4.26%,
3.70%, 1.61%, and 0.79%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP PIMCO Low Duration Bond Fund-19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. As of December 31, 2025, there were no open repurchase agreements.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. As of December 31, 2025, there were no open reverse repurchase agreements.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $500 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.50% of the Fund's average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$131,939	$126,470	$240,098	$498,507
Pacific Investment Management Company LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$73,139
Legal	12,119
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $22,643 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$28,340
Management fees payable to LFI	328,115
Distribution fees payable to LFD	179,870
Shareholder servicing fees payable to Lincoln Life	21,665
LVIP PIMCO Low Duration Bond Fund-21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$344,669,168
Purchases of U.S. government securities	1,932,267,825
Sales other than U.S. government securities	478,822,318
Sales of U.S. government securities	1,767,814,694
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,022,084,233
Aggregate unrealized appreciation of investments and derivatives	$7,433,196
Aggregate unrealized depreciation of investments and derivatives	(6,194,430)
Net unrealized appreciation of investments and derivatives	$1,238,766
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP PIMCO Low Duration Bond Fund-22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$151,786,874	$—	$151,786,874
Agency Commercial Mortgage-Backed Securities	—	4,318,324	—	4,318,324
Agency Mortgage-Backed Securities	—	169,405,372	—	169,405,372
Corporate Bonds
Aerospace & Defense	—	10,594,002	—	10,594,002
Agriculture	—	4,972,393	—	4,972,393
Airlines	—	1,723,671	—	1,723,671
Auto Manufacturers	—	32,998,604	—	32,998,604
Banks	—	62,762,158	—	62,762,158
Commercial Services	—	6,283,527	—	6,283,527
Diversified Financial Services	—	30,483,700	—	30,483,700
Electric	—	31,029,832	—	31,029,832
Electronics	—	3,144,396	—	3,144,396
Health Care Services	—	11,378,748	—	11,378,748
Insurance	—	14,812,794	—	14,812,794
Internet	—	1,172,710	—	1,172,710
Investment Companies	—	5,875,182	—	5,875,182
Lodging	—	10,488,515	—	10,488,515
Oil & Gas	—	3,125,813	—	3,125,813
Packaging & Containers	—	4,195,793	—	4,195,793
Pharmaceuticals	—	4,204,602	5,942,293	10,146,895
Pipelines	—	6,320,105	—	6,320,105
Real Estate	—	642,117	—	642,117
Real Estate Investment Trusts	—	18,347,208	—	18,347,208
Shipbuilding	—	4,444,116	—	4,444,116
Software	—	3,676,672	—	3,676,672
Telecommunications	—	3,068,863	—	3,068,863
Transportation	—	1,194,631	—	1,194,631
Municipal Bonds	—	4,766,181	—	4,766,181
Non-Agency Asset-Backed Securities	—	251,175,004	—	251,175,004
Non-Agency Collateralized Mortgage Obligations	—	24,058,141	—	24,058,141
Non-Agency Commercial Mortgage-Backed Securities	—	20,821,007	—	20,821,007
Sovereign Bonds	—	18,362,717	—	18,362,717
U.S. Treasury Obligations	—	71,064,439	—	71,064,439
Money Market Fund	474,626	—	—	474,626
Options Purchased	—	303,507	—	303,507
Short-Term Investments	—	23,975,448	—	23,975,448
Total Investments	$474,626	$1,016,977,166	$5,942,293	$1,023,394,085
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$655,522	$—	$655,522
Futures Contracts	$1,216,449	$—	$—	$1,216,449
Swap Contracts	$—	$906,684	$—	$906,684
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,548,919)	$—	$(1,548,919)
Futures Contracts	$(435,725)	$—	$—	$(435,725)
Swap Contracts	$—	$(646,177)	$—	$(646,177)
LVIP PIMCO Low Duration Bond Fund-23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.
Asset Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Corporate Bond	$5,942,293	Income Approach	Discounted Cash Flow - Discount Rate (b)	4.54% (N/A)
Total	$5,942,293
The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
(b)Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/25
Corporate Bond	$—	$—	$6,000,000	$(226,643)	$—	$—	$—	$—	$168,936	$5,942,293	$168,936
Total	$—	$—	$6,000,000	$(226,643)	$—	— $	$—	$—	$168,936	$5,942,293	$168,936
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, swaps and treasury inflation-protected securities, mark-to-market adjustments on certain derivatives, premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$31,117,638	$37,783,781
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$535,120
Capital loss carryforward	(43,717,886)
Other temporary differences	(728,735)
Net unrealized appreciation	1,238,766
Distributable earnings/(accumulated loss)	$(42,672,735)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$19,410,382	$24,307,504	$43,717,886
In 2025, the Fund utilized $2,787,330 of capital loss carryforwards.
LVIP PIMCO Low Duration Bond Fund-24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,268,245	1,372,563
Service Class	23,079,484	25,722,343
Shares reinvested:
Standard Class	129,037	131,851
Service Class	3,171,181	3,931,287
	27,647,947	31,158,044
Shares redeemed:
Standard Class	(856,610)	(7,990,589)
Service Class	(28,930,066)	(23,317,097)
	(29,786,676)	(31,307,686)
Net decrease	(2,138,729)	(149,642)
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to fix the U.S. dollar value of a security between trade date and settlement date.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
LVIP PIMCO Low Duration Bond Fund-25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Options Contracts–During the year ended December 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2025, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund's exposure to changes in foreign currencies; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to generate income; to reduce transaction costs; to take advantage of liquidity available in the options market and to receive premiums for writing options.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
LVIP PIMCO Low Duration Bond Fund-26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
As disclosed in the Statement of Net Assets, at December 31, 2025, the notional value of the protection sold was EUR 9,100,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At December 31, 2025, net unrealized appreciation of the protection sold was $151,898.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$655,522	Liabilities net of receivables and other assets	$(1,548,919)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,216,449	Liabilities net of receivables and other assets	(435,725)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	303,507	Liabilities net of receivables and other assets	—
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	158,437	Liabilities net of receivables and other assets	—
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	748,247	Liabilities net of receivables and other assets	(646,177)
Total		$3,082,162		$(2,630,821)
LVIP PIMCO Low Duration Bond Fund-27

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,456,828)	$(4,579,961)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	6,842,058	(170,906)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(361,746)	(357,943)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(270,377)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,196,248)	159,021
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(6,772,812)	(656,477)
Total		$(5,215,953)	$(5,606,266)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$56,917,237	$157,843,302
Futures contracts (average notional value)	1,114,381,479	96,863,313
Options contracts (average value)	306,235	32,249
CDS contracts (average notional value)*	3,995,053	23,540,571
Interest rate swap contracts (average notional value)**	147,466,986	285,900,199

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
At December 31, 2025, the Fund posted securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Goldman Sachs International	$275,000
Total	$275,000
At December 31, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
BNP Paribas SA	$570,000
JPMorgan Chase Bank	1,350,000
Morgan Stanley & Co. International	80,000
Total	$2,000,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP PIMCO Low Duration Bond Fund-28

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$262,708	$(338,903)	$(76,195)
Goldman Sachs International	138,369	(570,095)	(431,726)
JPMorgan Chase Bank	421,421	(475,097)	(53,676)
Morgan Stanley & Co. International	294,183	(164,824)	129,359
Total	$1,116,681	$(1,548,919)	$(432,238)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$(76,195)	$—	$—	$—	$—	$(76,195)
Goldman Sachs International	(431,726)	—	—	275,000	—	(156,726)
JPMorgan Chase Bank	(53,676)	—	—	—	—	(53,676)
Morgan Stanley & Co. International	129,359	—	(80,000)	—	—	49,359
Total	$(432,238)	$—	$(80,000)	$275,000	$—	$(237,238)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
LVIP PIMCO Low Duration Bond Fund-29

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-30

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP PIMCO Low Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP PIMCO Low Duration Bond Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP PIMCO Low Duration Bond Fund–31

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Structured Allocation Funds
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Allocation Funds

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.94%
INVESTMENT COMPANIES–85.94%
Equity Funds–22.13%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	351,088	$4,525,178
LVIP SSGA S&P 500 Index Fund	775,055	26,122,441
LVIP SSGA Small-Cap Index Fund	86,346	3,005,897
		33,653,516
Fixed Income Fund–49.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,477,208	75,474,934
		75,474,934
International Equity Fund–14.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,623,068	21,544,599
		21,544,599
Total Affiliated Investments (Cost $102,564,015)		130,673,049

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.10%
INVESTMENT COMPANIES–14.10%
Fixed Income Fund–9.91%
Schwab US TIPS ETF	569,157	$15,076,969
		15,076,969
International Equity Fund–4.19%
iShares Core MSCI Emerging Markets ETF	94,716	6,366,809
		6,366,809
Total Unaffiliated Investments (Cost $18,824,228)		21,443,778

TOTAL INVESTMENTS–100.04% (Cost $121,388,243)	152,116,827
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(54,090)
NET ASSETS APPLICABLE TO 10,434,601 SHARES OUTSTANDING–100.00%	$152,062,737

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-1

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–83.89%
INVESTMENT COMPANIES–83.89%
Equity Funds–34.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,194,218	$41,170,279
LVIP SSGA S&P 500 Index Fund	4,977,347	167,756,502
LVIP SSGA Small-Cap Index Fund	785,589	27,347,909
		236,274,690
Fixed Income Fund–29.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,409,392	206,012,406
		206,012,406
International Equity Fund–20.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,547,466	140,007,065
		140,007,065
Total Affiliated Investments (Cost $403,669,655)		582,294,161

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.14%
INVESTMENT COMPANIES–16.14%
Fixed Income Fund–9.88%
Schwab US TIPS ETF	2,589,779	$68,603,246
		68,603,246
International Equity Fund–6.26%
iShares Core MSCI Emerging Markets ETF	646,094	43,430,439
		43,430,439
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	19,849	19,849
		19,849
Total Unaffiliated Investments (Cost $97,105,766)		112,053,534

TOTAL INVESTMENTS–100.03% (Cost $500,775,421)	694,347,695
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(193,548)
NET ASSETS APPLICABLE TO 38,031,376 SHARES OUTSTANDING–100.00%	$694,154,147

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-2

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.70%
INVESTMENT COMPANIES–84.70%
Equity Funds–37.92%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,697,298	$47,654,480
LVIP SSGA S&P 500 Index Fund	5,349,778	180,308,909
LVIP SSGA Small-Cap Index Fund	974,264	33,916,067
		261,879,456
Fixed Income Fund–24.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	16,874,106	170,327,221
		170,327,221
International Equity Fund–22.12%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,511,104	152,798,402
		152,798,402
Total Affiliated Investments (Cost $394,904,930)		585,005,079

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.32%
INVESTMENT COMPANIES–15.32%
Fixed Income Fund–4.92%
Schwab US TIPS ETF	1,284,525	$34,027,067
		34,027,067
International Equity Fund–10.40%
iShares Core MSCI Emerging Markets ETF	1,068,312	71,811,933
		71,811,933
Total Unaffiliated Investments (Cost $83,410,495)		105,839,000

TOTAL INVESTMENTS–100.02% (Cost $478,315,425)	690,844,079
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(167,421)
NET ASSETS APPLICABLE TO 35,186,214 SHARES OUTSTANDING–100.00%	$690,676,658

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-3

LVIP Structured Conservative Allocation Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.13%
INVESTMENT COMPANIES–90.13%
Equity Funds–22.14%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,293,841	$21,587,730
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	545,536	7,905,911
		29,493,641
Fixed Income Fund–49.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,557,034	66,186,701
		66,186,701
International Equity Funds–18.31%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	548,487	5,523,261
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,801,072	18,871,640
		24,394,901
Total Affiliated Investments (Cost $103,509,533)		120,075,243

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–9.92%
INVESTMENT COMPANIES–9.92%
Fixed Income Fund–9.92%
Schwab US TIPS ETF	499,012	$13,218,828
		13,218,828
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	2,153	2,153
		2,153
Total Unaffiliated Investments (Cost $12,980,496)		13,220,981

TOTAL INVESTMENTS–100.05% (Cost $116,490,029)	133,296,224
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(71,162)
NET ASSETS APPLICABLE TO 11,698,036 SHARES OUTSTANDING–100.00%	$133,225,062

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-4

LVIP Structured Moderate Allocation Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.14%
INVESTMENT COMPANIES–90.14%
Equity Funds–34.07%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	12,364,828	$206,307,158
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,793,592	83,960,737
		290,267,895
Fixed Income Fund–29.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	25,070,945	253,066,115
		253,066,115
International Equity Funds–26.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,241,202	52,778,905
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	16,393,752	$171,773,734
		224,552,639
Total Affiliated Investments (Cost $635,427,254)		767,886,649

UNAFFILIATED INVESTMENT–9.89%
INVESTMENT COMPANY–9.89%
Fixed Income Fund–9.89%
Schwab US TIPS ETF	3,181,243	84,271,399
Total Unaffiliated Investment (Cost $83,171,898)		84,271,399

TOTAL INVESTMENTS–100.03% (Cost $718,599,152)	852,158,048
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(266,037)
NET ASSETS APPLICABLE TO 66,311,112 SHARES OUTSTANDING–100.00%	$851,892,011

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-5

LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.10%
INVESTMENT COMPANIES–95.10%
Equity Funds–37.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	7,761,669	$129,503,457
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,027,867	58,371,844
		187,875,301
Fixed Income Fund–24.69%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	12,103,203	122,169,728
		122,169,728
International Equity Funds–32.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,062,053	50,974,879
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	10,448,363	$109,477,944
		160,452,823
Total Affiliated Investments (Cost $366,398,800)		470,497,852

UNAFFILIATED INVESTMENT–4.93%
INVESTMENT COMPANY–4.93%
Fixed Income Fund–4.93%
Schwab US TIPS ETF	921,105	24,400,072
Total Unaffiliated Investment (Cost $24,017,783)		24,400,072

TOTAL INVESTMENTS–100.03% (Cost $390,416,583)	494,897,924
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(161,730)
NET ASSETS APPLICABLE TO 35,793,985 SHARES OUTSTANDING–100.00%	$494,736,194

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-6

LVIP Allocation Funds
Statements of Assets and Liabilities
December 31, 2025
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
ASSETS:
Affiliated investments, at value	$130,673,049	$582,294,161	$585,005,079	$120,075,243	$767,886,649	$470,497,852
Unaffiliated investments, at value	21,443,778	112,053,534	105,839,000	13,220,981	84,271,399	24,400,072
Receivable for fund shares sold	73,222	955,937	312,792	38,946	776,725	1,649,570
Receivable for securities sold	24,806	—	82,906	—	87,042	22,429
Expense reimbursement receivable from Lincoln Financial Investments Corporation	7,499	—	—	—	5,225	—
Prepaid expenses	550	2,485	2,448	487	2,953	1,766
Dividends and interest receivable	153	1,002	1,106	41	22,532	101
TOTAL ASSETS	152,223,057	695,307,119	691,243,331	133,335,698	853,052,525	496,571,790
LIABILITIES:
Due to manager and affiliates	41,439	170,414	162,514	43,138	246,408	143,620
Payable for securities purchased	40,103	142,666	122,210	7,784	—	171,557
Payable for fund shares redeemed	26,591	809,657	169,015	32,681	858,002	1,468,983
Due to custodian	24,958	—	82,751	—	13,868	22,433
Payable for audit fee	14,047	14,047	14,047	14,047	4,581	14,047
Payable for fund accounting fee	9,232	9,289	9,288	9,230	15,204	9,268
Other accrued expenses payable	3,950	6,899	6,848	3,756	22,451	5,688
TOTAL LIABILITIES	160,320	1,152,972	566,673	110,636	1,160,514	1,835,596
TOTAL NET ASSETS	$152,062,737	$694,154,147	$690,676,658	$133,225,062	$851,892,011	$494,736,194
Affiliated investments, at cost	$102,564,015	$403,669,655	$394,904,930	$103,509,533	$635,427,254	$366,398,800
Unaffiliated investments, at cost	18,824,228	97,105,766	83,410,495	12,980,496	83,171,898	24,017,783
Standard Class:
Net Assets	$66,520,055	$387,941,515	$418,003,112	$26,513,188	$307,291,739	$172,778,821
Shares Outstanding	4,562,889	21,244,452	21,268,239	2,328,002	23,904,992	12,490,747
Net Asset Value Per Share	$14.579	$18.261	$19.654	$11.389	$12.855	$13.833
Service Class:
Net Assets	$85,542,682	$306,212,632	$272,673,546	$106,711,874	$544,600,272	$321,957,373
Shares Outstanding	5,871,712	16,786,924	13,917,975	9,370,034	42,406,120	23,303,238
Net Asset Value Per Share	$14.569	$18.241	$19.591	$11.389	$12.842	$13.816
LVIP Allocation Funds-7

LVIP Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$125,776,095	$500,306,080	$479,505,926	$122,149,168	$728,983,884	$400,252,013
Distributable earnings/(accumulated loss)	26,286,642	193,848,067	211,170,732	11,075,894	122,908,127	94,484,181
TOTAL NET ASSETS	$152,062,737	$694,154,147	$690,676,658	$133,225,062	$851,892,011	$494,736,194
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-8

LVIP Allocation Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$3,473,295	$13,314,263	$12,782,448	$3,196,133	$17,923,056	$10,538,254
Dividends from unaffiliated investments	765,717	3,820,693	3,225,725	533,748	2,954,116	941,659
	4,239,012	17,134,956	16,008,173	3,729,881	20,877,172	11,479,913
EXPENSES:
Management fees	220,173	984,733	966,674	200,865	1,081,707	703,898
Distribution fees-Service Class	211,844	738,686	650,469	272,123	1,309,346	778,446
Shareholder servicing fees	42,567	190,382	186,890	38,834	209,130	136,087
Accounting and administration expenses	41,440	91,070	89,785	40,270	96,780	72,927
Professional fees	34,469	46,114	45,858	34,154	49,211	41,815
Reports and statements to shareholders	5,513	13,228	13,081	5,210	19,206	10,026
Consulting fees	4,586	4,928	4,931	4,571	7,274	4,790
Custodian fees	4,294	7,740	8,290	3,926	7,277	5,031
Trustees’ fees and expenses	4,213	18,760	18,374	3,893	20,252	13,478
Index fees	1,883	8,329	8,166	—	—	—
Pricing fees	548	2,335	2,288	506	2,486	1,667
Other	3,962	10,628	10,461	7,391	33,624	23,542
	575,492	2,116,933	2,005,267	611,743	2,836,293	1,791,707
Less:
Expenses reimbursed	(70,084)	—	—	—	(5,225)	—
Total operating expenses	505,408	2,116,933	2,005,267	611,743	2,831,068	1,791,707
NET INVESTMENT INCOME	3,733,604	15,018,023	14,002,906	3,118,138	18,046,104	9,688,206
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	235,599	2,480,013	1,681,911	999,546	7,061,196	4,934,834
Sale of unaffiliated investments	212,111	1,112,373	1,522,277	26,151	89,873	43,372
Distributions from affiliated investment companies	1,690,396	11,947,503	13,092,248	1,057,975	8,492,239	6,087,914
Foreign currencies	—	—	—	—	(13)	—
Net realized gain	2,138,106	15,539,889	16,296,436	2,083,672	15,643,295	11,066,120
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	9,854,704	53,752,681	57,090,072	11,476,765	76,988,159	60,921,508
Unaffiliated investments	1,652,531	10,555,995	15,743,404	318,459	1,493,620	512,599
Foreign currencies	—	—	—	—	1,559	—
Net change in unrealized appreciation (depreciation)	11,507,235	64,308,676	72,833,476	11,795,224	78,483,338	61,434,107
NET REALIZED AND UNREALIZED GAIN	13,645,341	79,848,565	89,129,912	13,878,896	94,126,633	72,500,227
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,378,945	$94,866,588	$103,132,818	$16,997,034	$112,172,737	$82,188,433
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-9

LVIP Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,733,604	$3,684,713	$15,018,023	$14,492,204	$14,002,906	$13,441,558
Net realized gain	2,138,106	2,337,449	15,539,889	13,386,390	16,296,436	14,684,137
Net change in unrealized appreciation (depreciation)	11,507,235	1,949,829	64,308,676	20,822,485	72,833,476	23,145,273
Net increase in net assets resulting from operations	17,378,945	7,971,991	94,866,588	48,701,079	103,132,818	51,270,968
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,909,955)	(1,951,479)	(16,283,996)	(11,997,937)	(18,414,144)	(12,543,193)
Service Class	(3,577,186)	(2,643,554)	(12,356,845)	(9,526,025)	(11,561,896)	(8,312,430)
Return of capital:
Standard Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
	(6,487,141)	(4,595,033)	(28,640,841)	(21,523,962)	(29,976,040)	(20,855,623)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,073,852	7,387,216	40,460,773	54,865,506	57,519,096	65,684,751
Service Class	8,523,641	11,900,322	30,104,303	25,793,145	24,648,601	24,765,506
Net assets from merger:
Standard Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
Reinvestment of dividends and distributions:
Standard Class	2,909,955	1,951,479	16,283,996	11,997,937	18,414,144	12,543,193
Service Class	3,577,186	2,643,554	12,356,845	9,526,025	11,561,896	8,312,430
	23,084,634	23,882,571	99,205,917	102,182,613	112,143,737	111,305,880
Cost of shares redeemed:
Standard Class	(7,711,455)	(7,372,496)	(42,999,535)	(55,455,185)	(58,292,208)	(57,554,641)
Service Class	(17,238,375)	(17,403,497)	(51,394,368)	(46,718,843)	(44,564,978)	(36,159,454)
	(24,949,830)	(24,775,993)	(94,393,903)	(102,174,028)	(102,857,186)	(93,714,095)
Increase (decrease) in net assets derived from capital share transactions	(1,865,196)	(893,422)	4,812,014	8,585	9,286,551	17,591,785
NET INCREASE (DECREASE) IN NET ASSETS	9,026,608	2,483,536	71,037,761	27,185,702	82,443,329	48,007,130
NET ASSETS:
Beginning of year	143,036,129	140,552,593	623,116,386	595,930,684	608,233,329	560,226,199
End of year	$152,062,737	$143,036,129	$694,154,147	$623,116,386	$690,676,658	$608,233,329
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-10

LVIP Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,118,138	$3,388,357	$18,046,104	$15,595,152	$9,688,206	$9,980,732
Net realized gain	2,083,672	355,062	15,643,295	9,019,193	11,066,120	7,369,500
Net change in unrealized appreciation (depreciation)	11,795,224	4,797,066	78,483,338	37,837,813	61,434,107	28,053,917
Net increase in net assets resulting from operations	16,997,034	8,540,485	112,172,737	62,452,158	82,188,433	45,404,149
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(771,216)	(3,061,041)	(8,135,648)	(27,706,054)	(4,730,237)	(25,442,002)
Service Class	(2,869,996)	(14,081,296)	(13,542,118)	(87,997,137)	(8,112,550)	(54,626,628)
Return of capital:
Standard Class	—	—	—	(209,810)	—	—
Service Class	—	—	—	(707,014)	—	—
	(3,641,212)	(17,142,337)	(21,677,766)	(116,620,015)	(12,842,787)	(80,068,630)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,944,867	3,020,719	45,385,057	33,445,445	23,329,928	28,584,914
Service Class	6,261,077	10,501,099	20,530,000	18,233,204	21,424,798	12,902,305
Net assets from merger:
Standard Class	—	—	92,714,987	—	—	—
Service Class	—	—	31,196,751	—	—	—
Reinvestment of dividends and distributions:
Standard Class	771,216	3,061,041	8,135,648	27,915,864	4,730,237	25,442,002
Service Class	2,869,996	14,081,296	13,542,118	88,704,151	8,112,550	54,626,628
	12,847,156	30,664,155	211,504,561	168,298,664	57,597,513	121,555,849
Cost of shares redeemed:
Standard Class	(3,845,978)	(3,209,845)	(28,816,041)	(31,925,776)	(25,062,370)	(39,389,338)
Service Class	(24,119,115)	(25,961,772)	(109,714,146)	(94,943,708)	(61,604,504)	(57,702,409)
	(27,965,093)	(29,171,617)	(138,530,187)	(126,869,484)	(86,666,874)	(97,091,747)
Increase (decrease) in net assets derived from capital share transactions	(15,117,937)	1,492,538	72,974,374	41,429,180	(29,069,361)	24,464,102
NET INCREASE (DECREASE) IN NET ASSETS	(1,762,115)	(7,109,314)	163,469,345	(12,738,677)	40,276,285	(10,200,379)
NET ASSETS:
Beginning of year	134,987,177	142,096,491	688,422,666	701,161,343	454,459,909	464,660,288
End of year	$133,225,062	$134,987,177	$851,892,011	$688,422,666	$494,736,194	$454,459,909
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-11

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.512	$13.195	$12.378	$15.237	$14.733
Income (loss) from investment operations:
Net investment income[1]	0.384	0.374	0.314	0.340	0.305
Net realized and unrealized gain (loss)	1.342	0.410	1.006	(2.596)	0.634
Total from investment operations	1.726	0.784	1.320	(2.256)	0.939
Less dividends and distributions from:
Net investment income	(0.391)	(0.388)	(0.318)	(0.363)	(0.322)
Net realized gain	(0.268)	(0.079)	(0.185)	(0.240)	(0.113)
Total dividends and distributions	(0.659)	(0.467)	(0.503)	(0.603)	(0.435)
Net asset value, end of period	$14.579	$13.512	$13.195	$12.378	$15.237
Total return[2]	12.80%	5.94%	10.73%	(14.75% )	6.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,520	$58,715	$55,436	$50,418	$58,531
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.25%	0.25%	0.25%	0.25%	0.24%
Ratio of net investment income to average net assets	2.69%	2.73%	2.43%	2.52%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	2.68%	2.38%	2.47%	1.96%
Portfolio turnover	13%	25%	13%	16%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-12

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.505	$13.187	$12.372	$15.227	$14.726
Income (loss) from investment operations:
Net investment income[1]	0.347	0.340	0.281	0.306	0.266
Net realized and unrealized gain (loss)	1.339	0.410	1.004	(2.593)	0.632
Total from investment operations	1.686	0.750	1.285	(2.287)	0.898
Less dividends and distributions from:
Net investment income	(0.354)	(0.353)	(0.285)	(0.328)	(0.284)
Net realized gain	(0.268)	(0.079)	(0.185)	(0.240)	(0.113)
Total dividends and distributions	(0.622)	(0.432)	(0.470)	(0.568)	(0.397)
Net asset value, end of period	$14.569	$13.505	$13.187	$12.372	$15.227
Total return[2]	12.51%	5.69%	10.46%	(14.96% )	6.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,543	$84,321	$85,116	$81,908	$103,670
Ratio of expenses to average net assets[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income to average net assets	2.44%	2.48%	2.18%	2.27%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.43%	2.13%	2.22%	1.71%
Portfolio turnover	13%	25%	13%	16%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-13

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.482	$15.763	$14.551	$18.135	$16.887
Income (loss) from investment operations:
Net investment income[1]	0.422	0.408	0.354	0.409	0.351
Net realized and unrealized gain (loss)	2.149	0.912	1.597	(3.221)	1.403
Total from investment operations	2.571	1.320	1.951	(2.812)	1.754
Less dividends and distributions from:
Net investment income	(0.434)	(0.434)	(0.358)	(0.442)	(0.399)
Net realized gain	(0.358)	(0.167)	(0.381)	(0.330)	(0.107)
Total dividends and distributions	(0.792)	(0.601)	(0.739)	(0.772)	(0.506)
Net asset value, end of period	$18.261	$16.482	$15.763	$14.551	$18.135
Total return[2]	15.64%	8.37%	13.57%	(15.41% )	10.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$387,942	$337,914	$312,213	$271,486	$308,832
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	2.40%	2.45%	2.31%	2.58%	1.96%
Portfolio turnover	12%	21%	10%	12%	10%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-14

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.467	$15.749	$14.542	$18.121	$16.875
Income (loss) from investment operations:
Net investment income[1]	0.377	0.365	0.316	0.369	0.306
Net realized and unrealized gain (loss)	2.144	0.912	1.592	(3.216)	1.402
Total from investment operations	2.521	1.277	1.908	(2.847)	1.708
Less dividends and distributions from:
Net investment income	(0.389)	(0.392)	(0.320)	(0.402)	(0.355)
Net realized gain	(0.358)	(0.167)	(0.381)	(0.330)	(0.107)
Total dividends and distributions	(0.747)	(0.559)	(0.701)	(0.732)	(0.462)
Net asset value, end of period	$18.241	$16.467	$15.749	$14.542	$18.121
Total return[2]	15.35%	8.10%	13.28%	(15.62% )	10.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306,213	$285,203	$283,718	$262,063	$332,821
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.15%	2.20%	2.06%	2.33%	1.71%
Portfolio turnover	12%	21%	10%	12%	10%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-15

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.508	$16.604	$15.194	$18.970	$17.483
Income (loss) from investment operations:
Net investment income[1]	0.427	0.417	0.360	0.395	0.344
Net realized and unrealized gain (loss)	2.616	1.122	1.862	(3.426)	1.643
Total from investment operations	3.043	1.539	2.222	(3.031)	1.987
Less dividends and distributions from:
Net investment income	(0.442)	(0.445)	(0.352)	(0.424)	(0.405)
Net realized gain	(0.455)	(0.190)	(0.460)	(0.321)	(0.095)
Total dividends and distributions	(0.897)	(0.635)	(0.812)	(0.745)	(0.500)
Net asset value, end of period	$19.654	$17.508	$16.604	$15.194	$18.970
Total return[2]	17.43%	9.26%	14.82%	(15.88% )	11.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$418,003	$356,844	$318,829	$271,813	$305,640
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	2.27%	2.37%	2.24%	2.40%	1.84%
Portfolio turnover	12%	15%	9%	9%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-16

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.458	$16.558	$15.157	$18.923	$17.443
Income (loss) from investment operations:
Net investment income[1]	0.379	0.371	0.318	0.353	0.297
Net realized and unrealized gain (loss)	2.603	1.119	1.856	(3.415)	1.636
Total from investment operations	2.982	1.490	2.174	(3.062)	1.933
Less dividends and distributions from:
Net investment income	(0.394)	(0.400)	(0.313)	(0.383)	(0.358)
Net realized gain	(0.455)	(0.190)	(0.460)	(0.321)	(0.095)
Total dividends and distributions	(0.849)	(0.590)	(0.773)	(0.704)	(0.453)
Net asset value, end of period	$19.591	$17.458	$16.558	$15.157	$18.923
Total return[2]	17.14%	9.00%	14.54%	(16.09% )	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$272,674	$251,390	$241,397	$213,896	$268,538
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.02%	2.12%	1.99%	2.15%	1.59%
Portfolio turnover	12%	15%	9%	9%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-17

LVIP Structured Conservative Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.315	$11.026	$10.375	$12.915	$12.585
Income (loss) from investment operations:
Net investment income[1]	0.278	0.294	0.270	0.353	0.296
Net realized and unrealized gain (loss)	1.138	0.438	0.790	(2.084)	0.638
Total from investment operations	1.416	0.732	1.060	(1.731)	0.934
Less dividends and distributions from:
Net investment income	(0.321)	(0.349)	(0.289)	(0.440)	(0.497)
Net realized gain	(0.021)	(1.094)	(0.120)	(0.369)	(0.107)
Total dividends and distributions	(0.342)	(1.443)	(0.409)	(0.809)	(0.604)
Net asset value, end of period	$11.389	$10.315	$11.026	$10.375	$12.915
Total return[2]	13.72%	6.46%	10.27%	(13.30% )	7.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,513	$24,202	$22,898	$21,098	$24,304
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.24%
Ratio of net investment income to average net assets	2.54%	2.63%	2.51%	3.06%	2.24%
Portfolio turnover	10%	21%	30%	14%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-18

LVIP Structured Conservative Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.315	$11.026	$10.375	$12.913	$12.582
Income (loss) from investment operations:
Net investment income[1]	0.250	0.266	0.243	0.324	0.262
Net realized and unrealized gain (loss)	1.136	0.438	0.788	(2.082)	0.639
Total from investment operations	1.386	0.704	1.031	(1.758)	0.901
Less dividends and distributions from:
Net investment income	(0.291)	(0.321)	(0.260)	(0.411)	(0.463)
Net realized gain	(0.021)	(1.094)	(0.120)	(0.369)	(0.107)
Total dividends and distributions	(0.312)	(1.415)	(0.380)	(0.780)	(0.570)
Net asset value, end of period	$11.389	$10.315	$11.026	$10.375	$12.913
Total return[2]	13.44%	6.20%	9.99%	(13.52% )	7.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,712	$110,785	$119,199	$125,899	$161,937
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income to average net assets	2.29%	2.38%	2.26%	2.81%	1.99%
Portfolio turnover	10%	21%	30%	14%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-19

LVIP Structured Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.265	$12.275	$11.378	$14.372	$13.554
Income (loss) from investment operations:
Net investment income[1]	0.326	0.300	0.301	0.443	0.347
Net realized and unrealized gain (loss)	1.622	0.871	1.172	(2.359)	1.299
Total from investment operations	1.948	1.171	1.473	(1.916)	1.646
Less dividends and distributions from:
Net investment income	(0.326)	(0.403)	(0.314)	(0.572)	(0.696)
Net realized gain	(0.032)	(1.762)	(0.262)	(0.506)	(0.132)
Return of capital	—	(0.016)	—	—	—
Total dividends and distributions	(0.358)	(2.181)	(0.576)	(1.078)	(0.828)
Net asset value, end of period	$12.855	$11.265	$12.275	$11.378	$14.372
Total return[2]	17.28%	9.41%	13.09%	(13.15% )	12.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,292	$167,781	$152,040	$139,079	$156,805
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.20%
Ratio of net investment income to average net assets	2.69%	2.40%	2.53%	3.47%	2.38%
Portfolio turnover	17%	20%	41%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-20

LVIP Structured Moderate Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.256	$12.268	$11.372	$14.364	$13.546
Income (loss) from investment operations:
Net investment income[1]	0.294	0.269	0.271	0.411	0.310
Net realized and unrealized gain (loss)	1.618	0.870	1.170	(2.358)	1.297
Total from investment operations	1.912	1.139	1.441	(1.947)	1.607
Less dividends and distributions from:
Net investment income	(0.294)	(0.373)	(0.283)	(0.539)	(0.657)
Net realized gain	(0.032)	(1.762)	(0.262)	(0.506)	(0.132)
Return of capital	—	(0.016)	—	—	—
Total dividends and distributions	(0.326)	(2.151)	(0.545)	(1.045)	(0.789)
Net asset value, end of period	$12.842	$11.256	$12.268	$11.372	$14.364
Total return[2]	16.98%	9.14%	12.81%	(13.38% )	11.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$544,600	$520,642	$549,122	$562,606	$731,672
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.45%
Ratio of net investment income to average net assets	2.44%	2.15%	2.28%	3.22%	2.13%
Portfolio turnover	17%	20%	41%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-21

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.917	$12.973	$11.897	$14.994	$14.002
Income (loss) from investment operations:
Net investment income[1]	0.289	0.309	0.315	0.489	0.370
Net realized and unrealized gain (loss)	2.016	1.063	1.365	(2.487)	1.544
Total from investment operations	2.305	1.372	1.680	(1.998)	1.914
Less dividends and distributions from:
Net investment income	(0.341)	(0.411)	(0.324)	(0.635)	(0.786)
Net realized gain	(0.048)	(2.017)	(0.280)	(0.464)	(0.136)
Total dividends and distributions	(0.389)	(2.428)	(0.604)	(1.099)	(0.922)
Net asset value, end of period	$13.833	$11.917	$12.973	$11.897	$14.994
Total return[2]	19.33%	10.48%	14.27%	(13.13% )	13.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,779	$146,492	$143,276	$124,080	$140,459
Ratio of expenses to average net assets[3]	0.22%	0.21%	0.22%	0.21%	0.21%
Ratio of net investment income to average net assets	2.23%	2.33%	2.52%	3.68%	2.42%
Portfolio turnover	12%	16%	45%	13%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-22

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.904	$12.963	$11.890	$14.983	$13.993
Income (loss) from investment operations:
Net investment income[1]	0.255	0.275	0.283	0.456	0.331
Net realized and unrealized gain (loss)	2.012	1.062	1.361	(2.484)	1.541
Total from investment operations	2.267	1.337	1.644	(2.028)	1.872
Less dividends and distributions from:
Net investment income	(0.307)	(0.379)	(0.291)	(0.601)	(0.746)
Net realized gain	(0.048)	(2.017)	(0.280)	(0.464)	(0.136)
Total dividends and distributions	(0.355)	(2.396)	(0.571)	(1.065)	(0.882)
Net asset value, end of period	$13.816	$11.904	$12.963	$11.890	$14.983
Total return[2]	19.03%	10.21%	13.98%	(13.35% )	13.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$321,957	$307,968	$321,385	$318,469	$412,715
Ratio of expenses to average net assets[3]	0.47%	0.46%	0.47%	0.46%	0.46%
Ratio of net investment income to average net assets	1.98%	2.08%	2.27%	3.43%	2.17%
Portfolio turnover	12%	16%	45%	13%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-23

LVIP Allocation Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP Structured Conservative Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP Structured Moderate Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in
LVIP Allocation Funds-24

LVIP Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board of Trustees (the "Board") and LFI. Effective October 31, 2025, LFI has contractually agreed to reimburse the LVIP Structured Moderate Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.46% for the Service Class. This agreement will continue through at least October 31, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The reimbursement is accrued daily and received monthly.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LVIP SSGA Conservative Index Allocation Fund	$71,765	$67,205	$70,084	$209,054
LVIP Structured Moderate Allocation Fund	$—	$—	$5,225	$5,225
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LFI but has no management discretion over the Funds’ assets and LFI pays no compensation to SSGA under the consulting agreement.
LVIP Allocation Funds-25

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Administrative	$12,083	$53,856	$52,773	$11,101	$58,581	$38,583
Legal	2,008	8,962	8,787	1,839	9,840	6,415
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Printing and mailing	$1,096	$2,894	$2,883	$953	$4,568	$1,880
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Expense reimbursement receivable due from LFI	$7,499	$—	$—	$—	$5,225	$—
Management fees payable to LFI	19,431	88,268	87,713	17,035	107,850	63,000
Distribution fees payable to LFD	18,251	65,081	57,843	22,797	116,128	68,431
Printing and mailing fees payable to Lincoln Life	—	—	—	13	1,579	9
Shareholder servicing fees payable to Lincoln Life	3,757	17,065	16,958	3,293	20,851	12,180
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common
LVIP Allocation Funds-26

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2025, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$739,689	$1,631,960	$996,782	$260,960	$291,009	$387,456
Sales	511,535	863,893	632,055	380,598	1,391,889	527,885
Net realized gain	13,199	28,683	23,168	3,639	4,879	828
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2025, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.94%@
Equity Funds-22.13%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,303,207	$1,047,263	$778,926	$(6,377)	$(39,989)	$—	$4,525,178	351,088	$54,671	$309,244
✧✧LVIP SSGA S&P 500 Index Fund	24,319,220	3,852,438	4,705,362	342,155	2,313,990	—	26,122,441	775,055	263,046	1,228,230
✧✧LVIP SSGA Small-Cap Index Fund	2,865,875	588,222	648,580	30,558	169,822	—	3,005,897	86,346	24,397	152,922
Fixed Income Fund-49.64%@
✧✧LVIP SSGA Bond Index Fund	71,453,387	9,776,166	8,062,436	(987,605)	3,297,765	(2,343)	75,474,934	7,477,208	2,452,157	—
International Equity Fund-14.17%@
✧✧LVIP SSGA International Index Fund	20,047,078	1,676,611	5,149,074	856,868	4,113,116	—	21,544,599	1,623,068	679,024	—
Total	$122,988,767	$16,940,700	$19,344,378	$235,599	$9,854,704	$(2,343)	$130,673,049		$3,473,295	$1,690,396

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-83.89%@
Equity Funds-34.04%@
✧✧LVIP SSGA Mid-Cap Index Fund	$37,461,107	$9,059,678	$5,012,009	$(18,800)	$(319,697)	$—	$41,170,279	3,194,218	$490,024	$2,779,656
✧✧LVIP SSGA S&P 500 Index Fund	149,444,667	21,231,765	20,013,342	455,342	16,638,070	—	167,756,502	4,977,347	1,665,026	7,793,478
✧✧LVIP SSGA Small-Cap Index Fund	24,948,510	4,946,926	4,426,241	243,475	1,635,239	—	27,347,909	785,589	220,776	1,374,369
Fixed Income Fund-29.68%@
✧✧LVIP SSGA Bond Index Fund	186,606,059	26,835,852	13,531,377	(1,886,740)	7,994,726	(6,114)	206,012,406	20,409,392	6,591,616	—
International Equity Fund-20.17%@
✧✧LVIP SSGA International Index Fund	124,654,283	8,332,314	24,470,611	3,686,736	27,804,343	—	140,007,065	10,547,466	4,346,821	—
Total	$523,114,626	$70,406,535	$67,453,580	$2,480,013	$53,752,681	$(6,114)	$582,294,161		$13,314,263	$11,947,503

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP Allocation Funds-27

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.70%@
Equity Funds-37.92%@
✧✧LVIP SSGA Mid-Cap Index Fund	$42,637,789	$10,658,096	$5,250,073	$(56,646)	$(334,686)	$—	$47,654,480	3,697,298	$564,953	$3,166,645
✧✧LVIP SSGA S&P 500 Index Fund	157,945,380	22,210,215	17,922,457	336,623	17,739,148	—	180,308,909	5,349,778	1,782,921	8,245,580
✧✧LVIP SSGA Small-Cap Index Fund	30,424,389	6,130,163	4,933,489	194,401	2,100,603	—	33,916,067	974,264	274,294	1,680,023
Fixed Income Fund-24.66%@
✧✧LVIP SSGA Bond Index Fund	151,710,570	23,437,808	9,753,991	(1,491,921)	6,429,704	(4,949)	170,327,221	16,874,106	5,432,823	—
International Equity Fund-22.12%@
✧✧LVIP SSGA International Index Fund	133,772,744	8,620,037	23,449,136	2,699,454	31,155,303	—	152,798,402	11,511,104	4,727,457	—
Total	$516,490,872	$71,056,319	$61,309,146	$1,681,911	$57,090,072	$(4,949)	$585,005,079		$12,782,448	$13,092,248

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP Structured Conservative Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.13%@
Equity Funds-22.14%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$21,634,112	$2,663,405	$5,332,564	$680,453	$1,942,324	$—	$21,587,730	1,293,841	$208,739	$952,647
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,095,733	965,110	2,172,198	337,867	695,099	(15,700)	7,905,911	545,536	66,768	—
Fixed Income Fund-49.68%@
✧✧LVIP SSGA Bond Index Fund	67,507,072	7,512,190	11,046,963	(1,141,563)	3,358,178	(2,213)	66,186,701	6,557,034	2,155,769	—
International Equity Funds-18.31%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,344,081	358,692	1,638,078	205,701	1,262,294	(9,429)	5,523,261	548,487	145,097	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	18,954,275	1,169,866	6,384,967	917,088	4,218,870	(3,492)	18,871,640	1,801,072	619,760	105,328
Total	$121,535,273	$12,669,263	$26,574,770	$999,546	$11,476,765	$(30,834)	$120,075,243		$3,196,133	$1,057,975

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP Allocation Funds-28

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Moderate Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.14%@
Equity Funds-34.07%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$165,454,881	$50,307,554	$29,915,723	$2,372,376	$18,088,070	$—	$206,307,158	12,364,828	$1,944,849	$7,549,517
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	68,793,960	20,898,127	14,609,035	1,945,246	6,915,195	17,244	83,960,737	5,793,592	844,318	—
Fixed Income Fund-29.71%@
✧✧LVIP SSGA Bond Index Fund	206,510,524	66,629,579	25,668,234	(2,892,068)	8,485,413	901	253,066,115	25,070,945	8,123,733	—
International Equity Funds-26.36%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	40,869,993	10,759,850	10,082,522	842,893	10,375,946	12,745	52,778,905	5,241,202	1,435,121	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	138,055,303	33,550,120	37,751,272	4,792,749	33,123,535	3,299	171,773,734	16,393,752	5,575,035	942,722
Total	$619,684,661	$182,145,230	$118,026,786	$7,061,196	$76,988,159	$34,189	$767,886,649		$17,923,056	$8,492,239

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP Structured Moderately Aggressive Allocation Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.10%@
Equity Funds-37.98%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$118,381,590	$16,193,546	$19,798,141	$1,286,489	$13,439,973	$—	$129,503,457	7,761,669	$1,234,576	$5,484,793
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	54,522,524	7,702,708	10,975,110	1,343,173	5,883,985	(105,436)	58,371,844	4,027,867	495,628	—
Fixed Income Fund-24.69%@
✧✧LVIP SSGA Bond Index Fund	113,658,716	18,502,941	13,606,653	(1,525,926)	5,144,365	(3,715)	122,169,728	12,103,203	3,928,908	—
International Equity Funds-32.43%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	44,988,187	3,598,557	10,188,195	691,823	11,963,531	(79,024)	50,974,879	5,062,053	1,328,698	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	100,296,418	6,235,750	24,664,769	3,139,275	24,489,654	(18,384)	109,477,944	10,448,363	3,550,444	603,121
Total	$431,847,435	$52,233,502	$79,232,868	$4,934,834	$60,921,508	$(206,559)	$470,497,852		$10,538,254	$6,087,914

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP Allocation Funds-29

LVIP Allocation Funds
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$18,923,743	$82,510,526	$81,941,954	$14,024,742	$204,093,975	$55,629,855
Sales	22,084,450	80,090,624	75,800,717	28,471,234	125,157,643	81,448,165
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Cost of investments	$128,314,420	$515,376,341	$494,330,782	$123,880,645	$741,636,356	$408,609,627
Aggregate unrealized appreciation of investments	$27,667,300	$191,335,474	$205,801,079	$12,778,994	$124,196,770	$92,421,025
Aggregate unrealized depreciation of investments	(3,864,896)	(12,364,120)	(9,287,782)	(3,363,415)	(13,673,584)	(6,132,725)
Net unrealized appreciation of investments	$23,802,404	$178,971,354	$196,513,297	$9,415,579	$110,523,186	$86,288,300
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$130,673,049	$582,294,161	$585,005,079	$120,075,243	$767,886,649	$470,497,852
LVIP Allocation Funds-30

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Unaffiliated Investment Companies	$21,443,778	$112,053,534	$105,839,000	$13,220,981	$84,271,399	$24,400,072
Total Investments	$152,116,827	$694,347,695	$690,844,079	$133,296,224	$852,158,048	$494,897,924
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Year ended December 31, 2025
Ordinary income	$3,985,831	$17,004,541	$16,261,942	$3,641,212	$21,677,766	$12,710,795
Long-term capital gains	2,501,310	11,636,300	13,714,098	—	—	131,992
Total	$6,487,141	$28,640,841	$29,976,040	$3,641,212	$21,677,766	$12,842,787
Year ended December 31, 2024
Ordinary income	$3,834,698	$15,943,828	$15,114,344	$4,175,313	$22,605,783	$15,852,934
Long-term capital gains	760,335	5,580,134	5,741,279	12,967,024	93,097,408	64,215,696
Return of capital	—	—	—	—	916,824	—
Total	$4,595,033	$21,523,962	$20,855,623	$17,142,337	$116,620,015	$80,068,630
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Undistributed ordinary income	$48,351	$231,740	$68,523	$40,106	$132,280	$108,720
Undistributed long-term capital gains	2,435,886	14,644,974	14,588,912	1,620,207	12,252,661	8,087,160
Other temporary differences	1	(1)	—	2	—	1
Net unrealized appreciation	23,802,404	178,971,354	196,513,297	9,415,579	110,523,186	86,288,300
Distributable earnings/(accumulated loss)	$26,286,642	$193,848,067	$211,170,732	$11,075,894	$122,908,127	$94,484,181
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Funds had no capital loss carryforwards for federal income tax purposes.
LVIP Allocation Funds-31

LVIP Allocation Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
In 2025, the Funds utilized the following capital loss carryforwards:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Capital loss carryforward utilized	$—	$—	$—	$250,523	$—	$—
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	555,915	543,328	2,316,373	3,307,774	3,056,283	3,717,371
Service Class	598,064	868,155	1,696,255	1,554,252	1,312,637	1,417,578
Shares reinvested:
Standard Class	198,712	143,593	889,244	722,263	935,984	710,778
Service Class	244,568	194,520	676,048	573,707	590,165	472,203
Shares from merger:
Standard Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
	1,597,259	1,749,596	5,577,920	6,157,996	5,895,069	6,317,930
Shares redeemed:
Standard Class	(537,013)	(542,906)	(2,463,465)	(3,334,490)	(3,105,794)	(3,248,436)
Service Class	(1,214,770)	(1,273,184)	(2,905,167)	(2,823,039)	(2,384,714)	(2,068,475)
	(1,751,783)	(1,816,090)	(5,368,632)	(6,157,529)	(5,490,508)	(5,316,911)
Net increase (decrease)	(154,524)	(66,494)	209,288	467	404,561	1,001,019

	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	266,719	270,044	3,639,272	2,727,705	1,812,386	2,145,473
Service Class	575,459	942,404	1,717,636	1,467,767	1,645,072	983,707
Shares reinvested:
Standard Class	67,515	285,756	629,791	2,391,169	340,346	2,063,587
Service Class	251,257	1,314,974	1,049,289	7,608,372	584,452	4,438,324
Shares from merger:
Standard Class	—	—	7,109,702	—	—	—
Service Class	—	—	2,399,190	—	—	—
	1,160,950	2,813,178	16,544,880	14,195,013	4,382,256	9,631,091
Shares redeemed:
Standard Class	(352,534)	(286,274)	(2,368,030)	(2,610,966)	(1,954,790)	(2,960,640)
Service Class	(2,197,278)	(2,327,551)	(9,015,814)	(7,580,377)	(4,796,547)	(4,343,523)
	(2,549,812)	(2,613,825)	(11,383,844)	(10,191,343)	(6,751,337)	(7,304,163)
Net increase (decrease)	(1,388,862)	199,353	5,161,036	4,003,670	(2,369,081)	2,326,928
LVIP Allocation Funds-32

LVIP Allocation Funds
Notes to Financial Statements (continued)
7.  Fund Merger
As of the close of business on October 31, 2025, the LVIP Structured Moderate Allocation Fund (“Acquiring Fund”) acquired all of the assets and liabilities of the LVIP Macquarie Wealth Builder Fund(“Acquired Fund”), an open-end investment company, in exchange for the shares of the Acquiring Fund pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization,as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	9,300,962	Standard Class	7,109,702	$92,714,987	0.764
Acquired Fund - Service Class	3,141,785	Service Class	2,399,190	31,196,751	0.764
The net assets of the Acquiring Fund before the acquisition were $724,644,110. The net assets of the Acquiring Fund immediately following the acquisition were $848,555,848.
If the acquisition had been completed on January 1, 2025, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, would have been as follows (unaudited):
Net investment income (loss)	$20,663,286 (a)
Net realized gain (loss)	39,963,588 (b)
Net change in unrealized appreciation (depreciation)	91,814,295 (c)
Net increase in net assets resulting from operations	$152,441,169

(a)	$18,046,104, as reported in the Statements of Changes in Net Assets, plus $2,617,182 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$15,643,295, as reported in the Statements of Changes in Net Assets, plus $24,320,293 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$78,483,338, as reported in the Statements of Changes in Net Assets, plus $13,330,957 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statements of Changes in Net Assets since November 3, 2025.
8. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Allocation Funds-33

LVIP Allocation Funds
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Allocation Funds-34

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund,  LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund (collectively referred to as the “Funds”) (six of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Allocation Funds–35

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Bond Index Fund

LVIP SSGA Bond Index Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.71%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K067 Class AM 3.28% 8/25/27	800,000	$791,430
♦•Series K069 Class A2 3.19% 9/25/27	1,359,592	1,345,133
♦Series K072 Class A2 3.44% 12/25/27	1,270,000	1,261,704
♦Series K089 Class A2 3.56% 1/25/29	714,286	707,792
♦Series K098 Class A2 2.43% 8/25/29	350,000	334,699
♦Series K102 Class A2 2.54% 10/25/29	1,000,000	956,243
♦Series K105 Class A2 1.87% 1/25/30	250,000	231,571
♦Series K108 Class A2 1.52% 3/25/30	222,222	201,407
♦Series K109 Class A2 1.56% 4/25/30	200,000	181,257
♦Series K110 Class A2 1.48% 4/25/30	160,714	145,656
♦Series K111 Class A2 1.35% 5/25/30	600,000	537,773
♦Series K113 Class A2 1.34% 6/25/30	500,000	447,771
♦Series K115 Class A2 1.38% 6/25/30	2,383,333	2,132,733
♦Series K117 Class A2 1.41% 8/25/30	750,000	672,127
♦Series K121 Class A2 1.55% 10/25/30	400,000	356,591
♦Series K123 Class A2 1.62% 12/25/30	350,000	312,543
♦Series K126 Class A2 2.07% 1/25/31	400,000	366,364
♦Series K140 Class A2 2.25% 1/25/32	1,000,000	896,302
♦Series K-1515 Class A2 1.94% 2/25/35	351,000	285,945
♦Series K-1519 Class A2 2.01% 12/25/35	250,000	200,280
♦•Series K-159 Class A2 4.50% 7/25/33	487,500	489,967
♦Series K741 Class A2 1.60% 12/25/27	382,692	366,732
♦Series K752 Class A2 4.28% 7/25/30	500,000	504,918
Federal National Mortgage Association-ACES
•Series 2017-M15 Class ATS2 3.16% 11/25/27	380,571	376,840
•Series 2017-M3 Class A2 2.48% 12/25/26	11,786	11,624
•Series 2017-M8 Class A2 3.06% 5/25/27	222,149	219,933
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES (continued)
•Series 2018-M1 Class A2 2.98% 12/25/27	110,431	$108,950
Series 2020-M42 Class A2 1.27% 7/25/30	960,000	852,118
•Series 2020-M53 Class A2 1.68% 11/25/32	1,000,000	841,826
Series 2020-M8 Class A2 1.82% 2/25/30	131,981	120,617
•Series 2021-M1 Class A2 1.39% 11/25/30	131,250	115,728
•Series 2022-M1 Class A2 1.67% 10/25/31	500,000	435,323
•Series 2022-M13 Class A2 2.59% 6/25/32	500,000	455,481
•Series 2022-M3 Class A2 1.71% 11/25/31	1,000,000	864,046
Total Agency Commercial Mortgage-Backed Securities (Cost $19,651,510)		18,129,424
AGENCY MORTGAGE-BACKED SECURITIES–24.13%
Federal Home Loan Mortgage Corp.
1.50% 2/1/37	3,275,436	2,964,710
1.50% 2/1/51	5,691,407	4,406,343
1.50% 10/1/51	2,492,934	1,923,444
1.50% 11/1/51	2,439,226	1,883,522
2.00% 2/1/37	1,493,349	1,383,248
2.00% 10/1/50	4,962,701	4,051,575
2.00% 11/1/50	5,529,263	4,512,967
2.00% 1/1/51	5,021,736	4,098,726
2.00% 2/1/51	6,785,530	5,534,084
2.00% 11/1/51	9,495,380	7,708,591
2.00% 2/1/52	7,402,499	6,003,706
2.00% 3/1/52	4,813,697	3,903,326
2.50% 4/1/28	7,145	7,053
2.50% 7/1/28	34,948	34,470
2.50% 9/1/28	192,309	189,369
2.50% 10/1/28	226,221	222,685
2.50% 1/1/31	281,264	273,357
2.50% 5/1/31	110,909	107,584
2.50% 6/1/31	406,462	394,590
2.50% 12/1/31	444,198	430,714
2.50% 12/1/32	288,087	277,971
2.50% 1/1/42	1,033,904	928,597
2.50% 6/1/42	360,812	324,510
2.50% 7/1/50	4,117,347	3,519,049
2.50% 8/1/50	3,309,553	2,824,684
2.50% 10/1/50	3,648,818	3,113,526
2.50% 11/1/50	3,375,733	2,880,444
2.50% 6/1/51	3,277,157	2,772,095
2.50% 9/1/51	4,626,377	3,924,284
2.50% 10/1/51	3,466,057	2,952,768
2.50% 11/1/51	4,780,179	4,070,803
2.50% 12/1/51	5,526,545	4,705,530
LVIP SSGA Bond Index Fund-1

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 4/1/52	21,358	$18,240
3.00% 11/1/26	52,738	52,448
3.00% 2/1/27	6,490	6,445
3.00% 4/1/27	16,743	16,620
3.00% 11/1/27	7,253	7,207
3.00% 2/1/29	120,620	119,174
3.00% 4/1/30	344,441	339,454
3.00% 12/1/30	439,294	431,615
3.00% 5/1/31	214,961	210,934
3.00% 2/1/32	221,896	217,341
3.00% 5/1/32	131,896	129,034
3.00% 11/1/32	247,412	241,729
3.00% 4/1/36	319,767	305,987
3.00% 2/1/37	271,664	258,563
3.00% 5/1/42	592,214	553,307
3.00% 10/1/42	533,002	493,494
3.00% 1/1/43	1,325,840	1,227,225
3.00% 4/1/43	811,504	751,496
3.00% 7/1/43	328,532	303,872
3.00% 8/1/43	136,876	126,595
3.00% 10/1/43	502,457	464,748
3.00% 4/1/46	281,956	256,826
3.00% 7/1/46	2,147,713	1,960,836
3.00% 11/1/46	773,089	702,185
3.00% 1/1/47	960,674	868,800
3.00% 2/1/47	798,495	724,638
3.00% 12/1/47	81,093	73,281
3.00% 10/1/49	576,115	516,495
3.00% 1/1/50	1,712,980	1,534,648
3.00% 2/1/50	2,220,428	1,988,556
3.00% 4/1/50	1,210,258	1,083,122
3.00% 2/1/52	2,040,984	1,816,846
3.00% 3/1/52	1,894,857	1,679,571
3.00% 8/1/52	560,585	496,747
3.50% 3/1/26	2,567	2,562
3.50% 10/1/27	23,963	23,878
3.50% 2/1/30	28,103	27,904
3.50% 4/1/32	96,721	95,906
3.50% 7/1/38	457,174	444,580
3.50% 10/1/41	536,718	516,651
3.50% 2/1/42	365,677	351,554
3.50% 5/1/42	454,018	435,077
3.50% 10/1/42	462,962	442,215
3.50% 2/1/43	442,808	426,805
3.50% 5/1/43	340,317	324,712
3.50% 8/1/43	770,673	735,016
3.50% 2/1/44	162,982	155,404
3.50% 3/1/44	12,579	11,987
3.50% 6/1/44	170,689	162,576
3.50% 8/1/44	199,209	188,550
3.50% 11/1/44	350,286	333,274
3.50% 1/1/45	447,487	425,616
3.50% 7/1/45	607,902	577,814
3.50% 12/1/45	266,915	253,786
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50% 3/1/46	298,479	$282,966
3.50% 5/1/46	218,897	207,317
3.50% 6/1/46	502,139	475,262
3.50% 2/1/47	502,088	473,148
3.50% 3/1/47	275,679	260,498
3.50% 10/1/47	195,917	184,696
3.50% 11/1/47	287,442	269,567
3.50% 2/1/48	615,598	577,685
3.50% 5/1/48	245,378	230,506
3.50% 8/1/49	160,113	149,648
3.50% 9/1/49	1,405,328	1,326,634
3.50% 12/1/49	620,446	579,708
3.50% 3/1/50	180,332	168,375
3.50% 9/1/52	2,085,005	1,932,314
4.00% 4/1/26	2,488	2,484
4.00% 5/1/39	40,787	40,335
4.00% 2/1/40	18,198	17,902
4.00% 5/1/40	12,711	12,498
4.00% 8/1/40	7,819	7,688
4.00% 9/1/40	40,808	40,017
4.00% 10/1/40	212,654	208,726
4.00% 11/1/40	411,140	402,955
4.00% 12/1/40	298,201	292,741
4.00% 2/1/41	257,684	252,632
4.00% 12/1/41	338,750	330,727
4.00% 1/1/42	25,146	24,619
4.00% 3/1/42	24,579	23,862
4.00% 4/1/42	402,762	394,448
4.00% 6/1/42	1,943	1,903
4.00% 5/1/44	447,259	435,291
4.00% 9/1/44	133,403	129,464
4.00% 10/1/45	215,596	208,875
4.00% 11/1/45	89,119	86,331
4.00% 1/1/46	249,986	242,141
4.00% 2/1/46	202,183	194,193
4.00% 2/1/47	118,253	114,468
4.00% 9/1/47	880,107	851,795
4.00% 11/1/47	119,844	116,292
4.00% 12/1/47	258,007	249,654
4.00% 1/1/48	122,568	119,111
4.00% 5/1/48	492,809	477,996
4.00% 7/1/48	148,566	143,733
4.00% 10/1/48	225,912	218,434
4.00% 3/1/49	240,711	232,523
4.00% 11/1/49	578,130	555,854
4.00% 10/1/52	1,422,737	1,357,795
4.50% 2/1/39	10,802	10,901
4.50% 4/1/39	7,130	7,200
4.50% 5/1/39	19,559	19,751
4.50% 6/1/39	122,239	123,440
4.50% 7/1/39	18,082	18,242
4.50% 9/1/39	169,805	171,473
4.50% 10/1/39	96,023	96,779
4.50% 1/1/40	368,346	371,965
LVIP SSGA Bond Index Fund-2

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50% 2/1/40	195,709	$197,632
4.50% 7/1/40	27,805	28,049
4.50% 8/1/40	16,911	16,757
4.50% 9/1/40	174,866	176,261
4.50% 2/1/41	404,550	407,712
4.50% 3/1/41	96,183	96,940
4.50% 9/1/41	122,011	122,947
4.50% 3/1/44	67,823	67,918
4.50% 7/1/45	232,661	234,517
4.50% 4/1/47	60,627	60,337
4.50% 9/1/47	137,903	137,129
4.50% 12/1/47	64,660	64,297
4.50% 6/1/48	178,102	176,912
4.50% 8/1/48	300,906	299,157
4.50% 3/1/49	317,334	314,775
4.50% 6/1/49	402,751	399,105
4.50% 10/1/52	533,497	522,886
4.50% 12/1/52	1,934,672	1,907,550
4.50% 5/1/53	251,352	246,157
5.00% 10/1/34	31,835	32,052
5.00% 2/1/35	11,520	11,586
5.00% 8/1/35	12,960	13,310
5.00% 10/1/35	6,746	6,935
5.00% 11/1/35	2,298	2,358
5.00% 12/1/35	22,187	22,818
5.00% 2/1/37	16,618	16,948
5.00% 12/1/37	86,290	88,835
5.00% 1/1/38	1,214	1,250
5.00% 4/1/38	759	781
5.00% 6/1/38	33,214	34,194
5.00% 7/1/38	4,251	4,377
5.00% 9/1/38	1,695	1,745
5.00% 10/1/38	32,676	33,640
5.00% 12/1/38	28,199	29,030
5.00% 1/1/39	8,387	8,634
5.00% 2/1/39	145,334	149,622
5.00% 3/1/39	328,386	338,079
5.00% 8/1/39	31,714	32,650
5.00% 9/1/39	106,769	109,922
5.00% 1/1/40	91,598	94,303
5.00% 4/1/40	645,865	654,260
5.00% 5/1/40	32,972	33,916
5.00% 6/1/40	145,624	149,553
5.00% 9/1/40	22,036	22,687
5.00% 3/1/41	64,291	66,093
5.00% 9/1/48	47,786	48,599
5.00% 11/1/48	92,609	93,828
5.00% 9/1/52	1,291,672	1,295,658
5.00% 10/1/52	716,493	721,557
5.00% 12/1/52	1,158,331	1,169,813
5.00% 2/1/53	2,821,676	2,825,437
5.00% 7/1/53	2,988,690	2,990,825
5.00% 11/1/54	1,850,330	1,845,737
5.00% 1/1/55	2,351,755	2,346,644
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50% 8/1/33	6,452	$6,548
5.50% 6/1/34	17,400	17,889
5.50% 6/1/35	13,399	13,991
5.50% 11/1/35	15,334	15,885
5.50% 1/1/37	7,688	8,023
5.50% 5/1/37	11,314	11,843
5.50% 7/1/37	4,780	4,921
5.50% 1/1/38	49,638	51,957
5.50% 2/1/38	12,896	13,463
5.50% 5/1/38	154,511	161,177
5.50% 6/1/38	3,454	3,605
5.50% 8/1/38	11,612	12,134
5.50% 12/1/38	5,366	5,535
5.50% 8/1/39	30,913	32,246
5.50% 12/1/39	81,094	83,804
5.50% 3/1/40	76,133	79,414
5.50% 4/1/40	156,639	163,914
5.50% 5/1/40	50,304	52,518
5.50% 6/1/41	15,292	15,951
5.50% 12/1/52	383,482	395,946
5.50% 7/1/53	2,173,400	2,210,192
5.50% 3/1/54	3,456,476	3,507,694
5.50% 11/1/54	5,755,020	5,836,767
5.50% 9/1/55	2,451,944	2,506,693
5.50% 10/1/55	3,863,468	3,918,351
6.00% 11/1/28	870	893
6.00% 7/1/33	1,280	1,314
6.00% 8/1/36	3,460	3,652
6.00% 11/1/36	11,997	12,499
6.00% 4/1/37	119	124
6.00% 5/1/37	13,047	13,815
6.00% 8/1/37	25,489	26,846
6.00% 9/1/37	18,657	19,725
6.00% 10/1/37	7,250	7,515
6.00% 11/1/37	39,626	41,950
6.00% 12/1/37	4,853	5,077
6.00% 1/1/38	18,922	20,036
6.00% 4/1/38	3,033	3,200
6.00% 6/1/38	5,931	6,261
6.00% 7/1/38	8,246	8,682
6.00% 8/1/38	5,595	5,918
6.00% 9/1/38	6,360	6,723
6.00% 10/1/38	9,464	9,904
6.00% 3/1/39	6,324	6,690
6.00% 5/1/40	162,929	172,473
6.00% 7/1/40	194,992	206,412
6.00% 2/1/53	1,458,261	1,503,351
6.00% 6/1/53	386,135	400,092
6.00% 8/1/53	1,269,274	1,305,597
6.00% 9/1/53	1,106,766	1,152,022
6.00% 11/1/53	2,513,256	2,584,429
6.00% 12/1/53	488,424	502,562
6.00% 6/1/54	933,971	958,996
6.00% 8/1/54	5,141,896	5,279,677
LVIP SSGA Bond Index Fund-3

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00% 9/1/54	2,704,802	$2,777,280
6.00% 6/1/55	2,021,552	2,076,323
6.00% 8/1/55	6,103,294	6,266,790
6.50% 11/1/36	31,263	32,987
6.50% 8/1/37	15,323	16,011
6.50% 10/1/37	5,208	5,545
6.50% 4/1/39	20,477	21,797
6.50% 10/1/53	1,874,920	1,949,960
6.50% 12/1/53	2,239,872	2,352,211
6.50% 1/1/54	1,169,904	1,215,663
6.50% 6/1/55	1,221,064	1,268,399
7.00% 1/1/54	558,016	586,731
Federal National Mortgage Association
1.50% 7/1/36	2,989,483	2,710,174
1.50% 3/1/37	5,038,631	4,561,155
1.50% 12/1/41	2,202,463	1,857,252
1.50% 11/1/51	3,902,925	3,017,469
2.00% 9/1/35	1,658,641	1,539,522
2.00% 11/1/35	2,902,090	2,691,079
2.00% 12/1/35	2,080,079	1,930,662
2.00% 2/1/36	1,875,118	1,736,918
2.00% 6/1/36	3,412,716	3,161,109
2.00% 12/1/36	3,358,129	3,110,456
2.00% 5/1/37	1,082,839	1,002,324
2.00% 8/1/40	485,919	431,890
2.00% 10/1/40	549,935	487,816
2.00% 11/1/40	3,918,301	3,444,005
2.00% 1/1/41	1,800,659	1,574,413
2.00% 11/1/41	2,091,132	1,794,266
2.00% 8/1/50	10,009,856	8,203,359
2.00% 1/1/51	5,044,793	4,116,493
2.00% 2/1/51	5,188,035	4,230,134
2.00% 4/1/51	6,735,465	5,486,963
2.00% 7/1/51	8,546,018	6,952,776
2.00% 9/1/51	3,038,639	2,469,681
2.00% 10/1/51	8,627,359	7,006,596
2.00% 11/1/51	6,346,571	5,152,306
2.00% 1/1/52	6,330,680	5,135,431
2.00% 3/1/52	4,411,443	3,576,460
2.50% 10/1/27	57,862	57,147
2.50% 3/1/28	102,820	101,386
2.50% 4/1/28	214,051	210,983
2.50% 7/1/28	54,255	53,379
2.50% 9/1/28	86,906	85,502
2.50% 10/1/28	44,599	43,925
2.50% 2/1/30	207,103	202,019
2.50% 5/1/30	85,274	83,104
2.50% 7/1/31	265,414	257,369
2.50% 10/1/31	284,280	275,251
2.50% 6/1/32	725,771	703,510
2.50% 12/1/32	310,558	299,364
2.50% 2/1/35	1,347,021	1,287,415
2.50% 8/1/35	675,179	641,130
2.50% 2/1/40	324,749	296,383
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 6/1/40	342,701	$312,100
2.50% 8/1/40	807,953	735,029
2.50% 4/1/41	259,633	233,609
2.50% 11/1/49	3,799,939	3,252,806
2.50% 4/1/51	9,453,856	8,061,074
2.50% 7/1/51	4,281,339	3,649,991
2.50% 8/1/51	5,567,193	4,741,874
2.50% 9/1/51	1,494,435	1,272,891
2.50% 10/1/51	6,860,304	5,842,246
2.50% 1/1/52	4,094,204	3,534,166
2.50% 3/1/52	6,772,439	5,741,033
3.00% 11/1/26	46,262	45,980
3.00% 6/1/27	18,301	18,155
3.00% 8/1/27	40,368	40,036
3.00% 9/1/27	158,134	156,795
3.00% 10/1/27	27,848	27,574
3.00% 12/1/27	9,553	9,451
3.00% 8/1/29	227,171	223,991
3.00% 4/1/30	141,496	139,294
3.00% 5/1/30	133,894	132,644
3.00% 6/1/30	190,798	187,802
3.00% 12/1/30	158,020	155,324
3.00% 10/1/32	228,670	223,278
3.00% 11/1/34	193,476	185,183
3.00% 12/1/34	131,249	125,625
3.00% 2/1/35	263,225	251,638
3.00% 3/1/36	117,887	111,756
3.00% 11/1/36	570,614	543,429
3.00% 9/1/37	307,103	291,029
3.00% 9/1/42	324,186	298,948
3.00% 10/1/42	790,589	730,753
3.00% 11/1/42	517,089	478,204
3.00% 12/1/42	526,101	486,539
3.00% 1/1/43	380,318	351,721
3.00% 4/1/43	496,739	459,154
3.00% 6/1/43	1,388,863	1,283,152
3.00% 7/1/43	790,901	730,727
3.00% 9/1/45	535,150	491,213
3.00% 11/1/45	99,765	91,079
3.00% 10/1/46	775,770	703,988
3.00% 11/1/46	853,404	774,438
3.00% 12/1/46	876,525	796,413
3.00% 1/1/47	794,636	718,052
3.00% 9/1/47	303,282	272,886
3.00% 2/1/48	1,022,911	931,039
3.00% 12/1/49	4,045,633	3,606,031
3.00% 2/1/50	1,764,412	1,590,132
3.00% 7/1/50	1,571,304	1,404,288
3.00% 1/1/51	3,518,622	3,189,870
3.00% 2/1/52	1,696,507	1,518,881
3.00% 5/1/52	2,002,406	1,774,639
3.50% 12/1/26	16,122	16,037
3.50% 10/1/29	214,893	213,542
3.50% 4/1/32	89,512	88,681
LVIP SSGA Bond Index Fund-4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 7/1/32	55,587	$55,063
3.50% 6/1/33	138,953	137,374
3.50% 7/1/34	763,511	747,047
3.50% 2/1/37	348,036	337,474
3.50% 10/1/40	139,558	135,197
3.50% 12/1/40	83,955	80,897
3.50% 2/1/41	133,166	128,371
3.50% 8/1/42	145,151	138,755
3.50% 9/1/42	417,945	399,529
3.50% 10/1/42	863,274	823,381
3.50% 11/1/42	222,934	215,086
3.50% 1/1/43	719,621	685,753
3.50% 2/1/43	122,439	116,753
3.50% 7/1/43	1,017,016	969,261
3.50% 10/1/44	401,918	382,370
3.50% 1/1/45	246,003	234,771
3.50% 5/1/45	499,375	474,106
3.50% 8/1/45	601,720	571,083
3.50% 11/1/45	733,494	695,146
3.50% 2/1/46	1,442,973	1,365,896
3.50% 5/1/46	308,413	291,852
3.50% 6/1/46	126,110	119,707
3.50% 2/1/47	421,085	397,432
3.50% 3/1/47	284,420	268,191
3.50% 5/1/47	542,232	513,964
3.50% 7/1/47	1,099,747	1,049,431
3.50% 9/1/47	263,915	248,654
3.50% 12/1/47	544,938	510,327
3.50% 1/1/48	644,314	605,626
3.50% 2/1/48	365,279	342,667
3.50% 6/1/48	667,938	625,975
3.50% 11/1/48	504,397	479,252
3.50% 6/1/49	1,813,168	1,704,205
3.50% 8/1/49	1,792,656	1,674,813
3.50% 6/1/50	464,093	433,272
3.50% 5/1/52	456,322	427,901
4.00% 1/1/26	5	5
4.00% 3/1/26	1,216	1,212
4.00% 5/1/26	33	33
4.00% 7/1/26	192	191
4.00% 3/1/31	5,710	5,696
4.00% 9/1/35	70,663	69,967
4.00% 10/1/35	110,727	109,560
4.00% 1/1/37	170,307	167,730
4.00% 1/1/38	195,731	193,313
4.00% 1/1/39	8,173	8,082
4.00% 2/1/39	8,234	8,137
4.00% 3/1/39	455	450
4.00% 4/1/39	31,205	30,823
4.00% 6/1/39	26,444	25,997
4.00% 8/1/39	97,838	96,573
4.00% 9/1/39	132,063	130,410
4.00% 11/1/39	7,625	7,526
4.00% 12/1/39	150,388	148,350
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 1/1/40	48,978	$48,211
4.00% 5/1/40	73,648	72,457
4.00% 8/1/40	21,429	20,968
4.00% 9/1/40	28,813	28,308
4.00% 10/1/40	126,826	124,181
4.00% 11/1/40	181,024	177,310
4.00% 12/1/40	289,889	283,876
4.00% 1/1/41	520,625	509,729
4.00% 2/1/41	191,590	187,751
4.00% 3/1/41	3,161	3,091
4.00% 4/1/41	59,542	58,269
4.00% 5/1/41	332,505	325,363
4.00% 9/1/41	58,160	56,886
4.00% 10/1/41	25,180	24,637
4.00% 11/1/41	66,794	65,345
4.00% 12/1/41	2,143	2,097
4.00% 1/1/42	2,192	2,145
4.00% 10/1/43	865,392	845,154
4.00% 12/1/43	216,180	211,021
4.00% 7/1/44	277,904	269,573
4.00% 9/1/44	292,995	284,009
4.00% 10/1/44	423,590	411,052
4.00% 3/1/45	426,894	409,546
4.00% 7/1/45	435,922	421,923
4.00% 9/1/45	613,564	594,029
4.00% 4/1/46	230,475	223,097
4.00% 7/1/46	99,691	96,386
4.00% 11/1/46	800,964	774,411
4.00% 4/1/47	439,769	425,293
4.00% 9/1/47	226,888	219,341
4.00% 1/1/48	260,339	251,611
4.00% 2/1/48	556,957	538,257
4.00% 5/1/48	136,052	131,201
4.00% 6/1/48	1,133,119	1,094,838
4.00% 7/1/48	330,658	319,556
4.00% 5/1/49	510,075	491,900
4.00% 8/1/49	1,538,212	1,483,642
4.00% 7/1/52	1,006,347	964,416
4.00% 8/1/52	1,402,495	1,347,746
4.00% 10/1/52	3,100,680	2,954,585
4.50% 8/1/33	3,199	3,205
4.50% 1/1/34	2,025	2,019
4.50% 9/1/35	10,387	10,477
4.50% 2/1/38	366	369
4.50% 4/1/38	11,501	11,489
4.50% 5/1/38	191,886	192,232
4.50% 7/1/38	10,698	10,790
4.50% 11/1/38	19,680	19,850
4.50% 2/1/39	59,901	60,416
4.50% 3/1/39	39,414	39,755
4.50% 4/1/39	198,318	199,989
4.50% 5/1/39	111,925	112,893
4.50% 6/1/39	19,414	19,517
4.50% 7/1/39	66,661	67,226
LVIP SSGA Bond Index Fund-5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 9/1/39	60,062	$60,581
4.50% 11/1/39	321,587	321,773
4.50% 1/1/40	159,199	160,575
4.50% 2/1/40	287,107	289,568
4.50% 5/1/40	126,574	127,266
4.50% 6/1/40	85,591	86,305
4.50% 8/1/40	25,473	25,669
4.50% 9/1/40	73,986	74,501
4.50% 10/1/40	400,173	402,888
4.50% 11/1/40	59,826	59,615
4.50% 2/1/41	224,978	226,641
4.50% 4/1/41	5,478	5,455
4.50% 5/1/41	378,788	380,643
4.50% 1/1/42	464,299	467,122
4.50% 9/1/43	202,568	202,696
4.50% 10/1/44	38,442	38,562
4.50% 9/1/47	283,074	281,153
4.50% 11/1/47	261,748	259,014
4.50% 8/1/48	511,657	507,752
4.50% 11/1/48	299,179	296,841
4.50% 12/1/48	359,598	356,564
4.50% 7/1/52	1,564,951	1,540,804
4.50% 8/1/52	4,715,881	4,623,056
4.50% 2/1/53	479,166	473,076
4.50% 3/1/53	796,621	779,542
5.00% 9/1/33	21,662	22,002
5.00% 4/1/34	89,414	90,814
5.00% 7/1/34	56,206	56,996
5.00% 11/1/34	26,961	27,117
5.00% 4/1/35	16,405	16,828
5.00% 6/1/35	29,966	30,601
5.00% 7/1/35	331,835	337,022
5.00% 9/1/35	7,970	8,168
5.00% 10/1/35	21,065	21,624
5.00% 12/1/35	101,199	103,873
5.00% 2/1/36	227,112	233,253
5.00% 3/1/36	12,744	13,081
5.00% 11/1/36	4,942	5,019
5.00% 4/1/38	25,783	26,511
5.00% 7/1/38	1,783	1,804
5.00% 8/1/39	75,706	77,945
5.00% 12/1/39	25,910	26,645
5.00% 1/1/40	94,030	96,605
5.00% 7/1/40	184,298	189,432
5.00% 9/1/40	59,841	61,537
5.00% 6/1/41	111,947	115,121
5.00% 10/1/52	462,599	465,696
5.00% 4/1/53	406,020	406,562
5.00% 6/1/53	2,426,803	2,431,915
5.00% 10/1/53	1,416,218	1,416,135
5.00% 5/1/54	1,337,208	1,333,985
5.00% 11/1/54	1,437,451	1,434,402
5.00% 11/1/55	1,991,955	1,987,010
5.50% 11/1/33	7,100	7,354
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.50% 1/1/34	12,852	$13,191
5.50% 5/1/34	25,304	26,081
5.50% 7/1/34	13,595	13,784
5.50% 10/1/34	32,738	34,187
5.50% 9/1/35	18,886	19,746
5.50% 10/1/35	4,655	4,851
5.50% 12/1/35	18,076	18,899
5.50% 1/1/36	90,458	94,575
5.50% 4/1/36	173,905	181,822
5.50% 8/1/36	65,568	68,555
5.50% 1/1/37	32,788	33,927
5.50% 3/1/37	13,122	13,679
5.50% 5/1/37	20,481	21,385
5.50% 6/1/37	5,095	5,283
5.50% 8/1/37	7,833	8,189
5.50% 11/1/37	443	463
5.50% 12/1/37	67	68
5.50% 1/1/38	304,803	317,952
5.50% 2/1/38	6,879	7,143
5.50% 5/1/38	33,234	34,688
5.50% 6/1/38	1,851	1,935
5.50% 7/1/38	11,997	12,516
5.50% 10/1/38	6,701	6,990
5.50% 1/1/39	36,244	37,749
5.50% 5/1/39	62,677	65,438
5.50% 6/1/39	61,794	64,459
5.50% 10/1/39	26,949	28,103
5.50% 7/1/41	53,290	55,621
5.50% 12/1/52	525,087	539,299
5.50% 2/1/53	1,316,447	1,342,266
5.50% 5/1/53	1,874,926	1,907,963
5.50% 7/1/53	730,799	750,153
5.50% 9/1/53	2,721,926	2,766,748
5.50% 10/1/53	2,677,348	2,722,053
5.50% 8/1/54	2,130,966	2,161,998
5.50% 12/1/54	906,107	918,978
5.50% 2/1/55	5,070,463	5,142,487
6.00% 12/1/35	17,836	18,671
6.00% 2/1/36	6,708	7,094
6.00% 6/1/36	6,820	7,213
6.00% 7/1/36	20,597	21,678
6.00% 8/1/36	13,287	14,052
6.00% 9/1/36	16,487	17,242
6.00% 10/1/36	7,411	7,768
6.00% 11/1/36	1,225	1,289
6.00% 1/1/37	16,728	17,690
6.00% 2/1/37	49,881	52,753
6.00% 3/1/37	13,875	14,419
6.00% 5/1/37	19,479	20,602
6.00% 6/1/37	13,984	14,812
6.00% 8/1/37	18,816	19,901
6.00% 9/1/37	42,065	44,490
6.00% 10/1/37	35,252	37,285
6.00% 11/1/37	15,414	16,257
LVIP SSGA Bond Index Fund-6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
6.00% 1/1/38	5,037	$5,333
6.00% 4/1/38	1,364	1,425
6.00% 5/1/38	19,584	20,714
6.00% 6/1/38	10,425	10,913
6.00% 8/1/38	13,406	13,960
6.00% 9/1/38	11,266	11,740
6.00% 10/1/38	3,950	4,136
6.00% 11/1/38	4,904	5,156
6.00% 12/1/38	97,527	103,150
6.00% 4/1/40	71,529	75,655
6.00% 6/1/40	126,438	133,725
6.00% 1/1/53	929,335	955,805
6.00% 5/1/53	841,874	868,656
6.00% 7/1/53	734,083	764,064
6.00% 5/1/54	2,181,610	2,240,066
6.00% 9/1/54	2,285,830	2,347,081
6.00% 11/1/54	2,378,062	2,471,081
6.50% 3/1/32	213	221
6.50% 7/1/36	10,671	11,224
6.50% 9/1/36	12,181	12,952
6.50% 11/1/36	11,530	12,236
6.50% 9/1/37	2,546	2,708
6.50% 10/1/37	22,704	24,098
6.50% 2/1/38	18,099	19,152
6.50% 3/1/38	80,022	84,925
6.50% 5/1/38	15,334	16,272
6.50% 7/1/38	47,106	49,892
6.50% 11/1/53	526,628	547,652
6.50% 12/1/53	487,615	506,540
6.50% 6/1/54	1,449,263	1,505,540
6.50% 8/1/54	4,879,952	5,101,537
6.50% 9/1/54	691,969	718,804
7.00% 8/1/39	22,005	23,108
7.00% 11/1/53	443,503	466,324
7.00% 9/1/55	2,517,371	2,648,977
Government National Mortgage Association
2.00% 1/20/51	2,650,176	2,195,628
2.00% 4/20/51	2,623,737	2,173,615
2.00% 5/20/51	2,960,901	2,452,935
2.00% 6/20/51	3,854,744	3,193,432
2.00% 9/20/51	5,220,911	4,325,223
2.00% 12/20/51	3,621,361	3,000,088
2.00% 1/20/52	3,325,761	2,755,201
2.00% 5/20/52	899,728	745,372
2.50% 12/20/46	415,668	365,323
2.50% 7/20/50	1,092,693	944,406
2.50% 8/20/50	3,104,547	2,682,285
2.50% 10/20/50	3,357,028	2,903,980
2.50% 4/20/51	4,370,466	3,772,071
2.50% 7/20/51	3,767,806	3,251,756
2.50% 8/20/51	2,320,642	2,002,798
2.50% 9/20/51	3,493,678	3,015,159
2.50% 3/20/52	580,790	501,238
2.50% 4/20/52	812,378	701,104
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
2.50% 5/20/52	1,858,765	$1,604,164
3.00% 9/15/42	289,683	265,541
3.00% 9/20/42	444,169	411,681
3.00% 11/15/42	245,932	226,092
3.00% 11/20/42	222,879	206,577
3.00% 12/15/42	104,349	95,886
3.00% 12/20/42	356,808	330,414
3.00% 1/20/43	342,074	316,771
3.00% 2/20/43	623,188	573,933
3.00% 3/20/43	895,668	828,185
3.00% 6/20/43	294,203	271,711
3.00% 9/20/43	542,845	500,670
3.00% 12/20/44	304,501	276,425
3.00% 2/15/45	181,133	163,751
3.00% 3/20/45	289,111	264,377
3.00% 4/20/45	253,288	231,540
3.00% 6/20/45	423,286	386,548
3.00% 8/20/45	583,803	531,829
3.00% 12/20/45	122,486	111,797
3.00% 5/20/46	483,587	441,199
3.00% 9/20/46	575,798	525,220
3.00% 10/20/46	592,568	539,296
3.00% 11/20/46	491,023	447,879
3.00% 1/20/47	912,581	831,084
3.00% 2/20/47	331,617	302,207
3.00% 6/20/47	372,410	339,168
3.00% 1/20/48	308,422	280,118
3.00% 12/20/49	376,558	339,658
3.00% 2/20/50	977,209	880,723
3.00% 6/20/50	2,069,330	1,865,601
3.00% 7/20/50	3,293,790	2,968,208
3.00% 8/20/51	1,335,925	1,201,930
3.50% 10/15/40	37,766	35,293
3.50% 1/15/41	12,979	12,161
3.50% 7/15/41	31,730	29,603
3.50% 10/15/41	39,813	37,203
3.50% 12/20/41	296,878	280,329
3.50% 3/15/42	5,163	4,823
3.50% 4/20/42	139,778	132,101
3.50% 6/15/42	336,547	315,018
3.50% 6/20/42	429,156	405,847
3.50% 10/15/42	16,402	15,307
3.50% 10/20/42	179,702	169,201
3.50% 12/20/42	388,409	367,400
3.50% 2/20/43	667,162	626,171
3.50% 3/20/43	370,009	343,604
3.50% 5/20/43	469,692	443,176
3.50% 9/20/43	537,811	505,535
3.50% 1/20/44	518,002	486,323
3.50% 12/20/44	263,528	246,369
3.50% 3/20/45	224,870	209,695
3.50% 4/20/45	1,179,549	1,087,394
3.50% 6/20/45	453,645	422,848
3.50% 10/20/45	468,058	436,063
LVIP SSGA Bond Index Fund-7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.50% 11/20/45	312,888	$291,499
3.50% 12/20/45	108,479	100,935
3.50% 3/20/46	409,007	381,053
3.50% 6/20/46	795,446	740,912
3.50% 7/20/46	472,189	436,849
3.50% 1/20/47	367,106	340,892
3.50% 6/20/47	495,907	462,381
3.50% 9/20/47	496,007	458,844
3.50% 11/20/47	460,319	428,633
3.50% 12/20/47	203,605	189,724
3.50% 1/20/48	448,779	416,358
3.50% 8/20/49	253,175	233,194
3.50% 11/20/49	395,180	364,489
3.50% 12/20/49	820,934	754,004
3.50% 7/20/52	199,050	183,033
3.50% 10/20/52	1,158,060	1,064,566
4.00% 6/15/39	14,191	13,707
4.00% 8/15/40	58,297	56,180
4.00% 8/20/40	84,903	82,643
4.00% 10/15/40	123,933	119,433
4.00% 12/15/40	231,881	225,007
4.00% 1/15/41	210,456	204,218
4.00% 9/15/41	53,389	51,450
4.00% 10/20/41	17,480	16,992
4.00% 11/20/41	312,293	303,562
4.00% 12/20/41	127,447	123,884
4.00% 5/20/42	289,831	281,726
4.00% 7/20/42	185,653	180,461
4.00% 8/20/42	142,887	138,891
4.00% 8/20/43	208,853	202,741
4.00% 3/20/44	279,971	271,273
4.00% 8/20/44	394,311	381,452
4.00% 10/20/44	112,746	108,999
4.00% 12/20/44	407,576	394,032
4.00% 1/20/45	84,161	81,365
4.00% 2/20/45	217,335	210,114
4.00% 8/20/45	142,986	137,741
4.00% 9/20/45	203,582	196,707
4.00% 10/20/45	305,516	296,463
4.00% 11/20/45	198,043	191,283
4.00% 1/20/46	43,081	41,604
4.00% 6/20/46	196,070	189,648
4.00% 1/20/47	159,404	153,696
4.00% 4/20/47	274,855	264,984
4.00% 6/20/47	199,608	192,382
4.00% 7/20/47	69,559	67,161
4.00% 8/20/47	289,438	279,400
4.00% 5/20/49	381,384	365,081
4.00% 7/20/49	308,090	294,833
4.00% 3/20/50	473,412	452,904
4.00% 10/20/52	3,108,244	2,956,762
4.00% 11/20/52	594,906	565,913
4.50% 2/15/39	16,792	16,771
4.50% 3/15/39	182,741	182,166
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.50% 4/15/39	44,118	$43,992
4.50% 5/15/39	17,222	17,142
4.50% 6/15/39	20,012	19,945
4.50% 7/15/39	43,997	44,145
4.50% 8/15/39	6,840	6,864
4.50% 9/15/39	61,932	61,834
4.50% 10/15/39	180,202	179,463
4.50% 11/15/39	59,750	59,905
4.50% 12/15/39	43,105	43,138
4.50% 1/15/40	155,755	156,062
4.50% 4/15/40	66,440	66,032
4.50% 5/15/40	52,373	52,194
4.50% 6/15/40	137,399	135,900
4.50% 8/15/40	31,059	31,069
4.50% 9/15/40	32,605	32,506
4.50% 1/15/41	200,089	203,026
4.50% 2/15/41	256,259	254,475
4.50% 3/15/41	29,561	29,411
4.50% 6/15/41	30,368	30,071
4.50% 7/15/41	4,481	4,482
4.50% 7/20/41	433,294	436,202
4.50% 12/20/43	274,910	274,353
4.50% 3/20/44	180,987	180,564
4.50% 4/20/45	129,981	129,717
4.50% 4/20/47	85,510	85,152
4.50% 7/20/47	88,737	88,270
4.50% 9/20/47	45,098	44,944
4.50% 3/20/48	131,100	130,348
4.50% 7/20/48	506,197	502,030
4.50% 10/20/52	232,578	228,224
4.50% 1/20/53	3,072,079	3,011,546
4.50% 3/20/53	810,055	794,093
4.50% 6/20/53	1,278,037	1,250,350
4.50% 10/20/54	695,351	678,025
4.50% 2/20/55	1,474,155	1,436,963
5.00% 3/15/35	5,519	5,516
5.00% 3/15/38	4,095	4,210
5.00% 4/15/38	2,963	3,042
5.00% 5/15/38	504	516
5.00% 8/15/38	1,729	1,760
5.00% 1/15/39	34,421	35,104
5.00% 4/15/39	34,545	35,537
5.00% 5/15/39	220,263	226,585
5.00% 6/15/39	169,195	173,419
5.00% 9/15/39	47,235	47,919
5.00% 10/15/39	58,780	60,416
5.00% 11/15/39	71,761	73,820
5.00% 1/15/40	243,932	249,962
5.00% 2/15/40	140,878	143,584
5.00% 4/15/40	86,550	88,313
5.00% 7/15/40	82,148	84,424
5.00% 4/20/43	219,234	225,571
5.00% 7/20/48	99,499	100,857
5.00% 5/20/53	2,022,489	2,023,291
LVIP SSGA Bond Index Fund-8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.00% 7/20/53	3,065,665	$3,070,941
5.00% 5/20/54	1,811,548	1,810,402
5.00% 7/20/54	231,908	231,713
5.00% 12/20/54	628,259	627,507
5.00% 1/20/55	1,891,992	1,889,679
5.00% 6/20/55	1,778,979	1,776,804
5.50% 10/15/33	35,668	36,321
5.50% 4/15/37	9,257	9,589
5.50% 7/15/37	7,674	8,033
5.50% 1/15/38	39,766	41,479
5.50% 2/15/38	43,620	45,708
5.50% 7/15/38	18,766	19,383
5.50% 8/15/38	4,698	4,824
5.50% 9/15/38	74,010	77,637
5.50% 12/15/38	60,202	63,318
5.50% 1/15/39	23,202	24,109
5.50% 5/15/39	44,371	46,615
5.50% 7/15/39	534	551
5.50% 10/15/39	44,478	46,732
5.50% 12/15/39	11,136	11,654
5.50% 4/15/40	78,687	81,428
5.50% 2/15/41	11,137	11,646
5.50% 12/20/52	655,747	667,717
5.50% 5/20/53	364,517	370,673
5.50% 7/20/53	1,477,965	1,502,051
5.50% 8/20/53	721,134	732,602
5.50% 10/20/53	751,497	763,005
5.50% 5/20/54	2,070,371	2,094,435
5.50% 9/20/54	5,361,831	5,424,155
5.50% 2/20/55	1,740,704	1,759,824
5.50% 6/20/55	3,173,912	3,206,901
6.00% 1/15/38	22,609	23,522
6.00% 3/15/38	267	275
6.00% 5/15/38	10,082	10,400
6.00% 7/15/38	832	864
6.00% 8/15/38	17,835	18,554
6.00% 10/15/38	23,073	24,179
6.00% 11/15/38	17,806	18,974
6.00% 12/15/38	40,877	42,789
6.00% 8/15/39	2,747	2,830
6.00% 10/15/39	1,722	1,773
6.00% 6/15/40	2,236	2,304
6.00% 12/15/40	114,384	120,697
6.00% 12/20/52	320,759	329,514
6.00% 9/20/53	1,026,503	1,050,781
6.00% 2/20/54	2,438,174	2,495,066
6.00% 9/20/54	2,755,073	2,809,521
6.00% 2/20/55	1,317,263	1,343,300
6.00% 3/20/55	2,100,530	2,142,051
6.50% 5/15/38	6,436	6,742
6.50% 7/15/38	50,651	53,139
6.50% 10/15/38	3,299	3,529
6.50% 2/15/39	47,849	50,143
6.50% 8/15/39	2,874	3,016
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
6.50% 1/20/54	522,174	$540,866
6.50% 6/20/54	1,566,377	1,621,730
6.50% 3/20/55	447,423	462,805
Government National Mortgage Association, TBA
4.50% 1/20/56	500,000	486,953
5.00% 1/20/55	4,400,000	4,389,600
5.50% 1/20/55	2,475,000	2,498,999
6.00% 1/20/55	1,625,000	1,655,913
6.50% 1/20/55	1,424,000	1,471,949
Uniform Mortgage-Backed Security, TBA
4.00% 1/1/40	300,000	296,050
4.50% 1/1/40	500,000	500,176
5.00% 1/1/40	1,750,000	1,772,274
5.00% 1/1/55	3,000,000	2,991,563
5.50% 1/1/40	500,000	512,584
5.50% 1/1/55	5,575,000	5,652,953
6.00% 1/1/55	5,725,000	5,878,015
6.50% 1/1/55	250,000	259,810
Total Agency Mortgage-Backed Securities (Cost $674,769,368)		619,106,160
AGENCY OBLIGATIONS–0.52%
Federal Home Loan Banks
3.25% 11/16/28	1,255,000	1,247,788
3.88% 6/4/27	2,405,000	2,416,846
Series 677 5.50% 7/15/36	300,000	328,282
Federal Home Loan Mortgage Corp.
6.25% 7/15/32	750,000	849,469
6.75% 9/15/29	100,000	110,727
6.75% 3/15/31	300,000	341,878
Federal National Mortgage Association
0.75% 10/8/27	850,000	810,338
0.88% 8/5/30	4,400,000	3,882,060
5.63% 7/15/37	100,000	110,183
6.25% 5/15/29	500,000	541,638
6.63% 11/15/30	300,000	338,263
7.13% 1/15/30	500,000	564,429
7.25% 5/15/30	500,000	571,161
Tennessee Valley Authority
4.63% 9/15/60	150,000	133,401
4.65% 6/15/35	500,000	513,347
Series B 4.70% 7/15/33	200,000	208,892
5.38% 4/1/56	200,000	202,507
5.88% 4/1/36	75,000	83,765
6.15% 1/15/38	100,000	114,115
7.13% 5/1/30	100,000	113,341
Total Agency Obligations (Cost $13,351,503)		13,482,430
CORPORATE BONDS–23.90%
Advertising–0.01%
Omnicom Group, Inc.
2.45% 4/30/30	100,000	92,447
5.30% 11/1/34	250,000	255,275
		347,722
LVIP SSGA Bond Index Fund-9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense–0.47%
Boeing Co.
2.70% 2/1/27	75,000	$73,907
2.95% 2/1/30	150,000	142,113
3.20% 3/1/29	100,000	96,947
3.25% 2/1/28	150,000	147,427
3.25% 3/1/28	95,000	93,240
3.25% 2/1/35	100,000	87,559
3.55% 3/1/38	65,000	54,714
3.60% 5/1/34	100,000	90,854
3.63% 2/1/31	85,000	81,650
3.63% 3/1/48	35,000	24,990
3.75% 2/1/50	150,000	109,089
3.85% 11/1/48	35,000	25,814
3.90% 5/1/49	100,000	74,483
3.95% 8/1/59	150,000	106,152
5.04% 5/1/27	250,000	252,559
5.15% 5/1/30	500,000	513,755
5.71% 5/1/40	450,000	459,350
5.81% 5/1/50	500,000	491,797
5.93% 5/1/60	350,000	343,195
6.13% 2/15/33	50,000	53,835
6.26% 5/1/27	45,000	46,171
6.30% 5/1/29	125,000	132,681
6.53% 5/1/34	80,000	88,509
6.86% 5/1/54	45,000	50,541
6.88% 3/15/39	100,000	112,501
GE Capital Funding LLC 4.55% 5/15/32	250,000	252,543
General Dynamics Corp.
2.63% 11/15/27	100,000	98,251
3.75% 5/15/28	160,000	160,262
4.25% 4/1/50	300,000	253,045
General Electric Co. 4.30% 7/29/30	600,000	605,099
Howmet Aerospace, Inc. 4.85% 10/15/31	150,000	153,909
L3Harris Technologies, Inc.
4.40% 6/15/28	150,000	151,151
4.85% 4/27/35	70,000	69,820
5.05% 4/27/45	70,000	67,013
5.40% 1/15/27	165,000	167,386
5.40% 7/31/33	250,000	260,386
5.50% 8/15/54	200,000	195,396
Lockheed Martin Corp.
1.85% 6/15/30	45,000	40,790
2.80% 6/15/50	50,000	31,649
3.60% 3/1/35	150,000	138,430
3.80% 3/1/45	250,000	200,492
4.07% 12/15/42	279,000	238,347
4.50% 5/15/36	40,000	39,207
4.70% 5/15/46	109,000	98,840
4.75% 2/15/34	350,000	354,866
4.80% 8/15/34	115,000	116,196
5.10% 11/15/27	100,000	102,396
5.25% 1/15/33	200,000	210,212
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
5.70% 11/15/54	70,000	$70,621
5.90% 11/15/63	90,000	92,989
Northrop Grumman Corp.
3.20% 2/1/27	100,000	99,294
3.25% 1/15/28	125,000	123,396
4.70% 3/15/33	115,000	116,119
4.90% 6/1/34	250,000	253,483
5.05% 11/15/40	100,000	98,535
5.20% 6/1/54	400,000	373,929
5.25% 5/1/50	200,000	188,740
RTX Corp.
2.25% 7/1/30	100,000	92,070
2.38% 3/15/32	200,000	178,208
3.03% 3/15/52	140,000	91,303
3.13% 5/4/27	350,000	346,262
3.13% 7/1/50	600,000	403,806
3.50% 3/15/27	107,000	106,482
3.75% 11/1/46	100,000	77,490
4.05% 5/4/47	50,000	40,363
4.13% 11/16/28	180,000	180,599
4.15% 5/15/45	250,000	208,652
4.35% 4/15/47	70,000	59,319
4.45% 11/16/38	60,000	56,330
4.63% 11/16/48	100,000	87,113
4.70% 12/15/41	200,000	186,619
5.38% 2/27/53	160,000	153,763
6.10% 3/15/34	500,000	547,047
		11,992,051
Agriculture–0.32%
Altria Group, Inc.
2.45% 2/4/32	200,000	176,856
3.40% 5/6/30	25,000	24,068
3.40% 2/4/41	415,000	320,894
3.88% 9/16/46	200,000	150,311
4.00% 2/4/61	385,000	279,050
4.45% 5/6/50	40,000	32,062
4.50% 5/2/43	100,000	85,307
4.80% 2/14/29	225,000	228,846
5.38% 1/31/44	63,000	60,852
5.80% 2/14/39	165,000	170,056
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	153,304
4.50% 3/15/49	500,000	427,626
BAT Capital Corp.
2.26% 3/25/28	75,000	72,170
2.73% 3/25/31	150,000	138,297
3.46% 9/6/29	200,000	194,841
3.56% 8/15/27	200,000	198,462
3.98% 9/25/50	100,000	72,836
4.39% 8/15/37	275,000	253,319
4.76% 9/6/49	100,000	84,491
5.35% 8/15/32	250,000	259,749
LVIP SSGA Bond Index Fund-10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital Corp. (continued)
5.63% 8/15/35	50,000	$52,082
6.25% 8/15/55	180,000	185,613
6.42% 8/2/33	250,000	275,859
7.08% 8/2/53	125,000	141,721
7.75% 10/19/32	110,000	128,484
BAT International Finance PLC 5.93% 2/2/29	195,000	204,619
Bunge Ltd. Finance Corp.
3.20% 4/21/31	600,000	564,594
3.75% 9/25/27	55,000	54,769
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% 4/20/35	125,000	131,436
Philip Morris International, Inc.
2.10% 5/1/30	55,000	50,381
3.13% 8/17/27	150,000	148,396
4.25% 11/10/44	85,000	72,297
4.38% 4/30/30	400,000	402,466
4.50% 3/20/42	100,000	89,384
4.63% 11/1/29	250,000	254,244
4.88% 2/15/28	350,000	356,718
4.90% 11/1/34	250,000	252,001
5.13% 11/17/27	155,000	158,351
5.13% 2/15/30	100,000	103,368
5.25% 9/7/28	250,000	258,108
5.50% 9/7/30	250,000	262,870
5.63% 9/7/33	250,000	265,173
5.75% 11/17/32	115,000	122,904
Reynolds American, Inc.
5.70% 8/15/35	50,000	52,152
5.85% 8/15/45	180,000	177,091
6.15% 9/15/43	125,000	128,246
		8,276,724
Airlines–0.06%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	34,421	33,266
3.20% 12/15/29	292,250	285,733
3.65% 8/15/30	59,125	58,067
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	100,670	96,145
Delta Air Lines, Inc. 5.25% 7/10/30	200,000	205,513
♦JetBlue Pass-Through Trust
2.75% 11/15/33	35,978	32,276
4.00% 5/15/34	16,820	16,013
Southwest Airlines Co. 5.13% 6/15/27	265,000	268,337
♦United Airlines Pass-Through Trust
2.70% 11/1/33	69,479	63,767
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust (continued)
3.10% 1/7/30	57,787	$56,298
3.50% 9/1/31	87,831	84,839
4.15% 2/25/33	76,135	74,756
5.45% 8/15/38	57,931	59,557
5.88% 4/15/29	102,018	104,604
		1,439,171
Apparel–0.02%
NIKE, Inc.
2.85% 3/27/30	200,000	190,763
3.38% 11/1/46	100,000	74,094
3.63% 5/1/43	100,000	80,370
3.88% 11/1/45	100,000	80,532
Ralph Lauren Corp. 2.95% 6/15/30	55,000	52,315
Tapestry, Inc.
3.05% 3/15/32	100,000	91,133
4.13% 7/15/27	35,000	34,975
		604,182
Auto Manufacturers–0.56%
American Honda Finance Corp.
2.00% 3/24/28	115,000	110,222
2.35% 1/8/27	100,000	98,484
4.45% 10/22/27	170,000	171,456
4.70% 1/12/28	175,000	177,373
4.85% 10/23/31	250,000	254,615
4.90% 7/9/27	70,000	70,946
4.90% 1/10/34	160,000	160,738
5.85% 10/4/30	220,000	233,557
Cummins, Inc.
4.88% 10/1/43	64,000	61,352
5.30% 5/9/35	250,000	259,242
Ford Motor Credit Co. LLC
5.80% 3/5/27	600,000	607,473
5.92% 3/20/28	200,000	204,640
6.05% 3/5/31	750,000	771,194
6.05% 11/5/31	200,000	204,864
6.13% 3/8/34	250,000	254,065
6.50% 2/7/35	250,000	258,990
6.53% 3/19/32	700,000	732,030
6.80% 11/7/28	205,000	215,070
7.12% 11/7/33	285,000	306,108
7.20% 6/10/30	400,000	428,604
General Motors Co.
5.00% 10/1/28	150,000	152,722
5.15% 4/1/38	125,000	120,284
5.40% 4/1/48	200,000	181,625
5.95% 4/1/49	100,000	97,051
6.60% 4/1/36	305,000	331,936
6.75% 4/1/46	75,000	80,340
6.80% 10/1/27	200,000	208,140
LVIP SSGA Bond Index Fund-11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
2.35% 2/26/27	150,000	$146,984
2.35% 1/8/31	250,000	224,622
2.40% 4/10/28	100,000	96,255
2.70% 8/20/27	250,000	244,365
3.10% 1/12/32	150,000	136,723
3.60% 6/21/30	250,000	240,815
3.85% 1/5/28	100,000	99,572
4.35% 1/17/27	180,000	180,372
4.90% 10/6/29	125,000	126,981
5.45% 9/6/34	110,000	111,583
5.55% 7/15/29	45,000	46,650
5.60% 6/18/31	155,000	161,533
5.63% 4/4/32	180,000	187,420
5.75% 2/8/31	75,000	78,885
5.80% 6/23/28	200,000	207,249
5.85% 4/6/30	145,000	152,323
5.90% 1/7/35	250,000	260,274
5.95% 4/4/34	45,000	47,096
6.00% 1/9/28	100,000	103,322
6.10% 1/7/34	250,000	265,009
Honda Motor Co. Ltd.
2.53% 3/10/27	85,000	83,585
2.97% 3/10/32	100,000	91,390
4.69% 7/8/30	250,000	253,120
5.34% 7/8/35	200,000	204,356
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	236,894
PACCAR Financial Corp.
4.45% 8/6/27	165,000	166,906
4.60% 1/10/28	100,000	101,794
4.95% 8/10/28	250,000	257,068
Toyota Motor Corp.
2.76% 7/2/29	70,000	67,204
3.67% 7/20/28	105,000	104,708
5.12% 7/13/33	250,000	259,768
Toyota Motor Credit Corp.
1.15% 8/13/27	120,000	115,189
1.90% 1/13/27	200,000	196,257
1.90% 4/6/28	100,000	95,877
2.40% 1/13/32	200,000	179,127
3.05% 3/22/27	200,000	198,271
3.20% 1/11/27	100,000	99,367
4.63% 1/12/28	160,000	162,490
5.00% 3/19/27	65,000	65,935
5.05% 5/16/29	250,000	257,876
5.10% 3/21/31	145,000	150,609
5.45% 11/10/27	200,000	205,978
5.55% 11/20/30	800,000	847,336
		14,272,259
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.02%
Aptiv Swiss Holdings Ltd.
3.25% 3/1/32	100,000	$93,443
4.15% 5/1/52	125,000	96,125
5.40% 3/15/49	150,000	138,006
BorgWarner, Inc. 2.65% 7/1/27	125,000	122,477
Lear Corp.
3.80% 9/15/27	100,000	99,431
4.25% 5/15/29	50,000	49,811
		599,293
Banks–5.22%
Australia & New Zealand Banking Group Ltd.
4.62% 12/16/29	250,000	255,314
4.75% 1/18/27	250,000	252,411
μBanco Bilbao Vizcaya Argentaria SA 6.03% 3/13/35	400,000	425,159
Banco Santander SA
2.96% 3/25/31	200,000	185,394
3.49% 5/28/30	200,000	192,559
4.25% 4/11/27	200,000	200,441
4.38% 4/12/28	200,000	200,930
μ5.37% 7/15/28	280,000	285,395
5.44% 7/15/31	350,000	367,447
5.59% 8/8/28	200,000	207,280
6.03% 1/17/35	200,000	214,173
6.61% 11/7/28	200,000	213,344
6.92% 8/8/33	200,000	221,559
6.94% 11/7/33	250,000	286,086
Bank of America Corp.
μ1.90% 7/23/31	200,000	179,650
μ1.92% 10/24/31	350,000	312,988
μ2.09% 6/14/29	750,000	715,427
μ2.30% 7/21/32	500,000	447,079
μ2.48% 9/21/36	300,000	263,269
μ2.50% 2/13/31	300,000	279,431
μ2.55% 2/4/28	200,000	196,728
μ2.57% 10/20/32	250,000	225,476
μ2.65% 3/11/32	250,000	229,647
μ2.68% 6/19/41	300,000	221,199
μ2.83% 10/24/51	75,000	47,737
μ2.88% 10/22/30	200,000	190,320
μ2.97% 2/4/33	1,125,000	1,028,817
μ2.97% 7/21/52	500,000	327,618
μ3.19% 7/23/30	250,000	241,470
μ3.42% 12/20/28	480,000	473,963
μ3.48% 3/13/52	250,000	180,494
μ3.59% 7/21/28	350,000	347,588
μ3.82% 1/20/28	250,000	249,401
μ3.85% 3/8/37	200,000	188,347
μ3.95% 1/23/49	250,000	200,049
μ3.97% 2/7/30	375,000	372,888
4.18% 11/25/27	250,000	250,600
μ4.27% 7/23/29	400,000	401,833
LVIP SSGA Bond Index Fund-12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ4.38% 4/27/28	250,000	$250,997
μ4.44% 1/20/48	200,000	173,708
μ4.57% 4/27/33	250,000	249,387
μ4.98% 1/24/29	500,000	509,357
5.00% 1/21/44	350,000	337,476
μ5.16% 1/24/31	375,000	387,133
μ5.20% 4/25/29	200,000	205,122
μ5.29% 4/25/34	200,000	205,909
μ5.43% 8/15/35	250,000	255,681
μ5.46% 5/9/36	900,000	936,920
μ5.47% 1/23/35	200,000	208,344
μ5.51% 1/24/36	185,000	192,881
μ5.52% 10/25/35	250,000	256,055
μ5.82% 9/15/29	250,000	260,771
μ5.87% 9/15/34	250,000	266,788
5.88% 2/7/42	218,000	231,638
6.11% 1/29/37	200,000	215,576
μ6.20% 11/10/28	130,000	135,085
7.75% 5/14/38	200,000	242,808
Bank of Montreal
2.65% 3/8/27	135,000	133,047
μ4.64% 9/10/30	200,000	202,532
5.20% 2/1/28	200,000	205,065
5.37% 6/4/27	350,000	357,270
5.51% 6/4/31	350,000	368,255
Bank of New York Mellon Corp.
3.00% 10/30/28	55,000	53,567
3.25% 5/16/27	150,000	148,975
3.30% 8/23/29	350,000	339,925
μ3.44% 2/7/28	180,000	179,127
3.85% 4/28/28	100,000	100,252
μ4.89% 7/21/28	200,000	203,102
μ4.97% 4/26/34	85,000	86,658
μ5.06% 7/22/32	200,000	207,288
μ5.61% 7/21/39	60,000	62,701
μ5.80% 10/25/28	180,000	186,029
μ5.83% 10/25/33	145,000	156,345
μ6.32% 10/25/29	160,000	169,875
μ6.47% 10/25/34	350,000	391,547
Bank of Nova Scotia
2.45% 2/2/32	200,000	178,627
2.95% 3/11/27	200,000	197,846
μ4.40% 9/8/28	185,000	185,947
μ4.59% 5/4/37	65,000	63,329
μ4.74% 11/10/32	250,000	252,752
4.85% 2/1/30	105,000	107,456
5.65% 2/1/34	250,000	265,427
BankUnited, Inc. 5.13% 6/11/30	200,000	200,972
Barclays PLC
μ2.65% 6/24/31	300,000	277,754
μ2.67% 3/10/32	200,000	182,161
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC (continued)
μ2.89% 11/24/32	200,000	$182,239
μ3.33% 11/24/42	200,000	154,309
μ3.81% 3/10/42	200,000	160,524
4.34% 1/10/28	200,000	200,476
μ4.94% 9/10/30	200,000	203,963
4.95% 1/10/47	200,000	184,072
μ4.97% 5/16/29	200,000	203,317
5.25% 8/17/45	200,000	192,107
μ5.34% 9/10/35	200,000	203,238
μ5.75% 8/9/33	600,000	629,893
μ5.79% 2/25/36	200,000	209,357
μ6.22% 5/9/34	200,000	215,061
μ6.69% 9/13/34	205,000	226,934
μ7.39% 11/2/28	200,000	211,367
μ7.44% 11/2/33	200,000	228,691
Canadian Imperial Bank of Commerce
3.60% 4/7/32	90,000	85,745
μ4.63% 9/11/30	160,000	162,190
μ4.86% 1/13/28	100,000	100,782
μ4.86% 3/30/29	150,000	152,480
μ5.25% 1/13/31	100,000	103,122
5.26% 4/8/29	125,000	129,444
5.99% 10/3/28	350,000	367,578
Citibank NA
4.84% 8/6/29	250,000	255,815
5.80% 9/29/28	500,000	524,336
Citigroup, Inc.
μ2.52% 11/3/32	145,000	129,905
μ2.56% 5/1/32	140,000	127,054
μ2.67% 1/29/31	300,000	280,812
μ2.90% 11/3/42	100,000	73,919
μ3.06% 1/25/33	135,000	123,669
μ3.07% 2/24/28	250,000	247,138
μ3.52% 10/27/28	250,000	247,760
μ3.67% 7/24/28	200,000	198,728
μ3.79% 3/17/33	300,000	286,044
μ3.88% 1/24/39	250,000	221,166
4.13% 7/25/28	380,000	379,845
4.45% 9/29/27	300,000	301,930
μ4.50% 9/11/31	500,000	501,547
4.65% 7/30/45	250,000	225,053
4.65% 7/23/48	250,000	220,518
4.75% 5/18/46	150,000	131,632
μ4.79% 3/4/29	250,000	253,582
μ4.95% 5/7/31	1,000,000	1,021,385
μ5.17% 2/13/30	150,000	153,923
μ5.17% 9/11/36	500,000	504,674
μ5.33% 3/27/36	500,000	511,475
μ5.59% 11/19/34	250,000	256,406
μ5.61% 3/4/56	250,000	248,936
μ5.83% 2/13/35	250,000	259,802
5.88% 2/22/33	200,000	213,655
5.88% 1/30/42	150,000	157,732
LVIP SSGA Bond Index Fund-13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
6.00% 10/31/33	100,000	$107,537
μ6.02% 1/24/36	225,000	235,663
μ6.17% 5/25/34	200,000	212,397
μ6.27% 11/17/33	335,000	364,739
6.63% 6/15/32	100,000	110,813
6.68% 9/13/43	150,000	166,756
μCitizens Financial Group, Inc.
5.25% 3/5/31	110,000	113,030
5.72% 7/23/32	100,000	104,841
5.84% 1/23/30	250,000	260,751
6.65% 4/25/35	260,000	285,889
μComerica, Inc. 5.98% 1/30/30	125,000	130,402
Cooperatieve Rabobank UA
4.80% 1/9/29	250,000	255,728
4.88% 1/21/28	250,000	255,601
5.25% 5/24/41	150,000	150,601
μDeutsche Bank AG
2.55% 1/7/28	350,000	344,208
3.55% 9/18/31	355,000	338,788
5.30% 5/9/31	250,000	256,142
5.37% 1/10/29	165,000	168,378
5.40% 9/11/35	155,000	158,104
5.71% 2/8/28	150,000	152,354
6.82% 11/20/29	150,000	159,944
7.08% 2/10/34	200,000	219,734
Fifth Third Bancorp
2.55% 5/5/27	120,000	117,732
μ4.06% 4/25/28	90,000	89,915
μ4.90% 9/6/30	180,000	182,903
μ5.63% 1/29/32	70,000	73,471
μ6.34% 7/27/29	55,000	57,922
8.25% 3/1/38	100,000	122,789
μFifth Third Bank NA 4.97% 1/28/28	250,000	252,353
μFirst Citizens BancShares, Inc.
5.23% 3/12/31	150,000	152,281
6.25% 3/12/40	250,000	254,967
μFirst Horizon Corp. 5.51% 3/7/31	160,000	165,280
Goldman Sachs Group, Inc.
μ2.38% 7/21/32	855,000	765,748
μ2.64% 2/24/28	90,000	88,596
μ2.65% 10/21/32	175,000	157,959
μ2.91% 7/21/42	290,000	212,675
μ3.10% 2/24/33	200,000	184,245
μ3.44% 2/24/43	100,000	78,328
μ3.62% 3/15/28	400,000	397,779
μ3.69% 6/5/28	135,000	134,282
3.80% 3/15/30	600,000	590,524
μ3.81% 4/23/29	400,000	397,654
3.85% 1/26/27	300,000	299,737
μ4.02% 10/31/38	350,000	314,718
μ4.15% 10/21/29	1,000,000	999,776
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ4.22% 5/1/29	500,000	$501,040
μ4.41% 4/23/39	500,000	461,940
μ4.69% 10/23/30	511,000	517,972
4.75% 10/21/45	150,000	135,921
μ4.94% 4/23/28	150,000	151,713
μ5.05% 7/23/30	140,000	143,446
5.15% 5/22/45	360,000	338,052
μ5.21% 1/28/31	100,000	103,265
μ5.22% 4/23/31	100,000	103,285
μ5.33% 7/23/35	120,000	123,295
μ5.54% 1/28/36	130,000	134,924
μ5.56% 11/19/45	350,000	350,111
μ5.73% 4/25/30	150,000	156,708
μ5.73% 1/28/56	145,000	146,551
μ5.85% 4/25/35	65,000	69,105
5.95% 1/15/27	200,000	204,047
6.25% 2/1/41	255,000	279,204
6.45% 5/1/36	200,000	219,639
μ6.48% 10/24/29	500,000	530,243
μ6.56% 10/24/34	500,000	556,951
HSBC Bank USA NA 7.00% 1/15/39	100,000	116,643
HSBC Holdings PLC
μ2.01% 9/22/28	355,000	342,619
μ2.36% 8/18/31	200,000	181,908
μ2.85% 6/4/31	250,000	233,682
μ3.97% 5/22/30	435,000	429,713
μ4.04% 3/13/28	200,000	199,720
μ4.58% 6/19/29	235,000	237,171
μ4.76% 3/29/33	200,000	198,839
μ4.90% 3/3/29	405,000	410,911
μ5.13% 11/19/28	200,000	203,703
μ5.13% 3/3/31	500,000	512,422
μ5.29% 11/19/30	250,000	257,945
μ5.40% 8/11/33	200,000	207,193
μ5.45% 3/3/36	315,000	324,987
μ5.60% 5/17/28	425,000	432,943
μ5.73% 5/17/32	370,000	389,949
μ5.87% 11/18/35	250,000	261,029
6.10% 1/14/42	200,000	214,859
μ6.25% 3/9/34	250,000	271,883
μ6.33% 3/9/44	200,000	219,060
6.50% 5/2/36	200,000	216,178
6.50% 9/15/37	200,000	216,211
μ6.55% 6/20/34	250,000	270,259
6.80% 6/1/38	200,000	222,268
μ7.39% 11/3/28	250,000	264,290
HSBC USA, Inc. 4.65% 6/3/28	400,000	406,025
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	233,321
μ5.02% 5/17/33	70,000	70,818
μ6.14% 11/18/39	65,000	67,734
μ6.21% 8/21/29	250,000	262,201
LVIP SSGA Bond Index Fund-14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHuntington National Bank 4.87% 4/12/28	250,000	$252,063
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	248,827
ING Groep NV
4.05% 4/9/29	370,000	368,368
μ4.25% 3/28/33	200,000	196,436
μ5.07% 3/25/31	250,000	256,145
μ5.53% 3/25/36	210,000	218,085
μ6.11% 9/11/34	200,000	216,087
JPMorgan Chase & Co.
μ1.76% 11/19/31	350,000	310,935
μ1.95% 2/4/32	150,000	133,755
μ2.07% 6/1/29	280,000	267,374
μ2.18% 6/1/28	700,000	682,654
μ2.53% 11/19/41	350,000	251,777
μ2.55% 11/8/32	250,000	225,599
μ2.74% 10/15/30	460,000	436,377
μ2.95% 2/24/28	150,000	148,171
μ2.96% 5/13/31	80,000	75,469
μ2.96% 1/25/33	200,000	183,536
μ3.11% 4/22/41	300,000	235,541
μ3.11% 4/22/51	700,000	475,360
μ3.51% 1/23/29	310,000	307,058
μ3.54% 5/1/28	150,000	149,154
3.63% 12/1/27	260,000	258,674
μ3.70% 5/6/30	250,000	246,236
μ3.96% 11/15/48	200,000	160,897
μ4.01% 4/23/29	350,000	349,663
μ4.20% 7/23/29	300,000	300,973
μ4.32% 4/26/28	250,000	251,017
μ4.45% 12/5/29	200,000	202,061
μ4.51% 10/22/28	600,000	605,880
μ4.57% 6/14/30	140,000	141,629
μ4.59% 4/26/33	210,000	211,107
μ4.81% 10/22/36	800,000	794,371
μ4.92% 1/24/29	160,000	162,974
4.95% 6/1/45	500,000	471,026
μ4.98% 7/22/28	95,000	96,415
μ5.00% 7/22/30	200,000	205,327
μ5.01% 1/23/30	100,000	102,470
μ5.04% 1/23/28	125,000	126,294
μ5.10% 4/22/31	105,000	108,410
μ5.14% 1/24/31	85,000	87,855
μ5.29% 7/22/35	85,000	87,693
μ5.30% 7/24/29	280,000	288,554
μ5.34% 1/23/35	95,000	98,460
μ5.35% 6/1/34	615,000	638,991
5.40% 1/6/42	200,000	203,381
μ5.50% 1/24/36	165,000	172,445
5.50% 10/15/40	100,000	104,216
μ5.53% 11/29/45	165,000	167,514
μ5.57% 4/22/28	120,000	122,387
μ5.57% 4/22/36	105,000	110,162
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ5.58% 4/22/30	110,000	$114,755
μ5.58% 7/23/36	1,000,000	1,034,449
5.60% 7/15/41	500,000	521,190
μ5.72% 9/14/33	1,155,000	1,221,059
μ5.77% 4/22/35	95,000	101,231
μ6.09% 10/23/29	230,000	242,259
μ6.25% 10/23/34	160,000	175,670
8.00% 4/29/27	100,000	105,402
KeyBank NA 5.85% 11/15/27	250,000	257,545
KeyCorp
2.25% 4/6/27	250,000	244,344
μ5.12% 4/4/31	250,000	256,753
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	128,957
^0.00% 6/29/37	500,000	303,275
1.75% 9/14/29	140,000	131,047
2.88% 4/3/28	525,000	517,303
3.00% 5/20/27	315,000	312,656
3.75% 2/15/28	425,000	426,677
3.75% 7/15/30	500,000	500,841
3.88% 5/15/28	890,000	896,685
3.88% 6/15/28	205,000	206,566
4.00% 6/28/27	1,000,000	1,006,595
4.00% 3/15/29	80,000	80,987
4.13% 7/15/33	200,000	201,093
4.63% 3/18/30	70,000	72,474
4.75% 10/29/30	400,000	417,255
Landwirtschaftliche Rentenbank
2.50% 11/15/27	300,000	294,240
4.63% 4/17/29	150,000	154,458
5.00% 10/24/33	600,000	635,498
Lloyds Banking Group PLC
μ3.75% 3/18/28	200,000	199,269
4.34% 1/9/48	150,000	123,411
4.38% 3/22/28	200,000	201,222
μ4.94% 11/4/36	400,000	395,748
μ5.46% 1/5/28	250,000	253,360
μ5.59% 11/26/35	200,000	209,015
μ5.68% 1/5/35	200,000	210,559
μ5.72% 6/5/30	230,000	241,051
μ5.87% 3/6/29	200,000	207,354
μ7.95% 11/15/33	200,000	232,663
μM&T Bank Corp.
4.83% 1/16/29	60,000	60,954
5.05% 1/27/34	170,000	171,083
5.39% 1/16/36	65,000	66,050
7.41% 10/30/29	145,000	157,313
μManufacturers & Traders Trust Co. 4.76% 7/6/28	400,000	403,632
LVIP SSGA Bond Index Fund-15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.05% 7/17/30	200,000	$181,563
μ2.34% 1/19/28	200,000	196,503
2.56% 2/25/30	200,000	186,921
3.29% 7/25/27	200,000	198,327
3.74% 3/7/29	200,000	198,209
3.75% 7/18/39	200,000	174,611
4.05% 9/11/28	200,000	200,697
4.15% 3/7/39	70,000	64,916
μ5.16% 4/24/31	250,000	257,652
μ5.20% 1/16/31	200,000	206,325
μ5.35% 9/13/28	200,000	204,498
μ5.41% 4/19/34	200,000	209,021
μ5.47% 9/13/33	200,000	209,460
μ5.57% 1/16/36	250,000	261,519
μ5.62% 4/24/36	250,000	261,671
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	179,542
μ2.26% 7/9/32	200,000	178,270
μ3.15% 7/16/30	200,000	192,435
3.17% 9/11/27	200,000	197,649
4.02% 3/5/28	200,000	200,569
μ4.25% 9/11/29	200,000	200,559
μ5.38% 7/10/30	200,000	206,811
μ5.41% 9/13/28	200,000	204,845
μ5.42% 5/13/36	250,000	259,044
μ5.59% 7/10/35	250,000	261,739
μ5.78% 7/6/29	200,000	207,986
Morgan Stanley
μ1.79% 2/13/32	655,000	575,254
μ1.93% 4/28/32	250,000	219,339
μ2.24% 7/21/32	500,000	444,294
μ2.48% 1/21/28	170,000	167,196
μ2.48% 9/16/36	250,000	219,828
μ2.51% 10/20/32	185,000	165,919
μ2.70% 1/22/31	235,000	220,429
μ2.94% 1/21/33	135,000	123,214
•3.59% 7/22/28	200,000	198,632
μ3.62% 4/1/31	800,000	777,300
3.63% 1/20/27	350,000	349,089
μ3.77% 1/24/29	450,000	447,458
3.95% 4/23/27	300,000	299,787
•3.97% 7/22/38	130,000	117,160
μ4.21% 4/20/28	175,000	175,401
4.38% 1/22/47	400,000	345,369
μ4.43% 1/23/30	165,000	165,914
μ4.99% 4/12/29	110,000	112,179
μ5.04% 7/19/30	90,000	92,276
μ5.12% 2/1/29	165,000	168,437
μ5.16% 4/20/29	155,000	158,489
μ5.17% 1/16/30	120,000	123,188
μ5.19% 4/17/31	135,000	139,195
μ5.23% 1/15/31	165,000	170,195
μ5.25% 4/21/34	180,000	185,321
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ5.30% 4/20/37	160,000	$162,752
μ5.32% 7/19/35	1,135,000	1,168,371
μ5.42% 7/21/34	265,000	275,684
μ5.45% 7/20/29	200,000	206,390
μ5.47% 1/18/35	100,000	103,948
μ5.52% 11/19/55	155,000	153,208
μ5.59% 1/18/36	155,000	161,973
μ5.65% 4/13/28	75,000	76,477
μ5.66% 4/18/30	165,000	171,901
μ5.66% 4/17/36	635,000	666,537
μ5.83% 4/19/35	115,000	122,205
μ6.30% 10/18/28	350,000	363,586
μ6.34% 10/18/33	325,000	356,191
μ6.41% 11/1/29	290,000	307,373
μ6.63% 11/1/34	230,000	257,179
7.25% 4/1/32	100,000	115,092
μMorgan Stanley Bank NA
4.95% 1/14/28	250,000	252,340
5.02% 1/12/29	250,000	254,596
5.50% 5/26/28	280,000	285,586
μMorgan Stanley Private Bank NA 4.47% 11/19/31	700,000	701,833
National Australia Bank Ltd.
4.79% 1/10/29	250,000	255,495
4.90% 1/14/30	250,000	257,806
5.09% 6/11/27	250,000	254,713
μNatWest Group PLC
3.07% 5/22/28	200,000	197,459
4.45% 5/8/30	200,000	200,749
4.96% 8/15/30	370,000	377,611
5.81% 9/13/29	365,000	380,207
Northern Trust Corp.
1.95% 5/1/30	190,000	173,788
3.65% 8/3/28	100,000	99,777
4.00% 5/10/27	135,000	135,440
Oesterreichische Kontrollbank AG
3.75% 9/5/29	535,000	536,104
4.13% 1/18/29	125,000	126,680
4.25% 3/1/28	145,000	146,925
4.50% 1/24/30	215,000	220,967
PNC Bank NA
2.70% 10/22/29	250,000	236,070
3.10% 10/25/27	250,000	246,888
PNC Financial Services Group, Inc.
2.55% 1/22/30	150,000	141,161
3.15% 5/19/27	250,000	247,656
3.45% 4/23/29	350,000	344,239
μ5.30% 1/21/28	60,000	60,776
μ5.37% 7/21/36	700,000	719,939
μ5.40% 7/23/35	120,000	124,122
μ5.49% 5/14/30	125,000	130,152
μ5.58% 6/12/29	175,000	181,496
LVIP SSGA Bond Index Fund-16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc. (continued)
μ5.68% 1/22/35	125,000	$131,766
μ5.94% 8/18/34	250,000	268,395
μRegions Financial Corp.
5.50% 9/6/35	115,000	118,455
5.72% 6/6/30	180,000	187,655
Royal Bank of Canada
2.05% 1/21/27	100,000	98,184
3.63% 5/4/27	200,000	199,769
3.88% 5/4/32	200,000	194,269
μ4.50% 8/6/29	400,000	403,885
μ4.72% 3/27/28	210,000	211,793
4.95% 2/1/29	180,000	184,766
μ4.97% 1/24/29	210,000	213,890
μ4.97% 8/2/30	70,000	71,693
μ4.97% 5/2/31	250,000	255,612
μ5.15% 2/4/31	250,000	257,378
5.20% 8/1/28	250,000	257,734
μSantander Holdings USA, Inc.
2.49% 1/6/28	70,000	68,802
5.35% 9/6/30	250,000	255,705
5.74% 3/20/31	155,000	160,391
6.34% 5/31/35	250,000	268,074
6.50% 3/9/29	125,000	130,255
μSantander U.K. Group Holdings PLC
2.47% 1/11/28	200,000	196,554
4.86% 9/11/30	250,000	252,986
5.69% 4/15/31	250,000	260,642
Sumitomo Mitsui Financial Group, Inc.
1.90% 9/17/28	200,000	188,894
2.13% 7/8/30	300,000	273,249
2.22% 9/17/31	200,000	177,742
2.93% 9/17/41	100,000	73,362
3.04% 7/16/29	200,000	192,138
3.35% 10/18/27	150,000	148,608
3.36% 7/12/27	200,000	198,576
3.94% 7/19/28	150,000	150,037
5.24% 4/15/30	250,000	259,274
5.45% 1/15/32	250,000	261,602
5.52% 1/13/28	450,000	463,478
5.63% 1/15/35	250,000	264,769
5.77% 1/13/33	200,000	212,990
5.78% 7/13/33	250,000	266,528
5.84% 7/9/44	90,000	92,884
6.18% 7/13/43	165,000	179,130
Synovus Bank 5.63% 2/15/28	250,000	255,358
μSynovus Financial Corp. 6.17% 11/1/30	40,000	41,529
Toronto-Dominion Bank
1.95% 1/12/27	250,000	245,295
2.00% 9/10/31	100,000	89,373
2.45% 1/12/32	250,000	223,457
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
4.78% 12/17/29	250,000	$255,869
4.98% 4/5/27	100,000	101,268
4.99% 4/5/29	100,000	102,517
5.16% 1/10/28	350,000	357,923
5.52% 7/17/28	200,000	207,211
Truist Financial Corp.
1.13% 8/3/27	200,000	191,560
1.95% 6/5/30	165,000	149,873
μ4.87% 1/26/29	40,000	40,636
μ5.12% 1/26/34	40,000	40,755
μ5.15% 8/5/32	250,000	258,088
μ5.44% 1/24/30	140,000	144,946
μ5.71% 1/24/35	115,000	120,971
μ5.87% 6/8/34	400,000	425,638
μ6.12% 10/28/33	250,000	270,128
μ7.16% 10/30/29	90,000	97,090
U.S. Bancorp
1.38% 7/22/30	150,000	132,850
μ2.22% 1/27/28	200,000	196,430
μ2.68% 1/27/33	200,000	180,361
3.00% 7/30/29	150,000	144,442
3.90% 4/26/28	250,000	250,345
μ4.65% 2/1/29	250,000	253,125
μ4.84% 2/1/34	250,000	251,837
μ5.10% 7/23/30	85,000	87,527
μ5.38% 1/23/30	110,000	113,925
μ5.42% 2/12/36	400,000	415,732
μ5.68% 1/23/35	120,000	126,708
μ5.78% 6/12/29	250,000	259,851
μ5.85% 10/21/33	155,000	165,991
UBS AG 5.65% 9/11/28	750,000	782,859
Wachovia Corp. 5.50% 8/1/35	150,000	154,504
Wells Fargo & Co.
μ2.39% 6/2/28	205,000	200,304
μ2.57% 2/11/31	115,000	107,408
μ2.88% 10/30/30	500,000	475,646
μ3.35% 3/2/33	390,000	364,001
μ3.53% 3/24/28	140,000	139,090
μ4.08% 9/15/29	500,000	499,598
4.15% 1/24/29	300,000	300,696
4.30% 7/22/27	750,000	752,923
4.40% 6/14/46	250,000	208,881
μ4.61% 4/25/53	200,000	172,101
4.65% 11/4/44	225,000	197,158
4.75% 12/7/46	350,000	307,532
μ4.89% 9/15/36	500,000	498,438
μ4.90% 1/24/28	210,000	211,768
μ4.97% 4/23/29	155,000	157,885
μ5.01% 4/4/51	950,000	868,168
μ5.15% 4/23/31	210,000	216,763
μ5.20% 1/23/30	140,000	144,179
μ5.21% 12/3/35	285,000	291,136
μ5.24% 1/24/31	175,000	181,216
LVIP SSGA Bond Index Fund-17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ5.39% 4/24/34	195,000	$202,884
μ5.50% 1/23/35	140,000	146,072
μ5.56% 7/25/34	600,000	629,048
μ5.61% 4/23/36	165,000	172,938
μ5.71% 4/22/28	190,000	193,933
μ6.30% 10/23/29	385,000	406,788
μ6.49% 10/23/34	355,000	392,965
Wells Fargo Bank NA 6.60% 1/15/38	450,000	502,411
Westpac Banking Corp.
2.65% 1/16/30	70,000	66,445
μ2.67% 11/15/35	125,000	113,196
2.96% 11/16/40	95,000	72,380
3.35% 3/8/27	250,000	249,045
3.40% 1/25/28	100,000	99,204
μ4.11% 7/24/34	95,000	93,474
4.42% 7/24/39	70,000	64,972
5.05% 4/16/29	250,000	258,558
5.46% 11/18/27	250,000	257,699
6.82% 11/17/33	350,000	391,516
		133,805,991
Beverages–0.45%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	550,000	544,415
Anheuser-Busch InBev Worldwide, Inc.
4.38% 4/15/38	285,000	271,078
4.44% 10/6/48	395,000	339,817
4.75% 1/23/29	395,000	402,964
4.90% 1/23/31	160,000	165,778
4.95% 1/15/42	300,000	286,446
5.00% 6/15/34	250,000	258,385
5.45% 1/23/39	165,000	170,817
5.55% 1/23/49	730,000	728,402
8.20% 1/15/39	200,000	257,943
Brown-Forman Corp. 4.00% 4/15/38	85,000	76,465
Coca-Cola Co.
1.00% 3/15/28	145,000	136,933
1.45% 6/1/27	60,000	58,224
1.50% 3/5/28	145,000	138,502
1.65% 6/1/30	700,000	633,470
2.00% 3/5/31	165,000	149,526
2.50% 6/1/40	70,000	52,046
2.50% 3/15/51	165,000	98,915
2.60% 6/1/50	150,000	92,976
2.75% 6/1/60	150,000	87,885
2.90% 5/25/27	100,000	99,050
3.00% 3/5/51	65,000	43,402
4.65% 8/14/34	140,000	142,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Co. (continued)
5.00% 5/13/34	100,000	$104,161
5.20% 1/14/55	125,000	120,516
5.40% 5/13/64	145,000	140,849
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	125,000	129,339
Coca-Cola Femsa SAB de CV 2.75% 1/22/30	300,000	284,005
Constellation Brands, Inc.
3.15% 8/1/29	100,000	96,314
3.50% 5/9/27	30,000	29,781
3.60% 2/15/28	100,000	99,071
4.10% 2/15/48	100,000	78,561
4.50% 5/9/47	45,000	37,622
4.65% 11/15/28	125,000	126,779
4.75% 5/9/32	200,000	200,838
4.90% 5/1/33	125,000	125,574
Diageo Capital PLC
2.38% 10/24/29	200,000	187,989
3.88% 5/18/28	200,000	199,691
3.88% 4/29/43	30,000	24,564
5.63% 10/5/33	250,000	266,005
5.88% 9/30/36	100,000	108,286
Keurig Dr. Pepper, Inc.
2.25% 3/15/31	85,000	75,824
3.35% 3/15/51	60,000	40,252
3.43% 6/15/27	70,000	69,385
3.95% 4/15/29	200,000	197,722
4.05% 4/15/32	135,000	129,762
4.42% 12/15/46	50,000	40,789
4.50% 4/15/52	145,000	117,188
4.60% 5/25/28	150,000	151,209
Molson Coors Beverage Co.
4.20% 7/15/46	345,000	276,978
5.00% 5/1/42	250,000	230,837
Pepsico Singapore Financing I Pte. Ltd.
4.55% 2/16/29	250,000	254,131
4.70% 2/16/34	250,000	252,579
PepsiCo, Inc.
1.40% 2/25/31	75,000	65,741
1.95% 10/21/31	150,000	133,454
2.63% 10/21/41	200,000	145,182
2.75% 3/19/30	100,000	94,937
2.75% 10/21/51	135,000	84,702
3.00% 10/15/27	150,000	148,511
4.45% 5/15/28	200,000	203,146
4.45% 2/15/33	200,000	203,416
4.50% 7/17/29	100,000	101,958
4.65% 2/15/53	200,000	176,152
4.80% 7/17/34	100,000	102,101
5.00% 2/7/35	600,000	618,069
5.25% 7/17/54	100,000	96,771
		11,607,098
LVIP SSGA Bond Index Fund-18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.28%
Amgen, Inc.
1.65% 8/15/28	200,000	$188,508
2.00% 1/15/32	200,000	174,245
2.20% 2/21/27	175,000	171,674
2.30% 2/25/31	100,000	90,673
2.45% 2/21/30	400,000	373,049
2.80% 8/15/41	200,000	146,379
3.00% 2/22/29	90,000	87,209
3.00% 1/15/52	200,000	129,060
3.15% 2/21/40	200,000	157,634
3.35% 2/22/32	90,000	84,754
3.38% 2/21/50	300,000	213,490
4.20% 2/22/52	90,000	71,395
4.40% 2/22/62	75,000	58,582
5.15% 3/2/28	250,000	255,848
5.25% 3/2/30	200,000	207,445
5.25% 3/2/33	725,000	750,492
5.60% 3/2/43	90,000	90,500
5.65% 3/2/53	705,000	690,334
5.75% 3/2/63	90,000	87,811
Baxalta, Inc. 5.25% 6/23/45	14,000	13,361
Biogen, Inc.
2.25% 5/1/30	75,000	68,898
3.15% 5/1/50	120,000	77,516
3.25% 2/15/51	586,000	385,594
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	114,945
1.65% 10/1/30	95,000	85,043
2.60% 10/1/40	250,000	184,943
2.80% 10/1/50	250,000	158,225
4.50% 2/1/45	80,000	70,739
4.60% 9/1/35	200,000	197,659
4.75% 3/1/46	200,000	181,281
4.80% 4/1/44	200,000	184,478
5.10% 6/15/35	85,000	87,108
5.25% 10/15/33	155,000	162,881
5.50% 11/15/54	250,000	246,670
Illumina, Inc. 5.75% 12/13/27	250,000	257,490
Royalty Pharma PLC
1.75% 9/2/27	115,000	110,754
2.20% 9/2/30	105,000	95,182
3.55% 9/2/50	160,000	110,501
5.40% 9/2/34	250,000	256,082
		7,078,432
Building Materials–0.17%
Amrize Finance U.S. LLC 4.95% 4/7/30	200,000	204,497
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	130,873
3.75% 12/1/27	100,000	99,461
Carrier Global Corp.
2.49% 2/15/27	85,000	83,618
2.72% 2/15/30	120,000	112,975
3.38% 4/5/40	85,000	68,679
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Carrier Global Corp. (continued)
3.58% 4/5/50	120,000	$88,343
5.90% 3/15/34	125,000	134,085
CRH America Finance, Inc. 5.50% 1/9/35	250,000	260,186
CRH SMW Finance DAC 5.13% 1/9/30	200,000	206,175
Fortune Brands Innovations, Inc. 5.88% 6/1/33	160,000	169,057
Johnson Controls International PLC 4.95% 7/2/64	68,000	58,644
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	75,781
2.00% 9/16/31	90,000	79,247
5.50% 4/19/29	250,000	259,996
Lennox International, Inc. 5.50% 9/15/28	200,000	206,386
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	42,742
3.50% 12/15/27	100,000	99,188
4.25% 12/15/47	100,000	82,551
5.15% 12/1/34	180,000	183,655
5.50% 12/1/54	90,000	86,929
Masco Corp.
1.50% 2/15/28	75,000	70,988
2.00% 2/15/31	150,000	132,634
3.13% 2/15/51	45,000	29,614
3.50% 11/15/27	60,000	59,386
Mohawk Industries, Inc. 5.85% 9/18/28	100,000	104,007
Owens Corning
3.88% 6/1/30	150,000	147,278
3.95% 8/15/29	70,000	69,405
5.50% 6/15/27	70,000	71,436
5.70% 6/15/34	110,000	115,628
5.95% 6/15/54	115,000	116,709
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	46,864
Trane Technologies Holdco, Inc.
3.75% 8/21/28	100,000	99,645
4.30% 2/21/48	100,000	83,675
5.75% 6/15/43	100,000	103,845
Vulcan Materials Co.
3.90% 4/1/27	45,000	44,992
5.35% 12/1/34	250,000	259,116
5.70% 12/1/54	150,000	149,348
		4,437,638
LVIP SSGA Bond Index Fund-19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.24%
Air Products & Chemicals, Inc.
4.60% 2/8/29	250,000	$254,388
4.85% 2/8/34	250,000	254,168
Albemarle Corp.
5.05% 6/1/32	100,000	100,674
5.45% 12/1/44	100,000	91,277
5.65% 6/1/52	100,000	90,328
Cabot Corp. 4.00% 7/1/29	100,000	99,013
Dow Chemical Co.
2.10% 11/15/30	250,000	221,212
3.60% 11/15/50	250,000	161,230
4.80% 5/15/49	95,000	74,594
5.15% 2/15/34	250,000	248,155
5.25% 11/15/41	100,000	90,626
6.30% 3/15/33	155,000	163,268
7.38% 11/1/29	25,000	27,546
9.40% 5/15/39	58,000	74,563
DuPont de Nemours, Inc. 4.73% 11/15/28	151,000	152,911
Eastman Chemical Co.
4.65% 10/15/44	70,000	59,358
4.80% 9/1/42	250,000	221,203
Ecolab, Inc.
1.30% 1/30/31	195,000	169,525
2.13% 8/15/50	250,000	138,828
5.25% 1/15/28	300,000	308,020
Linde, Inc.
1.10% 8/10/30	150,000	131,696
2.00% 8/10/50	160,000	84,838
LYB International Finance III LLC
2.25% 10/1/30	45,000	40,106
3.38% 10/1/40	60,000	43,408
3.63% 4/1/51	85,000	54,776
3.80% 10/1/60	60,000	37,383
4.20% 10/15/49	125,000	89,666
5.63% 5/15/33	500,000	507,230
Mosaic Co.
4.05% 11/15/27	150,000	149,915
5.45% 11/15/33	104,000	106,852
NewMarket Corp. 2.70% 3/18/31	200,000	183,018
Nutrien Ltd.
2.95% 5/13/30	100,000	94,478
3.95% 5/13/50	100,000	75,726
4.13% 3/15/35	100,000	92,357
4.90% 3/27/28	115,000	117,078
5.40% 6/21/34	250,000	257,890
PPG Industries, Inc.
2.55% 6/15/30	50,000	46,536
2.80% 8/15/29	100,000	95,559
RPM International, Inc.
2.95% 1/15/32	125,000	113,299
3.75% 3/15/27	100,000	99,538
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams Co.
2.30% 5/15/30	60,000	$55,269
2.95% 8/15/29	100,000	95,798
3.30% 5/15/50	100,000	68,000
4.50% 6/1/47	88,000	75,007
4.55% 3/1/28	250,000	252,943
4.80% 9/1/31	105,000	107,468
Westlake Corp. 5.00% 8/15/46	100,000	85,947
		6,162,668
Commercial Services–0.28%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	66,330
1.70% 5/15/28	95,000	90,735
Block Financial LLC 3.88% 8/15/30	60,000	57,793
California Institute of Technology
3.65% 9/1/19	45,000	28,507
4.32% 8/1/45	60,000	52,232
Cintas Corp. No. 2 3.70% 4/1/27	100,000	99,815
Emory University
2.14% 9/1/30	35,000	32,018
2.97% 9/1/50	35,000	22,886
Equifax, Inc.
2.35% 9/15/31	350,000	311,317
5.10% 12/15/27	45,000	45,841
Ford Foundation
2.42% 6/1/50	200,000	119,013
2.82% 6/1/70	30,000	16,913
George Washington University
4.13% 9/15/48	200,000	163,026
4.30% 9/15/44	100,000	84,969
Georgetown University
4.32% 4/1/49	50,000	41,377
5.12% 4/1/53	55,000	50,919
5.22% 10/1/18	50,000	43,820
Global Payments, Inc.
2.15% 1/15/27	200,000	195,793
2.90% 5/15/30	115,000	106,680
2.90% 11/15/31	200,000	179,244
4.45% 6/1/28	100,000	100,088
Johns Hopkins University
2.81% 1/1/60	35,000	20,655
4.71% 7/1/32	60,000	60,653
Leland Stanford Junior University
2.41% 6/1/50	60,000	35,955
4.68% 3/1/35	250,000	251,820
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	132,020
3.89% 7/1/16	55,000	37,865
LVIP SSGA Bond Index Fund-20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Massachusetts Institute of Technology (continued)
5.60% 7/1/11	200,000	$199,487
Moody's Corp.
2.00% 8/19/31	100,000	88,860
2.75% 8/19/41	100,000	71,660
3.25% 1/15/28	65,000	64,120
3.25% 5/20/50	100,000	67,994
3.75% 2/25/52	100,000	74,577
4.25% 2/1/29	100,000	100,620
4.88% 12/17/48	100,000	89,800
Northwestern University
3.66% 12/1/57	75,000	54,353
4.94% 12/1/35	20,000	20,353
PayPal Holdings, Inc.
2.30% 6/1/30	80,000	74,077
2.85% 10/1/29	95,000	90,998
3.25% 6/1/50	500,000	340,072
4.45% 3/6/28	125,000	126,483
5.15% 6/1/34	200,000	205,110
President & Fellows of Harvard College
3.15% 7/15/46	100,000	72,463
3.30% 7/15/56	100,000	68,819
3.75% 11/15/52	65,000	49,444
5.26% 3/15/36	70,000	73,482
Quanta Services, Inc.
2.35% 1/15/32	55,000	48,438
3.05% 10/1/41	60,000	44,434
4.75% 8/9/27	85,000	86,029
5.25% 8/9/34	175,000	179,428
RELX Capital, Inc.
3.00% 5/22/30	100,000	95,144
4.00% 3/18/29	200,000	199,353
Rockefeller Foundation 2.49% 10/1/50	60,000	36,269
S&P Global, Inc.
1.25% 8/15/30	75,000	65,928
2.45% 3/1/27	70,000	68,887
2.50% 12/1/29	55,000	51,834
2.70% 3/1/29	150,000	144,159
2.90% 3/1/32	105,000	96,775
2.95% 1/22/27	150,000	148,605
3.25% 12/1/49	65,000	45,536
3.70% 3/1/52	35,000	26,504
3.90% 3/1/62	45,000	33,547
5.25% 9/15/33	160,000	168,019
Trustees of Princeton University
2.52% 7/1/50	40,000	25,039
4.65% 7/1/30	75,000	76,746
5.70% 3/1/39	50,000	53,987
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	62,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
UL Solutions, Inc. 6.50% 10/20/28	250,000	$263,847
University of Chicago
2.55% 4/1/50	35,000	22,762
4.00% 10/1/53	60,000	47,404
University of Notre Dame du Lac 3.39% 2/15/48	100,000	75,064
University of Southern California
3.03% 10/1/39	200,000	166,539
3.84% 10/1/47	55,000	44,093
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	14,431
4.13% 3/15/29	120,000	119,762
5.25% 6/5/34	180,000	184,294
William Marsh Rice University 3.57% 5/15/45	100,000	79,466
		7,156,094
Computers–0.51%
Accenture Capital, Inc. 4.25% 10/4/31	400,000	400,314
Apple, Inc.
1.20% 2/8/28	250,000	237,779
1.25% 8/20/30	100,000	88,725
1.40% 8/5/28	200,000	188,969
1.65% 5/11/30	120,000	109,115
1.70% 8/5/31	200,000	177,152
2.20% 9/11/29	250,000	235,809
2.40% 8/20/50	220,000	130,515
2.65% 5/11/50	500,000	312,569
2.70% 8/5/51	200,000	124,482
2.80% 2/8/61	250,000	146,692
2.85% 8/5/61	200,000	118,055
2.95% 9/11/49	135,000	90,211
3.00% 11/13/27	200,000	197,986
3.20% 5/11/27	154,000	153,156
3.35% 2/9/27	200,000	199,360
3.45% 2/9/45	125,000	96,930
3.75% 9/12/47	225,000	177,735
3.75% 11/13/47	150,000	118,768
3.85% 8/4/46	135,000	109,391
3.95% 8/8/52	900,000	713,899
4.00% 5/10/28	175,000	176,330
4.25% 2/9/47	25,000	21,446
4.30% 5/10/33	250,000	253,271
4.38% 5/13/45	100,000	89,147
4.45% 5/6/44	200,000	184,035
4.50% 2/23/36	250,000	252,319
4.85% 5/10/53	250,000	236,333
Booz Allen Hamilton, Inc. 5.95% 4/15/35	145,000	150,233
CGI, Inc. 4.95% 3/14/30	200,000	202,680
LVIP SSGA Bond Index Fund-21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	$95,055
3.45% 12/15/51	250,000	170,245
4.15% 2/15/29	400,000	399,566
4.50% 2/15/31	500,000	499,286
5.30% 4/1/32	300,000	308,556
5.50% 4/1/35	250,000	257,595
8.10% 7/15/36	73,000	88,456
8.35% 7/15/46	33,000	41,861
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00% 6/4/29	125,000	130,570
Hewlett Packard Enterprise Co.
4.55% 10/15/29	500,000	502,872
5.25% 7/1/28	250,000	256,295
6.35% 10/15/45	250,000	256,297
HP, Inc.
3.00% 6/17/27	150,000	147,679
4.20% 4/15/32	200,000	194,091
6.00% 9/15/41	305,000	307,806
6.10% 4/25/35	180,000	190,127
IBM International Capital Pte. Ltd.
4.60% 2/5/29	250,000	253,750
4.90% 2/5/34	250,000	252,313
5.30% 2/5/54	105,000	97,860
International Business Machines Corp.
1.95% 5/15/30	110,000	100,262
2.20% 2/9/27	100,000	98,173
2.72% 2/9/32	155,000	140,422
2.85% 5/15/40	165,000	124,402
2.95% 5/15/50	155,000	98,977
3.30% 1/27/27	100,000	99,397
3.43% 2/9/52	125,000	85,489
4.00% 6/20/42	200,000	167,566
4.15% 5/15/39	200,000	178,543
4.25% 5/15/49	350,000	282,630
4.75% 2/6/33	250,000	253,851
5.10% 2/6/53	250,000	227,767
5.60% 11/30/39	210,000	216,955
5.88% 11/29/32	120,000	129,390
Leidos, Inc.
2.30% 2/15/31	195,000	175,450
5.50% 3/15/35	135,000	140,298
5.75% 3/15/33	45,000	47,681
NetApp, Inc.
2.38% 6/22/27	50,000	48,881
2.70% 6/22/30	50,000	46,571
Teledyne FLIR LLC 2.50% 8/1/30	35,000	32,371
Western Digital Corp.
2.85% 2/1/29	65,000	62,211
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Western Digital Corp. (continued)
3.10% 2/1/32	110,000	$101,429
		13,002,402
Cosmetics & Personal Care–0.14%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	43,381
4.00% 8/15/45	100,000	84,604
4.60% 3/1/28	250,000	253,851
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	102,579
3.15% 3/15/27	100,000	99,154
4.15% 3/15/47	65,000	52,222
4.38% 6/15/45	250,000	210,562
4.65% 5/15/33	125,000	125,758
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	248,166
3.63% 3/24/32	250,000	237,823
Kenvue, Inc. 5.05% 3/22/53	400,000	364,514
Procter & Gamble Co.
1.20% 10/29/30	100,000	88,032
2.85% 8/11/27	150,000	148,390
4.05% 1/26/33	250,000	249,922
4.15% 10/24/29	190,000	192,606
4.55% 1/29/34	250,000	253,856
4.55% 10/24/34	250,000	253,021
Unilever Capital Corp.
1.38% 9/14/30	105,000	93,240
2.90% 5/5/27	150,000	148,528
3.50% 3/22/28	100,000	99,343
4.88% 9/8/28	100,000	102,667
5.00% 12/8/33	100,000	103,521
5.90% 11/15/32	133,000	145,215
		3,700,955
Distribution/Wholesale–0.01%
WW Grainger, Inc.
4.45% 9/15/34	145,000	143,702
4.60% 6/15/45	55,000	49,640
		193,342
Diversified Financial Services–0.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30% 1/30/32	240,000	221,597
3.40% 10/29/33	150,000	135,424
3.65% 7/21/27	150,000	149,036
3.85% 10/29/41	150,000	122,578
4.63% 10/15/27	200,000	201,635
4.63% 9/10/29	150,000	151,493
4.95% 9/10/34	165,000	164,677
5.10% 1/19/29	170,000	173,790
5.38% 12/15/31	300,000	310,710
LVIP SSGA Bond Index Fund-22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
5.75% 6/6/28	210,000	$217,429
6.15% 9/30/30	290,000	310,040
Affiliated Managers Group, Inc. 5.50% 8/20/34	250,000	256,084
Air Lease Corp.
2.10% 9/1/28	70,000	65,930
2.20% 1/15/27	200,000	195,914
3.13% 12/1/30	50,000	46,334
5.10% 3/1/29	400,000	406,114
5.85% 12/15/27	250,000	256,987
Ally Financial, Inc.
μ5.54% 1/17/31	55,000	56,275
μ6.99% 6/13/29	125,000	132,010
8.00% 11/1/31	600,000	681,003
American Express Co.
3.30% 5/3/27	230,000	228,427
4.05% 5/3/29	165,000	165,508
4.05% 12/3/42	135,000	116,287
μ4.73% 4/25/29	95,000	96,458
μ4.92% 7/20/33	500,000	508,848
μ5.02% 4/25/31	90,000	92,749
μ5.04% 7/26/28	105,000	106,772
μ5.10% 2/16/28	235,000	237,730
μ5.28% 7/26/35	165,000	170,029
μ5.53% 4/25/30	250,000	260,800
μ5.63% 7/28/34	125,000	130,548
μ5.67% 4/25/36	65,000	68,631
5.85% 11/5/27	300,000	310,306
μ5.92% 4/25/35	125,000	132,782
μ6.49% 10/30/31	165,000	180,210
Ameriprise Financial, Inc.
5.15% 5/15/33	115,000	119,435
5.20% 4/15/35	190,000	193,984
Apollo Global Management, Inc. 5.80% 5/21/54	165,000	161,998
BGC Group, Inc. 8.00% 5/25/28	200,000	213,612
BlackRock Funding, Inc.
4.60% 7/26/27	55,000	55,723
4.90% 1/8/35	45,000	45,919
5.35% 1/8/55	40,000	38,985
Blackrock, Inc.
1.90% 1/28/31	50,000	44,936
2.10% 2/25/32	250,000	220,687
2.40% 4/30/30	90,000	84,232
3.20% 3/15/27	167,000	165,998
3.25% 4/30/29	150,000	147,000
Blue Owl Finance LLC 6.25% 4/18/34	300,000	309,358
Capital One Financial Corp.
μ2.36% 7/29/32	200,000	175,072
μ2.62% 11/2/32	250,000	224,041
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp. (continued)
μ3.27% 3/1/30	200,000	$194,071
3.65% 5/11/27	500,000	497,651
3.75% 3/9/27	250,000	249,256
4.10% 2/9/27	115,000	115,078
μ5.47% 2/1/29	155,000	159,152
μ6.05% 2/1/35	70,000	74,514
μ6.31% 6/8/29	165,000	173,159
μ6.38% 6/8/34	165,000	178,354
6.70% 11/29/32	200,000	221,338
μ7.62% 10/30/31	180,000	203,426
Cboe Global Markets, Inc. 3.65% 1/12/27	100,000	99,789
Charles Schwab Corp.
2.00% 3/20/28	200,000	192,329
3.20% 3/2/27	100,000	99,203
3.25% 5/22/29	200,000	194,819
3.30% 4/1/27	90,000	89,403
μ5.85% 5/19/34	125,000	133,899
μ6.14% 8/24/34	250,000	272,493
μ6.20% 11/17/29	140,000	148,070
CI Financial Corp. 3.20% 12/17/30	155,000	140,374
CME Group, Inc.
2.65% 3/15/32	105,000	95,999
4.15% 6/15/48	75,000	62,622
4.40% 3/15/30	250,000	253,596
Eaton Vance Corp. 3.50% 4/6/27	100,000	99,523
Franklin Resources, Inc. 1.60% 10/30/30	100,000	88,700
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	140,735
2.10% 6/15/30	155,000	142,382
2.65% 9/15/40	165,000	122,791
3.00% 6/15/50	115,000	75,501
3.00% 9/15/60	160,000	95,822
3.75% 9/21/28	105,000	104,505
4.00% 9/15/27	200,000	200,546
4.25% 9/21/48	150,000	124,995
4.35% 6/15/29	85,000	85,857
4.60% 3/15/33	55,000	55,731
4.95% 6/15/52	95,000	87,198
5.20% 6/15/62	145,000	133,108
5.25% 6/15/31	30,000	31,438
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	134,822
5.88% 7/21/28	135,000	140,257
6.20% 4/14/34	225,000	237,464
6.25% 1/15/36	100,000	105,955
LPL Holdings, Inc.
5.15% 6/15/30	250,000	254,954
LVIP SSGA Bond Index Fund-23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
LPL Holdings, Inc. (continued)
6.00% 5/20/34	250,000	$262,897
Mastercard, Inc.
1.90% 3/15/31	100,000	89,715
2.95% 6/1/29	150,000	145,297
2.95% 3/15/51	45,000	29,547
3.30% 3/26/27	600,000	596,933
3.65% 6/1/49	150,000	114,225
3.80% 11/21/46	100,000	79,856
4.55% 3/15/28	85,000	86,416
4.95% 3/15/32	165,000	170,883
Nasdaq, Inc.
1.65% 1/15/31	200,000	177,219
2.50% 12/21/40	200,000	142,086
3.95% 3/7/52	100,000	76,448
5.55% 2/15/34	210,000	220,529
Nomura Holdings, Inc.
2.33% 1/22/27	200,000	196,470
2.61% 7/14/31	200,000	180,702
2.71% 1/22/29	200,000	190,772
3.00% 1/22/32	200,000	181,240
5.39% 7/6/27	200,000	203,647
6.07% 7/12/28	250,000	260,734
ORIX Corp.
2.25% 3/9/31	100,000	89,959
3.70% 7/18/27	100,000	99,545
4.65% 9/10/29	250,000	254,085
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	183,440
4.95% 7/15/46	50,000	45,719
Synchrony Financial
2.88% 10/28/31	125,000	112,145
5.15% 3/19/29	50,000	50,671
μ5.94% 8/2/30	90,000	93,796
Visa, Inc.
2.00% 8/15/50	300,000	162,645
2.70% 4/15/40	100,000	77,032
2.75% 9/15/27	75,000	74,092
4.15% 12/14/35	115,000	111,887
4.30% 12/14/45	530,000	462,652
Voya Financial, Inc.
4.80% 6/15/46	60,000	53,008
5.70% 7/15/43	100,000	99,281
Western Union Co. 2.75% 3/15/31	100,000	91,092
		21,039,669
Electric–2.13%
AEP Texas, Inc.
2.10% 7/1/30	100,000	91,076
3.45% 1/15/50	50,000	34,141
4.15% 5/1/49	100,000	76,875
5.40% 6/1/33	180,000	185,830
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
AEP Texas, Inc. (continued)
5.85% 10/15/55	500,000	$490,680
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	76,542
4.50% 6/15/52	40,000	33,907
AES Corp. 2.45% 1/15/31	250,000	226,660
Alabama Power Co.
1.45% 9/15/30	250,000	221,708
3.05% 3/15/32	65,000	60,317
3.70% 12/1/47	100,000	76,323
3.75% 3/1/45	150,000	117,995
4.30% 1/2/46	150,000	126,649
4.30% 7/15/48	65,000	53,977
6.13% 5/15/38	100,000	108,727
Ameren Corp. 1.75% 3/15/28	100,000	95,059
Ameren Illinois Co.
1.55% 11/15/30	40,000	35,318
3.70% 12/1/47	100,000	76,259
3.80% 5/15/28	100,000	99,692
4.95% 6/1/33	250,000	255,397
American Electric Power Co., Inc.
2.30% 3/1/30	50,000	46,202
3.20% 11/13/27	100,000	98,611
3.25% 3/1/50	65,000	43,290
5.63% 3/1/33	65,000	68,263
5.95% 11/1/32	200,000	214,643
Appalachian Power Co.
2.70% 4/1/31	250,000	228,741
3.70% 5/1/50	100,000	72,536
5.65% 4/1/34	250,000	261,194
Arizona Public Service Co.
2.95% 9/15/27	50,000	49,205
3.35% 5/15/50	70,000	48,006
3.50% 12/1/49	100,000	70,048
4.25% 3/1/49	100,000	79,978
4.35% 11/15/45	100,000	83,327
4.50% 4/1/42	100,000	87,855
5.05% 9/1/41	100,000	96,314
Atlantic City Electric Co. 2.30% 3/15/31	50,000	45,314
Avangrid, Inc. 3.80% 6/1/29	100,000	98,691
Avista Corp. 4.35% 6/1/48	100,000	82,116
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	35,181
3.50% 8/15/46	200,000	148,157
3.75% 8/15/47	100,000	76,321
5.30% 6/1/34	250,000	258,727
6.35% 10/1/36	100,000	110,770
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	78,335
2.85% 5/15/51	150,000	93,048
3.25% 4/15/28	125,000	123,207
3.80% 7/15/48	70,000	53,013
LVIP SSGA Bond Index Fund-24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy Co. (continued)
4.60% 5/1/53	150,000	$126,295
5.95% 5/15/37	125,000	133,996
Black Hills Corp.
6.00% 1/15/35	95,000	101,312
6.15% 5/15/34	250,000	268,113
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	76,990
3.00% 2/1/27	100,000	99,148
3.35% 4/1/51	125,000	87,817
4.25% 2/1/49	50,000	41,395
4.80% 3/15/30	250,000	256,006
4.95% 8/15/35	250,000	251,781
5.05% 3/1/35	100,000	100,976
CenterPoint Energy, Inc. 2.95% 3/1/30	88,000	83,390
Cleco Corporate Holdings LLC 4.97% 5/1/46	70,000	60,706
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	104,984
CMS Energy Corp. 4.88% 3/1/44	100,000	89,340
Commonwealth Edison Co.
2.20% 3/1/30	100,000	92,598
2.75% 9/1/51	285,000	174,779
3.13% 3/15/51	100,000	66,317
3.20% 11/15/49	145,000	98,006
3.65% 6/15/46	100,000	76,397
3.70% 8/15/28	45,000	44,826
4.00% 3/1/48	250,000	198,571
4.90% 2/1/33	90,000	92,090
5.30% 6/1/34	55,000	57,284
5.65% 6/1/54	65,000	64,456
6.45% 1/15/38	100,000	111,758
Connecticut Light & Power Co.
4.65% 1/1/29	250,000	254,643
4.95% 1/15/30	250,000	256,473
4.95% 8/15/34	65,000	65,564
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	94,305
3.60% 6/15/61	200,000	136,617
3.70% 11/15/59	85,000	59,347
3.80% 5/15/28	100,000	99,724
3.95% 3/1/43	150,000	123,329
4.00% 12/1/28	100,000	100,285
4.30% 12/1/56	100,000	78,916
4.45% 3/15/44	200,000	174,351
4.50% 12/1/45	100,000	86,041
4.65% 12/1/48	100,000	86,562
5.13% 3/15/35	100,000	102,229
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc. (continued)
5.50% 12/1/39	250,000	$255,320
5.50% 3/15/55	100,000	96,940
5.85% 3/15/36	100,000	106,250
6.30% 8/15/37	20,000	22,227
6.75% 4/1/38	25,000	28,554
Constellation Energy Generation LLC
5.60% 6/15/42	292,000	292,878
6.13% 1/15/34	75,000	81,294
6.25% 10/1/39	100,000	108,346
Consumers Energy Co.
2.50% 5/1/60	85,000	46,777
3.95% 5/15/43	150,000	123,874
4.63% 5/15/33	100,000	100,297
4.65% 3/1/28	250,000	253,983
4.90% 2/15/29	250,000	256,319
Dayton Power & Light Co. 3.95% 6/15/49	95,000	70,758
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	42,123
Dominion Energy South Carolina, Inc.
5.30% 1/15/35	110,000	113,714
6.05% 1/15/38	225,000	242,004
6.25% 10/15/53	145,000	155,988
Dominion Energy, Inc.
2.25% 8/15/31	90,000	80,116
3.30% 4/15/41	30,000	22,775
4.25% 6/1/28	250,000	250,835
4.60% 3/15/49	150,000	124,948
4.90% 8/1/41	60,000	55,296
5.00% 6/15/30	155,000	159,252
5.45% 3/15/35	250,000	256,114
5.95% 6/15/35	25,000	26,618
μ6.00% 2/15/56	250,000	251,153
μ6.88% 2/1/55	250,000	259,857
DTE Electric Co.
1.90% 4/1/28	160,000	153,350
2.25% 3/1/30	150,000	139,441
3.25% 4/1/51	70,000	47,956
3.70% 6/1/46	50,000	38,400
3.75% 8/15/47	100,000	76,669
3.95% 3/1/49	70,000	54,964
4.05% 5/15/48	100,000	81,161
DTE Energy Co.
3.40% 6/15/29	98,000	95,290
4.88% 6/1/28	210,000	213,637
4.95% 7/1/27	65,000	65,856
5.05% 10/1/35	400,000	399,265
5.20% 4/1/30	120,000	123,813
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	69,039
3.45% 4/15/51	90,000	63,830
LVIP SSGA Bond Index Fund-25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Carolinas LLC (continued)
3.95% 3/15/48	150,000	$118,796
4.00% 9/30/42	150,000	125,818
4.95% 1/15/33	250,000	257,494
5.25% 3/15/35	250,000	258,359
5.30% 2/15/40	100,000	101,034
6.10% 6/1/37	170,000	183,048
Duke Energy Corp.
2.45% 6/1/30	370,000	343,030
3.15% 8/15/27	250,000	246,883
3.95% 8/15/47	200,000	154,020
4.80% 12/15/45	100,000	88,661
4.85% 1/5/29	250,000	254,898
5.00% 12/8/27	125,000	127,434
5.45% 6/15/34	145,000	150,987
5.75% 9/15/33	250,000	264,732
6.10% 9/15/53	250,000	258,957
Duke Energy Florida LLC
1.75% 6/15/30	335,000	302,203
3.20% 1/15/27	150,000	149,164
3.85% 11/15/42	100,000	82,223
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	58,641	56,778
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	78,083
3.75% 5/15/46	150,000	116,855
6.12% 10/15/35	100,000	108,233
6.45% 4/1/39	130,000	143,826
Duke Energy Ohio, Inc. 3.65% 2/1/29	100,000	98,992
Duke Energy Progress LLC
3.70% 9/1/28	100,000	99,588
4.10% 3/15/43	100,000	84,284
5.05% 3/15/35	115,000	116,930
6.30% 4/1/38	250,000	277,228
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	85,867
Edison International
5.25% 11/15/28	145,000	146,953
5.25% 3/15/32	90,000	89,979
El Paso Electric Co. 5.00% 12/1/44	150,000	133,020
Emera U.S. Finance LP 4.75% 6/15/46	105,000	89,619
Enel Chile SA 4.88% 6/12/28	150,000	152,100
Entergy Arkansas LLC
2.65% 6/15/51	65,000	38,634
3.35% 6/15/52	100,000	67,796
4.20% 4/1/49	100,000	80,724
Entergy Corp.
1.90% 6/15/28	85,000	80,607
2.40% 6/15/31	100,000	89,811
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Louisiana LLC
1.60% 12/15/30	50,000	$44,175
2.35% 6/15/32	100,000	88,193
2.90% 3/15/51	75,000	46,959
3.10% 6/15/41	100,000	75,997
3.25% 4/1/28	150,000	147,935
4.00% 3/15/33	95,000	91,570
4.20% 4/1/50	100,000	79,866
4.95% 1/15/45	110,000	100,570
5.15% 9/15/34	155,000	158,457
5.80% 3/15/55	175,000	175,868
Entergy Mississippi LLC
2.85% 6/1/28	50,000	48,704
3.85% 6/1/49	25,000	19,062
Entergy Texas, Inc.
3.55% 9/30/49	50,000	35,647
5.25% 4/15/35	145,000	148,714
5.80% 9/1/53	140,000	139,699
Evergy Kansas Central, Inc.
4.25% 12/1/45	50,000	41,595
5.25% 3/15/35	100,000	101,937
Evergy Metro, Inc.
2.25% 6/1/30	150,000	138,311
4.20% 6/15/47	100,000	81,215
Eversource Energy
2.55% 3/15/31	250,000	226,030
2.90% 3/1/27	100,000	98,612
3.30% 1/15/28	100,000	98,219
3.38% 3/1/32	100,000	92,472
4.25% 4/1/29	75,000	74,801
5.45% 3/1/28	365,000	374,131
Exelon Corp.
2.75% 3/15/27	100,000	98,486
3.35% 3/15/32	100,000	93,556
4.10% 3/15/52	40,000	30,865
4.45% 4/15/46	100,000	83,889
4.95% 6/15/35	105,000	104,621
5.10% 6/15/45	105,000	97,086
5.15% 3/15/28	50,000	51,082
5.30% 3/15/33	100,000	103,834
5.60% 3/15/53	100,000	96,916
FirstEnergy Transmission LLC
4.55% 1/15/30	85,000	85,658
5.00% 1/15/35	65,000	65,129
Florida Power & Light Co.
3.70% 12/1/47	100,000	76,900
3.80% 12/15/42	100,000	82,122
4.05% 6/1/42	150,000	128,123
4.13% 6/1/48	100,000	81,491
4.80% 5/15/33	250,000	254,858
5.05% 4/1/28	145,000	148,662
5.10% 4/1/33	160,000	165,703
5.30% 6/15/34	500,000	523,737
5.30% 4/1/53	165,000	158,008
LVIP SSGA Bond Index Fund-26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light Co. (continued)
5.69% 3/1/40	50,000	$52,569
5.70% 3/15/55	110,000	111,456
5.80% 3/15/65	155,000	157,456
5.96% 4/1/39	100,000	107,851
Georgia Power Co.
2.65% 9/15/29	105,000	99,904
3.25% 3/15/51	285,000	194,224
3.70% 1/30/50	40,000	29,901
4.00% 10/1/28	500,000	502,765
4.30% 3/15/42	200,000	175,007
4.30% 3/15/43	100,000	86,310
4.55% 3/15/30	100,000	101,601
4.65% 5/16/28	250,000	253,913
4.75% 9/1/40	100,000	94,818
4.85% 3/15/31	155,000	159,029
Hydro-Quebec 8.50% 12/1/29	115,000	132,536
Iberdrola International BV 6.75% 7/15/36	100,000	113,809
Idaho Power Co. 5.20% 8/15/34	180,000	185,137
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	76,571
3.85% 5/15/28	150,000	149,730
4.25% 8/15/48	50,000	40,420
Interstate Power & Light Co.
2.30% 6/1/30	25,000	22,950
3.50% 9/30/49	50,000	35,645
3.60% 4/1/29	200,000	195,929
4.95% 9/30/34	85,000	84,623
5.70% 10/15/33	105,000	110,160
6.25% 7/15/39	130,000	138,832
ITC Holdings Corp. 3.35% 11/15/27	100,000	98,907
Jersey Central Power & Light Co. 5.10% 1/15/35	60,000	60,674
Kentucky Utilities Co.
3.30% 6/1/50	105,000	72,282
5.13% 11/1/40	100,000	97,977
MidAmerican Energy Co.
3.10% 5/1/27	100,000	99,032
3.65% 4/15/29	50,000	49,407
3.95% 8/1/47	100,000	79,159
4.25% 7/15/49	50,000	40,951
4.40% 10/15/44	100,000	86,353
5.35% 1/15/34	125,000	130,491
5.75% 11/1/35	25,000	26,661
Mississippi Power Co. 3.95% 3/30/28	100,000	99,909
National Grid PLC 5.42% 1/11/34	250,000	258,585
National Rural Utilities Cooperative Finance Corp.
1.35% 3/15/31	125,000	107,932
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
2.40% 3/15/30	195,000	$182,046
3.05% 4/25/27	100,000	98,926
4.02% 11/1/32	100,000	97,099
4.30% 12/10/30	200,000	200,457
4.85% 2/7/29	250,000	255,741
5.80% 1/15/33	85,000	91,141
8.00% 3/1/32	150,000	176,596
Nevada Power Co.
2.40% 5/1/30	100,000	92,399
3.13% 8/1/50	65,000	42,336
3.70% 5/1/29	75,000	73,872
6.00% 3/15/54	80,000	81,967
6.75% 7/1/37	100,000	111,796
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	195,769
2.44% 1/15/32	200,000	178,109
2.75% 11/1/29	320,000	304,778
3.00% 1/15/52	200,000	126,750
3.50% 4/1/29	150,000	147,017
4.63% 7/15/27	200,000	202,145
5.00% 7/15/32	60,000	61,456
5.05% 2/28/33	250,000	255,862
5.25% 2/28/53	145,000	134,989
5.30% 3/15/32	500,000	520,750
μ5.65% 5/1/79	100,000	100,976
Northern States Power Co.
2.25% 4/1/31	100,000	90,777
2.90% 3/1/50	60,000	39,331
3.20% 4/1/52	60,000	41,035
3.60% 9/15/47	100,000	75,313
5.35% 11/1/39	40,000	40,506
5.65% 6/15/54	250,000	251,670
6.20% 7/1/37	100,000	110,026
NorthWestern Corp. 4.18% 11/15/44	150,000	123,906
NSTAR Electric Co.
1.95% 8/15/31	100,000	88,120
3.20% 5/15/27	100,000	99,061
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	111,085
5.95% 11/1/39	100,000	104,608
Ohio Edison Co. 6.88% 7/15/36	100,000	114,354
Ohio Power Co.
1.63% 1/15/31	100,000	87,756
4.15% 4/1/48	100,000	78,964
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	96,467
4.15% 4/1/47	50,000	40,377
5.60% 4/1/53	250,000	244,863
LVIP SSGA Bond Index Fund-27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
3.70% 11/15/28	200,000	$198,673
3.75% 4/1/45	100,000	78,327
4.10% 11/15/48	100,000	80,279
4.55% 12/1/41	150,000	135,822
4.65% 11/1/29	110,000	111,795
5.30% 6/1/42	200,000	195,083
5.35% 4/1/35	105,000	108,251
5.55% 6/15/54	175,000	169,854
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	82,403
2.50% 2/1/31	250,000	224,990
3.25% 6/1/31	185,000	172,140
3.30% 8/1/40	150,000	113,543
3.50% 8/1/50	410,000	276,463
4.20% 3/1/29	70,000	69,561
4.20% 6/1/41	115,000	95,808
4.40% 3/1/32	100,000	97,563
4.95% 7/1/50	600,000	507,139
5.00% 6/4/28	600,000	610,285
5.25% 3/1/52	100,000	87,190
5.90% 10/1/54	170,000	162,929
6.10% 10/15/55	200,000	196,278
6.15% 1/15/33	125,000	132,637
6.75% 1/15/53	300,000	319,058
PacifiCorp
3.50% 6/15/29	65,000	63,100
4.10% 2/1/42	100,000	79,047
4.13% 1/15/49	70,000	52,174
4.15% 2/15/50	100,000	74,151
5.35% 12/1/53	300,000	263,029
5.45% 2/15/34	350,000	355,084
5.75% 4/1/37	100,000	101,342
6.00% 1/15/39	100,000	101,671
6.35% 7/15/38	25,000	26,146
7.70% 11/15/31	100,000	113,765
PECO Energy Co.
2.80% 6/15/50	290,000	181,493
3.00% 9/15/49	40,000	26,251
3.05% 3/15/51	30,000	19,567
5.95% 10/1/36	100,000	108,113
PG&E Recovery Funding LLC 5.53% 6/1/51	563,000	562,215
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/39	250,000	247,362
Potomac Electric Power Co. 4.15% 3/15/43	100,000	84,533
PPL Capital Funding, Inc. 5.25% 9/1/34	115,000	117,771
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	83,581
4.85% 2/15/34	155,000	156,639
5.00% 5/15/33	145,000	148,444
5.25% 5/15/53	85,000	81,438
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PPL Electric Utilities Corp. (continued)
6.25% 5/15/39	30,000	$32,888
Progress Energy, Inc. 7.75% 3/1/31	150,000	171,704
Public Service Co. of Colorado
1.90% 1/15/31	150,000	133,485
2.70% 1/15/51	150,000	90,301
3.20% 3/1/50	65,000	44,267
4.05% 9/15/49	50,000	39,038
5.35% 5/15/34	255,000	262,011
5.75% 5/15/54	100,000	100,081
6.25% 9/1/37	100,000	109,111
Public Service Electric & Gas Co.
2.05% 8/1/50	100,000	53,992
3.00% 3/1/51	100,000	65,469
3.60% 12/1/47	50,000	37,519
3.70% 5/1/28	100,000	99,599
3.80% 3/1/46	100,000	78,862
3.85% 5/1/49	125,000	96,206
4.05% 5/1/48	100,000	80,586
4.85% 8/1/34	250,000	252,025
5.30% 8/1/54	190,000	181,566
5.50% 3/1/40	100,000	102,419
Public Service Enterprise Group, Inc.
1.60% 8/15/30	100,000	88,630
5.88% 10/15/28	250,000	261,025
6.13% 10/15/33	125,000	134,506
Puget Energy, Inc. 5.73% 3/15/35	90,000	92,354
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	66,597
4.22% 6/15/48	65,000	52,896
5.33% 6/15/34	195,000	200,678
5.64% 4/15/41	80,000	79,922
5.80% 3/15/40	100,000	103,712
San Diego Gas & Electric Co.
4.10% 6/15/49	100,000	79,129
4.15% 5/15/48	100,000	80,383
4.95% 8/15/28	200,000	204,971
5.35% 4/1/53	155,000	146,419
5.40% 4/15/35	185,000	191,487
Sempra
3.40% 2/1/28	95,000	93,553
3.70% 4/1/29	180,000	177,158
3.80% 2/1/38	150,000	128,904
4.00% 2/1/48	95,000	72,500
6.00% 10/15/39	125,000	130,131
Southern California Edison Co.
2.25% 6/1/30	70,000	63,496
2.85% 8/1/29	155,000	146,793
3.65% 3/1/28	100,000	98,846
LVIP SSGA Bond Index Fund-28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
3.90% 3/15/43	100,000	$76,873
4.00% 4/1/47	300,000	224,969
4.13% 3/1/48	150,000	113,848
4.20% 3/1/29	100,000	99,385
4.50% 9/1/40	100,000	87,447
4.88% 3/1/49	100,000	83,852
5.25% 3/15/30	95,000	97,431
5.45% 6/1/31	165,000	170,621
5.45% 3/1/35	250,000	253,468
5.90% 3/1/55	125,000	120,678
5.95% 11/1/32	200,000	211,576
5.95% 2/1/38	25,000	25,535
6.65% 4/1/29	100,000	104,779
Southern Co.
4.25% 7/1/36	85,000	79,660
5.11% 8/1/27	100,000	101,599
Southern Power Co.
4.95% 12/15/46	100,000	89,182
5.25% 7/15/43	120,000	114,449
Southwestern Electric Power Co.
3.85% 2/1/48	100,000	74,449
6.20% 3/15/40	200,000	212,327
Southwestern Public Service Co.
4.40% 11/15/48	100,000	83,283
6.00% 6/1/54	180,000	183,892
Tampa Electric Co.
4.35% 5/15/44	50,000	42,735
4.45% 6/15/49	100,000	83,511
5.15% 3/1/35	250,000	253,510
Tucson Electric Power Co. 1.50% 8/1/30	90,000	80,021
Union Electric Co.
2.63% 3/15/51	250,000	150,694
2.95% 6/15/27	100,000	98,947
3.50% 3/15/29	100,000	98,255
3.65% 4/15/45	100,000	77,514
3.90% 9/15/42	100,000	82,113
4.00% 4/1/48	100,000	79,345
8.45% 3/15/39	80,000	103,484
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	177,784
2.95% 11/15/51	200,000	125,797
3.30% 12/1/49	100,000	68,868
3.50% 3/15/27	150,000	149,277
3.80% 4/1/28	100,000	99,629
3.80% 9/15/47	100,000	76,531
4.00% 11/15/46	45,000	35,780
4.60% 12/1/48	115,000	98,710
4.65% 8/15/43	150,000	134,298
5.55% 8/15/54	85,000	82,394
6.00% 5/15/37	25,000	26,867
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co. (continued)
6.35% 11/30/37	100,000	$109,791
8.88% 11/15/38	100,000	133,607
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	143,374
1.80% 10/15/30	52,000	46,250
4.75% 1/15/28	100,000	101,485
Wisconsin Electric Power Co. 4.30% 10/15/48	45,000	37,181
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	43,807
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	179,391
Xcel Energy, Inc.
4.75% 3/21/28	80,000	81,037
5.45% 8/15/33	200,000	206,442
		54,650,936
Electrical Components & Equipment–0.02%
Emerson Electric Co.
1.80% 10/15/27	45,000	43,537
2.00% 12/21/28	200,000	189,696
2.75% 10/15/50	30,000	19,098
5.00% 3/15/35	210,000	215,289
5.25% 11/15/39	50,000	51,000
		518,620
Electronics–0.17%
Allegion PLC 3.50% 10/1/29	50,000	48,741
Allegion U.S. Holding Co., Inc. 5.60% 5/29/34	150,000	156,565
Amphenol Corp.
2.20% 9/15/31	60,000	53,591
4.13% 11/15/30	600,000	596,853
4.35% 6/1/29	75,000	75,726
5.00% 1/15/35	185,000	188,441
5.05% 4/5/27	170,000	172,349
Arrow Electronics, Inc.
3.88% 1/12/28	200,000	198,540
5.15% 8/21/29	160,000	163,647
Avnet, Inc. 5.50% 6/1/32	100,000	101,404
Flex Ltd.
4.88% 6/15/29	75,000	76,029
6.00% 1/15/28	210,000	216,770
Fortive Corp. 4.30% 6/15/46	50,000	41,216
Honeywell International, Inc.
1.10% 3/1/27	200,000	193,866
1.75% 9/1/31	160,000	139,884
1.95% 6/1/30	250,000	228,010
2.70% 8/15/29	60,000	57,256
2.80% 6/1/50	100,000	65,342
4.25% 1/15/29	160,000	161,137
4.95% 2/15/28	180,000	183,769
5.25% 3/1/54	500,000	472,548
LVIP SSGA Bond Index Fund-29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Hubbell, Inc. 2.30% 3/15/31	60,000	$54,643
Jabil, Inc.
3.00% 1/15/31	50,000	46,587
3.60% 1/15/30	50,000	48,493
3.95% 1/12/28	110,000	109,740
4.25% 5/15/27	50,000	50,070
Keysight Technologies, Inc.
4.60% 4/6/27	60,000	60,310
5.35% 7/30/30	125,000	130,362
TD SYNNEX Corp. 6.10% 4/12/34	65,000	68,683
Trimble, Inc.
4.90% 6/15/28	100,000	101,445
6.10% 3/15/33	125,000	134,593
Tyco Electronics Group SA 2.50% 2/4/32	85,000	76,191
		4,472,801
Environmental Control–0.10%
Republic Services, Inc.
1.45% 2/15/31	200,000	174,312
1.75% 2/15/32	100,000	86,258
3.38% 11/15/27	60,000	59,538
3.95% 5/15/28	150,000	150,252
5.00% 11/15/29	100,000	103,460
5.15% 3/15/35	180,000	185,764
5.20% 11/15/34	100,000	103,539
Waste Connections, Inc.
2.20% 1/15/32	115,000	101,527
2.95% 1/15/52	115,000	74,461
3.20% 6/1/32	65,000	60,492
3.50% 5/1/29	150,000	147,536
Waste Management, Inc.
1.15% 3/15/28	30,000	28,287
1.50% 3/15/31	30,000	26,204
2.50% 11/15/50	20,000	11,937
3.15% 11/15/27	100,000	98,833
4.15% 4/15/32	200,000	198,224
4.65% 3/15/30	250,000	254,841
4.88% 2/15/29	250,000	256,413
4.95% 7/3/31	110,000	113,863
4.95% 3/15/35	165,000	167,579
5.35% 10/15/54	100,000	97,420
		2,500,740
Food–0.34%
Campbell's Co.
4.15% 3/15/28	200,000	199,972
4.80% 3/15/48	65,000	56,206
5.40% 3/21/34	40,000	40,741
Conagra Brands, Inc.
1.38% 11/1/27	100,000	95,072
4.85% 11/1/28	165,000	166,920
5.30% 11/1/38	50,000	47,737
5.40% 11/1/48	105,000	94,063
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Conagra Brands, Inc. (continued)
8.25% 9/15/30	100,000	$114,617
Flowers Foods, Inc. 2.40% 3/15/31	45,000	39,760
General Mills, Inc.
3.00% 2/1/51	95,000	61,435
4.20% 4/17/28	75,000	75,244
4.88% 1/30/30	180,000	184,087
4.95% 3/29/33	70,000	71,014
5.25% 1/30/35	250,000	255,158
5.50% 10/17/28	115,000	119,270
Hershey Co.
2.45% 11/15/29	50,000	47,158
3.13% 11/15/49	50,000	34,266
4.55% 2/24/28	40,000	40,629
4.75% 2/24/30	100,000	102,709
4.95% 2/24/32	100,000	103,663
5.10% 2/24/35	100,000	102,791
Hormel Foods Corp. 1.80% 6/11/30	85,000	76,720
Ingredion, Inc. 3.90% 6/1/50	200,000	149,716
J.M. Smucker Co.
4.25% 3/15/35	100,000	94,147
4.38% 3/15/45	50,000	41,797
5.90% 11/15/28	125,000	130,964
6.20% 11/15/33	125,000	135,496
6.50% 11/15/43	115,000	123,407
6.50% 11/15/53	145,000	156,887
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75% 4/1/33	244,000	254,910
6.50% 12/1/52	165,000	170,104
6.75% 3/15/34	233,000	257,419
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50% 1/15/36	250,000	254,039
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38% 2/25/55	50,000	50,830
Kellanova
3.40% 11/15/27	200,000	198,246
4.30% 5/15/28	150,000	150,946
4.50% 4/1/46	100,000	88,097
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	150,150
Kraft Heinz Foods Co.
4.38% 6/1/46	1,000,000	826,120
5.20% 3/15/32	190,000	195,381
5.40% 3/15/35	300,000	308,222
Kroger Co.
1.70% 1/15/31	125,000	110,137
5.00% 9/15/34	115,000	115,635
LVIP SSGA Bond Index Fund-30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co. (continued)
5.00% 4/15/42	100,000	$93,242
5.50% 9/15/54	60,000	57,138
5.65% 9/15/64	90,000	85,851
6.90% 4/15/38	100,000	114,837
7.50% 4/1/31	250,000	285,066
McCormick & Co., Inc.
3.40% 8/15/27	150,000	148,662
4.20% 8/15/47	20,000	16,220
Mondelez International, Inc.
1.88% 10/15/32	180,000	154,950
2.63% 9/4/50	360,000	214,801
2.75% 4/13/30	135,000	127,100
4.75% 8/28/34	125,000	124,402
Pilgrim's Pride Corp.
6.25% 7/1/33	145,000	155,007
6.88% 5/15/34	250,000	277,260
Sysco Corp.
2.40% 2/15/30	35,000	32,574
3.25% 7/15/27	200,000	198,032
3.30% 2/15/50	35,000	24,367
4.45% 3/15/48	100,000	84,656
4.50% 4/1/46	75,000	64,428
4.85% 10/1/45	85,000	76,646
Tyson Foods, Inc.
3.55% 6/2/27	155,000	153,917
4.35% 3/1/29	130,000	130,334
5.10% 9/28/48	40,000	36,872
		8,748,244
Forest Products & Paper–0.03%
International Paper Co.
4.80% 6/15/44	149,000	131,276
6.00% 11/15/41	135,000	139,841
Suzano Austria GmbH
2.50% 9/15/28	125,000	118,314
3.75% 1/15/31	205,000	193,436
6.00% 1/15/29	200,000	205,979
		788,846
Gas–0.18%
Atmos Energy Corp.
1.50% 1/15/31	250,000	219,277
3.00% 6/15/27	65,000	64,362
3.38% 9/15/49	55,000	38,608
4.13% 10/15/44	150,000	126,483
4.13% 3/15/49	155,000	123,814
6.20% 11/15/53	125,000	134,887
CenterPoint Energy Resources Corp.
4.00% 4/1/28	100,000	99,856
5.25% 3/1/28	250,000	256,198
5.85% 1/15/41	115,000	119,571
National Fuel Gas Co. 3.95% 9/15/27	200,000	199,220
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
NiSource, Inc.
1.70% 2/15/31	175,000	$153,564
2.95% 9/1/29	100,000	95,955
3.49% 5/15/27	100,000	99,352
3.95% 3/30/48	150,000	116,988
4.38% 5/15/47	100,000	82,879
4.80% 2/15/44	100,000	89,971
5.25% 2/15/43	59,000	56,500
5.40% 6/30/33	150,000	155,553
5.85% 4/1/55	65,000	64,795
ONE Gas, Inc.
4.66% 2/1/44	50,000	44,392
5.10% 4/1/29	165,000	169,829
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	97,749
3.64% 11/1/46	50,000	37,315
4.65% 8/1/43	50,000	44,585
Southern California Gas Co.
2.95% 4/15/27	110,000	108,807
3.95% 2/15/50	50,000	38,383
4.13% 6/1/48	100,000	79,710
5.05% 9/1/34	95,000	96,522
6.00% 6/15/55	500,000	513,368
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	221,187
4.40% 6/1/43	100,000	85,604
4.40% 5/30/47	200,000	166,635
4.95% 9/15/34	250,000	250,695
5.88% 3/15/41	70,000	72,260
Southwest Gas Corp.
3.18% 8/15/51	140,000	95,554
3.70% 4/1/28	100,000	99,093
5.80% 12/1/27	50,000	51,549
Washington Gas Light Co.
3.65% 9/15/49	40,000	29,060
3.80% 9/15/46	70,000	54,227
		4,654,357
Hand Machine Tools–0.01%
Kennametal, Inc. 2.80% 3/1/31	125,000	114,333
Snap-on, Inc. 4.10% 3/1/48	85,000	69,622
Stanley Black & Decker, Inc. 5.20% 9/1/40	100,000	97,342
		281,297
Health Care Products–0.25%
Abbott Laboratories
1.15% 1/30/28	45,000	42,794
1.40% 6/30/30	40,000	35,772
4.90% 11/30/46	400,000	376,621
6.00% 4/1/39	50,000	54,946
6.15% 11/30/37	50,000	55,903
LVIP SSGA Bond Index Fund-31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	$105,094
4.75% 9/9/34	250,000	249,434
Baxter International, Inc.
1.73% 4/1/31	65,000	55,663
1.92% 2/1/27	200,000	195,161
2.54% 2/1/32	200,000	174,283
3.13% 12/1/51	150,000	94,284
3.50% 8/15/46	100,000	70,877
Boston Scientific Corp.
2.65% 6/1/30	100,000	94,097
4.55% 3/1/39	100,000	95,215
4.70% 3/1/49	105,000	94,165
Danaher Corp.
2.60% 10/1/50	190,000	115,965
2.80% 12/10/51	200,000	126,003
4.38% 9/15/45	115,000	100,392
DH Europe Finance II SARL
2.60% 11/15/29	65,000	61,595
3.25% 11/15/39	100,000	81,908
GE HealthCare Technologies, Inc.
4.80% 8/14/29	115,000	117,548
4.80% 1/15/31	700,000	712,940
Koninklijke Philips NV
5.00% 3/15/42	100,000	92,178
6.88% 3/11/38	50,000	56,127
Medtronic, Inc.
4.38% 3/15/35	108,000	105,924
4.63% 3/15/45	179,000	163,822
Revvity, Inc.
2.25% 9/15/31	180,000	158,489
3.63% 3/15/51	160,000	113,723
Smith & Nephew PLC 2.03% 10/14/30	100,000	89,919
Solventum Corp. 5.60% 3/23/34	400,000	416,197
Stryker Corp.
3.65% 3/7/28	200,000	198,865
4.25% 9/11/29	250,000	251,365
4.38% 5/15/44	100,000	86,577
4.63% 3/15/46	95,000	84,826
Thermo Fisher Scientific, Inc.
4.10% 8/15/47	100,000	83,147
4.20% 3/1/31	300,000	299,851
4.95% 11/21/32	125,000	129,116
5.09% 8/10/33	250,000	259,494
5.20% 1/31/34	125,000	130,369
5.30% 2/1/44	200,000	197,193
5.40% 8/10/43	105,000	105,619
Zimmer Biomet Holdings, Inc.
5.20% 9/15/34	200,000	203,849
5.35% 12/1/28	140,000	144,739
		6,482,049
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.89%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	$71,494
3.83% 8/15/28	35,000	34,930
4.27% 8/15/48	30,000	25,115
Aetna, Inc.
6.63% 6/15/36	100,000	110,017
6.75% 12/15/37	100,000	110,090
AHS Hospital Corp.
2.78% 7/1/51	40,000	24,730
5.02% 7/1/45	50,000	46,827
Ascension Health
3.11% 11/15/39	45,000	35,808
3.95% 11/15/46	185,000	150,489
Banner Health
1.90% 1/1/31	40,000	35,796
2.34% 1/1/30	75,000	69,999
2.91% 1/1/51	50,000	31,952
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	22,409
2.84% 11/15/50	45,000	28,491
3.97% 11/15/46	50,000	40,439
4.19% 11/15/45	95,000	79,635
Bon Secours Mercy Health, Inc. 4.30% 7/1/28	25,000	25,111
Centene Corp.
2.50% 3/1/31	600,000	518,143
4.63% 12/15/29	750,000	727,458
Children's Health System of Texas 2.51% 8/15/50	105,000	61,848
Children's Hospital Corp. 4.12% 1/1/47	65,000	53,885
Children's Hospital Medical Center 4.27% 5/15/44	50,000	43,858
Cigna Group
2.38% 3/15/31	120,000	108,610
2.40% 3/15/30	150,000	139,214
3.20% 3/15/40	105,000	82,943
3.40% 3/15/50	85,000	59,437
3.40% 3/15/51	80,000	55,585
3.88% 10/15/47	150,000	115,468
4.80% 8/15/38	145,000	138,840
4.88% 9/15/32	300,000	303,904
4.90% 12/15/48	145,000	129,273
5.25% 2/15/34	250,000	257,127
5.25% 1/15/36	300,000	305,402
5.40% 3/15/33	250,000	260,346
5.60% 2/15/54	105,000	101,826
6.13% 11/15/41	300,000	317,192
City of Hope 4.38% 8/15/48	75,000	61,507
CommonSpirit Health
2.78% 10/1/30	65,000	60,490
3.35% 10/1/29	40,000	38,655
3.82% 10/1/49	40,000	29,948
LVIP SSGA Bond Index Fund-32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CommonSpirit Health (continued)
3.91% 10/1/50	150,000	$112,030
4.19% 10/1/49	70,000	54,901
4.35% 11/1/42	400,000	346,171
Corewell Health Obligated Group 3.49% 7/15/49	50,000	35,867
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	77,341
Duke University Health System, Inc. 3.92% 6/1/47	75,000	60,293
Elevance Health, Inc.
2.25% 5/15/30	50,000	45,906
2.55% 3/15/31	200,000	182,600
3.13% 5/15/50	65,000	42,512
3.60% 3/15/51	115,000	81,874
4.00% 9/15/28	200,000	199,698
4.10% 3/1/28	350,000	350,330
4.10% 5/15/32	200,000	194,610
4.38% 12/1/47	125,000	103,755
4.60% 9/15/32	200,000	199,897
4.63% 5/15/42	100,000	89,977
4.65% 1/15/43	125,000	112,014
4.65% 8/15/44	100,000	88,135
4.75% 2/15/33	250,000	250,770
5.20% 2/15/35	115,000	117,466
5.38% 6/15/34	155,000	160,179
5.50% 10/15/32	200,000	210,552
5.70% 2/15/55	115,000	112,144
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	181,278
4.50% 7/1/57	100,000	84,077
HCA, Inc.
2.38% 7/15/31	150,000	134,489
3.13% 3/15/27	70,000	69,267
3.50% 7/15/51	150,000	101,670
3.63% 3/15/32	150,000	141,679
4.13% 6/15/29	485,000	483,355
4.38% 3/15/42	50,000	42,639
4.50% 2/15/27	160,000	160,348
4.63% 3/15/52	575,000	469,580
5.00% 3/1/28	65,000	66,212
5.13% 6/15/39	50,000	48,285
5.25% 3/1/30	110,000	113,556
5.25% 6/15/49	200,000	180,754
5.45% 4/1/31	260,000	271,362
5.45% 9/15/34	85,000	87,469
5.50% 3/1/32	125,000	130,258
5.50% 6/15/47	200,000	189,002
5.75% 3/1/35	200,000	209,922
5.95% 9/15/54	175,000	172,882
6.20% 3/1/55	125,000	127,392
Humana, Inc.
1.35% 2/3/27	55,000	53,387
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
2.15% 2/3/32	55,000	$47,675
3.70% 3/23/29	125,000	122,731
4.63% 12/1/42	175,000	150,578
5.55% 5/1/35	215,000	219,504
5.75% 3/1/28	100,000	103,103
5.88% 3/1/33	100,000	105,042
6.00% 5/1/55	300,000	291,324
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	43,895
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	72,411
IQVIA, Inc. 6.25% 2/1/29	140,000	147,577
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	55,958
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	123,977
3.27% 11/1/49	185,000	128,994
4.15% 5/1/47	105,000	87,337
Laboratory Corp. of America Holdings
3.60% 9/1/27	100,000	99,545
4.70% 2/1/45	500,000	444,588
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	34,462
3.34% 7/1/60	65,000	42,278
3.77% 7/1/48	40,000	30,817
Mayo Clinic
3.20% 11/15/61	200,000	125,940
4.13% 11/15/52	100,000	80,877
McLaren Health Care Corp. 4.39% 5/15/48	65,000	54,599
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	72,179
4.20% 7/1/55	127,000	103,079
Methodist Hospital 2.71% 12/1/50	300,000	184,914
Montefiore Obligated Group 5.25% 11/1/48	70,000	57,554
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	34,989
3.95% 8/1/19	35,000	23,942
4.02% 8/1/45	75,000	61,870
4.06% 8/1/56	50,000	38,909
Northwell Healthcare, Inc. 4.26% 11/1/47	150,000	123,162
Novant Health, Inc.
3.17% 11/1/51	85,000	56,618
3.32% 11/1/61	70,000	44,942
LVIP SSGA Bond Index Fund-33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	$73,338
NYU Langone Hospitals
3.38% 7/1/55	100,000	68,403
4.37% 7/1/47	100,000	86,994
Orlando Health Obligated Group
3.33% 10/1/50	125,000	88,145
4.09% 10/1/48	45,000	36,559
PeaceHealth Obligated Group 3.22% 11/15/50	65,000	41,955
Providence St. Joseph Health Obligated Group
2.70% 10/1/51	75,000	44,315
3.74% 10/1/47	100,000	75,928
5.40% 10/1/33	200,000	206,192
Quest Diagnostics, Inc.
4.63% 12/15/29	250,000	254,239
5.00% 12/15/34	250,000	252,836
Seattle Children's Hospital 2.72% 10/1/50	185,000	114,209
SSM Health Care Corp. 3.82% 6/1/27	71,000	70,988
Stanford Health Care 3.80% 11/15/48	30,000	23,258
Sutter Health
2.29% 8/15/30	110,000	101,161
3.16% 8/15/40	100,000	78,881
3.36% 8/15/50	110,000	76,909
Texas Health Resources 4.33% 11/15/55	30,000	24,641
Toledo Hospital 5.75% 11/15/38	200,000	202,819
Trinity Health Corp.
2.63% 12/1/40	50,000	36,491
4.13% 12/1/45	25,000	20,903
UnitedHealth Group, Inc.
2.30% 5/15/31	200,000	180,362
2.75% 5/15/40	250,000	186,967
2.88% 8/15/29	155,000	148,841
2.90% 5/15/50	250,000	159,627
2.95% 10/15/27	250,000	246,490
3.05% 5/15/41	200,000	151,639
3.25% 5/15/51	200,000	134,987
3.38% 4/15/27	150,000	149,106
3.45% 1/15/27	100,000	99,599
3.50% 8/15/39	115,000	95,756
3.70% 8/15/49	135,000	100,235
3.75% 10/15/47	200,000	152,709
3.85% 6/15/28	200,000	199,788
3.88% 12/15/28	50,000	49,961
3.88% 8/15/59	150,000	107,669
4.00% 5/15/29	195,000	194,806
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
4.20% 1/15/47	55,000	$45,109
4.25% 1/15/29	250,000	251,844
4.25% 3/15/43	100,000	85,747
4.25% 6/15/48	150,000	122,748
4.38% 3/15/42	100,000	87,920
4.50% 4/15/33	250,000	248,568
4.80% 1/15/30	250,000	256,058
4.95% 1/15/32	200,000	205,012
5.00% 4/15/34	250,000	254,034
5.05% 4/15/53	250,000	225,494
5.15% 7/15/34	150,000	153,637
5.20% 4/15/63	250,000	223,875
5.25% 2/15/28	180,000	184,918
5.35% 2/15/33	250,000	260,464
5.38% 4/15/54	145,000	136,814
5.50% 7/15/44	200,000	198,515
5.63% 7/15/54	150,000	147,123
5.75% 7/15/64	70,000	68,341
5.88% 2/15/53	90,000	90,751
Universal Health Services, Inc. 2.65% 1/15/32	50,000	44,149
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	62,792
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	29,208
		22,798,373
Home Builders–0.03%
DR Horton, Inc.
1.40% 10/15/27	250,000	239,260
5.00% 10/15/34	105,000	106,210
Meritage Homes Corp. 5.65% 3/15/35	105,000	107,276
NVR, Inc. 3.00% 5/15/30	195,000	184,565
Sekisui House U.S., Inc. 3.97% 8/6/61	200,000	134,335
		771,646
Home Furnishings–0.01%
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	98,570
3.50% 11/15/51	150,000	98,569
		197,139
Household Products Wares–0.06%
Avery Dennison Corp.
2.25% 2/15/32	100,000	87,900
4.88% 12/6/28	100,000	102,126
5.75% 3/15/33	250,000	264,897
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	98,836
3.95% 8/1/47	100,000	79,605
LVIP SSGA Bond Index Fund-34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Clorox Co.
3.90% 5/15/28	100,000	$100,046
4.60% 5/1/32	200,000	201,797
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	81,274
2.88% 2/7/50	45,000	29,748
3.20% 7/30/46	50,000	35,671
3.90% 5/4/47	100,000	78,550
5.30% 3/1/41	200,000	201,430
6.63% 8/1/37	100,000	115,128
		1,477,008
Insurance–0.73%
Aflac, Inc. 4.75% 1/15/49	100,000	88,129
Alleghany Corp. 4.90% 9/15/44	95,000	86,465
Allstate Corp.
1.45% 12/15/30	100,000	87,184
4.20% 12/15/46	150,000	123,495
4.50% 6/15/43	100,000	87,528
5.55% 5/9/35	150,000	157,134
American Financial Group, Inc. 4.50% 6/15/47	150,000	125,695
American International Group, Inc.
4.38% 6/30/50	130,000	108,510
4.75% 4/1/48	200,000	177,791
5.45% 5/7/35	300,000	312,514
Aon Corp.
2.80% 5/15/30	150,000	141,628
3.75% 5/2/29	100,000	98,895
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	88,331
2.85% 5/28/27	70,000	68,940
2.90% 8/23/51	100,000	62,198
3.90% 2/28/52	85,000	63,592
Aon Global Ltd. 4.75% 5/15/45	100,000	88,849
Aon North America, Inc. 5.45% 3/1/34	500,000	519,608
Arch Capital Finance LLC 5.03% 12/15/46	100,000	93,148
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	99,595
Arthur J Gallagher & Co.
4.60% 12/15/27	55,000	55,571
4.85% 12/15/29	85,000	86,978
5.00% 2/15/32	85,000	86,895
5.15% 2/15/35	140,000	141,465
5.45% 7/15/34	250,000	259,142
5.50% 3/2/33	155,000	161,212
5.55% 2/15/55	130,000	124,767
Assurant, Inc. 4.90% 3/27/28	100,000	101,201
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Assured Guaranty U.S. Holdings, Inc. 6.13% 9/15/28	95,000	$99,797
Athene Holding Ltd.
3.50% 1/15/31	20,000	18,896
3.95% 5/25/51	125,000	87,337
4.13% 1/12/28	150,000	149,851
6.63% 5/19/55	250,000	254,620
6.65% 2/1/33	100,000	108,338
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	98,948
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	142,613
2.30% 3/15/27	200,000	196,850
2.50% 1/15/51	140,000	83,613
2.85% 10/15/50	180,000	115,782
2.88% 3/15/32	200,000	186,363
3.85% 3/15/52	200,000	153,901
4.25% 1/15/49	100,000	83,846
4.30% 5/15/43	100,000	88,902
4.40% 5/15/42	100,000	91,833
5.75% 1/15/40	100,000	108,487
Brighthouse Financial, Inc. 4.70% 6/22/47	200,000	147,168
Brown & Brown, Inc.
2.38% 3/15/31	85,000	76,212
4.20% 3/17/32	65,000	62,896
4.50% 3/15/29	100,000	100,359
4.70% 6/23/28	400,000	404,795
4.95% 3/17/52	100,000	87,213
Chubb INA Holdings LLC
1.38% 9/15/30	415,000	365,649
4.15% 3/13/43	100,000	86,037
6.00% 5/11/37	100,000	108,549
6.50% 5/15/38	200,000	226,123
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	106,513
CNA Financial Corp.
2.05% 8/15/30	20,000	17,982
3.90% 5/1/29	40,000	39,603
5.13% 2/15/34	90,000	90,525
Corebridge Financial, Inc.
5.75% 1/15/34	350,000	365,922
6.05% 9/15/33	350,000	371,401
Enstar Group Ltd. 3.10% 9/1/31	95,000	85,381
Equitable Holdings, Inc. 5.59% 1/11/33	200,000	208,770
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	34,797
4.87% 6/1/44	100,000	88,567
F&G Annuities & Life, Inc. 6.50% 6/4/29	65,000	67,716
LVIP SSGA Bond Index Fund-35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Fairfax Financial Holdings Ltd.
3.38% 3/3/31	180,000	$169,909
6.10% 3/15/55	100,000	100,249
6.35% 3/22/54	160,000	165,719
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	47,712
4.50% 8/15/28	150,000	150,931
Globe Life, Inc. 5.85% 9/15/34	75,000	78,751
Hanover Insurance Group, Inc. 2.50% 9/1/30	145,000	131,871
Hartford Insurance Group, Inc.
2.80% 8/19/29	70,000	66,924
2.90% 9/15/51	100,000	63,707
3.60% 8/19/49	55,000	40,705
4.30% 4/15/43	43,000	36,957
4.40% 3/15/48	100,000	84,705
6.10% 10/1/41	50,000	53,332
Kemper Corp. 3.80% 2/23/32	100,000	92,213
Loews Corp. 6.00% 2/1/35	100,000	107,775
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	249,174
5.38% 3/4/46	100,000	98,527
Markel Group, Inc.
5.00% 4/5/46	250,000	224,640
5.00% 5/20/49	65,000	57,396
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	95,874
2.38% 12/15/31	90,000	80,716
4.35% 1/30/47	45,000	38,141
4.38% 3/15/29	195,000	196,945
4.65% 3/15/30	105,000	107,105
4.75% 3/15/39	55,000	52,949
4.90% 3/15/49	90,000	81,399
5.00% 3/15/35	250,000	253,242
5.35% 11/15/44	250,000	244,625
5.40% 9/15/33	250,000	262,587
5.40% 3/15/55	140,000	134,792
Mercury General Corp. 4.40% 3/15/27	50,000	49,950
MetLife, Inc.
4.60% 5/13/46	200,000	178,881
5.25% 1/15/54	250,000	237,786
5.30% 12/15/34	200,000	207,990
5.70% 6/15/35	50,000	53,418
5.88% 2/6/41	100,000	105,019
6.38% 6/15/34	100,000	111,877
6.40% 12/15/66	100,000	104,919
6.50% 12/15/32	100,000	112,173
10.75% 8/1/69	150,000	200,089
Old Republic International Corp. 3.85% 6/11/51	200,000	144,632
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group, Inc.
3.70% 5/15/29	50,000	$49,164
5.38% 3/15/33	140,000	146,220
Progressive Corp.
2.50% 3/15/27	40,000	39,373
3.00% 3/15/32	50,000	46,184
3.70% 3/15/52	25,000	18,731
4.13% 4/15/47	200,000	165,287
4.20% 3/15/48	150,000	124,384
4.95% 6/15/33	250,000	256,310
Prudential Financial, Inc.
3.70% 3/13/51	250,000	186,575
3.88% 3/27/28	65,000	64,955
3.91% 12/7/47	163,000	128,161
4.35% 2/25/50	250,000	207,325
4.42% 3/27/48	100,000	84,019
μ4.50% 9/15/47	215,000	212,761
5.20% 3/14/35	80,000	82,047
6.63% 6/21/40	200,000	227,896
μ6.75% 3/1/53	160,000	170,966
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	189,452
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	66,201
6.00% 9/15/33	250,000	266,282
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	128,767
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	97,772
Selective Insurance Group, Inc. 5.90% 4/15/35	65,000	68,077
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	124,900
Travelers Cos., Inc.
3.75% 5/15/46	50,000	39,308
4.00% 5/30/47	80,000	65,018
4.05% 3/7/48	200,000	162,404
4.10% 3/4/49	100,000	81,103
5.45% 5/25/53	115,000	113,323
6.25% 6/15/37	100,000	111,082
6.75% 6/20/36	100,000	114,874
Unum Group
4.13% 6/15/51	200,000	151,780
5.75% 8/15/42	50,000	49,575
W.R. Berkley Corp.
3.55% 3/30/52	150,000	105,088
4.00% 5/12/50	105,000	80,229
Willis North America, Inc.
2.95% 9/15/29	65,000	61,837
3.88% 9/15/49	70,000	51,900
4.65% 6/15/27	100,000	100,777
5.35% 5/15/33	250,000	257,814
		18,682,842
LVIP SSGA Bond Index Fund-36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.61%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	$181,583
3.15% 2/9/51	200,000	135,792
3.25% 2/9/61	200,000	129,566
3.40% 12/6/27	210,000	208,191
4.00% 12/6/37	100,000	91,904
4.40% 12/6/57	200,000	166,170
5.25% 5/26/35	200,000	208,274
Alphabet, Inc.
0.80% 8/15/27	200,000	191,287
1.10% 8/15/30	130,000	114,585
1.90% 8/15/40	100,000	67,687
2.05% 8/15/50	130,000	70,768
2.25% 8/15/60	400,000	204,919
4.10% 11/15/30	1,000,000	1,003,069
5.25% 5/15/55	300,000	287,336
Amazon.com, Inc.
1.20% 6/3/27	90,000	86,961
1.50% 6/3/30	165,000	148,708
1.65% 5/12/28	250,000	238,617
2.10% 5/12/31	250,000	225,854
2.50% 6/3/50	80,000	47,814
2.88% 5/12/41	250,000	189,695
3.10% 5/12/51	250,000	167,839
3.25% 5/12/61	250,000	159,948
3.30% 4/13/27	250,000	248,939
3.45% 4/13/29	300,000	296,310
3.60% 4/13/32	500,000	484,794
3.88% 8/22/37	115,000	105,476
3.95% 4/13/52	200,000	156,088
4.05% 8/22/47	635,000	521,615
4.10% 11/20/30	1,000,000	1,001,090
4.25% 8/22/57	205,000	164,243
4.55% 12/1/27	250,000	254,130
4.70% 12/1/32	250,000	256,995
AppLovin Corp. 5.50% 12/1/34	300,000	308,236
Baidu, Inc. 4.38% 3/29/28	200,000	201,803
Booking Holdings, Inc. 3.55% 3/15/28	150,000	148,785
eBay, Inc.
5.95% 11/22/27	250,000	258,774
6.30% 11/22/32	250,000	273,106
Expedia Group, Inc.
2.95% 3/15/31	80,000	74,378
3.25% 2/15/30	35,000	33,568
3.80% 2/15/28	100,000	99,448
4.63% 8/1/27	90,000	90,662
5.40% 2/15/35	55,000	56,414
Meta Platforms, Inc.
4.20% 11/15/30	1,000,000	1,002,113
4.30% 8/15/29	145,000	146,747
4.60% 5/15/28	250,000	254,609
4.65% 8/15/62	1,000,000	807,785
4.75% 8/15/34	135,000	136,107
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Meta Platforms, Inc. (continued)
4.88% 11/15/35	800,000	$798,928
4.95% 5/15/33	250,000	257,247
5.40% 8/15/54	405,000	376,778
5.55% 8/15/64	145,000	134,501
5.60% 5/15/53	220,000	210,575
5.63% 11/15/55	500,000	479,886
Netflix, Inc.
4.90% 8/15/34	535,000	547,858
5.40% 8/15/54	110,000	106,596
Uber Technologies, Inc.
4.15% 1/15/31	300,000	298,890
4.80% 9/15/35	300,000	298,416
VeriSign, Inc. 5.25% 6/1/32	250,000	256,964
Weibo Corp. 3.38% 7/8/30	300,000	284,762
		15,760,183
Investment Companies–0.20%
Apollo Debt Solutions BDC
6.55% 3/15/32	100,000	103,184
6.70% 7/29/31	145,000	153,002
ARES Capital Corp.
2.88% 6/15/27	150,000	146,792
3.20% 11/15/31	250,000	221,817
5.80% 3/8/32	250,000	252,456
ARES Strategic Income Fund
4.85% 1/15/29	250,000	247,064
6.35% 8/15/29	250,000	257,244
Blackstone Private Credit Fund
4.00% 1/15/29	200,000	194,294
5.60% 11/22/29	250,000	252,357
6.00% 11/22/34	250,000	252,461
Blackstone Secured Lending Fund
5.30% 6/30/30	145,000	144,207
5.35% 4/13/28	250,000	252,203
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	188,916
5.95% 3/15/29	165,000	166,515
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	207,948
7.95% 6/13/28	250,000	264,344
Blue Owl Technology Finance Corp. 6.10% 3/15/28	160,000	160,951
FS KKR Capital Corp.
3.13% 10/12/28	150,000	138,414
6.88% 8/15/29	150,000	151,212
Golub Capital BDC, Inc. 6.00% 7/15/29	200,000	204,486
Golub Capital Private Credit Fund 5.88% 5/1/30	70,000	70,916
LVIP SSGA Bond Index Fund-37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
HA Sustainable Infrastructure Capital, Inc. 6.38% 7/1/34	125,000	$127,352
HPS Corporate Lending Fund
4.90% 9/11/28	200,000	198,964
6.25% 9/30/29	250,000	258,977
Oaktree Specialty Lending Corp. 6.34% 2/27/30	60,000	60,170
Oaktree Strategic Credit Fund 6.50% 7/23/29	40,000	41,163
Sixth Street Lending Partners
5.75% 1/15/30	100,000	101,335
6.13% 7/15/30	125,000	128,294
Sixth Street Specialty Lending, Inc. 6.95% 8/14/28	180,000	188,653
		5,135,691
Iron & Steel–0.09%
ArcelorMittal SA
6.00% 6/17/34	95,000	102,125
6.55% 11/29/27	200,000	208,234
6.80% 11/29/32	175,000	195,958
Nucor Corp.
2.70% 6/1/30	15,000	14,125
2.98% 12/15/55	400,000	248,733
3.95% 5/1/28	100,000	100,015
5.10% 6/1/35	250,000	255,456
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	24,012
3.25% 1/15/31	60,000	57,042
3.25% 10/15/50	40,000	27,409
3.45% 4/15/30	75,000	72,457
5.38% 8/15/34	105,000	108,778
Vale Overseas Ltd.
6.13% 6/12/33	190,000	203,385
6.40% 6/28/54	65,000	66,333
6.88% 11/21/36	350,000	393,965
6.88% 11/10/39	170,000	192,678
		2,270,705
Leisure Time–0.01%
Brunswick Corp. 5.85% 3/18/29	115,000	118,959
Harley-Davidson, Inc. 4.63% 7/28/45	50,000	40,277
		159,236
Lodging–0.09%
Choice Hotels International, Inc.
3.70% 12/1/29	100,000	97,277
5.85% 8/1/34	160,000	163,130
Hyatt Hotels Corp.
5.05% 3/30/28	90,000	91,632
5.38% 12/15/31	250,000	257,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Las Vegas Sands Corp.
6.00% 8/15/29	125,000	$130,471
6.20% 8/15/34	125,000	131,376
Marriott International, Inc.
2.85% 4/15/31	220,000	203,958
3.50% 10/15/32	150,000	140,050
4.00% 4/15/28	100,000	100,142
4.63% 6/15/30	135,000	137,015
5.00% 10/15/27	55,000	55,930
5.50% 4/15/37	250,000	255,921
5.55% 10/15/28	195,000	202,498
Sands China Ltd. 3.25% 8/8/31	450,000	415,144
		2,382,044
Machinery Construction & Mining–0.07%
Caterpillar Financial Services Corp.
4.38% 8/16/29	195,000	197,675
4.40% 3/3/28	250,000	252,702
4.60% 11/15/27	200,000	203,267
4.70% 11/15/29	200,000	205,195
Caterpillar, Inc.
1.90% 3/12/31	100,000	90,035
2.60% 9/19/29	150,000	143,022
3.80% 8/15/42	168,000	141,099
4.75% 5/15/64	250,000	220,032
6.05% 8/15/36	200,000	222,023
Oshkosh Corp. 4.60% 5/15/28	100,000	101,225
		1,776,275
Machinery Diversified–0.20%
CNH Industrial Capital LLC 5.50% 1/12/29	200,000	206,299
CNH Industrial NV 3.85% 11/15/27	105,000	104,606
Deere & Co.
2.88% 9/7/49	65,000	43,630
3.90% 6/9/42	150,000	129,020
5.38% 10/16/29	100,000	104,908
5.45% 1/16/35	250,000	263,646
Dover Corp.
2.95% 11/4/29	20,000	19,112
5.38% 3/1/41	100,000	100,397
Flowserve Corp. 3.50% 10/1/30	70,000	66,742
IDEX Corp.
3.00% 5/1/30	75,000	70,880
4.95% 9/1/29	85,000	86,695
Ingersoll Rand, Inc.
5.18% 6/15/29	175,000	180,888
5.45% 6/15/34	105,000	109,250
5.70% 6/15/54	85,000	85,214
John Deere Capital Corp.
1.45% 1/15/31	70,000	61,655
LVIP SSGA Bond Index Fund-38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
1.70% 1/11/27	200,000	$195,808
2.35% 3/8/27	50,000	49,183
2.45% 1/9/30	85,000	80,539
2.80% 9/8/27	100,000	98,381
2.80% 7/18/29	50,000	48,085
3.05% 1/6/28	100,000	98,677
3.45% 3/7/29	120,000	118,299
4.15% 9/15/27	150,000	151,160
4.35% 9/15/32	115,000	115,356
4.50% 1/16/29	210,000	213,354
4.70% 6/10/30	210,000	215,109
4.75% 1/20/28	175,000	178,352
4.90% 3/3/28	100,000	102,321
4.95% 7/14/28	55,000	56,481
5.05% 6/12/34	250,000	258,235
5.15% 9/8/33	100,000	104,822
Nordson Corp. 4.50% 12/15/29	250,000	251,662
nVent Finance SARL 4.55% 4/15/28	100,000	100,561
Otis Worldwide Corp.
2.57% 2/15/30	105,000	98,309
5.13% 11/19/31	125,000	129,677
5.25% 8/16/28	135,000	139,119
Regal Rexnord Corp. 6.05% 4/15/28	200,000	206,893
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	83,565
4.20% 3/1/49	70,000	58,202
Westinghouse Air Brake Technologies Corp. 5.50% 5/29/35	200,000	208,584
Xylem, Inc.
1.95% 1/30/28	115,000	110,363
4.38% 11/1/46	50,000	42,429
		5,146,468
Media–0.53%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	107,651
3.50% 6/1/41	315,000	224,056
3.50% 3/1/42	160,000	110,998
3.75% 2/15/28	100,000	98,584
3.85% 4/1/61	70,000	41,714
3.90% 6/1/52	145,000	93,586
3.95% 6/30/62	250,000	150,432
4.20% 3/15/28	150,000	149,253
4.40% 4/1/33	125,000	117,758
4.80% 3/1/50	445,000	334,284
5.05% 3/30/29	100,000	101,161
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
5.13% 7/1/49	200,000	$156,510
5.25% 4/1/53	200,000	158,169
5.38% 5/1/47	275,000	226,530
5.50% 4/1/63	200,000	157,590
5.75% 4/1/48	225,000	191,922
6.10% 6/1/29	115,000	120,023
6.38% 10/23/35	190,000	196,091
6.48% 10/23/45	565,000	531,194
Comcast Corp.
1.50% 2/15/31	200,000	173,878
1.95% 1/15/31	175,000	155,992
2.35% 1/15/27	105,000	103,382
2.45% 8/15/52	150,000	79,543
2.65% 2/1/30	100,000	94,380
2.65% 8/15/62	700,000	352,524
2.80% 1/15/51	140,000	81,103
2.89% 11/1/51	75,000	43,859
2.94% 11/1/56	269,000	151,144
2.99% 11/1/63	101,000	54,631
3.15% 2/15/28	150,000	147,611
3.20% 7/15/36	150,000	127,927
3.25% 11/1/39	150,000	117,199
3.30% 2/1/27	250,000	248,535
3.40% 7/15/46	110,000	76,489
3.45% 2/1/50	110,000	73,542
3.55% 5/1/28	150,000	148,769
3.90% 3/1/38	150,000	130,657
3.97% 11/1/47	362,000	271,133
4.00% 8/15/47	150,000	113,292
4.00% 3/1/48	150,000	112,830
4.00% 11/1/49	79,000	58,253
4.05% 11/1/52	258,000	188,718
4.15% 10/15/28	185,000	185,997
4.20% 8/15/34	83,000	79,309
4.25% 10/15/30	165,000	165,064
4.25% 1/15/33	200,000	195,566
4.40% 8/15/35	192,000	183,432
4.60% 10/15/38	195,000	181,547
4.65% 7/15/42	24,000	21,040
4.70% 10/15/48	190,000	158,392
4.80% 5/15/33	250,000	252,152
4.95% 10/15/58	190,000	157,535
5.30% 6/1/34	250,000	257,645
5.35% 5/15/53	250,000	224,567
5.50% 11/15/32	105,000	110,906
6.50% 11/15/35	200,000	221,775
Fox Corp.
4.71% 1/25/29	405,000	410,182
5.48% 1/25/39	75,000	75,218
5.58% 1/25/49	90,000	86,559
6.50% 10/13/33	240,000	264,573
LVIP SSGA Bond Index Fund-39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Grupo Televisa SAB 8.50% 3/11/32	200,000	$213,006
NBCUniversal Media LLC 4.45% 1/15/43	175,000	148,765
Paramount Global
2.90% 1/15/27	53,000	52,138
4.20% 5/19/32	50,000	45,175
4.38% 3/15/43	77,000	53,558
4.85% 7/1/42	150,000	110,576
4.90% 8/15/44	125,000	89,705
5.85% 9/1/43	150,000	123,498
6.88% 4/30/36	125,000	122,965
7.88% 7/30/30	200,000	216,346
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	230,787
Time Warner Cable LLC
5.88% 11/15/40	100,000	92,535
6.55% 5/1/37	200,000	204,092
TWDC Enterprises 18 Corp.
2.95% 6/15/27	200,000	197,940
3.00% 7/30/46	50,000	34,562
3.70% 12/1/42	150,000	121,079
4.13% 12/1/41	100,000	87,264
4.13% 6/1/44	83,000	69,778
Walt Disney Co.
2.00% 9/1/29	335,000	313,223
2.65% 1/13/31	220,000	205,783
2.75% 9/1/49	180,000	114,265
3.50% 5/13/40	200,000	167,439
3.60% 1/13/51	75,000	55,708
3.80% 5/13/60	490,000	358,372
4.75% 9/15/44	60,000	54,737
4.75% 11/15/46	50,000	45,124
4.95% 10/15/45	30,000	28,193
6.40% 12/15/35	229,000	258,155
6.65% 11/15/37	175,000	199,829
		13,618,953
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.90% 1/15/43	50,000	41,656
4.38% 6/15/45	100,000	86,998
Timken Co. 4.13% 4/1/32	110,000	105,667
Valmont Industries, Inc.
5.00% 10/1/44	100,000	91,938
5.25% 10/1/54	100,000	92,865
		419,124
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	194,027
Barrick North America Finance LLC 5.75% 5/1/43	150,000	152,561
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	$105,052
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	107,963
5.00% 9/30/43	500,000	474,848
5.10% 9/8/28	250,000	257,605
5.25% 9/8/33	250,000	259,702
5.50% 9/8/53	95,000	94,586
Newmont Corp. 2.60% 7/15/32	200,000	182,008
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	200,000	209,051
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	164,119
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	123,973
5.20% 11/2/40	100,000	99,729
7.13% 7/15/28	75,000	80,706
Rio Tinto Finance USA PLC
4.13% 8/21/42	150,000	128,933
4.50% 3/14/28	55,000	55,648
4.88% 3/14/30	115,000	118,144
5.00% 3/14/32	350,000	361,392
5.25% 3/14/35	85,000	87,587
5.75% 3/14/55	110,000	112,163
Southern Copper Corp.
5.25% 11/8/42	150,000	143,753
5.88% 4/23/45	69,000	70,869
6.75% 4/16/40	110,000	124,113
7.50% 7/27/35	200,000	235,590
		3,944,122
Miscellaneous Manufacturing–0.08%
3M Co.
2.38% 8/26/29	150,000	141,407
2.88% 10/15/27	150,000	147,458
3.63% 10/15/47	150,000	111,659
3.88% 6/15/44	150,000	121,267
4.00% 9/14/48	65,000	51,293
4.80% 3/15/30	250,000	255,548
Eaton Corp.
3.10% 9/15/27	100,000	98,931
3.92% 9/15/47	100,000	80,030
4.15% 11/2/42	150,000	129,854
4.35% 5/18/28	105,000	106,155
Illinois Tool Works, Inc. 4.88% 9/15/41	100,000	97,099
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	53,510
4.00% 6/14/49	55,000	44,224
6.25% 5/15/38	350,000	386,480
Textron, Inc.
3.00% 6/1/30	100,000	94,592
LVIP SSGA Bond Index Fund-40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Textron, Inc. (continued)
3.38% 3/1/28	50,000	$49,161
3.65% 3/15/27	50,000	49,738
		2,018,406
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
3.57% 12/1/31	250,000	232,873
5.55% 8/22/34	175,000	178,310
		411,183
Oil & Gas–0.81%
APA Corp.
6.10% 2/15/35	115,000	118,214
6.75% 2/15/55	250,000	248,989
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	233,789
2.72% 1/12/32	210,000	191,262
2.77% 11/10/50	165,000	101,585
2.94% 6/4/51	320,000	203,608
3.00% 2/24/50	90,000	58,676
3.00% 3/17/52	100,000	63,965
3.02% 1/16/27	250,000	248,032
3.38% 2/8/61	300,000	195,836
4.81% 2/13/33	35,000	35,445
4.89% 9/11/33	190,000	193,290
4.97% 10/17/29	250,000	257,255
4.99% 4/10/34	250,000	254,939
5.23% 11/17/34	250,000	257,906
BP Capital Markets PLC
3.28% 9/19/27	150,000	148,700
3.72% 11/28/28	90,000	89,386
Burlington Resources LLC 7.20% 8/15/31	100,000	113,454
Canadian Natural Resources Ltd.
2.95% 7/15/30	50,000	47,120
4.95% 6/1/47	100,000	88,010
5.00% 12/15/29	200,000	205,113
5.85% 2/1/35	200,000	208,184
6.25% 3/15/38	150,000	159,093
Cenovus Energy, Inc. 5.40% 6/15/47	298,000	271,602
Chevron USA, Inc.
3.25% 10/15/29	100,000	97,597
4.30% 10/15/30	400,000	403,865
4.48% 2/26/28	250,000	253,888
4.69% 4/15/30	250,000	255,761
4.98% 4/15/35	250,000	256,111
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	180,908
ConocoPhillips Co.
3.80% 3/15/52	110,000	80,692
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co. (continued)
4.03% 3/15/62	107,000	$77,738
4.30% 11/15/44	150,000	126,785
4.70% 1/15/30	250,000	254,690
5.00% 1/15/35	250,000	253,462
5.05% 9/15/33	145,000	149,170
5.30% 5/15/53	180,000	167,679
5.50% 1/15/55	145,000	138,700
5.65% 1/15/65	145,000	139,225
Coterra Energy, Inc.
3.90% 5/15/27	215,000	214,188
4.38% 3/15/29	50,000	50,132
Devon Energy Corp.
4.75% 5/15/42	100,000	86,464
5.00% 6/15/45	70,000	60,898
5.20% 9/15/34	250,000	248,898
5.60% 7/15/41	100,000	96,736
5.75% 9/15/54	250,000	229,724
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	88,769
4.25% 3/15/52	60,000	46,636
4.40% 3/24/51	70,000	56,105
5.15% 1/30/30	125,000	128,571
5.20% 4/18/27	50,000	50,723
5.40% 4/18/34	105,000	107,512
5.55% 4/1/35	180,000	185,010
5.75% 4/18/54	75,000	70,878
6.25% 3/15/53	200,000	201,910
EOG Resources, Inc.
3.90% 4/1/35	150,000	139,550
4.40% 7/15/28	400,000	404,472
EQT Corp. 5.75% 2/1/34	350,000	365,626
Equinor ASA
2.38% 5/22/30	200,000	186,153
3.25% 11/18/49	110,000	76,674
3.63% 9/10/28	150,000	149,579
3.95% 5/15/43	250,000	210,190
4.80% 11/8/43	150,000	139,495
5.10% 8/17/40	200,000	198,667
Expand Energy Corp. 5.70% 1/15/35	210,000	217,323
Exxon Mobil Corp.
3.00% 8/16/39	200,000	160,049
3.10% 8/16/49	200,000	136,589
3.48% 3/19/30	300,000	293,358
3.57% 3/6/45	200,000	156,524
4.11% 3/1/46	165,000	137,958
4.33% 3/19/50	400,000	335,268
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	40,160
Hess Corp.
4.30% 4/1/27	150,000	150,634
5.60% 2/15/41	200,000	206,645
5.80% 4/1/47	150,000	153,749
LVIP SSGA Bond Index Fund-41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess Corp. (continued)
7.13% 3/15/33	100,000	$115,731
Marathon Petroleum Corp.
3.80% 4/1/28	120,000	119,308
4.50% 4/1/48	50,000	40,241
6.50% 3/1/41	145,000	154,328
Occidental Petroleum Corp.
5.20% 8/1/29	160,000	163,998
5.55% 10/1/34	145,000	147,902
6.05% 10/1/54	125,000	119,557
6.45% 9/15/36	500,000	532,863
8.88% 7/15/30	500,000	578,151
Ovintiv, Inc.
5.65% 5/15/28	175,000	180,158
6.25% 7/15/33	115,000	121,983
Patterson-UTI Energy, Inc. 7.15% 10/1/33	95,000	101,673
Phillips 66
3.30% 3/15/52	65,000	42,257
3.90% 3/15/28	200,000	199,154
4.88% 11/15/44	180,000	158,107
5.88% 5/1/42	250,000	252,692
Phillips 66 Co.
3.15% 12/15/29	100,000	95,990
3.75% 3/1/28	50,000	49,656
4.68% 2/15/45	40,000	33,834
4.90% 10/1/46	100,000	87,155
5.65% 6/15/54	400,000	375,464
Pioneer Natural Resources Co.
1.90% 8/15/30	200,000	181,138
2.15% 1/15/31	90,000	81,625
Shell Finance U.S., Inc.
2.75% 4/6/30	315,000	298,693
3.25% 4/6/50	500,000	344,729
3.75% 9/12/46	150,000	116,865
4.00% 5/10/46	350,000	282,957
4.13% 5/11/35	156,000	149,748
4.38% 5/11/45	167,000	143,827
5.50% 3/25/40	100,000	102,329
6.38% 12/15/38	300,000	334,162
Suncor Energy, Inc.
3.75% 3/4/51	70,000	49,816
4.00% 11/15/47	70,000	53,152
6.80% 5/15/38	55,000	60,731
6.85% 6/1/39	100,000	110,980
7.15% 2/1/32	25,000	28,066
TotalEnergies Capital International SA
2.83% 1/10/30	100,000	95,748
2.99% 6/29/41	200,000	151,293
3.39% 6/29/60	200,000	129,774
3.46% 2/19/29	200,000	196,926
3.46% 7/12/49	100,000	71,405
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
TotalEnergies Capital SA
4.72% 9/10/34	125,000	$126,085
5.28% 9/10/54	250,000	234,901
5.43% 9/10/64	250,000	233,977
Valero Energy Corp.
4.00% 4/1/29	100,000	99,152
4.00% 6/1/52	55,000	40,541
4.35% 6/1/28	120,000	120,659
6.63% 6/15/37	300,000	330,339
7.50% 4/15/32	100,000	114,471
Woodside Finance Ltd. 5.40% 5/19/30	250,000	256,710
		20,822,542
Oil & Gas Services–0.05%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	194,484
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08% 12/15/47	200,000	159,140
4.49% 5/1/30	30,000	30,209
Halliburton Co.
2.92% 3/1/30	150,000	141,894
4.75% 8/1/43	200,000	176,155
4.85% 11/15/35	100,000	98,667
5.00% 11/15/45	283,000	253,023
NOV, Inc. 3.95% 12/1/42	150,000	117,714
		1,171,286
Packaging & Containers–0.06%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	167,018
Amcor Flexibles North America, Inc. 5.10% 3/17/30	110,000	112,914
Amcor Group Finance PLC 5.45% 5/23/29	250,000	258,435
Berry Global, Inc. 5.80% 6/15/31	250,000	263,913
Packaging Corp. of America
3.00% 12/15/29	50,000	47,806
3.05% 10/1/51	45,000	29,274
3.40% 12/15/27	70,000	69,298
4.05% 12/15/49	25,000	19,818
Smurfit Westrock Financing DAC 5.42% 1/15/35	200,000	205,930
WestRock MWV LLC 8.20% 1/15/30	150,000	170,687
WRKCo, Inc.
3.90% 6/1/28	50,000	49,739
4.00% 3/15/28	100,000	99,744
4.20% 6/1/32	50,000	48,569
		1,543,145
LVIP SSGA Bond Index Fund-42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.25%
AbbVie, Inc.
3.20% 11/21/29	525,000	$509,132
4.05% 11/21/39	250,000	223,166
4.25% 11/21/49	525,000	432,366
4.30% 5/14/36	150,000	143,919
4.40% 11/6/42	300,000	266,851
4.45% 5/14/46	200,000	173,837
4.55% 3/15/35	250,000	246,119
4.63% 10/1/42	125,000	113,873
4.65% 3/15/28	120,000	122,012
4.80% 3/15/27	800,000	808,379
4.85% 6/15/44	250,000	231,556
4.88% 3/15/30	100,000	103,033
5.20% 3/15/35	110,000	113,762
5.50% 3/15/64	700,000	679,588
5.60% 3/15/55	65,000	65,117
Astrazeneca Finance LLC
2.25% 5/28/31	55,000	50,014
4.88% 3/3/28	500,000	510,770
4.88% 3/3/33	500,000	515,814
AstraZeneca PLC
1.38% 8/6/30	200,000	177,782
2.13% 8/6/50	95,000	52,759
3.00% 5/28/51	30,000	20,180
4.00% 1/17/29	105,000	105,243
4.38% 11/16/45	95,000	83,677
4.38% 8/17/48	125,000	108,889
Becton Dickinson & Co.
1.96% 2/11/31	165,000	146,667
3.79% 5/20/50	200,000	149,572
4.67% 6/6/47	125,000	108,837
4.69% 2/13/28	75,000	75,992
4.87% 2/8/29	250,000	254,964
Bristol-Myers Squibb Co.
1.13% 11/13/27	150,000	143,208
1.45% 11/13/30	90,000	79,738
2.35% 11/13/40	65,000	46,233
2.55% 11/13/50	90,000	53,221
2.95% 3/15/32	70,000	64,837
3.25% 8/1/42	100,000	76,806
3.40% 7/26/29	217,000	212,897
3.55% 3/15/42	45,000	36,141
3.70% 3/15/52	105,000	77,149
3.90% 3/15/62	95,000	68,875
4.13% 6/15/39	585,000	531,065
4.25% 10/26/49	210,000	171,582
4.35% 11/15/47	200,000	169,141
4.55% 2/20/48	250,000	216,282
4.90% 2/22/29	225,000	231,314
5.20% 2/22/34	185,000	192,318
5.50% 2/22/44	45,000	45,087
5.55% 2/22/54	720,000	707,093
Cardinal Health, Inc.
3.41% 6/15/27	250,000	248,186
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc. (continued)
4.37% 6/15/47	100,000	$82,748
4.90% 9/15/45	100,000	90,134
5.35% 11/15/34	250,000	257,708
Cencora, Inc.
2.70% 3/15/31	200,000	184,264
2.80% 5/15/30	50,000	47,067
3.45% 12/15/27	100,000	99,114
4.30% 12/15/47	100,000	83,726
5.13% 2/15/34	180,000	184,632
CVS Health Corp.
1.30% 8/21/27	415,000	396,987
1.75% 8/21/30	250,000	222,055
1.88% 2/28/31	160,000	140,383
3.25% 8/15/29	85,000	82,053
3.75% 4/1/30	200,000	195,291
4.13% 4/1/40	300,000	256,371
4.30% 3/25/28	323,000	324,070
4.78% 3/25/38	310,000	292,613
4.88% 7/20/35	225,000	221,364
5.00% 1/30/29	90,000	91,908
5.13% 2/21/30	100,000	102,736
5.13% 7/20/45	215,000	194,103
5.25% 2/21/33	100,000	102,958
5.30% 6/1/33	95,000	97,961
5.40% 6/1/29	165,000	170,890
5.63% 2/21/53	100,000	93,871
5.70% 6/1/34	250,000	261,979
5.88% 6/1/53	140,000	135,940
6.00% 6/1/44	200,000	200,983
6.05% 6/1/54	200,000	198,847
6.20% 9/15/55	600,000	609,204
Eli Lilly & Co.
2.25% 5/15/50	250,000	143,819
2.50% 9/15/60	250,000	135,807
3.38% 3/15/29	65,000	64,025
4.00% 10/15/28	600,000	604,040
4.15% 8/14/27	140,000	141,031
4.20% 8/14/29	45,000	45,436
4.60% 8/14/34	180,000	180,522
4.70% 2/9/34	500,000	506,897
5.00% 2/9/54	175,000	163,474
5.05% 8/14/54	100,000	93,667
5.20% 8/14/64	90,000	84,686
5.50% 2/12/55	700,000	700,597
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	161,888
GlaxoSmithKline Capital, Inc.
4.88% 4/15/35	250,000	252,536
5.38% 4/15/34	100,000	105,650
6.38% 5/15/38	100,000	112,151
Johnson & Johnson
0.95% 9/1/27	155,000	148,417
2.10% 9/1/40	335,000	236,128
LVIP SSGA Bond Index Fund-43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.45% 9/1/60	165,000	$90,641
2.90% 1/15/28	150,000	147,998
2.95% 3/3/27	200,000	198,522
3.40% 1/15/38	150,000	131,818
3.50% 1/15/48	95,000	73,075
3.55% 3/1/36	70,000	64,387
3.70% 3/1/46	80,000	64,828
3.75% 3/3/47	200,000	161,241
4.38% 12/5/33	183,000	185,584
4.80% 6/1/29	165,000	170,330
4.85% 3/1/32	400,000	414,970
4.85% 5/15/41	100,000	99,125
4.95% 6/1/34	105,000	110,172
5.25% 6/1/54	110,000	110,094
5.85% 7/15/38	100,000	110,196
McKesson Corp.
4.25% 9/15/29	125,000	125,696
5.10% 7/15/33	200,000	206,647
Merck & Co., Inc.
1.45% 6/24/30	105,000	93,892
1.70% 6/10/27	100,000	97,377
1.90% 12/10/28	100,000	94,835
2.15% 12/10/31	95,000	84,577
2.35% 6/24/40	145,000	104,460
2.45% 6/24/50	100,000	58,470
2.75% 12/10/51	100,000	61,882
2.90% 12/10/61	55,000	31,967
3.40% 3/7/29	200,000	196,813
3.60% 9/15/42	100,000	80,609
3.90% 3/7/39	200,000	179,004
4.00% 3/7/49	135,000	108,032
4.15% 5/18/43	242,000	208,186
4.50% 5/17/33	145,000	146,280
4.75% 12/4/35	400,000	398,505
4.90% 5/17/44	150,000	141,130
4.95% 9/15/35	300,000	304,664
5.00% 5/17/53	250,000	229,613
5.70% 9/15/55	300,000	303,018
Mylan, Inc.
4.55% 4/15/28	150,000	150,158
5.20% 4/15/48	150,000	121,883
5.40% 11/29/43	133,000	114,241
Novartis Capital Corp.
2.00% 2/14/27	150,000	147,309
2.20% 8/14/30	150,000	138,728
2.75% 8/14/50	100,000	63,993
3.10% 5/17/27	125,000	124,063
3.70% 9/21/42	150,000	124,447
4.40% 5/6/44	250,000	223,038
Pfizer Investment Enterprises Pte. Ltd.
4.65% 5/19/30	250,000	254,938
4.75% 5/19/33	265,000	267,810
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. (continued)
5.11% 5/19/43	250,000	$240,574
5.30% 5/19/53	760,000	719,626
5.34% 5/19/63	250,000	231,950
Pfizer, Inc.
1.70% 5/28/30	125,000	113,221
1.75% 8/18/31	100,000	88,356
2.55% 5/28/40	300,000	220,231
3.45% 3/15/29	250,000	247,066
3.60% 9/15/28	250,000	249,592
3.90% 3/15/39	50,000	44,156
4.00% 12/15/36	100,000	93,792
4.00% 3/15/49	200,000	159,835
4.10% 9/15/38	150,000	137,656
7.20% 3/15/39	300,000	357,635
Sanofi SA 3.63% 6/19/28	150,000	149,687
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	182,744
3.03% 7/9/40	200,000	153,089
3.18% 7/9/50	200,000	133,382
3.38% 7/9/60	200,000	128,012
5.00% 11/26/28	200,000	204,668
Takeda U.S. Financing, Inc. 5.20% 7/7/35	500,000	509,264
Utah Acquisition Sub, Inc. 5.25% 6/15/46	160,000	131,415
Viatris, Inc.
2.70% 6/22/30	95,000	86,837
4.00% 6/22/50	95,000	63,266
Wyeth LLC
5.95% 4/1/37	350,000	376,553
6.00% 2/15/36	100,000	108,316
6.50% 2/1/34	100,000	112,232
Zoetis, Inc.
3.00% 9/12/27	100,000	98,566
3.00% 5/15/50	145,000	96,048
3.90% 8/20/28	50,000	49,969
3.95% 9/12/47	100,000	80,023
4.45% 8/20/48	50,000	42,861
5.60% 11/16/32	135,000	143,354
		32,140,996
Pipelines–0.87%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	42,576
4.45% 7/15/27	70,000	70,254
5.63% 8/1/34	250,000	261,197
Cheniere Corpus Christi Holdings LLC 3.70% 11/15/29	230,000	224,614
Cheniere Energy Partners LP
5.75% 8/15/34	350,000	365,441
5.95% 6/30/33	250,000	265,093
LVIP SSGA Bond Index Fund-44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Columbia Pipeline Group, Inc. 5.80% 6/1/45	100,000	$98,774
Eastern Energy Gas Holdings LLC
5.80% 1/15/35	250,000	263,970
6.20% 1/15/55	105,000	108,511
Enbridge, Inc.
3.40% 8/1/51	140,000	95,670
4.60% 6/20/28	400,000	404,123
5.25% 4/5/27	180,000	182,485
5.30% 4/5/29	250,000	257,713
5.50% 12/1/46	100,000	98,327
5.63% 4/5/34	155,000	161,808
5.70% 3/8/33	200,000	210,658
5.95% 4/5/54	145,000	146,784
Energy Transfer LP
3.75% 5/15/30	105,000	102,183
4.00% 10/1/27	245,000	244,606
4.20% 4/15/27	150,000	150,064
4.40% 3/15/27	100,000	100,310
4.95% 6/15/28	75,000	76,240
5.00% 5/15/44	70,000	60,676
5.00% 5/15/50	315,000	263,544
5.15% 3/15/45	150,000	132,596
5.30% 4/1/44	200,000	181,400
5.30% 4/15/47	150,000	133,106
5.40% 10/1/47	245,000	220,167
5.60% 9/1/34	700,000	720,381
5.80% 6/15/38	100,000	101,843
5.95% 10/1/43	125,000	122,397
6.00% 6/15/48	100,000	96,978
6.10% 12/1/28	180,000	189,067
6.50% 2/1/42	150,000	157,963
6.55% 12/1/33	145,000	158,924
7.50% 7/1/38	200,000	231,551
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	99,748
3.13% 7/31/29	150,000	145,429
3.20% 2/15/52	350,000	232,163
3.30% 2/15/53	85,000	56,758
3.95% 2/15/27	245,000	245,228
4.15% 10/16/28	100,000	100,603
4.20% 1/31/50	100,000	80,200
4.25% 2/15/48	90,000	73,898
4.45% 2/15/43	125,000	109,854
4.80% 2/1/49	100,000	88,060
4.85% 1/31/34	250,000	252,590
4.85% 3/15/44	125,000	114,094
4.90% 5/15/46	100,000	90,417
4.95% 2/15/35	140,000	141,629
5.55% 2/16/55	125,000	121,138
5.70% 2/15/42	150,000	152,864
5.95% 2/1/41	100,000	105,425
6.13% 10/15/39	50,000	53,822
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
7.55% 4/15/38	100,000	$120,293
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	227,177
5.80% 3/15/35	150,000	157,570
6.50% 9/1/39	100,000	107,844
6.55% 9/15/40	200,000	216,734
7.75% 3/15/32	200,000	232,827
Kinder Morgan, Inc.
2.00% 2/15/31	140,000	124,947
3.25% 8/1/50	145,000	95,908
4.30% 3/1/28	200,000	200,976
5.10% 8/1/29	115,000	118,254
5.20% 6/1/33	70,000	72,031
5.20% 3/1/48	150,000	136,942
5.55% 6/1/45	200,000	193,364
5.95% 8/1/54	180,000	178,827
MPLX LP
2.65% 8/15/30	390,000	361,210
4.00% 3/15/28	175,000	174,629
4.13% 3/1/27	165,000	165,073
4.25% 12/1/27	50,000	50,132
4.50% 4/15/38	290,000	264,415
4.70% 4/15/48	115,000	95,579
4.90% 4/15/58	50,000	40,928
5.00% 3/1/33	145,000	145,681
5.20% 3/1/47	165,000	147,445
5.20% 12/1/47	90,000	80,233
5.40% 9/15/35	400,000	402,976
5.50% 6/1/34	140,000	142,827
ONEOK Partners LP
6.13% 2/1/41	100,000	102,520
6.65% 10/1/36	100,000	108,834
ONEOK, Inc.
3.10% 3/15/30	100,000	95,084
3.40% 9/1/29	150,000	145,336
3.95% 3/1/50	155,000	112,398
4.00% 7/13/27	85,000	84,902
4.20% 10/3/47	100,000	77,553
4.25% 9/24/27	75,000	75,247
4.25% 9/15/46	180,000	141,010
4.45% 9/1/49	60,000	48,263
4.50% 3/15/50	100,000	80,976
4.55% 7/15/28	150,000	151,290
4.75% 10/15/31	100,000	100,531
4.95% 7/13/47	100,000	87,275
5.05% 11/1/34	100,000	99,107
5.20% 7/15/48	75,000	67,574
5.40% 10/15/35	400,000	404,154
5.65% 9/1/34	125,000	129,175
5.70% 11/1/54	100,000	93,194
5.85% 11/1/64	100,000	93,822
6.05% 9/1/33	105,000	111,697
LVIP SSGA Bond Index Fund-45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
6.63% 9/1/53	250,000	$261,824
Plains All American Pipeline LP 5.95% 6/15/35	250,000	260,358
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	81,615
6.65% 1/15/37	125,000	135,809
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	70,069
4.50% 5/15/30	255,000	256,032
5.90% 9/15/37	243,098	255,380
South Bow USA Infrastructure Holdings LLC 5.58% 10/1/34	300,000	302,971
Spectra Energy Partners LP 4.50% 3/15/45	50,000	42,168
Targa Resources Corp.
5.50% 2/15/35	195,000	199,749
6.13% 5/15/55	150,000	149,058
6.50% 2/15/53	250,000	260,531
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88% 2/1/31	700,000	704,280
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	176,129
TransCanada PipeLines Ltd.
4.10% 4/15/30	500,000	494,275
4.25% 5/15/28	150,000	150,299
4.63% 3/1/34	200,000	194,812
6.10% 6/1/40	100,000	105,065
7.25% 8/15/38	100,000	114,539
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	95,804
3.95% 5/15/50	200,000	153,573
4.00% 3/15/28	100,000	99,917
4.45% 8/1/42	100,000	87,523
4.60% 3/15/48	100,000	86,823
Valero Energy Partners LP 4.50% 3/15/28	100,000	100,680
Western Midstream Operating LP
5.45% 11/15/34	350,000	352,509
6.15% 4/1/33	155,000	164,124
Williams Cos., Inc.
2.60% 3/15/31	135,000	123,244
3.50% 11/15/30	150,000	143,893
3.75% 6/15/27	250,000	248,998
4.85% 3/1/48	70,000	61,315
4.90% 3/15/29	250,000	255,210
5.30% 8/15/28	350,000	360,308
5.75% 6/24/44	95,000	94,395
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (continued)
6.00% 3/15/55	90,000	$91,485
		22,365,442
Private Equity–0.04%
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45% 4/15/50	150,000	103,310
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	73,268
3.50% 3/30/51	200,000	138,848
3.90% 1/25/28	100,000	99,648
4.70% 9/20/47	150,000	129,794
5.68% 1/15/35	250,000	258,538
5.97% 3/4/54	250,000	252,337
		1,055,743
Real Estate–0.01%
CBRE Services, Inc. 4.80% 6/15/30	150,000	152,078
		152,078
Real Estate Investment Trusts–0.84%
Agree LP 5.63% 6/15/34	60,000	62,719
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	105,689
2.75% 12/15/29	100,000	93,850
2.95% 3/15/34	40,000	34,251
3.00% 5/18/51	250,000	152,757
3.38% 8/15/31	60,000	56,083
3.55% 3/15/52	70,000	47,558
3.95% 1/15/27	25,000	24,962
3.95% 1/15/28	100,000	99,563
4.00% 2/1/50	100,000	74,585
4.50% 7/30/29	110,000	110,038
American Homes 4 Rent LP
2.38% 7/15/31	80,000	71,512
3.63% 4/15/32	140,000	132,234
5.50% 2/1/34	250,000	258,148
American Tower Corp.
1.50% 1/31/28	50,000	47,442
1.88% 10/15/30	250,000	223,312
2.10% 6/15/30	25,000	22,689
2.70% 4/15/31	100,000	91,821
3.10% 6/15/50	300,000	197,076
3.13% 1/15/27	200,000	198,100
3.60% 1/15/28	100,000	99,060
3.65% 3/15/27	160,000	159,292
4.90% 3/15/30	250,000	255,333
5.35% 3/15/35	250,000	256,304
5.40% 1/31/35	125,000	128,670
5.80% 11/15/28	140,000	146,150
LVIP SSGA Bond Index Fund-46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Americold Realty Operating Partnership LP 5.60% 5/15/32	60,000	$60,406
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	94,494
2.45% 1/15/31	105,000	96,042
3.20% 1/15/28	85,000	83,765
3.30% 6/1/29	60,000	58,439
3.90% 10/15/46	50,000	39,793
4.15% 7/1/47	50,000	41,306
5.35% 6/1/34	115,000	119,481
Boston Properties LP
2.45% 10/1/33	100,000	82,720
2.55% 4/1/32	150,000	130,856
3.40% 6/21/29	150,000	145,235
4.50% 12/1/28	70,000	70,452
5.75% 1/15/35	250,000	257,101
Brixmor Operating Partnership LP
3.90% 3/15/27	100,000	99,703
4.13% 5/15/29	500,000	497,967
Camden Property Trust
3.35% 11/1/49	40,000	28,227
4.90% 1/15/34	250,000	253,101
COPT Defense Properties LP 2.75% 4/15/31	100,000	91,214
Cousins Properties LP 5.38% 2/15/32	60,000	61,783
Crown Castle, Inc.
2.10% 4/1/31	200,000	176,509
2.25% 1/15/31	40,000	35,728
2.90% 4/1/41	200,000	145,877
3.25% 1/15/51	150,000	99,140
3.65% 9/1/27	140,000	138,886
3.80% 2/15/28	150,000	148,807
4.00% 3/1/27	40,000	39,909
4.75% 5/15/47	25,000	21,706
5.00% 1/11/28	70,000	71,094
5.20% 2/15/49	100,000	90,139
5.60% 6/1/29	125,000	129,707
CubeSmart LP
2.00% 2/15/31	160,000	141,560
3.00% 2/15/30	100,000	94,770
4.38% 2/15/29	30,000	30,079
Digital Realty Trust LP
3.60% 7/1/29	65,000	63,671
3.70% 8/15/27	100,000	99,458
5.55% 1/15/28	175,000	179,737
DOC Dr. LLC
2.63% 11/1/31	50,000	44,953
3.95% 1/15/28	100,000	99,432
4.30% 3/15/27	50,000	50,072
Equinix Europe 2 Financing Corp. LLC 5.50% 6/15/34	110,000	113,882
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Equinix, Inc.
1.55% 3/15/28	125,000	$118,572
2.15% 7/15/30	55,000	49,884
2.95% 9/15/51	250,000	156,571
3.00% 7/15/50	45,000	28,672
3.20% 11/18/29	90,000	86,395
3.90% 4/15/32	200,000	192,220
ERP Operating LP
2.50% 2/15/30	100,000	93,808
3.00% 7/1/29	100,000	96,421
4.15% 12/1/28	100,000	100,490
4.50% 6/1/45	50,000	43,813
Essex Portfolio LP
1.70% 3/1/28	210,000	199,368
3.00% 1/15/30	100,000	94,993
4.00% 3/1/29	100,000	99,224
Extra Space Storage LP
2.20% 10/15/30	235,000	212,606
3.90% 4/1/29	20,000	19,763
4.00% 6/15/29	100,000	99,015
4.95% 1/15/33	350,000	353,787
Federal Realty OP LP
3.25% 7/15/27	100,000	98,807
5.38% 5/1/28	200,000	204,992
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	45,238
4.00% 1/15/30	95,000	92,355
4.00% 1/15/31	50,000	47,891
5.63% 9/15/34	250,000	253,637
5.75% 6/1/28	75,000	76,953
6.25% 9/15/54	180,000	178,990
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	96,478
3.10% 2/15/30	50,000	47,496
3.75% 7/1/27	50,000	49,659
Healthpeak OP LLC
2.13% 12/1/28	160,000	151,107
3.00% 1/15/30	150,000	142,120
Highwoods Realty LP
2.60% 2/1/31	65,000	58,294
3.88% 3/1/27	60,000	59,581
4.20% 4/15/29	100,000	98,469
Host Hotels & Resorts LP
3.50% 9/15/30	70,000	66,756
5.50% 4/15/35	250,000	253,055
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	95,088
5.50% 8/15/33	250,000	258,852
Kilroy Realty LP
2.50% 11/15/32	50,000	41,681
3.05% 2/15/30	100,000	92,984
4.25% 8/15/29	150,000	146,958
LVIP SSGA Bond Index Fund-47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
2.25% 12/1/31	70,000	$62,090
3.80% 4/1/27	100,000	99,891
4.13% 12/1/46	100,000	82,179
4.45% 9/1/47	100,000	85,247
Kite Realty Group LP 4.95% 12/15/31	175,000	177,920
Mid-America Apartments LP
1.70% 2/15/31	50,000	43,796
3.95% 3/15/29	100,000	99,404
4.95% 3/1/35	250,000	251,802
National Health Investors, Inc. 3.00% 2/1/31	25,000	22,693
NNN REIT, Inc.
2.50% 4/15/30	150,000	139,223
3.00% 4/15/52	50,000	31,192
3.10% 4/15/50	150,000	96,988
3.50% 4/15/51	90,000	63,376
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	133,344
3.38% 2/1/31	50,000	46,680
3.63% 10/1/29	100,000	96,821
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	30,048
3.15% 8/15/30	200,000	183,589
Prologis LP
1.25% 10/15/30	115,000	100,707
1.63% 3/15/31	200,000	174,997
1.75% 7/1/30	100,000	89,964
2.13% 4/15/27	50,000	48,934
2.13% 10/15/50	85,000	45,731
2.25% 4/15/30	95,000	88,139
3.00% 4/15/50	50,000	32,987
3.88% 9/15/28	65,000	64,842
4.38% 2/1/29	125,000	126,195
4.38% 9/15/48	50,000	41,962
4.75% 6/15/33	200,000	201,688
5.13% 1/15/34	140,000	143,719
Public Storage Operating Co.
1.95% 11/9/28	85,000	80,495
2.25% 11/9/31	65,000	57,995
3.09% 9/15/27	60,000	59,264
3.39% 5/1/29	65,000	63,675
5.10% 8/1/33	50,000	51,748
5.35% 8/1/53	200,000	193,389
Realty Income Corp.
1.80% 3/15/33	125,000	103,764
2.10% 3/15/28	100,000	96,013
2.20% 6/15/28	65,000	62,343
2.70% 2/15/32	125,000	112,849
2.85% 12/15/32	95,000	85,213
3.10% 12/15/29	100,000	96,244
3.40% 1/15/30	100,000	97,184
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. (continued)
3.95% 8/15/27	80,000	$80,004
4.00% 7/15/29	45,000	44,781
4.65% 3/15/47	100,000	88,261
4.70% 12/15/28	175,000	178,372
Regency Centers LP
4.13% 3/15/28	100,000	100,187
5.10% 1/15/35	160,000	162,006
Sabra Health Care LP 3.90% 10/15/29	100,000	97,978
Safehold GL Holdings LLC 5.65% 1/15/35	250,000	256,658
Simon Property Group LP
1.38% 1/15/27	50,000	48,711
1.75% 2/1/28	250,000	239,633
2.20% 2/1/31	250,000	226,086
2.25% 1/15/32	50,000	44,102
2.45% 9/13/29	150,000	141,795
3.25% 9/13/49	100,000	68,882
3.38% 6/15/27	200,000	198,534
5.50% 3/8/33	250,000	263,271
Store Capital LLC
2.70% 12/1/31	100,000	88,315
2.75% 11/18/30	50,000	45,521
4.50% 3/15/28	50,000	50,152
Sun Communities Operating LP
2.30% 11/1/28	65,000	61,852
2.70% 7/15/31	40,000	36,349
Tanger Properties LP 3.88% 7/15/27	100,000	99,454
UDR, Inc.
1.90% 3/15/33	50,000	41,266
2.10% 8/1/32	25,000	21,360
3.50% 1/15/28	100,000	98,865
5.13% 9/1/34	145,000	146,574
Ventas Realty LP
3.00% 1/15/30	100,000	95,208
4.88% 4/15/49	50,000	43,719
5.00% 1/15/35	190,000	190,233
5.63% 7/1/34	145,000	151,507
VICI Properties LP
5.13% 11/15/31	435,000	440,668
5.63% 4/1/35	300,000	306,357
Welltower OP LLC
2.70% 2/15/27	50,000	49,338
2.75% 1/15/31	105,000	97,664
2.80% 6/1/31	200,000	185,261
3.10% 1/15/30	55,000	52,755
4.25% 4/15/28	50,000	50,339
4.95% 9/1/48	50,000	46,404
5.13% 7/1/35	250,000	255,146
Weyerhaeuser Co.
3.38% 3/9/33	60,000	54,926
LVIP SSGA Bond Index Fund-48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser Co. (continued)
4.00% 3/9/52	45,000	$34,714
7.38% 3/15/32	250,000	284,710
WP Carey, Inc.
2.25% 4/1/33	50,000	42,160
2.40% 2/1/31	50,000	45,063
		21,600,907
Retail–0.60%
AutoNation, Inc.
3.80% 11/15/27	100,000	99,231
3.85% 3/1/32	100,000	94,001
AutoZone, Inc.
1.65% 1/15/31	85,000	74,475
3.75% 6/1/27	150,000	149,347
3.75% 4/18/29	100,000	98,512
5.40% 7/15/34	180,000	186,339
6.25% 11/1/28	125,000	132,085
Best Buy Co., Inc. 1.95% 10/1/30	250,000	224,679
Costco Wholesale Corp. 3.00% 5/18/27	250,000	248,161
Darden Restaurants, Inc.
4.55% 2/15/48	35,000	28,655
6.30% 10/10/33	145,000	157,373
Dollar General Corp.
4.13% 5/1/28	70,000	70,104
5.00% 11/1/32	60,000	60,864
5.20% 7/5/28	140,000	143,497
5.50% 11/1/52	100,000	95,254
Dollar Tree, Inc.
2.65% 12/1/31	200,000	180,482
3.38% 12/1/51	100,000	67,155
4.20% 5/15/28	165,000	165,099
Genuine Parts Co.
1.88% 11/1/30	55,000	48,323
2.75% 2/1/32	65,000	57,497
6.50% 11/1/28	250,000	263,564
Home Depot, Inc.
0.90% 3/15/28	80,000	75,402
1.50% 9/15/28	150,000	141,509
1.88% 9/15/31	65,000	57,296
2.38% 3/15/51	250,000	143,385
2.70% 4/15/30	200,000	189,109
2.75% 9/15/51	150,000	92,663
2.80% 9/14/27	200,000	196,840
2.88% 4/15/27	50,000	49,467
3.13% 12/15/49	250,000	170,397
3.25% 4/15/32	65,000	61,189
3.50% 9/15/56	135,000	94,106
3.63% 4/15/52	95,000	69,337
3.90% 12/6/28	60,000	60,220
3.90% 6/15/47	150,000	119,277
4.20% 4/1/43	150,000	130,072
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
4.25% 4/1/46	100,000	$84,670
4.50% 9/15/32	145,000	146,753
4.50% 12/6/48	200,000	172,651
4.75% 6/25/29	115,000	117,903
4.88% 6/25/27	85,000	86,437
4.88% 2/15/44	96,000	89,680
4.90% 4/15/29	145,000	149,182
4.95% 6/25/34	95,000	97,164
5.30% 6/25/54	50,000	47,825
5.40% 9/15/40	100,000	103,297
5.88% 12/16/36	350,000	379,543
5.95% 4/1/41	100,000	107,022
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	61,300
1.70% 9/15/28	50,000	47,103
1.70% 10/15/30	65,000	57,733
2.63% 4/1/31	250,000	229,357
2.80% 9/15/41	100,000	71,884
3.00% 10/15/50	850,000	538,774
3.10% 5/3/27	250,000	247,230
3.50% 4/1/51	125,000	86,756
3.65% 4/5/29	170,000	167,805
3.70% 4/15/46	200,000	151,264
4.05% 5/3/47	147,000	116,241
4.85% 10/15/35	600,000	595,105
5.00% 4/15/33	165,000	168,965
5.63% 4/15/53	200,000	193,902
McDonald's Corp.
2.13% 3/1/30	65,000	60,026
3.50% 3/1/27	150,000	149,310
3.63% 5/1/43	100,000	79,149
3.63% 9/1/49	50,000	36,794
3.80% 4/1/28	200,000	199,749
4.45% 3/1/47	225,000	192,459
4.45% 9/1/48	40,000	33,865
4.60% 5/15/30	250,000	254,274
4.60% 9/9/32	105,000	106,910
4.60% 5/26/45	94,000	82,924
4.95% 3/3/35	250,000	252,862
5.45% 8/14/53	200,000	194,155
6.30% 3/1/38	50,000	55,317
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	197,201
3.60% 9/1/27	100,000	99,411
3.90% 6/1/29	100,000	99,058
4.35% 6/1/28	100,000	100,831
Ross Stores, Inc. 1.88% 4/15/31	100,000	88,077
Starbucks Corp.
2.55% 11/15/30	200,000	184,876
3.50% 11/15/50	200,000	140,366
4.00% 11/15/28	150,000	149,812
4.45% 8/15/49	200,000	165,397
LVIP SSGA Bond Index Fund-49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp. (continued)
4.50% 11/15/48	80,000	$66,708
4.80% 2/15/33	180,000	182,247
5.00% 2/15/34	250,000	254,931
Target Corp.
2.35% 2/15/30	60,000	56,125
2.95% 1/15/52	310,000	197,706
3.38% 4/15/29	200,000	196,503
4.40% 1/15/33	65,000	64,975
4.50% 9/15/32	250,000	252,470
4.50% 9/15/34	145,000	143,560
5.00% 4/15/35	175,000	177,297
TJX Cos., Inc.
1.15% 5/15/28	50,000	46,993
1.60% 5/15/31	50,000	43,893
Tractor Supply Co. 5.25% 5/15/33	60,000	62,047
Walmart, Inc.
1.80% 9/22/31	55,000	49,011
2.38% 9/24/29	6,000	5,689
2.50% 9/22/41	110,000	79,703
2.65% 9/22/51	80,000	50,434
3.25% 7/8/29	780,000	768,004
3.90% 4/15/28	155,000	155,817
3.95% 9/9/27	295,000	296,672
4.10% 4/15/33	165,000	164,705
4.15% 9/9/32	315,000	316,983
4.50% 9/9/52	250,000	220,186
4.50% 4/15/53	155,000	137,072
		15,523,066
Semiconductors–0.59%
Advanced Micro Devices, Inc. 4.32% 3/24/28	185,000	186,953
Analog Devices, Inc.
1.70% 10/1/28	45,000	42,476
2.10% 10/1/31	60,000	53,297
2.80% 10/1/41	50,000	36,878
2.95% 10/1/51	55,000	35,682
5.05% 4/1/34	65,000	67,172
5.30% 4/1/54	100,000	96,173
Applied Materials, Inc.
1.75% 6/1/30	30,000	27,138
3.30% 4/1/27	80,000	79,581
4.35% 4/1/47	70,000	60,225
4.80% 6/15/29	65,000	66,618
5.10% 10/1/35	70,000	72,151
Broadcom, Inc.
1.95% 2/15/28	165,000	158,366
2.45% 2/15/31	400,000	365,871
2.60% 2/15/33	400,000	352,247
3.42% 4/15/33	345,000	319,354
3.50% 2/15/41	135,000	109,821
3.75% 2/15/51	80,000	60,312
4.11% 9/15/28	633,000	634,740
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
4.15% 11/15/30	200,000	$199,180
4.15% 4/15/32	100,000	97,784
4.20% 10/15/30	300,000	299,772
4.30% 11/15/32	115,000	113,438
4.80% 4/15/28	250,000	254,480
4.80% 10/15/34	700,000	701,346
4.80% 2/15/36	300,000	296,024
5.05% 7/12/27	125,000	127,229
5.05% 7/12/29	110,000	113,254
5.05% 4/15/30	165,000	170,234
5.15% 11/15/31	125,000	129,681
5.20% 4/15/32	145,000	150,434
Intel Corp.
3.25% 11/15/49	165,000	105,409
3.73% 12/8/47	200,000	142,319
3.75% 8/5/27	500,000	497,116
3.90% 3/25/30	500,000	490,139
4.00% 12/15/32	250,000	238,351
4.10% 5/19/46	150,000	114,989
4.75% 3/25/50	200,000	163,220
4.88% 2/10/28	190,000	192,669
4.95% 3/25/60	300,000	244,201
5.05% 8/5/62	500,000	406,080
5.20% 2/10/33	165,000	168,116
5.63% 2/10/43	100,000	96,048
5.70% 2/10/53	70,000	65,167
5.90% 2/10/63	400,000	374,042
KLA Corp.
3.30% 3/1/50	75,000	52,065
4.70% 2/1/34	250,000	251,269
4.95% 7/15/52	165,000	149,732
Lam Research Corp.
1.90% 6/15/30	50,000	45,502
2.88% 6/15/50	35,000	22,703
3.13% 6/15/60	240,000	149,890
4.00% 3/15/29	85,000	85,023
4.88% 3/15/49	50,000	45,724
Marvell Technology, Inc.
2.45% 4/15/28	65,000	62,599
2.95% 4/15/31	60,000	55,571
4.88% 6/22/28	100,000	101,683
5.75% 2/15/29	250,000	260,697
Microchip Technology, Inc. 5.05% 2/15/30	250,000	255,097
Micron Technology, Inc.
2.70% 4/15/32	90,000	80,718
3.37% 11/1/41	65,000	49,822
3.48% 11/1/51	95,000	66,747
5.30% 1/15/31	70,000	72,507
5.33% 2/6/29	100,000	103,109
5.80% 1/15/35	250,000	263,459
NVIDIA Corp. 3.50% 4/1/50	600,000	444,029
NXP BV/NXP Funding LLC 5.55% 12/1/28	65,000	67,341
LVIP SSGA Bond Index Fund-50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	$179,648
3.13% 2/15/42	155,000	113,086
3.15% 5/1/27	65,000	64,241
3.25% 11/30/51	110,000	72,635
3.40% 5/1/30	85,000	81,972
4.40% 6/1/27	40,000	40,160
5.00% 1/15/33	50,000	50,792
QUALCOMM, Inc.
2.15% 5/20/30	200,000	184,179
3.25% 5/20/27	200,000	198,894
3.25% 5/20/50	90,000	62,166
4.25% 5/20/32	20,000	19,975
4.50% 5/20/52	45,000	38,120
4.65% 5/20/35	200,000	200,828
4.80% 5/20/45	200,000	183,012
5.40% 5/20/33	200,000	211,786
Texas Instruments, Inc.
2.25% 9/4/29	65,000	61,235
3.88% 3/15/39	55,000	49,080
4.15% 5/15/48	300,000	247,081
4.60% 2/15/28	210,000	213,287
4.60% 2/8/29	115,000	117,481
4.85% 2/8/34	105,000	107,663
4.90% 3/14/33	75,000	77,373
5.05% 5/18/63	250,000	223,472
5.15% 2/8/54	125,000	117,795
TSMC Arizona Corp.
3.88% 4/22/27	200,000	199,976
4.25% 4/22/32	200,000	200,384
4.50% 4/22/52	200,000	187,116
Xilinx, Inc. 2.38% 6/1/30	100,000	92,936
		15,057,437
Shipbuilding–0.00%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	125,000	129,189
		129,189
Software–0.65%
Adobe, Inc.
2.15% 2/1/27	65,000	63,916
4.75% 1/17/28	250,000	254,954
4.85% 4/4/27	45,000	45,605
4.95% 1/17/30	250,000	258,882
Autodesk, Inc.
2.85% 1/15/30	55,000	52,044
3.50% 6/15/27	100,000	99,356
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	142,175
Electronic Arts, Inc.
1.85% 2/15/31	120,000	115,341
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Electronic Arts, Inc. (continued)
2.95% 2/15/51	85,000	$78,405
Fidelity National Information Services, Inc.
3.10% 3/1/41	25,000	18,540
5.10% 7/15/32	500,000	510,762
Fiserv, Inc.
2.25% 6/1/27	500,000	486,621
2.65% 6/1/30	200,000	184,373
3.50% 7/1/29	180,000	174,555
4.40% 7/1/49	140,000	109,846
4.75% 3/15/30	250,000	251,213
5.45% 3/2/28	180,000	184,318
Intuit, Inc. 5.20% 9/15/33	250,000	261,364
Microsoft Corp.
2.53% 6/1/50	574,000	350,455
2.68% 6/1/60	382,000	219,981
2.92% 3/17/52	1,280,000	838,447
3.04% 3/17/62	166,000	103,406
3.30% 2/6/27	500,000	498,065
3.40% 6/15/27	45,000	44,887
3.45% 8/8/36	596,000	544,276
4.50% 6/15/47	60,000	53,797
Oracle Corp.
2.30% 3/25/28	250,000	238,399
2.88% 3/25/31	240,000	215,662
2.95% 4/1/30	500,000	461,584
3.25% 11/15/27	200,000	195,654
3.60% 4/1/40	246,000	182,443
3.60% 4/1/50	300,000	186,873
3.65% 3/25/41	400,000	291,808
3.80% 11/15/37	90,000	72,661
3.85% 7/15/36	150,000	125,278
3.85% 4/1/60	700,000	427,734
3.90% 5/15/35	355,000	305,946
3.95% 3/25/51	405,000	266,474
4.00% 7/15/46	150,000	103,979
4.00% 11/15/47	140,000	96,137
4.10% 3/25/61	240,000	154,594
4.30% 7/8/34	200,000	180,854
4.45% 9/26/30	1,000,000	978,336
4.50% 5/6/28	90,000	89,982
4.70% 9/27/34	700,000	649,099
4.90% 2/6/33	85,000	81,803
5.20% 9/26/35	1,000,000	958,081
5.38% 7/15/40	400,000	358,124
5.55% 2/6/53	115,000	95,436
6.13% 7/8/39	150,000	147,047
6.25% 11/9/32	250,000	260,603
6.50% 4/15/38	200,000	203,894
6.90% 11/9/52	70,000	69,169
Paychex, Inc. 5.60% 4/15/35	300,000	314,188
Roper Technologies, Inc.
2.00% 6/30/30	115,000	104,035
LVIP SSGA Bond Index Fund-51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc. (continued)
4.20% 9/15/28	95,000	$95,265
4.45% 9/15/30	500,000	502,304
Salesforce, Inc.
1.50% 7/15/28	135,000	127,907
1.95% 7/15/31	200,000	177,853
2.70% 7/15/41	120,000	87,044
2.90% 7/15/51	200,000	126,565
3.05% 7/15/61	100,000	60,360
3.70% 4/11/28	100,000	99,985
ServiceNow, Inc. 1.40% 9/1/30	125,000	110,128
Synopsys, Inc. 4.65% 4/1/28	1,000,000	1,013,476
Take-Two Interactive Software, Inc. 5.40% 6/12/29	95,000	98,284
VMware LLC
1.80% 8/15/28	110,000	104,019
2.20% 8/15/31	135,000	119,955
3.90% 8/21/27	85,000	85,032
		16,569,638
Telecommunications–1.03%
America Movil SAB de CV
2.88% 5/7/30	200,000	188,342
4.38% 7/16/42	200,000	173,677
6.13% 11/15/37	150,000	160,920
6.13% 3/30/40	250,000	265,806
6.38% 3/1/35	25,000	27,445
AT&T, Inc.
1.65% 2/1/28	45,000	42,895
2.25% 2/1/32	210,000	184,171
2.30% 6/1/27	200,000	195,429
2.55% 12/1/33	400,000	341,388
2.75% 6/1/31	350,000	321,437
3.10% 2/1/43	250,000	183,056
3.50% 6/1/41	900,000	707,935
3.50% 9/15/53	460,000	307,843
3.55% 9/15/55	700,000	465,950
3.65% 6/1/51	400,000	281,084
3.65% 9/15/59	555,000	366,000
3.80% 2/15/27	105,000	104,797
3.80% 12/1/57	812,000	558,528
3.85% 6/1/60	185,000	126,922
4.30% 2/15/30	286,000	286,361
4.35% 3/1/29	370,000	371,929
4.50% 5/15/35	220,000	211,327
4.55% 11/1/32	300,000	298,049
4.85% 3/1/39	120,000	114,114
4.90% 11/1/35	300,000	296,298
5.25% 3/1/37	150,000	151,772
5.35% 9/1/40	338,000	331,874
5.40% 2/15/34	265,000	274,767
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	177,299
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada (continued)
4.30% 7/29/49	55,000	$43,423
4.46% 4/1/48	100,000	82,470
5.20% 2/15/34	250,000	253,499
British Telecommunications PLC 9.63% 12/15/30	350,000	427,249
Cisco Systems, Inc.
5.10% 2/24/35	200,000	205,488
5.30% 2/26/54	1,000,000	958,517
5.50% 1/15/40	200,000	207,296
5.90% 2/15/39	300,000	322,514
Corning, Inc.
3.90% 11/15/49	100,000	76,969
4.75% 3/15/42	250,000	229,557
5.45% 11/15/79	40,000	36,538
5.75% 8/15/40	25,000	26,126
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	536,732
Juniper Networks, Inc.
2.00% 12/10/30	160,000	141,432
5.95% 3/15/41	100,000	100,308
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	77,198
2.75% 5/24/31	100,000	91,491
4.60% 2/23/28	100,000	101,008
4.60% 5/23/29	100,000	101,200
5.40% 4/15/34	400,000	413,056
Orange SA
5.38% 1/13/42	100,000	97,952
9.00% 3/1/31	200,000	240,665
Rogers Communications, Inc.
5.00% 2/15/29	560,000	570,616
5.00% 3/15/44	100,000	89,167
7.50% 8/15/38	25,000	28,827
Telefonica Emisiones SA
4.90% 3/6/48	200,000	167,974
5.52% 3/1/49	200,000	181,705
7.05% 6/20/36	175,000	195,232
Telefonica Europe BV 8.25% 9/15/30	200,000	229,498
TELUS Corp.
2.80% 2/16/27	100,000	98,577
3.70% 9/15/27	100,000	99,345
T-Mobile USA, Inc.
2.05% 2/15/28	255,000	244,787
2.25% 11/15/31	150,000	132,855
2.40% 3/15/29	55,000	52,094
2.55% 2/15/31	230,000	210,124
2.70% 3/15/32	110,000	98,893
3.00% 2/15/41	155,000	115,498
3.30% 2/15/51	275,000	183,831
3.40% 10/15/52	300,000	201,645
3.60% 11/15/60	265,000	176,056
LVIP SSGA Bond Index Fund-52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
3.75% 4/15/27	400,000	$398,743
3.88% 4/15/30	1,000,000	983,375
4.50% 4/15/50	500,000	411,829
4.63% 1/15/33	500,000	497,022
4.95% 3/15/28	75,000	76,390
5.05% 7/15/33	550,000	561,248
5.13% 5/15/32	175,000	180,088
5.15% 4/15/34	85,000	86,889
5.20% 1/15/33	130,000	134,179
5.30% 5/15/35	250,000	256,329
5.65% 1/15/53	65,000	62,836
5.75% 1/15/34	105,000	111,239
5.80% 9/15/62	95,000	93,505
5.88% 11/15/55	115,000	114,877
Verizon Communications, Inc.
1.50% 9/18/30	300,000	264,503
1.68% 10/30/30	206,000	182,668
1.75% 1/20/31	250,000	220,059
2.10% 3/22/28	240,000	230,424
2.55% 3/21/31	415,000	378,975
2.65% 11/20/40	250,000	178,435
2.85% 9/3/41	95,000	68,468
2.88% 11/20/50	250,000	154,993
2.99% 10/30/56	431,000	256,417
3.00% 11/20/60	720,000	419,550
3.40% 3/22/41	195,000	152,688
3.55% 3/22/51	145,000	102,926
3.70% 3/22/61	120,000	80,973
3.88% 2/8/29	250,000	249,106
3.88% 3/1/52	250,000	185,213
4.00% 3/22/50	500,000	381,022
4.13% 3/16/27	149,000	149,354
4.13% 8/15/46	35,000	28,054
4.33% 9/21/28	700,000	705,757
4.40% 11/1/34	600,000	578,893
4.50% 8/10/33	370,000	364,138
4.75% 1/15/33	500,000	499,608
5.05% 5/9/33	165,000	169,227
5.25% 4/2/35	150,000	152,458
Vodafone Group PLC
5.75% 6/28/54	250,000	242,832
5.88% 6/28/64	250,000	241,924
6.15% 2/27/37	400,000	434,589
7.88% 2/15/30	10,000	11,384
		26,418,014
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	59,448
3.90% 11/19/29	200,000	196,691
5.10% 5/15/44	65,000	57,933
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobbies (continued)
Hasbro, Inc. (continued)
6.35% 3/15/40	65,000	$68,304
		382,376
Transportation–0.42%
Burlington Northern Santa Fe LLC
3.25% 6/15/27	100,000	99,351
3.30% 9/15/51	200,000	138,064
3.90% 8/1/46	105,000	83,963
4.13% 6/15/47	100,000	82,250
4.15% 12/15/48	40,000	32,743
4.40% 3/15/42	100,000	89,280
4.45% 3/15/43	100,000	88,919
4.70% 9/1/45	100,000	90,250
4.95% 9/15/41	100,000	96,574
5.05% 3/1/41	100,000	98,062
5.15% 9/1/43	150,000	145,243
5.20% 4/15/54	145,000	136,461
5.50% 3/15/55	180,000	177,010
5.80% 3/15/56	150,000	153,148
6.15% 5/1/37	100,000	110,989
Canadian National Railway Co.
2.45% 5/1/50	65,000	38,474
3.20% 8/2/46	100,000	72,251
3.65% 2/3/48	100,000	76,042
4.40% 8/5/52	300,000	253,318
6.20% 6/1/36	100,000	110,721
6.25% 8/1/34	100,000	110,198
Canadian Pacific Railway Co.
2.05% 3/5/30	35,000	32,166
2.45% 12/2/31	65,000	58,478
2.88% 11/15/29	65,000	62,101
3.00% 12/2/41	60,000	44,846
3.10% 12/2/51	75,000	49,756
4.20% 11/15/69	70,000	51,980
4.30% 5/15/43	100,000	86,524
4.70% 5/1/48	100,000	88,017
4.95% 8/15/45	100,000	93,037
5.20% 3/30/35	250,000	257,318
6.13% 9/15/15	65,000	64,779
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	100,227
CSX Corp.
2.40% 2/15/30	50,000	46,788
3.35% 9/15/49	65,000	45,694
3.80% 3/1/28	100,000	99,847
3.80% 11/1/46	150,000	117,606
3.95% 5/1/50	90,000	69,895
4.10% 3/15/44	100,000	83,731
4.25% 3/15/29	150,000	151,218
4.25% 11/1/66	100,000	75,695
4.30% 3/1/48	100,000	83,424
4.65% 3/1/68	100,000	81,906
LVIP SSGA Bond Index Fund-53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp. (continued)
5.05% 6/15/35	250,000	$254,286
5.20% 11/15/33	250,000	260,255
♦Federal Express Corp. Pass-Through Trusts 1.88% 8/20/35	512,846	447,450
FedEx Corp.
4.40% 1/15/47	100,000	81,355
4.55% 4/1/46	150,000	126,137
4.75% 11/15/45	350,000	302,769
JB Hunt Transport Services, Inc. 4.90% 3/15/30	125,000	127,706
Kirby Corp. 4.20% 3/1/28	100,000	99,904
Norfolk Southern Corp.
2.90% 8/25/51	250,000	157,055
3.05% 5/15/50	100,000	65,686
3.15% 6/1/27	50,000	49,447
3.16% 5/15/55	41,000	26,365
3.80% 8/1/28	60,000	59,700
3.94% 11/1/47	80,000	63,100
4.05% 8/15/52	132,000	102,437
4.15% 2/28/48	125,000	101,772
4.45% 6/15/45	100,000	86,358
4.65% 1/15/46	100,000	88,431
4.84% 10/1/41	111,000	104,631
5.05% 8/1/30	180,000	186,598
5.35% 8/1/54	125,000	119,408
Ryder System, Inc.
2.85% 3/1/27	70,000	69,090
4.30% 6/15/27	50,000	50,186
4.95% 9/1/29	100,000	102,207
5.25% 6/1/28	180,000	184,775
Union Pacific Corp.
2.15% 2/5/27	50,000	49,108
2.38% 5/20/31	45,000	41,268
2.40% 2/5/30	85,000	79,571
2.80% 2/14/32	140,000	128,550
2.89% 4/6/36	115,000	97,077
2.95% 3/10/52	70,000	44,639
2.97% 9/16/62	75,000	43,883
3.25% 2/5/50	150,000	103,856
3.35% 8/15/46	150,000	108,866
3.38% 2/1/35	200,000	180,583
3.38% 2/14/42	80,000	62,913
3.50% 2/14/53	155,000	109,658
3.55% 8/15/39	70,000	59,792
3.60% 9/15/37	40,000	35,574
3.75% 2/5/70	40,000	26,959
3.80% 4/6/71	80,000	54,841
3.84% 3/20/60	240,000	173,141
3.85% 2/14/72	125,000	86,397
3.88% 2/1/55	94,000	70,463
3.95% 8/15/59	70,000	51,965
4.00% 4/15/47	100,000	80,070
4.10% 9/15/67	65,000	48,129
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
4.50% 1/20/33	250,000	$252,405
United Parcel Service, Inc.
2.50% 9/1/29	45,000	42,700
3.40% 3/15/29	65,000	64,023
3.40% 11/15/46	150,000	111,010
3.40% 9/1/49	65,000	46,120
3.63% 10/1/42	75,000	60,011
4.25% 3/15/49	100,000	82,343
4.88% 3/3/33	145,000	149,342
4.88% 11/15/40	55,000	52,885
5.15% 5/22/34	210,000	218,061
5.25% 5/14/35	300,000	310,914
5.30% 4/1/50	150,000	143,524
		10,716,093
Trucking & Leasing–0.02%
GATX Corp.
1.90% 6/1/31	250,000	219,056
3.85% 3/30/27	50,000	49,821
4.00% 6/30/30	65,000	64,046
4.55% 11/7/28	100,000	100,827
4.70% 4/1/29	50,000	50,523
5.20% 3/15/44	50,000	47,104
6.05% 3/15/34	100,000	106,334
		637,711
Water–0.05%
American Water Capital Corp.
2.30% 6/1/31	150,000	135,479
2.95% 9/1/27	180,000	177,214
3.25% 6/1/51	150,000	101,385
3.75% 9/1/28	150,000	149,340
4.00% 12/1/46	50,000	40,212
4.20% 9/1/48	100,000	81,476
4.30% 12/1/42	100,000	87,030
5.25% 3/1/35	115,000	118,550
Essential Utilities, Inc. 5.38% 1/15/34	350,000	361,261
		1,251,947
Total Corporate Bonds (Cost $651,069,386)		613,320,589
MUNICIPAL BONDS–0.42%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	52,622
Series B 7.83% 2/15/41	55,000	64,868
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	210,985
Series S1 7.04% 4/1/50	100,000	114,185
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	75,879
LVIP SSGA Bond Index Fund-54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Board of Regents of the University of Texas System (continued)
Series B 2.44% 8/15/49	50,000	$31,122
Series C 4.79% 8/15/46	90,000	85,274
California State University Series B 3.90% 11/1/47	50,000	41,176
Central Puget Sound Regional Transit Authority Series 2009-S 5.49% 11/1/39	50,000	51,391
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	60,000	52,582
Series C 4.57% 1/1/54	65,000	56,713
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	85,938	96,398
Series B 6.90% 12/1/40	36,185	40,617
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	42,637
City of Houston 3.96% 3/1/47	100,000	86,062
City of New York
Series C1 5.52% 10/1/37	85,000	86,460
Series F1 6.27% 12/1/37	100,000	107,205
City of Riverside Series A 3.86% 6/1/45	20,000	17,417
City of San Antonio Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	233,729
Series C 5.99% 2/1/39	50,000	53,663
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	101,551
Series E 5.46% 12/1/39	100,000	102,187
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	83,172
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	209,444
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	51,732
Series C 2.92% 11/1/50	40,000	27,999
Series C 3.09% 11/1/40	60,000	48,932
Dallas Independent School District Series C 6.45% 2/15/35	100,000	101,625
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	105,985
Empire State Development Corp. 5.77% 3/15/39	40,000	41,199
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	86,583
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	$109,334
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	98,824
Los Angeles Community College District 6.75% 8/1/49	100,000	110,894
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	118,829
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	53,260
Metropolitan Transportation Authority 6.67% 11/15/39	130,000	141,530
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	155,582
Municipal Electric Authority of Georgia
6.66% 4/1/57	114,000	124,230
Series A 6.64% 4/1/57	137,000	148,158
Series A 7.06% 4/1/57	93,000	104,319
New Jersey Economic Development Authority Series A 7.43% 2/15/29	225,000	234,990
New Jersey Transportation Trust Fund Authority Series B 6.56% 12/15/40	100,000	112,745
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	408,940
Series F 7.41% 1/1/40	90,000	107,869
New York City Municipal Water Finance Authority
5.95% 6/15/42	100,000	102,959
Series AA-2 5.75% 6/15/41	100,000	100,946
Series EE 6.01% 6/15/42	35,000	36,246
Series GG 5.72% 6/15/42	65,000	65,379
New York State Dormitory Authority Series D 5.60% 3/15/40	100,000	102,339
Ohio State University Series C 4.91% 6/1/40	100,000	100,108
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	149,284
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	30,133
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	266,359
LVIP SSGA Bond Index Fund-55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey (continued)
Series 174th 4.46% 10/1/62	250,000	$209,481
Series 181 4.96% 8/1/46	155,000	144,470
Series 192 4.81% 10/15/65	250,000	223,856
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	106,818
Series Q 4.13% 5/15/32	125,000	123,978
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	159,947
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	80,485
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	58,958
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	100,894
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	102,826
State Board of Administration Finance Corp.
Series A 1.71% 7/1/27	100,000	97,008
Series A 2.15% 7/1/30	100,000	92,011
State of California
3.50% 4/1/28	100,000	99,764
4.60% 4/1/38	60,000	61,098
7.50% 4/1/34	325,000	379,164
7.55% 4/1/39	600,000	728,146
7.60% 11/1/40	80,000	97,921
7.63% 3/1/40	85,000	102,479
State of California (UNREFUNDED-TXBL-REF) 4.50% 4/1/33	75,000	75,353
State of Connecticut Series A 5.85% 3/15/32	100,000	107,549
State of Illinois 5.10% 6/1/33	698,039	715,399
State of Mississippi Series F 5.25% 11/1/34	100,000	102,842
State of Texas 5.52% 4/1/39	93,731	96,053
State Public School Building Authority Series A 5.00% 9/15/27	96,000	97,868
Texas Department of Transportation State Highway Fund Series B 5.18% 4/1/30	200,000	204,636
University of California
Series AD 4.86% 5/15/12	250,000	207,462
Series AQ 4.77% 5/15/15	250,000	203,210
Series BG 1.61% 5/15/30	60,000	54,507
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of Michigan
Series B 2.44% 4/1/40	50,000	$38,263
Series B 2.56% 4/1/50	50,000	31,420
Series B 3.50% 4/1/52	200,000	148,406
Series C 3.60% 4/1/47	60,000	50,267
University of Virginia
2.26% 9/1/50	60,000	35,066
Series C 4.18% 9/1/17	50,000	37,113
Total Municipal Bonds (Cost $10,971,964)		10,719,369
NON-AGENCY ASSET-BACKED SECURITIES–0.36%
American Express Credit Account Master Trust
Series 2024-3 Class A 4.65% 7/15/29	250,000	253,422
Series 2025-3 Class A 4.51% 4/15/32	900,000	919,495
BA Credit Card Trust Series 2024-A1 Class A 4.93% 5/15/29	1,000,000	1,015,666
BMW Vehicle Owner Trust Series 2025-A Class A3 4.56% 9/25/29	200,000	202,011
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2 1.39% 7/15/30	600,000	565,129
CarMax Auto Owner Trust
Series 2024-4 Class A3 4.60% 10/15/29	146,000	147,539
Series 2025-4 Class A4 4.08% 6/16/31	500,000	499,579
Carvana Auto Receivables Trust Series 2025-P1 Class A3 4.55% 5/10/30	200,000	201,179
Chase Issuance Trust Series 2024-A2 Class A 4.63% 1/15/31	500,000	512,634
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3 6.15% 6/15/39	750,000	825,920
Exeter Automobile Receivables Trust Series 2025-3A Class A3 4.78% 7/16/29	400,000	402,918
Ford Credit Auto Lease Trust Series 2025-A Class A3 4.72% 6/15/28	63,000	63,530
GM Financial Automobile Leasing Trust Series 2025-1 Class A3 4.66% 2/21/28	240,000	241,965
GM Financial Consumer Automobile Receivables Trust Series 2025-1 Class A3 4.62% 12/17/29	133,000	134,366
LVIP SSGA Bond Index Fund-56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust Series 2023-2 Class A4 4.91% 9/17/29	400,000	$403,202
Hyundai Auto Receivables Trust Series 2024-B Class A3 4.84% 3/15/29	314,000	317,512
John Deere Owner Trust Series 2024-B Class A3 5.20% 3/15/29	250,000	253,563
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3 4.78% 12/17/29	150,000	152,171
Nissan Auto Lease Trust Series 2025-A Class A3 4.75% 3/15/28	151,000	152,838
Synchrony Card Funding LLC Series 2024-A2 Class A 4.93% 7/15/30	487,000	494,873
Verizon Master Trust
Series 2023-4 Class A1A 5.16% 6/20/29	410,000	412,394
Series 2024-3 Class A1A 5.34% 4/22/30	300,000	305,849
Volkswagen Auto Loan Enhanced Trust Series 2025-2 Class A3 3.92% 3/20/30	460,000	461,135
World Omni Auto Receivables Trust Series 2025-A Class A3 4.73% 3/15/30	255,000	257,771
Total Non-Agency Asset-Backed Securities (Cost $9,241,513)		9,196,661
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.67%
Bank
Series 2017-BNK7 Class A4 3.18% 9/15/60	490,522	483,200
•Series 2018-BN13 Class A5 4.22% 8/15/61	145,000	144,735
Series 2019-BN17 Class A4 3.71% 4/15/52	265,000	260,490
Series 2019-BN24 Class A3 2.96% 11/15/62	500,000	473,550
Series 2020-BN25 Class A5 2.65% 1/15/63	600,000	557,000
Series 2020-BN28 Class A4 1.84% 3/15/63	187,500	167,167
Series 2021-BN31 Class A4 2.04% 2/15/54	313,043	277,730
•Series 2022-BNK44 Class A5 5.74% 11/15/55	750,000	795,398
Bank5 Series 2024-5YR11 Class A3 5.89% 11/15/57	600,000	630,509
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 Trust Series 2025-5YR13 Class A3 5.75% 1/15/58	115,000	$120,539
BBCMS Mortgage Trust
Series 2020-C6 Class A4 2.64% 2/15/53	650,000	605,797
Series 2020-C8 Class A5 2.04% 10/15/53	250,000	222,514
Series 2023-C20 Class A5 5.58% 7/15/56	140,000	146,594
Series 2024-5C29 Class A3 5.21% 9/15/57	165,000	169,547
Series 2024-C28 Class A5 5.40% 9/15/57	428,571	446,398
Series 2024-C30 Class A5 5.53% 11/15/57	300,000	315,072
Series 2025-5C33 Class A4 5.84% 3/15/58	200,000	210,497
Benchmark Mortgage Trust
•Series 2018-B2 Class A5 3.88% 2/15/51	195,000	193,125
Series 2018-B3 Class A5 4.03% 4/10/51	350,000	346,941
Series 2018-B5 Class A4 4.21% 7/15/51	200,000	198,815
Series 2019-B10 Class A4 3.72% 3/15/62	575,000	561,641
Series 2020-B18 Class A5 1.93% 7/15/53	296,875	263,489
Series 2020-B19 Class A5 1.85% 9/15/53	800,000	706,031
Series 2021-B24 Class A5 2.58% 3/15/54	500,000	447,145
•Series 2022-B35 Class A5 4.44% 5/15/55	350,000	341,806
Series 2024-V9 Class A3 5.60% 8/15/57	500,000	518,982
BMO Mortgage Trust
•Series 2024-5C8 Class A3 5.63% 12/15/57	175,000	182,138
Series 2025-C11 Class A5 5.69% 2/15/58	800,000	844,319
Citigroup Commercial Mortgage Trust
•Series 2018-B2 Class AS 4.18% 3/10/51	200,000	196,560
Series 2020-GC46 Class A5 2.72% 2/15/53	500,000	465,028
CSAIL Commercial Mortgage Trust
•Series 2017-CX10 Class A5 3.46% 11/15/50	500,000	486,308
Series 2020-C19 Class A3 2.56% 3/15/53	150,000	137,190
GS Mortgage Securities Trust
Series 2020-GC45 Class A5 2.91% 2/13/53	275,000	259,894
LVIP SSGA Bond Index Fund-57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2021-GSA3 Class A4 2.37% 12/15/54	600,000	$533,361
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5 2.18% 5/13/53	400,000	342,119
Morgan Stanley Capital I Trust
Series 2017-HR2 Class A4 3.59% 12/15/50	500,000	493,636
Series 2020-L4 Class A3 2.70% 2/15/53	400,000	374,255
UBS Commercial Mortgage Trust
Series 2017-C4 Class A4 3.56% 10/15/50	580,000	577,041
Series 2017-C7 Class A4 3.68% 12/15/50	350,000	347,157
Series 2018-C14 Class A3 4.18% 12/15/51	253,379	253,232
Series 2018-C8 Class A4 3.98% 2/15/51	200,000	198,396
Wells Fargo Commercial Mortgage Trust
Series 2017-C41 Class A4 3.47% 11/15/50	350,000	345,029
Series 2018-C46 Class A4 4.15% 8/15/51	1,150,000	1,148,318
Series 2019-C50 Class A5 3.73% 5/15/52	310,000	302,485
Series 2020-C56 Class A5 2.45% 6/15/53	220,600	204,483
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $18,320,419)		17,295,661
ΔREGIONAL BONDS–0.26%
Canada—0.26%
Province of Alberta Canada
1.30% 7/22/30	150,000	133,991
3.30% 3/15/28	400,000	396,503
4.50% 1/24/34	215,000	217,313
Province of British Columbia Canada
1.30% 1/29/31	250,000	219,751
4.20% 7/6/33	320,000	317,639
4.70% 1/24/28	385,000	392,913
4.75% 6/12/34	250,000	255,791
4.90% 4/24/29	500,000	517,837
7.25% 9/1/36	100,000	120,626
Province of Manitoba Canada
4.30% 7/27/33	250,000	248,834
4.90% 5/31/34	150,000	154,646
Province of New Brunswick Canada 3.63% 2/24/28	150,000	149,489
Province of Ontario Canada
1.60% 2/25/31	250,000	222,799
2.00% 10/2/29	250,000	234,667
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada (continued)
3.10% 5/19/27	200,000	$198,408
4.70% 1/15/30	500,000	515,944
4.85% 6/11/35	450,000	462,565
5.05% 4/24/34	400,000	418,311
Province of Quebec Canada
1.35% 5/28/30	200,000	179,672
2.75% 4/12/27	300,000	296,365
4.25% 9/5/34	550,000	543,129
4.50% 4/3/29	200,000	204,620
7.50% 9/15/29	175,000	197,042
		6,598,855
Total Regional Bonds (Cost $6,632,469)		6,598,855
ΔSOVEREIGN BONDS–1.30%
Canada—0.08%
Canada Government International Bonds
3.75% 4/26/28	230,000	230,997
4.00% 3/18/30	355,000	358,702
4.63% 4/30/29	235,000	242,289
Export Development Canada
3.75% 9/7/27	250,000	250,700
4.00% 6/20/30	500,000	504,686
4.13% 2/13/29	310,000	314,393
4.75% 6/5/34	145,000	151,330
		2,053,097
Chile—0.08%
Chile Government International Bonds
2.55% 1/27/32	200,000	179,210
2.55% 7/27/33	250,000	216,475
3.10% 5/7/41	200,000	153,890
3.10% 1/22/61	200,000	123,700
3.24% 2/6/28	350,000	343,473
3.50% 1/31/34	500,000	459,475
3.50% 1/25/50	200,000	146,290
4.34% 3/7/42	200,000	177,680
5.33% 1/5/54	300,000	289,290
		2,089,483
Indonesia—0.11%
Indonesia Government International Bonds
2.85% 2/14/30	250,000	236,177
3.20% 9/23/61	200,000	128,223
3.50% 2/14/50	250,000	183,371
4.20% 10/15/50	400,000	329,369
4.55% 1/11/28	200,000	201,902
4.65% 9/20/32	100,000	100,646
4.70% 2/10/34	200,000	199,750
4.75% 2/11/29	200,000	203,179
4.75% 9/10/34	250,000	249,570
4.85% 1/11/33	200,000	201,943
5.15% 9/10/54	250,000	242,899
LVIP SSGA Bond Index Fund-58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government International Bonds (continued)
5.25% 1/15/30	200,000	$207,264
5.35% 2/11/49	200,000	200,497
5.45% 9/20/52	12,500	12,435
		2,697,225
Israel—0.07%
Israel Government International Bonds
3.25% 1/17/28	200,000	196,437
4.50% 1/30/43	200,000	176,248
5.63% 2/19/35	200,000	208,713
5.75% 3/12/54	1,037,000	997,601
State of Israel
2.50% 1/15/30	200,000	185,590
3.38% 1/15/50	200,000	134,128
		1,898,717
Italy—0.02%
Republic of Italy Government International Bonds 5.38% 6/15/33	400,000	422,215
		422,215
Japan—0.08%
Japan Bank for International Cooperation
1.25% 1/21/31	200,000	175,272
1.88% 4/15/31	200,000	179,944
2.00% 10/17/29	200,000	187,175
2.13% 2/16/29	200,000	190,390
2.88% 7/21/27	200,000	197,437
3.25% 7/20/28	300,000	296,290
4.63% 7/22/27	200,000	202,713
4.63% 4/17/34	200,000	204,634
Japan International Cooperation Agency
3.38% 6/12/28	200,000	198,146
4.75% 5/21/29	200,000	205,864
		2,037,865
Mexico—0.27%
Mexico Government International Bonds
3.25% 4/16/30	205,000	193,622
3.50% 2/12/34	200,000	172,900
3.75% 1/11/28	200,000	198,000
3.77% 5/24/61	200,000	123,100
4.15% 3/28/27	370,000	369,445
4.28% 8/14/41	200,000	160,600
4.35% 1/15/47	200,000	150,600
4.40% 2/12/52	200,000	145,700
4.50% 1/31/50	400,000	302,600
4.60% 2/10/48	200,000	154,500
4.75% 4/27/32	600,000	584,400
4.75% 3/8/44	1,000,000	824,000
5.38% 3/22/33	500,000	495,500
6.00% 5/7/36	200,000	202,600
6.05% 1/11/40	475,000	472,625
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
6.34% 5/4/53	500,000	$476,250
6.40% 5/7/54	1,500,000	1,440,750
6.75% 9/27/34	500,000	541,750
		7,008,942
Panama—0.10%
Panama Government International Bonds
2.25% 9/29/32	700,000	578,270
3.16% 1/23/30	445,000	416,564
3.87% 7/23/60	310,000	204,941
3.88% 3/17/28	300,000	294,390
4.30% 4/29/53	300,000	225,030
4.50% 4/16/50	200,000	154,220
6.40% 2/14/35	200,000	210,920
6.70% 1/26/36	200,000	214,920
8.88% 9/30/27	100,000	107,045
9.38% 4/1/29	100,000	113,825
		2,520,125
Peru—0.07%
Peru Government International Bonds
2.78% 1/23/31	140,000	129,087
3.00% 1/15/34	233,000	202,675
3.23% 7/28/21	500,000	272,300
3.30% 3/11/41	125,000	96,513
3.55% 3/10/51	395,000	276,144
3.60% 1/15/72	400,000	253,120
5.38% 2/8/35	100,000	102,150
5.63% 11/18/50	100,000	97,375
5.88% 8/8/54	50,000	49,478
8.75% 11/21/33	200,000	251,490
		1,730,332
Philippines—0.14%
Philippines Government International Bonds
2.46% 5/5/30	250,000	232,978
3.00% 2/1/28	200,000	195,890
3.20% 7/6/46	200,000	143,736
3.56% 9/29/32	200,000	188,930
3.70% 2/2/42	200,000	165,101
3.75% 1/14/29	400,000	395,474
3.95% 1/20/40	500,000	441,791
4.38% 3/5/30	250,000	253,353
4.75% 3/5/35	250,000	250,940
5.00% 7/17/33	200,000	205,232
5.00% 1/13/37	500,000	505,164
5.18% 9/5/49	250,000	238,986
5.60% 5/14/49	250,000	253,284
5.61% 4/13/33	200,000	212,498
		3,683,357
Poland—0.08%
Republic of Poland Government International Bonds
4.63% 3/18/29	400,000	407,947
LVIP SSGA Bond Index Fund-59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds (continued)
5.13% 9/18/34	1,004,000	$1,028,262
5.50% 4/4/53	400,000	383,845
5.75% 11/16/32	165,000	176,983
		1,997,037
Republic of Korea—0.12%
Export-Import Bank of Korea
1.63% 1/18/27	200,000	195,720
2.13% 1/18/32	200,000	178,543
4.50% 1/11/29	200,000	203,363
5.00% 1/11/28	300,000	307,363
5.13% 9/18/28	200,000	206,861
5.13% 1/11/33	200,000	209,890
Korea Development Bank
1.63% 1/19/31	250,000	223,279
2.25% 2/24/27	200,000	196,575
4.38% 2/15/33	300,000	300,399
4.50% 2/15/29	200,000	203,402
5.38% 10/23/28	200,000	208,543
Korea International Bonds
2.75% 1/19/27	500,000	495,374
4.50% 7/3/29	250,000	255,599
		3,184,911
Sweden—0.03%
Svensk Exportkredit AB
3.75% 9/13/27	265,000	265,533
4.13% 6/14/28	250,000	252,745
4.25% 2/1/29	200,000	203,269
		721,547
Uruguay—0.05%
Oriental Republic of Uruguay 5.25% 9/10/60	165,000	154,028
Uruguay Government International Bonds
4.38% 10/27/27	200,000	200,720
5.10% 6/18/50	600,000	565,620
7.63% 3/21/36	250,000	302,037
		1,222,405
Total Sovereign Bonds (Cost $35,557,609)		33,267,258
SUPRANATIONAL BANKS–1.31%
African Development Bank
3.50% 9/18/29	600,000	596,203
4.13% 2/25/27	250,000	251,311
4.38% 11/3/27	205,000	207,912
4.38% 3/14/28	200,000	203,262
Asian Development Bank
0.75% 10/8/30	250,000	217,208
1.88% 3/15/29	500,000	473,637
1.88% 1/24/30	200,000	186,171
2.38% 8/10/27	250,000	245,373
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Development Bank (continued)
3.13% 4/27/32	600,000	$571,883
3.63% 8/28/29	650,000	649,477
3.75% 4/25/28	175,000	175,662
4.00% 1/12/33	170,000	169,714
4.13% 1/12/27	285,000	286,348
4.13% 5/30/30	1,000,000	1,015,261
4.13% 1/12/34	400,000	400,256
4.38% 1/14/28	360,000	365,721
4.38% 3/22/35	395,000	400,406
4.50% 8/25/28	268,000	274,188
Asian Infrastructure Investment Bank
3.75% 9/14/27	400,000	401,093
4.00% 1/18/28	750,000	755,768
4.13% 1/18/29	205,000	208,071
4.50% 1/16/30	180,000	185,066
Corp. Andina de Fomento
4.13% 1/7/28	105,000	105,307
5.00% 1/22/30	200,000	206,894
6.00% 4/26/27	220,000	225,988
Council of Europe Development Bank
4.50% 1/15/30	280,000	287,755
4.63% 6/11/27	130,000	131,813
European Bank for Reconstruction & Development 4.25% 3/13/34	700,000	704,599
European Investment Bank
1.25% 2/14/31	1,175,000	1,036,294
1.38% 3/15/27	550,000	535,737
1.63% 10/9/29	550,000	510,762
1.75% 3/15/29	187,000	176,496
3.25% 11/15/27	700,000	696,511
3.63% 7/15/30	160,000	159,104
3.75% 2/14/33	815,000	801,465
3.88% 3/15/28	200,000	201,294
3.88% 6/15/28	260,000	261,930
4.00% 2/15/29	340,000	343,823
4.13% 2/13/34	536,000	536,670
4.25% 8/16/32	300,000	304,521
4.38% 3/19/27	700,000	706,334
4.38% 10/10/31	175,000	179,623
4.50% 10/16/28	250,000	256,020
4.50% 3/14/30	440,000	453,133
4.75% 6/15/29	417,000	431,915
Inter-American Development Bank
0.63% 9/16/27	500,000	475,886
1.13% 7/20/28	200,000	188,083
1.13% 1/13/31	250,000	219,418
3.20% 8/7/42	100,000	81,257
3.50% 4/12/33	250,000	241,048
3.63% 9/17/31	200,000	197,354
3.88% 10/28/41	100,000	89,675
4.00% 1/12/28	200,000	201,632
4.13% 2/15/29	1,280,000	1,298,670
4.38% 2/1/27	500,000	503,786
4.38% 7/17/34	250,000	253,808
LVIP SSGA Bond Index Fund-60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank (continued)
4.38% 1/24/44	56,000	$52,393
4.50% 2/15/30	350,000	360,176
4.50% 9/13/33	200,000	205,463
Inter-American Investment Corp.
3.63% 2/17/27	50,000	49,930
4.13% 2/15/28	200,000	201,748
4.25% 4/1/30	300,000	304,580
International Bank for Reconstruction & Development
0.75% 11/24/27	325,000	308,482
0.88% 5/14/30	500,000	442,529
1.13% 9/13/28	1,000,000	937,214
1.25% 2/10/31	1,000,000	881,684
1.63% 11/3/31	381,000	336,150
1.75% 10/23/29	250,000	233,059
2.50% 11/22/27	350,000	343,365
3.13% 6/15/27	1,000,000	993,730
3.50% 7/12/28	200,000	199,567
3.50% 10/28/30	400,000	395,239
3.63% 5/5/28	600,000	600,691
3.88% 2/14/30	205,000	206,177
3.88% 8/28/34	185,000	181,289
4.00% 7/25/30	450,000	454,300
4.00% 1/10/31	1,000,000	1,008,398
4.13% 3/20/30	385,000	390,729
4.50% 4/10/31	318,000	328,070
4.63% 1/15/32	1,360,000	1,409,619
4.75% 2/15/35	50,000	52,029
International Finance Corp.
0.75% 8/27/30	500,000	435,949
4.25% 7/2/29	280,000	285,489
4.50% 1/21/28	140,000	142,551
4.50% 7/13/28	155,000	158,394
Nordic Investment Bank
3.38% 9/8/27	250,000	249,086
4.38% 3/14/28	200,000	203,174
Total Supranational Banks (Cost $34,000,815)		33,595,850
U.S. TREASURY OBLIGATIONS–45.64%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	1,903,477
1.13% 8/15/40	4,500,000	2,826,211
1.38% 8/15/50	5,000,000	2,458,398
1.63% 11/15/50	8,750,000	4,593,750
1.88% 2/15/41	3,000,000	2,095,781
1.88% 2/15/51	5,000,000	2,794,141
1.88% 11/15/51	7,500,000	4,145,508
2.00% 2/15/50	1,500,000	879,258
2.00% 8/15/51	7,000,000	4,009,961
2.25% 2/15/52	7,000,000	4,247,031
2.38% 11/15/49	2,500,000	1,605,762
2.38% 5/15/51	1,500,000	945,293
2.50% 2/15/45	10,400,000	7,365,312
2.50% 2/15/46	6,350,000	4,421,932
2.75% 11/15/42	3,500,000	2,689,531
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.75% 8/15/47	4,200,000	$3,000,703
2.75% 11/15/47	6,500,000	4,630,488
2.88% 5/15/43	6,000,000	4,657,734
2.88% 5/15/49	3,000,000	2,152,148
2.88% 5/15/52	2,000,000	1,397,500
3.00% 5/15/42	2,850,000	2,293,471
3.00% 11/15/45	8,100,000	6,189,223
3.00% 2/15/47	7,700,000	5,796,957
3.00% 8/15/48	11,000,000	8,144,727
3.00% 2/15/49	9,500,000	6,998,086
3.00% 8/15/52	1,000,000	716,211
3.13% 8/15/44	19,500,000	15,433,945
3.13% 5/15/48	4,000,000	3,037,969
3.25% 5/15/42	5,000,000	4,169,922
3.38% 11/15/48	2,000,000	1,582,422
3.63% 2/15/53	5,000,000	4,048,047
3.63% 5/15/53	6,500,000	5,258,145
3.88% 8/15/40	3,750,000	3,472,998
3.88% 5/15/43	7,000,000	6,279,492
4.00% 11/15/52	5,500,000	4,769,316
4.13% 8/15/44	1,000,000	917,773
4.13% 8/15/53	7,500,000	6,639,258
4.25% 2/15/54	10,600,000	9,583,063
4.25% 8/15/54	7,565,500	6,840,276
4.38% 5/15/41	2,750,000	2,679,531
4.38% 8/15/43	1,500,000	1,432,793
4.50% 11/15/54	4,200,000	3,961,453
4.63% 5/15/44	4,000,000	3,927,188
4.63% 11/15/44	3,000,000	2,939,766
4.63% 11/15/45	500,000	488,594
4.63% 5/15/54	4,000,000	3,852,344
4.63% 2/15/55	4,600,000	4,430,914
4.63% 11/15/55	5,000,000	4,817,188
4.75% 11/15/43	2,500,000	2,500,293
4.75% 2/15/45	4,000,000	3,979,688
4.75% 11/15/53	4,700,000	4,613,895
4.75% 5/15/55	7,700,000	7,566,453
4.75% 8/15/55	5,800,000	5,702,125
4.88% 8/15/45	2,500,000	2,524,219
5.00% 5/15/45	2,750,000	2,823,047
5.25% 11/15/28	500,000	523,203
5.38% 2/15/31	500,000	537,559
5.50% 8/15/28	500,000	524,688
6.13% 11/15/27	800,000	837,875
6.13% 8/15/29	300,000	325,371
U.S. Treasury Notes
0.38% 7/31/27	45,000,000	42,866,015
0.50% 5/31/27	5,000,000	4,795,898
0.50% 6/30/27	12,000,000	11,482,969
0.50% 8/31/27	15,500,000	14,758,906
0.63% 12/31/27	10,000,000	9,453,125
0.63% 5/15/30	3,750,000	3,290,771
0.63% 8/15/30	5,000,000	4,350,781
0.75% 1/31/28	35,000,000	33,092,773
LVIP SSGA Bond Index Fund-61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.13% 2/29/28	12,000,000	$11,413,594
1.25% 6/30/28	5,000,000	4,732,227
1.25% 8/15/31	12,000,000	10,454,531
1.38% 10/31/28	8,000,000	7,536,875
1.38% 12/31/28	10,000,000	9,388,672
1.38% 11/15/31	10,500,000	9,146,074
1.50% 2/15/30	6,000,000	5,511,094
1.63% 8/15/29	8,000,000	7,467,812
1.63% 5/15/31	16,000,000	14,334,375
1.88% 2/15/32	10,000,000	8,918,359
2.25% 2/15/27	16,000,000	15,778,750
2.25% 8/15/27	9,000,000	8,824,922
2.25% 11/15/27	11,500,000	11,244,844
2.38% 5/15/27	9,500,000	9,356,758
2.38% 5/15/29	11,000,000	10,576,328
2.63% 2/15/29	9,000,000	8,751,094
2.63% 7/31/29	5,000,000	4,835,547
2.75% 2/15/28	12,000,000	11,819,063
2.75% 8/15/32	12,000,000	11,185,781
2.88% 5/15/28	4,000,000	3,942,969
2.88% 8/15/28	13,000,000	12,791,289
2.88% 5/15/32	12,000,000	11,314,687
3.38% 11/30/27	12,000,000	11,977,031
3.38% 12/31/27	27,000,000	26,947,266
3.38% 5/15/33	10,000,000	9,613,672
3.50% 1/31/28	6,000,000	6,001,172
3.50% 10/15/28	12,500,000	12,487,305
3.50% 12/15/28	10,000,000	9,988,281
3.50% 1/31/30	10,000,000	9,942,578
3.50% 2/15/33	10,000,000	9,718,359
3.63% 8/31/27	25,000,000	25,055,664
3.63% 3/31/28	8,000,000	8,021,250
3.63% 5/31/28	8,000,000	8,020,938
3.63% 8/15/28	1,000,000	1,002,539
3.63% 9/30/30	10,000,000	9,961,328
3.63% 9/30/31	18,000,000	17,820,000
3.75% 6/30/27	22,000,000	22,085,078
3.75% 5/15/28	10,000,000	10,054,297
3.75% 6/30/30	7,500,000	7,517,871
3.75% 12/31/30	5,000,000	5,002,539
3.75% 10/31/32	13,000,000	12,855,781
3.88% 3/31/27	17,000,000	17,073,711
3.88% 7/31/27	7,000,000	7,040,742
3.88% 12/31/27	3,500,000	3,526,113
3.88% 9/30/29	9,000,000	9,077,695
3.88% 6/30/30	8,400,000	8,463,328
3.88% 8/31/32	4,000,000	3,989,531
3.88% 9/30/32	15,000,000	14,953,711
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.88% 8/15/33	10,500,000	$10,412,637
3.88% 8/15/34	13,000,000	12,799,922
4.00% 6/30/28	10,000,000	10,117,188
4.00% 5/31/30	5,000,000	5,063,672
4.00% 7/31/30	2,000,000	2,025,391
4.00% 1/31/31	7,400,000	7,485,273
4.00% 6/30/32	4,000,000	4,022,969
4.00% 7/31/32	16,000,000	16,083,750
4.00% 2/15/34	25,200,000	25,121,250
4.00% 11/15/35	8,000,000	7,885,000
4.13% 11/15/27	6,000,000	6,068,438
4.13% 7/31/28	6,000,000	6,089,531
4.13% 10/31/29	11,000,000	11,188,203
4.13% 11/30/29	10,000,000	10,172,656
4.13% 8/31/30	3,500,000	3,561,523
4.13% 7/31/31	7,000,000	7,113,750
4.13% 11/15/32	13,000,000	13,148,789
4.25% 6/30/29	17,200,000	17,563,484
4.25% 2/28/31	6,134,500	6,275,641
4.25% 11/15/34	7,500,000	7,578,809
4.25% 5/15/35	14,000,000	14,115,937
4.25% 8/15/35	8,000,000	8,057,500
4.38% 11/30/28	9,000,000	9,204,258
4.38% 11/30/30	5,000,000	5,143,945
4.38% 1/31/32	5,000,000	5,139,063
4.50% 4/15/27	20,000,000	20,246,094
4.50% 5/31/29	1,000,000	1,028,750
4.50% 12/31/31	15,000,000	15,522,656
4.50% 11/15/33	9,000,000	9,292,852
4.63% 9/30/30	7,000,000	7,273,984
4.63% 4/30/31	10,000,000	10,408,984
4.63% 2/15/35	17,000,000	17,646,133
4.88% 10/31/30	10,000,000	10,504,687
Total U.S. Treasury Obligations (Cost $1,237,567,295)		1,170,956,789

	Number of Shares
MONEY MARKET FUND–1.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	36,419,767	36,419,767
Total Money Market Fund (Cost $36,419,767)		36,419,767

TOTAL INVESTMENTS–100.64% (Cost $2,747,553,618)	2,582,088,813

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.64%)	(16,376,479)
NET ASSETS APPLICABLE TO 254,148,928 SHARES OUTSTANDING–100.00%	$2,565,712,334
LVIP SSGA Bond Index Fund-62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,689,282,311 / 167,354,570 Shares)	$10.094
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($876,430,023 / 86,794,358 Shares)	$10.098
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,831,356,393
Distributable earnings/(accumulated loss)	(265,644,059)
TOTAL NET ASSETS	$2,565,712,334

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
^Zero coupon security.
ΔSecurities have been classified by country of origin.

★Includes $62,703,239 payable for securities purchased, $3,986,255 payable for fund shares redeemed, $231,568 other accrued expenses payable, $854,927 due to manager and affiliates, $34,302 payable for audit fee and $57,941 payable for fund accounting fee as of December
31, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-DB–JPMorgan Deutsche Bank
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
TBA–To be announced
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-63

LVIP SSGA Bond Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$94,065,367
Dividends	1,295,109
Foreign taxes refunded	609
95,361,085
EXPENSES:
Management fees	10,243,547
Distribution fees-Service Class	2,154,377
Shareholder servicing fees	742,657
Accounting and administration expenses	430,568
Pricing fees	352,249
Index fees	321,876
Professional fees	130,851
Trustees’ fees and expenses	74,103
Custodian fees	53,085
Reports and statements to shareholders	45,781
Consulting fees	24,634
Other	59,533
14,633,261
Less:
Management fees waived	(3,085,688)
Total operating expenses	11,547,573
NET INVESTMENT INCOME	83,813,512
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(23,276,138)
Net change in unrealized appreciation (depreciation) of investments	105,744,415
NET REALIZED AND UNREALIZED GAIN	82,468,277
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$166,281,789
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$83,813,512	$78,638,758
Net realized loss	(23,276,138)	(13,405,790)
Net change in unrealized appreciation (depreciation)	105,744,415	(39,874,063)
Net increase in net assets resulting from operations	166,281,789	25,358,905
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(54,881,918)	(59,232,426)
Service Class	(26,675,044)	(27,284,141)
Return of capital:
Standard Class	—	(55,576)
Service Class	—	(27,814)
	(81,556,962)	(86,599,957)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	306,266,321	326,335,258
Service Class	111,414,391	135,922,391
Reinvestment of dividends and distributions:
Standard Class	54,881,918	59,288,002
Service Class	26,675,044	27,311,955
	499,237,674	548,857,606
Cost of shares redeemed:
Standard Class	(471,723,588)	(262,498,055)
Service Class	(153,632,473)	(109,348,441)
	(625,356,061)	(371,846,496)
Increase (decrease) in net assets derived from capital share transactions	(126,118,387)	177,011,110
NET INCREASE (DECREASE) IN NET ASSETS	(41,393,560)	115,770,058
NET ASSETS:
Beginning of year	2,607,105,894	2,491,335,836
End of year	$2,565,712,334	$2,607,105,894
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-64

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.773	$10.006	$9.772	$11.546	$12.057
Income (loss) from investment operations:
Net investment income[1]	0.339	0.319	0.276	0.223	0.189
Net realized and unrealized gain (loss)	0.324	(0.207)	0.238	(1.770)	(0.427)
Total from investment operations	0.663	0.112	0.514	(1.547)	(0.238)
Less dividends and distributions from:
Net investment income	(0.342)	(0.345)	(0.280)	(0.227)	(0.228)
Net realized gain	—	—	—	—	(0.045)
Total dividends and distributions	(0.342)	(0.345)	(0.280)	(0.227)	(0.273)
Net asset value, end of period	$10.094	$9.773	$10.006	$9.772	$11.546
Total return[2]	6.80%	1.05%	5.30%	(13.44% )	(1.98% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,689,282	$1,743,047	$1,661,113	$1,574,338	$2,033,169
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	3.35%	3.18%	2.79%	2.13%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.23%	3.06%	2.67%	2.01%	1.47%
Portfolio turnover	44%	40%	47%	49%	95%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-65

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.777	$10.011	$9.777	$11.550	$12.061
Income (loss) from investment operations:
Net investment income[1]	0.314	0.294	0.251	0.197	0.159
Net realized and unrealized gain (loss)	0.324	(0.208)	0.238	(1.770)	(0.427)
Total from investment operations	0.638	0.086	0.489	(1.573)	(0.268)
Less dividends and distributions from:
Net investment income	(0.317)	(0.320)	(0.255)	(0.200)	(0.198)
Net realized gain	—	—	—	—	(0.045)
Total dividends and distributions	(0.317)	(0.320)	(0.255)	(0.200)	(0.243)
Net asset value, end of period	$10.098	$9.777	$10.011	$9.777	$11.550
Total return[2]	6.53%	0.80%	5.03%	(13.66% )	(2.22% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$876,430	$864,059	$830,223	$812,378	$1,033,836
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	3.10%	2.93%	2.54%	1.88%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.98%	2.81%	2.42%	1.76%	1.22%
Portfolio turnover	44%	40%	47%	49%	95%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-66

LVIP SSGA Bond Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP SSGA Bond Index Fund-67

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$212,375
Legal	35,192
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,025 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Bond Index Fund-68

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$606,187
Distribution fees payable to LFD	185,873
Shareholder servicing fees payable to Lincoln Life	62,867
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$113,322,751
Purchases of U.S. government securities	1,014,632,255
Sales other than U.S. government securities	156,065,779
Sales of U.S. government securities	1,090,113,338
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$2,748,150,788
Aggregate unrealized appreciation of investments	$21,436,099
Aggregate unrealized depreciation of investments	(187,498,075)
Net unrealized depreciation of investments	$(166,061,976)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund-69

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$18,129,424	$—	$18,129,424
Agency Mortgage-Backed Securities	—	619,106,160	—	619,106,160
Agency Obligations	—	13,482,430	—	13,482,430
Corporate Bonds	—	613,320,589	—	613,320,589
Municipal Bonds	—	10,719,369	—	10,719,369
Non-Agency Asset-Backed Securities	—	9,196,661	—	9,196,661
Non-Agency Commercial Mortgage-Backed Securities	—	17,295,661	—	17,295,661
Regional Bonds	—	6,598,855	—	6,598,855
Sovereign Bonds	—	33,267,258	—	33,267,258
Supranational Banks	—	33,595,850	—	33,595,850
U.S. Treasury Obligations	—	1,170,956,789	—	1,170,956,789
Money Market Fund	36,419,767	—	—	36,419,767
Total Investments	$36,419,767	$2,545,669,046	$—	$2,582,088,813
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$81,556,962	$86,516,567
Return of capital	—	83,390
Total	$81,556,962	$86,599,957
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,590,405
Capital loss carryforward	(103,172,488)
Net unrealized depreciation	(166,061,976)
Distributable earnings/(accumulated loss)	$(265,644,059)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$14,487,254	$88,685,234	$103,172,488
LVIP SSGA Bond Index Fund-70

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	30,142,690	32,538,142
Service Class	11,009,510	13,575,242
Shares reinvested:
Standard Class	5,457,629	5,939,928
Service Class	2,651,332	2,734,383
	49,261,161	54,787,695
Shares redeemed:
Standard Class	(46,598,871)	(26,130,676)
Service Class	(15,245,233)	(10,862,121)
	(61,844,104)	(36,992,797)
Net increase (decrease)	(12,582,943)	17,794,898
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP SSGA Bond Index Fund-71

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund-72

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Bond Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Bond Index Fund–73

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.38%
Australia–0.05%
†MMG Ltd.	105,600	$119,314
		119,314
Brazil–3.66%
Ambev SA	112,900	284,187
Axia Energia	29,985	276,678
Axia Energia Class B	5,900	56,440
†Axia Energia Class C	9,431	84,539
B3 SA - Brasil Bolsa Balcao	130,500	332,241
Banco Bradesco SA	130,171	426,160
Banco Bradesco SA	37,084	104,922
Banco BTG Pactual SA	28,972	277,548
Banco do Brasil SA	45,200	180,408
BB Seguridade Participacoes SA	16,200	107,011
Caixa Seguridade Participacoes SA	12,200	36,961
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,149	292,460
Cia Paranaense de Energia - Copel	27,400	65,349
CPFL Energia SA	5,300	51,507
Embraer SA	17,400	279,069
Energisa SA	7,772	66,811
†Eneva SA	21,700	79,823
Engie Brasil Energia SA	7,455	42,675
Equatorial SA	28,578	200,584
†JBS NV Class A	10,000	144,200
Klabin SA	19,563	66,817
†Localiza Rent a Car SA	23,358	184,810
MBRF Global Foods Co. SA	15,970	58,230
Motiva Infraestrutura de Mobilidade SA	28,700	78,696
†NU Holdings Ltd. Class A	83,500	1,397,790
Petroleo Brasileiro SA - Petrobras	92,900	551,537
Petroleo Brasileiro SA - Petrobras	113,900	639,373
Porto Seguro SA	5,500	48,443
†PRIO SA	22,200	166,848
Raia Drogasil SA	34,227	145,978
Rede D'Or Sao Luiz SA	19,400	143,686
Rumo SA	30,218	81,243
†StoneCo Ltd. Class A	5,500	81,345
Suzano SA	16,130	151,247
Telefonica Brasil SA	20,800	124,535
TIM SA	19,800	76,843
TOTVS SA	12,914	98,693
Ultrapar Participacoes SA	19,500	73,632
Vale SA	89,392	1,167,197
Vibra Energia SA	26,563	122,609
WEG SA	41,000	362,192
XP, Inc. Class A	9,900	162,063
		9,373,380
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada–0.05%
China Gold International Resources Corp. Ltd.	5,900	$119,014
		119,014
Chile–0.47%
Banco de Chile	1,174,306	226,821
Banco de Credito e Inversiones SA	2,348	152,084
Banco Santander Chile	1,762,768	139,129
Cencosud SA	30,774	98,805
Empresas CMPC SA	22,492	35,292
Empresas COPEC SA	9,885	77,421
Enel Americas SA	423,416	40,170
Enel Chile SA	561,388	46,109
Falabella SA	17,079	119,138
Latam Airlines Group SA	7,771,815	210,399
Plaza SA	18,862	66,711
		1,212,079
China–22.52%
360 Security Technology, Inc. Class A	4,500	7,199
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	9,460
3SBio, Inc.	45,500	141,279
AAC Technologies Holdings, Inc.	18,000	90,238
=Advanced Micro-Fabrication Equipment, Inc. China Class A	208	8,203
AECC Aviation Power Co. Ltd. Class A	401	2,299
Agricultural Bank of China Ltd. Class A	27,700	30,442
Agricultural Bank of China Ltd. Class H	681,000	506,612
Aier Eye Hospital Group Co. Ltd. Class A	4,058	6,374
†Air China Ltd. Class A	1,200	1,609
†Akeso, Inc.	16,000	232,863
Alibaba Group Holding Ltd.	424,400	7,792,390
Aluminum Corp. of China Ltd. Class A	7,900	13,785
Aluminum Corp. of China Ltd. Class H	90,000	140,891
†Amlogic Shanghai Co. Ltd. Class A	71	886
Anhui Conch Cement Co. Ltd. Class A	800	2,502
Anhui Conch Cement Co. Ltd. Class H	28,000	79,502
LVIP SSGA Emerging Markets Equity Index Fund-1

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Gujing Distillery Co. Ltd. Class A	200	$3,797
Anhui Gujing Distillery Co. Ltd. Class B	3,300	37,030
†Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,800	12,762
Anker Innovations Technology Co. Ltd. Class A	390	6,385
ANTA Sports Products Ltd.	30,600	317,768
Autohome, Inc. ADR	1,600	35,616
Avary Holding Shenzhen Co. Ltd. Class A	900	6,492
AviChina Industry & Technology Co. Ltd. Class H	53,000	27,039
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	5,055
†Baidu, Inc. Class A	54,750	900,375
Bank of Beijing Co. Ltd. Class A	13,700	10,743
Bank of Changsha Co. Ltd. Class A	4,200	5,831
Bank of Chengdu Co. Ltd. Class A	900	2,076
Bank of China Ltd. Class A	20,500	16,818
Bank of China Ltd. Class H	1,726,000	989,563
Bank of Communications Co. Ltd. Class A	24,420	25,349
Bank of Hangzhou Co. Ltd. Class A	4,400	9,621
Bank of Jiangsu Co. Ltd. Class A	10,500	15,626
Bank of Nanjing Co. Ltd. Class A	3,600	5,888
Bank of Ningbo Co. Ltd. Class A	3,170	12,742
Bank of Shanghai Co. Ltd. Class A	6,540	9,452
Bank of Suzhou Co. Ltd. Class A	5,000	5,931
Baoshan Iron & Steel Co. Ltd. Class A	11,000	11,731
Beijing Kingsoft Office Software, Inc. Class A	143	6,285
Beijing New Building Materials PLC Class A	2,500	8,932
Beijing Roborock Technology Co. Ltd. Class A	215	4,679
†Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	108	695
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	$4,824
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	30,400	22,410
†Bilibili, Inc. Class Z	5,840	144,138
BOC International China Co. Ltd. Class A	200	429
BOE Technology Group Co. Ltd. Class A	20,300	12,233
BYD Co. Ltd. Class A	1,700	23,771
BYD Co. Ltd. Class H	90,600	1,107,201
BYD Electronic International Co. Ltd.	20,500	88,777
†Cambricon Technologies Corp. Ltd. Class A	136	26,368
CGN Power Co. Ltd. Class A	1,300	699
CGN Power Co. Ltd. Class H	254,000	95,571
Changchun High-Tech Industry Group Co. Ltd. Class A	200	2,649
Changjiang Securities Co. Ltd. Class A	6,900	8,049
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	7,064
Chaozhou Three-Circle Group Co. Ltd. Class A	600	3,922
China CITIC Bank Corp. Ltd. Class H	204,000	182,041
†China CITIC Financial Asset Management Co. Ltd. Class H	259,000	27,640
China Coal Energy Co. Ltd. Class H	48,000	61,509
China Communications Services Corp. Ltd. Class H	42,000	24,210
China Construction Bank Corp. Class A	6,900	9,168
China Construction Bank Corp. Class H	2,371,000	2,346,840
China CSSC Holdings Ltd. Class A	2,800	13,327
†China Eastern Airlines Corp. Ltd. Class A	500	429
China Energy Engineering Corp. Ltd. Class A	23,600	7,941
China Everbright Bank Co. Ltd. Class A	23,400	11,689
China Feihe Ltd.	73,000	38,134
China Galaxy Securities Co. Ltd. Class A	1,400	3,150
LVIP SSGA Emerging Markets Equity Index Fund-2

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Galaxy Securities Co. Ltd. Class H	79,500	$102,809
China Great Wall Securities Co. Ltd. Class A	5,800	8,467
†China Greatwall Technology Group Co. Ltd. Class A	4,000	8,253
China Hongqiao Group Ltd.	69,500	291,881
China International Capital Corp. Ltd. Class A	400	2,004
China International Capital Corp. Ltd. Class H	36,400	91,941
China Life Insurance Co. Ltd. Class A	800	5,214
China Life Insurance Co. Ltd. Class H	185,000	653,962
†China Literature Ltd.	10,000	42,487
China Longyuan Power Group Corp. Ltd. Class H	58,000	49,529
China Mengniu Dairy Co. Ltd.	73,000	140,127
China Merchants Bank Co. Ltd. Class A	6,700	40,383
China Merchants Bank Co. Ltd. Class H	96,000	653,078
China Merchants Energy Shipping Co. Ltd. Class A	900	1,159
China Merchants Securities Co. Ltd. Class A	2,400	5,716
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,200	6,432
China Minsheng Banking Corp. Ltd. Class A	14,400	7,892
China National Nuclear Power Co. Ltd. Class A	14,000	17,325
†China National Software & Service Co. Ltd. Class A	1,080	7,156
China Nonferrous Mining Corp. Ltd.	34,000	64,505
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,900	19,131
China Oilfield Services Ltd. Class H	44,000	39,538
China Overseas Land & Investment Ltd.	95,000	150,029
China Pacific Insurance Group Co. Ltd. Class A	3,600	21,606
China Pacific Insurance Group Co. Ltd. Class H	64,000	290,239
China Petroleum & Chemical Corp. Class A	18,700	16,535
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Petroleum & Chemical Corp. Class H	544,000	$326,757
China Power International Development Ltd.	73,000	30,313
China Railway Group Ltd. Class A	7,600	5,885
China Railway Signal & Communication Corp. Ltd. Class A	10,010	7,833
†China Rare Earth Resources & Technology Co. Ltd. Class A	400	2,655
China Resources Beer Holdings Co. Ltd.	36,500	123,271
China Resources Land Ltd.	79,000	276,366
China Resources Microelectronics Ltd. Class A	1,156	8,744
China Resources Mixc Lifestyle Services Ltd.	17,000	94,083
China Resources Power Holdings Co. Ltd.	50,000	111,302
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	364	1,482
†China Ruyi Holdings Ltd.	256,000	72,103
China Shenhua Energy Co. Ltd. Class A	3,900	22,603
China Shenhua Energy Co. Ltd. Class H	82,000	409,433
†China Southern Airlines Co. Ltd. Class A	7,800	8,939
China State Construction Engineering Corp. Ltd. Class A	21,500	15,782
China Taiping Insurance Holdings Co. Ltd.	34,800	83,800
China Three Gorges Renewables Group Co. Ltd. Class A	4,500	2,633
China Tourism Group Duty Free Corp. Ltd. Class A	500	6,771
China Tower Corp. Ltd. Class H	103,900	154,463
China United Network Communications Ltd. Class A	19,200	14,050
†China Vanke Co. Ltd. Class A	7,300	4,857
†China Vanke Co. Ltd. Class H	43,900	18,555
China Yangtze Power Co. Ltd. Class A	7,884	30,676
China Zheshang Bank Co. Ltd. Class A	680	296
LVIP SSGA Emerging Markets Equity Index Fund-3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Chongqing Changan Automobile Co. Ltd. Class A	3,400	$5,772
Chongqing Rural Commercial Bank Co. Ltd. Class A	1,500	1,387
Chongqing Rural Commercial Bank Co. Ltd. Class H	52,000	41,091
†Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,349
CITIC Ltd.	98,000	152,304
CITIC Securities Co. Ltd. Class A	6,485	26,651
CITIC Securities Co. Ltd. Class H	34,775	122,723
CMOC Group Ltd. Class A	4,800	13,740
CMOC Group Ltd. Class H	93,000	231,060
CNGR Advanced Material Co. Ltd. Class A	1,260	8,349
CNPC Capital Co. Ltd. Class A	11,600	15,928
Contemporary Amperex Technology Co. Ltd. Class A	1,440	75,719
Contemporary Amperex Technology Co. Ltd. Class H	1,900	123,575
COSCO SHIPPING Holdings Co. Ltd. Class A	6,190	13,443
COSCO SHIPPING Holdings Co. Ltd. Class H	64,650	114,142
CRRC Corp. Ltd. Class A	17,800	17,374
CRRC Corp. Ltd. Class H	96,000	73,673
CSC Financial Co. Ltd. Class A	3,500	13,413
CSPC Pharmaceutical Group Ltd.	204,240	221,609
Daqin Railway Co. Ltd. Class A	9,400	6,941
Dongfang Electric Corp. Ltd. Class A	3,900	13,548
†Dongfeng Motor Group Co. Ltd. Class H	56,000	63,585
Dongxing Securities Co. Ltd. Class A	3,973	7,895
East Money Information Co. Ltd. Class A	8,044	26,669
Eastroc Beverage Group Co. Ltd. Class A	260	9,952
ENN Energy Holdings Ltd.	18,700	166,334
Eoptolink Technology, Inc. Ltd. Class A	420	25,734
Eve Energy Co. Ltd. Class A	1,655	15,567
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Everbright Securities Co. Ltd. Class A	1,400	$3,516
Far East Horizon Ltd.	48,000	49,594
†Flat Glass Group Co. Ltd. Class A	1,400	3,138
Focus Media Information Technology Co. Ltd. Class A	5,900	6,223
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,692	14,273
Fosun International Ltd.	42,000	23,669
Founder Securities Co. Ltd. Class A	5,000	5,579
Foxconn Industrial Internet Co. Ltd. Class A	5,552	49,193
Fuyao Glass Industry Group Co. Ltd. Class A	900	8,344
Fuyao Glass Industry Group Co. Ltd. Class H	14,400	124,469
Ganfeng Lithium Group Co. Ltd. Class A	300	2,700
Ganfeng Lithium Group Co. Ltd. Class H	11,000	73,606
†GCL Technology Holdings Ltd.	556,000	75,787
GD Power Development Co. Ltd. Class A	5,000	3,606
†GDS Holdings Ltd. Class A	25,800	112,679
GEM Co. Ltd. Class A	6,500	7,777
†Genscript Biotech Corp.	28,000	44,724
GF Securities Co. Ltd. Class A	5,500	17,335
GF Securities Co. Ltd. Class H	14,200	32,222
Giant Biogene Holding Co. Ltd.	10,000	42,808
GigaDevice Semiconductor, Inc. Class A	352	10,782
GoerTek, Inc. Class A	2,200	9,040
Goldwind Science & Technology Co. Ltd. Class A	4,200	12,269
Goneo Group Co. Ltd. Class A	812	4,745
Great Wall Motor Co. Ltd. Class A	500	1,619
Great Wall Motor Co. Ltd. Class H	55,500	109,107
Gree Electric Appliances, Inc. of Zhuhai Class A	2,300	13,237
Guangdong Haid Group Co. Ltd. Class A	700	5,547
Guangzhou Automobile Group Co. Ltd. Class A	5,000	5,842
LVIP SSGA Emerging Markets Equity Index Fund-4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	$7,368
Guangzhou Tinci Materials Technology Co. Ltd. Class A	660	4,378
Guosen Securities Co. Ltd. Class A	7,500	14,080
Guotai Haitong Securities Co. Ltd. Class A	8,180	24,052
Guotai Haitong Securities Co. Ltd. Class H	37,112	79,470
Guoyuan Securities Co. Ltd. Class A	5,440	6,501
H World Group Ltd. ADR	4,900	230,545
Haidilao International Holding Ltd.	41,000	75,354
Haier Smart Home Co. Ltd. Class A	3,100	11,577
Haier Smart Home Co. Ltd. Class H	59,400	185,491
†Hainan Airlines Holding Co. Ltd. Class A	41,100	10,645
Hainan Airport Infrastructure Co. Ltd. Class A	5,400	4,119
Haitian International Holdings Ltd.	13,000	37,042
Hangzhou First Applied Material Co. Ltd. Class A	2,835	5,662
Hangzhou Silan Microelectronics Co. Ltd. Class A	100	407
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	6,489
Hansoh Pharmaceutical Group Co. Ltd.	38,000	176,067
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	10,995
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	11,743
Hengan International Group Co. Ltd.	10,500	37,728
Hengli Petrochemical Co. Ltd. Class A	5,500	17,738
Hengtong Optic-electric Co. Ltd. Class A	100	354
Hisense Home Appliances Group Co. Ltd. Class H	76	226
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	9,218
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Horizon Robotics	111,000	$123,890
†Hua Hong Semiconductor Ltd. Class H	18,000	172,276
Huadong Medicine Co. Ltd. Class A	300	1,694
Huafon Chemical Co. Ltd. Class A	6,700	10,550
Huaibei Mining Holdings Co. Ltd. Class A	2,800	4,451
Huaneng Power International, Inc. Class A	100	107
Huaneng Power International, Inc. Class H	114,000	84,013
Huatai Securities Co. Ltd. Class A	2,900	9,794
Huatai Securities Co. Ltd. Class H	29,800	72,323
Huaxia Bank Co. Ltd. Class A	10,200	10,028
Huayu Automotive Systems Co. Ltd. Class A	600	1,717
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	3,443
Hunan Valin Steel Co. Ltd. Class A	9,400	7,566
Hwatsing Technology Co. Ltd. Class A	439	9,425
Hygon Information Technology Co. Ltd. Class A	756	24,291
IEIT Systems Co. Ltd. Class A	760	7,252
Iflytek Co. Ltd. Class A	2,200	15,849
Imeik Technology Development Co. Ltd. Class A	160	3,245
Industrial & Commercial Bank of China Ltd. Class A	20,500	23,272
Industrial & Commercial Bank of China Ltd. Class H	1,602,000	1,296,348
Industrial Bank Co. Ltd. Class A	10,896	32,843
Industrial Securities Co. Ltd. Class A	142	151
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,400	12,732
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	399
LVIP SSGA Emerging Markets Equity Index Fund-5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	$7,386
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,300	13,515
Inner Mongolia Yitai Coal Co. Ltd. Class B	26,200	50,028
†Innovent Biologics, Inc.	36,500	357,215
Isoftstone Information Technology Group Co. Ltd. Class A	400	2,714
†J&T Global Express Ltd.	62,200	83,722
†JA Solar Technology Co. Ltd. Class A	4,692	7,690
JCET Group Co. Ltd. Class A	1,900	10,010
†JD Health International, Inc.	27,500	196,949
†JD Logistics, Inc.	51,200	75,331
JD.com, Inc. Class A	58,771	845,082
†Jiangsu Eastern Shenghong Co. Ltd. Class A	1,100	1,714
Jiangsu Expressway Co. Ltd. Class H	24,000	30,807
Jiangsu Hengli Hydraulic Co. Ltd. Class A	832	13,075
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,822	24,073
Jiangsu King's Luck Brewery JSC Ltd. Class A	200	996
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	13,036
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,920
Jiangxi Copper Co. Ltd. Class H	26,000	143,710
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	5,576
Kanzhun Ltd. ADR	9,000	183,420
KE Holdings, Inc. Class A	49,900	263,918
†Kingdee International Software Group Co. Ltd.	74,000	126,864
Kingsoft Corp. Ltd.	23,000	84,378
Kuaishou Technology	62,100	513,344
†Kuang-Chi Technologies Co. Ltd. Class A	2,200	15,355
Kunlun Energy Co. Ltd.	84,000	80,299
†Kunlun Tech Co. Ltd. Class A	1,600	9,566
Kweichow Moutai Co. Ltd. Class A	500	98,592
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Laopu Gold Co. Ltd. Class H	700	$55,944
LB Group Co. Ltd. Class A	3,100	8,686
Lenovo Group Ltd.	198,000	235,461
Lens Technology Co. Ltd. Class A	4,200	18,187
†Li Auto, Inc. Class A	31,000	261,645
Li Ning Co. Ltd.	56,000	134,558
Lingyi iTech Guangdong Co. Class A	1,600	3,555
Longfor Group Holdings Ltd.	49,858	54,962
†LONGi Green Energy Technology Co. Ltd. Class A	2,072	5,395
Luxshare Precision Industry Co. Ltd. Class A	2,387	19,415
Luzhou Laojiao Co. Ltd. Class A	800	13,318
Maxscend Microelectronics Co. Ltd. Class A	752	8,764
Meitu, Inc.	83,000	74,737
†Meituan Class B	122,940	1,629,224
Metallurgical Corp. of China Ltd. Class A	1,800	765
Midea Group Co. Ltd. Class A	2,200	24,598
Midea Group Co. Ltd. Class H	9,700	106,013
MINISO Group Holding Ltd. ADR	2,865	53,719
Montage Technology Co. Ltd. Class A	634	10,688
Muyuan Foods Co. Ltd. Class A	3,050	22,082
NARI Technology Co. Ltd. Class A	5,183	16,677
NAURA Technology Group Co. Ltd. Class A	405	26,603
NetEase, Inc.	42,600	1,172,572
New China Life Insurance Co. Ltd. Class A	600	5,986
New China Life Insurance Co. Ltd. Class H	23,500	164,659
New Hope Liuhe Co. Ltd. Class A	5,500	7,255
New Oriental Education & Technology Group, Inc.	33,300	182,924
Ningbo Deye Technology Co. Ltd. Class A	151	1,860
Ningbo Orient Wires & Cables Co. Ltd. Class A	100	855
Ningbo Tuopu Group Co. Ltd. Class A	1,165	12,889
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,800	13,484
LVIP SSGA Emerging Markets Equity Index Fund-6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†NIO, Inc. Class A	45,590	$234,332
Nongfu Spring Co. Ltd. Class H	48,200	290,979
OmniVision Integrated Circuits Group, Inc. Class A	465	8,378
Orient Securities Co. Ltd. Class A	5,416	8,448
People's Insurance Co. Group of China Ltd. Class A	6,600	8,454
People's Insurance Co. Group of China Ltd. Class H	212,000	184,164
PetroChina Co. Ltd. Class A	11,500	17,124
PetroChina Co. Ltd. Class H	520,000	560,507
Pharmaron Beijing Co. Ltd. Class A	1,600	6,508
PICC Property & Casualty Co. Ltd. Class H	168,000	353,204
Ping An Bank Co. Ltd. Class A	10,892	17,786
Ping An Insurance Group Co. of China Ltd. Class A	3,400	33,307
Ping An Insurance Group Co. of China Ltd. Class H	164,500	1,381,751
Piotech, Inc. Class A	191	9,009
Poly Developments & Holdings Group Co. Ltd. Class A	9,800	8,557
Pop Mart International Group Ltd.	13,400	323,298
Postal Savings Bank of China Co. Ltd. Class A	12,400	9,671
Power Construction Corp. of China Ltd. Class A	13,500	10,046
Qfin Holdings, Inc. ADR	2,700	52,029
†Qinghai Salt Lake Industry Co. Ltd. Class A	4,500	18,135
†Remegen Co. Ltd. Class H	4,500	41,747
Rockchip Electronics Co. Ltd. Class A	300	7,662
Rongsheng Petrochemical Co. Ltd. Class A	9,550	16,008
SAIC Motor Corp. Ltd. Class A	4,000	8,719
Sailun Group Co. Ltd. Class A	4,100	9,499
Sanan Optoelectronics Co. Ltd. Class A	100	202
Sany Heavy Industry Co. Ltd. Class A	3,600	10,887
Satellite Chemical Co. Ltd. Class A	978	2,475
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
SDIC Capital Co. Ltd. Class A	200	$219
SDIC Power Holdings Co. Ltd. Class A	6,200	11,645
Seres Group Co. Ltd. Class A	1,000	17,289
SF Holding Co. Ltd. Class A	2,900	15,902
SG Micro Corp. Class A	483	4,741
Shaanxi Coal Industry Co. Ltd. Class A	5,000	15,259
Shandong Gold Mining Co. Ltd. Class A	1,580	8,718
Shandong Gold Mining Co. Ltd. Class H	22,500	100,174
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	8,618
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	8,339
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	56,800	36,623
Shanghai Baosight Software Co. Ltd. Class A	113	335
Shanghai Baosight Software Co. Ltd. Class B	19,470	19,901
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	401	7,795
†Shanghai Electric Group Co. Ltd. Class A	11,200	13,823
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	9,482
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	600	1,534
Shanghai Pudong Development Bank Co. Ltd. Class A	13,400	23,862
Shanghai Putailai New Energy Technology Group Co. Ltd. Class A	192	751
Shanghai RAAS Blood Products Co. Ltd. Class A	100	91
Shanghai Rural Commercial Bank Co. Ltd. Class A	7,000	9,306
Shanghai United Imaging Healthcare Co. Ltd. Class A	364	6,540
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	12,582
LVIP SSGA Emerging Markets Equity Index Fund-7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanjin International Gold Co. Ltd. Class A	380	$1,323
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	8,241
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	680	16,728
Shengyi Technology Co. Ltd. Class A	1,000	10,182
Shennan Circuits Co. Ltd. Class A	286	9,489
Shenwan Hongyuan Group Co. Ltd. Class A	18,500	13,953
Shenzhen Inovance Technology Co. Ltd. Class A	650	7,005
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	500	13,635
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	8,049
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	9,923
Shenzhen Transsion Holdings Co. Ltd. Class A	899	8,518
Shenzhou International Group Holdings Ltd.	20,000	157,597
Sichuan Chuantou Energy Co. Ltd. Class A	1,700	3,382
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	7,979
†Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	1,300	65,257
Sichuan Road & Bridge Group Co. Ltd. Class A	140	199
Sinotruk Hong Kong Ltd.	16,500	58,558
Smoore International Holdings Ltd.	45,000	68,864
SooChow Securities Co. Ltd. Class A	4,780	6,200
Spring Airlines Co. Ltd. Class A	1,100	9,361
Sungrow Power Supply Co. Ltd. Class A	1,080	26,434
Sunny Optical Technology Group Co. Ltd.	17,100	144,403
Sunwoda Electronic Co. Ltd. Class A	200	748
SUPCON Technology Co. Ltd. Class A	1,090	7,695
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,300	$15,761
Suzhou TFC Optical Communication Co. Ltd. Class A	196	5,660
†TAL Education Group ADR	10,200	111,282
TBEA Co. Ltd. Class A	760	2,414
TCL Technology Group Corp. Class A	9,580	6,230
†TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	9,234
Tencent Holdings Ltd.	158,400	12,156,175
Tencent Music Entertainment Group ADR	14,000	245,420
†Tianqi Lithium Corp. Class A	100	792
Tianshui Huatian Technology Co. Ltd. Class A	1,900	2,988
Tingyi Cayman Islands Holding Corp.	44,000	66,710
Tongcheng Travel Holdings Ltd.	31,200	90,062
TongFu Microelectronics Co. Ltd. Class A	1,032	5,576
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	14,255
†Tongwei Co. Ltd. Class A	3,600	10,571
†Trina Solar Co. Ltd. Class A	3,105	7,347
Trip.com Group Ltd.	15,300	1,097,031
Tsingtao Brewery Co. Ltd. Class H	14,000	87,762
†UBTech Robotics Corp. Ltd. Class H	4,950	80,660
=Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	10,262
Unisplendour Corp. Ltd. Class A	1,180	4,156
Vipshop Holdings Ltd. ADR	7,600	134,444
Wanhua Chemical Group Co. Ltd. Class A	1,720	18,870
Want Want China Holdings Ltd.	100,000	59,619
Weichai Power Co. Ltd. Class A	3,700	9,106
Weichai Power Co. Ltd. Class H	46,000	111,633
Wens Foodstuff Group Co. Ltd. Class A	1,120	2,705
Western Securities Co. Ltd. Class A	6,100	6,887
LVIP SSGA Emerging Markets Equity Index Fund-8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Western Superconducting Technologies Co. Ltd. Class A	795	$8,480
†Wingtech Technology Co. Ltd. Class A	1,700	9,069
†Wuhan Guide Infrared Co. Ltd. Class A	221	464
Wuliangye Yibin Co. Ltd. Class A	1,200	18,198
WUS Printed Circuit Kunshan Co. Ltd. Class A	910	9,466
WuXi AppTec Co. Ltd. Class A	1,032	13,372
WuXi AppTec Co. Ltd. Class H	9,456	119,907
†Wuxi Biologics Cayman, Inc.	87,000	351,812
†WuXi XDC Cayman, Inc.	8,000	62,552
XCMG Construction Machinery Co. Ltd. Class A	11,000	18,234
Xiamen Tungsten Co. Ltd. Class A	1,800	10,578
†Xiaomi Corp. Class B	426,400	2,151,968
†Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	7,927
Xinyi Solar Holdings Ltd.	114,056	43,627
†XPeng, Inc. Class A	31,000	315,204
†XtalPi Holdings Ltd.	42,000	51,167
Yadea Group Holdings Ltd.	26,449	38,741
Yankuang Energy Group Co. Ltd. Class A	2,265	4,261
Yankuang Energy Group Co. Ltd. Class H	80,800	99,859
†Yonyou Network Technology Co. Ltd. Class A	3,640	6,912
Youngor Fashion Co. Ltd. Class A	4,200	4,567
Yum China Holdings, Inc.	9,100	430,872
Yunnan Aluminium Co. Ltd. Class A	300	1,408
Yunnan Baiyao Group Co. Ltd. Class A	1,680	13,645
Yunnan Yuntianhua Co. Ltd. Class A	2,100	10,039
Zangge Mining Co. Ltd. Class A	100	1,208
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	200	4,830
Zhaojin Mining Industry Co. Ltd. Class H	43,000	169,787
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	5,943
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	$12,203
Zhejiang Expressway Co. Ltd. Class H	32,600	30,034
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	7,366
Zhejiang Juhua Co. Ltd. Class A	900	4,949
†Zhejiang Leapmotor Technology Co. Ltd. Class H	12,300	77,049
Zhejiang NHU Co. Ltd. Class A	964	3,474
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	600	4,755
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	7,994
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	7,365
Zheshang Securities Co. Ltd. Class A	3,900	6,032
Zhongji Innolight Co. Ltd. Class A	340	29,542
Zhongjin Gold Corp. Ltd. Class A	4,100	13,655
Zhongtai Securities Co. Ltd. Class A	100	93
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	9,012
Zhuzhou CRRC Times Electric Co. Ltd. Class H	8,800	42,584
Zijin Mining Group Co. Ltd. Class A	9,000	44,301
Zijin Mining Group Co. Ltd. Class H	146,000	668,451
ZTE Corp. Class A	3,400	18,411
ZTE Corp. Class H	17,200	60,093
ZTO Express Cayman, Inc.	10,850	226,310
		57,656,198
Colombia–0.14%
Grupo Cibest SA	17,657	294,884
Interconexion Electrica SA ESP	10,027	65,455
		360,339
Czech Republic–0.13%
CEZ AS	2,973	187,112
Komercni Banka AS	1,688	95,169
Moneta Money Bank AS	5,578	52,420
		334,701
LVIP SSGA Emerging Markets Equity Index Fund-9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Egypt–0.07%
Commercial International Bank - Egypt (CIB)	56,939	$122,950
Eastern Co. SAE	31,282	24,331
Talaat Moustafa Group	15,530	26,049
		173,330
Greece–0.56%
Alpha Bank SA	55,978	235,280
Eurobank SA Class A	64,908	260,974
Hellenic Telecommunications Organization SA	3,890	77,076
Jumbo SA	3,005	98,528
National Bank of Greece SA	22,117	337,338
OPAP SA	4,553	102,198
Piraeus Bank SA	28,904	230,778
Public Power Corp. SA	3,837	81,991
		1,424,163
Hong Kong–0.75%
†Alibaba Health Information Technology Ltd.	132,000	86,202
Bank of Communications Co. Ltd. Class H	195,000	161,859
Beijing Enterprises Holdings Ltd.	10,500	42,956
BOC Aviation Ltd.	4,200	39,327
Bosideng International Holdings Ltd.	104,000	59,673
C&D International Investment Group Ltd.	21,099	42,523
China Gas Holdings Ltd.	55,998	55,259
China Merchants Port Holdings Co. Ltd.	27,740	54,021
China Minsheng Banking Corp. Ltd. Class H	160,000	80,891
China National Building Material Co. Ltd. Class H	83,696	55,109
China Railway Group Ltd. Class H	99,000	48,725
China Resources Gas Group Ltd.	19,200	55,887
China State Construction International Holdings Ltd.	28,000	32,748
Chow Tai Fook Jewellery Group Ltd.	50,600	80,841
Geely Automobile Holdings Ltd.	150,000	346,932
Guangdong Investment Ltd.	66,000	57,578
†NetEase Cloud Music, Inc.	1,950	46,708
Orient Overseas International Ltd.	3,500	56,434
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Postal Savings Bank of China Co. Ltd. Class H	210,000	$143,676
Sino Biopharmaceutical Ltd.	260,000	206,866
Sinopharm Group Co. Ltd. Class H	28,800	72,016
†Zijin Gold International Co. Ltd.	5,300	99,426
		1,925,657
Hungary–0.31%
MOL Hungarian Oil & Gas PLC	10,230	91,678
OTP Bank Nyrt	5,562	596,381
Richter Gedeon Nyrt	3,718	112,395
		800,454
India–15.06%
ABB India Ltd.	1,164	67,009
=†Adani Enterprises Ltd.	473	7,051
Adani Enterprises Ltd..	3,946	98,339
Adani Ports & Special Economic Zone Ltd.	13,289	217,542
†Adani Power Ltd.	75,145	119,462
Alkem Laboratories Ltd.	1,104	67,621
Ambuja Cements Ltd.	13,931	86,338
APL Apollo Tubes Ltd.	4,146	88,364
Apollo Hospitals Enterprise Ltd.	2,654	208,123
Ashok Leyland Ltd.	70,401	140,489
Asian Paints Ltd.	9,442	291,298
Astral Ltd.	3,401	52,607
AU Small Finance Bank Ltd.	9,329	103,263
Aurobindo Pharma Ltd.	6,432	84,662
†Avenue Supermarts Ltd.	4,022	169,351
Axis Bank Ltd.	56,504	798,994
Bajaj Auto Ltd.	1,695	176,308
Bajaj Finance Ltd.	68,906	757,758
Bajaj Finserv Ltd.	9,182	208,634
Bajaj Holdings & Investment Ltd.	629	79,293
Balkrishna Industries Ltd.	1,930	49,881
Bank of Baroda	27,652	91,129
Bharat Electronics Ltd.	88,298	393,032
Bharat Forge Ltd.	5,988	98,074
Bharat Heavy Electricals Ltd.	23,588	75,513
Bharat Petroleum Corp. Ltd.	39,925	170,788
Bharti Airtel Ltd.	63,424	1,488,655
Bosch Ltd.	169	67,791
Britannia Industries Ltd.	2,670	179,160
BSE Ltd.	4,880	143,117
Canara Bank	50,227	86,623
LVIP SSGA Emerging Markets Equity Index Fund-10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
CG Power & Industrial Solutions Ltd.	16,617	$119,803
Cholamandalam Investment & Finance Co. Ltd.	10,693	202,822
Cipla Ltd.	14,599	245,377
Coal India Ltd.	45,496	202,098
Colgate-Palmolive India Ltd.	2,758	63,739
Coromandel International Ltd.	2,903	73,255
Cummins India Ltd.	3,387	167,151
Dabur India Ltd.	12,829	71,935
Divi's Laboratories Ltd.	3,091	219,698
Dixon Technologies India Ltd.	900	121,426
DLF Ltd.	18,274	139,815
Dr. Reddy's Laboratories Ltd.	13,349	188,775
Eicher Motors Ltd.	3,460	281,653
†Eternal Ltd.	62,403	193,386
Fortis Healthcare Ltd.	12,076	118,770
†FSN E-Commerce Ventures Ltd.	28,302	83,527
GAIL India Ltd.	58,984	113,128
GE Vernova T&D India Ltd.	3,150	109,785
†GMR Airports Ltd.	68,514	79,673
Godrej Consumer Products Ltd.	9,917	134,982
†Godrej Properties Ltd.	3,847	85,825
Grasim Industries Ltd.	6,441	202,836
Havells India Ltd.	4,910	77,841
HCL Technologies Ltd.	23,136	418,146
HDFC Asset Management Co. Ltd.	4,258	126,654
HDFC Bank Ltd.	281,645	3,111,302
HDFC Life Insurance Co. Ltd.	23,962	200,188
Hero MotoCorp Ltd.	3,102	199,326
Hindalco Industries Ltd.	33,894	334,509
Hindustan Aeronautics Ltd.	4,787	233,982
Hindustan Petroleum Corp. Ltd.	24,235	134,713
Hindustan Unilever Ltd.	20,375	525,068
Hitachi Energy India Ltd.	318	64,820
Hyundai Motor India Ltd.	4,259	108,892
ICICI Bank Ltd.	130,967	1,960,128
ICICI Lombard General Insurance Co. Ltd.	6,066	132,631
ICICI Prudential Life Insurance Co. Ltd.	8,104	60,315
IDFC First Bank Ltd.	92,307	87,973
Indian Hotels Co. Ltd.	21,017	172,988
Indian Oil Corp. Ltd.	69,500	128,844
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Indian Railway Catering & Tourism Corp. Ltd.	4,374	$33,353
†Indus Towers Ltd.	34,138	159,211
†IndusInd Bank Ltd.	14,652	140,960
Info Edge India Ltd.	9,399	139,526
Infosys Ltd.	80,628	1,452,020
InterGlobe Aviation Ltd.	4,651	262,342
ITC Ltd.	73,570	330,190
Jindal Stainless Ltd.	7,862	73,473
Jindal Steel Ltd.	8,721	102,243
Jio Financial Services Ltd.	69,016	226,672
JSW Energy Ltd.	11,601	62,330
JSW Steel Ltd.	14,953	193,950
Jubilant Foodworks Ltd.	10,302	64,085
Kalyan Jewellers India Ltd.	9,684	52,379
Kotak Mahindra Bank Ltd.	26,915	660,237
=†Kwality Wall's India Ltd.	20,375	8,660
Larsen & Toubro Ltd.	16,796	763,347
Lodha Developers Ltd.	7,799	92,209
LTIMindtree Ltd.	1,688	114,008
Lupin Ltd.	5,944	139,620
Mahindra & Mahindra Ltd.	22,951	947,854
Mankind Pharma Ltd.	3,123	76,434
Marico Ltd.	12,456	103,973
Maruti Suzuki India Ltd.	3,114	579,142
Max Healthcare Institute Ltd.	19,356	225,138
Mphasis Ltd.	2,537	78,743
MRF Ltd.	60	102,101
Muthoot Finance Ltd.	3,065	130,005
Nestle India Ltd.	16,542	237,030
NHPC Ltd.	80,955	71,399
NMDC Ltd.	79,182	73,299
NTPC Ltd.	107,378	394,157
Oberoi Realty Ltd.	3,424	63,690
Oil & Natural Gas Corp. Ltd.	77,395	207,107
Oil India Ltd.	12,477	58,944
†One 97 Communications Ltd.	9,436	136,478
Oracle Financial Services Software Ltd.	545	46,694
Page Industries Ltd.	149	59,836
†PB Fintech Ltd.	8,592	174,748
Persistent Systems Ltd.	2,697	188,289
Petronet LNG Ltd.	20,174	63,765
Phoenix Mills Ltd.	5,076	104,811
PI Industries Ltd.	1,919	69,218
Pidilite Industries Ltd.	7,143	117,842
Polycab India Ltd.	1,200	101,848
Power Finance Corp. Ltd.	36,504	144,537
Power Grid Corp. of India Ltd.	113,893	335,843
LVIP SSGA Emerging Markets Equity Index Fund-11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Prestige Estates Projects Ltd.	4,718	$83,752
Punjab National Bank	63,894	87,892
Rail Vikas Nigam Ltd.	12,746	50,696
REC Ltd.	29,103	115,726
Reliance Industries Ltd.	150,856	2,639,771
Samvardhana Motherson International Ltd.	103,891	138,787
SBI Cards & Payment Services Ltd.	7,144	68,492
SBI Life Insurance Co. Ltd.	11,056	250,607
Shree Cement Ltd.	195	57,687
Shriram Finance Ltd.	34,884	387,130
†Siemens Energy India Ltd.	2,191	62,274
Siemens Ltd.	2,109	72,000
Solar Industries India Ltd.	674	91,904
SRF Ltd.	3,324	113,893
State Bank of India	45,088	493,222
Sun Pharmaceutical Industries Ltd.	23,617	452,213
Sundaram Finance Ltd.	1,686	99,170
Supreme Industries Ltd.	1,494	55,788
†Suzlon Energy Ltd.	253,008	148,494
†Swiggy Ltd.	21,950	94,489
Tata Communications Ltd.	3,025	61,436
Tata Consultancy Services Ltd.	22,224	794,045
Tata Consumer Products Ltd.	14,706	195,031
†Tata Motors Ltd./new	49,830	230,357
Tata Motors Passenger Vehicles Ltd.	52,197	213,614
Tata Power Co. Ltd.	36,822	155,664
Tata Steel Ltd.	183,943	368,485
Tech Mahindra Ltd.	13,019	230,601
Titan Co. Ltd.	8,756	395,275
Torrent Pharmaceuticals Ltd.	3,074	131,576
Torrent Power Ltd.	4,060	59,076
Trent Ltd.	4,536	216,326
Tube Investments of India Ltd.	2,742	79,747
TVS Motor Co. Ltd.	5,904	244,652
UltraTech Cement Ltd.	2,840	372,653
Union Bank of India Ltd.	37,570	64,346
United Spirits Ltd.	6,658	106,945
UPL Ltd.	11,354	100,544
Varun Beverages Ltd.	32,090	175,189
Vedanta Ltd.	34,685	233,373
†Vishal Mega Mart Ltd.	50,827	77,187
†Vodafone Idea Ltd.	684,074	82,010
Voltas Ltd.	5,291	80,141
WAAREE Energies Ltd.	2,071	68,491
Wipro Ltd.	63,067	184,899
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†Yes Bank Ltd.	356,865	$85,844
Zydus Lifesciences Ltd.	4,952	50,448
		38,549,730
Indonesia–1.15%
†Amman Mineral Internasional PT	361,800	139,293
Astra International Tbk. PT	511,600	205,334
Bank Central Asia Tbk. PT	1,364,600	658,961
Bank Mandiri Persero Tbk. PT	940,900	286,912
Bank Negara Indonesia Persero Tbk. PT	365,900	95,596
Bank Rakyat Indonesia Persero Tbk. PT	1,714,059	375,390
†Barito Pacific Tbk. PT	592,598	115,868
†Barito Renewables Energy Tbk. PT	197,500	114,821
†Bumi Resources Minerals Tbk. PT	1,395,600	91,984
Chandra Asri Pacific Tbk. PT	215,100	90,090
Charoen Pokphand Indonesia Tbk. PT	179,900	48,590
†Dian Swastatika Sentosa Tbk. PT	25,300	153,241
†GoTo Gojek Tokopedia Tbk. PT	20,911,800	79,962
Indofood Sukses Makmur Tbk. PT	104,300	42,296
Petrindo Jaya Kreasi Tbk. PT	536,900	75,117
Sumber Alfaria Trijaya Tbk. PT	427,100	50,490
Telkom Indonesia Persero Tbk. PT	1,252,200	262,005
United Tractors Tbk. PT	39,300	69,483
		2,955,433
Ireland–0.77%
†PDD Holdings, Inc. ADR	17,500	1,984,325
		1,984,325
Kuwait–0.64%
Boubyan Bank KSCP	31,767	73,793
Gulf Bank KSCP	45,294	52,534
Kuwait Finance House KSCP	261,229	688,293
Mabanee Co. KPSC	15,657	55,445
Mobile Telecommunications Co. KSCP	37,995	64,066
National Bank of Kuwait SAKP	202,604	668,106
LVIP SSGA Emerging Markets Equity Index Fund-12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kuwait (continued)
†Warba Bank KSCP	51,142	$48,683
		1,650,920
Luxembourg–0.07%
Reinet Investments SCA	3,051	106,859
†Zabka Group SA	9,843	62,620
		169,479
Malaysia–1.22%
AMMB Holdings Bhd.	69,100	110,638
Axiata Group Bhd.	72,461	44,988
CelcomDigi Bhd.	79,100	62,181
CIMB Group Holdings Bhd.	205,307	416,920
Gamuda Bhd.	117,022	143,313
Hong Leong Bank Bhd.	18,000	98,173
IHH Healthcare Bhd.	51,900	111,933
IOI Corp. Bhd.	65,200	64,284
Kuala Lumpur Kepong Bhd.	12,009	59,187
Malayan Banking Bhd.	153,370	395,983
Maxis Bhd.	48,900	45,639
MISC Bhd.	38,300	73,599
Mr. DIY Group M Bhd.	88,450	33,301
Nestle Malaysia Bhd.	1,600	44,948
Petronas Chemicals Group Bhd.	64,600	57,682
Petronas Dagangan Bhd.	7,800	38,344
Petronas Gas Bhd.	19,900	88,957
PPB Group Bhd.	554	1,509
Press Metal Aluminium Holdings Bhd.	90,000	157,845
Public Bank Bhd.	358,200	400,500
QL Resources Bhd.	40,100	37,452
RHB Bank Bhd.	42,888	81,461
SD Guthrie Bhd.	55,687	78,631
Sunway Bhd.	65,300	90,446
Telekom Malaysia Bhd.	31,159	61,774
Tenaga Nasional Bhd.	63,500	214,508
YTL Corp. Bhd.	73,200	36,731
YTL Power International Bhd.	82,400	67,109
		3,118,036
Mexico–2.02%
America Movil SAB de CV	442,800	457,124
Arca Continental SAB de CV	11,700	126,372
Cemex SAB de CV	375,200	430,884
Coca-Cola Femsa SAB de CV	12,000	113,966
Fibra Uno Administracion SA de CV	64,500	96,925
Fomento Economico Mexicano SAB de CV	41,700	421,527
Gruma SAB de CV Class B	3,365	57,843
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV	7,900	$107,229
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,830	257,122
Grupo Aeroportuario del Sureste SAB de CV Class B	4,735	152,751
Grupo Bimbo SAB de CV	31,500	103,207
Grupo Carso SAB de CV	14,617	96,042
Grupo Comercial Chedraui SA de CV	7,300	49,976
Grupo Financiero Banorte SAB de CV Class O	62,300	577,211
Grupo Financiero Inbursa SAB de CV Class O	37,300	89,938
Grupo Mexico SAB de CV	76,800	725,884
†Industrias Penoles SAB de CV	4,960	260,561
Kimberly-Clark de Mexico SAB de CV Class A	36,600	78,068
Prologis Property Mexico SA de CV	24,351	101,718
Promotora y Operadora de Infraestructura SAB de CV	5,485	81,397
Sigma Foods SAB de CV Class A	86,221	75,412
Southern Copper Corp.	2,167	310,899
Wal-Mart de Mexico SAB de CV	127,700	397,194
		5,169,250
Netherlands–0.05%
NEPI Rockcastle NV	14,816	130,490
		130,490
Peru–0.23%
Cia de Minas Buenaventura SAA ADR	4,000	111,320
Credicorp Ltd.	1,640	470,680
		582,000
Philippines–0.37%
Ayala Corp.	6,470	51,468
Ayala Land, Inc.	180,600	68,856
Bank of the Philippine Islands	47,688	94,107
BDO Unibank, Inc.	59,782	136,535
International Container Terminal Services, Inc.	24,760	237,603
Jollibee Foods Corp.	14,170	43,283
Manila Electric Co.	6,170	60,198
Metropolitan Bank & Trust Co.	43,184	50,280
PLDT, Inc.	1,495	32,028
LVIP SSGA Emerging Markets Equity Index Fund-13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
SM Investments Corp.	5,370	$63,848
SM Prime Holdings, Inc.	250,800	96,982
		935,188
Poland–1.08%
†Allegro.eu SA	17,495	150,124
†Bank Millennium SA	17,065	78,803
Bank Polska Kasa Opieki SA	4,521	256,438
Budimex SA	359	63,509
†CCC SA	1,517	50,321
CD Projekt SA	1,549	103,482
†Dino Polska SA	12,224	140,347
†KGHM Polska Miedz SA	3,594	279,247
LPP SA	28	161,791
†mBank SA	385	113,858
ORLEN SA	14,284	381,336
†PGE Polska Grupa Energetyczna SA	22,571	55,163
Powszechna Kasa Oszczednosci Bank Polski SA	21,532	508,198
Powszechny Zaklad Ubezpieczen SA	14,875	275,328
Santander Bank Polska SA	1,006	152,075
		2,770,020
Qatar–0.64%
Al Rayan Bank	129,052	77,751
Barwa Real Estate Co.	58,857	42,247
Commercial Bank PSQC	86,439	99,710
Dukhan Bank	45,081	43,286
Industries Qatar QSC	35,443	116,131
Mesaieed Petrochemical Holding Co.	106,392	31,927
Ooredoo QPSC	21,585	77,179
Qatar Electricity & Water Co. QSC	10,939	45,216
Qatar Fuel QSC	12,868	53,614
Qatar Gas Transport Co. Ltd.	69,769	86,018
Qatar International Islamic Bank QSC	23,631	74,183
Qatar Islamic Bank QPSC	44,592	293,459
Qatar National Bank QPSC	115,349	591,160
		1,631,881
Republic of Korea–12.58%
†Alteogen, Inc.	1,007	314,216
Amorepacific Corp.	688	56,980
APR Corp.	599	96,045
Celltrion, Inc.	3,694	463,536
Coway Co. Ltd.	1,409	84,819
DB Insurance Co. Ltd.	1,186	107,694
Doosan Bobcat, Inc.	1,331	53,240
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Doosan Co. Ltd.	186	$101,102
†Doosan Enerbility Co. Ltd.	11,197	585,649
†Ecopro BM Co. Ltd.	1,203	122,374
Ecopro Co. Ltd.	2,518	158,620
Hana Financial Group, Inc.	6,849	446,874
Hanjin Kal Corp.	646	55,332
Hankook Tire & Technology Co. Ltd.	1,845	74,773
Hanmi Semiconductor Co. Ltd.	1,065	94,416
Hanwha Aerospace Co. Ltd.	821	536,154
†Hanwha Ocean Co. Ltd.	3,393	267,912
Hanwha Systems Co. Ltd.	1,848	69,798
HD Hyundai Co. Ltd.	1,108	145,027
HD Hyundai Electric Co. Ltd.	582	312,562
HD Hyundai Heavy Industries Co. Ltd.	655	230,854
HD Hyundai Marine Solution Co. Ltd.	386	51,723
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,065	300,513
†HLB, Inc.	2,860	100,790
HMM Co. Ltd.	6,102	86,785
HYBE Co. Ltd.	546	124,920
Hyosung Heavy Industries Corp.	139	171,713
Hyundai Glovis Co. Ltd.	923	115,855
Hyundai Mobis Co. Ltd.	1,502	389,741
Hyundai Motor Co.	3,289	679,205
Hyundai Rotem Co. Ltd.	1,920	250,407
Industrial Bank of Korea	6,918	100,557
Kakao Corp.	7,820	326,104
KakaoBank Corp.	4,456	66,801
KB Financial Group, Inc.	8,918	767,703
Kia Corp.	5,814	492,873
Korea Aerospace Industries Ltd.	1,758	139,291
†Korea Electric Power Corp.	6,498	213,262
Korea Investment Holdings Co. Ltd.	954	107,416
Korea Zinc Co. Ltd.	97	88,277
Korean Air Lines Co. Ltd.	4,514	70,562
†Krafton, Inc.	665	113,308
KT&G Corp.	2,434	240,097
LG Chem Ltd.	1,232	284,978
LG Corp.	2,186	122,476
†LG Display Co. Ltd.	6,600	54,226
LG Electronics, Inc.	2,605	166,220
†LG Energy Solution Ltd.	1,158	296,141
LG H&H Co. Ltd.	195	34,964
LG Uplus Corp.	5,626	57,488
LVIP SSGA Emerging Markets Equity Index Fund-14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
LIG Nex1 Co. Ltd.	317	$92,362
LS Electric Co. Ltd.	373	119,494
Meritz Financial Group, Inc.	1,960	153,883
Mirae Asset Securities Co. Ltd.	4,953	80,346
NAVER Corp.	3,474	583,984
NH Investment & Securities Co. Ltd.	2,929	42,897
†POSCO Future M Co. Ltd.	855	111,011
POSCO Holdings, Inc.	1,778	376,932
Posco International Corp.	1,291	44,507
†Samsung Biologics Co. Ltd.	269	315,608
Samsung C&T Corp.	2,154	357,765
Samsung Electro-Mechanics Co. Ltd.	1,380	244,229
Samsung Electronics Co. Ltd.	117,038	9,809,527
Samsung Fire & Marine Insurance Co. Ltd.	749	258,410
†Samsung Heavy Industries Co. Ltd.	17,596	294,245
Samsung Life Insurance Co. Ltd.	2,013	220,051
†Samsung SDI Co. Ltd.	1,487	278,055
Samsung SDS Co. Ltd.	1,046	124,478
Samyang Foods Co. Ltd.	105	89,654
Shinhan Financial Group Co. Ltd.	10,830	576,695
†SK Biopharmaceuticals Co. Ltd.	836	72,262
SK Hynix, Inc.	13,500	6,113,851
SK Innovation Co. Ltd.	1,697	119,107
†SK Square Co. Ltd.	2,335	594,627
SK Telecom Co. Ltd.	2,370	87,995
SK, Inc.	902	160,966
†S-Oil Corp.	1,176	67,665
Woori Financial Group, Inc.	16,258	315,558
Yuhan Corp.	1,391	108,279
		32,206,816
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πGMK Norilskiy Nickel PAO	595,900	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMoscow Exchange MICEX-RTS PJSC	149,010	0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
=†πPhosAgro PJSC GDR	12,445	$0
=†πPolyus PJSC	31,720	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PAO	697,800	0
=†πTatneft PJSC	132,700	0
=†πVK IPJSC GDR	12,642	0
=†πVTB Bank PJSC	58,436	0
		0
Saudi Arabia–2.80%
†ACWA Power Co.	3,879	187,904
Ades Holding Co.	8,957	41,614
Al Rajhi Bank	48,232	1,252,832
Alinma Bank	31,322	203,538
Almarai Co. JSC	11,527	133,003
Arab National Bank	23,327	134,479
Arabian Internet & Communications Services Co.	491	29,471
Bank AlBilad	19,270	127,274
†Bank Al-Jazira	15,292	45,409
Banque Saudi Fransi	32,258	144,679
Bupa Arabia for Cooperative Insurance Co.	1,903	70,504
Co. for Cooperative Insurance	1,883	58,737
Dallah Healthcare Co.	637	21,288
†Dar Al Arkan Real Estate Development Co.	14,982	63,700
Dr. Sulaiman Al Habib Medical Services Group Co.	2,002	137,174
Elm Co.	575	114,666
Etihad Etisalat Co.	9,079	159,521
†Jabal Omar Development Co.	16,268	63,974
Jarir Marketing Co.	13,142	44,777
Makkah Construction & Development Co.	2,757	58,473
Mouwasat Medical Services Co.	2,219	39,436
Riyad Bank	37,570	271,920
SABIC Agri-Nutrients Co.	5,764	169,952
Sahara International Petrochemical Co.	8,308	33,215
SAL Saudi Logistics Services	1,013	43,306
†Saudi Arabian Mining Co.	33,250	540,095
Saudi Arabian Oil Co.	148,880	945,411
Saudi Awwal Bank	25,315	218,357
Saudi Basic Industries Corp.	21,852	298,872
LVIP SSGA Emerging Markets Equity Index Fund-15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Saudi Electricity Co.	17,624	$66,010
Saudi Investment Bank	13,947	48,803
Saudi National Bank	72,348	730,655
†Saudi Research & Media Group	845	28,042
Saudi Tadawul Group Holding Co.	865	32,356
Saudi Telecom Co.	49,459	566,396
Yanbu National Petrochemical Co.	6,040	44,242
		7,170,085
South Africa–3.25%
Absa Group Ltd.	20,909	302,195
Bid Corp. Ltd.	8,318	211,903
Bidvest Group Ltd.	8,031	115,174
Capitec Bank Holdings Ltd.	2,143	537,938
Clicks Group Ltd.	5,901	120,241
Discovery Ltd.	13,741	188,839
FirstRand Ltd.	126,188	691,509
Gold Fields Ltd.	22,025	960,342
Harmony Gold Mining Co. Ltd.	14,390	288,694
Impala Platinum Holdings Ltd.	22,917	360,144
MTN Group Ltd.	43,721	447,602
Naspers Ltd. Class N	19,477	1,298,950
Nedbank Group Ltd.	11,356	182,587
Northam Platinum Holdings Ltd.	8,861	179,816
OUTsurance Group Ltd.	20,814	90,068
Pepkor Holdings Ltd.	89,379	142,796
Remgro Ltd.	12,248	134,400
Sanlam Ltd.	45,517	270,711
†Sasol Ltd.	14,305	91,272
Shoprite Holdings Ltd.	11,641	189,930
†Sibanye Stillwater Ltd.	71,985	262,443
Standard Bank Group Ltd.	32,408	568,452
Valterra Platinum Ltd.	6,528	552,847
Vodacom Group Ltd.	14,943	127,512
		8,316,365
Taiwan–20.28%
Accton Technology Corp.	13,000	490,581
Advantech Co. Ltd.	11,951	109,270
Airtac International Group	3,696	108,929
Alchip Technologies Ltd.	2,000	223,251
ASE Technology Holding Co. Ltd.	83,000	654,448
Asia Cement Corp.	47,000	55,584
Asia Vital Components Co. Ltd.	8,000	383,957
ASPEED Technology, Inc.	1,000	230,070
Asustek Computer, Inc.	18,000	312,889
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Bizlink Holding, Inc.	4,000	$193,245
†Caliway Biopharmaceuticals Co. Ltd.	25,000	123,386
Catcher Technology Co. Ltd.	13,000	85,902
Cathay Financial Holding Co. Ltd.	240,154	579,296
Chailease Holding Co. Ltd.	37,343	125,174
Chang Hwa Commercial Bank Ltd.	166,323	108,156
Cheng Shin Rubber Industry Co. Ltd.	48,000	45,041
China Airlines Ltd.	76,000	48,791
China Steel Corp.	287,000	173,400
Chroma ATE, Inc.	9,000	222,601
Chunghwa Telecom Co. Ltd.	96,000	399,024
Compal Electronics, Inc.	108,000	104,323
CTBC Financial Holding Co. Ltd.	411,000	656,692
Delta Electronics, Inc.	48,000	1,464,189
E Ink Holdings, Inc.	21,000	131,942
E.Sun Financial Holding Co. Ltd.	368,171	395,467
Eclat Textile Co. Ltd.	5,000	61,173
Elite Material Co. Ltd.	7,000	366,743
eMemory Technology, Inc.	1,000	54,921
Eva Airways Corp.	69,000	80,235
Evergreen Marine Corp. Taiwan Ltd.	26,986	162,792
Far Eastern New Century Corp.	69,000	61,016
Far EasTone Telecommunications Co. Ltd.	41,000	115,131
Feng TAY Enterprise Co. Ltd.	14,193	52,563
First Financial Holding Co. Ltd.	289,313	270,529
Formosa Chemicals & Fibre Corp.	86,000	87,715
Formosa Plastics Corp.	94,000	116,567
Fortune Electric Co. Ltd.	3,840	93,154
Fubon Financial Holding Co. Ltd.	207,288	634,435
Gigabyte Technology Co. Ltd.	14,000	110,754
Global Unichip Corp.	2,000	134,474
Globalwafers Co. Ltd.	7,000	90,342
Gold Circuit Electronics Ltd.	8,000	174,753
Hon Hai Precision Industry Co. Ltd.	311,000	2,279,729
Hotai Motor Co. Ltd.	7,320	127,901
LVIP SSGA Emerging Markets Equity Index Fund-16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	226,931	$223,894
Innolux Corp.	170,930	92,762
International Games System Co. Ltd.	5,000	114,718
Inventec Corp.	69,000	94,095
Jentech Precision Industrial Co. Ltd.	1,500	130,792
KGI Financial Holding Co. Ltd.	411,378	225,533
King Slide Works Co. Ltd.	1,000	119,410
King Yuan Electronics Co. Ltd.	27,000	212,541
Largan Precision Co. Ltd.	2,000	158,269
Lite-On Technology Corp.	48,000	249,711
Lotes Co. Ltd.	2,000	82,463
MediaTek, Inc.	38,000	1,725,397
Mega Financial Holding Co. Ltd.	296,887	378,064
Nan Ya Plastics Corp.	129,000	246,677
Nien Made Enterprise Co. Ltd.	5,000	57,428
Novatek Microelectronics Corp.	14,000	166,454
Pegatron Corp.	48,000	104,709
PharmaEssentia Corp.	7,877	117,665
Pou Chen Corp.	1,609	1,540
President Chain Store Corp.	13,000	91,530
Quanta Computer, Inc.	67,000	578,671
Realtek Semiconductor Corp.	12,000	186,320
Ruentex Development Co. Ltd.	1,714	1,623
Shanghai Commercial & Savings Bank Ltd.	103,190	133,251
SinoPac Financial Holdings Co. Ltd.	301,913	274,676
Taiwan Business Bank	185,175	94,319
Taiwan Cooperative Financial Holding Co. Ltd.	272,884	211,010
Taiwan High Speed Rail Corp.	55,000	49,003
Taiwan Mobile Co. Ltd.	41,000	141,459
Taiwan Semiconductor Manufacturing Co. Ltd.	609,000	29,936,769
TCC Group Holdings Co. Ltd.	161,050	118,775
Teco Electric & Machinery Co. Ltd.	29,000	77,711
TS Financial Holding Co. Ltd.	540,688	351,014
Unimicron Technology Corp.	32,000	223,451
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Uni-President Enterprises Corp.	119,000	$291,781
United Microelectronics Corp.	281,000	438,806
Vanguard International Semiconductor Corp.	29,111	85,014
Wan Hai Lines Ltd.	18,190	45,466
Wistron Corp.	75,000	358,427
Wiwynn Corp.	3,000	427,400
Yageo Corp.	41,592	304,872
Yang Ming Marine Transport Corp.	49,000	86,642
Yuanta Financial Holding Co. Ltd.	259,869	324,722
Zhen Ding Technology Holding Ltd.	17,000	76,610
		51,911,979
Thailand–1.02%
Advanced Info Service PCL NVDR	25,360	251,828
Airports of Thailand PCL NVDR	110,658	185,646
Bangkok Dusit Medical Services PCL NVDR	273,675	167,613
Bumrungrad Hospital PCL NVDR	14,150	70,710
Central Pattana PCL NVDR	56,236	98,468
Charoen Pokphand Foods PCL NVDR	99,477	68,858
CP ALL PCL NVDR	133,591	184,483
CP Axtra PCL NVDR	43,971	21,886
Delta Electronics Thailand PCL	84,402	463,468
†Gulf Development PCL	51,332	67,749
†Gulf Development PCL NVDR	61,276	80,873
Kasikornbank PCL NVDR	15,104	93,157
Krung Thai Bank PCL NVDR	95,845	85,880
Minor International PCL NVDR	82,881	63,727
PTT Exploration & Production PCL NVDR	35,367	126,464
PTT PCL NVDR	246,246	250,049
SCB X PCL NVDR	21,367	94,170
Siam Cement PCL NVDR	19,003	110,620
TMBThanachart Bank PCL	619,155	39,663
True Corp. PCL NVDR	263,774	91,154
		2,616,466
Turkey–0.39%
Akbank TAS	77,539	125,805
LVIP SSGA Emerging Markets Equity Index Fund-17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	32,704	$176,210
BIM Birlesik Magazalar AS	10,691	133,462
Eregli Demir ve Celik Fabrikalari TAS	77,895	43,166
Ford Otomotiv Sanayi AS	13,754	29,654
Haci Omer Sabanci Holding AS	25,040	49,039
KOC Holding AS	17,211	67,525
Turk Hava Yollari AO	13,604	84,991
Turkcell Iletisim Hizmetleri AS	25,067	54,276
Turkiye Is Bankasi AS Class C	205,790	67,377
Turkiye Petrol Rafinerileri AS	22,855	98,045
†Yapi ve Kredi Bankasi AS	90,389	76,111
		1,005,661
United Arab Emirates–1.42%
Abu Dhabi Commercial Bank PJSC	86,193	335,596
Abu Dhabi Islamic Bank PJSC	36,255	204,756
Abu Dhabi National Oil Co. for Distribution PJSC	63,521	67,451
ADNOC Drilling Co. PJSC	72,514	105,432
Adnoc Gas PLC	146,007	141,117
ADNOC Logistics & Services	45,516	73,358
Aldar Properties PJSC	98,135	232,260
Americana Restaurants International PLC - Foreign Co.	71,017	31,325
Dubai Electricity & Water Authority PJSC	142,336	107,252
Dubai Islamic Bank PJSC	70,264	177,301
Emaar Development PJSC	25,957	107,034
Emaar Properties PJSC	163,131	622,596
Emirates NBD Bank PJSC	47,488	360,096
Emirates Telecommunications Group Co. PJSC	84,845	423,676
First Abu Dhabi Bank PJSC	109,692	520,871
Salik Co. PJSC	47,318	81,810
†Two Point Zero Group PJSC	78,940	56,080
		3,648,011
United Kingdom–0.42%
Anglogold Ashanti PLC	12,391	1,067,110
		1,067,110
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.21%
†BeOne Medicines Ltd. Class H	21,300	$490,247
†Legend Biotech Corp. ADR	1,800	39,132
		529,379
Total Common Stock (Cost $139,050,221)		241,617,253
ΔPREFERRED STOCKS–1.25%
Brazil–0.58%
Cia Energetica de Minas Gerais 14.74%	41,516	84,102
Gerdau SA 3.04%	33,650	124,191
Itau Unibanco Holding SA 11.34%	135,156	965,942
Itausa SA 14.73%	144,896	308,625
		1,482,860
Chile–0.10%
†Sociedad Quimica y Minera de Chile SA	3,569	251,422
		251,422
India–0.00%
=†TVS Motor Co. Ltd. 6.00% 9/1/26	25,712	2,861
		2,861
Republic of Korea–0.57%
Hyundai Motor Co. 6.40%	851	125,722
Hyundai Motor Co. 6.58%	531	76,098
Samsung Electronics Co. Ltd. 1.64%	20,301	1,260,099
		1,461,919
Russia–0.00%
=†πSurgutneftegas PAO	640,200	0
		0
Total Preferred Stocks (Cost $2,095,558)		3,199,062
ΔWARRANTS–0.01%
Malaysia–0.01%
=†YTL Corp. Bhd. exp 6/02/28 exercise price MYR 1.5000	20,620	2,744
=†YTL Power International Bhd. exp 6/02/28 exercise price MYR 2.4500	13,360	2,831
Total Warrants (Cost $0)		5,575

LVIP SSGA Emerging Markets Equity Index Fund-18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.50%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	8,965,812	$8,965,812
Total Money Market Fund (Cost $8,965,812)		8,965,812

TOTAL INVESTMENTS–99.14% (Cost $150,111,591)	$253,787,702
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	2,214,298
NET ASSETS APPLICABLE TO 18,957,961 SHARES OUTSTANDING–100.00%	$256,002,000
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($232,918,679 / 17,243,332 Shares)	$13.508
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($23,083,321 / 1,714,629 Shares)	$13.463
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$191,105,324
Distributable earnings/(accumulated loss)	64,896,676
TOTAL NET ASSETS	$256,002,000

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Emerging Markets Equity Index Fund-19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PAO	10/31/2018	311,071	0
Surgutneftegas PAO	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,517	$0

★Includes $182,427 cash collateral held at broker for futures contracts, $191,967 payable for fund shares redeemed, $78,353 other accrued expenses payable, $86,674 due to manager and affiliates, $10,521 variation margin due to broker on futures contracts, $2,442,269 foreign capital gain taxes payable, $22,680 payable for audit fee, $13,341 payable for fund accounting fee and $67,137 payable for custodian fee as of December 31, 2025.

The following futures contracts and swap contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
89	ICE U.S. MSCI Emerging Markets Index Futures	$6,280,730	$6,210,449	3/20/26	$70,281	$—
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GS- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M4	7,472,684	0.73%	10/21/26	$223,536	$223,536	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
LVIP SSGA Emerging Markets Equity Index Fund-20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
GS–Goldman Sachs
ICE–Intercontinental Exchange
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
MYR–Malaysian Ringgit
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$7,229,046
Foreign taxes withheld	(840,289)
6,388,757
EXPENSES:
Management fees	862,880
Custodian fees	238,237
Index fees	161,584
Professional fees	144,990
Shareholder servicing fees	73,599
Accounting and administration expenses	62,710
Distribution fees-Service Class	48,442
Pricing fees	39,498
Consulting fees	18,023
Trustees’ fees and expenses	7,394
Reports and statements to shareholders	6,506
Other	10,875
1,674,738
Less:
Expenses reimbursed	(357,354)
Total operating expenses	1,317,384
NET INVESTMENT INCOME	5,071,373
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	27,440,220
Foreign currencies	(78,781)
Futures contracts	619,424
Swap contracts	1,140,860
Net realized gain	29,121,723
Net change in unrealized appreciation (depreciation) of:
Investments**	38,578,356
Foreign currencies	51,249
Futures contracts	217,896
Swap contracts	394,836
Net change in unrealized appreciation (depreciation)	39,242,337
NET REALIZED AND UNREALIZED GAIN	68,364,060
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,435,433

*	Includes $668,964 foreign capital gains taxes paid.
**	Includes $279,535 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,071,373	$6,520,784
Net realized gain	29,121,723	12,185,791
Net change in unrealized appreciation (depreciation)	39,242,337	2,690,984
Net increase in net assets resulting from operations	73,435,433	21,397,559
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(6,505,736)	(7,096,949)
Service Class	(589,245)	(416,977)
	(7,094,981)	(7,513,926)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,845,905	12,974,648
Service Class	5,599,068	4,497,411
Reinvestment of dividends and distributions:
Standard Class	6,505,736	7,096,949
Service Class	589,245	416,977
	34,539,954	24,985,985
Cost of shares redeemed:
Standard Class	(111,378,246)	(107,420,092)
Service Class	(4,753,684)	(4,359,524)
	(116,131,930)	(111,779,616)
Decrease in net assets derived from capital share transactions	(81,591,976)	(86,793,631)
NET DECREASE IN NET ASSETS	(15,251,524)	(72,909,998)
NET ASSETS:
Beginning of year	271,253,524	344,163,522
End of year	$256,002,000	$271,253,524
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-22

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.413	$10.015	$9.522	$12.488	$13.244
Income (loss) from investment operations:
Net investment income[1]	0.240	0.224	0.238	0.256	0.238
Net realized and unrealized gain (loss)	3.239	0.465	0.588	(2.906)	(0.674)
Total from investment operations	3.479	0.689	0.826	(2.650)	(0.436)
Less dividends and distributions from:
Net investment income	(0.384)	(0.291)	(0.333)	(0.316)	(0.320)
Total dividends and distributions	(0.384)	(0.291)	(0.333)	(0.316)	(0.320)
Net asset value, end of period	$13.508	$10.413	$10.015	$9.522	$12.488
Total return[2]	33.48%	6.80%	8.83%	(21.19% )	(3.30% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232,919	$254,576	$328,587	$315,286	$815,846
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.58%	0.61%	0.52%
Ratio of net investment income to average net assets	2.02%	2.13%	2.40%	2.37%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.88%	1.98%	2.32%	2.26%	1.74%
Portfolio turnover	4%	5%	15%	11%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-23

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.383	$9.988	$9.497	$12.456	$13.215
Income (loss) from investment operations:
Net investment income[1]	0.211	0.197	0.212	0.222	0.202
Net realized and unrealized gain (loss)	3.224	0.463	0.587	(2.890)	(0.668)
Total from investment operations	3.435	0.660	0.799	(2.668)	(0.466)
Less dividends and distributions from:
Net investment income	(0.355)	(0.265)	(0.308)	(0.291)	(0.293)
Total dividends and distributions	(0.355)	(0.265)	(0.308)	(0.291)	(0.293)
Net asset value, end of period	$13.463	$10.383	$9.988	$9.497	$12.456
Total return[2]	33.15%	6.54%	8.56%	(21.39% )	(3.54% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,083	$16,677	$15,577	$14,300	$16,247
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.90%	0.83%	0.86%	0.77%
Ratio of net investment income to average net assets	1.77%	1.88%	2.15%	2.12%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.63%	1.73%	2.07%	2.01%	1.49%
Portfolio turnover	4%	5%	15%	11%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-24

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP SSGA Emerging Markets Equity Index Fund-25

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP SSGA Emerging Markets Equity Index Fund is $4,201,639 and $4,196,940 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.50% of the Fund’s average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP SSGA Emerging Markets Equity Index Fund-26

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$292,174	$464,599	$357,354	$1,114,127
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$21,141
Legal	3,507
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $895 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$75,644
Distribution fees payable to LFD	4,804
Shareholder servicing fees payable to Lincoln Life	6,226
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$11,003,172
Sales	97,301,575
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$165,810,416
Aggregate unrealized appreciation of investments and derivatives	$110,260,033
Aggregate unrealized depreciation of investments and derivatives	(24,720,169)
Net unrealized appreciation of investments and derivatives	$85,539,864
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP SSGA Emerging Markets Equity Index Fund-27

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$119,314	$—	$119,314
Brazil	1,991,395	7,381,985	—	9,373,380
Canada	—	119,014	—	119,014
Chile	597,908	614,171	—	1,212,079
China	1,594,558	56,043,175	18,465	57,656,198
Colombia	179,707	180,632	—	360,339
Czech Republic	—	334,701	—	334,701
Egypt	147,281	26,049	—	173,330
Greece	508,580	915,583	—	1,424,163
Hong Kong	154,685	1,770,972	—	1,925,657
Hungary	—	800,454	—	800,454
India	881,472	37,652,547	15,711	38,549,730
Indonesia	153,241	2,802,192	—	2,955,433
Ireland	1,984,325	—	—	1,984,325
Kuwait	1,650,920	—	—	1,650,920
Luxembourg	106,859	62,620	—	169,479
Malaysia	371,356	2,746,680	—	3,118,036
Mexico	5,169,250	—	—	5,169,250
Netherlands	130,490	—	—	130,490
Peru	582,000	—	—	582,000
Philippines	416,883	518,305	—	935,188
Poland	—	2,770,020	—	2,770,020
Qatar	1,109,318	522,563	—	1,631,881
Republic of Korea	709,878	31,496,938	—	32,206,816
Russia	—	—	— *	—
Saudi Arabia	1,316,267	5,853,818	—	7,170,085
South Africa	1,186,794	7,129,571	—	8,316,365
Taiwan	619,361	51,292,618	—	51,911,979
Thailand	463,468	2,152,998	—	2,616,466
Turkey	—	1,005,661	—	1,005,661
LVIP SSGA Emerging Markets Equity Index Fund-28

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	$1,926,257	$1,721,754	$—	$3,648,011
United Kingdom	—	1,067,110	—	1,067,110
United States	39,132	490,247	—	529,379
Preferred Stocks
Brazil	—	1,482,860	—	1,482,860
Chile	—	251,422	—	251,422
India	—	—	2,861	2,861
Republic of Korea	—	1,461,919	—	1,461,919
Russia	—	—	— *	—
Warrants	—	—	5,575	5,575
Money Market Fund	8,965,812	—	—	8,965,812
Total Investments	$32,957,197	$220,787,893	$42,612	$253,787,702
Derivatives:

Assets:
Futures Contract	$70,281	$—	$—	$70,281
Swap Contract	$—	$223,536	$—	$223,536

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and swaps and mark-to-market adjustments on certain derivatives and passive foreign investment companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended	Year Ended
	12/31/25	12/31/24
Ordinary income	$7,094,981	$7,513,926
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,553,529
Capital loss carryforward	(23,196,719)
Other temporary differences	2
Net unrealized appreciation	85,539,864
Distributable earnings/(accumulated loss)	$64,896,676
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Total
$23,196,719	$23,196,719
In 2025, the Fund utilized $24,726,656 of capital loss carryforwards.
LVIP SSGA Emerging Markets Equity Index Fund-29

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,792,662	1,230,224
Service Class	459,878	423,241
Shares reinvested:
Standard Class	491,073	660,094
Service Class	44,620	38,902
	2,788,233	2,352,461
Shares redeemed:
Standard Class	(9,487,984)	(10,252,852)
Service Class	(396,112)	(415,422)
	(9,884,096)	(10,668,274)
Net decrease	(7,095,863)	(8,315,813)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
LVIP SSGA Emerging Markets Equity Index Fund-30

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2025, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$70,281	Receivables and other assets net of liabilities	$—
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	223,536	Receivables and other assets net of liabilities	—
Total		$293,817		$—
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$619,424	$217,896
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,140,860	394,836
Total		$1,760,284	$612,732
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,880,623	$—
Total return swap contracts (average notional value)	6,647,585	6,457,576
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP SSGA Emerging Markets Equity Index Fund-31

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Goldman Sachs International	$223,536	$—	$223,536
Total	$223,536	$—	$223,536

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Goldman Sachs International	$223,536	$—	$—	$—	$—	$223,536
Total	$223,536	$—	$—	$—	$—	$223,536

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced
LVIP SSGA Emerging Markets Equity Index Fund-32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-33

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Emerging Markets Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Emerging Markets Equity Index Fund–34

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.17%
INVESTMENT COMPANIES–53.17%
Equity Funds–21.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,121,545	$68,767,984
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	806,168	11,682,981
LVIP SSGA S&P 500 Index Fund	1,028,505	34,664,751
LVIP SSGA Small-Cap Index Fund	335,101	11,665,520
		126,781,236
Fixed Income Fund–15.07%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	8,911,821	89,955,923
		89,955,923
International Equity Funds–16.86%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,151,013	11,590,697
LVIP Franklin Templeton Multi-Factor International Equity Fund	5,116,108	53,606,576
LVIP SSGA International Index Fund	2,668,798	35,425,629
		100,622,902
Total Affiliated Investments (Cost $240,026,348)		317,360,061

UNAFFILIATED INVESTMENTS–46.72%
INVESTMENT COMPANIES–46.72%
Equity Funds–20.43%
Communication Services Select Sector SPDR® Fund	101,628	11,963,648
Consumer Staples Select Sector SPDR® Fund	146,572	11,385,713
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® Gold Shares	31,652	$12,544,004
SPDR® Portfolio S&P 600 Small Cap ETF	672,745	31,524,831
SPDR® S&P 500 ETF Trust	63,481	43,288,964
Technology Select Sector SPDR® Fund	77,894	11,214,399
		121,921,559
Fixed Income Funds–13.92%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	353,256	4,680,642
SPDR® FTSE International Government Inflation-Protected Bond ETF	296,787	11,690,440
SPDR® Portfolio Long Term Corporate Bond ETF	257,089	5,805,070
SPDR® Portfolio Long Term Treasury ETF	664,213	17,581,718
SPDR® Portfolio TIPS ETF	1,669,949	43,335,176
		83,093,046
International Equity Funds–7.85%
SPDR® Portfolio Developed World ex-US ETF	459,428	20,403,197
SPDR® Portfolio Emerging Markets ETF	564,947	26,445,169
		46,848,366
Money Market Fund–4.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	26,976,409	26,976,409
		26,976,409
Total Unaffiliated Investments (Cost $249,634,406)		278,839,380

TOTAL INVESTMENTS–99.89% (Cost $489,660,754)	596,199,441
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	669,611
NET ASSETS APPLICABLE TO 45,480,897 SHARES OUTSTANDING–100.00%	$596,869,052

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	CME British Pound Currency Futures	$588,788	$582,638	3/16/26	$6,150	$—
7	CME Euro Foreign Exchange Currency Futures	1,030,750	1,022,606	3/16/26	8,144	—
9	CME Japanese Yen Currency Futures	722,081	729,361	3/16/26	—	(7,280)
					14,294	(7,280)
Equity Contracts:
14	CME E-mini Russell 2000 Index Futures	1,748,600	1,829,554	3/20/26	—	(80,954)
20	CME E-mini S&P 500 Index Futures	6,892,500	6,891,209	3/20/26	1,291	—
4	CME E-mini S&P MidCap 400 Index Futures	1,330,080	1,350,281	3/20/26	—	(20,201)
15	Eurex EURO STOXX 50 Futures	1,029,651	1,015,063	3/20/26	14,588	—
4	FTSE 100 Index Futures	535,999	522,984	3/20/26	13,015	—
9	ICE U.S. MSCI Emerging Markets Index Futures	635,130	625,387	3/20/26	9,743	—
2	OSE Nikkei 225 Index Futures	643,514	644,992	3/12/26	—	(1,478)
					38,637	(102,633)
Total Futures Contracts					$52,931	$(109,913)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$317,360,061
Unaffiliated investments, at value	278,839,380
Cash collateral held at broker for futures contracts	945,712
Receivable for fund shares sold	444,892
Dividends and interest receivable	213,373
Prepaid expenses	2,337
TOTAL ASSETS	597,805,755
LIABILITIES:
Payable for fund shares redeemed	524,900
Due to manager and affiliates	284,141
Variation margin due to broker on futures contracts	87,387
Payable for audit fee	17,071
Payable for fund accounting fee	14,666
Other accrued expenses payable	8,338
Due to custodian	200
TOTAL LIABILITIES	936,703
TOTAL NET ASSETS	$596,869,052
Unaffiliated investments, at cost	$249,634,406
Affiliated investments, at cost	240,026,348
Standard Class:
Net Assets	$50,616,343
Shares Outstanding	3,857,892
Net Asset Value Per Share	$13.120
Service Class:
Net Assets	$546,252,709
Shares Outstanding	41,623,005
Net Asset Value Per Share	$13.124
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$494,571,659
Distributable earnings/(accumulated loss)	102,297,393
TOTAL NET ASSETS	$596,869,052
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from unaffiliated investments	$8,725,174
Dividends from affiliated investments	7,101,218
15,826,392
EXPENSES:
Management fees	2,403,400
Distribution fees-Service Class	1,381,034
Shareholder servicing fees	174,246
Accounting and administration expenses	99,116
Professional fees	49,695
Trustees’ fees and expenses	17,554
Reports and statements to shareholders	16,612
Consulting fees	8,313
Custodian fees	8,030
Pricing fees	2,820
Other	20,824
4,181,644
Less:
Management fees waived	(600,850)
Total operating expenses	3,580,794
NET INVESTMENT INCOME	12,245,598
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	16,600,904
Sale of unaffiliated investments	24,719,997
Distributions from affiliated investment companies	5,442,558
Foreign currencies	(4,994)
Futures contracts	(9,746,038)
Net realized gain	37,012,427
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	28,663,483
Unaffiliated investments	800,226
Foreign currencies	(1,656)
Futures contracts	456,880
Net change in unrealized appreciation (depreciation)	29,918,933
NET REALIZED AND UNREALIZED GAIN	66,931,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,176,958
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,245,598	$14,575,949
Net realized gain	37,012,427	38,852,072
Net change in unrealized appreciation (depreciation)	29,918,933	7,325,820
Net increase in net assets resulting from operations	79,176,958	60,753,841
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,503,974)	(1,688,624)
Service Class	(14,945,576)	(18,635,550)
	(16,449,550)	(20,324,174)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,040,407	6,528,667
Service Class	8,138,621	8,808,871
Reinvestment of dividends and distributions:
Standard Class	1,503,974	1,688,624
Service Class	14,945,576	18,635,550
	29,628,578	35,661,712
Cost of shares redeemed:
Standard Class	(8,375,623)	(12,054,209)
Service Class	(101,612,360)	(107,301,443)
	(109,987,983)	(119,355,652)
Decrease in net assets derived from capital share transactions	(80,359,405)	(83,693,940)
NET DECREASE IN NET ASSETS	(17,631,997)	(43,264,273)
NET ASSETS:
Beginning of year	614,501,049	657,765,322
End of year	$596,869,052	$614,501,049
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.820	$11.141	$10.055	$12.490	$12.446
Income (loss) from investment operations:
Net investment income[1]	0.284	0.294	0.257	0.338	0.375
Net realized and unrealized gain (loss)	1.417	0.816	1.102	(2.137)	1.185
Total from investment operations	1.701	1.110	1.359	(1.799)	1.560
Less dividends and distributions from:
Net investment income	(0.329)	(0.379)	(0.273)	(0.427)	(0.678)
Net realized gain	(0.072)	(0.052)	—	(0.206)	(0.838)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(0.401)	(0.431)	(0.273)	(0.636)	(1.516)
Net asset value, end of period	$13.120	$11.820	$11.141	$10.055	$12.490
Total return[2]	14.37%	9.97%	13.51%	(14.33% )	12.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,616	$47,406	$48,276	$43,718	$55,090
Ratio of expenses to average net assets[3]	0.37%	0.36%	0.37%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.47%	0.46%	0.47%	0.46%	0.46%
Ratio of net investment income to average net assets	2.26%	2.48%	2.42%	3.05%	2.81%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.16%	2.38%	2.32%	2.95%	2.71%
Portfolio turnover	104%	84%	92%	112%	91%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.823	$11.142	$10.056	$12.489	$12.446
Income (loss) from investment operations:
Net investment income[1]	0.252	0.264	0.230	0.310	0.341
Net realized and unrealized gain (loss)	1.416	0.816	1.101	(2.136)	1.184
Total from investment operations	1.668	1.080	1.331	(1.826)	1.525
Less dividends and distributions from:
Net investment income	(0.295)	(0.347)	(0.245)	(0.398)	(0.644)
Net realized gain	(0.072)	(0.052)	—	(0.206)	(0.838)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(0.367)	(0.399)	(0.245)	(0.607)	(1.482)
Net asset value, end of period	$13.124	$11.823	$11.142	$10.056	$12.489
Total return[2]	14.09%	9.70%	13.22%	(14.54% )	12.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,253	$567,095	$609,490	$610,555	$795,264
Ratio of expenses to average net assets[3]	0.62%	0.61%	0.62%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.72%	0.71%	0.72%	0.71%	0.71%
Ratio of net investment income to average net assets	2.01%	2.23%	2.17%	2.80%	2.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	2.13%	2.07%	2.70%	2.46%
Portfolio turnover	104%	84%	92%	112%	91%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$49,921
Legal	8,264
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,055 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$152,718
Distribution fees payable to LFD	116,527
Printing and mailing fees payable to Lincoln Life	133
Shareholder servicing fees payable to Lincoln Life	14,763
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.17%@
Equity Funds-21.24%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$72,427,153	$8,189,209	$20,461,607	$3,749,597	$4,863,632	$—	$68,767,984	4,121,545	$632,742	$3,006,466
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	11,578,748	1,630,354	3,010,000	436,143	1,076,187	(28,451)	11,682,981	806,168	76,644	—
✧✧LVIP SSGA S&P 500 Index Fund	42,243,282	13,391,810	24,434,929	5,340,689	(1,876,101)	—	34,664,751	1,028,505	332,589	1,597,157
✧✧LVIP SSGA Small-Cap Index Fund	11,581,391	2,306,965	3,081,636	428,718	430,082	—	11,665,520	335,101	87,725	547,604
Fixed Income Funds-15.07%@
×SPDR® Portfolio TIPS ETF	46,855,720	3,553,010	8,328,391	(513,109)	2,954,526	—	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	94,427,495	43,129,703	50,715,181	(1,906,575)	5,021,963	(1,482)	89,955,923	8,911,821	2,928,147	—
International Equity Funds-16.86%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	23,836,999	346,857	16,034,539	1,591,407	1,865,659	(15,686)	11,590,697	1,151,013	242,255	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	53,512,995	4,465,214	18,848,399	2,813,208	11,671,463	(7,905)	53,606,576	5,116,108	1,702,934	291,331
✧✧LVIP SSGA International Index Fund	29,710,550	22,498,181	24,100,000	4,660,826	2,656,072	—	35,425,629	2,668,798	1,098,182	—
Total	$386,174,333	$99,511,303	$169,014,682	$16,600,904	$28,663,483	$(53,524)	$317,360,061		$7,101,218	$5,442,558

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at December 31, 2025.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$587,143,353
Sales	657,719,284
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$501,770,717
Aggregate unrealized appreciation of investments and derivatives	$99,511,282
Aggregate unrealized depreciation of investments and derivatives	(5,086,416)
Net unrealized appreciation of investments and derivatives	$94,424,866
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$317,360,061	$—	$—	$317,360,061
Unaffiliated Investment Companies	278,839,380	—	—	278,839,380
Total Investments	$596,199,441	$—	$—	$596,199,441
Derivatives:
Assets:
Futures Contracts	$52,931	$—	$—	$52,931
Liabilities:
Futures Contracts	$(109,913)	$—	$—	$(109,913)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives, distributions from underlying regulated investment companies ("RICS") and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/25	12/31/24
Ordinary income	$16,449,550	$20,324,174
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$24,093,384
Undistributed long-term capital gains	7,137,432
Other temporary differences	(23,358,289)
Net unrealized appreciation	94,424,866
Distributable earnings/(accumulated loss)	$102,297,393
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	406,795	558,724
Service Class	655,555	752,692
Shares reinvested:
Standard Class	113,965	143,104
Service Class	1,132,318	1,578,749
	2,308,633	3,033,269
Shares redeemed:
Standard Class	(673,491)	(1,024,364)
Service Class	(8,128,651)	(9,067,748)
	(8,802,142)	(10,092,112)
Net decrease	(6,493,509)	(7,058,843)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$38,637	Variation margin due to broker on futures contracts	$(102,633)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	14,294	Variation margin due to broker on futures contracts	(7,280)
Total		$52,931		$(109,913)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(9,203,237)	$400,011
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(542,801)	56,869
Total		$(9,746,038)	$456,880
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,617,397	$4,762,382
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA International Index Fund

LVIP SSGA International Index Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.05%
Australia–6.11%
ANZ Group Holdings Ltd.	414,248	$10,015,525
APA Group	158,442	946,723
Aristocrat Leisure Ltd.	73,148	2,831,879
ASX Ltd.	23,144	792,502
BHP Group Ltd.	702,718	21,207,416
Brambles Ltd.	181,033	2,764,429
CAR Group Ltd.	46,746	957,418
Cochlear Ltd.	8,771	1,522,814
Coles Group Ltd.	187,906	2,685,790
Commonwealth Bank of Australia	231,361	24,695,246
Computershare Ltd.	70,157	1,590,007
CSL Ltd.	65,679	7,558,435
Evolution Mining Ltd.	267,999	2,242,814
Fortescue Ltd.	242,135	3,540,618
Goodman Group	288,080	5,928,157
Insurance Australia Group Ltd.	351,884	1,867,523
Lottery Corp. Ltd.	273,677	940,344
†Lynas Rare Earths Ltd.	120,858	991,209
Macquarie Group Ltd.	49,290	6,660,562
Medibank Pvt Ltd.	328,616	1,048,732
National Australia Bank Ltd.	426,086	11,980,148
Northern Star Resources Ltd.	179,107	3,151,862
Origin Energy Ltd.	221,976	1,695,121
Pro Medicus Ltd.	6,938	1,018,936
Qantas Airways Ltd.	81,915	565,925
QBE Insurance Group Ltd.	200,510	2,654,640
REA Group Ltd.	6,755	823,468
Rio Tinto Ltd.	51,186	4,993,480
Santos Ltd.	421,918	1,732,896
Scentre Group	745,542	2,084,078
SGH Ltd.	23,773	733,731
Sigma Healthcare Ltd.	786,725	1,540,107
Sonic Healthcare Ltd.	73,504	1,106,748
South32 Ltd.	575,988	1,364,390
Stockland	305,868	1,166,186
Suncorp Group Ltd.	140,533	1,649,728
Telstra Group Ltd.	588,425	1,909,181
Transurban Group	429,680	4,066,317
Vicinity Ltd.	532,877	907,224
Washington H Soul Pattinson & Co. Ltd.	51,038	1,262,850
Wesfarmers Ltd.	153,924	8,292,352
Westpac Banking Corp.	475,568	12,203,795
WiseTech Global Ltd.	25,767	1,171,484
Woodside Energy Group Ltd.	262,545	4,093,759
Woolworths Group Ltd.	162,397	3,177,297
		176,133,846
Austria–0.27%
Erste Group Bank AG	43,553	5,222,413
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
OMV AG	21,394	$1,190,521
Raiffeisen Bank International AG	17,555	782,192
Verbund AG	8,463	614,509
		7,809,635
Belgium–0.84%
Ageas SA	20,728	1,452,221
Anheuser-Busch InBev SA	138,105	8,863,715
D'ieteren Group	3,136	564,860
Elia Group SA	6,473	832,963
Financiere de Tubize SA	2,672	652,086
Groupe Bruxelles Lambert NV	10,477	931,661
KBC Group NV	31,196	4,062,841
Lotus Bakeries NV	58	533,868
Sofina SA	2,034	588,189
Syensqo SA	10,974	878,997
UCB SA	17,333	4,829,431
		24,190,832
Chile–0.09%
Antofagasta PLC	56,274	2,471,865
		2,471,865
China–0.12%
Belimo Holding AG	1,279	1,249,664
†Futu Holdings Ltd. ADR	8,000	1,313,680
Yangzijiang Shipbuilding Holdings Ltd.	361,800	977,400
		3,540,744
Denmark–1.73%
AP Moller - Maersk AS Class A	396	908,326
AP Moller - Maersk AS Class B	566	1,298,715
Carlsberg AS Class B	12,139	1,588,794
Coloplast AS Class B	17,887	1,533,545
Danske Bank AS	89,469	4,467,749
†Demant AS	14,412	485,605
DSV AS	28,667	7,219,965
†Genmab AS	8,528	2,643,542
Novo Nordisk AS Class B	445,525	22,596,341
Novonesis Novozymes B Class B	48,472	3,101,264
†Orsted AS	65,827	1,256,596
Pandora AS	10,437	1,154,186
Rockwool AS Class B	10,898	382,889
Tryg AS	44,560	1,165,306
		49,802,823
Faeroe Islands–0.14%
Vestas Wind Systems AS	144,331	3,903,749
		3,903,749
LVIP SSGA International Index Fund-1

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland–1.15%
Elisa OYJ	19,955	$884,321
Fortum OYJ	65,803	1,397,386
Kesko OYJ Class B	33,764	761,861
Kone OYJ Class B	48,700	3,450,051
Metso OYJ	88,178	1,534,223
Neste OYJ	59,768	1,352,138
Nokia OYJ	750,692	4,839,763
Nordea Bank Abp	434,523	8,174,475
Orion OYJ Class B	15,299	1,141,422
Sampo OYJ Class A	344,686	4,170,289
Stora Enso OYJ Class R	85,154	1,063,201
UPM-Kymmene OYJ	68,173	1,970,841
Wartsila OYJ Abp	70,882	2,509,550
		33,249,521
France–10.11%
Accor SA	24,200	1,364,309
Aeroports de Paris SA	4,365	569,614
Air Liquide SA	80,244	15,082,173
Airbus SE	82,275	19,106,211
†Alstom SA	42,561	1,255,630
Amundi SA	7,069	584,251
AXA SA	241,486	11,586,740
BioMerieux	5,068	655,772
BNP Paribas SA	139,719	13,218,392
Bollore SE	80,826	454,245
Bouygues SA	24,069	1,251,235
Bureau Veritas SA	49,657	1,579,729
Capgemini SE	21,467	3,564,555
Carrefour SA	73,313	1,223,269
Cie de Saint-Gobain SA	63,099	6,416,656
Cie Generale des Etablissements Michelin SCA	89,504	2,966,716
Covivio SA	5,908	392,176
Credit Agricole SA	153,705	3,164,457
Danone SA	90,526	8,165,356
Dassault Aviation SA	2,386	764,965
Dassault Systemes SE	90,145	2,518,492
Edenred SE	30,984	684,931
Eiffage SA	8,605	1,232,918
Engie SA	250,113	6,570,303
EssilorLuxottica SA	41,769	13,207,266
FDJ UNITED	12,148	336,266
Gecina SA	6,125	581,707
Getlink SE	35,734	659,615
Hermes International SCA	4,408	10,944,399
Ipsen SA	4,269	595,651
Kering SA	9,906	3,461,530
Klepierre SA	26,339	1,042,110
Legrand SA	35,829	5,326,434
L'Oreal SA	33,331	14,309,521
LVMH Moet Hennessy Louis Vuitton SE	34,560	26,049,105
Orange SA	264,538	4,414,228
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Pernod Ricard SA	26,288	$2,250,944
Publicis Groupe SA	30,430	3,160,084
Renault SA	24,966	1,033,399
Rexel SA	34,421	1,350,065
Safran SA	49,897	17,379,966
Sanofi SA	153,234	14,826,180
Sartorius Stedim Biotech	3,741	918,870
Schneider Electric SE	75,861	20,753,691
Societe Generale SA	99,051	7,973,999
Sodexo SA	10,485	537,210
Thales SA	12,166	3,281,970
TotalEnergies SE	275,061	17,933,424
†Unibail-Rodamco -Westfield	16,245	1,766,593
Veolia Environnement SA	83,024	2,889,025
Vinci SA	69,553	9,784,930
		291,141,277
Germany–9.06%
adidas AG	24,223	4,793,393
Allianz SE	53,401	24,691,405
BASF SE	121,923	6,415,416
Bayer AG	135,325	5,869,825
Bayerische Motoren Werke AG	37,880	4,107,531
Beiersdorf AG	13,354	1,466,498
Brenntag SE	15,432	895,736
Commerzbank AG	100,097	4,224,556
Continental AG	13,816	1,096,479
CTS Eventim AG & Co. KGaA	7,577	693,616
Daimler Truck Holding AG	62,857	2,722,495
†Delivery Hero SE	25,006	659,157
Deutsche Bank AG	251,083	9,676,517
Deutsche Boerse AG	25,663	6,744,782
Deutsche Lufthansa AG	80,787	793,646
Deutsche Post AG	131,220	7,154,862
Deutsche Telekom AG	509,951	16,599,442
E.ON SE	316,255	5,988,263
Evonik Industries AG	32,539	507,806
Fresenius Medical Care AG	31,819	1,519,852
Fresenius SE & Co. KGaA	55,692	3,190,694
GEA Group AG	22,186	1,499,380
Hannover Rueck SE	7,947	2,472,956
Heidelberg Materials AG	18,932	4,908,250
Henkel AG & Co. KGaA	12,686	965,483
Hensoldt AG	8,258	707,292
HOCHTIEF AG	2,074	811,933
Infineon Technologies AG	177,950	7,764,126
Knorr-Bremse AG	9,088	1,008,243
LEG Immobilien SE	8,942	652,192
Mercedes-Benz Group AG	98,651	6,838,693
Merck KGaA	17,049	2,433,287
MTU Aero Engines AG	7,124	2,953,097
LVIP SSGA International Index Fund-2

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,179	$11,963,352
Nemetschek SE	7,140	772,478
Rational AG	579	447,041
Rheinmetall AG	6,400	11,676,120
RWE AG	84,183	4,460,592
SAP SE	144,083	35,007,635
Scout24 SE	9,307	934,794
Siemens AG	104,968	29,399,056
†Siemens Energy AG	107,533	15,085,649
Siemens Healthineers AG	44,627	2,339,240
Symrise AG	17,038	1,380,445
Talanx AG	7,852	1,043,051
Vonovia SE	101,074	2,908,845
†Zalando SE	27,840	821,476
		261,066,677
Hong Kong–2.07%
AIA Group Ltd.	1,457,600	15,003,213
BOC Hong Kong Holdings Ltd.	510,500	2,590,781
CK Asset Holdings Ltd.	274,300	1,387,103
CK Hutchison Holdings Ltd.	361,160	2,455,330
CK Infrastructure Holdings Ltd.	76,500	566,883
CLP Holdings Ltd.	209,500	1,873,956
Galaxy Entertainment Group Ltd.	305,000	1,503,899
Hang Seng Bank Ltd.	102,600	2,024,049
Henderson Land Development Co. Ltd.	170,149	616,158
HKT Trust & HKT Ltd.	581,592	861,197
Hong Kong & China Gas Co. Ltd.	1,462,358	1,318,280
Hong Kong Exchanges & Clearing Ltd.	163,208	8,539,263
Hongkong Land Holdings Ltd.	134,800	936,418
Jardine Matheson Holdings Ltd.	22,400	1,528,693
Link REIT	367,366	1,640,296
MTR Corp. Ltd.	186,157	712,968
Power Assets Holdings Ltd.	182,000	1,289,694
Prudential PLC	344,101	5,293,333
Sands China Ltd.	360,668	909,757
Sino Land Co. Ltd.	549,657	723,265
SITC International Holdings Co. Ltd.	149,000	533,181
Sun Hung Kai Properties Ltd.	210,005	2,557,081
Swire Pacific Ltd. Class A	45,500	366,791
Techtronic Industries Co. Ltd.	192,000	2,208,600
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
WH Group Ltd.	1,050,840	$1,170,650
Wharf Holdings Ltd.	112,000	312,848
Wharf Real Estate Investment Co. Ltd.	228,000	720,613
		59,644,300
Ireland–0.82%
AerCap Holdings NV	25,200	3,622,752
AIB Group PLC	291,297	3,114,066
Bank of Ireland Group PLC	127,409	2,436,735
DCC PLC	14,132	880,405
Experian PLC	129,222	5,826,175
Kerry Group PLC Class A	23,806	2,175,455
Kingspan Group PLC	20,993	1,808,944
Ryanair Holdings PLC	112,122	3,865,695
		23,730,227
Isle Of Man–0.03%
Entain PLC	70,318	722,816
		722,816
Israel–1.03%
Azrieli Group Ltd.	4,610	522,664
Bank Hapoalim BM	177,969	4,025,135
Bank Leumi Le-Israel BM	210,862	4,646,912
†Check Point Software Technologies Ltd.	11,464	2,127,260
†CyberArk Software Ltd.	7,220	3,220,553
Elbit Systems Ltd.	3,968	2,278,132
ICL Group Ltd.	95,041	546,517
Isracard Ltd.	1	3
Israel Discount Bank Ltd. Class A	158,477	1,682,952
Mizrahi Tefahot Bank Ltd.	19,639	1,372,121
†Nice Ltd.	8,854	1,000,829
†Nova Ltd.	3,809	1,273,321
Phoenix Financial Ltd.	29,372	1,214,798
†Teva Pharmaceutical Industries Ltd.	139,930	4,410,905
†Teva Pharmaceutical Industries Ltd. ADR	18,569	579,538
†Wix.com Ltd.	7,500	779,175
		29,680,815
Italy–3.05%
Banca Mediolanum SpA	29,489	669,592
Banca Monte dei Paschi di Siena SpA	279,566	2,976,593
Banco BPM SpA	149,863	2,275,658
BPER Banca SpA	189,757	2,564,087
Buzzi SpA	10,280	621,437
Davide Campari-Milano NV	79,179	511,520
Enel SpA	1,131,397	11,763,511
Eni SpA	288,479	5,468,442
Ferrari NV	17,673	6,567,536
LVIP SSGA International Index Fund-3

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	81,994	$2,124,428
Generali	113,834	4,756,943
Infrastrutture Wireless Italiane SpA	39,572	366,207
Intesa Sanpaolo SpA	1,978,744	13,673,323
Leonardo SpA	53,810	3,077,961
Moncler SpA	31,180	1,993,031
Nexi SpA	83,807	413,076
Poste Italiane SpA	58,233	1,461,874
Prysmian SpA	38,335	3,824,196
Recordati Industria Chimica e Farmaceutica SpA	15,988	907,620
Snam SpA	277,650	1,844,948
†Telecom Italia SpA	1,413,179	848,971
Terna - Rete Elettrica Nazionale	194,560	2,069,865
UniCredit SpA	194,509	16,110,537
Unipol Assicurazioni SpA	43,742	1,049,442
		87,940,798
Japan–21.60%
Advantest Corp.	106,400	13,454,048
Aeon Co. Ltd.	314,600	4,969,769
AGC, Inc.	22,200	736,235
Aisin Corp.	60,700	1,137,290
Ajinomoto Co., Inc.	118,700	2,509,317
ANA Holdings, Inc.	24,500	465,297
Asahi Group Holdings Ltd.	221,300	2,319,622
Asahi Kasei Corp.	164,900	1,465,755
Asics Corp.	90,700	2,177,387
Astellas Pharma, Inc.	259,400	3,452,487
Bandai Namco Holdings, Inc.	77,300	2,057,423
Bridgestone Corp.	163,000	3,667,381
Canon, Inc.	118,200	3,497,371
Capcom Co. Ltd.	44,800	1,040,660
Central Japan Railway Co.	101,100	2,800,468
Chiba Bank Ltd.	80,000	892,825
Chubu Electric Power Co., Inc.	88,800	1,368,098
Chugai Pharmaceutical Co. Ltd.	94,900	4,978,602
Dai Nippon Printing Co. Ltd.	45,700	786,679
Daifuku Co. Ltd.	48,600	1,529,718
Dai-ichi Life Holdings, Inc.	487,400	4,050,568
Daiichi Sankyo Co. Ltd.	253,500	5,382,955
Daikin Industries Ltd.	36,400	4,655,262
Daito Trust Construction Co. Ltd.	41,500	790,242
Daiwa House Industry Co. Ltd.	74,000	2,458,192
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiwa Securities Group, Inc.	175,300	$1,536,292
Denso Corp.	250,700	3,462,696
Disco Corp.	13,100	3,991,073
East Japan Railway Co.	138,100	3,639,885
Ebara Corp.	61,700	1,454,255
Eisai Co. Ltd.	36,100	1,071,839
ENEOS Holdings, Inc.	358,660	2,537,557
FANUC Corp.	129,000	5,020,130
Fast Retailing Co. Ltd.	25,900	9,391,036
Fuji Electric Co. Ltd.	19,300	1,463,616
FUJIFILM Holdings Corp.	155,100	3,290,975
Fujikura Ltd.	34,800	3,859,161
Fujitsu Ltd.	247,300	6,796,522
Hankyu Hanshin Holdings, Inc.	27,500	691,645
Hikari Tsushin, Inc.	2,500	700,497
Hitachi Ltd.	634,100	19,886,368
Honda Motor Co. Ltd.	514,800	5,052,593
Hoya Corp.	48,100	7,295,307
Hulic Co. Ltd.	64,000	700,235
Idemitsu Kosan Co. Ltd.	106,815	808,726
IHI Corp.	135,800	2,387,443
Inpex Corp.	114,200	2,284,060
Isuzu Motors Ltd.	70,200	1,095,620
ITOCHU Corp.	806,000	10,185,269
Japan Airlines Co. Ltd.	14,200	263,349
Japan Exchange Group, Inc.	148,700	1,587,158
Japan Post Bank Co. Ltd.	237,700	3,346,120
Japan Post Holdings Co. Ltd.	235,200	2,481,691
Japan Post Insurance Co. Ltd.	22,400	673,647
Japan Tobacco, Inc.	164,500	5,912,507
JFE Holdings, Inc.	75,300	959,991
JX Advanced Metals Corp.	74,300	928,829
Kajima Corp.	55,600	2,073,184
Kansai Electric Power Co., Inc.	130,100	2,043,179
Kao Corp.	67,500	2,694,030
Kawasaki Heavy Industries Ltd.	19,600	1,299,803
Kawasaki Kisen Kaisha Ltd.	44,300	616,666
KDDI Corp.	410,900	7,111,735
Keyence Corp.	26,376	9,540,851
Kikkoman Corp.	88,500	803,634
†Kioxia Holdings Corp.	28,200	1,876,852
Kirin Holdings Co. Ltd.	98,500	1,474,447
Kobe Bussan Co. Ltd.	17,200	414,016
Komatsu Ltd.	134,900	4,280,707
Konami Group Corp.	14,800	2,009,946
Kubota Corp.	131,900	1,869,112
Kyocera Corp.	186,500	2,614,488
LVIP SSGA International Index Fund-4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyowa Kirin Co. Ltd.	30,200	$486,060
Lasertec Corp.	10,700	2,038,805
LY Corp.	393,600	1,047,349
M3, Inc.	59,600	801,788
Makita Corp.	33,700	1,021,412
Marubeni Corp.	193,900	5,400,110
MatsukiyoCocokara & Co.	39,600	685,618
Minebea Mitsumi, Inc.	49,200	989,981
Mitsubishi Chemical Group Corp.	188,400	1,102,824
Mitsubishi Corp.	448,700	10,262,970
Mitsubishi Electric Corp.	259,100	7,554,538
Mitsubishi Estate Co. Ltd.	148,000	3,595,676
Mitsubishi HC Capital, Inc.	116,000	970,368
Mitsubishi Heavy Industries Ltd.	445,800	10,883,064
Mitsubishi UFJ Financial Group, Inc.	1,584,200	25,142,950
Mitsui & Co. Ltd.	335,400	9,960,483
Mitsui Fudosan Co. Ltd.	375,500	4,267,284
Mitsui OSK Lines Ltd.	44,900	1,349,891
Mizuho Financial Group, Inc.	345,982	12,626,459
MonotaRO Co. Ltd.	35,600	566,866
MS&AD Insurance Group Holdings, Inc.	182,962	4,295,401
Murata Manufacturing Co. Ltd.	235,700	4,871,435
NEC Corp.	181,900	6,154,675
Nexon Co. Ltd.	49,500	1,209,111
NIDEC Corp.	104,800	1,422,976
Nintendo Co. Ltd.	153,400	10,356,726
Nippon Building Fund, Inc.	933	850,367
Nippon Paint Holdings Co. Ltd.	111,500	746,574
Nippon Sanso Holdings Corp.	21,900	654,242
Nippon Steel Corp.	699,110	2,860,795
Nippon Yusen KK	57,700	1,868,994
†Nissan Motor Co. Ltd.	275,500	684,598
Nitori Holdings Co. Ltd.	53,500	933,797
Nitto Denko Corp.	99,500	2,369,065
Nomura Holdings, Inc.	397,700	3,313,028
Nomura Research Institute Ltd.	55,507	2,112,297
NTT, Inc.	4,246,100	4,286,397
Obayashi Corp.	94,400	1,975,594
Obic Co. Ltd.	39,900	1,252,407
Olympus Corp.	146,100	1,852,438
Oracle Corp. Japan	4,200	353,006
Oriental Land Co. Ltd.	150,100	2,776,846
ORIX Corp.	164,800	4,819,950
Osaka Gas Co. Ltd.	53,400	1,855,483
Otsuka Corp.	32,600	671,742
Otsuka Holdings Co. Ltd.	57,500	3,252,154
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pan Pacific International Holdings Corp.	236,000	$1,405,828
Panasonic Holdings Corp.	322,300	4,178,306
†Rakuten Group, Inc.	230,900	1,479,600
Recruit Holdings Co. Ltd.	196,100	11,019,164
†Renesas Electronics Corp.	254,600	3,487,217
Resona Holdings, Inc.	299,000	2,845,796
Ryohin Keikaku Co. Ltd.	65,600	1,158,329
Sanrio Co. Ltd.	23,600	738,449
SBI Holdings, Inc.	72,940	1,571,856
SCREEN Holdings Co. Ltd.	12,700	1,237,034
Secom Co. Ltd.	52,600	1,869,097
Seibu Holdings, Inc.	28,100	772,091
Sekisui Chemical Co. Ltd.	43,500	731,550
Sekisui House Ltd.	80,800	1,802,910
Seven & i Holdings Co. Ltd.	296,600	4,261,255
SG Holdings Co. Ltd.	46,200	422,802
Shimadzu Corp.	31,600	841,242
Shimano, Inc.	9,800	1,024,796
Shin-Etsu Chemical Co. Ltd.	229,400	7,125,426
Shionogi & Co. Ltd.	96,100	1,739,393
Shiseido Co. Ltd.	56,400	820,784
SMC Corp.	7,600	2,629,606
SoftBank Corp.	4,047,100	5,556,498
SoftBank Group Corp.	529,600	14,857,035
Sompo Holdings, Inc.	122,725	4,165,556
†Sony Financial Group, Inc.	799,400	847,168
Sony Group Corp.	850,200	21,808,455
Subaru Corp.	76,000	1,636,373
Sumitomo Corp.	154,200	5,337,244
Sumitomo Electric Industries Ltd.	95,400	3,842,450
Sumitomo Metal Mining Co. Ltd.	37,900	1,517,650
Sumitomo Mitsui Financial Group, Inc.	508,000	16,337,998
Sumitomo Mitsui Trust Group, Inc.	83,492	2,544,406
Sumitomo Realty & Development Co. Ltd.	81,000	2,033,581
Suntory Beverage & Food Ltd.	15,100	454,111
Suzuki Motor Corp.	209,700	3,136,161
Sysmex Corp.	67,200	659,917
T&D Holdings, Inc.	65,700	1,516,563
Taisei Corp.	20,500	1,942,803
Takeda Pharmaceutical Co. Ltd.	217,275	6,749,701
TDK Corp.	276,000	3,904,778
Terumo Corp.	186,100	2,704,996
TIS, Inc.	25,700	863,406
Toho Co. Ltd.	13,400	682,661
Tokio Marine Holdings, Inc.	248,700	9,193,469
LVIP SSGA International Index Fund-5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Electron Ltd.	62,200	$13,853,635
Tokyo Gas Co. Ltd.	40,600	1,609,565
Tokyo Metro Co. Ltd.	40,400	411,247
Tokyu Corp.	57,800	675,481
TOPPAN Holdings, Inc.	33,900	1,007,734
Toray Industries, Inc.	172,600	1,125,314
Toyota Industries Corp.	21,000	2,380,696
Toyota Motor Corp.	1,309,700	28,128,549
Toyota Tsusho Corp.	99,200	3,344,944
Trend Micro, Inc.	17,600	730,968
Tsuruha Holdings, Inc.	36,200	665,115
Unicharm Corp.	142,300	813,065
West Japan Railway Co.	55,900	1,113,815
Yamaha Motor Co. Ltd.	116,800	866,223
Yokogawa Electric Corp.	35,800	1,148,125
Yokohama Financial Group, Inc.	130,000	1,074,712
Zensho Holdings Co. Ltd.	13,300	762,136
ZOZO, Inc.	54,300	447,803
		622,291,625
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	465,241
		465,241
Luxembourg–0.19%
ArcelorMittal SA	67,699	3,108,704
CVC Capital Partners PLC	22,347	374,257
Eurofins Scientific SE	14,016	1,024,968
Tenaris SA	48,817	941,966
		5,449,895
Mexico–0.04%
Fresnillo PLC	28,737	1,281,396
		1,281,396
Netherlands–5.13%
ABN AMRO Bank NV	75,793	2,648,122
†Adyen NV	3,445	5,555,319
Aegon Ltd.	164,756	1,281,192
Akzo Nobel NV	21,553	1,499,668
†Argenx SE	8,342	7,036,838
ASM International NV	6,471	3,917,510
ASML Holding NV	53,475	57,620,390
ASR Nederland NV	22,926	1,631,203
BE Semiconductor Industries NV	9,909	1,549,133
Euronext NV	10,500	1,577,288
EXOR NV	10,990	933,536
Ferrovial SE	72,691	4,709,697
Heineken Holding NV	15,605	1,142,704
Heineken NV	40,191	3,316,035
IMCD NV	6,957	631,434
ING Groep NV	409,230	11,502,730
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
JDE Peet's NV	26,471	$989,959
Koninklijke Ahold Delhaize NV	124,537	5,106,874
Koninklijke KPN NV	548,108	2,561,153
Koninklijke Philips NV	104,101	2,834,586
†Magnum Ice Cream Co. NV	65,977	1,047,195
†Nebius Group NV	28,300	2,368,851
NN Group NV	38,865	2,998,226
Prosus NV	182,110	11,276,061
Qiagen NV	29,430	1,338,386
Randstad NV	11,867	450,531
Stellantis NV	275,249	3,014,169
Universal Music Group NV	151,911	3,960,294
Wolters Kluwer NV	32,909	3,408,596
		147,907,680
New Zealand–0.23%
Auckland International Airport Ltd.	241,613	1,158,775
Contact Energy Ltd.	114,133	607,169
Fisher & Paykel Healthcare Corp. Ltd.	83,069	1,804,834
Infratil Ltd.	131,167	836,998
Meridian Energy Ltd.	162,251	524,036
†Xero Ltd.	21,233	1,608,482
		6,540,294
Norway–0.55%
Aker BP ASA	40,234	1,023,800
DNB Bank ASA	115,845	3,227,530
Equinor ASA	99,800	2,353,464
Gjensidige Forsikring ASA	23,519	702,943
Kongsberg Gruppen ASA	55,940	1,433,477
Mowi ASA	60,866	1,464,127
Norsk Hydro ASA	194,005	1,497,558
Orkla ASA	100,554	1,119,743
Salmar ASA	10,141	619,799
Telenor ASA	87,331	1,270,180
Yara International ASA	25,524	1,044,493
		15,757,114
Poland–0.01%
†InPost SA	32,528	399,727
		399,727
Portugal–0.19%
Banco Comercial Portugues SA Class R	1,080,570	1,137,470
EDP Renovaveis SA	45,124	637,254
EDP SA	434,335	2,000,453
Galp Energia SGPS SA	49,966	860,431
Jeronimo Martins SGPS SA	34,664	824,876
		5,460,484
LVIP SSGA International Index Fund-6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.39%
CapitaLand Ascendas REIT	515,065	$1,132,407
CapitaLand Integrated Commercial Trust	762,408	1,415,063
CapitaLand Investment Ltd.	287,328	604,690
DBS Group Holdings Ltd.	295,852	12,959,684
†Grab Holdings Ltd. Class A	320,400	1,598,796
Keppel Ltd.	190,715	1,533,285
Oversea-Chinese Banking Corp. Ltd.	474,840	7,295,073
Sembcorp Industries Ltd.	127,800	597,416
Singapore Airlines Ltd.	203,050	1,008,136
Singapore Exchange Ltd.	109,100	1,436,184
Singapore Technologies Engineering Ltd.	194,800	1,272,841
Singapore Telecommunications Ltd.	1,060,400	3,751,693
United Overseas Bank Ltd.	177,485	4,833,895
Wilmar International Ltd.	231,500	553,668
		39,992,831
Spain–3.63%
Acciona SA	2,808	611,131
ACS Actividades de Construccion y Servicios SA	23,128	2,295,808
Aena SME SA	101,440	2,834,321
Amadeus IT Group SA	63,851	4,725,676
Banco Bilbao Vizcaya Argentaria SA	798,424	18,728,790
Banco de Sabadell SA	653,650	2,575,936
Banco Santander SA	2,058,479	24,229,303
Bankinter SA	88,905	1,473,617
CaixaBank SA	547,587	6,694,865
†Cellnex Telecom SA	68,237	2,197,345
Endesa SA	41,080	1,478,731
Grifols SA	36,493	456,150
Iberdrola SA	878,994	19,033,200
Industria de Diseno Textil SA	152,088	10,032,433
Mapfre SA	123,261	618,547
Naturgy Energy Group SA	25,873	787,790
Redeia Corp. SA	59,962	1,068,929
Repsol SA	154,700	2,886,456
Telefonica SA	478,978	1,966,180
		104,695,208
Sweden–3.62%
AddTech AB Class B	36,862	1,298,228
Alfa Laval AB	38,854	1,948,191
Assa Abloy AB Class B	141,352	5,460,547
Atlas Copco AB Class A	376,912	6,710,001
Atlas Copco AB Class B	223,088	3,566,442
Beijer Ref AB	48,567	779,395
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Boliden AB	41,858	$2,318,777
Epiroc AB Class A	84,201	1,898,048
Epiroc AB Class B	56,651	1,139,738
EQT AB	65,888	2,573,983
Essity AB Class B	78,392	2,253,876
Evolution AB	20,074	1,363,055
†Fastighets AB Balder Class B	93,999	693,835
H & M Hennes & Mauritz AB Class B	65,847	1,319,830
Hexagon AB Class B	278,550	3,280,956
Holmen AB Class B	10,810	414,655
Industrivarden AB Class A	15,792	707,455
Industrivarden AB Class C	22,370	1,001,354
Indutrade AB	37,202	964,305
Investment AB Latour Class B	20,999	510,165
Investor AB Class B	254,434	9,066,902
L E Lundbergforetagen AB Class B	10,779	595,124
Lifco AB Class B	33,061	1,252,970
Nibe Industrier AB Class B	220,153	841,509
Saab AB Class B	46,672	2,707,920
Sagax AB Class B	28,074	600,445
Sandvik AB	151,000	4,877,464
Securitas AB Class B	62,133	988,108
Skandinaviska Enskilda Banken AB Class A	205,883	4,340,772
Skanska AB Class B	49,422	1,346,666
SKF AB Class B	43,476	1,150,758
†Spotify Technology SA	21,720	12,613,021
Svenska Cellulosa AB SCA Class B	78,876	1,046,040
Svenska Handelsbanken AB Class A	201,875	2,924,670
Swedbank AB Class A	120,965	4,196,883
†Swedish Orphan Biovitrum AB	28,289	1,015,210
Tele2 AB Class B	67,380	1,129,059
Telefonaktiebolaget LM Ericsson Class B	399,017	3,883,247
Telia Co. AB	334,606	1,430,094
Trelleborg AB Class B	26,691	1,128,269
Volvo AB Class A	29,089	927,349
Volvo AB Class B	193,676	6,163,665
		104,428,981
Switzerland–9.78%
ABB Ltd.	217,314	16,019,844
Alcon AG	70,376	5,568,715
Avolta AG	9,924	585,316
Banque Cantonale Vaudoise	3,061	386,971
Barry Callebaut AG	567	926,994
BKW AG	2,293	486,370
LVIP SSGA International Index Fund-7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	135	$3,821,219
Cie Financiere Richemont SA Class A	74,529	16,072,247
Coca-Cola HBC AG	27,385	1,416,724
DSM-Firmenich AG	23,966	1,933,334
EMS-Chemie Holding AG	926	638,783
Galderma Group AG	20,645	4,203,997
Geberit AG	4,709	3,657,114
Givaudan SA	1,302	5,151,033
†Glencore PLC	1,382,413	7,557,182
Helvetia Baloise Holding AG	11,493	3,022,809
Holcim AG	68,432	6,661,876
Julius Baer Group Ltd.	27,404	2,141,096
Kuehne & Nagel International AG	5,884	1,261,854
Logitech International SA	19,817	2,011,782
Lonza Group AG	9,580	6,459,024
Nestle SA	355,547	35,291,282
Novartis AG	262,351	36,150,888
Partners Group Holding AG	3,135	3,846,584
Roche Holding AG	101,667	42,029,631
Sandoz Group AG	59,373	4,310,847
Schindler Holding AG	8,106	2,983,625
SGS SA	23,978	2,750,462
Sika AG	20,986	4,260,692
Sonova Holding AG	6,637	1,716,770
STMicroelectronics NV	88,927	2,324,115
Straumann Holding AG	14,728	1,720,288
Swatch Group AG	3,210	674,921
Swiss Life Holding AG	4,048	4,662,664
Swiss Prime Site AG	11,967	1,858,089
Swiss Re AG	41,920	6,983,438
Swisscom AG	3,759	2,730,376
UBS Group AG	439,734	20,304,528
VAT Group AG	3,459	1,660,665
Zurich Insurance Group AG	20,309	15,367,864
		281,612,013
Thailand–0.24%
†Sea Ltd. ADR	53,600	6,837,752
		6,837,752
United Kingdom–13.78%
3i Group PLC	139,726	6,126,820
Admiral Group PLC	35,512	1,519,127
Anglo American PLC	157,289	6,505,867
Ashtead Group PLC	60,097	4,097,367
Associated British Foods PLC	39,405	1,125,538
AstraZeneca PLC	213,903	39,584,737
Auto Trader Group PLC	110,935	875,206
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Aviva PLC	436,196	$4,010,787
BAE Systems PLC	407,480	9,378,176
Barclays PLC	1,942,943	12,437,028
Barratt Redrow PLC	164,978	847,523
BP PLC	2,185,314	12,744,671
British American Tobacco PLC	302,887	17,170,869
BT Group PLC	879,995	2,180,136
Bunzl PLC	42,291	1,180,933
Centrica PLC	687,409	1,567,333
Coca-Cola Europacific Partners PLC	29,260	2,663,061
Compass Group PLC	237,665	7,530,431
Diageo PLC	302,906	6,526,995
Endeavour Mining PLC	25,769	1,346,366
GSK PLC	564,409	13,837,737
Haleon PLC	1,229,759	6,214,441
Halma PLC	55,002	2,610,662
HSBC Holdings PLC (London Shares)	2,375,867	37,386,483
Imperial Brands PLC	103,163	4,331,834
Informa PLC	169,477	2,010,883
InterContinental Hotels Group PLC	19,554	2,747,900
International Consolidated Airlines Group SA	163,906	910,073
Intertek Group PLC	20,639	1,279,961
J Sainsbury PLC	209,264	916,752
JD Sports Fashion PLC	339,910	385,284
Kingfisher PLC	222,192	935,329
Land Securities Group PLC	100,363	839,192
Legal & General Group PLC	765,060	2,692,702
Lloyds Banking Group PLC	8,245,142	10,905,966
London Stock Exchange Group PLC	65,410	7,868,074
M&G PLC	290,077	1,116,741
Marks & Spencer Group PLC	249,120	1,108,593
Melrose Industries PLC	165,784	1,307,529
National Grid PLC	691,044	10,599,564
NatWest Group PLC	1,121,133	9,834,891
Next PLC	15,362	2,828,147
Pearson PLC	82,873	1,171,744
Phoenix Group Holdings PLC	80,694	798,858
Reckitt Benckiser Group PLC	92,492	7,484,393
RELX PLC	248,181	9,998,423
Rentokil Initial PLC	371,460	2,216,313
Rio Tinto PLC	157,021	12,648,201
Rolls-Royce Holdings PLC	1,166,343	18,038,329
Sage Group PLC	129,513	1,883,699
Schroders PLC	75,098	410,520
LVIP SSGA International Index Fund-8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Segro PLC	191,319	$1,853,523
Severn Trent PLC	37,424	1,405,311
Shell PLC	799,898	29,478,046
Smith & Nephew PLC	118,492	1,970,634
Smiths Group PLC	45,532	1,440,188
Spirax Group PLC	9,806	896,239
SSE PLC	170,515	4,999,144
Standard Chartered PLC	273,801	6,680,864
Tesco PLC	916,224	5,448,628
Unilever PLC	293,231	19,158,895
United Utilities Group PLC	102,265	1,643,033
Vodafone Group PLC	2,630,454	3,506,417
Whitbread PLC	24,838	851,327
†Wise PLC Class A	88,658	1,062,125
		397,132,563
United States–0.03%
†Monday.com Ltd.	5,300	782,068
		782,068
Total Common Stock (Cost $1,285,864,059)		2,796,064,797
ΔCONVERTIBLE PREFERRED STOCK–0.03%
Germany–0.03%
Dr. Ing hc F Porsche AG	13,905	740,613
Total Convertible Preferred Stock (Cost $1,171,761)		740,613
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS–0.26%
Germany–0.26%
Bayerische Motoren Werke AG 4.71%	6,484	$690,937
Henkel AG & Co. KGaA 2.92%	21,604	1,762,558
Porsche Automobil Holding SE 4.80%	18,229	850,481
Sartorius AG 0.30%	3,115	897,009
Volkswagen AG 6.11%	27,507	3,356,917
Total Preferred Stocks (Cost $6,458,769)		7,557,902

MONEY MARKET FUND–1.84%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	53,045,684	53,045,684
Total Money Market Fund (Cost $53,045,684)		53,045,684

TOTAL INVESTMENTS–99.18% (Cost $1,346,540,273)	2,857,408,996
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.82%	23,508,682
NET ASSETS APPLICABLE TO 217,044,046 SHARES OUTSTANDING–100.00%	$2,880,917,678
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,535,982,027 / 191,053,826 Shares)	$13.274
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($344,935,651 / 25,990,220 Shares)	$13.272
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,650,716,757
Distributable earnings/(accumulated loss)	1,230,200,921
TOTAL NET ASSETS	$2,880,917,678

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $2,329,802 cash collateral held at broker for futures contracts, $2,032,717 payable for fund shares redeemed, $278,474 other accrued expenses payable, $789,213 due to manager and affiliates, $418,960 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $56,757 payable for fund accounting fee as of December 31, 2025.

LVIP SSGA International Index Fund-9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
534	ICE U.S. mini MSCI EAFE Index Futures	$77,486,070	$77,541,644	3/20/26	$—	$(55,574)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-10

LVIP SSGA International Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$80,181,081
Foreign taxes withheld	(7,093,747)
73,087,334
EXPENSES:
Management fees	10,070,279
Index fees	855,921
Distribution fees-Service Class	786,172
Shareholder servicing fees	730,095
Accounting and administration expenses	408,349
Professional fees	223,246
Custodian fees	189,611
Trustees’ fees and expenses	71,164
Pricing fees	40,381
Reports and statements to shareholders	39,952
Consulting fees	19,198
Other	55,025
13,489,393
Less:
Management fees waived	(3,170,476)
Total operating expenses	10,318,917
NET INVESTMENT INCOME	62,768,417
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	72,691,963
Foreign currencies	119,418
Futures contracts	10,141,541
Net realized gain	82,952,922
Net change in unrealized appreciation (depreciation) of:
Investments	527,993,625
Foreign currencies	1,600,302
Futures contracts	1,328,381
Net change in unrealized appreciation (depreciation)	530,922,308
NET REALIZED AND UNREALIZED GAIN	613,875,230
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$676,643,647
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$62,768,417	$61,902,921
Net realized gain	82,952,922	14,856,484
Net change in unrealized appreciation (depreciation)	530,922,308	3,944,915
Net increase in net assets resulting from operations	676,643,647	80,704,320
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(77,606,876)	(68,299,705)
Service Class	(9,983,114)	(8,627,336)
	(87,589,990)	(76,927,041)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	371,935,624	168,152,387
Service Class	56,157,890	46,149,422
Reinvestment of dividends and distributions:
Standard Class	77,606,876	68,299,705
Service Class	9,983,114	8,627,336
	515,683,504	291,228,850
Cost of shares redeemed:
Standard Class	(476,430,140)	(314,210,900)
Service Class	(74,410,717)	(48,302,181)
	(550,840,857)	(362,513,081)
Decrease in net assets derived from capital share transactions	(35,157,353)	(71,284,231)
NET INCREASE (DECREASE) IN NET ASSETS	553,896,304	(67,506,952)
NET ASSETS:
Beginning of year	2,327,021,374	2,394,528,326
End of year	$2,880,917,678	$2,327,021,374
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-11

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.450	$10.462	$9.178	$11.218	$10.374
Income (loss) from investment operations:
Net investment income[1]	0.308	0.285	0.265	0.274	0.277
Net realized and unrealized gain (loss)	2.941	0.066	1.339	(1.888)	0.861
Total from investment operations	3.249	0.351	1.604	(1.614)	1.138
Less dividends and distributions from:
Net investment income	(0.425)	(0.363)	(0.320)	(0.426)	(0.294)
Total dividends and distributions	(0.425)	(0.363)	(0.320)	(0.426)	(0.294)
Net asset value, end of period	$13.274	$10.450	$10.462	$9.178	$11.218
Total return[2]	31.18%	3.22%	17.57%	(14.32% )	11.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,535,982	$2,047,205	$2,120,494	$2,016,487	$2,734,309
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.37%	0.37%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.51%	0.51%	0.51%	0.50%	0.50%
Ratio of net investment income to average net assets	2.52%	2.59%	2.65%	2.86%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.46%	2.53%	2.73%	2.35%
Portfolio turnover	9%	3%	3%	3%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-12

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.451	$10.463	$9.180	$11.220	$10.375
Income (loss) from investment operations:
Net investment income[1]	0.277	0.257	0.240	0.250	0.249
Net realized and unrealized gain (loss)	2.938	0.067	1.338	(1.889)	0.861
Total from investment operations	3.215	0.324	1.578	(1.639)	1.110
Less dividends and distributions from:
Net investment income	(0.394)	(0.336)	(0.295)	(0.401)	(0.265)
Total dividends and distributions	(0.394)	(0.336)	(0.295)	(0.401)	(0.265)
Net asset value, end of period	$13.272	$10.451	$10.463	$9.180	$11.220
Total return[2]	30.85%	2.97%	17.27%	(14.53% )	10.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$344,936	$279,816	$274,034	$255,670	$323,905
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets	2.27%	2.34%	2.40%	2.61%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.14%	2.21%	2.28%	2.48%	2.10%
Portfolio turnover	9%	3%	3%	3%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-13

LVIP SSGA International Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP SSGA International Index Fund-14

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP SSGA International Index Fund is $9,519,651 and $9,459,165 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$204,939
Legal	34,171
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,058 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP SSGA International Index Fund-15

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$647,534
Distribution fees payable to LFD	72,674
Shareholder servicing fees payable to Lincoln Life	69,005
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$225,692,846
Sales	281,776,445
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,471,981,122
Aggregate unrealized appreciation of investments and derivatives	$1,419,945,601
Aggregate unrealized depreciation of investments and derivatives	(33,629,166)
Net unrealized appreciation of investments and derivatives	$1,386,316,435
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$176,133,846	$—	$176,133,846
Austria	—	7,809,635	—	7,809,635
Belgium	—	24,190,832	—	24,190,832
Chile	—	2,471,865	—	2,471,865
LVIP SSGA International Index Fund-16

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
China	$1,313,680	$2,227,064	$—	$3,540,744
Denmark	—	49,802,823	—	49,802,823
Faeroe Islands	—	3,903,749	—	3,903,749
Finland	—	33,249,521	—	33,249,521
France	—	291,141,277	—	291,141,277
Germany	—	261,066,677	—	261,066,677
Hong Kong	1,289,694	58,354,606	—	59,644,300
Ireland	3,622,752	20,107,475	—	23,730,227
Isle Of Man	—	722,816	—	722,816
Israel	6,706,526	22,974,289	—	29,680,815
Italy	—	87,940,798	—	87,940,798
Japan	4,527,676	617,763,949	—	622,291,625
Jordan	—	465,241	—	465,241
Luxembourg	—	5,449,895	—	5,449,895
Mexico	—	1,281,396	—	1,281,396
Netherlands	3,416,046	144,491,634	—	147,907,680
New Zealand	1,158,775	5,381,519	—	6,540,294
Norway	—	15,757,114	—	15,757,114
Poland	—	399,727	—	399,727
Portugal	—	5,460,484	—	5,460,484
Singapore	1,598,796	38,394,035	—	39,992,831
Spain	1,478,731	103,216,477	—	104,695,208
Sweden	12,613,021	91,815,960	—	104,428,981
Switzerland	2,750,462	278,861,551	—	281,612,013
Thailand	6,837,752	—	—	6,837,752
United Kingdom	916,752	396,215,811	—	397,132,563
United States	782,068	—	—	782,068
Convertible Preferred Stock	—	740,613	—	740,613
Preferred Stocks	—	7,557,902	—	7,557,902
Money Market Fund	53,045,684	—	—	53,045,684
Total Investments	$102,058,415	$2,755,350,581	$—	$2,857,408,996
Derivatives:

Liabilities:
Futures Contract	$(55,574)	$—	$—	$(55,574)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives and Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$87,589,990	$76,927,041
LVIP SSGA International Index Fund-17

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$7,387,094
Capital loss carryforward	(163,502,604)
Other temporary differences	(4)
Net unrealized appreciation	1,386,316,435
Distributable earnings/(accumulated loss)	$1,230,200,921
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Long-Term	Total
$163,502,604	$163,502,604
In 2025, the Fund utilized $74,362,116 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	29,201,254	15,421,997
Service Class	4,585,972	4,196,979
Shares reinvested:
Standard Class	5,981,636	6,252,754
Service Class	769,473	789,565
	40,538,335	26,661,295
Shares redeemed:
Standard Class	(40,033,338)	(28,455,595)
Service Class	(6,140,535)	(4,401,455)
	(46,173,873)	(32,857,050)
Net decrease	(5,635,538)	(6,195,755)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short
LVIP SSGA International Index Fund-18

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(55,574)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$10,141,541	$1,328,381
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$50,656,383	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP SSGA International Index Fund-19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund-20

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA International Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA International Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA International Index Fund–21

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA International Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.22%
INVESTMENT COMPANY–95.22%
International Equity Fund–95.22%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	19,800,623	$262,833,466
Total Affiliated Investment (Cost $160,931,499)		262,833,466

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.42%
INVESTMENT COMPANY–4.42%
Money Market Fund–4.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	12,218,559	$12,218,559
Total Unaffiliated Investment (Cost $12,218,559)		12,218,559

TOTAL INVESTMENTS–99.64% (Cost $173,150,058)	275,052,025
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	980,161
NET ASSETS APPLICABLE TO 24,109,847 SHARES OUTSTANDING–100.00%	$276,032,186

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
39	CME British Pound Currency Futures	$3,280,387	$3,246,121	3/16/26	$34,266	$—
37	CME Euro Foreign Exchange Currency Futures	5,448,250	5,405,206	3/16/26	43,044	—
49	CME Japanese Yen Currency Futures	3,931,331	3,970,792	3/16/26	—	(39,461)
					77,310	(39,461)
Equity Contracts:
80	Eurex EURO STOXX 50 Futures	5,491,475	5,413,674	3/20/26	77,801	—
25	FTSE 100 Index Futures	3,349,995	3,268,649	3/20/26	81,346	—
12	OSE Nikkei 225 Index Futures	3,861,083	3,869,948	3/12/26	—	(8,865)
					159,147	(8,865)
Total Futures Contracts					$236,457	$(48,326)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-1

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$262,833,466
Unaffiliated investments, at value	12,218,559
Cash collateral held at broker for futures contracts	1,107,244
Receivable for fund shares sold	353,884
Receivable for securities sold	153,516
Dividends and interest receivable	39,129
Expense reimbursement receivable from Lincoln Financial Investments Corporation	13,301
Prepaid expenses	1,009
TOTAL ASSETS	276,720,108
LIABILITIES:
Payable for fund shares redeemed	515,479
Due to manager and affiliates	112,335
Variation margin due to broker on futures contracts	22,952
Payable for audit fee	17,071
Payable for fund accounting fee	13,958
Other accrued expenses payable	6,127
TOTAL LIABILITIES	687,922
TOTAL NET ASSETS	$276,032,186
Affiliated investments, at cost	$160,931,499
Unaffiliated investments, at cost	12,218,559
Standard Class:
Net Assets	$29,580,498
Shares Outstanding	2,586,005
Net Asset Value Per Share	$11.439
Service Class:
Net Assets	$246,451,688
Shares Outstanding	21,523,842
Net Asset Value Per Share	$11.450
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$173,810,329
Distributable earnings/(accumulated loss)	102,221,857
TOTAL NET ASSETS	$276,032,186
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-2

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$8,304,841
Dividends from unaffiliated investments	552,598
8,857,439
EXPENSES:
Management fees	642,869
Distribution fees-Service Class	630,804
Shareholder servicing fees	81,058
Accounting and administration expenses	66,216
Professional fees	42,428
Reports and statements to shareholders	12,064
Trustees’ fees and expenses	8,176
Consulting fees	7,772
Custodian fees	7,589
Pricing fees	1,453
Other	6,652
1,507,081
Less:
Management fees waived	(13,975)
Expenses reimbursed	(177,506)
Total operating expenses	1,315,600
NET INVESTMENT INCOME	7,541,839
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	19,458,335
Sale of unaffiliated investments	812
Foreign currencies	(20,873)
Futures contracts	(9,741,849)
Net realized gain	9,696,425
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	44,165,496
Foreign currencies	1,466
Futures contracts	623,927
Net change in unrealized appreciation (depreciation)	44,790,889
NET REALIZED AND UNREALIZED GAIN	54,487,314
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,029,153
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,541,839	$8,301,837
Net realized gain	9,696,425	9,385,139
Net change in unrealized appreciation (depreciation)	44,790,889	(8,953,963)
Net increase in net assets resulting from operations	62,029,153	8,733,013
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(882,939)	(848,344)
Service Class	(6,794,495)	(7,285,439)
	(7,677,434)	(8,133,783)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,195,218	9,250,283
Service Class	8,916,375	10,913,006
Reinvestment of dividends and distributions:
Standard Class	882,939	848,344
Service Class	6,794,495	7,285,439
	26,789,027	28,297,072
Cost of shares redeemed:
Standard Class	(14,003,919)	(8,387,211)
Service Class	(73,519,060)	(47,650,088)
	(87,522,979)	(56,037,299)
Decrease in net assets derived from capital share transactions	(60,733,952)	(27,740,227)
NET DECREASE IN NET ASSETS	(6,382,233)	(27,140,997)
NET ASSETS:
Beginning of year	282,414,419	309,555,416
End of year	$276,032,186	$282,414,419
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-3

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.431	$9.474	$8.301	$10.434	$9.634
Income (loss) from investment operations:
Net investment income[1]	0.312	0.298	0.259	0.353	0.226
Net realized and unrealized gain (loss)	2.047	(0.036)	1.189	(2.114)	0.811
Total from investment operations	2.359	0.262	1.448	(1.761)	1.037
Less dividends and distributions from:
Net investment income	(0.351)	(0.305)	(0.275)	(0.372)	(0.237)
Total dividends and distributions	(0.351)	(0.305)	(0.275)	(0.372)	(0.237)
Net asset value, end of period	$11.439	$9.431	$9.474	$8.301	$10.434
Total return[2]	25.00%	2.78%	17.44%	(16.83% )	10.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,580	$27,381	$25,817	$22,837	$27,222
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	2.92%	2.99%	2.87%	4.02%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.85%	2.92%	2.80%	3.95%	2.11%
Portfolio turnover	4%	5%	4%	8%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-4

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.440	$9.481	$8.307	$10.440	$9.639
Income (loss) from investment operations:
Net investment income[1]	0.284	0.273	0.237	0.331	0.200
Net realized and unrealized gain (loss)	2.047	(0.035)	1.188	(2.114)	0.812
Total from investment operations	2.331	0.238	1.425	(1.783)	1.012
Less dividends and distributions from:
Net investment income	(0.321)	(0.279)	(0.251)	(0.350)	(0.211)
Total dividends and distributions	(0.321)	(0.279)	(0.251)	(0.350)	(0.211)
Net asset value, end of period	$11.450	$9.440	$9.481	$8.307	$10.440
Total return[2]	24.69%	2.52%	17.15%	(17.04% )	10.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246,452	$255,034	$283,738	$290,058	$365,175
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	2.67%	2.74%	2.62%	3.77%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.60%	2.67%	2.55%	3.70%	1.86%
Portfolio turnover	4%	5%	4%	8%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-5

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively,  the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Managed Volatility Fund-6

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$203,425	$182,973	$177,506	$563,904
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$23,194
Legal	3,836
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Managed Volatility Fund-7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,174 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,301
Management fees payable to LFI	52,856
Distribution fees payable to LFD	52,498
Printing and mailing fees payable to Lincoln Life	168
Shareholder servicing fees payable to Lincoln Life	6,813
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.22%@
International Equity Fund-95.22%@
✧✧LVIP SSGA International Index Fund	$269,102,864	$10,428,328	$80,321,557	$19,458,335	$44,165,496	$262,833,466	19,800,623	$8,304,841	$—

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$10,428,328
Sales	80,321,557
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$176,645,119
Aggregate unrealized appreciation of investments and derivatives	$98,449,837
Aggregate unrealized depreciation of investments and derivatives	(51,432)
Net unrealized appreciation of investments and derivatives	$98,398,405
LVIP SSGA International Managed Volatility Fund-8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$262,833,466	$—	$—	$262,833,466
Unaffiliated Investment Company	12,218,559	—	—	12,218,559
Total Investments	$275,052,025	$—	$—	$275,052,025
Derivatives:
Assets:
Futures Contracts	$236,457	$—	$—	$236,457
Liabilities:
Futures Contracts	$(48,326)	$—	$—	$(48,326)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$7,677,434	$8,133,783
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$59,738
Undistributed long-term capital gains	3,763,714
Net unrealized appreciation	98,398,405
Distributable earnings/(accumulated loss)	$102,221,857
LVIP SSGA International Managed Volatility Fund-9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2025, the Fund utilized $6,573,445 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	978,827	936,032
Service Class	856,187	1,103,746
Shares reinvested:
Standard Class	76,932	90,243
Service Class	591,484	774,128
	2,503,430	2,904,149
Shares redeemed:
Standard Class	(1,373,005)	(848,145)
Service Class	(6,939,842)	(4,790,061)
	(8,312,847)	(5,638,206)
Net decrease	(5,809,417)	(2,734,057)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP SSGA International Managed Volatility Fund-10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$159,147	Variation margin due to broker on futures contracts	$(8,865)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	77,310	Variation margin due to broker on futures contracts	(39,461)
Total		$236,457		$(48,326)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,140,391)	$302,443
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,601,458)	321,484
Total		$(9,741,849)	$623,927
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$22,990,725	$4,356,154
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA International Managed Volatility Fund-11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA International Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA International Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.27%
INVESTMENT COMPANY–96.27%
Equity Fund–96.27%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	25,009,934	$842,934,799
Total Affiliated Investment (Cost $378,766,555)		842,934,799

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.52%
INVESTMENT COMPANY–3.52%
Money Market Fund–3.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	30,877,409	$30,877,409
Total Unaffiliated Investment (Cost $30,877,409)		30,877,409

TOTAL INVESTMENTS–99.79% (Cost $409,643,964)	873,812,208
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,809,913
NET ASSETS APPLICABLE TO 49,486,945 SHARES OUTSTANDING–100.00%	$875,622,121

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	CME British Pound Currency Futures	$84,113	$83,234	3/16/26	$879	$—
1	CME Euro Foreign Exchange Currency Futures	147,250	146,087	3/16/26	1,163	—
1	CME Japanese Yen Currency Futures	80,231	81,040	3/16/26	—	(809)
					2,042	(809)
Equity Contracts:
86	CME E-mini S&P 500 Index Futures	29,637,750	29,632,200	3/20/26	5,550	—
11	CME E-mini S&P MidCap 400 Index Futures	3,657,720	3,713,273	3/20/26	—	(55,553)
1	Eurex EURO STOXX 50 Futures	68,643	67,670	3/20/26	973	—
					6,523	(55,553)
Total Futures Contracts					$8,565	$(56,362)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-1

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$842,934,799
Unaffiliated investments, at value	30,877,409
Cash collateral held at broker for futures contracts	2,371,521
Receivable for fund shares sold	353,053
Receivable for securities sold	190,114
Dividends and interest receivable	99,749
Expense reimbursement receivable from Lincoln Financial Investments Corporation	31,249
Prepaid expenses	3,239
TOTAL ASSETS	876,861,133
LIABILITIES:
Payable for fund shares redeemed	553,172
Due to manager and affiliates	379,135
Variation margin due to broker on futures contracts	266,274
Payable for audit fee	17,071
Payable for fund accounting fee	13,861
Other accrued expenses payable	9,499
TOTAL LIABILITIES	1,239,012
TOTAL NET ASSETS	$875,622,121
Affiliated investments, at cost	$378,766,555
Unaffiliated investments, at cost	30,877,409
Standard Class:
Net Assets	$35,836
Shares Outstanding	2,017
Net Asset Value Per Share	$17.762
Service Class:
Net Assets	$875,586,285
Shares Outstanding	49,484,928
Net Asset Value Per Share	$17.694
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$575,801,441
Distributable earnings/(accumulated loss)	299,820,680
TOTAL NET ASSETS	$875,622,121
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-2

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$8,222,641
Dividends from unaffiliated investments	1,582,723
9,805,364
EXPENSES:
Distribution fees-Service Class	2,189,760
Management fees	2,014,655
Shareholder servicing fees	254,022
Accounting and administration expenses	124,492
Professional fees	56,096
Trustees’ fees and expenses	25,564
Reports and statements to shareholders	20,580
Custodian fees	8,659
Consulting fees	8,219
Pricing fees	3,124
Other	15,504
4,720,675
Less:
Management fees waived	(43,797)
Expenses reimbursed	(341,072)
Total operating expenses	4,335,806
NET INVESTMENT INCOME	5,469,558
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	35,748,996
Distributions from affiliated investment companies	39,505,051
Futures contracts	(52,258,878)
Net realized gain	22,995,169
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	51,437,849
Foreign currencies	10
Futures contracts	1,659,009
Net change in unrealized appreciation (depreciation)	53,096,868
NET REALIZED AND UNREALIZED GAIN	76,092,037
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,561,595
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,469,558	$7,355,405
Net realized gain	22,995,169	105,854,158
Net change in unrealized appreciation (depreciation)	53,096,868	83,930,213
Net increase in net assets resulting from operations	81,561,595	197,139,776
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,967)	(1,419)
Service Class	(100,550,951)	(38,859,039)
	(100,554,918)	(38,860,458)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	51,600,194	24,715,157
Reinvestment of dividends and distributions:
Standard Class	3,967	1,419
Service Class	100,550,951	38,859,039
	152,155,112	63,575,615
Cost of shares redeemed:
Service Class	(166,904,314)	(189,462,560)
	(166,904,314)	(189,462,560)
Decrease in net assets derived from capital share transactions	(14,749,202)	(125,886,945)
NET INCREASE (DECREASE) IN NET ASSETS	(33,742,525)	32,392,373
NET ASSETS:
Beginning of year	909,364,646	876,972,273
End of year	$875,622,121	$909,364,646
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-3

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$18.268	$15.367	$14.628	$18.757	$16.325
Income (loss) from investment operations:
Net investment income[1]	0.157	0.184	0.216	0.187	0.173
Net realized and unrealized gain (loss)	1.535	3.537	3.158	(3.343)	4.298
Total from investment operations	1.692	3.721	3.374	(3.156)	4.471
Less dividends and distributions from:
Net investment income	(0.163)	(0.214)	(0.202)	(0.216)	(0.254)
Net realized gain	(2.035)	(0.606)	(2.433)	(0.757)	(1.785)
Total dividends and distributions	(2.198)	(0.820)	(2.635)	(0.973)	(2.039)
Net asset value, end of period	$17.762	$18.268	$15.367	$14.628	$18.757
Total return[2]	9.62%	24.38%	24.44%	(16.78% )	28.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36	$33	$26	$21	$25
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.29%	0.29%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	0.87%	1.05%	1.38%	1.13%	0.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	1.01%	1.33%	1.08%	0.90%
Portfolio turnover	8%	9%	9%	9%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-4

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$18.210	$15.321	$14.596	$18.718	$16.299
Income (loss) from investment operations:
Net investment income[1]	0.111	0.139	0.176	0.144	0.126
Net realized and unrealized gain (loss)	1.527	3.524	3.147	(3.333)	4.287
Total from investment operations	1.638	3.663	3.323	(3.189)	4.413
Less dividends and distributions from:
Net investment income	(0.119)	(0.168)	(0.165)	(0.176)	(0.209)
Net realized gain	(2.035)	(0.606)	(2.433)	(0.757)	(1.785)
Total dividends and distributions	(2.154)	(0.774)	(2.598)	(0.933)	(1.994)
Net asset value, end of period	$17.694	$18.210	$15.321	$14.596	$18.718
Total return[2]	9.35%	24.07%	24.13%	(17.00% )	27.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$875,586	$909,332	$876,946	$772,080	$962,155
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.54%	0.54%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	0.62%	0.80%	1.13%	0.88%	0.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.58%	0.76%	1.08%	0.83%	0.65%
Portfolio turnover	8%	9%	9%	9%	4%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-5

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in stocks that make up the S&P 500®Index. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Large Cap Managed Volatility Fund-6

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$339,047	$361,052	$341,072	$1,041,171
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$72,792
Legal	12,067
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Large Cap Managed Volatility Fund-7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,924 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$31,249
Management fees payable to LFI	169,230
Distribution fees payable to LFD	188,025
Printing and mailing fees payable to Lincoln Life	68
Shareholder servicing fees payable to Lincoln Life	21,812
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.27%@
Equity Fund-96.27%@
✧✧LVIP SSGA S&P 500 Index Fund	$864,380,729	$67,253,730	$175,886,505	$35,748,996	$51,437,849	$842,934,799	25,009,934	$8,222,641	$39,505,051

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$67,253,730
Sales	175,886,505
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$412,564,312
Aggregate unrealized appreciation of investments and derivatives	$461,260,771
Aggregate unrealized depreciation of investments and derivatives	(12,867)
Net unrealized appreciation of investments and derivatives	$461,247,904
LVIP SSGA Large Cap Managed Volatility Fund-8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$842,934,799	$—	$—	$842,934,799
Unaffiliated Investment Company	30,877,409	—	—	30,877,409
Total Investments	$873,812,208	$—	$—	$873,812,208
Derivatives:
Assets:
Futures Contracts	$8,565	$—	$—	$8,565
Liabilities:
Futures Contracts	$(56,362)	$—	$—	$(56,362)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.    The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$35,658,078	$16,147,797
Long-term capital gains	64,896,840	22,712,661
Total	$100,554,918	$38,860,458
LVIP SSGA Large Cap Managed Volatility Fund-9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$34,558,381
Undistributed long-term capital gains	37,502,858
Other temporary differences	(233,488,463)
Net unrealized appreciation	461,247,904
Distributable earnings/(accumulated loss)	$299,820,680
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	—	—
Service Class	2,971,264	1,434,858
Shares reinvested:
Standard Class	228	79
Service Class	5,816,516	2,178,902
	8,788,008	3,613,839
Shares redeemed:
Standard Class	—	—
Service Class	(9,238,255)	(10,917,439)
	(9,238,255)	(10,917,439)
Net decrease	(450,247)	(7,303,600)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP SSGA Large Cap Managed Volatility Fund-10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$6,523	Variation margin due to broker on futures contracts	$(55,553)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	2,042	Variation margin due to broker on futures contracts	(809)
Total		$8,565		$(56,362)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(52,258,878)	$1,657,776
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	—	1,233
Total		$(52,258,878)	$1,659,009
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$32,425,464	$32,353,065
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP SSGA Large Cap Managed Volatility Fund-11

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Large Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Large Cap Managed Volatility Fund–13

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.48%
Aerospace & Defense–3.47%
†AeroVironment, Inc.	9,605	$2,323,353
†ATI, Inc.	41,042	4,709,980
BWX Technologies, Inc.	27,546	4,761,051
Carpenter Technology Corp.	15,033	4,732,990
Curtiss-Wright Corp.	11,118	6,129,020
Hexcel Corp.	24,033	1,776,039
†Kratos Defense & Security Solutions, Inc.	50,941	3,866,931
Woodward, Inc.	18,104	5,473,201
		33,772,565
Air Freight & Logistics–0.19%
†GXO Logistics, Inc.	34,564	1,819,449
		1,819,449
Automobile Components–1.06%
Autoliv, Inc.	21,051	2,498,754
BorgWarner, Inc.	64,600	2,910,876
Gentex Corp.	66,031	1,536,541
†Goodyear Tire & Rubber Co.	86,835	760,675
Lear Corp.	15,652	1,793,719
Visteon Corp.	8,280	787,428
		10,287,993
Automobiles–0.24%
Harley-Davidson, Inc.	35,700	731,493
Thor Industries, Inc.	15,851	1,627,422
		2,358,915
Banks–6.53%
Associated Banc-Corp.	49,597	1,277,619
Bank OZK	31,966	1,471,075
Cadence Bank	56,257	2,410,050
Columbia Banking System, Inc.	90,282	2,523,382
Comerica, Inc.	38,517	3,348,283
Commerce Bancshares, Inc.	39,057	2,044,230
Cullen/Frost Bankers, Inc.	19,327	2,447,378
East West Bancorp, Inc.	41,539	4,668,568
First Financial Bankshares, Inc.	39,532	1,180,821
First Horizon Corp.	148,638	3,552,448
Flagstar Bank NA	90,833	1,143,587
FNB Corp.	108,126	1,848,955
Glacier Bancorp, Inc.	38,837	1,710,770
Hancock Whitney Corp.	25,229	1,606,583
Home BancShares, Inc.	55,140	1,531,789
International Bancshares Corp.	16,416	1,090,679
Old National Bancorp	104,971	2,341,903
Pinnacle Financial Partners, Inc.	23,103	2,204,257
Prosperity Bancshares, Inc.	28,639	1,979,241
Southstate Bank Corp.	30,324	2,853,792
Synovus Financial Corp.	42,137	2,108,957
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	13,780	$1,247,641
UMB Financial Corp.	21,567	2,481,068
United Bankshares, Inc.	42,298	1,624,243
Valley National Bancorp	144,727	1,690,411
Webster Financial Corp.	48,650	3,062,031
Western Alliance Bancorp	31,126	2,616,763
Wintrust Financial Corp.	20,225	2,827,859
Zions Bancorp NA	44,514	2,605,850
		63,500,233
Beverages–0.54%
†Boston Beer Co., Inc. Class A	2,301	448,994
†Celsius Holdings, Inc.	48,249	2,206,910
Coca-Cola Consolidated, Inc.	17,094	2,620,510
		5,276,414
Biotechnology–2.59%
†BioMarin Pharmaceutical, Inc.	57,990	3,446,346
†Cytokinetics, Inc.	36,324	2,308,027
†Exelixis, Inc.	80,922	3,546,811
†Halozyme Therapeutics, Inc.	35,508	2,389,688
†Neurocrine Biosciences, Inc.	30,109	4,270,360
†Roivant Sciences Ltd.	132,301	2,870,932
†United Therapeutics Corp.	13,009	6,338,635
		25,170,799
Broadline Retail–0.39%
Macy's, Inc.	81,032	1,786,756
†Ollie's Bargain Outlet Holdings, Inc.	18,510	2,028,881
		3,815,637
Building Products–1.86%
AAON, Inc.	20,430	1,557,788
Advanced Drainage Systems, Inc.	21,615	3,130,500
Carlisle Cos., Inc.	12,588	4,026,398
Fortune Brands Innovations, Inc.	36,270	1,814,225
Owens Corning	24,787	2,773,913
Simpson Manufacturing Co., Inc.	12,534	2,023,865
†Trex Co., Inc.	32,553	1,141,959
UFP Industries, Inc.	17,579	1,600,568
		18,069,216
Capital Markets–3.01%
Affiliated Managers Group, Inc.	8,492	2,448,074
Carlyle Group, Inc.	78,358	4,631,741
Evercore, Inc. Class A	11,677	3,973,099
Federated Hermes, Inc.	22,438	1,168,347
Hamilton Lane, Inc. Class A	12,281	1,649,461
LVIP SSGA Mid-Cap Index Fund-1

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Houlihan Lokey, Inc.	16,405	$2,857,587
Janus Henderson Group PLC	37,281	1,773,457
Jefferies Financial Group, Inc.	49,797	3,085,920
Morningstar, Inc.	7,226	1,570,282
SEI Investments Co.	28,122	2,306,567
Stifel Financial Corp.	30,717	3,846,383
		29,310,918
Chemicals–1.31%
Ashland, Inc.	13,875	814,046
Avient Corp.	27,789	868,129
†Axalta Coating Systems Ltd.	64,346	2,079,019
Cabot Corp.	16,151	1,070,488
NewMarket Corp.	2,355	1,618,497
Olin Corp.	34,454	717,677
RPM International, Inc.	38,671	4,021,784
Scotts Miracle-Gro Co.	13,496	787,492
Westlake Corp.	10,122	748,421
		12,725,553
Commercial Services & Supplies–1.56%
Brink's Co.	12,547	1,464,611
†Clean Harbors, Inc.	15,163	3,555,420
MSA Safety, Inc.	11,070	1,772,750
RB Global, Inc.	56,043	5,765,144
Tetra Tech, Inc.	78,870	2,645,300
		15,203,225
Communications Equipment–1.84%
†Ciena Corp.	42,585	9,959,354
†Lumentum Holdings, Inc.	21,389	7,883,771
		17,843,125
Construction & Engineering–2.28%
AECOM	40,007	3,813,867
†API Group Corp.	111,664	4,272,265
†Dycom Industries, Inc.	8,720	2,946,488
†Fluor Corp.	48,677	1,929,069
†MasTec, Inc.	18,511	4,023,736
†Sterling Infrastructure, Inc.	9,235	2,828,034
Valmont Industries, Inc.	5,952	2,394,609
		22,208,068
Construction Materials–0.33%
Eagle Materials, Inc.	9,651	1,994,668
†Knife River Corp.	17,202	1,210,161
		3,204,829
Consumer Finance–0.76%
Ally Financial, Inc.	84,632	3,832,983
FirstCash Holdings, Inc.	11,752	1,873,034
SLM Corp.	61,289	1,658,480
		7,364,497
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.67%
Albertsons Cos., Inc. Class A	119,366	$2,049,514
†BJ's Wholesale Club Holdings, Inc.	39,787	3,582,024
Casey's General Stores, Inc.	11,207	6,194,221
†Maplebear, Inc.	55,481	2,495,535
†Performance Food Group Co.	47,315	4,254,565
†Sprouts Farmers Market, Inc.	29,367	2,339,669
†U.S. Foods Holding Corp.	67,256	5,065,722
		25,981,250
Containers & Packaging–1.05%
AptarGroup, Inc.	19,800	2,414,808
Crown Holdings, Inc.	34,424	3,544,639
Graphic Packaging Holding Co.	89,033	1,340,837
Greif, Inc. Class A	7,932	536,996
Silgan Holdings, Inc.	26,458	1,068,110
Sonoco Products Co.	29,778	1,299,512
		10,204,902
Diversified Consumer Services–0.99%
†Duolingo, Inc.	12,050	2,114,775
Graham Holdings Co. Class B	1,021	1,121,671
†Grand Canyon Education, Inc.	8,321	1,383,865
H&R Block, Inc.	38,142	1,662,228
Service Corp. International	42,273	3,296,026
		9,578,565
Diversified REITs–0.44%
WP Carey, Inc.	66,179	4,259,280
		4,259,280
Diversified Telecommunication Services–0.30%
†Frontier Communications Parent, Inc.	75,588	2,877,635
		2,877,635
Electric Utilities–0.83%
IDACORP, Inc.	16,303	2,063,308
OGE Energy Corp.	60,838	2,597,783
Portland General Electric Co.	33,960	1,629,740
TXNM Energy, Inc.	29,591	1,742,318
		8,033,149
Electrical Equipment–1.86%
Acuity, Inc.	9,172	3,302,287
EnerSys	11,174	1,639,785
†Nextpower, Inc. Class A	44,799	3,902,441
nVent Electric PLC	48,659	4,961,758
Regal Rexnord Corp.	20,049	2,813,276
Sensata Technologies Holding PLC	43,981	1,464,127
		18,083,674
LVIP SSGA Mid-Cap Index Fund-2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–3.70%
†Arrow Electronics, Inc.	15,535	$1,711,646
Avnet, Inc.	24,557	1,180,700
Belden, Inc.	11,827	1,378,437
Cognex Corp.	50,569	1,819,473
†Coherent Corp.	47,387	8,746,219
Crane NXT Co.	14,990	705,579
†Fabrinet	10,797	4,915,658
†Flex Ltd.	111,638	6,745,168
†IPG Photonics Corp.	7,690	550,604
Littelfuse, Inc.	7,523	1,902,717
†Novanta, Inc.	10,821	1,287,591
TD SYNNEX Corp.	22,882	3,437,563
Vontier Corp.	43,834	1,629,748
		36,011,103
Energy Equipment & Services–1.01%
NOV, Inc.	110,036	1,719,862
TechnipFMC PLC	122,073	5,439,573
†Valaris Ltd.	19,505	983,052
Weatherford International PLC	21,607	1,690,964
		9,833,451
Entertainment–0.14%
Warner Music Group Corp. Class A	44,044	1,350,829
		1,350,829
Financial Services–1.67%
Corebridge Financial, Inc.	80,657	2,433,422
Equitable Holdings, Inc.	86,431	4,118,437
Essent Group Ltd.	29,212	1,899,072
†Euronet Worldwide, Inc.	11,765	895,434
MGIC Investment Corp.	67,480	1,971,766
†Shift4 Payments, Inc. Class A	20,428	1,286,351
Voya Financial, Inc.	28,670	2,135,628
†WEX, Inc.	10,302	1,534,792
		16,274,902
Food Products–0.77%
†Darling Ingredients, Inc.	47,757	1,719,252
Flowers Foods, Inc.	64,095	697,354
Ingredion, Inc.	19,184	2,115,228
Marzetti Co.	6,093	1,001,811
Pilgrim's Pride Corp.	12,980	506,090
†Post Holdings, Inc.	14,431	1,429,390
		7,469,125
Gas Utilities–1.07%
National Fuel Gas Co.	27,232	2,180,194
New Jersey Resources Corp.	30,326	1,398,635
ONE Gas, Inc.	18,114	1,399,307
Southwest Gas Holdings, Inc.	19,447	1,556,149
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Spire, Inc.	17,820	$1,473,714
UGI Corp.	64,845	2,427,148
		10,435,147
Ground Transportation–1.49%
†Avis Budget Group, Inc.	5,128	658,025
Knight-Swift Transportation Holdings, Inc.	48,970	2,560,152
Landstar System, Inc.	10,320	1,482,984
Ryder System, Inc.	12,183	2,331,704
†Saia, Inc.	8,046	2,627,180
†XPO, Inc.	35,449	4,817,873
		14,477,918
Health Care Equipment & Supplies–1.40%
Dentsply Sirona, Inc.	60,558	692,178
†Envista Holdings Corp.	49,648	1,077,858
†Globus Medical, Inc. Class A	33,590	2,932,743
†Haemonetics Corp.	14,125	1,132,119
†Lantheus Holdings, Inc.	20,041	1,333,728
†LivaNova PLC	16,575	1,019,860
†Masimo Corp.	13,818	1,797,169
†Penumbra, Inc.	11,799	3,668,427
		13,654,082
Health Care Providers & Services–1.98%
Chemed Corp.	4,264	1,824,395
Encompass Health Corp.	30,377	3,224,215
Ensign Group, Inc.	17,391	3,029,512
†HealthEquity, Inc.	26,051	2,386,532
†Hims & Hers Health, Inc.	62,766	2,038,012
†Option Care Health, Inc.	47,868	1,525,075
†Tenet Healthcare Corp.	26,521	5,270,253
		19,297,994
Health Care REITs–0.74%
Healthcare Realty Trust, Inc.	106,158	1,799,378
Omega Healthcare Investors, Inc.	89,154	3,953,089
Sabra Health Care REIT, Inc.	75,294	1,426,068
		7,178,535
Health Care Technology–0.19%
†Doximity, Inc. Class A	41,407	1,833,502
		1,833,502
Hotel & Resort REITs–0.07%
Park Hotels & Resorts, Inc.	60,688	634,796
		634,796
Hotels, Restaurants & Leisure–2.52%
Aramark	79,294	2,922,777
Boyd Gaming Corp.	17,413	1,484,284
†Cava Group, Inc.	30,072	1,764,926
LVIP SSGA Mid-Cap Index Fund-3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	6,274	$597,661
Churchill Downs, Inc.	20,023	2,278,217
†Hilton Grand Vacations, Inc.	18,025	806,619
Hyatt Hotels Corp. Class A	12,652	2,028,369
†Planet Fitness, Inc. Class A	25,075	2,719,885
Texas Roadhouse, Inc.	19,973	3,315,518
Travel & Leisure Co.	19,408	1,368,846
Vail Resorts, Inc.	10,878	1,444,598
Wingstop, Inc.	8,397	2,002,601
Wyndham Hotels & Resorts, Inc.	22,779	1,721,181
		24,455,482
Household Durables–1.77%
KB Home	19,558	1,103,267
Somnigroup International, Inc.	63,316	5,652,853
†Taylor Morrison Home Corp.	29,506	1,737,018
Toll Brothers, Inc.	29,105	3,935,578
†TopBuild Corp.	8,413	3,509,819
Whirlpool Corp.	16,968	1,224,072
		17,162,607
Independent Power and Renewable Electricity Producers–0.74%
Ormat Technologies, Inc.	18,334	2,025,357
†Talen Energy Corp.	13,789	5,168,669
		7,194,026
Industrial REITs–1.02%
EastGroup Properties, Inc.	16,068	2,862,354
First Industrial Realty Trust, Inc.	39,994	2,290,456
Rexford Industrial Realty, Inc.	70,082	2,713,575
STAG Industrial, Inc.	56,376	2,072,382
		9,938,767
Insurance–3.99%
American Financial Group, Inc.	20,912	2,858,252
†Brighthouse Financial, Inc.	17,350	1,124,107
CNO Financial Group, Inc.	28,826	1,224,240
Fidelity National Financial, Inc.	76,938	4,200,045
First American Financial Corp.	30,704	1,886,454
Hanover Insurance Group, Inc.	10,759	1,966,422
Kemper Corp.	17,647	715,409
Kinsale Capital Group, Inc.	6,680	2,612,682
Old Republic International Corp.	68,694	3,135,194
Primerica, Inc.	9,633	2,488,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	19,864	$4,041,530
RenaissanceRe Holdings Ltd.	13,888	3,904,750
RLI Corp.	27,677	1,770,775
Ryan Specialty Holdings, Inc.	34,205	1,766,004
Selective Insurance Group, Inc.	18,272	1,528,818
Unum Group	46,466	3,601,115
		38,824,579
Interactive Media & Services–0.57%
†Pinterest, Inc. Class A	179,800	4,655,022
†ZoomInfo Technologies, Inc.	82,720	841,262
		5,496,284
IT Services–1.37%
†ASGN, Inc.	12,896	621,200
†Kyndryl Holdings, Inc.	68,969	1,831,817
†Okta, Inc.	50,746	4,388,006
†Twilio, Inc. Class A	45,778	6,511,463
		13,352,486
Leisure Products–0.55%
Brunswick Corp.	19,633	1,457,554
†Mattel, Inc.	93,811	1,861,210
Polaris, Inc.	16,215	1,025,599
†YETI Holdings, Inc.	23,457	1,036,096
		5,380,459
Life Sciences Tools & Services–1.97%
†Avantor, Inc.	205,756	2,357,964
†Bio-Rad Laboratories, Inc. Class A	5,501	1,666,748
Bruker Corp.	33,622	1,583,932
†Illumina, Inc.	46,159	6,054,215
†Medpace Holdings, Inc.	6,697	3,761,370
†Repligen Corp.	15,954	2,614,222
†Sotera Health Co.	62,947	1,110,385
		19,148,836
Machinery–5.45%
AGCO Corp.	18,699	1,950,680
†Chart Industries, Inc.	13,313	2,745,540
CNH Industrial NV	267,096	2,462,625
Crane Co.	14,749	2,720,158
Donaldson Co., Inc.	34,972	3,100,618
Esab Corp.	17,221	1,923,930
Flowserve Corp.	38,402	2,664,331
Graco, Inc.	50,000	4,098,500
ITT, Inc.	25,679	4,455,563
Lincoln Electric Holdings, Inc.	16,613	3,981,139
†Middleby Corp.	13,955	2,074,690
Mueller Industries, Inc.	33,506	3,846,489
Oshkosh Corp.	19,129	2,403,176
LVIP SSGA Mid-Cap Index Fund-4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†RBC Bearings, Inc.	9,501	$4,260,533
†SPX Technologies, Inc.	15,000	3,000,900
Terex Corp.	19,914	1,063,009
Timken Co.	19,137	1,609,996
Toro Co.	29,558	2,326,806
Watts Water Technologies, Inc. Class A	8,282	2,285,998
		52,974,681
Marine Transportation–0.18%
†Kirby Corp.	16,339	1,800,231
		1,800,231
Media–0.98%
†EchoStar Corp. Class A	40,623	4,415,720
New York Times Co. Class A	48,790	3,387,002
Nexstar Media Group, Inc.	8,606	1,747,448
		9,550,170
Metals & Mining–2.54%
Alcoa Corp.	78,199	4,155,495
†Cleveland-Cliffs, Inc.	171,943	2,283,403
Commercial Metals Co.	33,479	2,317,416
Hecla Mining Co.	202,200	3,880,218
†MP Materials Corp.	40,665	2,054,396
Reliance, Inc.	15,766	4,554,325
Royal Gold, Inc.	24,421	5,428,544
		24,673,797
Mortgage Real Estate Investment Trusts (REITs)–0.67%
Annaly Capital Management, Inc.	206,116	4,608,754
Starwood Property Trust, Inc.	104,766	1,886,835
		6,495,589
Multi-Utilities–0.29%
Black Hills Corp.	22,816	1,583,887
Northwestern Energy Group, Inc.	18,637	1,202,832
		2,786,719
Office REITs–0.53%
COPT Defense Properties	34,209	951,010
Cousins Properties, Inc.	50,709	1,307,278
Kilroy Realty Corp.	33,038	1,234,630
Vornado Realty Trust	48,705	1,620,903
		5,113,821
Oil, Gas & Consumable Fuels–2.91%
Antero Midstream Corp.	100,581	1,789,336
†Antero Resources Corp.	88,493	3,049,469
Chord Energy Corp.	17,182	1,592,771
Civitas Resources, Inc.	23,216	628,921
†CNX Resources Corp.	40,731	1,497,679
DT Midstream, Inc.	30,641	3,667,115
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	47,174	$2,173,778
Matador Resources Co.	35,225	1,494,949
Murphy Oil Corp.	40,730	1,272,813
Ovintiv, Inc.	76,429	2,995,253
PBF Energy, Inc. Class A	24,937	676,291
Permian Resources Corp.	209,569	2,940,253
Range Resources Corp.	71,508	2,521,372
Viper Energy, Inc. Class A	50,818	1,963,099
		28,263,099
Paper & Forest Products–0.16%
Louisiana-Pacific Corp.	19,133	1,545,181
		1,545,181
Passenger Airlines–0.49%
†Alaska Air Group, Inc.	35,005	1,760,751
†American Airlines Group, Inc.	199,205	3,053,813
		4,814,564
Personal Care Products–0.28%
†BellRing Brands, Inc.	38,244	1,022,262
†Coty, Inc. Class A	111,217	342,549
†elf Beauty, Inc.	18,007	1,369,252
		2,734,063
Pharmaceuticals–0.67%
†Elanco Animal Health, Inc.	149,919	3,392,667
†Jazz Pharmaceuticals PLC	18,314	3,113,380
		6,506,047
Professional Services–2.92%
Booz Allen Hamilton Holding Corp.	36,600	3,087,576
†CACI International, Inc. Class A	6,676	3,557,039
Concentrix Corp.	13,345	554,885
†ExlService Holdings, Inc.	47,931	2,034,192
Exponent, Inc.	15,031	1,044,053
†FTI Consulting, Inc.	9,137	1,560,874
Genpact Ltd.	48,400	2,264,152
KBR, Inc.	38,313	1,540,183
Maximus, Inc.	17,012	1,468,476
†Parsons Corp.	16,075	993,435
†Paylocity Holding Corp.	13,264	2,022,760
Science Applications International Corp.	13,929	1,402,093
TransUnion	58,636	5,028,037
UL Solutions, Inc. Class A	22,700	1,790,122
		28,347,877
Real Estate Management & Development–0.49%
†Jones Lang LaSalle, Inc.	14,224	4,785,949
		4,785,949
LVIP SSGA Mid-Cap Index Fund-5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.82%
American Homes 4 Rent Class A	98,416	$3,159,154
Equity LifeStyle Properties, Inc.	58,529	3,547,443
Independence Realty Trust, Inc.	72,061	1,259,626
		7,966,223
Retail REITs–0.90%
Agree Realty Corp.	34,636	2,494,831
Brixmor Property Group, Inc.	92,423	2,423,331
Kite Realty Group Trust	65,343	1,566,272
NNN REIT, Inc.	57,309	2,271,156
		8,755,590
Semiconductors & Semiconductor Equipment–2.74%
†Allegro MicroSystems, Inc.	37,636	992,838
Amkor Technology, Inc.	34,329	1,355,309
†Cirrus Logic, Inc.	15,383	1,822,886
Entegris, Inc.	45,721	3,851,994
†Lattice Semiconductor Corp.	41,258	3,035,764
†MACOM Technology Solutions Holdings, Inc.	19,342	3,312,898
MKS, Inc.	20,288	3,242,022
†Onto Innovation, Inc.	14,776	2,332,539
†Rambus, Inc.	32,462	2,982,933
†Silicon Laboratories, Inc.	9,962	1,302,033
†Synaptics, Inc.	11,701	866,108
Universal Display Corp.	13,320	1,555,510
		26,652,834
Software–3.67%
†Appfolio, Inc. Class A	6,943	1,615,289
Bentley Systems, Inc. Class B	44,922	1,714,448
†Bill Holdings, Inc.	26,936	1,469,089
†Blackbaud, Inc.	11,093	702,409
†Commvault Systems, Inc.	13,297	1,666,912
†Docusign, Inc.	60,741	4,154,684
Dolby Laboratories, Inc. Class A	18,574	1,192,822
†Dropbox, Inc. Class A	52,685	1,464,643
†Dynatrace, Inc.	91,029	3,945,197
†Guidewire Software, Inc.	25,659	5,157,716
†Manhattan Associates, Inc.	18,157	3,146,790
†Nutanix, Inc. Class A	81,781	4,227,260
Pegasystems, Inc.	27,645	1,650,959
†Qualys, Inc.	10,858	1,443,028
†UiPath, Inc. Class A	127,100	2,083,169
		35,634,415
Specialized REITs–1.36%
CubeSmart	68,825	2,481,141
EPR Properties	23,107	1,153,039
Gaming & Leisure Properties, Inc.	85,413	3,817,107
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Lamar Advertising Co. Class A	26,250	$3,322,725
National Storage Affiliates Trust	21,432	604,597
PotlatchDeltic Corp.	21,585	858,651
Rayonier, Inc.	45,149	977,476
		13,214,736
Specialty Retail–3.40%
†Abercrombie & Fitch Co. Class A	14,163	1,782,697
†AutoNation, Inc.	8,285	1,710,687
Bath & Body Works, Inc.	62,239	1,249,759
†Burlington Stores, Inc.	18,796	5,429,225
†Chewy, Inc. Class A	67,666	2,236,361
Dick's Sporting Goods, Inc.	19,958	3,951,085
†Five Below, Inc.	16,614	3,129,413
†Floor & Decor Holdings, Inc. Class A	32,492	1,978,438
†GameStop Corp. Class A	124,335	2,496,647
Gap, Inc.	68,284	1,748,070
Lithia Motors, Inc.	7,302	2,426,674
Murphy USA, Inc.	5,129	2,069,654
Penske Automotive Group, Inc.	5,567	881,200
†RH	4,663	835,377
†Valvoline, Inc.	38,588	1,121,367
		33,046,654
Technology Hardware, Storage & Peripherals–0.65%
†Pure Storage, Inc. Class A	94,256	6,316,095
		6,316,095
Textiles, Apparel & Luxury Goods–0.56%
†Capri Holdings Ltd.	36,140	881,816
Columbia Sportswear Co.	7,615	419,510
†Crocs, Inc.	15,680	1,340,954
PVH Corp.	14,594	978,090
VF Corp.	99,087	1,791,493
		5,411,863
Trading Companies & Distributors–1.65%
Applied Industrial Technologies, Inc.	11,402	2,927,691
†Core & Main, Inc. Class A	57,574	2,992,121
GATX Corp.	10,807	1,832,867
MSC Industrial Direct Co., Inc. Class A	13,859	1,165,542
Watsco, Inc.	10,556	3,556,844
WESCO International, Inc.	14,673	3,589,603
		16,064,668
LVIP SSGA Mid-Cap Index Fund-6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.34%
Essential Utilities, Inc.	85,142	$3,266,047
		3,266,047
Total Common Stock (Cost $628,081,260)		967,075,714

MONEY MARKET FUND–0.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	5,935,498	5,935,498
Total Money Market Fund (Cost $5,935,498)		5,935,498

TOTAL INVESTMENTS–100.09% (Cost $634,016,758)	973,011,212
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(857,905)
NET ASSETS APPLICABLE TO 75,534,124 SHARES OUTSTANDING–100.00%	$972,153,307
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($700,282,727 / 54,333,231 Shares)	$12.889
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($271,870,580 / 21,200,893 Shares)	$12.824
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$609,175,467
Distributable earnings/(accumulated loss)	362,977,840
TOTAL NET ASSETS	$972,153,307

†Non-income producing.

★Includes $391,303 cash collateral held at broker for futures contracts, $2,083,487 payable for securities purchased, $836,418 payable for fund shares redeemed, $56,464 other accrued expenses payable, $304,945 due to manager and affiliates, $6,494 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $26,592 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
17	CME E-mini S&P MidCap 400 Index Futures	$5,652,840	$5,678,577	3/20/26	$—	$(25,737)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

LVIP SSGA Mid-Cap Index Fund-7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-8

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$13,805,282
Foreign taxes withheld	(10,312)
13,794,970
EXPENSES:
Management fees	2,492,511
Distribution fees-Service Class	613,151
Shareholder servicing fees	267,714
Index fees	186,500
Accounting and administration expenses	167,618
Professional fees	63,016
Trustees’ fees and expenses	26,592
Reports and statements to shareholders	17,816
Custodian fees	12,385
Consulting fees	8,608
Pricing fees	6,474
Other	28,834
3,891,219
Less:
Management fees waived	(46,157)
Total operating expenses	3,845,062
NET INVESTMENT INCOME	9,949,908
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	40,658,836
Futures contracts	(536,882)
Net realized gain	40,121,954
Net change in unrealized appreciation (depreciation) of:
Investments	12,551,649
Futures contracts	88,353
Net change in unrealized appreciation (depreciation)	12,640,002
NET REALIZED AND UNREALIZED GAIN	52,761,956
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,711,864
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,949,908	$10,122,647
Net realized gain	40,121,954	77,373,925
Net change in unrealized appreciation (depreciation)	12,640,002	31,148,504
Net increase in net assets resulting from operations	62,711,864	118,645,076
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(54,563,809)	(47,928,657)
Service Class	(19,995,081)	(14,542,521)
	(74,558,890)	(62,471,178)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	110,676,523	60,707,706
Service Class	63,872,562	43,624,525
Reinvestment of dividends and distributions:
Standard Class	54,563,809	47,928,657
Service Class	19,995,081	14,542,521
	249,107,975	166,803,409
Cost of shares redeemed:
Standard Class	(139,990,036)	(189,312,053)
Service Class	(36,013,389)	(29,667,063)
	(176,003,425)	(218,979,116)
Increase (decrease) in net assets derived from capital share transactions	73,104,550	(52,175,707)
NET INCREASE IN NET ASSETS	61,257,524	3,998,191
NET ASSETS:
Beginning of year	910,895,783	906,897,592
End of year	$972,153,307	$910,895,783
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-9

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.039	$12.282	$11.406	$15.167	$12.763
Income (loss) from investment operations:
Net investment income[1]	0.148	0.151	0.149	0.154	0.129
Net realized and unrealized gain (loss)	0.764	1.519	1.607	(2.279)	2.952
Total from investment operations	0.912	1.670	1.756	(2.125)	3.081
Less dividends and distributions from:
Net investment income	(0.147)	(0.164)	(0.163)	(0.173)	(0.165)
Net realized gain	(0.915)	(0.749)	(0.717)	(1.463)	(0.512)
Total dividends and distributions	(1.062)	(0.913)	(0.880)	(1.636)	(0.677)
Net asset value, end of period	$12.889	$13.039	$12.282	$11.406	$15.167
Total return[2]	7.13%	13.55%	16.05%	(13.40% )	24.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$700,282	$684,477	$719,984	$694,216	$916,248
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.36%	0.36%	0.36%	0.35%
Ratio of net investment income to average net assets	1.14%	1.15%	1.26%	1.19%	0.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	1.14%	1.25%	1.18%	0.87%
Portfolio turnover	19%	19%	22%	14%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-10

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.983	$12.236	$11.371	$15.129	$12.736
Income (loss) from investment operations:
Net investment income[1]	0.115	0.118	0.119	0.121	0.092
Net realized and unrealized gain (loss)	0.759	1.511	1.598	(2.273)	2.945
Total from investment operations	0.874	1.629	1.717	(2.152)	3.037
Less dividends and distributions from:
Net investment income	(0.118)	(0.133)	(0.135)	(0.143)	(0.132)
Net realized gain	(0.915)	(0.749)	(0.717)	(1.463)	(0.512)
Total dividends and distributions	(1.033)	(0.882)	(0.852)	(1.606)	(0.644)
Net asset value, end of period	$12.824	$12.983	$12.236	$11.371	$15.129
Total return[2]	6.87%	13.27%	15.75%	(13.61% )	24.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,871	$226,419	$186,913	$153,978	$184,667
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income to average net assets	0.89%	0.90%	1.01%	0.94%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.88%	0.89%	1.00%	0.93%	0.62%
Portfolio turnover	19%	19%	22%	14%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-11

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund-12

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$75,988
Legal	12,628
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,505 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Mid-Cap Index Fund-13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$222,342
Distribution fees payable to LFD	58,271
Shareholder servicing fees payable to Lincoln Life	24,332
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$178,563,874
Sales	170,792,279
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$649,415,184
Aggregate unrealized appreciation of investments and derivatives	$367,413,303
Aggregate unrealized depreciation of investments and derivatives	(43,817,278)
Net unrealized appreciation of investments and derivatives	$323,596,025
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund-14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$967,075,714	$—	$—	$967,075,714
Money Market Fund	5,935,498	—	—	5,935,498
Total Investments	$973,011,212	$—	$—	$973,011,212
Derivatives:

Liabilities:
Futures Contract	$(25,737)	$—	$—	$(25,737)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$14,332,265	$23,867,637
Long-term capital gains	60,226,625	38,603,541
Total	$74,558,890	$62,471,178
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$39,381,814
Other temporary differences	1
Net unrealized appreciation	323,596,025
Distributable earnings/(accumulated loss)	$362,977,840
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund-15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	8,582,772	4,609,205
Service Class	4,989,361	3,315,885
Shares reinvested:
Standard Class	4,262,019	3,593,385
Service Class	1,571,985	1,096,235
	19,406,137	12,614,710
Shares redeemed:
Standard Class	(11,007,492)	(14,329,715)
Service Class	(2,800,653)	(2,247,080)
	(13,808,145)	(16,576,795)
Net increase (decrease)	5,597,992	(3,962,085)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(25,737)
LVIP SSGA Mid-Cap Index Fund-16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(536,882)	$88,353
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$7,129,802	$—
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund-17

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Mid-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Mid-Cap Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Mid-Cap Index Fund–18

LVIP SSGA Nasdaq-100 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.28%
Aerospace & Defense–0.24%
†Axon Enterprise, Inc.	638	$362,339
		362,339
Automobiles–3.91%
†Tesla, Inc.	13,009	5,850,407
		5,850,407
Beverages–1.90%
Coca-Cola Europacific Partners PLC	3,707	336,225
Keurig Dr. Pepper, Inc.	10,991	307,858
†Monster Beverage Corp.	7,941	608,836
PepsiCo, Inc.	11,105	1,593,790
		2,846,709
Biotechnology–3.32%
†Alnylam Pharmaceuticals, Inc.	1,069	425,088
Amgen, Inc.	4,373	1,431,326
Gilead Sciences, Inc.	10,077	1,236,851
†Insmed, Inc.	1,725	300,219
Regeneron Pharmaceuticals, Inc.	839	647,599
†Vertex Pharmaceuticals, Inc.	2,061	934,375
		4,975,458
Broadline Retail–5.81%
†Amazon.com, Inc.	31,437	7,256,289
†MercadoLibre, Inc.	412	829,875
†PDD Holdings, Inc. ADR	5,429	615,594
		8,701,758
Chemicals–1.08%
Linde PLC	3,792	1,616,871
		1,616,871
Commercial Services & Supplies–0.61%
Cintas Corp.	3,266	614,236
†Copart, Inc.	7,831	306,584
		920,820
Communications Equipment–1.65%
Cisco Systems, Inc.	32,083	2,471,354
		2,471,354
Construction & Engineering–0.26%
Ferrovial SE	5,936	383,525
		383,525
Consumer Staples Distribution & Retail–2.07%
Costco Wholesale Corp.	3,598	3,102,699
		3,102,699
Electric Utilities–1.41%
American Electric Power Co., Inc.	4,342	500,676
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Constellation Energy Corp.	2,537	$896,246
Exelon Corp.	8,173	356,261
Xcel Energy, Inc.	4,786	353,494
		2,106,677
Energy Equipment & Services–0.24%
Baker Hughes Co.	7,983	363,546
		363,546
Entertainment–3.07%
Electronic Arts, Inc.	2,023	413,359
†Netflix, Inc.	34,405	3,225,813
†Take-Two Interactive Software, Inc.	1,495	382,765
†Warner Bros Discovery, Inc.	20,141	580,464
		4,602,401
Financial Services–0.30%
PayPal Holdings, Inc.	7,570	441,937
		441,937
Food Products–0.53%
Kraft Heinz Co.	9,576	232,218
Mondelez International, Inc. Class A	10,488	564,569
		796,787
Ground Transportation–0.54%
CSX Corp.	15,136	548,680
Old Dominion Freight Line, Inc.	1,692	265,306
		813,986
Health Care Equipment & Supplies–1.72%
†Dexcom, Inc.	3,155	209,397
GE HealthCare Technologies, Inc.	3,685	302,244
†IDEXX Laboratories, Inc.	646	437,038
†Intuitive Surgical, Inc.	2,879	1,630,551
		2,579,230
Hotels, Restaurants & Leisure–2.72%
†Airbnb, Inc. Class A	3,441	467,013
Booking Holdings, Inc.	262	1,403,097
†DoorDash, Inc. Class A	3,302	747,837
Marriott International, Inc. Class A	2,181	676,633
Starbucks Corp.	9,239	778,016
		4,072,596
Industrial Conglomerates–0.67%
Honeywell International, Inc.	5,158	1,006,274
		1,006,274
LVIP SSGA Nasdaq-100 Index Fund-1

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–10.71%
Alphabet, Inc. Class A	33,011	$10,345,164
Meta Platforms, Inc. Class A	8,637	5,701,197
		16,046,361
IT Services–1.28%
Cognizant Technology Solutions Corp. Class A	3,905	324,115
†Shopify, Inc. Class A	9,929	1,598,271
		1,922,386
Machinery–0.31%
PACCAR, Inc.	4,270	467,608
		467,608
Media–0.74%
†Charter Communications, Inc. Class A	1,047	218,561
Comcast Corp. Class A	29,528	882,592
		1,101,153
Oil, Gas & Consumable Fuels–0.23%
Diamondback Energy, Inc.	2,318	348,465
		348,465
Pharmaceuticals–0.29%
AstraZeneca PLC ADR	4,722	434,093
		434,093
Professional Services–1.27%
Automatic Data Processing, Inc.	3,286	845,258
Paychex, Inc.	2,912	326,668
Thomson Reuters Corp.	3,617	477,046
Verisk Analytics, Inc.	1,128	252,322
		1,901,294
Real Estate Management & Development–0.15%
†CoStar Group, Inc.	3,429	230,566
		230,566
Semiconductors & Semiconductor Equipment–24.10%
†Advanced Micro Devices, Inc.	13,219	2,830,981
Analog Devices, Inc.	3,978	1,078,834
Applied Materials, Inc.	6,470	1,662,725
†ARM Holdings PLC ADR	1,119	122,318
ASML Holding NV.	713	762,810
Broadcom, Inc.	13,888	4,806,637
†Intel Corp.	38,741	1,429,543
KLA Corp.	1,067	1,296,490
Lam Research Corp.	10,200	1,746,036
Marvell Technology, Inc.	7,007	595,455
Microchip Technology, Inc.	4,372	278,584
Micron Technology, Inc.	9,138	2,608,076
Monolithic Power Systems, Inc.	388	351,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	71,456	$13,326,544
NXP Semiconductors NV	2,046	444,105
QUALCOMM, Inc.	8,698	1,487,793
Texas Instruments, Inc.	7,380	1,280,356
		36,108,955
Software–16.41%
†Adobe, Inc.	3,400	1,189,966
†AppLovin Corp. Class A	2,498	1,683,202
†Atlassian Corp. Class A	1,359	220,348
†Autodesk, Inc.	1,723	510,025
†Cadence Design Systems, Inc.	2,212	691,427
†Crowdstrike Holdings, Inc. Class A	2,039	955,802
†Datadog, Inc. Class A	2,633	358,062
†Fortinet, Inc.	6,046	480,113
Intuit, Inc.	2,260	1,497,069
Microsoft Corp.	21,856	10,569,999
†Palantir Technologies, Inc. Class A	18,547	3,296,729
†Palo Alto Networks, Inc.	5,662	1,042,940
Roper Technologies, Inc.	871	387,708
†Strategy, Inc. Class A	2,166	329,124
†Synopsys, Inc.	1,509	708,808
†Workday, Inc. Class A	1,723	370,066
†Zscaler, Inc.	1,290	290,147
		24,581,535
Specialty Retail–0.74%
†O'Reilly Automotive, Inc.	6,860	625,701
Ross Stores, Inc.	2,644	476,290
		1,101,991
Technology Hardware, Storage & Peripherals–8.52%
Apple, Inc.	43,451	11,812,589
Seagate Technology Holdings PLC	1,736	478,077
Western Digital Corp.	2,780	478,911
		12,769,577
Trading Companies & Distributors–0.25%
Fastenal Co.	9,288	372,727
		372,727
Wireless Telecommunication Services–1.23%
T-Mobile U.S., Inc.	9,083	1,844,212
		1,844,212
Total Common Stock (Cost $80,305,545)		147,246,297

LVIP SSGA Nasdaq-100 Index Fund-2

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	2,537,129	$2,537,129
Total Money Market Fund (Cost $2,537,129)		2,537,129

TOTAL INVESTMENTS–99.97% (Cost $82,842,674)	$149,783,426
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	44,646
NET ASSETS APPLICABLE TO 8,756,731 SHARES OUTSTANDING–100.00%	$149,828,072
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND STANDARD CLASS ($85,925,252 / 5,016,114 Shares)	$17.130
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND SERVICE CLASS ($63,902,820 / 3,740,617 Shares)	$17.084
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$82,827,068
Distributable earnings/(accumulated loss)	67,001,004
TOTAL NET ASSETS	$149,828,072

†Non-income producing.

★Includes $171,184 cash collateral held at broker for futures contracts, $4,512 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $32,491 payable for fund shares redeemed, $4,624 other accrued expenses payable, $53,836 due to manager and affiliates, $47,970 variation margin due to broker on futures contracts, $17,071 payable for audit fee, $11,202 payable for fund accounting fee and $13,988 payable for licensing fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
2	CME E-mini NASDAQ 100 Index Futures	$1,018,270	$1,018,667	3/20/26	$—	$(397)
31	Micro E-mini NASDAQ-100 Futures	1,578,318	1,586,019	3/20/26	—	(7,701)
Total Futures Contracts					$—	$(8,098)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-3

LVIP SSGA Nasdaq-100 Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$1,006,935
Foreign taxes withheld	(2,589)
1,004,346
EXPENSES:
Management fees	389,689
Distribution fees-Service Class	126,283
Index fees	53,494
Accounting and administration expenses	44,316
Professional fees	40,061
Shareholder servicing fees	38,969
Custodian fees	5,542
Reports and statements to shareholders	4,545
Consulting fees	4,046
Trustees’ fees and expenses	3,791
Pricing fees	1,318
Other	6,405
718,459
Less:
Expenses reimbursed	(4,512)
Plus:
Recoupment of prior expenses reduced by the Advisor	12,640
Total operating expenses	726,587
NET INVESTMENT INCOME	277,759
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,698,895
Futures contracts	(30,541)
Net realized gain	3,668,354
Net change in unrealized appreciation (depreciation) of:
Investments	21,052,446
Futures contracts	43,733
Net change in unrealized appreciation (depreciation)	21,096,179
NET REALIZED AND UNREALIZED GAIN	24,764,533
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,042,292
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Nasdaq-100 Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$277,759	$413,770
Net realized gain	3,668,354	6,032,047
Net change in unrealized appreciation (depreciation)	21,096,179	21,182,000
Net increase in net assets resulting from operations	25,042,292	27,627,817
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,276,962)	(877,341)
Service Class	(2,084,100)	(319,531)
	(5,361,062)	(1,196,872)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,938,686	7,241,234
Service Class	21,678,711	15,051,710
Reinvestment of dividends and distributions:
Standard Class	3,276,962	877,341
Service Class	2,084,100	319,531
	36,978,459	23,489,816
Cost of shares redeemed:
Standard Class	(25,140,217)	(27,390,916)
Service Class	(8,562,336)	(14,047,266)
	(33,702,553)	(41,438,182)
Increase (decrease) in net assets derived from capital share transactions	3,275,906	(17,948,366)
NET INCREASE IN NET ASSETS	22,957,136	8,482,579
NET ASSETS:
Beginning of year	126,870,936	118,388,357
End of year	$149,828,072	$126,870,936
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-4

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Standard Class
	Year Ended				2/18/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$14.767	$11.910	$7.742	$11.766	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.047	0.055	0.058	0.040	0.020
Net realized and unrealized gain (loss)	2.961	2.953	4.161	(3.881)	1.916
Total from investment operations	3.008	3.008	4.219	(3.841)	1.936
Less dividends and distributions from:
Net investment income	(0.045)	(0.071)	(0.051)	(0.039)	(0.020)
Net realized gain	(0.600)	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	(0.645)	(0.151)	(0.051)	(0.183)	(0.170)
Net asset value, end of period	$17.130	$14.767	$11.910	$7.742	$11.766
Total return[3]	20.49%	25.24%	54.50%	(32.72% )	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,925	$85,731	$86,071	$74,220	$106,553
Ratio of expenses to average net assets	0.45% [4]	0.45% [4]	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.44%	0.44%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	0.30% [4]	0.41% [4]	0.58%	0.44%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.31%	0.42%	0.57%	0.43%	0.20%
Portfolio turnover	17%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the years ended December 31, 2025 and 2024 which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-5

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Service Class
	Year Ended				2/18/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$14.735	$11.888	$7.735	$11.752	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.009	0.022	0.034	0.017	(0.004)
Net realized and unrealized gain (loss)	2.950	2.944	4.151	(3.874)	1.916
Total from investment operations	2.959	2.966	4.185	(3.857)	1.912
Less dividends and distributions from:
Net investment income	(0.010)	(0.039)	(0.032)	(0.016)	(0.010)
Net realized gain	(0.600)	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	(0.610)	(0.119)	(0.032)	(0.160)	(0.160)
Net asset value, end of period	$17.084	$14.735	$11.888	$7.735	$11.752
Total return[3]	20.20%	24.94%	54.11%	(32.89% )	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,903	$41,140	$32,318	$6,528	$9,470
Ratio of expenses to average net assets	0.69%	0.70% [4]	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.69%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.06%	0.16% [4]	0.33%	0.19%	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.06%	0.17%	0.32%	0.18%	(0.05% )
Portfolio turnover	17%	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2024 which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-6

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Nasdaq-100 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA Nasdaq-100 Index Fund-7

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.45% of the Fund’s average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has recouped $12,640 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2028	Total
LFI	$4,512	$4,512
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$10,948
Legal	1,831
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $259 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Nasdaq-100 Index Fund-8

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,512
Management fees payable to LFI	36,858
Distribution fees payable to LFD	13,292
Shareholder servicing fees payable to Lincoln Life	3,686
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$22,820,830
Sales	25,754,326
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$86,883,624
Aggregate unrealized appreciation of investments and derivatives	$66,533,918
Aggregate unrealized depreciation of investments and derivatives	(3,634,116)
Net unrealized appreciation of investments and derivatives	$62,899,802
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Nasdaq-100 Index Fund-9

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$147,246,297	$—	$—	$147,246,297
Money Market Fund	2,537,129	—	—	2,537,129
Total Investments	$149,783,426	$—	$—	$149,783,426
Derivatives:

Liabilities:
Futures Contracts	$(8,098)	$—	$—	$(8,098)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended	Year Ended
	12/31/25	12/31/24
Ordinary income	$458,745	$975,418
Long-term capital gains	4,902,317	221,454
Total	$5,361,062	$1,196,872
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$169,171
Undistributed long-term capital gains	3,932,029
Other temporary differences	2
Net unrealized appreciation	62,899,802
Distributable earnings/(accumulated loss)	$67,001,004
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP SSGA Nasdaq-100 Index Fund-10

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	635,627	525,140
Service Class	1,371,259	1,118,865
Shares reinvested:
Standard Class	195,552	58,861
Service Class	125,113	21,510
	2,327,551	1,724,376
Shares redeemed:
Standard Class	(1,620,615)	(2,005,294)
Service Class	(547,782)	(1,066,848)
	(2,168,397)	(3,072,142)
Net increase (decrease)	159,154	(1,347,766)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(8,098)
LVIP SSGA Nasdaq-100 Index Fund-11

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(30,541)	$43,733
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,459,249	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Nasdaq-100 Index Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Nasdaq-100 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 18, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from February 18, 2021 (commencement of operations) through December 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Nasdaq-100 Index Fund–13

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA S&P 500 Index Fund

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.52%
Aerospace & Defense–2.19%
†Axon Enterprise, Inc.	16,100	$9,143,673
†Boeing Co.	166,389	36,126,380
General Dynamics Corp.	53,660	18,065,176
General Electric Co.	224,567	69,173,373
Howmet Aerospace, Inc.	86,560	17,746,531
Huntington Ingalls Industries, Inc.	8,500	2,890,595
L3Harris Technologies, Inc.	40,406	11,861,989
Lockheed Martin Corp.	43,182	20,885,838
Northrop Grumman Corp.	28,413	16,201,377
RTX Corp.	285,671	52,392,061
Textron, Inc.	38,822	3,384,114
TransDigm Group, Inc.	11,960	15,905,006
		273,776,113
Air Freight & Logistics–0.30%
CH Robinson Worldwide, Inc.	24,927	4,007,264
Expeditors International of Washington, Inc.	29,076	4,332,615
FedEx Corp.	46,203	13,346,199
United Parcel Service, Inc. Class B	156,824	15,555,372
		37,241,450
Automobile Components–0.03%
†Aptiv PLC	46,124	3,509,575
		3,509,575
Automobiles–2.37%
Ford Motor Co.	840,402	11,026,074
General Motors Co.	197,406	16,053,056
†Tesla, Inc.	598,440	269,130,437
		296,209,567
Banks–3.64%
Bank of America Corp.	1,430,601	78,683,055
Citigroup, Inc.	380,562	44,407,780
Citizens Financial Group, Inc.	89,800	5,245,218
Fifth Third Bancorp	142,867	6,687,604
Huntington Bancshares, Inc.	338,720	5,876,792
JPMorgan Chase & Co.	580,200	186,952,044
KeyCorp	194,794	4,020,548
M&T Bank Corp.	33,024	6,653,676
PNC Financial Services Group, Inc.	84,346	17,605,541
Regions Financial Corp.	193,214	5,236,099
Truist Financial Corp.	276,142	13,588,948
U.S. Bancorp	332,556	17,745,188
Wells Fargo & Co.	668,182	62,274,562
		454,977,055
Beverages–1.01%
Brown-Forman Corp. Class B	38,550	1,004,613
Coca-Cola Co.	826,897	57,808,369
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	29,935	$4,129,833
Keurig Dr. Pepper, Inc.	288,000	8,066,880
Molson Coors Beverage Co. Class B	39,717	1,853,990
†Monster Beverage Corp.	150,402	11,531,321
PepsiCo, Inc.	292,075	41,918,604
		126,313,610
Biotechnology–1.66%
AbbVie, Inc.	377,349	86,220,473
Amgen, Inc.	114,817	37,580,752
†Biogen, Inc.	30,549	5,376,319
Gilead Sciences, Inc.	264,449	32,458,470
†Incyte Corp.	35,000	3,456,950
†Moderna, Inc.	76,700	2,261,883
Regeneron Pharmaceuticals, Inc.	21,322	16,457,812
†Vertex Pharmaceuticals, Inc.	53,860	24,417,970
		208,230,629
Broadline Retail–3.89%
†Amazon.com, Inc.	2,074,260	478,780,693
eBay, Inc.	96,344	8,391,563
		487,172,256
Building Products–0.45%
A.O. Smith Corp.	26,500	1,772,320
Allegion PLC	19,225	3,061,004
†Builders FirstSource, Inc.	23,300	2,397,337
Carrier Global Corp.	172,161	9,096,987
Johnson Controls International PLC	129,289	15,482,358
Lennox International, Inc.	7,000	3,399,060
Masco Corp.	46,421	2,945,877
Trane Technologies PLC	46,975	18,282,670
		56,437,613
Capital Markets–3.43%
Ameriprise Financial, Inc.	20,082	9,847,008
ARES Management Corp. Class A	43,700	7,063,231
Bank of New York Mellon Corp.	147,603	17,135,232
Blackrock, Inc.	30,691	32,849,805
Blackstone, Inc.	156,400	24,107,496
Cboe Global Markets, Inc.	22,900	5,747,900
Charles Schwab Corp.	354,925	35,460,557
CME Group, Inc.	77,013	21,030,710
†Coinbase Global, Inc. Class A	47,780	10,804,969
FactSet Research Systems, Inc.	8,300	2,408,577
Franklin Resources, Inc.	67,456	1,611,524
Goldman Sachs Group, Inc.	63,846	56,120,634
LVIP SSGA S&P 500 Index Fund-1

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	95,100	$6,115,881
Intercontinental Exchange, Inc.	120,830	19,569,627
Invesco Ltd.	98,739	2,593,873
KKR & Co., Inc.	146,900	18,726,812
Moody's Corp.	32,902	16,807,987
Morgan Stanley	256,888	45,605,327
MSCI, Inc.	15,800	9,064,934
Nasdaq, Inc.	91,331	8,870,980
Northern Trust Corp.	40,184	5,488,733
Raymond James Financial, Inc.	37,650	6,046,213
†Robinhood Markets, Inc. Class A	166,200	18,797,220
S&P Global, Inc.	65,877	34,426,661
State Street Corp.	58,590	7,558,696
T. Rowe Price Group, Inc.	48,035	4,917,823
		428,778,410
Chemicals–0.96%
Air Products & Chemicals, Inc.	47,599	11,757,905
Albemarle Corp.	25,300	3,578,432
CF Industries Holdings, Inc.	34,290	2,651,989
Corteva, Inc.	142,227	9,533,476
Dow, Inc.	152,227	3,559,067
DuPont de Nemours, Inc.	91,849	3,692,330
Ecolab, Inc.	54,397	14,280,300
International Flavors & Fragrances, Inc.	55,504	3,740,414
Linde PLC	99,280	42,331,999
LyondellBasell Industries NV Class A	56,280	2,436,924
Mosaic Co.	72,847	1,754,884
PPG Industries, Inc.	48,756	4,995,540
Sherwin-Williams Co.	48,788	15,808,776
		120,122,036
Commercial Services & Supplies–0.45%
Cintas Corp.	72,432	13,622,286
†Copart, Inc.	187,000	7,321,050
Republic Services, Inc.	43,137	9,142,024
Rollins, Inc.	58,325	3,500,667
Veralto Corp.	54,467	5,434,717
Waste Management, Inc.	79,271	17,416,632
		56,437,376
Communications Equipment–0.88%
†Arista Networks, Inc.	221,200	28,983,836
Cisco Systems, Inc.	838,824	64,614,613
†F5, Inc.	12,396	3,164,203
Motorola Solutions, Inc.	35,322	13,539,629
		110,302,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.21%
Comfort Systems USA, Inc.	7,360	$6,869,015
EMCOR Group, Inc.	9,500	5,812,005
Quanta Services, Inc.	31,987	13,500,433
		26,181,453
Construction Materials–0.27%
CRH PLC	142,000	17,721,600
Martin Marietta Materials, Inc.	13,100	8,156,846
Vulcan Materials Co.	28,163	8,032,651
		33,911,097
Consumer Finance–0.65%
American Express Co.	114,250	42,266,788
Capital One Financial Corp.	135,901	32,936,966
Synchrony Financial	78,768	6,571,614
		81,775,368
Consumer Staples Distribution & Retail–1.77%
Costco Wholesale Corp.	94,368	81,377,301
Dollar General Corp.	45,829	6,084,716
†Dollar Tree, Inc.	40,583	4,992,115
Kroger Co.	129,646	8,100,282
Sysco Corp.	104,118	7,672,455
Target Corp.	97,638	9,544,115
Walmart, Inc.	934,185	104,077,551
		221,848,535
Containers & Packaging–0.19%
Amcor PLC	504,408	4,206,763
Avery Dennison Corp.	17,243	3,136,157
Ball Corp.	59,156	3,133,493
International Paper Co.	116,601	4,592,913
Packaging Corp. of America	19,600	4,042,108
Smurfit WestRock PLC	108,318	4,188,657
		23,300,091
Distributors–0.04%
Genuine Parts Co.	30,341	3,730,729
Pool Corp.	6,700	1,532,625
		5,263,354
Diversified Telecommunication Services–0.59%
AT&T, Inc.	1,506,940	37,432,390
Verizon Communications, Inc.	898,958	36,614,559
		74,046,949
Electric Utilities–1.47%
Alliant Energy Corp.	53,100	3,452,031
American Electric Power Co., Inc.	114,178	13,165,865
Constellation Energy Corp.	67,018	23,675,449
Duke Energy Corp.	166,148	19,474,207
Edison International	79,904	4,795,838
LVIP SSGA S&P 500 Index Fund-2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Entergy Corp.	95,244	$8,803,403
Evergy, Inc.	47,999	3,479,448
Eversource Energy	79,974	5,384,649
Exelon Corp.	214,956	9,369,932
FirstEnergy Corp.	109,106	4,884,676
NextEra Energy, Inc.	439,132	35,253,517
NRG Energy, Inc.	41,955	6,680,914
PG&E Corp.	464,700	7,467,729
Pinnacle West Capital Corp.	24,883	2,207,122
PPL Corp.	157,698	5,522,584
Southern Co.	235,126	20,502,987
Xcel Energy, Inc.	126,577	9,348,977
		183,469,328
Electrical Equipment–0.85%
AMETEK, Inc.	49,700	10,203,907
Eaton Corp. PLC	82,677	26,333,451
Emerson Electric Co.	120,330	15,970,198
GE Vernova, Inc.	58,041	37,933,856
†Generac Holdings, Inc.	13,300	1,813,721
Hubbell, Inc.	11,080	4,920,739
Rockwell Automation, Inc.	23,750	9,240,413
		106,416,285
Electronic Equipment, Instruments & Components–0.74%
Amphenol Corp. Class A	260,328	35,180,726
CDW Corp.	27,300	3,718,260
Corning, Inc.	165,360	14,478,921
Jabil, Inc.	23,100	5,267,262
†Keysight Technologies, Inc.	36,100	7,335,159
TE Connectivity PLC	62,711	14,267,380
†Teledyne Technologies, Inc.	10,097	5,156,841
†Trimble, Inc.	50,600	3,964,510
†Zebra Technologies Corp. Class A	11,000	2,671,020
		92,040,079
Energy Equipment & Services–0.21%
Baker Hughes Co.	213,397	9,718,099
Halliburton Co.	178,237	5,036,978
SLB Ltd.	309,273	11,869,898
		26,624,975
Entertainment–1.35%
Electronic Arts, Inc.	47,879	9,783,116
†Live Nation Entertainment, Inc.	32,700	4,659,750
†Netflix, Inc.	902,430	84,611,837
†Take-Two Interactive Software, Inc.	36,500	9,345,095
TKO Group Holdings, Inc.	14,700	3,072,300
Walt Disney Co.	379,635	43,191,074
†Warner Bros Discovery, Inc.	500,613	14,427,666
		169,090,838
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–3.85%
Apollo Global Management, Inc.	98,800	$14,302,288
†Berkshire Hathaway, Inc. Class B	391,009	196,540,674
†Block, Inc.	117,100	7,622,039
†Corpay, Inc.	14,660	4,411,634
Fidelity National Information Services, Inc.	109,589	7,283,285
†Fiserv, Inc.	116,524	7,826,917
Global Payments, Inc.	49,045	3,796,083
Jack Henry & Associates, Inc.	16,100	2,937,928
Mastercard, Inc. Class A	174,680	99,721,318
PayPal Holdings, Inc.	197,544	11,532,619
Visa, Inc. Class A	359,588	126,111,107
		482,085,892
Food Products–0.43%
Archer-Daniels-Midland Co.	101,523	5,836,557
Bunge Global SA	29,500	2,627,860
Campbell's Co.	46,050	1,283,414
Conagra Brands, Inc.	104,552	1,809,795
General Mills, Inc.	112,912	5,250,408
Hershey Co.	32,030	5,828,820
Hormel Foods Corp.	64,172	1,520,876
J.M. Smucker Co.	23,847	2,332,475
Kraft Heinz Co.	177,324	4,300,107
Lamb Weston Holdings, Inc.	28,100	1,177,109
McCormick & Co., Inc.	54,538	3,714,583
Mondelez International, Inc. Class A	274,608	14,782,149
Tyson Foods, Inc. Class A	63,150	3,701,853
		54,166,006
Gas Utilities–0.05%
Atmos Energy Corp.	34,900	5,850,287
		5,850,287
Ground Transportation–0.82%
CSX Corp.	395,312	14,330,060
JB Hunt Transport Services, Inc.	15,700	3,051,138
Norfolk Southern Corp.	47,512	13,717,665
Old Dominion Freight Line, Inc.	38,900	6,099,520
†Uber Technologies, Inc.	444,800	36,344,608
Union Pacific Corp.	126,002	29,146,782
		102,689,773
Health Care Equipment & Supplies–2.03%
Abbott Laboratories	371,380	46,530,200
†Align Technology, Inc.	14,400	2,248,560
Baxter International, Inc.	113,522	2,169,405
Becton Dickinson & Co.	61,213	11,879,607
†Boston Scientific Corp.	314,887	30,024,475
LVIP SSGA S&P 500 Index Fund-3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Cooper Cos., Inc.	43,600	$3,573,456
†Dexcom, Inc.	85,400	5,667,998
†Edwards Lifesciences Corp.	122,348	10,430,167
GE HealthCare Technologies, Inc.	96,049	7,877,939
†Hologic, Inc.	45,900	3,419,091
†IDEXX Laboratories, Inc.	16,960	11,473,949
†Insulet Corp.	15,300	4,348,872
†Intuitive Surgical, Inc.	75,387	42,696,181
Medtronic PLC	274,696	26,387,298
ResMed, Inc.	30,820	7,423,613
†Solventum Corp.	30,470	2,414,443
STERIS PLC	20,500	5,197,160
Stryker Corp.	73,812	25,942,704
Zimmer Biomet Holdings, Inc.	43,290	3,892,637
		253,597,755
Health Care Providers & Services–1.64%
Cardinal Health, Inc.	50,061	10,287,536
Cencora, Inc.	41,478	14,009,195
†Centene Corp.	97,374	4,006,940
Cigna Group	56,902	15,661,138
CVS Health Corp.	269,742	21,406,725
†DaVita, Inc.	6,728	764,368
Elevance Health, Inc.	47,048	16,492,676
HCA Healthcare, Inc.	33,820	15,789,205
†Henry Schein, Inc.	20,500	1,549,390
Humana, Inc.	25,432	6,513,898
Labcorp Holdings, Inc.	17,447	4,377,103
McKesson Corp.	26,154	21,453,865
†Molina Healthcare, Inc.	12,000	2,082,480
Quest Diagnostics, Inc.	23,911	4,149,276
UnitedHealth Group, Inc.	193,166	63,766,028
Universal Health Services, Inc. Class B	11,600	2,529,032
		204,838,855
Health Care REITs–0.30%
Alexandria Real Estate Equities, Inc.	33,900	1,659,066
Healthpeak Properties, Inc.	142,923	2,298,202
Ventas, Inc.	97,095	7,513,211
Welltower, Inc.	142,101	26,375,367
		37,845,846
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	131,151	2,325,307
		2,325,307
Hotels, Restaurants & Leisure–1.84%
†Airbnb, Inc. Class A	91,800	12,459,096
Booking Holdings, Inc.	6,905	36,978,554
†Carnival Corp.	232,791	7,109,437
†Chipotle Mexican Grill, Inc.	285,900	10,578,300
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	25,430	$4,679,629
Domino's Pizza, Inc.	6,500	2,709,330
†DoorDash, Inc. Class A	79,500	18,005,160
Expedia Group, Inc.	24,749	7,011,639
Hilton Worldwide Holdings, Inc.	49,160	14,121,210
Las Vegas Sands Corp.	64,400	4,191,796
Marriott International, Inc. Class A	48,007	14,893,692
McDonald's Corp.	152,278	46,540,725
†MGM Resorts International	46,900	1,711,381
†Norwegian Cruise Line Holdings Ltd.	100,100	2,234,232
Royal Caribbean Cruises Ltd.	53,500	14,922,220
Starbucks Corp.	241,706	20,354,062
Wynn Resorts Ltd.	17,150	2,063,659
Yum! Brands, Inc.	60,224	9,110,687
		229,674,809
Household Durables–0.23%
DR Horton, Inc.	57,574	8,292,383
Garmin Ltd.	33,924	6,881,483
Lennar Corp. Class A	47,547	4,887,832
†NVR, Inc.	600	4,375,662
PulteGroup, Inc.	41,741	4,894,550
		29,331,910
Household Products–0.79%
Church & Dwight Co., Inc.	51,200	4,293,120
Clorox Co.	27,685	2,791,478
Colgate-Palmolive Co.	171,152	13,524,431
Kimberly-Clark Corp.	69,731	7,035,161
Procter & Gamble Co.	497,531	71,301,168
		98,945,358
Independent Power and Renewable Electricity Producers–0.10%
AES Corp.	151,515	2,172,725
Vistra Corp.	68,200	11,002,706
		13,175,431
Industrial Conglomerates–0.36%
3M Co.	114,283	18,296,708
Honeywell International, Inc.	134,772	26,292,670
		44,589,378
Industrial REITs–0.20%
Prologis, Inc.	198,422	25,330,553
		25,330,553
Insurance–1.76%
Aflac, Inc.	99,522	10,974,291
Allstate Corp.	55,772	11,608,942
American International Group, Inc.	113,644	9,722,244
Aon PLC Class A	45,754	16,145,671
LVIP SSGA S&P 500 Index Fund-4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Arch Capital Group Ltd.	75,700	$7,261,144
Arthur J Gallagher & Co.	54,800	14,181,692
Assurant, Inc.	10,216	2,460,524
Brown & Brown, Inc.	62,000	4,941,400
Chubb Ltd.	77,686	24,247,354
Cincinnati Financial Corp.	32,575	5,320,149
Erie Indemnity Co. Class A	5,400	1,547,910
Everest Group Ltd.	8,540	2,898,049
Globe Life, Inc.	16,379	2,290,767
Hartford Insurance Group, Inc.	59,889	8,252,704
Loews Corp.	35,508	3,739,347
Marsh & McLennan Cos., Inc.	104,969	19,473,849
MetLife, Inc.	118,815	9,379,256
Principal Financial Group, Inc.	42,233	3,725,373
Progressive Corp.	125,718	28,628,503
Prudential Financial, Inc.	74,625	8,423,670
Travelers Cos., Inc.	47,166	13,680,970
W.R. Berkley Corp.	65,650	4,603,378
Willis Towers Watson PLC	20,481	6,730,057
		220,237,244
Interactive Media & Services–8.05%
Alphabet, Inc. Class A	2,232,060	699,427,868
Match Group, Inc.	52,300	1,688,767
Meta Platforms, Inc. Class A	464,300	306,479,787
		1,007,596,422
IT Services–0.96%
Accenture PLC Class A	132,767	35,621,386
†Akamai Technologies, Inc.	32,203	2,809,712
Cognizant Technology Solutions Corp. Class A	101,516	8,425,828
†EPAM Systems, Inc.	12,100	2,479,048
†Gartner, Inc.	15,800	3,986,024
†GoDaddy, Inc. Class A	28,900	3,585,912
International Business Machines Corp.	198,683	58,851,891
VeriSign, Inc.	17,887	4,345,647
		120,105,448
Leisure Products–0.02%
Hasbro, Inc.	26,884	2,204,488
		2,204,488
Life Sciences Tools & Services–0.92%
Agilent Technologies, Inc.	60,437	8,223,663
Bio-Techne Corp.	34,600	2,034,826
†Charles River Laboratories International, Inc.	11,300	2,254,124
Danaher Corp.	133,501	30,561,049
†IQVIA Holdings, Inc.	36,400	8,204,924
†Mettler-Toledo International, Inc.	4,270	5,953,191
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Revvity, Inc.	23,675	$2,290,556
Thermo Fisher Scientific, Inc.	79,913	46,305,588
†Waters Corp.	12,476	4,738,759
West Pharmaceutical Services, Inc.	15,700	4,319,698
		114,886,378
Machinery–1.60%
Caterpillar, Inc.	100,001	57,287,573
Cummins, Inc.	29,657	15,138,416
Deere & Co.	53,380	24,852,127
Dover Corp.	29,751	5,808,585
Fortive Corp.	65,571	3,620,175
IDEX Corp.	16,700	2,971,598
Illinois Tool Works, Inc.	56,239	13,851,666
Ingersoll Rand, Inc.	76,581	6,066,747
Nordson Corp.	11,000	2,644,730
Otis Worldwide Corp.	83,180	7,265,773
PACCAR, Inc.	113,332	12,410,987
Parker-Hannifin Corp.	26,762	23,522,727
Pentair PLC	34,194	3,560,963
Snap-on, Inc.	11,575	3,988,745
Stanley Black & Decker, Inc.	34,140	2,535,919
Westinghouse Air Brake Technologies Corp.	36,109	7,707,466
Xylem, Inc.	52,773	7,186,627
		200,420,824
Media–0.36%
†Charter Communications, Inc. Class A	19,500	4,070,625
Comcast Corp. Class A	771,144	23,049,494
Fox Corp. Class A	73,185	5,128,124
News Corp. Class A	108,190	2,912,971
Omnicom Group, Inc.	66,456	5,366,322
Paramount Skydance Corp. Class B	45,287	606,846
†Trade Desk, Inc. Class A	90,600	3,439,176
		44,573,558
Metals & Mining–0.41%
Freeport-McMoRan, Inc.	304,161	15,448,337
Newmont Corp.	231,532	23,118,470
Nucor Corp.	48,243	7,868,916
Steel Dynamics, Inc.	28,800	4,880,160
		51,315,883
Multi-Utilities–0.58%
Ameren Corp.	58,701	5,861,882
CenterPoint Energy, Inc.	141,235	5,414,950
CMS Energy Corp.	65,938	4,611,044
Consolidated Edison, Inc.	77,012	7,648,832
Dominion Energy, Inc.	184,652	10,818,760
DTE Energy Co.	43,392	5,596,700
LVIP SSGA S&P 500 Index Fund-5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NiSource, Inc.	103,595	$4,326,127
Public Service Enterprise Group, Inc.	106,289	8,535,007
Sempra	140,976	12,446,771
WEC Energy Group, Inc.	70,158	7,398,863
		72,658,936
Office REITs–0.02%
BXP, Inc.	33,712	2,274,886
		2,274,886
Oil, Gas & Consumable Fuels–2.58%
APA Corp.	76,326	1,866,934
Chevron Corp.	402,871	61,401,569
ConocoPhillips	265,067	24,812,922
Coterra Energy, Inc.	162,596	4,279,527
Devon Energy Corp.	133,714	4,897,944
Diamondback Energy, Inc.	39,400	5,923,002
EOG Resources, Inc.	116,502	12,233,875
EQT Corp.	130,500	6,994,800
Expand Energy Corp.	46,500	5,131,740
Exxon Mobil Corp.	898,394	108,112,734
Kinder Morgan, Inc.	417,481	11,476,553
Marathon Petroleum Corp.	64,430	10,478,251
Occidental Petroleum Corp.	151,438	6,227,130
ONEOK, Inc.	132,877	9,766,459
Phillips 66	86,071	11,106,602
Targa Resources Corp.	45,800	8,450,100
Texas Pacific Land Corp.	12,600	3,618,972
Valero Energy Corp.	65,645	10,686,349
Williams Cos., Inc.	262,118	15,755,913
		323,221,376
Passenger Airlines–0.17%
Delta Air Lines, Inc.	136,600	9,480,040
Southwest Airlines Co.	109,681	4,533,116
†United Airlines Holdings, Inc.	68,500	7,659,670
		21,672,826
Personal Care Products–0.10%
Estee Lauder Cos., Inc. Class A	51,667	5,410,568
Kenvue, Inc.	405,871	7,001,275
		12,411,843
Pharmaceuticals–3.30%
Bristol-Myers Squibb Co.	434,766	23,451,278
Eli Lilly & Co.	169,528	182,188,351
Johnson & Johnson	514,552	106,486,537
Merck & Co., Inc.	528,081	55,585,806
Pfizer, Inc.	1,208,148	30,082,885
Viatris, Inc.	253,051	3,150,485
Zoetis, Inc.	94,621	11,905,214
		412,850,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.48%
Automatic Data Processing, Inc.	85,788	$22,067,247
Broadridge Financial Solutions, Inc.	25,500	5,690,835
†Dayforce, Inc.	34,100	2,358,356
Equifax, Inc.	25,898	5,619,348
Jacobs Solutions, Inc.	25,534	3,382,234
Leidos Holdings, Inc.	26,700	4,816,680
Paychex, Inc.	70,376	7,894,780
Paycom Software, Inc.	10,000	1,593,600
Verisk Analytics, Inc.	30,000	6,710,700
		60,133,780
Real Estate Management & Development–0.13%
†CBRE Group, Inc. Class A	62,376	10,029,437
†CoStar Group, Inc.	92,600	6,226,424
		16,255,861
Residential REITs–0.21%
AvalonBay Communities, Inc.	29,748	5,393,610
Camden Property Trust	23,500	2,586,880
Equity Residential	75,942	4,787,384
Essex Property Trust, Inc.	13,900	3,637,352
Invitation Homes, Inc.	125,600	3,490,424
Mid-America Apartment Communities, Inc.	24,300	3,375,513
UDR, Inc.	66,400	2,435,552
		25,706,715
Retail REITs–0.24%
Federal Realty Investment Trust	16,200	1,632,960
Kimco Realty Corp.	138,345	2,804,253
Realty Income Corp.	193,700	10,918,869
Regency Centers Corp.	36,900	2,547,207
Simon Property Group, Inc.	68,948	12,762,964
		30,666,253
Semiconductors & Semiconductor Equipment–14.13%
†Advanced Micro Devices, Inc.	346,683	74,245,631
Analog Devices, Inc.	104,423	28,319,518
Applied Materials, Inc.	169,453	43,547,727
Broadcom, Inc.	1,006,810	348,456,941
†First Solar, Inc.	22,900	5,982,167
†Intel Corp.	955,328	35,251,603
KLA Corp.	28,141	34,193,566
Lam Research Corp.	267,100	45,722,178
Microchip Technology, Inc.	112,906	7,194,370
Micron Technology, Inc.	238,859	68,172,747
Monolithic Power Systems, Inc.	10,080	9,136,109
NVIDIA Corp.	5,181,900	966,424,350
NXP Semiconductors NV	53,100	11,525,886
†ON Semiconductor Corp.	88,500	4,792,275
LVIP SSGA S&P 500 Index Fund-6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Qnity Electronics, Inc. Class W/I	45,924	$3,749,695
QUALCOMM, Inc.	227,724	38,952,190
Skyworks Solutions, Inc.	31,500	1,997,415
Teradyne, Inc.	33,500	6,484,260
Texas Instruments, Inc.	193,524	33,574,479
		1,767,723,107
Software–10.23%
†Adobe, Inc.	88,940	31,128,111
†AppLovin Corp. Class A	57,700	38,879,414
†Autodesk, Inc.	45,263	13,398,301
†Cadence Design Systems, Inc.	58,600	18,317,188
†Crowdstrike Holdings, Inc. Class A	52,920	24,806,779
†Datadog, Inc. Class A	68,500	9,315,315
†Fair Isaac Corp.	5,100	8,622,162
†Fortinet, Inc.	133,300	10,585,353
Gen Digital, Inc.	117,925	3,206,381
Intuit, Inc.	59,480	39,400,741
Microsoft Corp.	1,584,908	766,493,207
Oracle Corp.	354,018	69,001,648
†Palantir Technologies, Inc. Class A	485,900	86,368,725
†Palo Alto Networks, Inc.	142,300	26,211,660
†PTC, Inc.	26,200	4,564,302
Roper Technologies, Inc.	22,964	10,221,965
Salesforce, Inc.	202,536	53,653,812
†ServiceNow, Inc.	220,480	33,775,331
†Synopsys, Inc.	39,258	18,440,268
†Tyler Technologies, Inc.	8,960	4,067,392
†Workday, Inc. Class A	45,600	9,793,968
		1,280,252,023
Specialized REITs–0.70%
American Tower Corp.	99,503	17,469,742
Crown Castle, Inc.	92,765	8,244,025
Digital Realty Trust, Inc.	68,400	10,582,164
Equinix, Inc.	20,942	16,044,923
Extra Space Storage, Inc.	46,400	6,042,208
Iron Mountain, Inc.	64,800	5,375,160
Public Storage	33,651	8,732,434
SBA Communications Corp.	22,100	4,274,803
VICI Properties, Inc.	229,900	6,464,788
Weyerhaeuser Co.	160,207	3,795,304
		87,025,551
Specialty Retail–1.69%
†AutoZone, Inc.	3,547	12,029,650
Best Buy Co., Inc.	42,877	2,869,758
†Carvana Co.	29,880	12,609,958
Home Depot, Inc.	212,505	73,122,970
Lowe's Cos., Inc.	120,197	28,986,708
†O'Reilly Automotive, Inc.	178,755	16,304,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Ross Stores, Inc.	69,926	$12,596,470
TJX Cos., Inc.	237,192	36,435,063
Tractor Supply Co.	113,700	5,686,137
†Ulta Beauty, Inc.	9,440	5,711,294
Williams-Sonoma, Inc.	25,500	4,554,045
		210,906,297
Technology Hardware, Storage & Peripherals–7.32%
Apple, Inc.	3,150,956	856,618,898
Dell Technologies, Inc. Class C	64,000	8,056,320
Hewlett Packard Enterprise Co.	286,676	6,885,958
HP, Inc.	201,176	4,482,201
NetApp, Inc.	42,043	4,502,385
†Sandisk Corp.	29,500	7,002,710
Seagate Technology Holdings PLC	44,072	12,136,988
†Super Micro Computer, Inc.	111,000	3,248,970
Western Digital Corp.	73,534	12,667,702
		915,602,132
Textiles, Apparel & Luxury Goods–0.26%
†Deckers Outdoor Corp.	30,300	3,141,201
†Lululemon Athletica, Inc.	22,800	4,738,068
NIKE, Inc. Class B	254,968	16,244,011
Ralph Lauren Corp.	7,912	2,797,763
Tapestry, Inc.	42,634	5,447,346
		32,368,389
Tobacco–0.59%
Altria Group, Inc.	361,001	20,815,318
Philip Morris International, Inc.	332,216	53,287,446
		74,102,764
Trading Companies & Distributors–0.24%
Fastenal Co.	247,912	9,948,708
United Rentals, Inc.	13,700	11,087,684
WW Grainger, Inc.	9,453	9,538,550
		30,574,942
Water Utilities–0.04%
American Water Works Co., Inc.	41,200	5,376,600
		5,376,600
Wireless Telecommunication Services–0.17%
T-Mobile U.S., Inc.	102,615	20,834,950
		20,834,950
Total Common Stock (Cost $2,705,772,120)		12,451,883,515

LVIP SSGA S&P 500 Index Fund-7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	49,608,585	$49,608,585
Total Money Market Fund (Cost $49,608,585)		49,608,585

TOTAL INVESTMENTS–99.92% (Cost $2,755,380,705)	$12,501,492,100
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	10,606,207
NET ASSETS APPLICABLE TO 371,522,616 SHARES OUTSTANDING–100.00%	$12,512,098,307
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($9,169,852,036 / 272,072,552 Shares)	$33.704
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($3,342,246,271 / 99,450,064 Shares)	$33.607
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,434,836,616
Distributable earnings/(accumulated loss)	10,077,261,691
TOTAL NET ASSETS	$12,512,098,307

†Non-income producing.

★Includes $3,856,390 cash collateral held at broker for futures contracts, $7,158,281 payable for fund shares redeemed, $400,779 other accrued expenses payable, $2,772,090 due to manager and affiliates, $448,362 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $237,602 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
172	CME E-mini S&P 500 Index Futures	$59,275,500	$59,619,158	3/20/26	$—	$(343,658)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-8

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$145,214,884
Foreign taxes withheld	(33,553)
145,181,331
EXPENSES:
Management fees	19,135,246
Distribution fees-Service Class	7,416,167
Shareholder servicing fees	3,359,513
Accounting and administration expenses	1,838,779
Index fees	1,171,788
Trustees’ fees and expenses	329,873
Professional fees	308,747
Reports and statements to shareholders	187,420
Consulting fees	65,957
Custodian fees	50,824
Pricing fees	46,049
Other	318,362
34,228,725
Less:
Management fees waived	(19,998)
Total operating expenses	34,208,727
NET INVESTMENT INCOME	110,972,604
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	420,920,976
Futures contracts	5,219,002
Net realized gain	426,139,978
Net change in unrealized appreciation (depreciation) of:
Investments	1,371,310,776
Futures contracts	671,914
Net change in unrealized appreciation (depreciation)	1,371,982,690
NET REALIZED AND UNREALIZED GAIN	1,798,122,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,909,095,272
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$110,972,604	$115,770,146
Net realized gain	426,139,978	575,313,202
Net change in unrealized appreciation (depreciation)	1,371,982,690	1,614,388,577
Net increase in net assets resulting from operations	1,909,095,272	2,305,471,925
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(505,047,524)	(681,816,008)
Service Class	(173,625,972)	(201,612,847)
	(678,673,496)	(883,428,855)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	758,218,772	582,131,959
Service Class	608,889,395	438,292,681
Reinvestment of dividends and distributions:
Standard Class	505,047,524	681,816,008
Service Class	173,625,972	201,612,847
	2,045,781,663	1,903,853,495
Cost of shares redeemed:
Standard Class	(1,461,982,657)	(1,447,601,543)
Service Class	(451,291,885)	(385,282,002)
	(1,913,274,542)	(1,832,883,545)
Increase in net assets derived from capital share transactions	132,507,121	70,969,950
NET INCREASE IN NET ASSETS	1,362,928,897	1,493,013,020
NET ASSETS:
Beginning of year	11,149,169,410	9,656,156,390
End of year	$12,512,098,307	$11,149,169,410
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-9

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$30.330	$26.451	$21.849	$30.085	$24.087
Income (loss) from investment operations:
Net investment income[1]	0.324	0.340	0.350	0.349	0.314
Net realized and unrealized gain (loss)	4.961	6.101	5.270	(5.904)	6.493
Total from investment operations	5.285	6.441	5.620	(5.555)	6.807
Less dividends and distributions from:
Net investment income	(0.332)	(0.339)	(0.364)	(0.353)	(0.357)
Net realized gain	(1.579)	(2.223)	(0.654)	(2.328)	(0.452)
Total dividends and distributions	(1.911)	(2.562)	(1.018)	(2.681)	(0.809)
Net asset value, end of period	$33.704	$30.330	$26.451	$21.849	$30.085
Total return[2]	17.60%	24.73%	26.01%	(18.31% )	28.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,169,852	$8,459,305	$7,534,365	$7,219,554	$9,250,241
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.02%	1.15%	1.45%	1.38%	1.15%
Portfolio turnover	3%	2%	3%	2%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-10

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$30.259	$26.405	$21.818	$30.051	$24.065
Income (loss) from investment operations:
Net investment income[1]	0.244	0.265	0.289	0.284	0.246
Net realized and unrealized gain (loss)	4.940	6.082	5.256	(5.895)	6.481
Total from investment operations	5.184	6.347	5.545	(5.611)	6.727
Less dividends and distributions from:
Net investment income	(0.257)	(0.270)	(0.304)	(0.294)	(0.289)
Net realized gain	(1.579)	(2.223)	(0.654)	(2.328)	(0.452)
Total dividends and distributions	(1.836)	(2.493)	(0.958)	(2.622)	(0.741)
Net asset value, end of period	$33.607	$30.259	$26.405	$21.818	$30.051
Total return[2]	17.30%	24.42%	25.70%	(18.51% )	28.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,342,246	$2,689,864	$2,121,791	$1,730,192	$2,168,807
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.77%	0.90%	1.20%	1.13%	0.90%
Portfolio turnover	3%	2%	3%	2%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-11

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA S&P 500 Index Fund-12

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$948,904
Legal	158,224
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $50,671 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP SSGA S&P 500 Index Fund-13

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,753,766
Distribution fees payable to LFD	709,382
Shareholder servicing fees payable to Lincoln Life	308,942
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$314,430,437
Sales	743,101,680
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$2,832,591,499
Aggregate unrealized appreciation of investments and derivatives	$9,802,115,501
Aggregate unrealized depreciation of investments and derivatives	(133,214,898)
Net unrealized appreciation of investments and derivatives	$9,668,900,603
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA S&P 500 Index Fund-14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$12,451,883,515	$—	$—	$12,451,883,515
Money Market Fund	49,608,585	—	—	49,608,585
Total Investments	$12,501,492,100	$—	$—	$12,501,492,100
Derivatives:

Liabilities:
Futures Contract	$(343,658)	$—	$—	$(343,658)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, non-taxable distributions from common stocks, distributions from underlying real estate investment trusts ("REITS") and mark-to-market adjustments on certain derivatives and Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$120,142,439	$129,916,624
Long-term capital gains	558,531,057	753,512,231
Total	$678,673,496	$883,428,855
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$408,361,089
Other temporary differences	(1)
Net unrealized appreciation	9,668,900,603
Distributable earnings/(accumulated loss)	$10,077,261,691
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP SSGA S&P 500 Index Fund-15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	24,127,659	19,692,480
Service Class	19,406,795	14,709,181
Shares reinvested:
Standard Class	15,270,580	23,120,427
Service Class	5,275,014	6,869,513
	64,080,048	64,391,601
Shares redeemed:
Standard Class	(46,233,354)	(48,745,025)
Service Class	(14,127,077)	(13,039,467)
	(60,360,431)	(61,784,492)
Net increase	3,719,617	2,607,109
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(343,658)
LVIP SSGA S&P 500 Index Fund-16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,219,002	$671,914
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$57,620,332	$—
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund-17

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA S&P 500 Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.33%
Aerospace & Defense–1.15%
Boeing Co.
2.70% 2/1/27	500,000	$492,711
5.04% 5/1/27	500,000	505,119
6.26% 5/1/27	70,000	71,821
General Dynamics Corp. 2.63% 11/15/27	500,000	491,253
L3Harris Technologies, Inc. 4.40% 6/15/28	350,000	352,687
Lockheed Martin Corp.
4.15% 8/15/28	75,000	75,477
4.45% 5/15/28	150,000	151,835
Northrop Grumman Corp.
3.20% 2/1/27	150,000	148,940
3.25% 1/15/28	500,000	493,585
RTX Corp.
3.13% 5/4/27	500,000	494,660
4.13% 11/16/28	250,000	250,832
		3,528,920
Agriculture–1.02%
Altria Group, Inc.
4.88% 2/4/28	145,000	147,389
6.20% 11/1/28	250,000	264,023
BAT Capital Corp.
2.26% 3/25/28	250,000	240,567
3.56% 8/15/27	250,000	248,077
4.70% 4/2/27	250,000	251,727
BAT International Finance PLC 4.45% 3/16/28	150,000	151,165
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	398,316
Philip Morris International, Inc.
3.13% 8/17/27	250,000	247,327
3.88% 10/27/28	300,000	299,635
4.13% 4/28/28	145,000	145,644
4.38% 11/1/27	155,000	156,360
4.75% 2/12/27	70,000	70,679
5.13% 11/17/27	500,000	510,811
		3,131,720
Airlines–0.64%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	143,420	138,610
3.58% 7/15/29	142,984	141,467
3.60% 3/22/29	274,957	272,281
Delta Air Lines, Inc.
4.38% 4/19/28	250,000	250,760
4.95% 7/10/28	250,000	254,496
Southwest Airlines Co.
4.38% 11/15/28	335,000	335,701
5.13% 6/15/27	250,000	253,148
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust
3.10% 1/7/30	144,468	$140,744
5.88% 4/15/29	170,029	174,340
		1,961,547
Apparel–0.08%
Tapestry, Inc. 4.13% 7/15/27	250,000	249,824
		249,824
Auto Manufacturers–4.20%
American Honda Finance Corp.
2.00% 3/24/28	250,000	239,613
2.35% 1/8/27	150,000	147,725
4.25% 9/1/28	250,000	251,514
4.45% 10/22/27	170,000	171,456
4.55% 7/9/27	210,000	211,954
4.55% 3/3/28	250,000	252,613
4.90% 3/12/27	400,000	404,201
4.90% 7/9/27	70,000	70,946
Ford Motor Credit Co. LLC
2.90% 2/16/28	200,000	192,578
4.13% 8/17/27	600,000	595,014
4.27% 1/9/27	250,000	248,700
4.95% 5/28/27	350,000	351,271
5.80% 3/5/27	250,000	253,114
5.92% 3/20/28	450,000	460,439
6.80% 5/12/28	350,000	365,217
6.80% 11/7/28	250,000	262,280
General Motors Co.
5.00% 10/1/28	250,000	254,536
5.35% 4/15/28	360,000	368,777
General Motors Financial Co., Inc.
2.35% 2/26/27	250,000	244,974
2.40% 4/10/28	500,000	481,274
2.40% 10/15/28	500,000	476,767
2.70% 8/20/27	350,000	342,111
4.20% 10/27/28	95,000	95,135
5.00% 4/9/27	250,000	252,681
5.00% 7/15/27	110,000	111,424
5.05% 4/4/28	250,000	254,608
5.35% 7/15/27	150,000	152,603
5.40% 5/8/27	700,000	711,463
Honda Motor Co. Ltd.
2.53% 3/10/27	250,000	245,837
4.44% 7/8/28	500,000	504,815
PACCAR Financial Corp.
4.00% 8/8/28	90,000	90,550
4.00% 11/7/28	115,000	115,538
4.25% 6/23/27	150,000	151,196
4.45% 8/6/27	235,000	237,714
4.95% 8/10/28	250,000	257,068
5.00% 5/13/27	200,000	203,328
LVIP SSGA Short-Term Bond Index Fund-1

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Corp.
4.19% 6/30/27	125,000	$125,760
5.12% 7/13/28	250,000	257,561
Toyota Motor Credit Corp.
1.15% 8/13/27	250,000	239,978
3.05% 3/22/27	250,000	247,839
4.05% 9/5/28	410,000	412,056
4.35% 10/8/27	200,000	201,936
4.50% 5/14/27	80,000	80,769
4.55% 9/20/27	400,000	404,953
4.60% 1/8/27	200,000	201,844
5.00% 3/19/27	415,000	420,969
5.25% 9/11/28	250,000	258,775
		12,883,474
Auto Parts & Equipment–0.08%
BorgWarner, Inc. 2.65% 7/1/27	250,000	244,954
		244,954
Banks–35.25%
Australia & New Zealand Banking Group Ltd.
3.92% 9/30/27	450,000	451,531
3.92% 12/8/28	250,000	250,833
4.36% 6/18/28	250,000	253,264
Banco Santander SA
3.80% 2/23/28	200,000	198,435
μ4.18% 3/24/28	200,000	200,070
4.25% 4/11/27	400,000	400,881
4.38% 4/12/28	400,000	401,859
5.29% 8/18/27	400,000	407,337
μ5.37% 7/15/28	200,000	203,854
μ5.55% 3/14/28	200,000	203,345
5.59% 8/8/28	200,000	207,280
6.61% 11/7/28	200,000	213,344
μBank of America Corp.
2.55% 2/4/28	1,000,000	983,643
3.42% 12/20/28	2,250,000	2,221,700
3.59% 7/21/28	1,000,000	993,108
3.71% 4/24/28	1,600,000	1,592,740
3.82% 1/20/28	1,100,000	1,097,362
4.27% 7/23/29	750,000	753,438
4.62% 5/9/29	585,000	592,760
5.82% 9/15/29	1,000,000	1,043,084
6.20% 11/10/28	750,000	779,334
Bank of Montreal
2.65% 3/8/27	750,000	739,152
μ4.06% 9/22/28	180,000	180,121
μ5.00% 1/27/29	500,000	509,473
5.37% 6/4/27	350,000	357,270
5.72% 9/25/28	250,000	260,651
μBank of New York Mellon 4.73% 4/20/29	500,000	508,235
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon Corp.
1.65% 7/14/28	350,000	$332,337
μ3.99% 6/13/28	250,000	250,092
μ4.44% 6/9/28	165,000	166,246
μ4.54% 2/1/29	250,000	253,036
μ4.89% 7/21/28	550,000	558,531
μ6.32% 10/25/29	500,000	530,859
Bank of Nova Scotia
μ4.04% 9/15/28	500,000	499,993
μ4.40% 9/8/28	190,000	190,972
μ4.93% 2/14/29	600,000	611,525
5.25% 6/12/28	200,000	205,971
5.40% 6/4/27	125,000	127,636
μBarclays PLC
4.48% 11/11/29	250,000	251,380
4.84% 9/10/28	200,000	202,346
4.97% 5/16/29	1,450,000	1,474,045
5.50% 8/9/28	250,000	255,418
5.67% 3/12/28	225,000	229,007
6.49% 9/13/29	250,000	264,201
7.39% 11/2/28	600,000	634,102
Canadian Imperial Bank of Commerce
μ4.24% 9/8/28	235,000	235,898
μ4.86% 1/13/28	300,000	302,346
μ4.86% 3/30/29	150,000	152,480
5.00% 4/28/28	250,000	255,624
5.24% 6/28/27	250,000	254,738
5.99% 10/3/28	500,000	525,111
Citibank NA 4.58% 5/29/27	415,000	419,232
Citigroup, Inc.
μ3.07% 2/24/28	1,500,000	1,482,826
μ3.52% 10/27/28	500,000	495,520
μ3.67% 7/24/28	1,200,000	1,192,368
μ3.89% 1/10/28	750,000	748,569
μ4.08% 4/23/29	1,000,000	999,312
4.13% 7/25/28	500,000	499,796
μ4.64% 5/7/28	400,000	403,247
μ4.79% 3/4/29	500,000	507,164
μCitizens Bank NA 4.58% 8/9/28	350,000	352,612
Commonwealth Bank of Australia 4.42% 3/14/28	250,000	253,079
Cooperatieve Rabobank UA
3.96% 10/17/28	250,000	251,048
4.37% 5/27/27	250,000	252,128
4.88% 1/21/28	250,000	255,601
5.04% 3/5/27	250,000	253,645
Deutsche Bank AG
μ2.55% 1/7/28	250,000	245,863
μ4.88% 12/1/32	250,000	251,070
5.37% 9/9/27	200,000	204,758
μ5.37% 1/10/29	165,000	168,378
μ5.71% 2/8/28	225,000	228,531
LVIP SSGA Short-Term Bond Index Fund-2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
μ6.72% 1/18/29	350,000	$366,429
μ6.82% 11/20/29	500,000	533,146
μFifth Third Bancorp
6.34% 7/27/29	250,000	263,280
6.36% 10/27/28	100,000	104,033
Fifth Third Bank NA
2.25% 2/1/27	500,000	491,225
μ4.97% 1/28/28	250,000	252,353
First-Citizens Bank & Trust Co. 6.13% 3/9/28	150,000	155,466
μGoldman Sachs Group, Inc.
2.64% 2/24/28	1,750,000	1,722,705
3.62% 3/15/28	750,000	745,836
3.69% 6/5/28	750,000	746,010
3.81% 4/23/29	1,000,000	994,135
4.15% 10/21/29	845,000	844,811
4.22% 5/1/29	750,000	751,560
4.94% 4/23/28	300,000	303,427
6.48% 10/24/29	500,000	530,243
μHSBC Holdings PLC
2.01% 9/22/28	600,000	579,074
2.21% 8/17/29	500,000	475,537
4.04% 3/13/28	750,000	748,951
4.58% 6/19/29	400,000	403,695
4.76% 6/9/28	600,000	605,252
4.90% 3/3/29	285,000	289,160
5.13% 11/19/28	220,000	224,073
5.21% 8/11/28	350,000	355,906
5.60% 5/17/28	750,000	764,017
6.16% 3/9/29	350,000	364,383
7.39% 11/3/28	500,000	528,581
HSBC USA, Inc. 4.65% 6/3/28	200,000	203,012
μHuntington Bancshares, Inc. 6.21% 8/21/29	500,000	524,402
μHuntington National Bank 4.55% 5/17/28	250,000	251,469
ING Groep NV
3.95% 3/29/27	500,000	499,724
μ4.02% 3/28/28	250,000	250,029
4.55% 10/2/28	500,000	506,172
μ4.86% 3/25/29	200,000	202,992
μJPMorgan Chase & Co.
2.07% 6/1/29	200,000	190,981
2.18% 6/1/28	250,000	243,805
3.51% 1/23/29	500,000	495,255
3.54% 5/1/28	1,250,000	1,242,952
3.78% 2/1/28	1,000,000	997,770
4.20% 7/23/29	1,250,000	1,254,053
4.32% 4/26/28	1,500,000	1,506,104
4.45% 12/5/29	1,000,000	1,010,304
4.51% 10/22/28	395,000	398,871
4.85% 7/25/28	1,500,000	1,519,285
5.04% 1/23/28	250,000	252,587
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. (continued)
5.30% 7/24/29	500,000	$515,275
5.57% 4/22/28	245,000	249,874
KeyBank NA 4.39% 12/14/27	250,000	251,178
KeyCorp 2.25% 4/6/27	250,000	244,344
Lloyds Banking Group PLC
μ3.57% 11/7/28	500,000	496,024
μ3.75% 3/18/28	250,000	249,086
4.38% 3/22/28	250,000	251,527
4.55% 8/16/28	250,000	253,112
μ4.82% 6/13/29	200,000	203,258
μ5.09% 11/26/28	200,000	203,803
μ5.46% 1/5/28	500,000	506,720
μ5.87% 3/6/29	250,000	259,192
μM&T Bank Corp.
4.55% 8/16/28	150,000	150,797
4.83% 1/16/29	45,000	45,715
7.41% 10/30/29	500,000	542,457
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	148,151
4.70% 1/27/28	250,000	253,295
Mitsubishi UFJ Financial Group, Inc.
μ2.34% 1/19/28	250,000	245,628
3.68% 2/22/27	250,000	249,502
μ4.08% 4/19/28	600,000	600,222
μ5.02% 7/20/28	250,000	253,677
μ5.24% 4/19/29	500,000	513,213
μ5.35% 9/13/28	500,000	511,245
μ5.42% 2/22/29	250,000	257,147
Mizuho Financial Group, Inc.
4.02% 3/5/28	250,000	250,711
μ4.25% 9/11/29	250,000	250,699
μ5.41% 9/13/28	400,000	409,690
μ5.67% 5/27/29	200,000	207,281
μ5.78% 7/6/29	500,000	519,965
μMorgan Stanley
2.48% 1/21/28	850,000	835,980
3.77% 1/24/29	250,000	248,588
4.13% 10/18/29	270,000	269,913
4.21% 4/20/28	1,000,000	1,002,294
4.99% 4/12/29	575,000	586,389
5.12% 2/1/29	500,000	510,417
5.16% 4/20/29	500,000	511,255
5.45% 7/20/29	1,000,000	1,031,949
5.65% 4/13/28	155,000	158,052
6.30% 10/18/28	500,000	519,408
6.41% 11/1/29	1,000,000	1,059,909
μMorgan Stanley Bank NA
4.95% 1/14/28	775,000	782,254
4.97% 7/14/28	750,000	760,458
5.50% 5/26/28	280,000	285,586
LVIP SSGA Short-Term Bond Index Fund-3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley Private Bank NA
4.20% 11/17/28	690,000	$692,156
4.47% 7/6/28	250,000	251,684
National Australia Bank Ltd.
3.91% 6/9/27	250,000	250,563
4.31% 6/13/28	255,000	257,732
4.50% 10/26/27	250,000	253,330
4.90% 6/13/28	250,000	256,102
5.09% 6/11/27	250,000	254,713
National Bank of Canada
μ4.95% 2/1/28	250,000	252,459
5.60% 12/18/28	750,000	782,871
μNatWest Group PLC
3.07% 5/22/28	250,000	246,823
4.89% 5/18/29	350,000	355,888
5.52% 9/30/28	200,000	205,089
5.58% 3/1/28	450,000	457,905
5.81% 9/13/29	250,000	260,415
Northern Trust Corp. 3.65% 8/3/28	250,000	249,443
PNC Bank NA
3.10% 10/25/27	250,000	246,888
4.05% 7/26/28	500,000	500,723
μPNC Financial Services Group, Inc.
5.30% 1/21/28	85,000	86,099
5.35% 12/2/28	500,000	512,635
5.58% 6/12/29	400,000	414,848
Regions Financial Corp. 1.80% 8/12/28	250,000	236,551
Royal Bank of Canada
3.63% 5/4/27	500,000	499,423
μ4.00% 11/3/28	190,000	190,125
4.24% 8/3/27	250,000	251,738
μ4.50% 8/6/29	395,000	398,836
μ4.52% 10/18/28	660,000	666,445
μ4.72% 3/27/28	290,000	292,476
μ4.97% 1/24/29	290,000	295,372
5.20% 8/1/28	250,000	257,734
Santander Holdings USA, Inc.
μ2.49% 1/6/28	150,000	147,433
4.40% 7/13/27	250,000	250,700
μ5.47% 3/20/29	155,000	158,401
μ6.50% 3/9/29	150,000	156,306
μ6.57% 6/12/29	200,000	209,095
μSantander U.K. Group Holdings PLC
2.47% 1/11/28	850,000	835,355
4.32% 9/22/29	200,000	200,191
6.53% 1/10/29	100,000	104,477
Standard Chartered Bank 4.85% 12/3/27	250,000	255,430
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
1.90% 9/17/28	250,000	$236,117
3.35% 10/18/27	250,000	247,679
5.52% 1/13/28	750,000	772,464
5.72% 9/14/28	250,000	260,382
5.80% 7/13/28	700,000	728,950
Synchrony Bank 5.63% 8/23/27	200,000	203,968
Toronto-Dominion Bank
2.80% 3/10/27	250,000	246,791
4.11% 10/13/28	250,000	250,609
4.57% 6/2/28	250,000	253,170
4.69% 9/15/27	400,000	405,207
4.86% 1/31/28	250,000	254,094
4.98% 4/5/27	700,000	708,877
5.52% 7/17/28	500,000	518,028
μTruist Bank
4.14% 10/23/29	500,000	499,619
4.42% 7/24/28	460,000	462,635
μTruist Financial Corp.
1.89% 6/7/29	250,000	237,512
4.87% 1/26/29	500,000	507,956
7.16% 10/30/29	500,000	539,388
μU.S. Bancorp
2.22% 1/27/28	250,000	245,537
4.55% 7/22/28	350,000	352,901
4.65% 2/1/29	350,000	354,375
5.78% 6/12/29	1,000,000	1,039,404
UBS AG 7.50% 2/15/28	500,000	536,857
μWells Fargo & Co.
2.39% 6/2/28	500,000	488,547
3.53% 3/24/28	1,250,000	1,241,874
3.58% 5/22/28	750,000	745,071
4.08% 9/15/29	325,000	324,739
4.81% 7/25/28	1,000,000	1,011,197
4.90% 1/24/28	390,000	393,283
4.97% 4/23/29	315,000	320,863
5.57% 7/25/29	1,500,000	1,553,815
5.71% 4/22/28	375,000	382,762
6.30% 10/23/29	750,000	792,445
Westpac Banking Corp.
1.95% 11/20/28	500,000	474,323
3.35% 3/8/27	250,000	249,045
3.40% 1/25/28	250,000	248,010
4.04% 8/26/27	250,000	251,289
		108,115,277
Beverages–1.02%
Coca-Cola Co.
1.00% 3/15/28	250,000	236,092
1.45% 6/1/27	250,000	242,600
2.90% 5/25/27	250,000	247,625
Constellation Brands, Inc.
3.50% 5/9/27	250,000	248,177
LVIP SSGA Short-Term Bond Index Fund-4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands, Inc. (continued)
4.65% 11/15/28	250,000	$253,558
Diageo Capital PLC
3.88% 5/18/28	150,000	149,768
5.30% 10/24/27	350,000	358,579
Keurig Dr. Pepper, Inc.
4.35% 5/15/28	250,000	250,786
5.10% 3/15/27	225,000	227,493
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	252,319
PepsiCo, Inc.
3.00% 10/15/27	250,000	247,518
4.45% 2/7/28	250,000	253,653
4.45% 5/15/28	150,000	152,360
		3,120,528
Biotechnology–0.64%
Amgen, Inc.
2.20% 2/21/27	350,000	343,349
5.15% 3/2/28	850,000	869,882
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	247,722
Gilead Sciences, Inc.
1.20% 10/1/27	250,000	239,469
2.95% 3/1/27	250,000	247,544
		1,947,966
Building Materials–0.39%
Lennox International, Inc.
1.70% 8/1/27	150,000	144,660
5.50% 9/15/28	250,000	257,983
Martin Marietta Materials, Inc. 3.50% 12/15/27	250,000	247,971
Masco Corp. 1.50% 2/15/28	250,000	236,625
Owens Corning 5.50% 6/15/27	70,000	71,436
Vulcan Materials Co. 3.90% 4/1/27	250,000	249,953
		1,208,628
Chemicals–0.77%
Air Products & Chemicals, Inc. 4.30% 6/11/28	200,000	202,039
Albemarle Corp. 4.65% 6/1/27	250,000	251,530
Dow Chemical Co. 4.80% 11/30/28	250,000	253,677
Eastman Chemical Co. 4.50% 12/1/28	250,000	251,887
Ecolab, Inc.
1.65% 2/1/27	150,000	146,598
3.25% 12/1/27	250,000	248,025
4.30% 6/15/28	45,000	45,471
Nutrien Ltd.
4.50% 3/12/27	145,000	145,828
5.20% 6/21/27	110,000	111,796
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
RPM International, Inc. 3.75% 3/15/27	250,000	$248,845
Sherwin-Williams Co.
3.45% 6/1/27	250,000	248,092
4.30% 8/15/28	195,000	196,204
		2,349,992
Commercial Services–0.91%
Automatic Data Processing, Inc. 1.70% 5/15/28	200,000	191,020
Block Financial LLC 2.50% 7/15/28	250,000	238,480
Cintas Corp. No. 2
3.70% 4/1/27	250,000	249,538
4.20% 5/1/28	115,000	115,571
Equifax, Inc. 5.10% 6/1/28	250,000	255,428
Global Payments, Inc.
2.15% 1/15/27	250,000	244,741
4.45% 6/1/28	150,000	150,132
4.50% 11/15/28	95,000	95,181
PayPal Holdings, Inc. 4.45% 3/6/28	125,000	126,483
Quanta Services, Inc. 4.30% 8/9/28	350,000	351,854
S&P Global, Inc.
2.45% 3/1/27	250,000	246,024
4.75% 8/1/28	250,000	254,644
UL Solutions, Inc. 6.50% 10/20/28	250,000	263,847
		2,782,943
Computers–2.30%
Apple, Inc.
1.20% 2/8/28	250,000	237,779
1.40% 8/5/28	750,000	708,632
2.90% 9/12/27	1,000,000	987,733
3.00% 6/20/27	250,000	247,862
3.35% 2/9/27	750,000	747,601
4.00% 5/12/28	500,000	504,192
Dell International LLC/EMC Corp. 4.75% 4/1/28	110,000	111,567
Dell, Inc. 7.10% 4/15/28	250,000	265,499
DXC Technology Co. 2.38% 9/15/28	250,000	235,717
Hewlett Packard Enterprise Co.
4.05% 9/15/27	90,000	90,011
4.15% 9/15/28	80,000	80,070
4.40% 9/25/27	340,000	341,638
5.25% 7/1/28	250,000	256,295
HP, Inc.
3.00% 6/17/27	250,000	246,132
4.75% 1/15/28	250,000	252,730
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	251,696
LVIP SSGA Short-Term Bond Index Fund-5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp.
1.70% 5/15/27	350,000	$340,129
2.20% 2/9/27	150,000	147,259
4.15% 7/27/27	250,000	251,317
4.65% 2/10/28	250,000	253,669
6.22% 8/1/27	250,000	259,302
Kyndryl Holdings, Inc. 2.70% 10/15/28	250,000	239,588
		7,056,418
Cosmetics & Personal Care–0.58%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	247,779
Estee Lauder Cos., Inc.
3.15% 3/15/27	250,000	247,884
4.38% 5/15/28	100,000	100,968
Kenvue, Inc. 5.05% 3/22/28	250,000	255,412
Procter & Gamble Co.
2.80% 3/25/27	250,000	246,931
2.85% 8/11/27	350,000	346,243
Unilever Capital Corp.
3.50% 3/22/28	250,000	248,359
4.25% 8/12/27	100,000	100,850
		1,794,426
Distribution/Wholesale–0.08%
LKQ Corp. 5.75% 6/15/28	250,000	258,254
		258,254
Diversified Financial Services–4.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,500,000	1,454,233
3.65% 7/21/27	250,000	248,393
6.10% 1/15/27	250,000	254,727
Air Lease Corp.
2.10% 9/1/28	750,000	706,398
3.63% 4/1/27	250,000	247,121
Ally Financial, Inc.
4.75% 6/9/27	250,000	252,174
μ6.99% 6/13/29	250,000	264,021
American Express Co.
2.55% 3/4/27	250,000	246,380
μ4.35% 7/20/29	420,000	423,064
μ4.73% 4/25/29	145,000	147,225
μ5.04% 7/26/28	500,000	508,439
μ5.10% 2/16/28	930,000	940,802
μ5.28% 7/27/29	250,000	257,484
BGC Group, Inc. 8.00% 5/25/28	100,000	106,806
BlackRock Funding, Inc. 4.60% 7/26/27	170,000	172,236
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.
3.65% 5/11/27	750,000	$746,477
3.80% 1/31/28	150,000	149,388
4.10% 2/9/27	250,000	250,169
μ4.93% 5/10/28	500,000	505,888
μ5.47% 2/1/29	250,000	256,696
μ6.31% 6/8/29	400,000	419,780
Charles Schwab Corp.
2.00% 3/20/28	150,000	144,247
2.45% 3/3/27	350,000	344,478
3.20% 1/25/28	250,000	246,573
3.30% 4/1/27	250,000	248,342
μ5.64% 5/19/29	250,000	259,524
μ6.20% 11/17/29	250,000	264,411
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	197,550
3.95% 12/1/28	190,000	190,476
4.00% 9/15/27	200,000	200,546
Jefferies Financial Group, Inc.
5.88% 7/21/28	250,000	259,735
6.45% 6/8/27	250,000	257,956
Lazard Group LLC 4.50% 9/19/28	250,000	251,613
LPL Holdings, Inc.
4.90% 4/3/28	115,000	116,680
5.70% 5/20/27	200,000	203,832
Mastercard, Inc.
4.55% 3/15/28	175,000	177,914
4.88% 3/9/28	500,000	511,372
Nomura Holdings, Inc.
2.17% 7/14/28	500,000	475,872
2.33% 1/22/27	250,000	245,587
6.07% 7/12/28	250,000	260,734
ORIX Corp. 5.00% 9/13/27	200,000	203,459
Radian Group, Inc. 4.88% 3/15/27	250,000	250,902
Synchrony Financial
3.95% 12/1/27	250,000	248,809
μ5.02% 7/29/29	20,000	20,252
Visa, Inc.
1.90% 4/15/27	250,000	244,861
2.75% 9/15/27	200,000	197,578
μVoya Financial, Inc. 4.70% 1/23/48	250,000	235,674
		14,816,878
Electric–5.36%
AEP Texas, Inc. 3.95% 6/1/28	150,000	149,327
AES Corp. 5.45% 6/1/28	200,000	204,533
CenterPoint Energy Houston Electric LLC 5.20% 10/1/28	250,000	258,111
CMS Energy Corp. 3.45% 8/15/27	150,000	148,620
LVIP SSGA Short-Term Bond Index Fund-6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Commonwealth Edison Co. 2.95% 8/15/27	150,000	$147,913
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	247,809
Consolidated Edison Co. of New York, Inc. 3.80% 5/15/28	100,000	99,724
Consumers Energy Co. 4.65% 3/1/28	100,000	101,593
Dominion Energy, Inc. 4.60% 5/15/28	120,000	121,401
DTE Electric Co. 4.25% 5/14/27	50,000	50,342
DTE Energy Co.
4.88% 6/1/28	305,000	310,283
4.95% 7/1/27	65,000	65,856
Duke Energy Corp.
3.15% 8/15/27	350,000	345,636
4.30% 3/15/28	250,000	251,347
4.85% 1/5/27	110,000	111,023
Duke Energy Progress LLC 4.35% 3/6/27	65,000	65,427
Edison International 4.13% 3/15/28	100,000	98,838
Enel Chile SA 4.88% 6/12/28	200,000	202,800
Entergy Louisiana LLC
3.12% 9/1/27	400,000	395,071
3.25% 4/1/28	250,000	246,558
Evergy Kansas Central, Inc. 4.70% 3/13/28	65,000	65,993
Eversource Energy
3.30% 1/15/28	250,000	245,546
5.00% 1/1/27	65,000	65,563
5.45% 3/1/28	150,000	153,752
Exelon Corp.
2.75% 3/15/27	250,000	246,215
5.15% 3/15/28	200,000	204,330
FirstEnergy Corp. 3.90% 7/15/27	500,000	498,005
Georgia Power Co.
3.25% 3/30/27	250,000	248,430
4.00% 10/1/28	85,000	85,470
5.00% 2/23/27	510,000	516,587
Indiana Michigan Power Co. 3.85% 5/15/28	150,000	149,730
MidAmerican Energy Co. 3.10% 5/1/27	250,000	247,580
National Rural Utilities Cooperative Finance Corp.
3.95% 12/10/27	315,000	316,184
4.15% 8/25/28	155,000	155,811
4.75% 2/7/28	190,000	192,881
4.80% 3/15/28	250,000	254,557
5.10% 5/6/27	250,000	253,735
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
1.90% 6/15/28	850,000	$809,980
3.55% 5/1/27	500,000	497,019
4.63% 7/15/27	500,000	505,362
4.69% 9/1/27	145,000	146,723
4.90% 2/28/28	250,000	254,618
NSTAR Electric Co. 3.20% 5/15/27	250,000	247,653
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	250,000	251,979
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	339,308
3.30% 3/15/27	250,000	247,291
3.75% 7/1/28	250,000	246,719
4.65% 8/1/28	250,000	251,799
5.00% 6/4/28	230,000	233,943
Pinnacle West Capital Corp. 4.90% 5/15/28	60,000	61,077
Public Service Co. of New Hampshire 4.40% 7/1/28	315,000	317,940
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	247,294
Public Service Enterprise Group, Inc. 5.88% 10/15/28	250,000	261,026
Sempra
3.25% 6/15/27	150,000	148,145
3.40% 2/1/28	500,000	492,383
Southern California Edison Co.
4.70% 6/1/27	250,000	251,944
5.65% 10/1/28	500,000	517,432
5.85% 11/1/27	500,000	513,763
Southern Co.
4.85% 6/15/28	250,000	254,520
5.11% 8/1/27	150,000	152,398
Southwestern Electric Power Co. 4.10% 9/15/28	250,000	249,825
Union Electric Co. 2.95% 6/15/27	250,000	247,368
Virginia Electric & Power Co.
3.50% 3/15/27	250,000	248,794
3.75% 5/15/27	250,000	249,515
WEC Energy Group, Inc. 4.75% 1/15/28	500,000	507,423
Xcel Energy, Inc.
1.75% 3/15/27	100,000	97,306
4.75% 3/21/28	80,000	81,037
		16,454,165
Electrical Components & Equipment–0.22%
Emerson Electric Co.
1.80% 10/15/27	350,000	338,623
2.00% 12/21/28	350,000	331,969
		670,592
LVIP SSGA Short-Term Bond Index Fund-7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.98%
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	250,000	$247,754
Amphenol Corp.
3.80% 11/15/27	190,000	189,746
3.90% 11/15/28	415,000	414,544
4.38% 6/12/28	165,000	166,524
Avnet, Inc. 6.25% 3/15/28	150,000	155,355
Flex Ltd. 6.00% 1/15/28	100,000	103,224
Honeywell International, Inc.
1.10% 3/1/27	250,000	242,332
4.65% 7/30/27	200,000	202,565
Hubbell, Inc. 3.15% 8/15/27	250,000	246,840
Jabil, Inc.
3.95% 1/12/28	150,000	149,646
4.25% 5/15/27	250,000	250,347
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	251,292
TD SYNNEX Corp. 2.38% 8/9/28	250,000	238,070
Tyco Electronics Group SA 3.13% 8/15/27	150,000	148,574
		3,006,813
Engineering & Construction–0.09%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	262,991
		262,991
Environmental Control–0.47%
Republic Services, Inc. 3.95% 5/15/28	250,000	250,421
Waste Connections, Inc. 4.25% 12/1/28	500,000	503,475
Waste Management, Inc.
1.15% 3/15/28	150,000	141,434
4.50% 3/15/28	150,000	152,006
4.95% 7/3/27	400,000	406,747
		1,454,083
Food–1.03%
Campbell's Co.
4.15% 3/15/28	250,000	249,965
5.20% 3/19/27	100,000	101,296
Conagra Brands, Inc. 7.00% 10/1/28	500,000	533,027
General Mills, Inc.
3.20% 2/10/27	150,000	148,725
4.70% 1/30/27	75,000	75,557
5.50% 10/17/28	500,000	518,564
Hershey Co. 4.55% 2/24/28	85,000	86,336
Hormel Foods Corp. 1.70% 6/3/28	250,000	237,450
Kellanova 4.30% 5/15/28	250,000	251,577
Kraft Heinz Foods Co. 3.88% 5/15/27	250,000	249,328
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co., Inc. 3.40% 8/15/27	150,000	$148,662
Mondelez International, Inc. 4.25% 5/6/28	215,000	216,140
Sysco Corp. 3.25% 7/15/27	150,000	148,524
Tyson Foods, Inc. 3.55% 6/2/27	200,000	198,602
		3,163,753
Forest Products & Paper–0.08%
Celulosa Arauco y Constitucion SA 3.88% 11/2/27	250,000	247,671
		247,671
Gas–0.47%
CenterPoint Energy Resources Corp.
4.00% 4/1/28	250,000	249,641
5.25% 3/1/28	150,000	153,719
National Fuel Gas Co. 3.95% 9/15/27	200,000	199,220
NiSource, Inc. 5.25% 3/30/28	250,000	256,305
Southern California Gas Co. 2.95% 4/15/27	250,000	247,288
Southern Co. Gas Capital Corp. 4.05% 9/15/28	70,000	70,022
Southwest Gas Corp. 5.45% 3/23/28	250,000	256,303
		1,432,498
Hand Machine Tools–0.11%
Kennametal, Inc. 4.63% 6/15/28	100,000	100,420
Stanley Black & Decker, Inc. 4.25% 11/15/28	250,000	250,203
		350,623
Health Care Products–1.06%
Agilent Technologies, Inc. 4.20% 9/9/27	200,000	201,010
Baxter International, Inc.
1.92% 2/1/27	550,000	536,693
2.27% 12/1/28	350,000	330,402
Boston Scientific Corp. 4.00% 3/1/28	150,000	150,228
GE HealthCare Technologies, Inc.
4.15% 12/15/28	55,000	55,152
5.65% 11/15/27	350,000	360,302
Medtronic Global Holdings SCA 4.25% 3/30/28	250,000	251,921
Revvity, Inc. 1.90% 9/15/28	250,000	235,117
Stryker Corp. 4.70% 2/10/28	145,000	147,069
Thermo Fisher Scientific, Inc. 1.75% 10/15/28	500,000	472,024
LVIP SSGA Short-Term Bond Index Fund-8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Zimmer Biomet Holdings, Inc. 5.35% 12/1/28	500,000	$516,926
		3,256,844
Health Care Services–2.68%
Centene Corp.
2.45% 7/15/28	350,000	327,719
4.25% 12/15/27	750,000	745,584
CHRISTUS Health 4.34% 7/1/28	100,000	100,362
Cigna Group 4.38% 10/15/28	1,500,000	1,513,635
CommonSpirit Health 6.07% 11/1/27	500,000	516,846
Elevance Health, Inc.
4.00% 9/15/28	465,000	464,297
4.10% 3/1/28	250,000	250,235
HCA, Inc.
3.13% 3/15/27	250,000	247,382
4.50% 2/15/27	350,000	350,762
5.00% 3/1/28	150,000	152,796
5.63% 9/1/28	250,000	257,694
Humana, Inc.
5.75% 3/1/28	250,000	257,757
5.75% 12/1/28	350,000	363,957
IQVIA, Inc. 5.70% 5/15/28	250,000	257,950
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	247,954
Laboratory Corp. of America Holdings 3.60% 9/1/27	200,000	199,090
SSM Health Care Corp. 3.82% 6/1/27	250,000	249,958
Sutter Health 3.70% 8/15/28	250,000	248,506
UnitedHealth Group, Inc.
2.95% 10/15/27	250,000	246,490
3.70% 5/15/27	250,000	249,540
3.88% 12/15/28	500,000	499,614
4.40% 6/15/28	220,000	222,424
4.60% 4/15/27	250,000	252,094
		8,222,646
Home Builders–0.24%
DR Horton, Inc. 1.40% 10/15/27	250,000	239,260
Lennar Corp. 4.75% 11/29/27	250,000	252,004
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	251,938
		743,202
Household Products Wares–0.26%
Avery Dennison Corp. 4.88% 12/6/28	350,000	357,441
Clorox Co. 3.10% 10/1/27	250,000	246,685
Kimberly-Clark Corp. 1.05% 9/15/27	200,000	191,233
		795,359
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.81%
μAegon Ltd. 5.50% 4/11/48	500,000	$504,938
American National Group, Inc. 5.00% 6/15/27	250,000	251,853
Aon North America, Inc. 5.13% 3/1/27	95,000	96,169
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	246,919
Corebridge Financial, Inc.
3.65% 4/5/27	250,000	248,418
μ6.88% 12/15/52	250,000	256,009
F&G Annuities & Life, Inc. 7.40% 1/13/28	250,000	261,640
Marsh & McLennan Cos., Inc. 4.55% 11/8/27	80,000	80,943
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	395,835
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	148,578
		2,491,302
Internet–1.78%
Alibaba Group Holding Ltd. 3.40% 12/6/27	500,000	495,692
Alphabet, Inc. 3.88% 11/15/28	180,000	180,878
Amazon.com, Inc.
1.20% 6/3/27	250,000	241,560
1.65% 5/12/28	400,000	381,787
3.15% 8/22/27	1,000,000	991,874
3.30% 4/13/27	500,000	497,878
3.90% 11/20/28	875,000	877,678
Baidu, Inc.
1.63% 2/23/27	250,000	243,701
3.63% 7/6/27	250,000	249,016
4.38% 3/29/28	150,000	151,353
Expedia Group, Inc. 4.63% 8/1/27	150,000	151,104
Meta Platforms, Inc. 3.50% 8/15/27	500,000	499,009
Netflix, Inc. 4.88% 4/15/28	500,000	510,707
		5,472,237
Investment Companies–1.43%
ARES Capital Corp.
2.88% 6/15/27	150,000	146,792
2.88% 6/15/28	250,000	238,924
Barings BDC, Inc. 5.20% 9/15/28	135,000	134,338
Blackstone Private Credit Fund
3.25% 3/15/27	250,000	245,708
4.95% 9/26/27	110,000	110,594
Blackstone Secured Lending Fund 2.85% 9/30/28	250,000	236,455
Blue Owl Capital Corp. 2.88% 6/11/28	200,000	188,916
LVIP SSGA Short-Term Bond Index Fund-9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	$207,948
7.95% 6/13/28	250,000	264,344
Blue Owl Technology Finance Corp. 6.10% 3/15/28	150,000	150,891
FS KKR Capital Corp.
2.63% 1/15/27	250,000	243,100
3.13% 10/12/28	250,000	230,690
3.25% 7/15/27	200,000	193,047
Goldman Sachs BDC, Inc. 6.38% 3/11/27	325,000	331,765
Goldman Sachs Private Credit Corp. 5.88% 5/6/28	100,000	101,865
Golub Capital BDC, Inc. 2.05% 2/15/27	100,000	97,013
HPS Corporate Lending Fund
4.90% 9/11/28	250,000	248,704
5.30% 6/5/27	60,000	60,365
Main Street Capital Corp.
5.40% 8/15/28	70,000	70,372
6.50% 6/4/27	60,000	61,238
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	149,800
New Mountain Finance Corp. 6.20% 10/15/27	250,000	254,074
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	146,707
Sixth Street Specialty Lending, Inc. 6.95% 8/14/28	250,000	262,019
		4,375,669
Iron & Steel–0.25%
ArcelorMittal SA 6.55% 11/29/27	250,000	260,293
Nucor Corp. 3.95% 5/1/28	150,000	150,023
Steel Dynamics, Inc.
1.65% 10/15/27	250,000	240,122
4.00% 12/15/28	110,000	109,874
		760,312
Lodging–0.71%
Hyatt Hotels Corp.
5.05% 3/30/28	85,000	86,541
5.75% 1/30/27	150,000	152,304
Las Vegas Sands Corp.
5.63% 6/15/28	250,000	256,324
5.90% 6/1/27	500,000	509,972
Marriott International, Inc.
4.00% 4/15/28	250,000	250,355
4.20% 7/15/27	60,000	60,214
5.00% 10/15/27	250,000	254,226
Sands China Ltd.
2.30% 3/8/27	250,000	243,851
5.40% 8/8/28	350,000	356,333
		2,170,120
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.58%
Caterpillar Financial Services Corp.
3.60% 8/12/27	250,000	$249,622
3.95% 11/14/28	120,000	120,282
4.10% 8/15/28	135,000	135,875
4.40% 10/15/27	500,000	505,934
4.40% 3/3/28	250,000	252,702
4.50% 1/7/27	100,000	100,791
5.00% 5/14/27	250,000	254,146
Oshkosh Corp. 4.60% 5/15/28	150,000	151,838
		1,771,190
Machinery Diversified–1.35%
CNH Industrial Capital LLC
4.50% 10/8/27	115,000	115,689
4.55% 4/10/28	250,000	251,709
Ingersoll Rand, Inc. 5.40% 8/14/28	250,000	258,421
John Deere Capital Corp.
1.50% 3/6/28	250,000	238,134
1.70% 1/11/27	150,000	146,856
2.80% 9/8/27	400,000	393,525
3.05% 1/6/28	250,000	246,693
4.20% 7/15/27	125,000	125,909
4.25% 6/5/28	400,000	404,605
4.50% 1/8/27	250,000	251,892
4.50% 1/8/27	100,000	100,757
4.65% 1/7/28	85,000	86,462
4.85% 3/5/27	250,000	253,146
4.90% 6/11/27	220,000	223,716
4.95% 7/14/28	250,000	256,732
Otis Worldwide Corp. 5.25% 8/16/28	250,000	257,628
Regal Rexnord Corp. 6.05% 4/15/28	500,000	517,232
		4,129,106
Media–1.01%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20% 3/15/28	600,000	597,014
Comcast Corp.
2.35% 1/15/27	250,000	246,148
3.30% 2/1/27	250,000	248,535
3.30% 4/1/27	250,000	248,315
3.55% 5/1/28	250,000	247,948
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	246,225
Paramount Global 2.90% 1/15/27	500,000	491,870
TCI Communications, Inc. 7.13% 2/15/28	500,000	531,100
LVIP SSGA Short-Term Bond Index Fund-10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
TWDC Enterprises 18 Corp. 2.95% 6/15/27	250,000	$247,425
		3,104,580
Metal Fabricate & Hardware–0.11%
Timken Co. 4.50% 12/15/28	350,000	352,653
		352,653
Mining–0.34%
BHP Billiton Finance USA Ltd.
4.75% 2/28/28	150,000	152,338
5.10% 9/8/28	250,000	257,605
Freeport-McMoRan, Inc. 4.38% 8/1/28	250,000	250,077
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	350,000	376,630
		1,036,650
Miscellaneous Manufacturing–0.41%
3M Co. 2.88% 10/15/27	500,000	491,528
Eaton Corp.
3.10% 9/15/27	200,000	197,862
4.35% 5/18/28	150,000	151,650
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	402,376
		1,243,416
Oil & Gas–2.25%
BP Capital Markets America, Inc.
3.59% 4/14/27	250,000	249,186
3.94% 9/21/28	350,000	350,433
4.23% 11/6/28	250,000	251,605
5.02% 11/17/27	250,000	254,942
BP Capital Markets PLC
3.28% 9/19/27	400,000	396,532
3.72% 11/28/28	250,000	248,295
Canadian Natural Resources Ltd. 3.85% 6/1/27	250,000	249,318
Chevron Corp. 2.00% 5/11/27	500,000	489,017
Chevron USA, Inc.
1.02% 8/12/27	150,000	143,775
3.95% 8/13/27	200,000	200,873
4.05% 8/13/28	155,000	156,196
4.41% 2/26/27	210,000	211,640
4.48% 2/26/28	250,000	253,888
Continental Resources, Inc. 4.38% 1/15/28	250,000	249,511
Coterra Energy, Inc. 3.90% 5/15/27	250,000	249,056
Diamondback Energy, Inc. 5.20% 4/18/27	350,000	355,059
Eni USA, Inc. 7.30% 11/15/27	250,000	264,205
EQT Corp. 3.90% 10/1/27	350,000	348,406
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Helmerich & Payne, Inc. 4.65% 12/1/27	250,000	$251,937
Hess Corp. 4.30% 4/1/27	250,000	251,058
Occidental Petroleum Corp. 5.00% 8/1/27	335,000	341,111
Patterson-UTI Energy, Inc. 3.95% 2/1/28	200,000	197,741
Phillips 66 3.90% 3/15/28	250,000	248,942
TotalEnergies Capital SA 3.88% 10/11/28	500,000	500,656
Valero Energy Corp. 2.15% 9/15/27	200,000	193,682
		6,907,064
Packaging & Containers–0.25%
Amcor Finance USA, Inc. 4.50% 5/15/28	200,000	201,148
Amcor Flexibles North America, Inc. 4.80% 3/17/28	75,000	76,030
Berry Global, Inc. 1.65% 1/15/27	250,000	243,381
WRKCo, Inc. 4.00% 3/15/28	250,000	249,361
		769,920
Pharmaceuticals–4.06%
AbbVie, Inc.
4.25% 11/14/28	250,000	252,770
4.65% 3/15/28	270,000	274,528
4.80% 3/15/27	575,000	581,023
Astrazeneca Finance LLC
1.75% 5/28/28	200,000	191,122
4.80% 2/26/27	320,000	323,570
4.88% 3/3/28	250,000	255,385
AstraZeneca PLC 3.13% 6/12/27	250,000	248,034
Becton Dickinson & Co. 3.70% 6/6/27	250,000	248,955
Bristol-Myers Squibb Co. 3.25% 2/27/27	500,000	497,464
Cardinal Health, Inc. 3.41% 6/15/27	250,000	248,186
Cencora, Inc. 3.45% 12/15/27	250,000	247,785
CVS Health Corp.
1.30% 8/21/27	500,000	478,297
3.63% 4/1/27	850,000	845,315
4.30% 3/25/28	500,000	501,656
Eli Lilly & Co.
3.10% 5/15/27	250,000	247,846
4.00% 10/15/28	500,000	503,367
4.15% 8/14/27	175,000	176,288
4.55% 2/12/28	170,000	172,901
GlaxoSmithKline Capital, Inc. 3.88% 5/15/28	350,000	350,276
Johnson & Johnson
0.95% 9/1/27	400,000	383,011
LVIP SSGA Short-Term Bond Index Fund-11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.90% 1/15/28	150,000	$147,998
2.95% 3/3/27	250,000	248,152
4.50% 3/1/27	135,000	136,383
4.55% 3/1/28	135,000	137,550
Merck & Co., Inc.
1.70% 6/10/27	350,000	340,819
1.90% 12/10/28	500,000	474,177
3.85% 9/15/27	350,000	351,328
Novartis Capital Corp.
2.00% 2/14/27	350,000	343,722
3.10% 5/17/27	250,000	248,126
3.90% 11/5/28	95,000	95,309
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	750,000	759,944
Pfizer, Inc. 3.88% 11/15/27	250,000	250,820
Pharmacia LLC 6.60% 12/1/28	350,000	375,560
Sanofi SA
3.63% 6/19/28	250,000	249,478
3.75% 11/3/27	250,000	250,615
3.80% 11/3/28	200,000	200,157
Takeda Pharmaceutical Co. Ltd. 5.00% 11/26/28	250,000	255,835
Viatris, Inc. 2.30% 6/22/27	250,000	242,841
Zoetis, Inc.
3.00% 9/12/27	200,000	197,132
4.15% 8/17/28	105,000	105,564
		12,439,289
Pipelines–2.72%
Boardwalk Pipelines LP 4.45% 7/15/27	100,000	100,363
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	252,418
Cheniere Energy, Inc. 4.63% 10/15/28	500,000	499,153
DCP Midstream Operating LP 5.63% 7/15/27	150,000	152,839
Enbridge, Inc.
3.70% 7/15/27	150,000	149,210
4.20% 11/20/28	210,000	210,202
4.60% 6/20/28	45,000	45,464
5.25% 4/5/27	180,000	182,485
Energy Transfer LP
4.40% 3/15/27	250,000	250,774
4.95% 5/15/28	150,000	152,425
4.95% 6/15/28	200,000	203,306
5.50% 6/1/27	250,000	254,038
5.55% 2/15/28	250,000	256,655
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	150,140
4.15% 10/16/28	250,000	251,507
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
4.30% 6/20/28	180,000	$181,544
4.60% 1/11/27	400,000	402,871
μ5.25% 8/16/77	250,000	249,572
Kinder Morgan, Inc. 4.30% 3/1/28	250,000	251,220
MPLX LP
4.00% 3/15/28	250,000	249,469
4.25% 12/1/27	250,000	250,660
Northwest Pipeline LLC 4.00% 4/1/27	500,000	499,651
ONEOK, Inc.
4.00% 7/13/27	150,000	149,827
4.25% 9/24/27	150,000	150,493
4.55% 7/15/28	250,000	252,150
Sabine Pass Liquefaction LLC
4.20% 3/15/28	250,000	250,246
5.00% 3/15/27	250,000	251,680
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	201,829
Targa Resources Corp. 5.20% 7/1/27	250,000	254,054
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	250,000	250,062
TC PipeLines LP 3.90% 5/25/27	250,000	248,944
Tennessee Gas Pipeline Co. LLC
7.00% 3/15/27	250,000	259,116
7.00% 10/15/28	250,000	268,369
TransCanada PipeLines Ltd. 4.25% 5/15/28	350,000	350,697
Williams Cos., Inc. 5.30% 8/15/28	250,000	257,363
		8,340,796
Private Equity–0.11%
Brookfield Finance, Inc. 3.90% 1/25/28	350,000	348,767
		348,767
Real Estate Investment Trusts–3.58%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	250,000	248,908
American Homes 4 Rent LP 4.25% 2/15/28	250,000	250,496
American Tower Corp.
1.50% 1/31/28	350,000	332,094
3.13% 1/15/27	150,000	148,575
3.65% 3/15/27	250,000	248,893
5.25% 7/15/28	250,000	257,074
LVIP SSGA Short-Term Bond Index Fund-12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. (continued)
5.50% 3/15/28	150,000	$154,330
5.80% 11/15/28	250,000	260,982
AvalonBay Communities, Inc.
1.90% 12/1/28	350,000	330,729
3.35% 5/15/27	250,000	248,064
Boston Properties LP 6.75% 12/1/27	250,000	261,492
Brixmor Operating Partnership LP 3.90% 3/15/27	500,000	498,516
Camden Property Trust 4.10% 10/15/28	250,000	250,951
Crown Castle, Inc.
2.90% 3/15/27	350,000	344,958
3.65% 9/1/27	200,000	198,409
3.80% 2/15/28	100,000	99,204
4.00% 3/1/27	250,000	249,429
Digital Realty Trust LP
4.45% 7/15/28	250,000	251,538
5.55% 1/15/28	250,000	256,768
DOC Dr. LLC 4.30% 3/15/27	250,000	250,359
Equinix, Inc.
1.55% 3/15/28	250,000	237,143
2.00% 5/15/28	250,000	238,562
ERP Operating LP 3.25% 8/1/27	150,000	148,558
Extra Space Storage LP 5.70% 4/1/28	250,000	258,291
Federal Realty OP LP
3.25% 7/15/27	150,000	148,210
5.38% 5/1/28	100,000	102,496
GLP Capital LP/GLP Financing II, Inc. 5.75% 6/1/28	150,000	153,906
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	248,294
Highwoods Realty LP 3.88% 3/1/27	250,000	248,255
Mid-America Apartments LP 4.20% 6/15/28	200,000	200,905
Omega Healthcare Investors, Inc.
4.50% 4/1/27	250,000	250,823
4.75% 1/15/28	250,000	251,958
Prologis LP 2.13% 4/15/27	250,000	244,671
Public Storage Operating Co. 1.85% 5/1/28	150,000	143,110
Realty Income Corp.
2.20% 6/15/28	200,000	191,825
3.00% 1/15/27	500,000	495,558
3.40% 1/15/28	250,000	247,229
4.70% 12/15/28	250,000	254,817
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP 5.00% 6/15/28	100,000	$101,724
Simon Property Group LP 1.75% 2/1/28	250,000	239,633
Store Capital LLC 4.50% 3/15/28	150,000	150,457
Tanger Properties LP 3.88% 7/15/27	200,000	198,908
UDR, Inc. 3.50% 1/15/28	250,000	247,162
Ventas Realty LP
3.85% 4/1/27	250,000	249,348
4.00% 3/1/28	200,000	199,721
VICI Properties LP 4.75% 4/1/28	130,000	131,368
Weyerhaeuser Co. 6.95% 10/1/27	250,000	262,170
		10,986,871
Retail–2.27%
AutoNation, Inc. 3.80% 11/15/27	250,000	248,078
Best Buy Co., Inc. 4.45% 10/1/28	250,000	252,248
Costco Wholesale Corp. 1.38% 6/20/27	250,000	242,272
Darden Restaurants, Inc. 4.35% 10/15/27	325,000	326,515
Dollar General Corp. 5.20% 7/5/28	250,000	256,245
Dollar Tree, Inc. 4.20% 5/15/28	250,000	250,150
Genuine Parts Co. 6.50% 11/1/28	250,000	263,564
Home Depot, Inc.
2.50% 4/15/27	250,000	245,977
2.88% 4/15/27	250,000	247,336
3.75% 9/15/28	90,000	90,025
4.88% 6/25/27	585,000	594,892
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	235,515
3.10% 5/3/27	250,000	247,230
3.35% 4/1/27	250,000	248,197
3.95% 10/15/27	190,000	190,095
4.00% 10/15/28	150,000	150,270
McDonald's Corp.
3.50% 7/1/27	250,000	248,645
4.80% 8/14/28	500,000	510,565
O'Reilly Automotive, Inc. 3.60% 9/1/27	200,000	198,823
Starbucks Corp.
3.50% 3/1/28	250,000	247,392
4.50% 5/15/28	130,000	131,287
4.85% 2/8/27	250,000	252,211
Target Corp. 4.35% 6/15/28	440,000	445,146
LVIP SSGA Short-Term Bond Index Fund-13

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc.
1.50% 9/22/28	250,000	$236,387
3.70% 6/26/28	250,000	250,482
3.90% 4/15/28	250,000	251,318
4.10% 4/28/27	100,000	100,685
		6,961,550
Semiconductors–2.32%
Advanced Micro Devices, Inc. 4.32% 3/24/28	500,000	505,279
Analog Devices, Inc.
1.70% 10/1/28	500,000	471,952
4.25% 6/15/28	190,000	191,567
Applied Materials, Inc. 3.30% 4/1/27	250,000	248,691
Broadcom, Inc.
1.95% 2/15/28	500,000	479,898
4.11% 9/15/28	500,000	501,374
5.05% 7/12/27	250,000	254,459
Intel Corp.
1.60% 8/12/28	250,000	234,596
3.15% 5/11/27	250,000	246,937
3.75% 8/5/27	250,000	248,558
4.88% 2/10/28	500,000	507,024
Marvell Technology, Inc. 2.45% 4/15/28	250,000	240,764
Microchip Technology, Inc. 4.90% 3/15/28	250,000	253,436
NVIDIA Corp. 1.55% 6/15/28	250,000	237,654
NXP BV/NXP Funding LLC 5.55% 12/1/28	350,000	362,605
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	247,082
4.30% 8/19/28	20,000	20,074
4.40% 6/1/27	250,000	251,002
QUALCOMM, Inc.
1.30% 5/20/28	250,000	235,874
3.25% 5/20/27	250,000	248,618
Texas Instruments, Inc.
2.90% 11/3/27	500,000	494,834
4.60% 2/8/27	120,000	121,024
TSMC Arizona Corp. 3.88% 4/22/27	500,000	499,940
		7,103,242
Shipbuilding–0.08%
Huntington Ingalls Industries, Inc. 2.04% 8/16/28	250,000	236,774
		236,774
Software–2.24%
Adobe, Inc.
2.15% 2/1/27	150,000	147,498
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Adobe, Inc. (continued)
4.75% 1/17/28	250,000	$254,954
4.85% 4/4/27	85,000	86,144
Concentrix Corp. 6.60% 8/2/28	250,000	257,852
Fiserv, Inc.
2.25% 6/1/27	250,000	243,310
4.20% 10/1/28	500,000	498,737
5.15% 3/15/27	215,000	217,252
5.45% 3/2/28	250,000	255,997
Microsoft Corp.
3.30% 2/6/27	500,000	498,065
3.40% 6/15/27	500,000	498,748
Oracle Corp.
2.30% 3/25/28	750,000	715,196
2.80% 4/1/27	1,000,000	980,161
3.25% 11/15/27	250,000	244,567
Roper Technologies, Inc. 4.20% 9/15/28	250,000	250,698
Salesforce, Inc. 1.50% 7/15/28	500,000	473,728
Take-Two Interactive Software, Inc. 4.95% 3/28/28	250,000	254,843
VMware LLC 3.90% 8/21/27	750,000	750,281
Workday, Inc. 3.50% 4/1/27	250,000	248,489
		6,876,520
Telecommunications–2.19%
AT&T, Inc.
1.65% 2/1/28	600,000	571,936
2.30% 6/1/27	500,000	488,572
3.80% 2/15/27	150,000	149,710
4.25% 3/1/27	250,000	250,558
British Telecommunications PLC 5.13% 12/4/28	350,000	359,163
Cisco Systems, Inc.
4.55% 2/24/28	565,000	574,178
4.80% 2/26/27	315,000	318,531
Sprint Capital Corp. 6.88% 11/15/28	500,000	536,564
Telefonica Emisiones SA 4.10% 3/8/27	250,000	249,850
TELUS Corp. 3.70% 9/15/27	200,000	198,690
T-Mobile USA, Inc.
2.05% 2/15/28	250,000	239,988
3.75% 4/15/27	1,250,000	1,246,073
4.95% 3/15/28	350,000	356,489
Verizon Communications, Inc.
2.10% 3/22/28	500,000	480,050
4.13% 3/16/27	445,000	446,058
4.33% 9/21/28	250,000	252,056
		6,718,466
Toys Games Hobby–0.06%
Hasbro, Inc. 3.50% 9/15/27	200,000	198,160
		198,160
LVIP SSGA Short-Term Bond Index Fund-14

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.40%
CSX Corp. 3.25% 6/1/27	250,000	$247,914
Kirby Corp. 4.20% 3/1/28	250,000	249,759
Ryder System, Inc.
5.30% 3/15/27	110,000	111,574
5.65% 3/1/28	250,000	257,916
6.30% 12/1/28	350,000	370,428
		1,237,591
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	81,140
		81,140
Total Corporate Bonds (Cost $298,711,669)		301,626,374

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	1,889,909	$1,889,909
Total Money Market Fund (Cost $1,889,909)		1,889,909

TOTAL INVESTMENTS–98.95% (Cost $300,601,578)	303,516,283

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.05%	3,225,112
NET ASSETS APPLICABLE TO 30,793,042 SHARES OUTSTANDING–100.00%	$306,741,395
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($24,039,141 / 2,406,326 Shares)	$9.990
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($282,702,254 / 28,386,716 Shares)	$9.959
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$312,308,768
Distributable earnings/(accumulated loss)	(5,567,373)
TOTAL NET ASSETS	$306,741,395

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.

★Includes $12,039 expense reimbursement receivable from Lincoln Financial Investments Corporation, $221,345 payable for fund shares redeemed, $14,794 other accrued expenses payable, $140,111 due to manager and affiliates, $25,275 payable for audit fee, $13,916 payable for fund accounting fee and $19,525 payable for quote charge as of December 31, 2025.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-15

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$13,981,558
Dividends	87,977
Foreign taxes refunded	326
14,069,861
EXPENSES:
Management fees	825,359
Distribution fees-Service Class	675,660
Shareholder servicing fees	85,484
Accounting and administration expenses	70,195
Pricing fees	59,959
Professional fees	58,523
Index fees	37,019
Reports and statements to shareholders	9,583
Trustees’ fees and expenses	8,463
Consulting fees	4,782
Custodian fees	3,645
Other	11,620
1,850,292
Less:
Expenses reimbursed	(106,087)
Total operating expenses	1,744,205
NET INVESTMENT INCOME	12,325,656
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,290,030
Net change in unrealized appreciation (depreciation) of investments	1,419,774
NET REALIZED AND UNREALIZED GAIN	2,709,804
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,035,460
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,325,656	$12,865,263
Net realized gain (loss)	1,290,030	(1,066,246)
Net change in unrealized appreciation (depreciation)	1,419,774	1,819,694
Net increase in net assets resulting from operations	15,035,460	13,618,711
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(966,184)	(2,203,954)
Service Class	(10,788,646)	(11,662,244)
Return of capital:
Standard Class	—	(5,371)
Service Class	—	(21,638)
	(11,754,830)	(13,893,207)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,050,043	14,344,020
Service Class	99,338,014	101,272,633
Reinvestment of dividends and distributions:
Standard Class	966,184	2,209,325
Service Class	10,788,646	11,683,882
	119,142,887	129,509,860
Cost of shares redeemed:
Standard Class	(32,545,241)	(35,641,157)
Service Class	(87,515,370)	(72,923,126)
	(120,060,611)	(108,564,283)
Increase (decrease) in net assets derived from capital share transactions	(917,724)	20,945,577
NET INCREASE IN NET ASSETS	2,362,906	20,671,081
NET ASSETS:
Beginning of year	304,378,489	283,707,408
End of year	$306,741,395	$304,378,489
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-16

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.869	$9.874	$9.685	$10.227	$10.429
Income (loss) from investment operations:
Net investment income[1]	0.446	0.459	0.340	0.136	0.086
Net realized and unrealized gain (loss)	0.095	0.025	0.159	(0.489)	(0.140)
Total from investment operations	0.541	0.484	0.499	(0.353)	(0.054)
Less dividends and distributions from:
Net investment income	(0.420)	(0.488)	(0.310)	(0.138)	(0.099)
Net realized gain	—	—	—	(0.051)	(0.049)
Return of capital	—	(0.001)	—	—	—
Total dividends and distributions	(0.420)	(0.489)	(0.310)	(0.189)	(0.148)
Net asset value, end of period	$9.990	$9.869	$9.874	$9.685	$10.227
Total return[2]	5.52%	4.88%	5.17%	(3.45% )	(0.52% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,039	$47,290	$65,694	$65,787	$82,628
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.40%	0.39%	0.39%
Ratio of net investment income to average net assets	4.41%	4.56%	3.45%	1.38%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.37%	4.52%	3.41%	1.35%	0.80%
Portfolio turnover	54%	57%	51%	59%	50%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-17

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.840	$9.849	$9.662	$10.205	$10.408
Income (loss) from investment operations:
Net investment income[1]	0.419	0.433	0.314	0.111	0.060
Net realized and unrealized gain (loss)	0.096	0.023	0.158	(0.488)	(0.140)
Total from investment operations	0.515	0.456	0.472	(0.377)	(0.080)
Less dividends and distributions from:
Net investment income	(0.396)	(0.464)	(0.285)	(0.115)	(0.074)
Net realized gain	—	—	—	(0.051)	(0.049)
Return of capital	—	(0.001)	—	—	—
Total dividends and distributions	(0.396)	(0.465)	(0.285)	(0.166)	(0.123)
Net asset value, end of period	$9.959	$9.840	$9.849	$9.662	$10.205
Total return[2]	5.25%	4.63%	4.91%	(3.69% )	(0.77% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$282,702	$257,088	$218,013	$202,006	$183,965
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of net investment income to average net assets	4.16%	4.31%	3.20%	1.13%	0.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.12%	4.27%	3.16%	1.10%	0.55%
Portfolio turnover	54%	57%	51%	59%	50%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP SSGA Short-Term Bond Index Fund-19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$101,111	$109,882	$106,087	$317,080
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$24,351
Legal	4,043
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,488 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Short-Term Bond Index Fund-20

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$12,039
Management fees payable to LFI	72,716
Distribution fees payable to LFD	59,864
Shareholder servicing fees payable to Lincoln Life	7,531
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$158,608,142
Sales	161,151,468
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$300,657,180
Aggregate unrealized appreciation of investments	$2,906,433
Aggregate unrealized depreciation of investments	(47,330)
Net unrealized appreciation of investments	$2,859,103
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$301,626,374	$—	$301,626,374
Money Market Fund	1,889,909	—	—	1,889,909
Total Investments	$1,889,909	$301,626,374	$—	$303,516,283
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund-21

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended	Year Ended
	12/31/25	12/31/24
Ordinary income	$11,754,830	$13,866,198
Return of capital	—	27,009
Total	$11,754,830	$13,893,207
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$624,654
Capital loss carryforward	(9,051,130)
Net unrealized appreciation	2,859,103
Distributable earnings/(accumulated loss)	$(5,567,373)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the period ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$313,942	$8,737,188	$9,051,130
In 2025, the Fund utilized $1,280,758 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	791,322	1,434,633
Service Class	9,853,879	10,086,167
Shares reinvested:
Standard Class	97,143	223,182
Service Class	1,087,894	1,183,483
	11,830,238	12,927,465
Shares redeemed:
Standard Class	(3,274,151)	(3,519,074)
Service Class	(8,681,455)	(7,278,468)
	(11,955,606)	(10,797,542)
Net increase (decrease)	(125,368)	2,129,923
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
LVIP SSGA Short-Term Bond Index Fund-22

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund-23

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Short-Term Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Short-Term Bond Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Short-Term Bond Index Fund–24

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA Small-Cap Index Fund

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.54%
Aerospace & Defense–1.85%
†AAR Corp.	25,798	$2,135,816
†AeroVironment, Inc.	25,805	6,241,971
†AerSale Corp.	23,500	167,085
†Archer Aviation, Inc. Class A	431,100	3,241,872
†Astronics Corp.	21,205	1,150,159
†Byrna Technologies, Inc.	13,000	218,270
Cadre Holdings, Inc.	20,900	853,556
†Ducommun, Inc.	9,900	941,787
†Eve Holding, Inc.	58,400	233,016
†Firefly Aerospace, Inc.	13,300	297,521
†Intuitive Machines, Inc.	79,400	1,288,662
†Kratos Defense & Security Solutions, Inc.	115,350	8,756,219
†Mercury Systems, Inc.	35,800	2,613,758
Moog, Inc. Class A	19,381	4,720,243
National Presto Industries, Inc.	3,872	413,375
Park Aerospace Corp.	13,788	294,236
†Redwire Corp.	46,100	350,360
†Satellogic, Inc. Class A	53,600	100,232
†V2X, Inc.	12,600	687,330
†Voyager Technologies, Inc. Class A	8,600	224,804
VSE Corp.	14,666	2,533,845
		37,464,117
Air Freight & Logistics–0.11%
†Forward Air Corp.	15,139	378,475
Hub Group, Inc. Class A	41,388	1,763,543
†Radiant Logistics, Inc.	19,076	120,751
		2,262,769
Automobile Components–1.05%
†Adient PLC	57,700	1,106,109
†American Axle & Manufacturing Holdings, Inc.	80,284	514,620
†Cooper-Standard Holdings, Inc.	12,300	403,809
Dana, Inc.	83,672	1,988,047
†Dorman Products, Inc.	19,373	2,386,560
†Fox Factory Holding Corp.	30,504	521,924
Garrett Motion, Inc.	96,300	1,678,509
†Gentherm, Inc.	21,564	784,283
†Goodyear Tire & Rubber Co.	186,316	1,632,128
†Holley, Inc.	33,300	137,529
LCI Industries	16,443	1,995,194
†Motorcar Parts of America, Inc.	7,100	87,614
Patrick Industries, Inc.	22,656	2,456,590
Phinia, Inc.	26,100	1,636,209
†Solid Power, Inc.	107,300	456,025
Standard Motor Products, Inc.	15,251	561,999
†Strattec Security Corp.	3,000	228,420
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
Visteon Corp.	19,500	$1,854,450
†XPEL, Inc.	17,164	856,655
		21,286,674
Automobiles–0.05%
†Faraday Future Intelligent Electric, Inc.	87,800	89,556
†Livewire Group, Inc.	28,500	125,970
Winnebago Industries, Inc.	19,173	776,890
		992,416
Banks–9.86%
1st Source Corp.	12,734	795,748
ACNB Corp.	7,500	362,625
Amalgamated Financial Corp.	16,700	534,901
Amerant Bancorp, Inc.	24,500	477,995
Ameris Bancorp	46,012	3,417,311
Ames National Corp.	5,900	135,464
Arrow Financial Corp.	11,779	369,861
Associated Banc-Corp.	114,700	2,954,672
Atlantic Union Bankshares Corp.	99,737	3,520,716
†Axos Financial, Inc.	38,360	3,305,098
Banc of California, Inc.	91,130	1,757,898
BancFirst Corp.	14,886	1,578,214
†Bancorp, Inc.	29,947	2,022,021
Bank First Corp.	6,500	791,830
Bank of Hawaii Corp.	27,500	1,880,175
Bank of Marin Bancorp	10,198	265,250
Bank of NT Butterfield & Son Ltd.	29,100	1,449,762
Bank7 Corp.	2,900	118,842
BankFinancial Corp.	8,200	98,400
BankUnited, Inc.	52,800	2,353,296
Bankwell Financial Group, Inc.	4,700	215,354
Banner Corp.	23,419	1,467,435
Bar Harbor Bankshares	11,268	349,871
BayCom Corp.	7,500	220,500
BCB Bancorp, Inc.	8,000	64,560
Beacon Financial Corp.	58,647	1,546,521
†Blue Foundry Bancorp	14,800	183,964
Blue Ridge Bankshares, Inc.	50,000	213,500
†Bridgewater Bancshares, Inc.	14,900	261,197
Burke & Herbert Financial Services Corp.	9,620	599,422
Business First Bancshares, Inc.	19,800	517,572
†BV Financial, Inc.	4,400	79,816
Byline Bancorp, Inc.	20,200	588,830
C&F Financial Corp.	2,100	152,439
Cadence Bank	130,404	5,586,507
California BanCorp	15,017	280,367
LVIP SSGA Small-Cap Index Fund-1

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Camden National Corp.	11,955	$518,608
Capital Bancorp, Inc.	8,200	230,994
Capital City Bank Group, Inc.	10,284	437,790
Capitol Federal Financial, Inc.	86,500	589,065
†Carter Bankshares, Inc.	14,719	289,376
Cathay General Bancorp	46,503	2,250,280
CB Financial Services, Inc.	3,700	128,982
Central Pacific Financial Corp.	19,130	596,091
CF Bankshares, Inc.	1,700	42,415
†Chain Bridge Bancorp, Inc. Class A	1,400	48,496
Chemung Financial Corp.	2,400	133,920
ChoiceOne Financial Services, Inc.	9,900	292,248
Citizens & Northern Corp.	10,213	205,996
Citizens Community Bancorp, Inc.	4,900	87,318
Citizens Financial Services, Inc.	3,362	191,701
City Holding Co.	9,897	1,179,722
Civista Bancshares, Inc.	11,600	257,752
CNB Financial Corp.	19,908	520,992
†Coastal Financial Corp.	9,200	1,054,228
Colony Bankcorp, Inc.	12,500	222,750
†Columbia Financial, Inc.	18,900	293,706
Community Financial System, Inc.	37,128	2,132,632
Community Trust Bancorp, Inc.	11,130	628,845
Community West Bancshares	11,400	256,500
ConnectOne Bancorp, Inc.	34,880	914,554
†Customers Bancorp, Inc.	21,180	1,548,682
CVB Financial Corp.	91,059	1,693,697
Dime Community Bancshares, Inc.	28,563	859,461
Eagle Bancorp Montana, Inc.	3,800	75,620
Eagle Bancorp, Inc.	19,946	427,243
Eagle Financial Services, Inc.	3,000	119,385
Eastern Bankshares, Inc.	154,305	2,843,838
†ECB Bancorp, Inc.	5,800	100,862
Enterprise Financial Services Corp.	25,170	1,359,180
Equity Bancshares, Inc. Class A	9,300	415,245
Esquire Financial Holdings, Inc.	5,300	540,971
Farmers & Merchants Bancorp, Inc.	9,400	232,368
Farmers National Banc Corp.	25,692	342,217
†FB Bancorp, Inc.	8,500	109,225
FB Financial Corp.	29,331	1,636,670
Fidelity D&D Bancorp, Inc.	3,600	156,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Financial Institutions, Inc.	11,467	$357,426
Finward Bancorp	2,100	73,899
†Finwise Bancorp	7,100	127,374
First BanCorp	110,935	2,299,683
First Bancorp, Inc.	7,480	197,771
First Bancorp/Southern Pines NC	28,909	1,468,288
First Bank	13,600	223,856
First Busey Corp.	58,296	1,386,862
First Business Financial Services, Inc.	5,900	320,370
First Capital, Inc.	2,600	153,920
First Commonwealth Financial Corp.	72,239	1,217,950
First Community Bankshares, Inc.	10,734	362,058
First Community Corp.	5,000	148,250
First Financial Bancorp	65,017	1,626,725
First Financial Bankshares, Inc.	94,384	2,819,250
First Financial Corp.	8,269	499,613
†First Foundation, Inc.	47,005	289,551
First Internet Bancorp	6,000	125,220
First Interstate BancSystem, Inc. Class A	63,143	2,184,748
First Merchants Corp.	39,468	1,479,261
First Mid Bancshares, Inc.	14,813	577,707
First National Corp.	5,200	131,248
First Savings Financial Group, Inc.	3,500	111,510
First United Corp.	4,500	168,480
†First Western Financial, Inc.	5,900	158,179
†Firstsun Capital Bancorp	9,100	342,478
Five Star Bancorp	11,300	404,314
Flagstar Bank NA	214,366	2,698,868
Flushing Financial Corp.	23,797	361,000
Franklin Financial Services Corp.	2,900	145,580
FS Bancorp, Inc.	4,500	185,265
Fulton Financial Corp.	125,700	2,429,781
FVCBankcorp, Inc.	11,250	156,488
†GBank Financial Holdings, Inc.	7,000	237,230
German American Bancorp, Inc.	25,177	986,435
Glacier Bancorp, Inc.	89,810	3,956,130
Great Southern Bancorp, Inc.	5,670	349,045
Greene County Bancorp, Inc.	5,100	113,373
Hancock Whitney Corp.	58,633	3,733,749
Hanmi Financial Corp.	22,042	595,795
Hanover Bancorp, Inc.	2,500	57,775
Hawthorn Bancshares, Inc.	4,300	149,984
HBT Financial, Inc.	8,600	222,310
Heritage Commerce Corp.	44,438	533,700
Heritage Financial Corp.	23,855	564,171
LVIP SSGA Small-Cap Index Fund-2

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hilltop Holdings, Inc.	30,275	$1,027,533
Hingham Institution For Savings	1,160	329,394
Home Bancorp, Inc.	4,874	281,717
Home BancShares, Inc.	129,628	3,601,066
HomeTrust Bancshares, Inc.	11,341	486,983
Hope Bancorp, Inc.	82,958	909,220
Horizon Bancorp, Inc.	30,882	523,759
Independent Bank Corp.	49,003	3,009,020
International Bancshares Corp.	37,964	2,522,328
Investar Holding Corp.	6,800	181,696
John Marshall Bancorp, Inc.	9,300	185,907
Kearny Financial Corp.	38,637	286,300
Lakeland Financial Corp.	17,717	1,010,932
Landmark Bancorp, Inc.	3,580	93,760
LCNB Corp.	9,300	152,427
LINKBANCORP, Inc.	16,600	137,116
Live Oak Bancshares, Inc.	24,600	845,010
MainStreet Bancshares, Inc.	4,400	89,584
Mechanics Bancorp Class A	33,629	491,992
Mercantile Bank Corp.	11,233	540,307
Meridian Corp.	6,700	117,786
Metrocity Bankshares, Inc.	13,100	347,674
Metropolitan Bank Holding Corp.	6,300	481,068
Mid Penn Bancorp, Inc.	13,800	428,076
Middlefield Banc Corp.	5,600	193,424
Midland States Bancorp, Inc.	15,704	332,454
MidWestOne Financial Group, Inc.	10,542	405,867
MVB Financial Corp.	8,300	214,389
National Bank Holdings Corp. Class A	26,652	1,013,043
National Bankshares, Inc.	4,100	137,473
NB Bancorp, Inc.	27,239	539,877
NBT Bancorp, Inc.	35,539	1,475,579
Nicolet Bankshares, Inc.	9,000	1,091,700
Northeast Bank	5,300	550,829
Northeast Community Bancorp, Inc.	8,300	187,663
Northfield Bancorp, Inc.	25,756	294,391
Northpointe Bancshares, Inc.	8,300	139,274
Northrim BanCorp, Inc.	16,000	425,760
Northwest Bancshares, Inc.	100,603	1,207,236
Norwood Financial Corp.	5,500	154,275
Oak Valley Bancorp	4,900	147,294
OceanFirst Financial Corp.	39,567	710,228
OFG Bancorp	30,288	1,241,202
Ohio Valley Banc Corp.	3,000	119,940
Old National Bancorp	244,951	5,464,857
Old Second Bancorp, Inc.	32,746	638,547
OP Bancorp	7,900	111,548
Orange County Bancorp, Inc.	7,000	199,850
Origin Bancorp, Inc.	21,100	793,571
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Orrstown Financial Services, Inc.	13,000	$460,460
Park National Corp.	10,376	1,579,020
Parke Bancorp, Inc.	6,700	167,768
Pathward Financial, Inc.	15,400	1,093,400
†Patriot National Bancorp, Inc.	38,500	70,070
PCB Bancorp	7,400	160,210
Peapack-Gladstone Financial Corp.	11,591	322,809
Peoples Bancorp of North Carolina, Inc.	3,200	115,840
Peoples Bancorp, Inc.	23,540	706,906
Peoples Financial Services Corp.	6,677	325,237
†Pioneer Bancorp, Inc.	8,300	111,884
Plumas Bancorp	4,100	183,229
†Ponce Financial Group, Inc.	13,200	215,820
Preferred Bank	8,046	759,784
Primis Financial Corp.	16,200	225,342
Princeton Bancorp, Inc.	4,200	145,698
Provident Financial Services, Inc.	88,863	1,755,044
QCR Holdings, Inc.	11,500	957,950
RBB Bancorp	11,132	229,764
Red River Bancshares, Inc.	3,400	242,862
Renasant Corp.	65,708	2,314,236
Republic Bancorp, Inc. Class A	5,725	394,968
Richmond Mutual BanCorp, Inc.	7,100	99,684
Riverview Bancorp, Inc.	14,200	71,284
S&T Bancorp, Inc.	26,224	1,031,914
SB Financial Group, Inc.	4,700	104,669
Seacoast Banking Corp. of Florida	60,631	1,905,026
ServisFirst Bancshares, Inc.	36,200	2,598,798
Shore Bancshares, Inc.	22,944	405,650
Sierra Bancorp	8,866	289,741
Simmons First National Corp. Class A	93,970	1,771,334
SmartFinancial, Inc.	10,100	373,599
Sound Financial Bancorp, Inc.	1,100	47,993
South Plains Financial, Inc.	8,877	344,428
†Southern First Bancshares, Inc.	5,715	294,437
Southern Missouri Bancorp, Inc.	6,798	401,898
Southside Bancshares, Inc.	20,167	612,875
SR Bancorp, Inc.	4,900	77,126
Stellar Bancorp, Inc.	33,610	1,039,893
=†Sterling Bancorp, Inc.	14,600	0
Stock Yards Bancorp, Inc.	18,732	1,216,643
LVIP SSGA Small-Cap Index Fund-3

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	32,000	$2,897,280
†Third Coast Bancshares, Inc.	9,500	361,095
Timberland Bancorp, Inc.	5,700	204,060
Tompkins Financial Corp.	9,659	700,471
Towne Bank	50,737	1,693,094
TriCo Bancshares	21,313	1,009,597
†Triumph Financial, Inc.	16,200	1,014,606
TrustCo Bank Corp.	14,000	578,620
Trustmark Corp.	38,479	1,498,757
UMB Financial Corp.	50,397	5,797,671
Union Bankshares, Inc.	2,700	64,071
United Bankshares, Inc.	95,678	3,674,035
United Community Banks, Inc.	84,596	2,641,087
United Security Bancshares	10,400	104,728
Unity Bancorp, Inc.	5,400	279,288
Univest Financial Corp.	20,620	675,099
USCB Financial Holdings, Inc.	8,100	149,202
Valley National Bancorp	338,576	3,954,568
Virginia National Bankshares Corp.	3,400	135,490
WaFd, Inc.	53,584	1,716,296
Washington Trust Bancorp, Inc.	12,275	362,726
WesBanco, Inc.	65,975	2,193,009
West BanCorp, Inc.	10,696	237,344
Westamerica BanCorp	16,281	778,720
Western New England Bancorp, Inc.	14,400	181,728
WSFS Financial Corp.	38,936	2,150,825
		199,366,623
Beverages–0.12%
MGP Ingredients, Inc.	10,500	255,150
†National Beverage Corp.	16,434	524,080
†Vita Coco Co., Inc.	30,200	1,600,902
†Zevia PBC Class A	24,900	57,768
		2,437,900
Biotechnology–9.23%
†4D Molecular Therapeutics, Inc.	29,300	219,750
†Abeona Therapeutics, Inc.	33,900	178,653
†Absci Corp.	88,000	307,120
†ACADIA Pharmaceuticals, Inc.	85,500	2,283,705
†Actuate Therapeutics, Inc.	1,500	9,180
†ADC Therapeutics SA	53,800	189,914
†ADMA Biologics, Inc.	163,600	2,984,064
†Agios Pharmaceuticals, Inc.	40,200	1,094,244
†Akebia Therapeutics, Inc.	183,000	294,630
†Aldeyra Therapeutics, Inc.	36,000	186,480
†Alector, Inc.	59,889	93,427
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alkermes PLC	111,700	$3,125,366
†Allogene Therapeutics, Inc.	93,800	128,506
†Altimmune, Inc.	52,700	190,247
†Amicus Therapeutics, Inc.	199,400	2,839,456
†AnaptysBio, Inc.	13,700	664,176
†Anavex Life Sciences Corp.	61,300	218,228
†Anika Therapeutics, Inc.	9,395	90,286
†Annexon, Inc.	74,500	373,990
†Apogee Therapeutics, Inc.	25,700	1,939,836
†Arbutus Biopharma Corp.	109,100	524,771
†Arcellx, Inc.	24,400	1,590,880
†Arcturus Therapeutics Holdings, Inc.	17,000	104,210
†Arcus Biosciences, Inc.	51,100	1,217,713
†Arcutis Biotherapeutics, Inc.	76,700	2,227,368
†Ardelyx, Inc.	165,200	963,116
†ArriVent Biopharma, Inc.	17,000	342,040
†Arrowhead Pharmaceuticals, Inc.	91,232	6,056,892
†ARS Pharmaceuticals, Inc.	40,200	468,330
†Astria Therapeutics, Inc.	23,700	310,233
†aTyr Pharma, Inc.	67,100	52,546
†Aura Biosciences, Inc.	27,400	149,330
†Aurinia Pharmaceuticals, Inc.	82,100	1,309,495
†Avidity Biosciences, Inc.	79,300	5,719,909
†Avita Medical, Inc.	1,300	4,485
†Beam Therapeutics, Inc.	68,500	1,898,820
†Benitec Biopharma, Inc.	11,300	152,211
†Bicara Therapeutics, Inc.	23,200	390,456
†BioCryst Pharmaceuticals, Inc.	149,303	1,164,563
†Biohaven Ltd.	64,450	727,640
†Bridgebio Pharma, Inc.	109,685	8,389,806
†Bright Minds Biosciences, Inc.	3,600	280,944
†Candel Therapeutics, Inc.	21,700	122,605
†Capricor Therapeutics, Inc.	27,400	790,764
†Cardiff Oncology, Inc.	44,100	123,921
†CareDx, Inc.	38,300	721,572
†Cartesian Therapeutics, Inc.	7,126	51,378
†Catalyst Pharmaceuticals, Inc.	82,700	1,930,218
†Celcuity, Inc.	22,000	2,194,280
†Celldex Therapeutics, Inc.	46,400	1,260,224
†CG oncology, Inc.	38,200	1,586,064
†Cidara Therapeutics, Inc.	13,600	3,004,104
†Cogent Biosciences, Inc.	95,300	3,385,056
†Coherus Oncology, Inc.	83,905	119,145
†Compass Therapeutics, Inc.	85,940	461,498
†Corvus Pharmaceuticals, Inc.	40,800	314,160
†CRISPR Therapeutics AG	59,500	3,120,180
†Cullinan Therapeutics, Inc.	38,900	402,615
†Cytokinetics, Inc.	80,666	5,125,518
LVIP SSGA Small-Cap Index Fund-4

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Day One Biopharmaceuticals, Inc.	52,600	$490,232
†Denali Therapeutics, Inc.	94,100	1,553,591
†Design Therapeutics, Inc.	13,300	124,754
†DiaMedica Therapeutics, Inc.	20,900	166,364
†Dianthus Therapeutics, Inc.	16,000	659,360
†Disc Medicine, Inc.	16,200	1,286,442
†Dynavax Technologies Corp.	73,415	1,129,123
†Dyne Therapeutics, Inc.	83,800	1,639,128
†Editas Medicine, Inc.	61,938	126,973
†Eledon Pharmaceuticals, Inc.	45,900	69,309
†Emergent BioSolutions, Inc.	37,900	468,444
†Enanta Pharmaceuticals, Inc.	16,700	263,359
†Entrada Therapeutics, Inc.	18,300	188,124
†Erasca, Inc.	134,300	499,596
†Fate Therapeutics, Inc.	71,854	70,604
†Fennec Pharmaceuticals, Inc.	18,500	142,450
†Foghorn Therapeutics, Inc.	20,000	108,000
†Geron Corp.	366,294	483,508
†Gossamer Bio, Inc.	138,600	429,660
†GRAIL, Inc.	24,200	2,071,278
†Greenwich Lifesciences, Inc.	4,700	98,747
†Gyre Therapeutics, Inc.	5,500	38,830
†Heron Therapeutics, Inc.	118,392	153,910
†Humacyte, Inc.	97,200	93,361
†Ideaya Biosciences, Inc.	56,900	1,967,033
†ImmunityBio, Inc.	179,000	354,420
†Immunome, Inc.	63,500	1,363,980
†Immunovant, Inc.	48,000	1,220,160
†Inhibikase Therapeutics, Inc.	48,000	98,400
†Inhibrx Biosciences, Inc.	6,600	521,400
†Inmune Bio, Inc.	9,600	14,976
†Intellia Therapeutics, Inc.	69,700	626,603
†Iovance Biotherapeutics, Inc.	204,200	557,466
†Ironwood Pharmaceuticals, Inc.	104,872	353,419
Jade Biosciences, Inc.	30,551	471,402
†Janux Therapeutics, Inc.	28,900	398,820
†KalVista Pharmaceuticals, Inc.	27,600	445,740
†Keros Therapeutics, Inc.	14,750	300,310
†Kodiak Sciences, Inc.	23,315	651,887
†Korro Bio, Inc.	4,500	36,045
†Krystal Biotech, Inc.	17,146	4,227,175
†Kura Oncology, Inc.	55,399	575,596
†Kymera Therapeutics, Inc.	38,000	2,956,780
†Larimar Therapeutics, Inc.	31,200	118,872
†Lexeo Therapeutics, Inc.	42,100	418,053
†Madrigal Pharmaceuticals, Inc.	12,854	7,485,398
†MannKind Corp.	215,900	1,224,153
†MapLight Therapeutics, Inc.	9,600	168,624
†MeiraGTx Holdings PLC	30,592	243,206
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
=†Merrimack Pharmaceuticals, Inc.	1,500	$0
†MiMedx Group, Inc.	84,100	569,357
†Mineralys Therapeutics, Inc.	31,700	1,150,393
†Mirum Pharmaceuticals, Inc.	28,900	2,282,811
†Monopar Therapeutics, Inc.	3,000	195,900
†Monte Rosa Therapeutics, Inc.	31,000	486,080
†Myriad Genetics, Inc.	66,500	408,975
†Neurogene, Inc.	7,100	146,260
†Nkarta, Inc.	42,000	77,700
†Novavax, Inc.	107,000	719,040
†Nurix Therapeutics, Inc.	66,600	1,263,402
†Nuvalent, Inc. Class A	32,631	3,282,352
†Nuvectis Pharma, Inc.	10,200	77,010
†Olema Pharmaceuticals, Inc.	42,400	1,060,000
†Organogenesis Holdings, Inc.	51,300	265,734
†ORIC Pharmaceuticals, Inc.	40,800	333,744
†Oruka Therapeutics, Inc.	25,000	757,750
†Palvella Therapeutics, Inc.	5,000	523,350
†Perspective Therapeutics, Inc.	42,100	115,775
†Praxis Precision Medicines, Inc.	15,600	4,597,944
†Precigen, Inc.	122,000	509,960
†Prime Medicine, Inc.	66,200	229,714
†Protagonist Therapeutics, Inc.	40,100	3,502,334
†Protalix BioTherapeutics, Inc.	55,400	99,720
†Protara Therapeutics, Inc.	25,700	136,981
†Prothena Corp. PLC	27,600	263,580
†PTC Therapeutics, Inc.	54,624	4,149,239
†Puma Biotechnology, Inc.	33,200	197,540
†Recursion Pharmaceuticals, Inc. Class A	253,900	1,038,451
†REGENXBIO, Inc.	35,600	512,640
†Relay Therapeutics, Inc.	94,400	798,624
†Replimune Group, Inc.	48,376	470,215
†Rezolute, Inc.	48,800	115,168
†Rhythm Pharmaceuticals, Inc.	37,200	3,981,888
†Rigel Pharmaceuticals, Inc.	12,606	539,915
†Rocket Pharmaceuticals, Inc.	57,300	201,123
†Sana Biotechnology, Inc.	112,100	456,247
†Savara, Inc.	90,700	546,921
†Scholar Rock Holding Corp.	58,000	2,554,900
†SELLAS Life Sciences Group, Inc.	77,200	291,044
†Sionna Therapeutics, Inc.	10,500	431,970
†Soleno Therapeutics, Inc.	31,300	1,449,190
†Solid Biosciences, Inc.	36,600	206,424
†Spyre Therapeutics, Inc.	45,400	1,487,304
†Stoke Therapeutics, Inc.	30,300	961,722
LVIP SSGA Small-Cap Index Fund-5

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Syndax Pharmaceuticals, Inc.	58,106	$1,220,807
†Tango Therapeutics, Inc.	71,700	635,262
†Taysha Gene Therapies, Inc.	149,600	822,800
†Tectonic Therapeutic, Inc.	8,500	177,310
†Tevogen Bio Holdings, Inc.	13,400	4,437
†TG Therapeutics, Inc.	102,200	3,046,582
†Tonix Pharmaceuticals Holding Corp.	7,600	118,712
†Travere Therapeutics, Inc.	56,600	2,162,686
†TriSalus Life Sciences, Inc.	15,500	108,190
†TuHURA Biosciences, Inc.	15,600	11,804
†Twist Bioscience Corp.	42,300	1,341,756
†Tyra Biosciences, Inc.	15,000	394,350
†Upstream Bio, Inc.	23,300	632,595
†UroGen Pharma Ltd.	27,000	632,340
†Vanda Pharmaceuticals, Inc.	44,181	389,676
†Vaxcyte, Inc.	78,900	3,640,446
†Vera Therapeutics, Inc.	37,800	1,914,192
†Veracyte, Inc.	53,800	2,264,980
†Verastem, Inc.	35,200	271,744
†Vericel Corp.	35,700	1,285,557
†Vir Biotechnology, Inc.	68,400	412,452
†Viridian Therapeutics, Inc.	52,800	1,643,136
†Voyager Therapeutics, Inc.	34,100	134,013
†Xencor, Inc.	50,100	767,031
†Xenon Pharmaceuticals, Inc.	52,200	2,339,604
†XOMA Royalty Corp.	6,200	164,858
†Zenas Biopharma, Inc.	12,800	464,768
†Zymeworks, Inc.	36,300	955,779
		186,729,641
Broadline Retail–0.10%
†Groupon, Inc.	18,600	327,546
Kohl's Corp.	76,600	1,563,406
†Savers Value Village, Inc.	17,900	167,186
		2,058,138
Building Products–1.46%
†American Woodmark Corp.	9,975	537,653
Apogee Enterprises, Inc.	14,447	526,015
AZZ, Inc.	20,545	2,202,013
CSW Industrials, Inc.	11,360	3,334,501
†Gibraltar Industries, Inc.	20,956	1,036,065
Griffon Corp.	26,031	1,917,183
Insteel Industries, Inc.	12,839	406,611
†Janus International Group, Inc.	95,100	621,954
†JELD-WEN Holding, Inc.	64,859	159,553
†Masterbrand, Inc.	88,800	980,352
†Modine Manufacturing Co.	36,522	4,876,052
Quanex Building Products Corp.	33,552	516,030
†Resideo Technologies, Inc.	90,600	3,181,872
Tecnoglass, Inc.	17,300	870,536
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
UFP Industries, Inc.	39,710	$3,615,595
Zurn Elkay Water Solutions Corp.	104,100	4,839,609
		29,621,594
Capital Markets–1.79%
Acadian Asset Management, Inc.	19,217	903,199
†AlTi Global, Inc.	26,600	123,424
Artisan Partners Asset Management, Inc. Class A	43,900	1,788,486
†Bakkt Holdings, Inc.	9,100	91,364
BGC Group, Inc. Class A	254,400	2,271,792
Cohen & Steers, Inc.	19,869	1,247,376
Diamond Hill Investment Group, Inc.	1,832	310,524
DigitalBridge Group, Inc.	122,750	1,882,985
†Donnelley Financial Solutions, Inc.	18,300	854,427
†Forge Global Holdings, Inc.	7,166	319,317
GCM Grosvenor, Inc. Class A	26,000	294,320
†Innventure, Inc.	16,300	68,134
Marex Group PLC	38,000	1,457,680
MarketWise, Inc.	1,280	19,226
†Miami International Holdings, Inc.	12,200	541,436
Moelis & Co. Class A	51,700	3,553,858
†Open Lending Corp. Class A	74,700	115,785
P10, Inc. Class A	40,100	393,381
Patria Investments Ltd. Class A	44,000	699,160
Perella Weinberg Partners	44,900	776,770
Piper Sandler Cos.	12,048	4,092,826
PJT Partners, Inc. Class A	16,000	2,675,200
†Siebert Financial Corp.	8,100	28,431
Silvercrest Asset Management Group, Inc. Class A	5,400	82,026
StepStone Group, Inc. Class A	48,100	3,086,577
†StoneX Group, Inc.	32,429	3,084,971
Value Line, Inc.	700	26,901
Victory Capital Holdings, Inc. Class A	31,460	1,984,811
Virtus Investment Partners, Inc.	4,632	755,711
†Webull Corp.	184,000	1,429,680
Westwood Holdings Group, Inc.	5,900	101,539
WisdomTree, Inc.	86,108	1,049,656
		36,110,973
Chemicals–1.48%
AdvanSix, Inc.	16,400	283,720
†American Vanguard Corp.	20,395	77,909
LVIP SSGA Small-Cap Index Fund-6

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Arq, Inc.	22,400	$73,248
†ASP Isotopes, Inc.	60,900	325,815
†Aspen Aerogels, Inc.	47,300	133,859
Avient Corp.	63,002	1,968,183
Balchem Corp.	22,509	3,451,980
Cabot Corp.	36,400	2,412,592
Chemours Co.	107,400	1,266,246
†Core Molding Technologies, Inc.	5,800	116,290
†Ecovyst, Inc.	80,300	781,319
†Flotek Industries, Inc.	11,100	191,253
Hawkins, Inc.	13,736	1,951,336
HB Fuller Co.	37,609	2,236,231
†Ingevity Corp.	25,653	1,518,145
Innospec, Inc.	16,404	1,255,562
†Intrepid Potash, Inc.	8,200	227,386
Koppers Holdings, Inc.	12,560	340,125
Kronos Worldwide, Inc.	15,689	69,345
†LSB Industries, Inc.	37,400	317,900
Mativ Holdings, Inc.	40,079	486,960
Minerals Technologies, Inc.	21,664	1,320,421
Orion SA	39,895	210,646
†Perimeter Solutions, Inc.	98,278	2,705,593
†PureCycle Technologies, Inc.	92,200	791,998
Quaker Chemical Corp.	9,713	1,333,692
†Rayonier Advanced Materials, Inc.	47,500	279,775
Sensient Technologies Corp.	29,595	2,780,450
†Solesence, Inc.	15,000	23,925
Stepan Co.	13,770	652,147
Trinseo PLC	26,900	13,369
Tronox Holdings PLC	87,200	363,624
Valhi, Inc.	1,400	16,870
		29,977,914
Commercial Services & Supplies–1.43%
ABM Industries, Inc.	41,523	1,756,423
ACCO Brands Corp.	53,524	199,644
†ACV Auctions, Inc. Class A	120,000	962,400
†BrightView Holdings, Inc.	45,400	575,218
Brink's Co.	29,060	3,392,174
†Casella Waste Systems, Inc. Class A	43,434	4,253,926
†Cimpress PLC	10,734	714,777
CompX International, Inc.	1,338	31,135
†CoreCivic, Inc.	74,281	1,419,510
Deluxe Corp.	30,340	677,492
Ennis, Inc.	14,462	260,461
†Enviri Corp.	55,200	989,184
†GEO Group, Inc.	94,438	1,522,341
†Healthcare Services Group, Inc.	51,081	976,669
HNI Corp.	43,889	1,845,090
Interface, Inc.	41,321	1,153,682
†Liquidity Services, Inc.	16,373	496,266
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
MillerKnoll, Inc.	46,905	$857,423
†Mobile Infrastructure Corp.	9,900	25,245
†Montrose Environmental Group, Inc.	22,800	566,124
NL Industries, Inc.	6,336	34,658
†OPENLANE, Inc.	73,900	2,200,742
†Perma-Fix Environmental Services, Inc.	13,100	164,929
Pitney Bowes, Inc.	115,200	1,217,664
Quad/Graphics, Inc.	21,400	134,178
UniFirst Corp.	10,267	1,980,504
Vestis Corp.	82,400	549,608
Virco Mfg. Corp.	8,300	53,037
		29,010,504
Communications Equipment–0.92%
†ADTRAN Holdings, Inc.	54,248	471,415
†Applied Optoelectronics, Inc.	40,600	1,415,316
†Aviat Networks, Inc.	8,800	188,144
†BK Technologies Corp.	2,100	156,639
†Calix, Inc.	41,931	2,219,408
†Clearfield, Inc.	8,300	241,945
†CommScope Holding Co., Inc.	151,400	2,744,882
†Digi International, Inc.	25,743	1,114,415
†Extreme Networks, Inc.	92,545	1,540,874
†Harmonic, Inc.	78,388	775,257
†Inseego Corp.	9,800	100,646
†NETGEAR, Inc.	19,434	476,716
†NetScout Systems, Inc.	48,856	1,322,043
†Ribbon Communications, Inc.	69,502	200,166
†Viasat, Inc.	84,300	2,904,978
†Viavi Solutions, Inc.	153,500	2,735,370
		18,608,214
Construction & Engineering–2.38%
†Ameresco, Inc. Class A	22,921	671,356
Arcosa, Inc.	33,600	3,572,352
Argan, Inc.	9,424	2,952,728
†Bowman Consulting Group Ltd.	9,900	326,898
†Centuri Holdings, Inc.	49,300	1,244,825
Concrete Pumping Holdings, Inc.	16,400	110,044
†Construction Partners, Inc. Class A	32,700	3,549,585
†Dycom Industries, Inc.	19,609	6,625,881
†Fluor Corp.	111,400	4,414,782
Granite Construction, Inc.	29,979	3,458,078
†Great Lakes Dredge & Dock Corp.	46,434	609,214
†IES Holdings, Inc.	6,380	2,481,948
†Legence Corp. Class A	23,400	1,007,136
†Limbach Holdings, Inc.	7,600	591,660
LVIP SSGA Small-Cap Index Fund-7

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Matrix Service Co.	19,600	$229,320
†MYR Group, Inc.	10,894	2,380,339
†NWPX Infrastructure, Inc.	6,748	421,682
†Orion Group Holdings, Inc.	27,500	273,350
Primoris Services Corp.	37,838	4,697,209
†Southland Holdings, Inc.	8,200	27,224
†Sterling Infrastructure, Inc.	20,600	6,308,338
Tutor Perini Corp.	31,606	2,118,234
		48,072,183
Construction Materials–0.20%
†Knife River Corp.	39,900	2,806,965
†Smith-Midland Corp.	1,900	69,046
†Titan America SA	17,500	288,400
U.S. Lime & Minerals, Inc.	7,735	926,189
		4,090,600
Consumer Finance–1.06%
†Atlanticus Holdings Corp.	3,915	262,109
Bread Financial Holdings, Inc.	32,300	2,391,169
†Consumer Portfolio Services, Inc.	6,000	55,980
†Dave, Inc.	6,800	1,505,588
†Encore Capital Group, Inc.	16,063	873,024
†Enova International, Inc.	16,923	2,660,296
FirstCash Holdings, Inc.	27,824	4,434,589
†Green Dot Corp. Class A	39,502	506,021
†LendingClub Corp.	80,760	1,529,594
†LendingTree, Inc.	7,700	408,793
Medallion Financial Corp.	11,600	119,364
Navient Corp.	42,500	552,500
Nelnet, Inc. Class A	7,638	1,015,549
†NerdWallet, Inc. Class A	29,500	399,725
†Oportun Financial Corp.	26,000	137,540
OppFi, Inc.	18,800	196,648
†PRA Group, Inc.	27,423	485,113
PROG Holdings, Inc.	27,305	805,225
Regional Management Corp.	6,243	241,916
†Upstart Holdings, Inc.	59,900	2,619,427
†World Acceptance Corp.	1,701	238,803
		21,438,973
Consumer Staples Distribution & Retail–0.44%
Andersons, Inc.	22,863	1,215,626
†Chefs' Warehouse, Inc.	25,935	1,616,529
†Grocery Outlet Holding Corp.	67,600	682,760
†HF Foods Group, Inc.	30,800	66,220
Ingles Markets, Inc. Class A	10,131	694,480
Natural Grocers by Vitamin Cottage, Inc.	9,389	235,194
PriceSmart, Inc.	18,132	2,224,252
†United Natural Foods, Inc.	41,999	1,414,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Village Super Market, Inc. Class A	5,313	$188,054
Weis Markets, Inc.	9,700	621,673
		8,958,894
Containers & Packaging–0.24%
Ardagh Metal Packaging SA	100,700	412,870
Greif, Inc. Class A	20,217	1,387,683
Myers Industries, Inc.	25,997	486,664
†O-I Glass, Inc.	108,400	1,599,984
†Ranpak Holdings Corp.	33,000	178,530
TriMas Corp.	22,425	794,966
		4,860,697
Distributors–0.06%
†GigaCloud Technology, Inc. Class A	16,700	655,976
Gold.com, Inc.	13,300	452,865
Weyco Group, Inc.	4,500	137,655
		1,246,496
Diversified Consumer Services–1.11%
†Adtalem Global Education, Inc.	25,217	2,609,203
†American Public Education, Inc.	11,900	449,820
Carriage Services, Inc.	9,935	420,251
†Coursera, Inc.	98,800	727,168
†Driven Brands Holdings, Inc.	43,900	650,598
†European Wax Center, Inc. Class A	20,600	74,160
†Frontdoor, Inc.	51,100	2,947,959
Graham Holdings Co. Class B	2,270	2,493,822
†KinderCare Learning Cos., Inc.	20,900	90,288
†Laureate Education, Inc.	87,500	2,946,125
†Lincoln Educational Services Corp.	21,700	524,055
Matthews International Corp. Class A	21,710	567,065
†McGraw Hill, Inc.	14,600	240,900
†Mister Car Wash, Inc.	70,800	393,648
†Nerdy, Inc.	35,500	36,920
OneSpaWorld Holdings Ltd.	66,800	1,385,432
Perdoceo Education Corp.	44,068	1,292,514
Strategic Education, Inc.	16,535	1,326,107
†Stride, Inc.	29,900	1,941,407
†Udemy, Inc.	69,300	405,405
†Universal Technical Institute, Inc.	33,400	872,742
†Zspace, Inc.	2,000	942
		22,396,531
Diversified REITs–0.53%
Alexander & Baldwin, Inc.	51,908	1,071,381
LVIP SSGA Small-Cap Index Fund-8

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs (continued)
Alpine Income Property Trust, Inc.	6,900	$115,368
American Assets Trust, Inc.	35,673	675,290
Armada Hoffler Properties, Inc.	53,200	352,184
Broadstone Net Lease, Inc.	133,700	2,322,369
CTO Realty Growth, Inc.	15,742	289,810
Essential Properties Realty Trust, Inc.	138,935	4,120,812
Gladstone Commercial Corp.	29,405	313,751
Global Net Lease, Inc.	140,428	1,207,681
Modiv Industrial, Inc.	7,400	106,486
NexPoint Diversified Real Estate Trust	25,289	96,857
		10,671,989
Diversified Telecommunication Services–0.56%
†Anterix, Inc.	8,500	185,555
ATN International, Inc.	7,592	173,098
†Bandwidth, Inc. Class A	19,200	296,640
Cogent Communications Holdings, Inc.	31,904	687,850
†Globalstar, Inc.	35,386	2,159,962
IDT Corp. Class B	11,500	588,915
†Liberty Latin America Ltd. Class A	112,471	837,688
†Lumen Technologies, Inc.	665,900	5,174,043
Shenandoah Telecommunications Co.	37,150	429,454
Uniti Group, Inc.	100,911	707,386
		11,240,591
Electric Utilities–0.95%
Genie Energy Ltd. Class B	16,400	225,992
†Hawaiian Electric Industries, Inc.	123,900	1,523,970
MGE Energy, Inc.	25,915	2,032,254
†Oklo, Inc.	75,800	5,439,408
Otter Tail Corp.	26,981	2,180,335
Portland General Electric Co.	78,900	3,786,411
TXNM Energy, Inc.	66,736	3,929,416
		19,117,786
Electrical Equipment–2.41%
Allient, Inc.	10,800	580,500
†American Superconductor Corp.	31,200	897,936
†Amprius Technologies, Inc.	74,200	585,438
†Array Technologies, Inc.	107,300	989,306
Atkore, Inc.	23,300	1,473,725
†Bloom Energy Corp. Class A	151,845	13,193,812
EnerSys	26,022	3,818,728
†Enovix Corp.	118,000	862,580
†Eos Energy Enterprises, Inc.	212,800	2,438,688
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Fluence Energy, Inc.	45,300	$896,034
†Hyliion Holdings Corp.	93,100	171,304
†KULR Technology Group, Inc.	25,800	76,368
LSI Industries, Inc.	18,800	344,416
†NANO Nuclear Energy, Inc.	26,700	641,067
†Net Power, Inc.	15,200	34,656
†Nextpower, Inc. Class A	101,700	8,859,087
†NuScale Power Corp.	89,700	1,271,049
†Plug Power, Inc.	775,800	1,528,326
Powell Industries, Inc.	6,728	2,144,752
†Power Solutions International, Inc.	5,200	297,128
Preformed Line Products Co.	1,786	369,184
†Shoals Technologies Group, Inc. Class A	119,100	1,012,350
†SKYX Platforms Corp.	49,200	106,764
†SunPower, Inc.	47,900	75,203
†Sunrun, Inc.	153,800	2,829,920
†T1 Energy, Inc.	90,000	601,200
†Thermon Group Holdings, Inc.	23,360	868,058
†Vicor Corp.	16,271	1,783,302
		48,750,881
Electronic Equipment, Instruments & Components–3.44%
†908 Devices, Inc.	18,100	95,025
Advanced Energy Industries, Inc.	26,379	5,522,971
†Aeva Technologies, Inc.	25,180	334,390
†Arlo Technologies, Inc.	70,615	987,904
Badger Meter, Inc.	20,622	3,596,683
Bel Fuse, Inc. Class A	8,500	1,422,242
Belden, Inc.	27,142	3,163,400
Benchmark Electronics, Inc.	24,866	1,063,270
Climb Global Solutions, Inc.	2,900	298,091
CTS Corp.	20,111	862,159
†Daktronics, Inc.	26,100	515,997
ePlus, Inc.	18,416	1,615,083
†Evolv Technologies Holdings, Inc.	94,100	673,756
†Fabrinet	25,176	11,462,129
†Frequency Electronics, Inc.	5,200	279,968
†Insight Enterprises, Inc.	20,103	1,637,791
†Itron, Inc.	31,544	2,929,176
†Kimball Electronics, Inc.	17,075	475,027
†Knowles Corp.	59,606	1,277,357
Methode Electronics, Inc.	24,066	159,798
†MicroVision, Inc.	155,500	128,770
†Mirion Technologies, Inc.	162,700	3,810,434
†M-Tron Industries, Inc.	1,700	90,474
Napco Security Technologies, Inc.	24,100	1,004,970
†Neonode, Inc.	8,200	14,268
†nLight, Inc.	33,600	1,260,336
†Novanta, Inc.	25,263	3,006,044
LVIP SSGA Small-Cap Index Fund-9

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†OSI Systems, Inc.	11,368	$2,899,522
†Ouster, Inc.	36,400	787,696
PC Connection, Inc.	6,524	376,826
†Plexus Corp.	18,763	2,758,161
†Powerfleet, Inc. NJ	90,900	483,588
†Red Cat Holdings, Inc.	67,600	536,068
Richardson Electronics Ltd.	9,000	97,920
†Rogers Corp.	12,752	1,167,701
†Sanmina Corp.	36,095	5,416,777
†ScanSource, Inc.	14,337	560,003
†TTM Technologies, Inc.	71,825	4,955,925
Vishay Intertechnology, Inc.	84,921	1,230,505
†Vishay Precision Group, Inc.	8,972	345,422
†Vuzix Corp.	50,200	189,756
		69,493,383
Energy Equipment & Services–1.78%
Archrock, Inc.	117,102	3,046,994
Atlas Energy Solutions, Inc.	55,100	519,042
†Borr Drilling Ltd.	161,800	652,054
†Bristow Group, Inc.	19,673	720,425
Cactus, Inc. Class A	48,200	2,201,776
Core Laboratories, Inc.	33,400	535,402
†DMC Global, Inc.	14,988	100,270
Energy Services of America Corp.	9,400	76,798
†Expro Group Holdings NV	64,266	857,951
Flowco Holdings, Inc. Class A	13,500	252,990
†Forum Energy Technologies, Inc.	8,100	299,295
†Helix Energy Solutions Group, Inc.	98,156	615,438
Helmerich & Payne, Inc.	68,100	1,953,108
†Innovex International, Inc.	28,700	627,669
Kodiak Gas Services, Inc.	58,300	2,180,420
Liberty Energy, Inc.	110,922	2,047,620
†Mammoth Energy Services, Inc.	16,700	30,895
†Nabors Industries Ltd.	10,114	549,190
†National Energy Services Reunited Corp.	44,300	693,738
Natural Gas Services Group, Inc.	7,400	249,010
Noble Corp. PLC	89,335	2,522,820
†Oceaneering International, Inc.	66,200	1,590,786
†Oil States International, Inc.	38,600	261,322
Patterson-UTI Energy, Inc.	246,189	1,504,215
†ProFrac Holding Corp. Class A	8,400	32,676
†ProPetro Holding Corp.	57,600	547,776
Ranger Energy Services, Inc. Class A	11,600	162,168
RPC, Inc.	64,400	350,336
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†SEACOR Marine Holdings, Inc.	13,700	$82,474
†Seadrill Ltd.	44,500	1,539,700
Select Water Solutions, Inc.	66,500	699,580
SLB Ltd.	100	3,838
Solaris Energy Infrastructure, Inc. Class A	27,900	1,282,563
†TETRA Technologies, Inc.	87,900	823,623
†Tidewater, Inc.	35,011	1,768,406
†Transocean Ltd.	595,500	2,459,415
†Valaris Ltd.	44,400	2,237,760
		36,079,543
Entertainment–0.52%
†AMC Entertainment Holdings, Inc. Class A	320,700	500,292
†Atlanta Braves Holdings, Inc. Class A	36,600	1,455,118
Cinemark Holdings, Inc.	73,400	1,705,816
CuriosityStream, Inc.	25,000	95,000
†Eventbrite, Inc. Class A	58,000	258,100
†Gaia, Inc.	13,600	49,368
†Golden Matrix Group, Inc.	15,600	12,492
†IMAX Corp.	30,700	1,134,672
†Lionsgate Studios Corp.	140,904	1,286,454
†Madison Square Garden Entertainment Corp.	28,272	1,523,578
Marcus Corp.	12,534	194,402
†Playstudios, Inc.	67,100	43,716
Playtika Holding Corp.	38,900	153,655
†Reservoir Media, Inc.	10,700	80,999
†Sphere Entertainment Co.	19,872	1,889,430
†Starz Entertainment Corp.	8,793	102,878
†Vivid Seats, Inc. Class A	2,860	20,621
		10,506,591
Financial Services–2.14%
†Acacia Research Corp.	28,200	105,468
Alerus Financial Corp.	16,900	380,588
Banco Latinoamericano de Comercio Exterior SA	19,158	854,447
†Better Home & Finance Holding Co.	3,600	117,288
Burford Capital Ltd.	141,700	1,263,964
Cannae Holdings, Inc.	35,800	563,134
†Cantaloupe, Inc.	34,600	367,452
Cass Information Systems, Inc.	8,915	370,151
Compass Diversified Holdings	50,800	243,840
Enact Holdings, Inc.	19,100	757,124
Essent Group Ltd.	65,209	4,239,237
EVERTEC, Inc.	45,307	1,317,981
Federal Agricultural Mortgage Corp. Class C	6,374	1,119,083
LVIP SSGA Small-Cap Index Fund-10

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Finance of America Cos., Inc. Class A	3,500	$84,735
†Flywire Corp.	83,500	1,182,360
HA Sustainable Infrastructure Capital, Inc.	85,400	2,684,122
†International Money Express, Inc.	17,434	267,786
Jackson Financial, Inc. Class A	47,800	5,097,870
†loanDepot, Inc. Class A	59,500	123,165
†Marqeta, Inc. Class A	263,200	1,250,200
Merchants Bancorp	19,014	647,617
†NCR Atleos Corp.	51,200	1,951,232
NewtekOne, Inc.	17,400	197,490
†NMI Holdings, Inc. Class A	54,100	2,206,739
†Onity Group, Inc.	4,800	219,792
Pagseguro Digital Ltd. Class A	127,800	1,231,992
†Payoneer Global, Inc.	197,300	1,108,826
†Paysafe Ltd.	23,284	188,368
†Paysign, Inc.	25,700	132,355
PennyMac Financial Services, Inc.	20,100	2,649,984
†Priority Technology Holdings, Inc.	16,900	92,105
Radian Group, Inc.	94,054	3,385,003
†Remitly Global, Inc.	114,600	1,581,480
†Repay Holdings Corp.	53,000	193,450
†Security National Financial Corp. Class A	10,480	94,425
†Sezzle, Inc.	10,900	691,877
†StoneCo Ltd. Class A	172,700	2,554,233
SWK Holdings Corp.	800	13,760
†Velocity Financial, Inc.	5,300	110,028
Walker & Dunlop, Inc.	23,163	1,393,254
Waterstone Financial, Inc.	10,380	171,789
		43,205,794
Food Products–0.71%
Alico, Inc.	3,900	141,882
B&G Foods, Inc.	58,114	249,890
†Beyond Meat, Inc.	257,000	210,740
†BRC, Inc. Class A	36,900	40,959
Calavo Growers, Inc.	11,654	253,475
Cal-Maine Foods, Inc.	30,430	2,421,315
Dole PLC	49,300	739,007
†Forafric Global PLC	4,600	50,738
Fresh Del Monte Produce, Inc.	23,456	835,737
†Hain Celestial Group, Inc.	66,500	71,155
J&J Snack Foods Corp.	10,987	992,895
John B Sanfilippo & Son, Inc.	5,402	381,381
†Lifeway Foods, Inc.	3,500	84,805
Limoneira Co.	12,300	155,288
†Mama's Creations, Inc.	25,500	343,995
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Marzetti Co.	13,954	$2,294,317
†Mission Produce, Inc.	27,800	322,480
†Seneca Foods Corp. Class A	3,488	385,877
†Simply Good Foods Co.	65,600	1,317,248
†SunOpta, Inc.	70,500	267,900
Tootsie Roll Industries, Inc.	13,000	476,190
†TreeHouse Foods, Inc.	36,000	849,240
Utz Brands, Inc.	53,100	551,178
†Vital Farms, Inc.	24,800	792,112
†Westrock Coffee Co.	27,200	110,704
		14,340,508
Gas Utilities–1.02%
Brookfield Infrastructure Corp. Class A	83,078	3,771,741
Chesapeake Utilities Corp.	16,365	2,041,697
New Jersey Resources Corp.	69,897	3,223,650
Northwest Natural Holding Co.	28,919	1,351,674
ONE Gas, Inc.	41,779	3,227,428
RGC Resources, Inc.	6,300	134,190
Southwest Gas Holdings, Inc.	44,522	3,562,651
Spire, Inc.	40,820	3,375,814
		20,688,845
Ground Transportation–0.29%
ArcBest Corp.	15,975	1,185,185
Covenant Logistics Group, Inc.	9,400	207,176
FTAI Infrastructure, Inc.	70,700	325,927
Heartland Express, Inc.	32,709	295,362
†Hertz Global Holdings, Inc.	85,600	439,984
Marten Transport Ltd.	37,694	428,958
†PAMT Corp.	4,100	49,528
†Proficient Auto Logistics, Inc.	16,100	155,204
†RXO, Inc.	114,083	1,442,009
Universal Logistics Holdings, Inc.	5,197	78,943
Werner Enterprises, Inc.	40,720	1,222,007
		5,830,283
Health Care Equipment & Supplies–2.72%
†Accuray, Inc.	74,500	61,433
Acme United Corp.	2,100	84,651
†Alphatec Holdings, Inc.	82,800	1,742,112
†AngioDynamics, Inc.	28,992	372,257
†Anteris Technologies Global Corp.	19,500	97,305
†Artivion, Inc.	27,310	1,245,609
†AtriCure, Inc.	34,303	1,357,027
†Avanos Medical, Inc.	32,700	367,221
†Axogen, Inc.	31,500	1,030,995
†Beta Bionics, Inc.	26,100	795,267
†Bioventus, Inc. Class A	29,600	220,224
LVIP SSGA Small-Cap Index Fund-11

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Butterfly Network, Inc.	140,300	$533,140
†CapsoVision, Inc.	2,200	23,518
†Ceribell, Inc.	19,200	421,056
†Cerus Corp.	137,683	283,627
†ClearPoint Neuro, Inc.	17,900	244,872
CONMED Corp.	21,822	885,973
†CVRx, Inc.	11,400	80,940
†Delcath Systems, Inc.	23,300	235,330
†Electromed, Inc.	5,100	148,512
Embecta Corp.	40,500	481,140
†Enovis Corp.	40,500	1,078,920
†Glaukos Corp.	38,945	4,397,280
†Haemonetics Corp.	33,500	2,685,025
†ICU Medical, Inc.	16,900	2,411,123
†Inogen, Inc.	18,490	124,253
†Integer Holdings Corp.	23,725	1,860,752
†Integra LifeSciences Holdings Corp.	48,300	599,886
iRadimed Corp.	5,900	573,952
†iRhythm Technologies, Inc.	22,350	3,965,784
†Kestra Medical Technologies Ltd.	11,000	291,720
†KORU Medical Systems, Inc.	32,900	191,149
†Lantheus Holdings, Inc.	46,706	3,108,284
LeMaitre Vascular, Inc.	14,298	1,159,568
†LENSAR, Inc.	7,400	86,062
†LivaNova PLC	38,296	2,356,353
†Lucid Diagnostics, Inc.	55,400	60,386
†Merit Medical Systems, Inc.	40,241	3,546,842
†Myomo, Inc.	26,200	23,842
†Neogen Corp.	153,950	1,076,110
†Neuronetics, Inc.	28,500	39,330
†NeuroPace, Inc.	17,600	271,744
†Novocure Ltd.	72,300	934,839
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	31,925	1,446,202
†OraSure Technologies, Inc.	53,006	128,275
†Orthofix Medical, Inc.	28,218	427,785
†OrthoPediatrics Corp.	12,505	222,089
†Outset Medical, Inc.	13,700	50,827
†PROCEPT BioRobotics Corp.	37,500	1,179,750
†Pro-Dex, Inc.	1,700	65,416
†Pulmonx Corp.	28,500	62,985
†Pulse Biosciences, Inc.	13,915	191,053
†QuidelOrtho Corp.	47,800	1,365,168
†RxSight, Inc.	24,786	258,270
†Sanara Medtech, Inc.	1,900	44,365
†SANUWAVE Health, Inc.	5,500	164,120
†Semler Scientific, Inc.	6,300	96,327
†SI-BONE, Inc.	28,100	554,132
†Sight Sciences, Inc.	27,900	221,247
†STAAR Surgical Co.	35,099	810,436
†Stereotaxis, Inc.	43,500	100,050
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Tactile Systems Technology, Inc.	16,200	$469,800
†Tandem Diabetes Care, Inc.	47,900	1,052,842
†TransMedics Group, Inc.	23,500	2,858,775
†Treace Medical Concepts, Inc.	36,200	88,690
†UFP Technologies, Inc.	5,340	1,185,640
Utah Medical Products, Inc.	1,515	84,779
†Varex Imaging Corp.	28,200	328,530
		55,012,966
Health Care Providers & Services–3.23%
†AdaptHealth Corp.	68,700	684,252
†Addus HomeCare Corp.	13,000	1,396,070
†agilon health, Inc.	234,200	161,294
†AirSculpt Technologies, Inc.	10,100	19,998
†Alignment Healthcare, Inc.	108,300	2,138,925
†AMN Healthcare Services, Inc.	28,474	448,750
†Ardent Health, Inc.	17,500	154,525
†Astrana Health, Inc.	29,100	721,971
†Aveanna Healthcare Holdings, Inc.	34,700	283,499
†BrightSpring Health Services, Inc.	71,300	2,670,185
†Brookdale Senior Living, Inc.	162,800	1,756,612
†Castle Biosciences, Inc.	19,900	774,110
†Clover Health Investments Corp.	290,100	681,735
†Community Health Systems, Inc.	93,100	290,472
Concentra Group Holdings Parent, Inc.	82,073	1,615,197
†CorVel Corp.	20,558	1,391,160
†Cross Country Healthcare, Inc.	23,417	189,678
†DocGo, Inc.	75,400	66,186
†Enhabit, Inc.	37,300	343,906
Ensign Group, Inc.	38,833	6,764,709
†Fulgent Genetics, Inc.	15,400	404,558
†GeneDx Holdings Corp.	13,400	1,742,804
†Guardant Health, Inc.	84,600	8,641,044
†Guardian Pharmacy Services, Inc. Class A	9,900	297,891
†HealthEquity, Inc.	59,630	5,462,704
†Hims & Hers Health, Inc.	141,000	4,578,270
†Innovage Holding Corp.	15,700	81,483
†Joint Corp.	10,300	89,816
†LifeStance Health Group, Inc.	96,700	680,768
†Nano-X Imaging Ltd.	42,200	118,160
National HealthCare Corp.	9,075	1,244,092
National Research Corp.	8,737	163,993
†NeoGenomics, Inc.	91,665	1,077,980
†Nutex Health, Inc.	2,500	411,550
LVIP SSGA Small-Cap Index Fund-12

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Omada Health, Inc.	1,900	$29,982
†Oncology Institute, Inc.	46,500	165,540
†OPKO Health, Inc.	267,100	336,546
†Option Care Health, Inc.	112,407	3,581,287
†Owens & Minor, Inc.	55,954	156,671
†PACS Group, Inc.	31,300	1,201,607
†Pediatrix Medical Group, Inc.	59,800	1,279,122
†Pennant Group, Inc.	24,766	697,163
†Privia Health Group, Inc.	82,000	1,944,220
†Progyny, Inc.	51,200	1,314,816
†RadNet, Inc.	47,600	3,396,260
Select Medical Holdings Corp.	75,567	1,122,170
†Sonida Senior Living, Inc.	3,400	110,874
†Strata Critical Medical, Inc.	44,600	214,526
†Surgery Partners, Inc.	55,200	852,840
†Talkspace, Inc.	91,200	331,056
U.S. Physical Therapy, Inc.	10,749	839,389
†Viemed Healthcare, Inc.	25,800	191,694
		65,314,110
Health Care REITs–1.00%
American Healthcare REIT, Inc.	113,600	5,346,016
CareTrust REIT, Inc.	151,571	5,480,807
Community Healthcare Trust, Inc.	16,610	272,736
Diversified Healthcare Trust	156,400	758,540
Global Medical REIT, Inc.	9,340	315,132
LTC Properties, Inc.	32,073	1,102,670
National Health Investors, Inc.	32,834	2,507,533
Sabra Health Care REIT, Inc.	167,977	3,181,484
Sila Realty Trust, Inc.	39,200	913,752
Strawberry Fields REIT, Inc.	4,500	58,950
Universal Health Realty Income Trust	9,573	375,357
		20,312,977
Health Care Technology–0.34%
†Claritev Corp.	5,700	243,675
†Definitive Healthcare Corp.	25,200	72,324
†Evolent Health, Inc. Class A	86,400	345,600
†Health Catalyst, Inc.	45,100	107,789
HealthStream, Inc.	16,345	377,079
†HeartFlow, Inc.	11,300	329,395
†LifeMD, Inc.	27,500	93,775
†OptimizeRx Corp.	12,500	153,250
†Phreesia, Inc.	40,800	690,336
†Schrodinger, Inc.	40,100	716,988
†Simulations Plus, Inc.	11,800	215,114
†Teladoc Health, Inc.	123,300	863,100
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†TruBridge, Inc.	7,600	$167,732
†Waystar Holding Corp.	77,900	2,551,225
		6,927,382
Hotel & Resort REITs–0.59%
Apple Hospitality REIT, Inc.	155,500	1,842,675
Braemar Hotels & Resorts, Inc.	41,400	118,818
Chatham Lodging Trust	21,231	144,583
DiamondRock Hospitality Co.	146,974	1,316,887
Pebblebrook Hotel Trust	83,760	948,163
RLJ Lodging Trust	97,155	723,805
Ryman Hospitality Properties, Inc.	43,006	4,069,228
Service Properties Trust	113,600	209,024
Summit Hotel Properties, Inc.	75,873	369,501
Sunstone Hotel Investors, Inc.	130,792	1,169,280
Xenia Hotels & Resorts, Inc.	66,104	934,711
		11,846,675
Hotels, Restaurants & Leisure–1.66%
†Accel Entertainment, Inc.	33,400	381,094
†Bally's Corp.	4,700	77,644
†Biglari Holdings, Inc. Class B	525	174,526
†BJ's Restaurants, Inc.	14,359	565,745
†Black Rock Coffee Bar, Inc. Class A	6,800	151,300
Bloomin' Brands, Inc.	60,952	376,074
Brightstar Lottery PLC	75,700	1,171,836
†Brinker International, Inc.	30,800	4,420,416
Cheesecake Factory, Inc.	32,874	1,659,479
Cracker Barrel Old Country Store, Inc.	15,962	405,435
†Dave & Buster's Entertainment, Inc.	20,200	327,442
†Denny's Corp.	36,656	228,000
Dine Brands Global, Inc.	11,432	367,424
†El Pollo Loco Holdings, Inc.	19,700	206,062
†First Watch Restaurant Group, Inc.	29,200	440,336
†Genius Sports Ltd.	156,100	1,720,222
†Global Business Travel Group I	66,600	509,490
Golden Entertainment, Inc.	14,300	388,817
†Hilton Grand Vacations, Inc.	41,100	1,839,225
†Inspired Entertainment, Inc.	17,100	160,056
Jack in the Box, Inc.	14,115	267,479
Krispy Kreme, Inc.	54,400	218,688
†Kura Sushi USA, Inc. Class A	4,500	235,485
†Life Time Group Holdings, Inc.	95,897	2,548,942
†Lindblad Expeditions Holdings, Inc.	26,900	387,898
LVIP SSGA Small-Cap Index Fund-13

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	19,800	$1,142,262
Monarch Casino & Resort, Inc.	8,884	850,199
Nathan's Famous, Inc.	1,100	102,927
†Navan, Inc. Class A	19,600	334,768
Papa John's International, Inc.	23,222	893,815
†Portillo's, Inc. Class A	41,100	186,594
†Pursuit Attractions & Hospitality, Inc.	15,313	515,742
RCI Hospitality Holdings, Inc.	6,300	150,192
Red Rock Resorts, Inc. Class A	34,100	2,112,495
†Rush Street Interactive, Inc.	63,000	1,224,090
†Sabre Corp.	258,300	351,288
†Serve Robotics, Inc.	41,000	425,580
†Shake Shack, Inc. Class A	27,300	2,215,941
†Six Flags Entertainment Corp.	68,740	1,054,471
Super Group SGHC Ltd.	112,900	1,349,155
†Sweetgreen, Inc. Class A	74,200	501,592
†Target Hospitality Corp.	22,400	179,424
†United Parks & Resorts, Inc.	19,462	706,471
†Xponential Fitness, Inc. Class A	17,900	147,317
		33,673,438
Household Durables–1.65%
Bassett Furniture Industries, Inc.	6,100	102,236
†Beazer Homes USA, Inc.	18,719	379,434
†Cavco Industries, Inc.	5,426	3,205,355
Century Communities, Inc.	18,138	1,076,490
†Champion Homes, Inc.	39,434	3,332,173
Cricut, Inc. Class A	27,700	137,115
†Dream Finders Homes, Inc. Class A	19,900	340,290
Ethan Allen Interiors, Inc.	14,432	329,627
Flexsteel Industries, Inc.	2,500	98,725
†Green Brick Partners, Inc.	22,182	1,389,924
Hamilton Beach Brands Holding Co. Class A	5,200	85,540
†Helen of Troy Ltd.	16,598	352,708
†Hovnanian Enterprises, Inc. Class A	3,400	331,636
Installed Building Products, Inc.	16,198	4,201,599
KB Home	43,636	2,461,507
La-Z-Boy, Inc.	28,333	1,055,971
†Legacy Housing Corp.	4,160	81,203
Leggett & Platt, Inc.	93,200	1,025,200
†LGI Homes, Inc.	14,600	627,216
†Lovesac Co.	9,000	132,750
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†M/I Homes, Inc.	18,174	$2,325,363
Meritage Homes Corp.	48,668	3,202,355
†Sonos, Inc.	83,436	1,465,136
†Taylor Morrison Home Corp.	65,900	3,879,533
†Traeger, Inc.	23,600	25,488
†Tri Pointe Homes, Inc.	57,652	1,814,309
		33,458,883
Household Products–0.26%
†Central Garden & Pet Co.	41,652	1,236,542
Energizer Holdings, Inc.	43,800	871,182
Oil-Dri Corp. of America	7,300	357,262
Spectrum Brands Holdings, Inc.	16,600	980,728
WD-40 Co.	9,538	1,878,032
		5,323,746
Independent Power and Renewable Electricity Producers–0.26%
†Hallador Energy Co.	22,700	432,208
†Montauk Renewables, Inc.	47,600	79,492
Ormat Technologies, Inc.	42,760	4,723,697
		5,235,397
Industrial Conglomerates–0.03%
Brookfield Business Corp. Class A	16,600	595,608
		595,608
Industrial REITs–0.41%
Industrial Logistics Properties Trust	39,200	217,168
Innovative Industrial Properties, Inc.	19,400	918,784
LXP Industrial Trust	41,157	2,040,564
One Liberty Properties, Inc.	12,507	253,767
Plymouth Industrial REIT, Inc.	30,500	667,340
Terreno Realty Corp.	70,534	4,141,051
		8,238,674
Insurance–2.01%
Abacus Global Management, Inc.	17,100	146,205
American Coastal Insurance Corp. Class C	18,600	234,918
AMERISAFE, Inc.	13,899	533,861
†Aspen Insurance Holdings Ltd. Class A	10,100	374,710
†Baldwin Insurance Group, Inc.	50,700	1,218,321
†Bowhead Specialty Holdings, Inc.	11,800	336,772
†Citizens, Inc.	35,500	171,465
CNO Financial Group, Inc.	67,512	2,867,235
Crawford & Co. Class A	11,700	131,625
LVIP SSGA Small-Cap Index Fund-14

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Donegal Group, Inc. Class A	11,946	$238,681
†eHealth, Inc.	21,600	99,360
Employers Holdings, Inc.	16,127	696,203
F&G Annuities & Life, Inc.	25,700	792,845
Fidelis Insurance Holdings Ltd.	40,600	794,542
†Genworth Financial, Inc. Class A	280,300	2,531,109
†GoHealth, Inc. Class A	3,300	7,095
Goosehead Insurance, Inc. Class A	16,800	1,237,320
†Greenlight Capital Re Ltd. Class A	20,157	293,889
†Hamilton Insurance Group Ltd. Class B	32,300	901,170
HCI Group, Inc.	7,307	1,400,679
†Heritage Insurance Holdings, Inc.	17,100	500,346
†Hippo Holdings, Inc.	13,232	398,019
Horace Mann Educators Corp.	28,431	1,312,944
Investors Title Co.	1,053	262,871
James River Group Holdings, Inc.	28,800	183,168
†Kestrel Group Ltd.	1,150	11,776
Kingstone Cos., Inc.	8,600	144,738
†Kingsway Financial Services, Inc.	12,800	172,160
†Lemonade, Inc.	41,400	2,946,852
†MBIA, Inc.	33,784	241,893
Mercury General Corp.	19,100	1,796,546
†NI Holdings, Inc.	3,500	46,550
†Octave Specialty Group, Inc.	30,493	237,235
†Oscar Health, Inc. Class A	135,300	1,944,261
†Palomar Holdings, Inc.	18,100	2,439,156
†ProAssurance Corp.	33,900	819,024
†Root, Inc. Class A	7,800	563,394
Safety Insurance Group, Inc.	10,199	794,604
Selective Insurance Group, Inc.	42,707	3,573,295
†Selectquote, Inc.	101,700	143,397
†SiriusPoint Ltd.	73,100	1,600,159
†Skyward Specialty Insurance Group, Inc.	25,300	1,293,083
†Slide Insurance Holdings, Inc.	16,700	325,316
Stewart Information Services Corp.	19,739	1,386,862
Tiptree, Inc.	17,446	318,738
†Trupanion, Inc.	26,361	985,111
United Fire Group, Inc.	14,421	524,203
Universal Insurance Holdings, Inc.	18,803	635,541
		40,609,247
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.53%
†Angi, Inc.	24,800	$320,664
†Arena Group Holdings, Inc.	10,400	41,600
†Bumble, Inc. Class A	53,700	191,709
†Cargurus, Inc.	56,700	2,174,445
†Cars.com, Inc.	39,100	477,020
†EverQuote, Inc. Class A	19,400	523,800
†fuboTV, Inc. Class A	240,000	604,800
†Getty Images Holdings, Inc.	72,300	96,882
†Grindr, Inc.	24,400	330,376
†MediaAlpha, Inc. Class A	23,060	298,627
†Nextdoor Holdings, Inc.	155,800	327,180
†QuinStreet, Inc.	38,511	553,403
†Rumble, Inc.	62,400	394,368
Shutterstock, Inc.	18,252	348,613
†Teads Holding Co.	27,500	19,358
†Travelzoo	4,900	34,888
†TripAdvisor, Inc.	80,400	1,170,624
†TrueCar, Inc.	63,500	143,510
†Webtoon Entertainment, Inc.	11,200	145,936
†Yelp, Inc.	41,900	1,273,341
†Ziff Davis, Inc.	28,387	997,803
†ZipRecruiter, Inc. Class A	48,000	187,200
		10,656,147
IT Services–0.61%
†Applied Digital Corp.	164,209	4,026,405
†ASGN, Inc.	29,404	1,416,391
†Backblaze, Inc. Class A	34,700	161,702
†BigBear.ai Holdings, Inc.	297,900	1,608,660
†Commerce.com, Inc.	46,800	192,816
†Crexendo, Inc.	11,600	75,052
CSP, Inc.	5,600	70,000
†DigitalOcean Holdings, Inc.	47,600	2,290,512
†Fastly, Inc. Class A	98,100	998,658
†Grid Dynamics Holdings, Inc.	45,600	411,768
Hackett Group, Inc.	16,476	323,424
Information Services Group, Inc.	27,800	160,684
†Rackspace Technology, Inc.	49,600	48,156
†TSS, Inc.	14,100	99,687
†Tucows, Inc. Class A	4,500	100,890
†Unisys Corp.	48,854	134,837
†VTEX Class A	44,600	167,696
†Whitefiber, Inc.	6,100	96,380
		12,383,718
Leisure Products–0.43%
Acushnet Holdings Corp.	18,900	1,508,598
†American Outdoor Brands, Inc.	8,300	64,159
Clarus Corp.	23,724	79,476
Escalade, Inc.	7,400	99,826
†Funko, Inc. Class A	22,600	76,840
JAKKS Pacific, Inc.	5,100	86,088
LVIP SSGA Small-Cap Index Fund-15

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Johnson Outdoors, Inc. Class A	3,386	$143,736
†Latham Group, Inc.	29,900	189,865
†Malibu Boats, Inc. Class A	13,300	375,193
Marine Products Corp.	6,236	54,627
†MasterCraft Boat Holdings, Inc.	11,700	221,247
†Peloton Interactive, Inc. Class A	268,000	1,650,880
Polaris, Inc.	37,600	2,378,200
Smith & Wesson Brands, Inc.	29,632	292,468
Sturm Ruger & Co., Inc.	9,914	323,692
†Topgolf Callaway Brands Corp.	94,027	1,097,295
		8,642,190
Life Sciences Tools & Services–0.45%
†10X Genomics, Inc. Class A	76,600	1,249,346
†Adaptive Biotechnologies Corp.	105,500	1,713,320
†Azenta, Inc.	28,500	947,910
†BioLife Solutions, Inc.	27,400	662,532
†Codexis, Inc.	59,000	96,170
†CryoPort, Inc.	33,000	316,800
†Cytek Biosciences, Inc.	84,300	425,715
†Fortrea Holdings, Inc.	64,500	1,112,625
†Ginkgo Bioworks Holdings, Inc.	28,400	236,004
†Lifecore Biomedical, Inc.	19,300	157,874
†Maravai LifeSciences Holdings, Inc. Class A	81,300	264,225
†MaxCyte, Inc.	77,600	120,280
Mesa Laboratories, Inc.	3,830	300,655
†Niagen Bioscience, Inc.	37,200	236,592
†OmniAb, Inc.	68,489	126,705
†Pacific Biosciences of California, Inc.	205,298	383,907
†Personalis, Inc.	36,400	289,744
†Quanterix Corp.	26,600	169,176
†Quantum-Si, Inc.	91,700	100,870
†Standard BioTools, Inc.	218,800	280,064
		9,190,514
Machinery–3.81%
†3D Systems Corp.	94,022	166,419
Aebi Schmidt Holding AG	24,844	314,277
†AirJoule Technologies Corp.	17,100	67,374
Alamo Group, Inc.	7,135	1,197,752
Albany International Corp. Class A	20,743	1,051,670
†Alliance Laundry Holdings, Inc.	17,600	358,160
Astec Industries, Inc.	16,269	704,773
Atmus Filtration Technologies, Inc.	57,800	3,000,398
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Blue Bird Corp.	22,092	$1,038,324
†CECO Environmental Corp.	20,800	1,244,880
†Chart Industries, Inc.	31,174	6,429,014
Columbus McKinnon Corp.	20,408	352,038
Douglas Dynamics, Inc.	16,249	530,530
Eastern Co.	3,900	76,791
†Energy Recovery, Inc.	37,600	507,224
Enerpac Tool Group Corp.	36,714	1,403,943
Enpro, Inc.	14,909	3,192,464
ESCO Technologies, Inc.	18,338	3,583,062
Federal Signal Corp.	41,807	4,539,822
Franklin Electric Co., Inc.	26,540	2,535,366
†Gencor Industries, Inc.	7,900	102,384
Gorman-Rupp Co.	14,982	715,391
†Graham Corp.	7,600	488,148
Greenbrier Cos., Inc.	20,401	953,543
Helios Technologies, Inc.	23,628	1,263,862
Hillenbrand, Inc.	49,532	1,571,155
†Hillman Solutions Corp.	136,600	1,182,956
Hyster-Yale, Inc.	8,366	248,554
JBT Marel Corp.	36,392	5,483,183
Kadant, Inc.	8,259	2,353,980
Kennametal, Inc.	53,400	1,517,094
†L.B. Foster Co. Class A	6,500	175,175
Lindsay Corp.	7,507	884,850
Luxfer Holdings PLC	18,300	247,599
†Manitowoc Co., Inc.	24,175	289,858
†Mayville Engineering Co., Inc.	9,800	183,456
†Microvast Holdings, Inc.	144,000	403,200
Miller Industries, Inc.	7,346	274,520
Mueller Water Products, Inc. Class A	108,427	2,582,731
Omega Flex, Inc.	2,789	82,108
†Palladyne AI Corp.	19,900	84,774
Park-Ohio Holdings Corp.	7,200	150,768
†Proto Labs, Inc.	16,943	857,146
REV Group, Inc.	34,100	2,073,621
†Richtech Robotics, Inc. Class B	102,800	332,044
†SPX Technologies, Inc.	33,650	6,732,019
Standex International Corp.	8,554	1,858,613
Tennant Co.	12,581	927,220
Terex Corp.	45,300	2,418,114
†Titan International, Inc.	35,100	274,833
Trinity Industries, Inc.	54,900	1,451,556
Wabash National Corp.	26,240	226,976
Watts Water Technologies, Inc. Class A	19,014	5,248,244
Worthington Enterprises, Inc.	21,808	1,124,639
		77,058,595
LVIP SSGA Small-Cap Index Fund-16

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation–0.21%
†Costamare Bulkers Holdings Ltd.	6,280	$96,775
Costamare, Inc.	31,200	492,648
Genco Shipping & Trading Ltd.	22,500	414,675
†Himalaya Shipping Ltd.	22,800	207,480
Matson, Inc.	21,800	2,693,390
Pangaea Logistics Solutions Ltd.	20,200	138,976
Safe Bulkers, Inc.	35,200	169,664
		4,213,608
Media–1.00%
†Advantage Solutions, Inc.	77,700	68,376
†AMC Networks, Inc. Class A	23,100	219,912
†Boston Omaha Corp. Class A	15,900	196,683
Cable One, Inc.	3,700	417,545
†EchoStar Corp. Class A	94,400	10,261,280
Emerald Holding, Inc.	11,500	51,405
Entravision Communications Corp. Class A	47,030	137,798
†EW Scripps Co. Class A	45,766	182,606
†Gambling.com Group Ltd.	12,500	68,250
Gray Media, Inc.	61,718	298,715
†Ibotta, Inc. Class A	9,600	218,208
†iHeartMedia, Inc. Class A	78,300	325,728
John Wiley & Sons, Inc. Class A	28,500	872,955
†Magnite, Inc.	98,742	1,602,583
National CineMedia, Inc.	45,500	176,995
†Newsmax, Inc.	27,500	212,575
†Nexxen International Ltd.	22,600	147,804
†Optimum Communications, Inc. Class A	192,800	318,120
†PubMatic, Inc. Class A	28,400	251,908
Scholastic Corp.	14,191	420,479
Sinclair, Inc.	25,900	396,270
†Stagwell, Inc.	78,900	385,821
†TechTarget, Inc.	19,198	103,669
TEGNA, Inc.	108,994	2,115,574
†Thryv Holdings, Inc.	27,100	163,955
†USA TODAY Co., Inc.	99,924	514,609
		20,129,823
Metals & Mining–2.39%
†Alpha Metallurgical Resources, Inc.	8,200	1,639,016
†American Battery Technology Co.	77,400	258,516
†Ascent Industries Co.	4,800	77,712
Caledonia Mining Corp. PLC	12,000	314,040
†Century Aluminum Co.	37,558	1,471,522
†Coeur Mining, Inc.	447,186	7,973,326
Commercial Metals Co.	77,600	5,371,472
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Compass Minerals International, Inc.	25,100	$492,964
†Constellium SE	96,400	1,817,140
†Contango ORE, Inc.	5,900	155,819
†Critical Metals Corp.	30,600	212,364
†Dakota Gold Corp.	63,200	358,976
Ferroglobe PLC	87,300	405,072
Friedman Industries, Inc.	5,300	108,597
Hecla Mining Co.	437,176	8,389,408
†Idaho Strategic Resources, Inc.	9,800	394,940
†Ivanhoe Electric, Inc.	69,700	1,113,806
Kaiser Aluminum Corp.	11,422	1,311,931
†Lifezone Metals Ltd.	18,400	78,568
Materion Corp.	14,584	1,813,083
†Metallus, Inc.	25,900	444,444
†NioCorp Developments Ltd.	72,700	385,310
†Novagold Resources, Inc.	215,100	2,004,732
Olympic Steel, Inc.	6,606	282,638
†Perpetua Resources Corp.	56,700	1,372,707
†Ramaco Resources, Inc. Class A	26,700	480,600
Ryerson Holding Corp.	19,125	481,185
†SSR Mining, Inc.	140,300	3,075,376
SunCoke Energy, Inc.	57,844	416,477
†Tredegar Corp.	17,730	127,301
†U.S. Antimony Corp.	80,300	403,106
†U.S. Gold Corp.	8,700	168,867
†USA Rare Earth, Inc.	60,500	719,950
Vox Royalty Corp.	31,600	149,784
Warrior Met Coal, Inc.	36,700	3,235,839
Worthington Steel, Inc.	23,208	803,461
		48,310,049
Mortgage Real Estate Investment Trusts (REITs)–0.82%
†ACRES Commercial Realty Corp.	4,700	100,298
Adamas Trust, Inc.	62,945	459,499
Advanced Flower Capital, Inc.	14,200	40,470
Angel Oak Mortgage REIT, Inc.	9,300	80,073
Apollo Commercial Real Estate Finance, Inc.	99,381	962,008
Arbor Realty Trust, Inc.	136,700	1,060,792
ARES Commercial Real Estate Corp.	39,589	189,235
ARMOUR Residential REIT, Inc.	75,385	1,333,561
Blackstone Mortgage Trust, Inc. Class A	107,717	2,060,626
BrightSpire Capital, Inc.	94,600	529,760
Chicago Atlantic Real Estate Finance, Inc.	13,100	160,606
Chimera Investment Corp.	51,666	642,208
LVIP SSGA Small-Cap Index Fund-17

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
†Claros Mortgage Trust, Inc.	63,100	$193,086
Dynex Capital, Inc.	91,343	1,279,715
Ellington Financial, Inc.	65,800	893,564
Franklin BSP Realty Trust, Inc.	59,630	598,089
Invesco Mortgage Capital, Inc.	45,553	383,101
KKR Real Estate Finance Trust, Inc.	25,600	210,432
Ladder Capital Corp.	81,589	896,663
Lument Finance Trust, Inc.	36,200	51,042
MFA Financial, Inc.	71,350	664,269
Nexpoint Real Estate Finance, Inc.	4,300	60,544
Orchid Island Capital, Inc.	78,860	567,792
PennyMac Mortgage Investment Trust	64,121	804,719
Ready Capital Corp.	120,272	262,193
Redwood Trust, Inc.	84,125	465,211
Rithm Property Trust, Inc.	5,550	92,019
Seven Hills Realty Trust	15,000	133,500
Sunrise Realty Trust, Inc.	8,100	76,383
TPG Mortgage Investment Trust, Inc.	22,400	190,848
TPG RE Finance Trust, Inc.	50,600	435,666
Two Harbors Investment Corp.	74,300	780,150
		16,658,122
Multi-Utilities–0.45%
Avista Corp.	56,326	2,170,804
Black Hills Corp.	51,373	3,566,314
Northwestern Energy Group, Inc.	43,606	2,814,331
Unitil Corp.	12,041	583,266
		9,134,715
Office REITs–0.51%
Brandywine Realty Trust	129,100	376,972
City Office REIT, Inc.	28,400	198,516
COPT Defense Properties	77,000	2,140,600
Douglas Emmett, Inc.	115,000	1,263,850
Easterly Government Properties, Inc.	28,300	599,677
Empire State Realty Trust, Inc. Class A	98,300	640,916
Franklin Street Properties Corp.	53,800	50,884
†Hudson Pacific Properties, Inc.	33,428	362,025
JBG SMITH Properties	43,700	743,337
NET Lease Office Properties	11,000	283,690
Peakstone Realty Trust	27,600	396,060
Piedmont Realty Trust, Inc. Class A	88,500	738,090
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Postal Realty Trust, Inc. Class A	16,900	$272,766
SL Green Realty Corp.	50,900	2,334,783
		10,402,166
Oil, Gas & Consumable Fuels–3.00%
Ardmore Shipping Corp.	25,300	267,927
†BKV Corp.	11,000	298,650
California Resources Corp.	50,318	2,249,718
†Calumet, Inc.	48,700	967,669
†Centrus Energy Corp. Class A	11,524	2,797,566
†Clean Energy Fuels Corp.	126,595	265,850
†CNX Resources Corp.	91,300	3,357,101
=†Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	52,800	1,223,904
Core Natural Resources, Inc.	35,672	3,157,329
Crescent Energy Co. Class A	167,616	1,406,298
†CVR Energy, Inc.	22,000	559,680
Delek U.S. Holdings, Inc.	42,162	1,250,525
DHT Holdings, Inc.	91,100	1,112,331
Diversified Energy Co.	40,300	583,544
Dorian LPG Ltd.	26,336	641,018
†Empire Petroleum Corp.	12,500	38,000
†Encore Energy Corp.	136,200	337,776
†Energy Fuels, Inc.	156,700	2,278,418
Epsilon Energy Ltd.	15,100	70,064
Evolution Petroleum Corp.	18,200	64,428
Excelerate Energy, Inc. Class A	16,800	471,240
†FLEX LNG Ltd.	21,800	543,910
FutureFuel Corp.	19,108	60,955
†Gevo, Inc.	156,600	313,200
Golar LNG Ltd.	67,201	2,500,549
Granite Ridge Resources, Inc.	35,300	165,910
†Green Plains, Inc.	47,293	463,471
†Gulfport Energy Corp.	11,200	2,329,488
HighPeak Energy, Inc.	11,400	54,036
†Infinity Natural Resources, Inc. Class A	9,300	136,989
International Seaways, Inc.	28,536	1,385,423
Kinetik Holdings, Inc.	31,642	1,140,694
†Kolibri Global Energy, Inc.	23,000	90,390
†Kosmos Energy Ltd.	350,300	317,862
†Lightbridge Corp.	17,500	221,200
Magnolia Oil & Gas Corp. Class A	126,000	2,758,140
Murphy Oil Corp.	95,400	2,981,250
NACCO Industries, Inc. Class A	2,900	142,216
Navigator Holdings Ltd.	22,000	381,040
†New Fortress Energy, Inc.	127,100	144,894
†NextDecade Corp.	97,800	515,406
†NextNRG, Inc.	15,400	22,330
LVIP SSGA Small-Cap Index Fund-18

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Nordic American Tankers Ltd.	140,998	$485,033
Northern Oil & Gas, Inc.	66,800	1,434,196
†Par Pacific Holdings, Inc.	35,735	1,255,728
PBF Energy, Inc. Class A	59,200	1,605,504
Peabody Energy Corp.	86,012	2,554,556
†Prairie Operating Co.	3,300	5,577
†PrimeEnergy Resources Corp.	300	51,300
†REX American Resources Corp.	21,200	685,184
Riley Exploration Permian, Inc.	8,400	221,760
†Sable Offshore Corp.	51,100	460,922
SandRidge Energy, Inc.	24,400	352,092
Scorpio Tankers, Inc.	31,722	1,612,429
SFL Corp. Ltd.	83,742	654,025
SM Energy Co.	78,200	1,462,340
†Summit Midstream Corp.	7,600	202,768
†Talos Energy, Inc.	86,300	951,026
Teekay Corp. Ltd.	37,500	338,625
Teekay Tankers Ltd. Class A	17,100	913,482
†Uranium Energy Corp.	326,400	3,812,352
VAALCO Energy, Inc.	77,300	281,372
†Verde Clean Fuels, Inc.	1,012	2,085
Vitesse Energy, Inc.	18,300	352,458
W&T Offshore, Inc.	75,836	123,613
World Kinect Corp.	36,100	845,823
		60,732,639
Paper & Forest Products–0.08%
†Clearwater Paper Corp.	10,451	181,847
†Magnera Corp.	23,400	354,276
Sylvamo Corp.	23,900	1,150,785
		1,686,908
Passenger Airlines–0.49%
†Allegiant Travel Co.	10,484	893,970
†Frontier Group Holdings, Inc.	61,800	291,078
†JetBlue Airways Corp.	212,700	967,785
†Joby Aviation, Inc.	334,200	4,411,440
†SkyWest, Inc.	28,092	2,820,718
†Sun Country Airlines Holdings, Inc.	36,100	519,479
		9,904,470
Personal Care Products–0.19%
†Beauty Health Co.	80,900	112,451
Edgewell Personal Care Co.	30,100	513,205
†Herbalife Ltd.	72,000	928,080
†Honest Co., Inc.	67,000	172,860
Interparfums, Inc.	12,593	1,068,264
Lifevantage Corp.	7,400	45,584
†Medifast, Inc.	5,987	63,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†Nature's Sunshine Products, Inc.	9,740	$210,190
Nu Skin Enterprises, Inc. Class A	34,600	332,852
†Olaplex Holdings, Inc.	100,000	134,000
†USANA Health Sciences, Inc.	7,205	141,434
†Waldencast PLC Class A	19,600	36,848
		3,759,709
Pharmaceuticals–2.63%
†Aardvark Therapeutics, Inc.	7,300	95,813
†Aclaris Therapeutics, Inc.	71,200	214,312
†Alumis, Inc.	37,543	366,420
†Amneal Pharmaceuticals, Inc.	107,602	1,355,785
†Amphastar Pharmaceuticals, Inc.	26,300	704,314
†Amylyx Pharmaceuticals, Inc.	58,400	705,472
†ANI Pharmaceuticals, Inc.	12,900	1,018,326
†Aquestive Therapeutics, Inc.	64,000	413,440
†Arvinas, Inc.	48,700	577,582
†Atea Pharmaceuticals, Inc.	57,600	205,632
†Avadel Pharmaceuticals PLC	63,700	1,372,735
†Axsome Therapeutics, Inc.	28,800	5,260,032
†BioAge Labs, Inc.	13,200	174,636
†Biote Corp. Class A	20,900	54,340
†Collegium Pharmaceutical, Inc.	22,600	1,046,380
†CorMedix, Inc.	47,500	552,425
†Crinetics Pharmaceuticals, Inc.	62,268	2,898,575
†Edgewise Therapeutics, Inc.	46,500	1,153,897
†Enliven Therapeutics, Inc.	23,900	368,060
†Esperion Therapeutics, Inc.	153,100	566,470
†Eton Pharmaceuticals, Inc.	19,800	334,818
†Evolus, Inc.	39,200	260,680
†EyePoint, Inc.	50,300	918,981
†Fulcrum Therapeutics, Inc.	27,900	315,549
†Harmony Biosciences Holdings, Inc.	31,000	1,160,020
†Harrow, Inc.	22,800	1,117,200
†Indivior PLC	85,600	3,071,328
†Innoviva, Inc.	44,800	895,552
†Journey Medical Corp.	9,700	74,787
†LB Pharmaceuticals, Inc.	9,800	218,148
†LENZ Therapeutics, Inc.	10,785	172,560
†Ligand Pharmaceuticals, Inc.	13,557	2,563,222
†Liquidia Corp.	45,900	1,583,091
†Maze Therapeutics, Inc.	14,200	588,306
†MBX Biosciences, Inc.	19,200	605,568
†MediWound Ltd.	5,200	95,992
†Mind Medicine MindMed, Inc.	60,600	811,434
†Nuvation Bio, Inc.	172,000	1,541,120
LVIP SSGA Small-Cap Index Fund-19

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Ocular Therapeutix, Inc.	123,200	$1,495,648
†Omeros Corp.	42,600	731,655
†Pacira BioSciences, Inc.	32,275	835,277
†Phathom Pharmaceuticals, Inc.	29,300	486,087
Phibro Animal Health Corp. Class A	14,100	526,776
†Prestige Consumer Healthcare, Inc.	34,455	2,125,529
†Rapport Therapeutics, Inc.	18,800	570,392
†Septerna, Inc.	14,400	401,472
SIGA Technologies, Inc.	30,188	184,449
†Supernus Pharmaceuticals, Inc.	38,290	1,903,013
†Tarsus Pharmaceuticals, Inc.	27,900	2,284,452
†Terns Pharmaceuticals, Inc.	59,100	2,387,640
†Theravance Biopharma, Inc.	28,600	535,106
=†Third Harmonic Bio, Inc.	15,500	465
†Trevi Therapeutics, Inc.	59,300	742,436
†Tvardi Therapeutics, Inc.	2,700	11,610
†WaVe Life Sciences Ltd.	82,200	1,397,400
†Xeris Biopharma Holdings, Inc.	106,700	837,595
†Zevra Therapeutics, Inc.	40,500	362,880
		53,252,884
Professional Services–1.72%
Alight, Inc. Class A	308,300	601,185
†Asure Software, Inc.	18,600	175,212
Barrett Business Services, Inc.	17,528	634,689
†BlackSky Technology, Inc.	19,862	372,412
†CBIZ, Inc.	34,946	1,763,026
†Conduent, Inc.	107,000	205,440
CRA International, Inc.	4,551	913,363
CSG Systems International, Inc.	19,588	1,502,204
Exponent, Inc.	35,685	2,478,680
†Falcon's Beyond Global, Inc. Class A	9,400	141,094
†First Advantage Corp.	57,118	829,924
†Forrester Research, Inc.	8,333	67,664
†Franklin Covey Co.	8,480	142,294
HireQuest, Inc.	4,300	45,193
†Huron Consulting Group, Inc.	11,978	2,071,116
†IBEX Holdings Ltd.	6,459	246,605
ICF International, Inc.	12,951	1,104,720
†Innodata, Inc.	21,800	1,110,710
Insperity, Inc.	25,267	978,338
Kelly Services, Inc. Class A	22,177	195,158
Kforce, Inc.	12,638	390,767
Korn Ferry	36,445	2,406,099
†Legalzoom.com, Inc.	82,500	819,225
Maximus, Inc.	39,474	3,407,396
†Mistras Group, Inc.	9,000	113,850
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Planet Labs PBC	162,300	$3,200,556
†RCM Technologies, Inc.	3,900	79,735
†Resolute Holdings Management, Inc.	3,025	624,451
Resources Connection, Inc.	24,989	125,945
†Skillsoft Corp.	3,100	28,830
†Spire Global, Inc.	17,300	129,750
†TIC Solutions, Inc.	123,794	1,251,557
TriNet Group, Inc.	20,422	1,207,553
†TrueBlue, Inc.	21,000	95,550
†TTEC Holdings, Inc.	14,560	52,416
†Upwork, Inc.	86,900	1,722,358
†Verra Mobility Corp.	110,900	2,485,269
†Willdan Group, Inc.	9,900	1,026,234
		34,746,568
Real Estate Management & Development–0.70%
†American Realty Investors, Inc.	1,300	20,878
†Anywhere Real Estate, Inc.	72,797	1,030,806
†Compass, Inc. Class A	331,300	3,501,841
†Cushman & Wakefield Ltd.	163,380	2,645,122
†Douglas Elliman, Inc.	57,300	135,801
eXp World Holdings, Inc.	58,200	526,710
†Forestar Group, Inc.	13,605	335,091
†FRP Holdings, Inc.	7,344	167,370
Kennedy-Wilson Holdings, Inc.	86,153	833,099
Marcus & Millichap, Inc.	16,700	455,743
†Maui Land & Pineapple Co., Inc.	5,600	94,864
Newmark Group, Inc. Class A	101,400	1,758,276
†RE/MAX Holdings, Inc. Class A	12,698	96,378
†Real Brokerage, Inc.	75,300	274,845
RMR Group, Inc. Class A	10,668	158,953
†Seaport Entertainment Group, Inc.	5,900	116,643
St. Joe Co.	27,168	1,612,964
†Stratus Properties, Inc.	4,200	101,556
†Tejon Ranch Co.	13,818	217,910
†Transcontinental Realty Investors, Inc.	900	52,758
		14,137,608
Residential REITs–0.38%
Apartment Investment & Management Co. Class A	98,200	583,308
BRT Apartments Corp.	8,900	130,830
Centerspace	12,046	803,709
Clipper Realty, Inc.	9,600	36,672
Elme Communities	62,775	1,092,285
Independence Realty Trust, Inc.	162,824	2,846,164
LVIP SSGA Small-Cap Index Fund-20

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
NexPoint Residential Trust, Inc.	16,700	$502,670
UMH Properties, Inc.	54,767	871,343
Veris Residential, Inc.	56,400	839,232
		7,706,213
Retail REITs–1.14%
Acadia Realty Trust	92,415	1,898,204
Alexander's, Inc.	1,576	343,473
CBL & Associates Properties, Inc.	12,700	469,900
Curbline Properties Corp.	69,750	1,618,898
FrontView REIT, Inc.	10,500	154,980
Getty Realty Corp.	37,964	1,039,075
InvenTrust Properties Corp.	47,075	1,327,986
Kite Realty Group Trust	148,585	3,561,582
Macerich Co.	175,003	3,230,555
NETSTREIT Corp.	60,900	1,074,276
Phillips Edison & Co., Inc.	87,000	3,094,590
Saul Centers, Inc.	7,066	222,791
SITE Centers Corp.	22,075	141,722
Tanger, Inc.	78,500	2,619,545
Urban Edge Properties	90,500	1,736,695
Whitestone REIT	33,071	459,356
		22,993,628
Semiconductors & Semiconductor Equipment–3.37%
†ACM Research, Inc. Class A	35,700	1,408,365
†Aehr Test Systems	20,600	415,914
†Aeluma, Inc.	7,500	128,775
†Alpha & Omega Semiconductor Ltd.	17,871	354,025
†Ambarella, Inc.	28,692	2,032,541
†Ambiq Micro, Inc.	600	17,100
†Atomera, Inc.	23,000	50,830
†Axcelis Technologies, Inc.	21,833	1,754,063
†Blaize Holdings, Inc.	47,200	92,040
†CEVA, Inc.	16,517	355,446
†Cohu, Inc.	32,513	756,577
†Credo Technology Group Holding Ltd.	105,800	15,223,562
†Diodes, Inc.	31,865	1,572,219
†FormFactor, Inc.	54,531	3,041,739
†Ichor Holdings Ltd.	24,400	449,692
†Impinj, Inc.	18,400	3,201,784
†indie Semiconductor, Inc. Class A	142,200	501,966
†Kopin Corp.	116,200	271,908
Kulicke & Soffa Industries, Inc.	35,400	1,612,824
†MaxLinear, Inc.	58,634	1,021,991
†Navitas Semiconductor Corp.	108,400	773,976
NVE Corp.	3,200	189,856
†PDF Solutions, Inc.	22,657	646,404
†Penguin Solutions, Inc.	36,702	717,891
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Photronics, Inc.	40,060	$1,281,920
Power Integrations, Inc.	39,012	1,386,486
†Rambus, Inc.	74,586	6,853,708
†Rigetti Computing, Inc.	222,500	4,928,375
†Semtech Corp.	60,723	4,474,678
†Silicon Laboratories, Inc.	22,886	2,991,200
†SiTime Corp.	15,040	5,311,978
†SkyWater Technology, Inc.	19,000	345,040
†Synaptics, Inc.	26,752	1,980,183
†Ultra Clean Holdings, Inc.	31,929	808,762
†Veeco Instruments, Inc.	40,835	1,167,064
		68,120,882
Software–5.63%
†8x8, Inc.	94,905	186,963
A10 Networks, Inc.	50,638	895,786
†ACI Worldwide, Inc.	72,278	3,455,611
Adeia, Inc.	76,816	1,325,076
†Agilysys, Inc.	18,304	2,175,247
†Airship AI Holdings, Inc.	12,900	37,281
†Alarm.com Holdings, Inc.	33,000	1,683,660
†Alkami Technology, Inc.	48,600	1,121,202
†Amplitude, Inc. Class A	64,000	741,120
†Appian Corp. Class A	27,500	974,050
†Arteris, Inc.	22,000	341,000
†Asana, Inc. Class A	60,200	825,342
†AudioEye, Inc.	6,600	65,934
†AvePoint, Inc.	94,800	1,316,772
†Bit Digital, Inc.	218,400	412,776
†Bitdeer Technologies Group Class A	65,900	738,739
†Blackbaud, Inc.	27,371	1,733,132
†BlackLine, Inc.	36,783	2,033,732
†Blend Labs, Inc. Class A	148,500	451,440
†Box, Inc. Class A	97,400	2,913,234
†Braze, Inc. Class A	56,200	1,927,098
†C3.ai, Inc. Class A	89,100	1,201,068
†Cerence, Inc.	29,600	316,424
†Chaince Digital Holdings, Inc.	27,600	137,172
†Cipher Mining, Inc.	224,100	3,307,716
†Cleanspark, Inc.	195,200	1,975,424
Clear Secure, Inc. Class A	59,300	2,080,244
†Clearwater Analytics Holdings, Inc. Class A	182,439	4,400,429
†Commvault Systems, Inc.	31,302	3,924,019
†Consensus Cloud Solutions, Inc.	13,595	296,643
†Core Scientific, Inc.	202,000	2,941,120
†CS Disco, Inc.	15,700	121,832
†Daily Journal Corp.	910	443,461
†Digimarc Corp.	11,258	73,852
†Digital Turbine, Inc.	73,300	366,500
†Domo, Inc. Class B	23,700	199,791
†D-Wave Quantum, Inc.	232,000	6,066,800
LVIP SSGA Small-Cap Index Fund-21

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†eGain Corp.	12,600	$129,654
†EverCommerce, Inc.	10,500	127,155
†Expensify, Inc. Class A	46,900	70,819
†Five9, Inc.	54,500	1,092,725
†Freshworks, Inc. Class A	143,200	1,754,200
†Hut 8 Corp.	67,000	3,077,980
†I3 Verticals, Inc. Class A	17,191	433,041
†Intapp, Inc.	40,100	1,837,382
InterDigital, Inc.	18,148	5,777,960
†Jamf Holding Corp.	49,900	649,199
†Kaltura, Inc.	54,500	89,380
†Life360, Inc.	12,300	788,922
†LiveRamp Holdings, Inc.	44,972	1,320,828
†MARA Holdings, Inc.	260,900	2,342,882
†Mitek Systems, Inc.	30,300	319,665
†N-able, Inc.	50,800	379,984
†NCR Voyix Corp.	98,500	1,004,700
†NextNav, Inc.	64,800	1,078,272
†ON24, Inc.	25,900	206,164
OneSpan, Inc.	24,857	319,164
†Ooma, Inc.	18,694	219,281
†Pagaya Technologies Ltd. Class A	33,300	695,970
†PagerDuty, Inc.	60,800	797,088
†PAR Technology Corp.	28,700	1,041,236
†Porch Group, Inc.	57,400	524,062
†Progress Software Corp.	30,200	1,297,392
†Q2 Holdings, Inc.	43,800	3,160,608
†Qualys, Inc.	25,625	3,405,562
†Rapid7, Inc.	45,100	685,520
Red Violet, Inc.	8,300	472,685
ReposiTrak, Inc.	8,900	110,093
†Rezolve AI PLC	119,800	307,886
†Rimini Street, Inc.	33,816	131,206
†Riot Platforms, Inc.	243,500	3,085,145
†SEMrush Holdings, Inc. Class A	35,500	422,095
†Silvaco Group, Inc.	4,400	17,820
†SoundHound AI, Inc. Class A	259,400	2,586,218
†SoundThinking, Inc.	7,700	61,831
†Sprinklr, Inc. Class A	81,900	637,182
†Sprout Social, Inc. Class A	37,900	427,133
†SPS Commerce, Inc.	26,802	2,388,862
†Synchronoss Technologies, Inc.	6,600	56,496
†Telos Corp.	39,100	199,410
†Tenable Holdings, Inc.	86,000	2,023,580
†Terawulf, Inc.	208,300	2,393,367
†Varonis Systems, Inc.	78,221	2,565,649
†Vertex, Inc. Class A	46,500	928,605
†Via Transportation, Inc. Class A	3,600	104,436
†Viant Technology, Inc. Class A	11,600	139,664
†Weave Communications, Inc.	45,000	341,550
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†WM Technology, Inc.	65,800	$54,292
†Workiva, Inc.	35,400	3,053,250
†Xperi, Inc.	31,206	182,867
†Yext, Inc.	72,700	585,962
†Zeta Global Holdings Corp. Class A	132,200	2,690,270
		113,802,039
Specialized REITs–0.39%
Farmland Partners, Inc.	26,400	255,816
Four Corners Property Trust, Inc.	70,200	1,618,812
Gladstone Land Corp.	23,300	213,195
Outfront Media, Inc.	99,243	2,391,756
PotlatchDeltic Corp.	54,815	2,180,541
Safehold, Inc.	39,434	539,851
Smartstop Self Storage REIT, Inc.	20,800	643,552
		7,843,523
Specialty Retail–2.21%
†1-800-Flowers.com, Inc. Class A	17,864	70,205
†Abercrombie & Fitch Co. Class A	32,400	4,078,188
Academy Sports & Outdoors, Inc.	46,300	2,313,148
Advance Auto Parts, Inc.	42,300	1,662,390
American Eagle Outfitters, Inc.	111,618	2,943,367
†America's Car-Mart, Inc.	5,285	133,499
†Arhaus, Inc.	37,700	422,617
Arko Corp.	50,700	230,178
†Asbury Automotive Group, Inc.	13,444	3,126,133
†BARK, Inc.	73,200	44,103
†Barnes & Noble Education, Inc.	11,700	107,523
†Bed Bath & Beyond, Inc.	40,797	222,752
†Boot Barn Holdings, Inc.	21,518	3,797,281
Buckle, Inc.	21,708	1,159,641
Build-A-Bear Workshop, Inc.	9,000	551,430
Caleres, Inc.	24,051	292,701
Camping World Holdings, Inc. Class A	42,600	414,498
†Citi Trends, Inc.	3,400	141,304
Designer Brands, Inc. Class A	23,800	176,834
†EVgo, Inc.	92,900	270,339
†Genesco, Inc.	7,032	174,183
Group 1 Automotive, Inc.	8,515	3,348,949
Haverty Furniture Cos., Inc.	9,414	219,911
J Jill, Inc.	4,400	60,368
†Lands' End, Inc.	7,900	114,708
†MarineMax, Inc.	13,440	325,651
LVIP SSGA Small-Cap Index Fund-22

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Monro, Inc.	21,249	$425,830
†National Vision Holdings, Inc.	55,700	1,438,174
†OneWater Marine, Inc. Class A	8,600	93,052
†Outdoor Holding Co.	68,100	116,451
†Petco Health & Wellness Co., Inc.	55,600	156,236
†RealReal, Inc.	66,400	1,047,792
†Revolve Group, Inc.	29,000	875,510
†Sally Beauty Holdings, Inc.	70,700	1,008,182
Shoe Carnival, Inc.	13,142	221,837
Signet Jewelers Ltd.	28,176	2,335,227
†Sleep Number Corp.	14,446	122,213
Sonic Automotive, Inc. Class A	10,431	645,262
†Stitch Fix, Inc. Class A	76,700	402,675
†ThredUp, Inc. Class A	66,700	426,213
†Torrid Holdings, Inc.	16,000	15,654
Upbound Group, Inc.	36,210	635,848
†Urban Outfitters, Inc.	42,700	3,213,602
†Victoria's Secret & Co.	48,300	2,616,411
†Warby Parker, Inc. Class A	68,500	1,492,615
Winmark Corp.	1,907	772,221
†Zumiez, Inc.	10,023	261,099
		44,724,005
Technology Hardware, Storage & Peripherals–0.73%
†CompoSecure, Inc. Class A	32,200	620,816
†Corsair Gaming, Inc.	33,900	201,366
†CPI Card Group, Inc.	3,600	52,848
†Diebold Nixdorf, Inc.	17,800	1,208,442
†Eastman Kodak Co.	36,500	308,790
Immersion Corp.	18,400	125,120
†IonQ, Inc.	234,100	10,504,067
†Quantum Computing, Inc.	138,300	1,418,958
†Turtle Beach Corp.	10,900	152,927
Xerox Holdings Corp.	86,900	205,953
		14,799,287
Textiles, Apparel & Luxury Goods–0.54%
†Capri Holdings Ltd.	82,300	2,008,120
Carter's, Inc.	24,700	801,021
Ermenegildo Zegna NV	43,100	441,775
†Figs, Inc. Class A	63,000	715,680
G-III Apparel Group Ltd.	23,796	689,132
Kontoor Brands, Inc.	38,200	2,333,638
Lakeland Industries, Inc.	6,800	60,112
Movado Group, Inc.	9,280	191,353
Oxford Industries, Inc.	9,866	337,417
Rocky Brands, Inc.	4,800	140,784
Steven Madden Ltd.	50,001	2,082,042
Superior Group of Cos., Inc.	6,500	62,920
Wolverine World Wide, Inc.	54,971	997,724
		10,861,718
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.11%
†Ispire Technology, Inc.	15,200	$42,560
Turning Point Brands, Inc.	12,225	1,325,190
Universal Corp.	17,042	898,966
		2,266,716
Trading Companies & Distributors–1.07%
Alta Equipment Group, Inc.	14,590	67,114
†BlueLinx Holdings, Inc.	5,300	325,579
Boise Cascade Co.	26,246	1,931,706
†Custom Truck One Source, Inc.	44,300	255,168
†Distribution Solutions Group, Inc.	6,996	191,620
†DNOW, Inc.	129,306	1,713,305
†DXP Enterprises, Inc.	9,343	1,025,768
EVI Industries, Inc.	3,600	88,704
GATX Corp.	24,700	4,189,120
Global Industrial Co.	9,558	279,285
Herc Holdings, Inc.	22,837	3,388,554
†Hudson Technologies, Inc.	28,500	195,225
Karat Packaging, Inc.	5,100	115,107
McGrath RentCorp	17,240	1,808,993
†NPK International, Inc.	55,841	665,625
Rush Enterprises, Inc. Class A	48,382	2,623,621
†Titan Machinery, Inc.	15,770	237,181
†Transcat, Inc.	6,700	380,091
Willis Lease Finance Corp.	1,800	244,152
†Xometry, Inc. Class A	30,800	1,831,676
		21,557,594
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	16,600	148,902
		148,902
Water Utilities–0.33%
American States Water Co.	27,279	1,977,182
†Cadiz, Inc.	32,901	184,575
California Water Service Group	42,242	1,830,346
Consolidated Water Co. Ltd.	11,400	402,306
Global Water Resources, Inc.	8,783	74,216
H2O America	22,815	1,117,707
Middlesex Water Co.	12,431	626,771
†Pure Cycle Corp.	14,100	154,959
York Water Co.	10,237	325,946
		6,694,008
Wireless Telecommunication Services–0.16%
†Gogo, Inc.	49,500	230,670
LVIP SSGA Small-Cap Index Fund-23

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	13,900	$183,341
Telephone & Data Systems, Inc.	70,100	2,874,100
		3,288,111
Total Common Stock (Cost $1,161,960,033)		2,013,274,207
RIGHTS–0.01%
=†Aduro Biotech, Inc.	15,060	5,723
=†Akero Therapeutics, Inc.	49,800	32,370
=†Alimera Sciences, Inc.	16,900	676
=†Chinook Therapeutics, Inc.	47,760	0
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $34,743)		75,215
WARRANTS–0.00%
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	435
=†Pulse Biosciences, Inc. exp 6/27/29 exercise price USD 1.00	1,477	2,016
Total Warrants (Cost $0)		2,451

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.41%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	8,329,745	$8,329,745
Total Money Market Fund (Cost $8,329,745)		8,329,745

TOTAL INVESTMENTS–99.96% (Cost $1,170,324,521)	2,021,681,618
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	833,038
NET ASSETS APPLICABLE TO 58,144,810 SHARES OUTSTANDING–100.00%	$2,022,514,656
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,433,964,005 / 41,191,277 Shares)	$34.812
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($588,550,651 / 16,953,533 Shares)	$34.716
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,128,330,758
Distributable earnings/(accumulated loss)	894,183,898
TOTAL NET ASSETS	$2,022,514,656

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $725,035 cash collateral held at broker for futures contracts, $2,829,820 payable for fund shares redeemed, $79,139 other accrued expenses payable, $722,819 due to manager and affiliates, $890,419 due to custodian, $75,439 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $46,863 payable for fund accounting fee as of December 31, 2025.

LVIP SSGA Small-Cap Index Fund-24

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
76	CME E-mini Russell 2000 Index Futures	$9,492,400	$9,932,053	3/20/26	$—	$(439,653)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-25

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$22,453,412
Foreign taxes withheld	(47,941)
22,405,471
EXPENSES:
Management fees	6,240,626
Distribution fees-Service Class	1,371,619
Shareholder servicing fees	565,557
Accounting and administration expenses	327,526
Index fees	217,476
Professional fees	91,640
Trustees’ fees and expenses	56,509
Reports and statements to shareholders	48,841
Custodian fees	25,544
Pricing fees	22,356
Consulting fees	15,227
Other	53,883
9,036,804
Less:
Management fees waived	(192,529)
Total operating expenses	8,844,275
NET INVESTMENT INCOME	13,561,196
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	92,806,479
Futures contracts	922,914
Net realized gain	93,729,393
Net change in unrealized appreciation (depreciation) of:
Investments	134,845,000
Futures contracts	317,715
Net change in unrealized appreciation (depreciation)	135,162,715
NET REALIZED AND UNREALIZED GAIN	228,892,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$242,453,304
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,561,196	$18,222,309
Net realized gain	93,729,393	116,712,324
Net change in unrealized appreciation (depreciation)	135,162,715	87,010,851
Net increase in net assets resulting from operations	242,453,304	221,945,484
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(83,509,438)	(80,315,675)
Service Class	(32,348,720)	(27,649,511)
	(115,858,158)	(107,965,186)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	169,185,294	118,808,709
Service Class	90,095,016	78,854,279
Reinvestment of dividends and distributions:
Standard Class	83,509,438	80,315,675
Service Class	32,348,720	27,649,511
	375,138,468	305,628,174
Cost of shares redeemed:
Standard Class	(338,364,343)	(522,230,550)
Service Class	(103,380,429)	(88,043,434)
	(441,744,772)	(610,273,984)
Decrease in net assets derived from capital share transactions	(66,606,304)	(304,645,810)
NET INCREASE (DECREASE) IN NET ASSETS	59,988,842	(190,665,512)
NET ASSETS:
Beginning of year	1,962,525,814	2,153,191,326
End of year	$2,022,514,656	$1,962,525,814
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-26

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$32.786	$31.106	$27.338	$39.636	$35.910
Income (loss) from investment operations:
Net investment income[1]	0.251	0.306	0.332	0.303	0.252
Net realized and unrealized gain (loss)	3.811	3.201	4.124	(8.624)	4.931
Total from investment operations	4.062	3.507	4.456	(8.321)	5.183
Less dividends and distributions from:
Net investment income	(0.362)	(0.596)	(0.371)	(0.358)	(0.343)
Net realized gain	(1.674)	(1.231)	(0.317)	(3.619)	(1.114)
Total dividends and distributions	(2.036)	(1.827)	(0.688)	(3.977)	(1.457)
Net asset value, end of period	$34.812	$32.786	$31.106	$27.338	$39.636
Total return[2]	12.46%	11.14%	16.50%	(20.78% )	14.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,433,964	$1,429,404	$1,664,375	$1,449,348	$1,994,358
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	0.77%	0.94%	1.16%	0.94%	0.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.93%	1.15%	0.93%	0.61%
Portfolio turnover	16%	13%	15%	16%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-27

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$32.710	$31.046	$27.292	$39.580	$35.858
Income (loss) from investment operations:
Net investment income[1]	0.169	0.224	0.260	0.221	0.150
Net realized and unrealized gain (loss)	3.792	3.187	4.112	(8.609)	4.927
Total from investment operations	3.961	3.411	4.372	(8.388)	5.077
Less dividends and distributions from:
Net investment income	(0.281)	(0.516)	(0.301)	(0.281)	(0.241)
Net realized gain	(1.674)	(1.231)	(0.317)	(3.619)	(1.114)
Total dividends and distributions	(1.955)	(1.747)	(0.618)	(3.900)	(1.355)
Net asset value, end of period	$34.716	$32.710	$31.046	$27.292	$39.580
Total return[2]	12.18%	10.87%	16.21%	(20.98% )	14.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$588,551	$533,122	$488,817	$417,135	$551,286
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	0.52%	0.69%	0.91%	0.69%	0.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.51%	0.68%	0.90%	0.68%	0.36%
Portfolio turnover	16%	13%	15%	16%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-28

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Small-Cap Index Fund-29

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$160,984
Legal	26,735
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Small-Cap Index Fund-30

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,798 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$544,347
Distribution fees payable to LFD	127,522
Shareholder servicing fees payable to Lincoln Life	50,950
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$315,438,367
Sales	465,803,843
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,199,111,522
Aggregate unrealized appreciation of investments and derivatives	$1,006,281,902
Aggregate unrealized depreciation of investments and derivatives	(183,711,806)
Net unrealized appreciation of investments and derivatives	$822,570,096
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP SSGA Small-Cap Index Fund-31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$37,464,117	$—	$—	$37,464,117
Air Freight & Logistics	2,262,769	—	—	2,262,769
Automobile Components	21,286,674	—	—	21,286,674
Automobiles	992,416	—	—	992,416
Banks	199,366,623	—	— *	199,366,623
Beverages	2,437,900	—	—	2,437,900
Biotechnology	186,729,641	—	— *	186,729,641
Broadline Retail	2,058,138	—	—	2,058,138
Building Products	29,621,594	—	—	29,621,594
Capital Markets	36,110,973	—	—	36,110,973
Chemicals	29,977,914	—	—	29,977,914
Commercial Services & Supplies	29,010,504	—	—	29,010,504
Communications Equipment	18,608,214	—	—	18,608,214
Construction & Engineering	48,072,183	—	—	48,072,183
Construction Materials	4,090,600	—	—	4,090,600
Consumer Finance	21,438,973	—	—	21,438,973
Consumer Staples Distribution & Retail	8,958,894	—	—	8,958,894
Containers & Packaging	4,860,697	—	—	4,860,697
Distributors	1,246,496	—	—	1,246,496
Diversified Consumer Services	22,396,531	—	—	22,396,531
Diversified REITs	10,671,989	—	—	10,671,989
Diversified Telecommunication Services	11,240,591	—	—	11,240,591
Electric Utilities	19,117,786	—	—	19,117,786
Electrical Equipment	48,750,881	—	—	48,750,881
Electronic Equipment, Instruments & Components	69,493,383	—	—	69,493,383
Energy Equipment & Services	36,079,543	—	—	36,079,543
Entertainment	10,506,591	—	—	10,506,591
Financial Services	43,205,794	—	—	43,205,794
Food Products	14,340,508	—	—	14,340,508
Gas Utilities	20,688,845	—	—	20,688,845
Ground Transportation	5,830,283	—	—	5,830,283
Health Care Equipment & Supplies	55,012,966	—	— *	55,012,966
Health Care Providers & Services	65,314,110	—	—	65,314,110
Health Care REITs	20,312,977	—	—	20,312,977
Health Care Technology	6,927,382	—	—	6,927,382
Hotel & Resort REITs	11,846,675	—	—	11,846,675
Hotels, Restaurants & Leisure	33,673,438	—	—	33,673,438
Household Durables	33,458,883	—	—	33,458,883
Household Products	5,323,746	—	—	5,323,746
Independent Power and Renewable Electricity Producers	5,235,397	—	—	5,235,397
Industrial Conglomerates	595,608	—	—	595,608
Industrial REITs	8,238,674	—	—	8,238,674
Insurance	40,609,247	—	—	40,609,247
Interactive Media & Services	10,656,147	—	—	10,656,147
IT Services	12,383,718	—	—	12,383,718
Leisure Products	8,642,190	—	—	8,642,190
LVIP SSGA Small-Cap Index Fund-32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$9,190,514	$—	$—	$9,190,514
Machinery	77,058,595	—	—	77,058,595
Marine Transportation	4,213,608	—	—	4,213,608
Media	20,129,823	—	—	20,129,823
Metals & Mining	48,310,049	—	—	48,310,049
Mortgage Real Estate Investment Trusts (REITs)	16,658,122	—	—	16,658,122
Multi-Utilities	9,134,715	—	—	9,134,715
Office REITs	10,402,166	—	—	10,402,166
Oil, Gas & Consumable Fuels	60,732,639	—	— *	60,732,639
Paper & Forest Products	1,686,908	—	—	1,686,908
Passenger Airlines	9,904,470	—	—	9,904,470
Personal Care Products	3,759,709	—	—	3,759,709
Pharmaceuticals	53,252,419	—	465	53,252,884
Professional Services	34,746,568	—	—	34,746,568
Real Estate Management & Development	14,137,608	—	—	14,137,608
Residential REITs	7,706,213	—	—	7,706,213
Retail REITs	22,993,628	—	—	22,993,628
Semiconductors & Semiconductor Equipment	68,120,882	—	—	68,120,882
Software	113,802,039	—	—	113,802,039
Specialized REITs	7,843,523	—	—	7,843,523
Specialty Retail	44,724,005	—	—	44,724,005
Technology Hardware, Storage & Peripherals	14,799,287	—	—	14,799,287
Textiles, Apparel & Luxury Goods	10,861,718	—	—	10,861,718
Tobacco	2,266,716	—	—	2,266,716
Trading Companies & Distributors	21,557,594	—	—	21,557,594
Transportation Infrastructure	148,902	—	—	148,902
Water Utilities	6,694,008	—	—	6,694,008
Wireless Telecommunication Services	3,288,111	—	—	3,288,111
Rights	—	—	75,215	75,215
Warrants	435	—	2,016	2,451
Money Market Fund	8,329,745	—	—	8,329,745
Total Investments	$2,021,603,922	$—	$77,696	$2,021,681,618
Derivatives:

Liabilities:
Futures Contract	$(439,653)	$—	$—	$(439,653)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$30,009,851	$45,070,217
Long-term capital gains	85,848,307	62,894,969
Total	$115,858,158	$107,965,186
LVIP SSGA Small-Cap Index Fund-33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$491,958
Undistributed long-term capital gains	71,121,844
Net unrealized appreciation	822,570,096
Distributable earnings/(accumulated loss)	$894,183,898
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	5,379,275	3,681,446
Service Class	2,813,131	2,437,156
Shares reinvested:
Standard Class	2,400,001	2,365,481
Service Class	933,914	817,247
	11,526,321	9,301,330
Shares redeemed:
Standard Class	(10,185,898)	(15,956,007)
Service Class	(3,092,044)	(2,700,578)
	(13,277,942)	(18,656,585)
Net decrease	(1,751,621)	(9,355,255)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $56,250,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP SSGA Small-Cap Index Fund-34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(439,653)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$922,914	$317,715
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$11,604,367	$—
9. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA Small-Cap Index Fund-35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund-36

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Small-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Small-Cap Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA Small-Cap Index Fund–37

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.35%
INVESTMENT COMPANIES–97.35%
Equity Funds–97.35%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	8,808,334	$113,530,624
LVIP SSGA Small-Cap Index Fund	13,088,577	455,639,536
Total Affiliated Investments (Cost $414,217,472)		569,170,160

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.49%
INVESTMENT COMPANY–2.49%
Money Market Fund–2.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	14,563,396	$14,563,396
Total Unaffiliated Investment (Cost $14,563,396)		14,563,396

TOTAL INVESTMENTS–99.84% (Cost $428,780,868)	583,733,556
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	960,782
NET ASSETS APPLICABLE TO 45,314,356 SHARES OUTSTANDING–100.00%	$584,694,338

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
110	CME E-mini Russell 2000 Index Futures	$13,739,000	$14,360,221	3/20/26	$—	$(621,221)
7	CME E-mini S&P MidCap 400 Index Futures	2,327,640	2,362,992	3/20/26	—	(35,352)
Total Futures Contracts					$—	$(656,573)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-1

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$569,170,160
Unaffiliated investments, at value	14,563,396
Cash collateral held at broker for futures contracts	1,324,921
Receivable for securities sold	159,510
Receivable for fund shares sold	132,292
Dividends and interest receivable	48,121
Expense reimbursement receivable from Lincoln Financial Investments Corporation	25,646
Prepaid expenses	2,213
TOTAL ASSETS	585,426,259
LIABILITIES:
Payable for fund shares redeemed	300,197
Due to manager and affiliates	256,898
Variation margin due to broker on futures contracts	135,753
Payable for audit fee	17,071
Payable for fund accounting fee	13,832
Other accrued expenses payable	8,170
TOTAL LIABILITIES	731,921
TOTAL NET ASSETS	$584,694,338
Affiliated investments, at cost	$414,217,472
Unaffiliated investments, at cost	14,563,396
Standard Class:
Net Assets	$97,817
Shares Outstanding	7,566
Net Asset Value Per Share	$12.929
Service Class:
Net Assets	$584,596,521
Shares Outstanding	45,306,790
Net Asset Value Per Share	$12.903
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$512,414,435
Distributable earnings/(accumulated loss)	72,279,903
TOTAL NET ASSETS	$584,694,338
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-2

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$5,529,654
Dividends from unaffiliated investments	956,343
6,485,997
EXPENSES:
Distribution fees-Service Class	1,493,286
Management fees	1,374,018
Shareholder servicing fees	173,246
Accounting and administration expenses	97,133
Professional fees	49,906
Reports and statements to shareholders	23,341
Trustees’ fees and expenses	17,582
Custodian fees	8,631
Consulting fees	8,061
Pricing fees	2,226
Other	16,118
3,263,548
Less:
Management fees waived	(29,870)
Expenses reimbursed	(276,764)
Total operating expenses	2,956,914
NET INVESTMENT INCOME	3,529,083
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	8,695,051
Distributions from affiliated investment companies	30,244,039
Futures contracts	(35,104,084)
Net realized gain	3,835,006
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	19,462,325
Futures contracts	1,674,084
Net change in unrealized appreciation (depreciation)	21,136,409
NET REALIZED AND UNREALIZED GAIN	24,971,415
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,500,498
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,529,083	$7,432,814
Net realized gain	3,835,006	39,558,938
Net change in unrealized appreciation (depreciation)	21,136,409	22,618,598
Net increase in net assets resulting from operations	28,500,498	69,610,350
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,419)	(3,102)
Service Class	(32,155,667)	(24,001,381)
	(32,161,086)	(24,004,483)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,521	3,941
Service Class	47,579,154	19,779,083
Reinvestment of dividends and distributions:
Standard Class	5,419	3,102
Service Class	32,155,667	24,001,381
	79,762,761	43,787,507
Cost of shares redeemed:
Standard Class	(6,719)	(12,040)
Service Class	(113,973,450)	(119,011,137)
	(113,980,169)	(119,023,177)
Decrease in net assets derived from capital share transactions	(34,217,408)	(75,235,670)
NET DECREASE IN NET ASSETS	(37,877,996)	(29,629,803)
NET ASSETS:
Beginning of year	622,572,334	652,202,137
End of year	$584,694,338	$622,572,334
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-3

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.079	$12.238	$10.884	$14.150	$14.479
Income (loss) from investment operations:
Net investment income[1]	0.106	0.181	0.140	0.097	0.098
Net realized and unrealized gain (loss)	0.474	1.201	1.352	(2.703)	2.216
Total from investment operations	0.580	1.382	1.492	(2.606)	2.314
Less dividends and distributions from:
Net investment income	(0.183)	(0.335)	(0.138)	(0.094)	(0.379)
Net realized gain	(0.547)	(0.206)	—	(0.539)	(2.264)
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.730)	(0.541)	(0.138)	(0.660)	(2.643)
Net asset value, end of period	$12.929	$13.079	$12.238	$10.884	$14.150
Total return[2]	4.49%	11.33%	13.69%	(18.36% )	16.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98	$76	$76	$59	$79
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	0.84%	1.40%	1.23%	0.79%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79%	1.35%	1.18%	0.74%	0.56%
Portfolio turnover	14%	7%	9%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-4

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.056	$12.216	$10.867	$14.127	$14.463
Income (loss) from investment operations:
Net investment income[1]	0.074	0.148	0.111	0.066	0.058
Net realized and unrealized gain (loss)	0.470	1.198	1.348	(2.696)	2.213
Total from investment operations	0.544	1.346	1.459	(2.630)	2.271
Less dividends and distributions from:
Net investment income	(0.150)	(0.300)	(0.110)	(0.064)	(0.343)
Net realized gain	(0.547)	(0.206)	—	(0.539)	(2.264)
Return of capital	—	—	—	(0.027)	—
Total dividends and distributions	(0.697)	(0.506)	(0.110)	(0.630)	(2.607)
Net asset value, end of period	$12.903	$13.056	$12.216	$10.867	$14.127
Total return[2]	4.23%	11.05%	13.41%	(18.57% )	15.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$584,596	$622,496	$652,126	$582,900	$725,057
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.59%	1.15%	0.98%	0.54%	0.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.54%	1.10%	0.93%	0.49%	0.31%
Portfolio turnover	14%	7%	9%	11%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-5

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA SMID Cap Managed Volatility Fund-6

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$284,705	$281,825	$276,764	$843,294
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$49,763
Legal	8,230
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,834 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA SMID Cap Managed Volatility Fund-7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$25,646
Management fees payable to LFI	114,696
Distribution fees payable to LFD	127,419
Shareholder servicing fees payable to Lincoln Life	14,783
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.35%@
Equity Funds-97.35%@
✧✧LVIP SSGA Mid-Cap Index Fund	$119,566,840	$23,880,738	$28,628,587	$711,158	$(1,999,525)	$113,530,624	8,808,334	$1,299,369	$7,793,716
✧✧LVIP SSGA Small-Cap Index Fund	472,078,435	57,609,686	103,494,328	7,983,893	21,461,850	455,639,536	13,088,577	4,230,285	22,450,323
Total	$591,645,275	$81,490,424	$132,122,915	$8,695,051	$19,462,325	$569,170,160		$5,529,654	$30,244,039

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$81,490,424
Sales	132,122,915
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$456,556,009
Aggregate unrealized appreciation of investments and derivatives	$127,181,943
Aggregate unrealized depreciation of investments and derivatives	(4,398)
Net unrealized appreciation of investments and derivatives	$127,177,545
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP SSGA SMID Cap Managed Volatility Fund-8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$569,170,160	$—	$—	$569,170,160
Unaffiliated Investment Company	14,563,396	—	—	14,563,396
Total Investments	$583,733,556	$—	$—	$583,733,556
Derivatives:
Liabilities:
Futures Contracts	$(656,573)	$—	$—	$(656,573)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$11,745,317	$16,974,332
Long-term capital gains	20,415,769	7,030,151
Total	$32,161,086	$24,004,483
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$6,945,177
Undistributed long-term capital gains	27,150,812
Other temporary differences	(88,993,631)
Net unrealized appreciation	127,177,545
Distributable earnings/(accumulated loss)	$72,279,903
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP SSGA SMID Cap Managed Volatility Fund-9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,844	297
Service Class	4,010,720	1,549,495
Shares reinvested:
Standard Class	419	237
Service Class	2,497,519	1,836,252
	6,510,502	3,386,281
Shares redeemed:
Standard Class	(520)	(907)
Service Class	(8,881,211)	(9,089,192)
	(8,881,731)	(9,090,099)
Net decrease	(2,371,229)	(5,703,818)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(656,573)

LVIP SSGA SMID Cap Managed Volatility Fund-10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(35,104,084)	$1,674,084
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,174,676	$25,586,060
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA SMID Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.49%
Aerospace & Defense–7.34%
†Axon Enterprise, Inc.	34,492	$19,589,042
BWX Technologies, Inc.	10,577	1,828,129
Carpenter Technology Corp.	4,900	1,542,716
Curtiss-Wright Corp.	3,036	1,673,656
HEICO Corp.	48,428	15,670,816
Howmet Aerospace, Inc.	198,374	40,670,637
†Karman Holdings, Inc.	28,822	2,108,906
Leonardo DRS, Inc.	29,500	1,005,655
†Loar Holdings, Inc.	28,610	1,945,480
†Rocket Lab Corp.	191,854	13,383,735
†StandardAero, Inc.	80,087	2,296,895
		101,715,667
Air Freight & Logistics–0.11%
†GXO Logistics, Inc.	28,400	1,494,976
		1,494,976
Beverages–0.25%
†Celsius Holdings, Inc.	75,694	3,462,244
		3,462,244
Biotechnology–5.39%
†Alkermes PLC	39,500	1,105,210
†Alnylam Pharmaceuticals, Inc.	61,047	24,275,339
†Argenx SE ADR	3,482	2,928,188
†Ascendis Pharma AS ADR	7,192	1,533,622
†BeOne Medicines Ltd. ADR	5,506	1,672,778
†Caris Life Sciences, Inc.	68,636	1,851,799
†Insmed, Inc.	73,825	12,848,503
†Ionis Pharmaceuticals, Inc.	63,862	5,052,123
†Natera, Inc.	50,588	11,589,205
†Neurocrine Biosciences, Inc.	40,408	5,731,067
†Nuvalent, Inc. Class A	13,400	1,347,906
†Revolution Medicines, Inc.	26,100	2,078,865
†Summit Therapeutics, Inc.	61,900	1,082,631
†Vaxcyte, Inc.	35,152	1,621,913
		74,719,149
Broadline Retail–1.23%
†Coupang, Inc.	556,029	13,116,724
eBay, Inc.	24,874	2,166,526
†Ollie's Bargain Outlet Holdings, Inc.	16,369	1,794,206
		17,077,456
Building Products–0.34%
Lennox International, Inc.	9,775	4,746,544
		4,746,544
Capital Markets–6.09%
Ameriprise Financial, Inc.	39,917	19,572,902
ARES Management Corp. Class A	78,566	12,698,623
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Bank of New York Mellon Corp.	50,231	$5,831,317
†Coinbase Global, Inc. Class A	12,365	2,796,221
Interactive Brokers Group, Inc. Class A	48,121	3,094,662
Invesco Ltd.	53,924	1,416,583
Lazard, Inc.	31,215	1,515,800
LPL Financial Holdings, Inc.	39,078	13,957,489
MSCI, Inc.	16,238	9,316,228
†Robinhood Markets, Inc. Class A	50,550	5,717,205
StepStone Group, Inc. Class A	23,296	1,494,904
Stifel Financial Corp.	12,815	1,604,694
TPG, Inc.	56,714	3,620,622
Tradeweb Markets, Inc. Class A	16,662	1,791,831
		84,429,081
Chemicals–0.09%
Sensient Technologies Corp.	13,328	1,252,166
		1,252,166
Commercial Services & Supplies–0.67%
†Clean Harbors, Inc.	5,543	1,299,723
GFL Environmental, Inc.	25,770	1,106,821
Tetra Tech, Inc.	37,600	1,261,104
Veralto Corp.	55,559	5,543,677
		9,211,325
Communications Equipment–0.11%
†Lumentum Holdings, Inc.	4,248	1,565,770
		1,565,770
Construction & Engineering–2.99%
†API Group Corp.	38,113	1,458,203
Comfort Systems USA, Inc.	20,240	18,889,790
Quanta Services, Inc.	49,839	21,035,048
		41,383,041
Consumer Finance–0.11%
SLM Corp.	54,114	1,464,325
		1,464,325
Consumer Staples Distribution & Retail–1.61%
†BJ's Wholesale Club Holdings, Inc.	44,775	4,031,093
Casey's General Stores, Inc.	6,232	3,444,489
Dollar General Corp.	13,499	1,792,262
†Performance Food Group Co.	20,220	1,818,182
†Sprouts Farmers Market, Inc.	39,816	3,172,141
†U.S. Foods Holding Corp.	107,477	8,095,168
		22,353,335
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.48%
†Bright Horizons Family Solutions, Inc.	20,441	$2,072,718
†Duolingo, Inc.	18,658	3,274,479
Service Corp. International	16,192	1,262,490
		6,609,687
Diversified Telecommunication Services–0.34%
†AST SpaceMobile, Inc.	62,646	4,549,979
=†πSocure, Inc.	14,128	107,373
		4,657,352
Electric Utilities–0.82%
NRG Energy, Inc.	71,320	11,356,997
		11,356,997
Electrical Equipment–2.29%
†Bloom Energy Corp. Class A	10,196	885,930
Hubbell, Inc.	4,449	1,975,845
nVent Electric PLC	12,464	1,270,954
Rockwell Automation, Inc.	4,179	1,625,924
Vertiv Holdings Co. Class A	160,353	25,978,790
		31,737,443
Electronic Equipment, Instruments & Components–1.56%
Badger Meter, Inc.	5,220	910,420
CDW Corp.	10,901	1,484,716
†Celestica, Inc.	15,420	4,558,306
†Coherent Corp.	12,573	2,320,599
Corning, Inc.	23,516	2,059,061
†Fabrinet	4,061	1,848,892
TD SYNNEX Corp.	32,390	4,865,950
TE Connectivity PLC	8,801	2,002,315
†Zebra Technologies Corp. Class A	6,622	1,607,954
		21,658,213
Energy Equipment & Services–0.16%
TechnipFMC PLC	48,194	2,147,525
		2,147,525
Entertainment–3.41%
†Liberty Media Corp.-Liberty Formula One Class C	36,002	3,546,557
†Live Nation Entertainment, Inc.	67,978	9,686,865
†ROBLOX Corp. Class A	277,273	22,467,431
†Roku, Inc.	12,633	1,370,554
†Take-Two Interactive Software, Inc.	19,381	4,962,118
TKO Group Holdings, Inc.	24,946	5,213,714
		47,247,239
Financial Services–2.28%
†Affirm Holdings, Inc.	63,171	4,701,817
†Block, Inc.	113,307	7,375,153
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Corpay, Inc.	28,972	$8,718,544
=†πIcapital, Inc.	89,535	1,253,463
Rocket Cos., Inc. Class A	95,862	1,855,888
†Shift4 Payments, Inc. Class A	20,235	1,274,198
†Toast, Inc. Class A	181,156	6,432,850
		31,611,913
Food Products–0.05%
†Freshpet, Inc.	11,700	712,881
		712,881
Ground Transportation–0.39%
†Lyft, Inc. Class A	81,826	1,584,970
Old Dominion Freight Line, Inc.	11,669	1,829,699
†XPO, Inc.	14,262	1,938,348
		5,353,017
Health Care Equipment & Supplies–4.23%
†Dexcom, Inc.	162,626	10,793,488
†Glaukos Corp.	12,865	1,452,587
†IDEXX Laboratories, Inc.	39,037	26,409,702
†Insulet Corp.	30,096	8,554,487
†Medline, Inc. Class A	29,276	1,229,592
†Penumbra, Inc.	20,030	6,227,527
ResMed, Inc.	16,139	3,887,401
		58,554,784
Health Care Providers & Services–4.32%
†BrightSpring Health Services, Inc.	54,695	2,048,328
Cardinal Health, Inc.	66,700	13,706,850
Cencora, Inc.	91,277	30,828,807
Encompass Health Corp.	37,702	4,001,690
†HealthEquity, Inc.	11,600	1,062,676
†Option Care Health, Inc.	61,069	1,945,658
Quest Diagnostics, Inc.	9,397	1,630,661
†RadNet, Inc.	18,008	1,284,871
†Tenet Healthcare Corp.	16,969	3,372,080
		59,881,621
Health Care Technology–1.19%
†Doximity, Inc. Class A	71,398	3,161,503
†Veeva Systems, Inc. Class A	51,931	11,592,557
†Waystar Holding Corp.	54,294	1,778,129
		16,532,189
Hotels, Restaurants & Leisure–11.21%
†Carnival Corp.	171,745	5,245,092
†Cava Group, Inc.	21,766	1,277,447
Churchill Downs, Inc.	18,718	2,129,734
Darden Restaurants, Inc.	47,012	8,651,148
Domino's Pizza, Inc.	10,032	4,181,538
†DraftKings, Inc. Class A	122,285	4,213,941
†Dutch Bros, Inc. Class A	52,022	3,184,787
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.	57,725	$16,354,070
†Flutter Entertainment PLC	53,426	11,488,727
Hilton Worldwide Holdings, Inc.	97,184	27,916,104
Hyatt Hotels Corp. Class A	9,500	1,523,040
Las Vegas Sands Corp.	99,025	6,445,537
†MakeMyTrip Ltd.	13,600	1,116,832
†Navan, Inc. Class A	50,516	862,813
†Planet Fitness, Inc. Class A	67,516	7,323,461
Royal Caribbean Cruises Ltd.	122,463	34,157,380
Texas Roadhouse, Inc.	30,313	5,031,958
†Viking Holdings Ltd.	96,688	6,904,490
Wingstop, Inc.	17,079	4,073,171
Yum! Brands, Inc.	21,664	3,277,330
		155,358,600
Household Durables–0.95%
†SharkNinja, Inc.	26,182	2,929,766
Somnigroup International, Inc.	100,800	8,999,424
†TopBuild Corp.	2,900	1,209,851
		13,139,041
Independent Power and Renewable Electricity Producers–1.99%
†Talen Energy Corp.	5,227	1,959,289
Vistra Corp.	158,909	25,636,789
		27,596,078
Insurance–0.49%
Allstate Corp.	6,618	1,377,537
Hanover Insurance Group, Inc.	11,558	2,112,455
Kinsale Capital Group, Inc.	3,332	1,303,212
Ryan Specialty Holdings, Inc.	37,519	1,937,106
		6,730,310
Interactive Media & Services–0.95%
†Reddit, Inc. Class A	57,420	13,199,135
		13,199,135
IT Services–3.39%
†Cloudflare, Inc. Class A	138,379	27,281,420
†Gartner, Inc.	10,967	2,766,755
†GoDaddy, Inc. Class A	70,679	8,769,850
†MongoDB, Inc.	5,168	2,168,958
†Okta, Inc.	50,100	4,332,147
†Twilio, Inc. Class A	11,200	1,593,088
		46,912,218
Life Sciences Tools & Services–0.46%
†Medpace Holdings, Inc.	5,616	3,154,226
†Mettler-Toledo International, Inc.	1,082	1,508,514
†Repligen Corp.	10,727	1,757,726
		6,420,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–0.66%
Esab Corp.	18,986	$2,121,116
†Middleby Corp.	11,683	1,736,912
†RBC Bearings, Inc.	4,858	2,178,473
†Symbotic, Inc.	29,719	1,768,280
Westinghouse Air Brake Technologies Corp.	6,266	1,337,478
		9,142,259
Media–0.23%
†Trade Desk, Inc. Class A	84,988	3,226,144
		3,226,144
Metals & Mining–0.48%
Anglogold Ashanti PLC	21,000	1,790,880
Kinross Gold Corp.	71,610	2,016,538
†MP Materials Corp.	19,944	1,007,571
Steel Dynamics, Inc.	11,141	1,887,842
		6,702,831
Oil, Gas & Consumable Fuels–2.64%
Cameco Corp.	19,978	1,827,787
Cheniere Energy, Inc.	38,913	7,564,298
Diamondback Energy, Inc.	9,256	1,391,455
EQT Corp.	21,360	1,144,896
Expand Energy Corp.	10,518	1,160,766
Ovintiv, Inc.	28,500	1,116,915
Permian Resources Corp.	133,269	1,869,764
Targa Resources Corp.	93,213	17,197,799
†Uranium Energy Corp.	115,468	1,348,666
Viper Energy, Inc. Class A	49,740	1,921,456
		36,543,802
Paper & Forest Products–0.09%
Louisiana-Pacific Corp.	14,717	1,188,545
		1,188,545
Passenger Airlines–0.12%
†United Airlines Holdings, Inc.	14,900	1,666,118
		1,666,118
Personal Care Products–0.22%
†elf Beauty, Inc.	15,299	1,163,336
Estee Lauder Cos., Inc. Class A	17,287	1,810,295
		2,973,631
Pharmaceuticals–0.24%
†Corcept Therapeutics, Inc.	54,851	1,908,815
†Elanco Animal Health, Inc.	63,798	1,443,748
		3,352,563
Professional Services–2.40%
Booz Allen Hamilton Holding Corp.	53,598	4,521,527
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Broadridge Financial Solutions, Inc.	40,829	$9,111,808
†CACI International, Inc. Class A	3,000	1,598,430
Equifax, Inc.	9,623	2,087,999
†ExlService Holdings, Inc.	26,600	1,128,904
†Parsons Corp.	18,900	1,168,020
Paychex, Inc.	21,865	2,452,816
†Paylocity Holding Corp.	18,201	2,775,652
UL Solutions, Inc. Class A	33,149	2,614,130
Verisk Analytics, Inc.	20,529	4,592,132
†Verra Mobility Corp.	51,180	1,146,944
		33,198,362
Real Estate Management & Development–0.53%
†CBRE Group, Inc. Class A	20,997	3,376,108
†CoStar Group, Inc.	37,177	2,499,781
FirstService Corp.	8,926	1,388,261
		7,264,150
Retail REITs–0.38%
Simon Property Group, Inc.	28,730	5,318,210
		5,318,210
Semiconductors & Semiconductor Equipment–3.18%
†Astera Labs, Inc.	59,896	9,964,299
†Credo Technology Group Holding Ltd.	12,806	1,842,655
†Impinj, Inc.	7,300	1,270,273
†Lattice Semiconductor Corp.	49,753	3,660,826
†MACOM Technology Solutions Holdings, Inc.	9,600	1,644,288
Monolithic Power Systems, Inc.	18,215	16,509,347
†Onto Innovation, Inc.	12,200	1,925,892
†Rambus, Inc.	20,404	1,874,924
†SiTime Corp.	4,500	1,589,355
Teradyne, Inc.	6,856	1,327,047
†Tower Semiconductor Ltd.	20,524	2,409,928
		44,018,834
Software–9.32%
†Appfolio, Inc. Class A	7,550	1,756,507
†Autodesk, Inc.	4,400	1,302,444
=†πCanva, Inc.	607	999,207
=†πDatabricks, Inc.	29,136	5,535,840
†Datadog, Inc. Class A	154,489	21,008,959
†Descartes Systems Group, Inc.	12,466	1,092,770
†Docusign, Inc.	51,324	3,510,562
†Dynatrace, Inc.	116,307	5,040,745
†Elastic NV	41,074	3,098,623
†Fair Isaac Corp.	8,168	13,808,984
Gen Digital, Inc.	53,496	1,454,556
†Gitlab, Inc. Class A	90,301	3,388,996
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Guidewire Software, Inc.	40,656	$8,172,263
†HubSpot, Inc.	22,170	8,896,821
InterDigital, Inc.	11,613	3,697,347
†JFrog Ltd.	22,081	1,379,179
†Manhattan Associates, Inc.	27,302	4,731,710
†Monday.com Ltd.	7,000	1,032,920
†Nutanix, Inc. Class A	48,648	2,514,615
Pegasystems, Inc.	22,400	1,337,728
†Procore Technologies, Inc.	25,535	1,857,416
†PTC, Inc.	10,474	1,824,676
†Rubrik, Inc. Class A	39,525	3,022,872
†SailPoint, Inc.	87,736	1,774,899
†Samsara, Inc. Class A	130,812	4,637,285
†ServiceTitan, Inc. Class A	9,623	1,024,849
=†πSnyk Ltd.	62,548	495,380
=†πTanium, Inc. Class B	26,961	107,844
†Tyler Technologies, Inc.	17,068	7,748,019
†Unity Software, Inc.	36,400	1,607,788
†Zscaler, Inc.	50,380	11,331,470
		129,193,274
Specialized REITs–0.49%
Iron Mountain, Inc.	19,491	1,616,778
Lamar Advertising Co. Class A	41,065	5,198,008
		6,814,786
Specialty Retail–5.00%
†AutoZone, Inc.	339	1,149,718
†Boot Barn Holdings, Inc.	8,724	1,539,524
†Burlington Stores, Inc.	35,346	10,209,692
†Carvana Co.	62,915	26,551,388
Ross Stores, Inc.	41,035	7,392,045
Tractor Supply Co.	223,281	11,166,283
†Ulta Beauty, Inc.	8,814	5,332,558
†Valvoline, Inc.	101,865	2,960,197
†Wayfair, Inc. Class A	13,555	1,361,058
Williams-Sonoma, Inc.	9,261	1,653,922
		69,316,385
Technology Hardware, Storage & Peripherals–0.66%
†Pure Storage, Inc. Class A	108,257	7,254,302
Seagate Technology Holdings PLC	7,059	1,943,978
		9,198,280
Textiles, Apparel & Luxury Goods–1.75%
†Amer Sports, Inc.	59,401	2,218,627
†Birkenstock Holding PLC	26,200	1,071,580
†Deckers Outdoor Corp.	50,983	5,285,408
†On Holding AG Class A	66,572	3,094,267
Ralph Lauren Corp.	13,548	4,790,708
Tapestry, Inc.	61,370	7,841,245
		24,301,835
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.81%
†Core & Main, Inc. Class A	29,207	$1,517,888
Fastenal Co.	413,350	16,587,736
Ferguson Enterprises, Inc.	13,622	3,032,666
FTAI Aviation Ltd.	57,764	11,370,843
WW Grainger, Inc.	6,423	6,481,128
		38,990,261
Total Common Stock (Cost $985,679,445)		1,364,702,058
CONVERTIBLE PREFERRED STOCKS–1.37%
=†πCanva, Inc. Series A	36	59,261
=†πCanva, Inc. Series A3	1	1,646
=†πDatabricks, Inc. Series F	61,884	11,757,960
=†πDatabricks, Inc. Series G	6,699	1,272,810
=†πDatabricks, Inc. Series H	16,050	3,049,500
=†πDataRobot, Inc. Series G	43,773	69,161
=†πRappi, Inc. Series E	27,648	491,305
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πSnyk Ltd. Series F	104,823	$830,198
=†πSocure, Inc. Series A	17,170	130,492
=†πSocure, Inc. Series A1	14,092	107,099
=†πSocure, Inc. Series B	255	1,938
=†πSocure, Inc. Series E	32,664	248,247
=†πTanium, Inc. Series G	234,645	938,580
Total Convertible Preferred Stocks (Cost $9,065,493)		18,958,197

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	3,261,938	3,261,938
Total Money Market Fund (Cost $3,261,938)		3,261,938

TOTAL INVESTMENTS–100.10% (Cost $998,006,876)	1,386,922,193
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(1,359,900)
NET ASSETS APPLICABLE TO 46,311,086 SHARES OUTSTANDING–100.00%	$1,385,562,293
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($904,831,431 / 29,221,362 Shares)	$30.965
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($480,730,862 / 17,089,724 Shares)	$28.130
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$851,186,361
Distributable earnings/(accumulated loss)	534,375,932
TOTAL NET ASSETS	$1,385,562,293

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $27,457,304, which represented 1.98% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$999,207
Canva, Inc. Series A	11/4/2021	61,371	59,261
Canva, Inc. Series A3	11/4/2021	1,705	1,646
Databricks, Inc.	7/24/2020	466,419	5,535,840
Databricks, Inc. Series F	10/22/2019	885,940	11,757,960
Databricks, Inc. Series G	2/1/2021	396,063	1,272,810
Databricks, Inc. Series H	9/1/2021	1,179,420	3,049,500
DataRobot, Inc. Series G	6/11/2021	1,197,647	69,161
Icapital, Inc.	3/14/2025	1,253,463	1,253,463
Rappi, Inc. Series E	9/8/2020	1,651,858	491,305
Snyk Ltd.	9/3/2021	897,220	495,380
Snyk Ltd. Series F	9/3/2021	1,495,342	830,198
Socure, Inc.	12/22/2021	227,017	107,373
Socure, Inc. Series A	12/22/2021	275,898	130,492
Socure, Inc. Series A1	12/22/2021	226,439	107,099
Socure, Inc. Series B	12/22/2021	4,097	1,938
Socure, Inc. Series E	10/27/2021	524,865	248,247
Tanium, Inc. Class B	9/24/2020	307,226	107,844
Tanium, Inc. Series G	8/16/2015	1,164,848	938,580
Total		$13,251,495	$27,457,304

★Includes $2,413,661 payable for fund shares redeemed, $16,267 other accrued expenses payable, $903,026 due to manager and affiliates,
$25,681 payable for audit fee and $33,788 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$6,944,382
Foreign taxes withheld	(4,257)
6,940,125
EXPENSES:
Management fees	8,984,708
Distribution fees-Service Class	1,159,256
Shareholder servicing fees	387,472
Accounting and administration expenses	231,697
Professional fees	82,653
Trustees’ fees and expenses	38,455
Reports and statements to shareholders	37,581
Custodian fees	14,156
Consulting fees	11,193
Pricing fees	8,524
Other	48,745
11,004,440
Less:
Management fees waived	(293,054)
Total operating expenses	10,711,386
NET INVESTMENT LOSS	(3,771,261)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	196,553,460
Foreign currencies	50
Net realized gain	196,553,510
Net change in unrealized appreciation (depreciation) of investments	(58,371,503)
NET REALIZED AND UNREALIZED GAIN	138,182,007
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,410,746
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,771,261)	$(2,158,309)
Net realized gain	196,553,510	174,732,795
Net change in unrealized appreciation (depreciation)	(58,371,503)	87,663,832
Net increase in net assets resulting from operations	134,410,746	260,238,318
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(128,072,260)	(75,675,856)
Service Class	(74,316,274)	(41,926,638)
	(202,388,534)	(117,602,494)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	142,128,952	62,999,828
Service Class	83,078,973	41,161,059
Reinvestment of dividends and distributions:
Standard Class	128,072,260	75,675,856
Service Class	74,316,274	41,926,638
	427,596,459	221,763,381
Cost of shares redeemed:
Standard Class	(164,387,438)	(159,647,623)
Service Class	(91,747,002)	(75,958,286)
	(256,134,440)	(235,605,909)
Increase (decrease) in net assets derived from capital share transactions	171,462,019	(13,842,528)
NET INCREASE IN NET ASSETS	103,484,231	128,793,296
NET ASSETS:
Beginning of year	1,282,078,062	1,153,284,766
End of year	$1,385,562,293	$1,282,078,062
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$32.321	$28.804	$23.777	$36.260	$36.647
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.065)	(0.029)	0.020	0.022	(0.135)
Net realized and unrealized gain (loss)	3.757	6.596	5.016	(9.040)	5.240
Total from investment operations	3.692	6.567	5.036	(9.018)	5.105
Less dividends and distributions from:
Net investment income	—	(0.095)	(0.009)	(0.001)	(0.005)
Net realized gain	(5.048)	(2.955)	—	(3.461)	(5.487)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(5.048)	(3.050)	(0.009)	(3.465)	(5.492)
Net asset value, end of period	$30.965	$32.321	$28.804	$23.777	$36.260
Total return[2]	11.04%	23.67%	21.17%	(24.52% )	13.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$904,831	$840,481	$765,685	$680,842	$837,074
Ratio of expenses to average net assets	0.71%	0.72%	0.72%	0.73%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	0.74%	0.75%	0.73%
Ratio of net investment income (loss) to average net assets	(0.19% )	(0.09% )	0.08%	0.08%	(0.35% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21% )	(0.11% )	0.06%	0.06%	(0.37% )
Portfolio turnover	60%	44%	46%	38%	36%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$29.840	$26.809	$22.179	$34.219	$34.939
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.137)	(0.099)	(0.042)	(0.044)	(0.219)
Net realized and unrealized gain (loss)	3.475	6.110	4.672	(8.535)	4.991
Total from investment operations	3.338	6.011	4.630	(8.579)	4.772
Less dividends and distributions from:
Net investment income	—	(0.025)	—	0.003	(0.005)
Net realized gain	(5.048)	(2.955)	—	(3.461)	(5.487)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(5.048)	(2.980)	—	(3.461)	(5.492)
Net asset value, end of period	$28.130	$29.840	$26.809	$22.179	$34.219
Total return[2]	10.76%	23.36%	20.87%	(24.71% )	13.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$480,731	$441,597	$387,599	$331,129	$452,441
Ratio of expenses to average net assets	0.96%	0.97%	0.97%	0.98%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.99%	0.99%	1.00%	0.98%
Ratio of net investment loss to average net assets	(0.44% )	(0.34% )	(0.17% )	(0.17% )	(0.60% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.46% )	(0.36% )	(0.19% )	(0.19% )	(0.62% )
Portfolio turnover	60%	44%	46%	38%	36%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$110,131
Legal	18,289
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,387 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$765,507
Distribution fees payable to LFD	103,290
Shareholder servicing fees payable to Lincoln Life	34,229
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$800,165,560
Sales	834,967,295
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$1,000,825,350
Aggregate unrealized appreciation of investments	$438,571,552
Aggregate unrealized depreciation of investments	(52,474,709)
Net unrealized appreciation of investments	$386,096,843
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$101,715,667	$—	$—	$101,715,667
Air Freight & Logistics	1,494,976	—	—	1,494,976
Beverages	3,462,244	—	—	3,462,244
Biotechnology	74,719,149	—	—	74,719,149
Broadline Retail	17,077,456	—	—	17,077,456
Building Products	4,746,544	—	—	4,746,544
Capital Markets	84,429,081	—	—	84,429,081
Chemicals	1,252,166	—	—	1,252,166
Commercial Services & Supplies	9,211,325	—	—	9,211,325
Communications Equipment	1,565,770	—	—	1,565,770
Construction & Engineering	41,383,041	—	—	41,383,041
Consumer Finance	1,464,325	—	—	1,464,325
Consumer Staples Distribution & Retail	22,353,335	—	—	22,353,335
Diversified Consumer Services	6,609,687	—	—	6,609,687
Diversified Telecommunication Services	4,549,979	—	107,373	4,657,352
Electric Utilities	11,356,997	—	—	11,356,997
Electrical Equipment	31,737,443	—	—	31,737,443
Electronic Equipment, Instruments & Components	21,658,213	—	—	21,658,213
Energy Equipment & Services	2,147,525	—	—	2,147,525
Entertainment	47,247,239	—	—	47,247,239
Financial Services	30,358,450	—	1,253,463	31,611,913
Food Products	712,881	—	—	712,881
Ground Transportation	5,353,017	—	—	5,353,017
Health Care Equipment & Supplies	58,554,784	—	—	58,554,784
Health Care Providers & Services	59,881,621	—	—	59,881,621
Health Care Technology	16,532,189	—	—	16,532,189
Hotels, Restaurants & Leisure	155,358,600	—	—	155,358,600
Household Durables	13,139,041	—	—	13,139,041
Independent Power and Renewable Electricity Producers	27,596,078	—	—	27,596,078
Insurance	6,730,310	—	—	6,730,310
Interactive Media & Services	13,199,135	—	—	13,199,135
IT Services	46,912,218	—	—	46,912,218
Life Sciences Tools & Services	6,420,466	—	—	6,420,466
Machinery	9,142,259	—	—	9,142,259
Media	3,226,144	—	—	3,226,144
Metals & Mining	6,702,831	—	—	6,702,831
Oil, Gas & Consumable Fuels	36,543,802	—	—	36,543,802
Paper & Forest Products	1,188,545	—	—	1,188,545
Passenger Airlines	1,666,118	—	—	1,666,118
Personal Care Products	2,973,631	—	—	2,973,631
Pharmaceuticals	3,352,563	—	—	3,352,563
Professional Services	33,198,362	—	—	33,198,362
Real Estate Management & Development	7,264,150	—	—	7,264,150
Retail REITs	5,318,210	—	—	5,318,210
Semiconductors & Semiconductor Equipment	44,018,834	—	—	44,018,834
Software	122,055,003	—	7,138,271	129,193,274
Specialized REITs	6,814,786	—	—	6,814,786
Specialty Retail	69,316,385	—	—	69,316,385
Technology Hardware, Storage & Peripherals	9,198,280	—	—	9,198,280
Textiles, Apparel & Luxury Goods	24,301,835	—	—	24,301,835
Trading Companies & Distributors	38,990,261	—	—	38,990,261
Convertible Preferred Stocks	—	—	18,958,197	18,958,197
Money Market Fund	3,261,938	—	—	3,261,938
Total Investments	$1,359,464,889	$—	$27,457,304	$1,386,922,193
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2025.
Asset Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$8,499,107	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	8.8x-14.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	11.0x-19.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stocks	$18,958,197	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	2.5x-14.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	3.6x-19.1x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.25x-0.35x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1.13 years (N/A)
		Enterprise Value	Volatility Percentage	55% (N/A)
		Enterprise Value	Risk-free Rate	3.68% (N/A)
Total	$27,457,304
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/25
Common Stock	$4,305,729	$868,709	$1,253,463	$—	$—	$(868,709)	$—	$—	$2,939,915	$8,499,107	$2,939,915
Convertible Preferred Stocks	11,678,085	(868,709)	—	—	—	—	—	—	8,148,821	18,958,197	7,807,772
Total	$15,983,814	$—	$1,253,463	$—	$—	(868,709)$	$—	$—	$11,088,736	$27,457,304	$10,747,687
For the year ended December 31, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$44,444,641	$12,261,101
Long-term capital gains	157,943,893	105,341,393
Total	$202,388,534	$117,602,494
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,252,743
Undistributed long-term capital gains	147,026,346
Net unrealized appreciation	386,096,843
Distributable earnings/(accumulated loss)	$534,375,932
   For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to rounding:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$2	$(2)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	4,249,224	1,997,129
Service Class	2,731,255	1,415,800
Shares reinvested:
Standard Class	3,941,985	2,510,716
Service Class	2,511,166	1,511,706
	13,433,630	7,435,351
Shares redeemed:
Standard Class	(4,974,017)	(5,086,417)
Service Class	(2,951,619)	(2,586,582)
	(7,925,636)	(7,672,999)
Net increase (decrease)	5,507,994	(237,648)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP T. Rowe Price Target Date Funds

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–43.43%
INVESTMENT COMPANIES–43.43%
Equity Funds–16.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	109,249	$1,408,101
LVIP SSGA S&P 500 Index Fund	404,518	13,633,878
LVIP SSGA Small-Cap Index Fund	34,499	1,200,983
		16,242,962
Fixed Income Fund–20.35%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,021,837	20,408,419
		20,408,419
International Equity Fund–6.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	520,876	6,914,114
		6,914,114
Total Affiliated Investments (Cost $28,171,442)		43,565,495

UNAFFILIATED INVESTMENTS–58.33%
INVESTMENT COMPANIES–58.33%
Equity Funds–22.93%
**T. Rowe Price Emerging Markets Discovery Stock Fund	86,023	1,535,517
**T. Rowe Price Growth Stock Fund	45,859	4,964,237
**T. Rowe Price Hedged Equity Fund	404,044	5,268,736
**T. Rowe Price Mid-Cap Growth Fund	7,342	716,512
**T. Rowe Price Mid-Cap Value Fund	23,718	760,645
**T. Rowe Price New Horizons Fund	12,923	674,719
**T. Rowe Price Real Assets Fund	193,204	3,363,673
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	10,978	$560,303
**T. Rowe Price Value Fund	108,060	5,152,277
		22,996,619
Fixed Income Funds–19.66%
**T. Rowe Price Dynamic Credit Fund	147,237	1,295,686
**T. Rowe Price High Yield Fund	562,548	3,380,912
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,346,905	12,364,592
**T. Rowe Price U.S. Treasury Long-Term Fund	373,103	2,682,610
		19,723,800
International Equity Funds–5.77%
**T. Rowe Price Emerging Markets Stock Fund	31,355	1,398,107
**T. Rowe Price International Stock Fund	78,580	1,640,763
**T. Rowe Price International Value Equity Fund	116,738	2,746,836
		5,785,706
International Fixed Income Funds–6.76%
**T. Rowe Price Emerging Markets Bond Fund	298,852	2,937,716
**T. Rowe Price International Bond Fund	449,619	3,844,243
		6,781,959
Money Market Fund–3.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	3,222,538	3,222,538
		3,222,538
Total Unaffiliated Investments (Cost $51,906,192)		58,510,622

TOTAL INVESTMENTS–101.76% (Cost $80,077,634)	102,076,117
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.76%)	(1,763,747)
NET ASSETS APPLICABLE TO 10,210,159 SHARES OUTSTANDING–100.00%	$100,312,370

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-1

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.89%
INVESTMENT COMPANIES–46.89%
Equity Funds–21.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	354,903	$4,574,346
LVIP SSGA S&P 500 Index Fund	1,237,649	41,713,710
LVIP SSGA Small-Cap Index Fund	102,177	3,556,982
		49,845,038
Fixed Income Fund–15.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,614,759	36,487,373
		36,487,373
International Equity Fund–9.17%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,582,327	21,003,816
		21,003,816
Total Affiliated Investments (Cost $61,402,543)		107,336,227

UNAFFILIATED INVESTMENTS–54.58%
INVESTMENT COMPANIES–54.58%
Equity Funds–26.33%
**T. Rowe Price Emerging Markets Discovery Stock Fund	250,446	4,470,461
**T. Rowe Price Growth Stock Fund	138,119	14,951,390
**T. Rowe Price Hedged Equity Fund	582,457	7,595,234
**T. Rowe Price Mid-Cap Growth Fund	23,419	2,285,423
**T. Rowe Price Mid-Cap Value Fund	70,411	2,258,082
**T. Rowe Price New Horizons Fund	37,382	1,951,706
**T. Rowe Price Real Assets Fund	555,374	9,669,064
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	35,465	$1,810,153
**T. Rowe Price Value Fund	320,311	15,272,415
		60,263,928
Fixed Income Funds–11.42%
**T. Rowe Price Dynamic Credit Fund	90,062	792,550
**T. Rowe Price High Yield Fund	980,247	5,891,282
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,373,439	12,608,168
**T. Rowe Price U.S. Treasury Long-Term Fund	951,756	6,843,123
		26,135,123
International Equity Funds–7.54%
**T. Rowe Price Emerging Markets Stock Fund	91,699	4,088,840
**T. Rowe Price International Stock Fund	230,100	4,804,499
**T. Rowe Price International Value Equity Fund	354,793	8,348,286
		17,241,625
International Fixed Income Funds–5.23%
**T. Rowe Price Emerging Markets Bond Fund	511,820	5,031,192
**T. Rowe Price International Bond Fund	812,116	6,943,594
		11,974,786
Money Market Fund–4.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	9,299,147	9,299,147
		9,299,147
Total Unaffiliated Investments (Cost $109,940,387)		124,914,609

TOTAL INVESTMENTS–101.47% (Cost $171,342,930)	232,250,836
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.47%)	(3,369,105)
NET ASSETS APPLICABLE TO 18,305,709 SHARES OUTSTANDING–100.00%	$228,881,731

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-2

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.84%
INVESTMENT COMPANIES–50.84%
Equity Funds–31.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	440,536	$5,678,067
LVIP SSGA S&P 500 Index Fund	1,548,847	52,202,330
LVIP SSGA Small-Cap Index Fund	126,955	4,419,576
		62,299,973
Fixed Income Fund–6.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,284,441	12,965,148
		12,965,148
International Equity Fund–13.06%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,960,845	26,028,259
		26,028,259
Total Affiliated Investments (Cost $45,540,054)		101,293,380

UNAFFILIATED INVESTMENTS–50.02%
INVESTMENT COMPANIES–50.02%
Equity Funds–31.82%
**T. Rowe Price Emerging Markets Discovery Stock Fund	304,699	5,438,883
**T. Rowe Price Growth Stock Fund	167,824	18,166,898
**T. Rowe Price Mid-Cap Growth Fund	28,942	2,824,422
**T. Rowe Price Mid-Cap Value Fund	85,799	2,751,587
**T. Rowe Price New Horizons Fund	40,313	2,104,731
**T. Rowe Price Real Assets Fund	650,795	11,330,342
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	43,264	$2,208,215
**T. Rowe Price Value Fund	389,467	18,569,770
		63,394,848
Fixed Income Funds–2.98%
**T. Rowe Price High Yield Fund	243,954	1,466,162
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	97,533	895,355
**T. Rowe Price U.S. Treasury Long-Term Fund	497,131	3,574,374
		5,935,891
International Equity Funds–10.54%
**T. Rowe Price Emerging Markets Stock Fund	115,772	5,162,283
**T. Rowe Price International Stock Fund	280,922	5,865,647
**T. Rowe Price International Value Equity Fund	423,777	9,971,462
		20,999,392
International Fixed Income Funds–1.72%
**T. Rowe Price Emerging Markets Bond Fund	114,143	1,122,032
**T. Rowe Price International Bond Fund	270,258	2,310,703
		3,432,735
Money Market Fund–2.96%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	5,904,087	5,904,087
		5,904,087
Total Unaffiliated Investments (Cost $82,538,575)		99,666,953

TOTAL INVESTMENTS–100.86% (Cost $128,078,629)	200,960,333
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.86%)	(1,704,816)
NET ASSETS APPLICABLE TO 14,338,307 SHARES OUTSTANDING–100.00%	$199,255,517

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-3

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.12%
INVESTMENT COMPANIES–50.12%
Equity Funds–34.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	263,466	$3,395,812
LVIP SSGA S&P 500 Index Fund	973,552	32,812,598
LVIP SSGA Small-Cap Index Fund	77,266	2,689,787
		38,898,197
Fixed Income Fund–0.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	64,311	649,151
		649,151
International Equity Fund–14.56%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,219,758	16,191,073
		16,191,073
Total Affiliated Investments (Cost $29,043,929)		55,738,421

UNAFFILIATED INVESTMENTS–50.26%
INVESTMENT COMPANIES–50.26%
Equity Funds–35.80%
**T. Rowe Price Emerging Markets Discovery Stock Fund	194,400	3,470,044
**T. Rowe Price Growth Stock Fund	104,330	11,293,709
**T. Rowe Price Mid-Cap Growth Fund	17,720	1,729,245
**T. Rowe Price Mid-Cap Value Fund	52,178	1,673,353
**T. Rowe Price New Horizons Fund	27,334	1,427,081
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	408,901	$7,118,965
**T. Rowe Price Small-Cap Value Fund	26,848	1,370,337
**T. Rowe Price Value Fund	246,057	11,732,020
		39,814,754
Fixed Income Funds–0.29%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,933	17,743
**T. Rowe Price U.S. Treasury Long-Term Fund	41,616	299,223
		316,966
International Equity Funds–11.89%
**T. Rowe Price Emerging Markets Stock Fund	72,469	3,231,402
**T. Rowe Price International Stock Fund	174,328	3,639,972
**T. Rowe Price International Value Equity Fund	270,017	6,353,487
		13,224,861
International Fixed Income Fund–0.11%
**T. Rowe Price International Bond Fund	13,603	116,307
		116,307
Money Market Fund–2.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	2,416,309	2,416,309
		2,416,309
Total Unaffiliated Investments (Cost $44,386,401)		55,889,197

TOTAL INVESTMENTS–100.38% (Cost $73,430,330)	111,627,618
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.38%)	(422,335)
NET ASSETS APPLICABLE TO 7,230,124 SHARES OUTSTANDING–100.00%	$111,205,283

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-4

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.81%
INVESTMENT COMPANIES–50.81%
Equity Funds–35.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	109,630	$1,413,019
LVIP SSGA S&P 500 Index Fund	404,056	13,618,308
LVIP SSGA Small-Cap Index Fund	32,226	1,121,840
		16,153,167
Fixed Income Fund–0.54%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	24,334	245,633
		245,633
International Equity Fund–14.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	496,991	6,597,057
		6,597,057
Total Affiliated Investments (Cost $18,579,808)		22,995,857

UNAFFILIATED INVESTMENTS–49.26%
INVESTMENT COMPANIES–49.26%
Equity Funds–36.18%
**T. Rowe Price Emerging Markets Discovery Stock Fund	79,249	1,414,600
**T. Rowe Price Growth Stock Fund	43,422	4,700,437
**T. Rowe Price Mid-Cap Growth Fund	7,009	683,970
**T. Rowe Price Mid-Cap Value Fund	21,793	698,911
**T. Rowe Price New Horizons Fund	11,225	586,054
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	165,786	$2,886,328
**T. Rowe Price Small-Cap Value Fund	11,001	561,500
**T. Rowe Price Value Fund	101,513	4,840,146
		16,371,946
Fixed Income Funds–0.23%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	678	6,218
**T. Rowe Price U.S. Treasury Long-Term Fund	13,894	99,897
		106,115
International Equity Funds–11.58%
**T. Rowe Price Emerging Markets Stock Fund	28,093	1,252,677
**T. Rowe Price International Stock Fund	70,193	1,465,625
**T. Rowe Price International Value Equity Fund	107,273	2,524,138
		5,242,440
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	4,351	37,203
		37,203
Money Market Fund–1.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	538,413	538,413
		538,413
Total Unaffiliated Investments (Cost $19,273,301)		22,296,117

TOTAL INVESTMENTS–100.07% (Cost $37,853,109)	45,291,974
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(33,853)
NET ASSETS APPLICABLE TO 2,615,652 SHARES OUTSTANDING–100.00%	$45,258,121

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-5

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
December 31, 2025
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$58,510,622	$124,914,609	$99,666,953	$55,889,197	$22,296,117
Affiliated investments, at value	43,565,495	107,336,227	101,293,380	55,738,421	22,995,857
Dividends and interest receivable	101,818	165,204	92,315	10,869	2,763
Receivable for fund shares sold	7,088	25,238	3,136	39,879	55,862
Expense reimbursement receivable from Lincoln Financial Investments Corporation	6,834	5,296	4,018	4,188	6,067
Prepaid expenses	351	820	716	396	154
TOTAL ASSETS	102,192,208	232,447,394	201,060,518	111,682,950	45,356,820
LIABILITIES:
Payable for fund shares redeemed	1,739,825	2,296,307	1,289,521	419,455	24
Payable for securities purchased	88,556	1,189,021	437,884	1,478	60,488
Due to manager and affiliates	22,084	50,252	47,717	27,368	9,060
Payable for audit fee	17,071	17,071	17,071	17,071	17,071
Payable for fund accounting fee	9,226	9,239	9,236	9,227	9,220
Other accrued expenses payable	3,076	3,773	3,572	3,068	2,836
TOTAL LIABILITIES	1,879,838	3,565,663	1,805,001	477,667	98,699
TOTAL NET ASSETS	$100,312,370	$228,881,731	$199,255,517	$111,205,283	$45,258,121
Unaffiliated investments, at cost	$51,906,192	$109,940,387	$82,538,575	$44,386,401	$19,273,301
Affiliated investments, at cost	28,171,442	61,402,543	45,540,054	29,043,929	18,579,808
Standard Class:
Net Assets	$85,902,070	$192,736,454	$149,763,812	$80,604,663	$41,840,359
Shares Outstanding	8,742,034	15,411,296	10,762,470	5,231,250	2,417,458
Net Asset Value Per Share	$9.826	$12.506	$13.915	$15.408	$17.308
Service Class:
Net Assets	$14,410,300	$36,145,277	$49,491,705	$30,600,620	$3,417,762
Shares Outstanding	1,468,125	2,894,413	3,575,837	1,998,874	198,194
Net Asset Value Per Share	$9.815	$12.488	$13.841	$15.309	$17.244
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$84,570,663	$171,566,059	$130,477,997	$72,487,298	$36,630,026
Distributable earnings/(accumulated loss)	15,741,707	57,315,672	68,777,520	38,717,985	8,628,095
TOTAL NET ASSETS	$100,312,370	$228,881,731	$199,255,517	$111,205,283	$45,258,121
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,809,665	$3,176,195	$1,950,509	$947,782	$361,898
Dividends from affiliated investments	1,031,578	2,320,665	1,825,391	905,067	366,858
	2,841,243	5,496,860	3,775,900	1,852,849	728,756
EXPENSES:
Management fees	182,022	404,836	348,947	192,757	70,823
Professional fees	38,334	41,064	40,411	38,519	37,065
Distribution fees-Service Class	36,904	85,689	114,192	70,414	7,348
Accounting and administration expenses	36,454	47,809	44,893	36,905	30,633
Shareholder servicing fees	27,782	61,791	53,260	29,421	10,810
Consulting fees	4,613	4,699	4,681	4,622	4,587
Reports and statements to shareholders	4,286	6,294	6,248	5,095	3,791
Custodian fees	2,790	2,351	2,135	1,980	2,614
Trustees’ fees and expenses	2,758	6,070	5,204	2,868	1,027
Pricing fees	371	777	667	382	159
Other	3,188	4,369	4,514	3,226	2,947
	339,502	665,749	625,152	386,189	171,804
Less:
Expenses reimbursed	(72,675)	(47,382)	(33,453)	(41,858)	(63,812)
Total operating expenses	266,827	618,367	591,699	344,331	107,992
NET INVESTMENT INCOME	2,574,416	4,878,493	3,184,201	1,508,518	620,764
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	2,392,509	3,639,617	230,018	(9,507)	(63,731)
Sale of unaffiliated investments	(217,296)	(580,139)	(106,296)	(46,306)	(90,234)
Distributions from affiliated investment companies	749,028	2,399,039	3,031,036	1,885,005	742,296
Distributions from unaffiliated investment companies	1,331,872	3,524,711	3,884,044	2,439,078	987,184
Net realized gain	4,256,113	8,983,228	7,038,802	4,268,270	1,575,515
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,151,857	6,307,057	10,885,714	6,661,650	2,561,095
Unaffiliated investments	3,624,392	9,686,426	9,668,447	5,765,929	2,159,726
Net change in unrealized appreciation (depreciation)	4,776,249	15,993,483	20,554,161	12,427,579	4,720,821
NET REALIZED AND UNREALIZED GAIN	9,032,362	24,976,711	27,592,963	16,695,849	6,296,336
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,606,778	$29,855,204	$30,777,164	$18,204,367	$6,917,100
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,574,416	$2,332,898	$4,878,493	$4,029,316	$3,184,201	$2,400,111
Net realized gain	4,256,113	5,298,917	8,983,228	10,433,866	7,038,802	8,356,311
Net change in unrealized appreciation (depreciation)	4,776,249	476,380	15,993,483	4,821,093	20,554,161	8,714,750
Net increase in net assets resulting from operations	11,606,778	8,108,195	29,855,204	19,284,275	30,777,164	19,471,172
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(6,643,774)	(3,287,586)	(12,539,706)	(5,670,995)	(7,838,504)	(4,082,245)
Service Class	(1,146,420)	(590,037)	(2,268,834)	(1,043,828)	(2,458,286)	(1,310,084)
	(7,790,194)	(3,877,623)	(14,808,540)	(6,714,823)	(10,296,790)	(5,392,329)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,558,844	10,055,959	35,135,849	44,842,666	24,633,143	28,387,488
Service Class	463,433	616,338	2,375,617	1,660,823	2,388,897	2,169,703
Reinvestment of dividends and distributions:
Standard Class	6,643,774	3,287,586	12,539,706	5,670,995	7,838,504	4,082,245
Service Class	1,146,420	590,037	2,268,834	1,043,828	2,458,286	1,310,084
	26,812,471	14,549,920	52,320,006	53,218,312	37,318,830	35,949,520
Cost of shares redeemed:
Standard Class	(21,595,714)	(20,490,361)	(34,834,025)	(47,214,668)	(25,133,463)	(28,149,255)
Service Class	(2,963,453)	(2,199,775)	(4,017,956)	(4,157,564)	(3,453,844)	(4,795,849)
	(24,559,167)	(22,690,136)	(38,851,981)	(51,372,232)	(28,587,307)	(32,945,104)
Increase (decrease) in net assets derived from capital share transactions	2,253,304	(8,140,216)	13,468,025	1,846,080	8,731,523	3,004,416
NET INCREASE (DECREASE) IN NET ASSETS	6,069,888	(3,909,644)	28,514,689	14,415,532	29,211,897	17,083,259
NET ASSETS:
Beginning of year	94,242,482	98,152,126	200,367,042	185,951,510	170,043,620	152,960,361
End of year	$100,312,370	$94,242,482	$228,881,731	$200,367,042	$199,255,517	$170,043,620
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,508,518	$1,118,319	$620,764	$405,234
Net realized gain	4,268,270	4,932,258	1,575,515	1,223,380
Net change in unrealized appreciation (depreciation)	12,427,579	5,880,947	4,720,821	1,611,176
Net increase in net assets resulting from operations	18,204,367	11,931,524	6,917,100	3,239,790
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(4,143,264)	(2,105,118)	(1,153,252)	(1,193,925)
Service Class	(1,516,645)	(763,653)	(86,494)	(97,498)
	(5,659,909)	(2,868,771)	(1,239,746)	(1,291,423)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,481,715	14,349,795	10,562,390	10,804,005
Service Class	1,633,050	1,460,962	990,571	867,495
Reinvestment of dividends and distributions:
Standard Class	4,143,264	2,105,118	1,153,252	1,193,925
Service Class	1,516,645	763,653	86,494	97,498
	21,774,674	18,679,528	12,792,707	12,962,923
Cost of shares redeemed:
Standard Class	(14,585,042)	(17,829,694)	(4,171,649)	(3,960,182)
Service Class	(2,169,440)	(1,937,466)	(515,748)	(312,159)
	(16,754,482)	(19,767,160)	(4,687,397)	(4,272,341)
Increase (decrease) in net assets derived from capital share transactions	5,020,192	(1,087,632)	8,105,310	8,690,582
NET INCREASE (DECREASE) IN NET ASSETS	17,564,650	7,975,121	13,782,664	10,638,949
NET ASSETS:
Beginning of year	93,640,633	85,665,512	31,475,457	20,836,508
End of year	$111,205,283	$93,640,633	$45,258,121	$31,475,457
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.436	$9.039	$8.479	$11.391	$10.897
Income (loss) from investment operations:
Net investment income[1]	0.268	0.232	0.216	0.232	0.195
Net realized and unrealized gain (loss)	0.949	0.564	0.913	(1.987)	0.917
Total from investment operations	1.217	0.796	1.129	(1.755)	1.112
Less dividends and distributions from:
Net investment income	(0.282)	(0.255)	(0.220)	(0.275)	(0.339)
Net realized gain	(0.545)	(0.144)	(0.349)	(0.882)	(0.279)
Total dividends and distributions	(0.827)	(0.399)	(0.569)	(1.157)	(0.618)
Net asset value, end of period	$9.826	$9.436	$9.039	$8.479	$11.391
Total return[2]	13.02%	8.81%	13.54%	(15.18% )	10.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,902	$79,113	$82,716	$75,626	$100,543
Ratio of expenses to average net assets[3]	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.73%	2.44%	2.43%	2.36%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.65%	2.37%	2.36%	2.29%	1.63%
Portfolio turnover	18%	8%	29%	15%	8%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-10

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.427	$9.030	$8.472	$11.382	$10.889
Income (loss) from investment operations:
Net investment income[1]	0.243	0.208	0.194	0.208	0.166
Net realized and unrealized gain (loss)	0.946	0.563	0.911	(1.985)	0.916
Total from investment operations	1.189	0.771	1.105	(1.777)	1.082
Less dividends and distributions from:
Net investment income	(0.256)	(0.230)	(0.198)	(0.251)	(0.310)
Net realized gain	(0.545)	(0.144)	(0.349)	(0.882)	(0.279)
Total dividends and distributions	(0.801)	(0.374)	(0.547)	(1.133)	(0.589)
Net asset value, end of period	$9.815	$9.427	$9.030	$8.472	$11.382
Total return[2]	12.74%	8.52%	13.27%	(15.39% )	9.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,410	$15,129	$15,436	$15,015	$20,170
Ratio of expenses to average net assets[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.57%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	2.48%	2.19%	2.18%	2.11%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.40%	2.12%	2.11%	2.04%	1.38%
Portfolio turnover	18%	8%	29%	15%	8%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-11

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.627	$10.894	$10.000	$13.145	$11.978
Income (loss) from investment operations:
Net investment income[1]	0.285	0.242	0.222	0.204	0.170
Net realized and unrealized gain (loss)	1.444	0.894	1.361	(2.447)	1.457
Total from investment operations	1.729	1.136	1.583	(2.243)	1.627
Less dividends and distributions from:
Net investment income	(0.295)	(0.259)	(0.220)	(0.240)	(0.299)
Net realized gain	(0.555)	(0.144)	(0.469)	(0.662)	(0.161)
Total dividends and distributions	(0.850)	(0.403)	(0.689)	(0.902)	(0.460)
Net asset value, end of period	$12.506	$11.627	$10.894	$10.000	$13.145
Total return[2]	14.99%	10.43%	16.14%	(16.87% )	13.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,737	$167,306	$153,622	$126,830	$158,690
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.27%	0.28%	0.28%	0.28%	0.27%
Ratio of net investment income to average net assets	2.33%	2.08%	2.10%	1.82%	1.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.31%	2.05%	2.07%	1.79%	1.30%
Portfolio turnover	13%	14%	15%	14%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-12

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.613	$10.882	$9.992	$13.133	$11.969
Income (loss) from investment operations:
Net investment income[1]	0.254	0.212	0.196	0.176	0.138
Net realized and unrealized gain (loss)	1.441	0.892	1.357	(2.443)	1.454
Total from investment operations	1.695	1.104	1.553	(2.267)	1.592
Less dividends and distributions from:
Net investment income	(0.265)	(0.229)	(0.194)	(0.212)	(0.267)
Net realized gain	(0.555)	(0.144)	(0.469)	(0.662)	(0.161)
Total dividends and distributions	(0.820)	(0.373)	(0.663)	(0.874)	(0.428)
Net asset value, end of period	$12.488	$11.613	$10.882	$9.992	$13.133
Total return[2]	14.71%	10.14%	15.84%	(17.07% )	13.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,145	$33,061	$32,330	$29,981	$37,437
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.52%	0.53%	0.53%	0.53%	0.52%
Ratio of net investment income to average net assets	2.08%	1.83%	1.85%	1.57%	1.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	1.80%	1.82%	1.54%	1.05%
Portfolio turnover	13%	14%	15%	14%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-13

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.418	$11.352	$10.067	$13.056	$11.595
Income (loss) from investment operations:
Net investment income[1]	0.238	0.188	0.185	0.171	0.139
Net realized and unrealized gain (loss)	2.001	1.292	1.714	(2.510)	1.822
Total from investment operations	2.239	1.480	1.899	(2.339)	1.961
Less dividends and distributions from:
Net investment income	(0.219)	(0.232)	(0.184)	(0.194)	(0.337)
Net realized gain	(0.523)	(0.182)	(0.430)	(0.456)	(0.163)
Total dividends and distributions	(0.742)	(0.414)	(0.614)	(0.650)	(0.500)
Net asset value, end of period	$13.915	$12.418	$11.352	$10.067	$13.056
Total return[2]	18.14%	13.04%	19.19%	(17.74% )	16.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,764	$127,062	$112,467	$90,927	$113,550
Ratio of expenses to average net assets[3]	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.28%	0.28%	0.29%	0.30%	0.28%
Ratio of net investment income to average net assets	1.80%	1.53%	1.70%	1.54%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.78%	1.51%	1.67%	1.50%	1.07%
Portfolio turnover	11%	13%	9%	10%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-14

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.358	$11.299	$10.024	$13.004	$11.552
Income (loss) from investment operations:
Net investment income[1]	0.203	0.156	0.157	0.142	0.107
Net realized and unrealized gain (loss)	1.990	1.285	1.705	(2.499)	1.813
Total from investment operations	2.193	1.441	1.862	(2.357)	1.920
Less dividends and distributions from:
Net investment income	(0.187)	(0.200)	(0.157)	(0.167)	(0.305)
Net realized gain	(0.523)	(0.182)	(0.430)	(0.456)	(0.163)
Total dividends and distributions	(0.710)	(0.382)	(0.587)	(0.623)	(0.468)
Net asset value, end of period	$13.841	$12.358	$11.299	$10.024	$13.004
Total return[2]	17.84%	12.76%	18.89%	(17.95% )	16.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,492	$42,982	$40,493	$35,417	$42,766
Ratio of expenses to average net assets[3]	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.53%	0.53%	0.54%	0.55%	0.53%
Ratio of net investment income to average net assets	1.55%	1.28%	1.45%	1.29%	0.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.53%	1.26%	1.42%	1.25%	0.82%
Portfolio turnover	11%	13%	9%	10%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-15

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.582	$12.277	$10.733	$13.894	$12.238
Income (loss) from investment operations:
Net investment income[1]	0.226	0.171	0.181	0.179	0.140
Net realized and unrealized gain (loss)	2.421	1.570	1.965	(2.697)	2.061
Total from investment operations	2.647	1.741	2.146	(2.518)	2.201
Less dividends and distributions from:
Net investment income	(0.219)	(0.191)	(0.181)	(0.201)	(0.361)
Net realized gain	(0.602)	(0.245)	(0.421)	(0.442)	(0.184)
Total dividends and distributions	(0.821)	(0.436)	(0.602)	(0.643)	(0.545)
Net asset value, end of period	$15.408	$13.582	$12.277	$10.733	$13.894
Total return[2]	19.65%	14.20%	20.30%	(17.95% )	18.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,605	$67,530	$62,326	$47,789	$57,815
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.32%	0.33%	0.35%	0.33%
Ratio of net investment income to average net assets	1.56%	1.28%	1.56%	1.52%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	1.23%	1.50%	1.44%	0.97%
Portfolio turnover	11%	15%	12%	11%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-16

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.503	$12.208	$10.679	$13.827	$12.184
Income (loss) from investment operations:
Net investment income[1]	0.189	0.137	0.151	0.149	0.105
Net realized and unrealized gain (loss)	2.402	1.560	1.951	(2.682)	2.049
Total from investment operations	2.591	1.697	2.102	(2.533)	2.154
Less dividends and distributions from:
Net investment income	(0.183)	(0.157)	(0.152)	(0.173)	(0.327)
Net realized gain	(0.602)	(0.245)	(0.421)	(0.442)	(0.184)
Total dividends and distributions	(0.785)	(0.402)	(0.573)	(0.615)	(0.511)
Net asset value, end of period	$15.309	$13.503	$12.208	$10.679	$13.827
Total return[2]	19.35%	13.92%	19.99%	(18.15% )	17.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,600	$26,111	$23,339	$19,822	$23,862
Ratio of expenses to average net assets[3]	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.57%	0.58%	0.60%	0.58%
Ratio of net investment income to average net assets	1.31%	1.03%	1.31%	1.27%	0.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.27%	0.98%	1.25%	1.19%	0.72%
Portfolio turnover	11%	15%	12%	11%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-17

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.871	$13.581	$11.630	$15.026	$13.123
Income (loss) from investment operations:
Net investment income[1]	0.271	0.231	0.252	0.261	0.267
Net realized and unrealized gain (loss)	2.663	1.705	2.104	(2.958)	2.186
Total from investment operations	2.934	1.936	2.356	(2.697)	2.453
Less dividends and distributions from:
Net investment income	(0.260)	(0.235)	(0.206)	(0.229)	(0.338)
Net realized gain	(0.237)	(0.411)	(0.199)	(0.470)	(0.212)
Total dividends and distributions	(0.497)	(0.646)	(0.405)	(0.699)	(0.550)
Net asset value, end of period	$17.308	$14.871	$13.581	$11.630	$15.026
Total return[2]	19.77%	14.27%	20.31%	(17.87% )	18.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,840	$29,066	$19,233	$9,150	$5,127
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.44%	0.51%	0.73%	1.35%	2.81%
Ratio of net investment income to average net assets	1.69%	1.55%	1.98%	2.06%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.52%	1.31%	1.52%	0.98%	(0.74% )
Portfolio turnover	8%	13%	3%	13%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-18

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.823	$13.545	$11.608	$15.010	$13.116
Income (loss) from investment operations:
Net investment income[1]	0.230	0.193	0.219	0.230	0.227
Net realized and unrealized gain (loss)	2.650	1.698	2.098	(2.954)	2.186
Total from investment operations	2.880	1.891	2.317	(2.724)	2.413
Less dividends and distributions from:
Net investment income	(0.222)	(0.202)	(0.181)	(0.208)	(0.307)
Net realized gain	(0.237)	(0.411)	(0.199)	(0.470)	(0.212)
Total dividends and distributions	(0.459)	(0.613)	(0.380)	(0.678)	(0.519)
Net asset value, end of period	$17.244	$14.823	$13.545	$11.608	$15.010
Total return[2]	19.48%	13.98%	20.00%	(18.07% )	18.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,418	$2,409	$1,604	$843	$473
Ratio of expenses to average net assets[3]	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.69%	0.76%	0.98%	1.60%	3.06%
Ratio of net investment income to average net assets	1.44%	1.30%	1.73%	1.81%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.27%	1.06%	1.27%	0.73%	(0.99% )
Portfolio turnover	8%	13%	3%	13%	25%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-19

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-20

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.49%	0.50%	0.51%	0.52%	0.52%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LVIP T. Rowe Price 2020 Fund	$71,837	$69,419	$72,675	$213,931
LVIP T. Rowe Price 2030 Fund	$51,699	$51,035	$47,382	$150,116
LVIP T. Rowe Price 2040 Fund	$43,020	$35,153	$33,453	$111,626
LVIP T. Rowe Price 2050 Fund	$49,822	$43,665	$41,858	$135,345
LVIP T. Rowe Price 2060 Fund	$69,113	$64,329	$63,812	$197,254
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$7,886	$17,442	$14,986	$8,263	$2,986
Legal	1,311	2,905	2,501	1,381	502
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$461	$1,097	$1,381	$1,186	$621
LVIP T. Rowe Price Target Date Funds-21

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LFI	$6,834	$5,296	$4,018	$4,188	$6,067
Management fees payable to LFI	16,492	36,931	32,293	18,103	7,239
Distribution fees payable to LFD	3,065	7,669	10,495	6,502	716
Printing and mailing fees payable to Lincoln Life	10	15	—	—	—
Shareholder servicing fees payable to Lincoln Life	2,517	5,637	4,929	2,763	1,105
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2025, were as follows:
LVIP T. Rowe Price 2020 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-43.43%@
Equity Funds-16.19%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,640,397	$394,902	$615,000	$27,661	$(39,859)	$—	$1,408,101	109,249	$17,650	$97,252
✧✧LVIP SSGA S&P 500 Index Fund	14,112,978	3,854,813	5,706,633	1,827,144	(454,424)	—	13,633,878	404,518	134,133	599,047
✧✧LVIP SSGA Small-Cap Index Fund	1,302,519	215,018	378,533	170,917	(108,938)	—	1,200,983	34,499	8,755	52,729
Fixed Income Fund-20.35%@
✧✧LVIP SSGA Bond Index Fund	19,082,675	2,762,896	2,025,000	(176,324)	764,799	(627)	20,408,419	2,021,837	652,269	—
International Equity Fund-6.89%@
✧✧LVIP SSGA International Index Fund	6,201,953	1,263,771	2,085,000	543,111	990,279	—	6,914,114	520,876	218,771	—
Total	$42,340,522	$8,491,400	$10,810,166	$2,392,509	$1,151,857	$(627)	$43,565,495		$1,031,578	$749,028

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-22

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.89%@
Equity Funds-21.78%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,766,040	$1,063,844	$1,200,000	$17,101	$(72,639)	$—	$4,574,346	354,903	$52,711	$336,132
✧✧LVIP SSGA S&P 500 Index Fund	40,718,412	6,960,225	10,184,691	3,351,174	868,590	—	41,713,710	1,237,649	402,948	1,887,587
✧✧LVIP SSGA Small-Cap Index Fund	3,688,701	812,734	1,145,592	54,203	146,936	—	3,556,982	102,177	26,822	175,320
Fixed Income Fund-15.94%@
✧✧LVIP SSGA Bond Index Fund	31,866,717	4,685,140	1,075,000	(231,907)	1,243,467	(1,044)	36,487,373	3,614,759	1,184,095	—
International Equity Fund-9.17%@
✧✧LVIP SSGA International Index Fund	17,934,978	1,579,089	3,080,000	449,046	4,120,703	—	21,003,816	1,582,327	654,089	—
Total	$98,974,848	$15,101,032	$16,685,283	$3,639,617	$6,307,057	$(1,044)	$107,336,227		$2,320,665	$2,399,039

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.84%@
Equity Funds-31.27%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,786,876	$1,270,035	$1,300,000	$(38,148)	$(40,696)	$—	$5,678,067	440,536	$64,594	$405,441
✧✧LVIP SSGA S&P 500 Index Fund	48,643,207	6,395,124	7,965,575	95,168	5,034,406	—	52,202,330	1,548,847	509,330	2,415,219
✧✧LVIP SSGA Small-Cap Index Fund	4,434,836	456,108	722,682	29,786	221,528	—	4,419,576	126,955	33,049	210,376
Fixed Income Fund-6.51%@
✧✧LVIP SSGA Bond Index Fund	10,189,094	2,702,072	225,000	(18,327)	317,640	(331)	12,965,148	1,284,441	411,741	—
International Equity Fund-13.06%@
✧✧LVIP SSGA International Index Fund	21,407,208	2,136,676	3,030,000	161,539	5,352,836	—	26,028,259	1,960,845	806,677	—
Total	$90,461,221	$12,960,015	$13,243,257	$230,018	$10,885,714	$(331)	$101,293,380		$1,825,391	$3,031,036

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.12%@
Equity Funds-34.98%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,416,301	$889,912	$845,000	$(42,467)	$(22,934)	$—	$3,395,812	263,466	$39,977	$249,934
✧✧LVIP SSGA S&P 500 Index Fund	29,731,502	4,831,176	4,943,419	11,103	3,182,236	—	32,812,598	973,552	323,943	1,503,814
✧✧LVIP SSGA Small-Cap Index Fund	2,656,219	309,788	427,199	(6,983)	157,962	—	2,689,787	77,266	21,331	131,257
Fixed Income Fund-0.58%@
✧✧LVIP SSGA Bond Index Fund	565,660	66,289	—	—	17,220	(18)	649,151	64,311	21,271	—
International Equity Fund-14.56%@
✧✧LVIP SSGA International Index Fund	13,051,522	1,708,545	1,925,000	28,840	3,327,166	—	16,191,073	1,219,758	498,545	—
Total	$49,421,204	$7,805,710	$8,140,618	$(9,507)	$6,661,650	$(18)	$55,738,421		$905,067	$1,885,005

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-23

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2060 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.81%@
Equity Funds-35.69%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,168,542	$580,144	$320,000	$(22,175)	$6,508	$—	$1,413,019	109,630	$15,934	$99,210
✧✧LVIP SSGA S&P 500 Index Fund	10,124,784	3,519,762	1,246,176	(41,036)	1,260,974	—	13,618,308	404,056	131,669	591,917
✧✧LVIP SSGA Small-Cap Index Fund	897,601	212,648	52,477	267	63,801	—	1,121,840	32,226	9,002	51,169
Fixed Income Fund-0.54%@
✧✧LVIP SSGA Bond Index Fund	158,083	83,056	—	—	4,499	(5)	245,633	24,334	8,051	—
International Equity Fund-14.58%@
✧✧LVIP SSGA International Index Fund	4,410,328	1,437,203	475,000	(787)	1,225,313	—	6,597,057	496,991	202,202	—
Total	$16,759,338	$5,832,813	$2,093,653	$(63,731)	$2,561,095	$(5)	$22,995,857		$366,858	$742,296

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$16,751,283	$32,287,708	$26,614,806	$15,382,344	$11,886,822
Sales	19,760,000	27,890,000	20,590,000	11,297,000	3,135,000
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$81,436,654	$173,224,977	$129,410,402	$74,367,230	$38,338,229
Aggregate unrealized appreciation of investments	$22,668,275	$64,666,033	$73,404,864	$37,556,310	$7,159,187
Aggregate unrealized depreciation of investments	(2,028,812)	(5,640,173)	(1,854,933)	(295,925)	(205,442)
Net unrealized appreciation of investments	$20,639,463	$59,025,860	$71,549,931	$37,260,385	$6,953,745
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Target Date Funds-24

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
Level 1	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$43,565,495	$107,336,227	$101,293,380	$55,738,421	$22,995,857
Unaffiliated Investment Companies	58,510,622	124,914,609	99,666,953	55,889,197	22,296,117
Total Investments	$102,076,117	$232,250,836	$200,960,333	$111,627,618	$45,291,974
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
These differences are primarily due to adjustments related to wash sales, distributions from underlying regulated investment companies ("RICS") and outstanding straddle loss deferrals.    The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Year ended December 31, 2025
Ordinary income	$5,503,299	$8,351,766	$3,745,875	$1,837,582	$661,366
Long-term capital gains	2,286,895	6,456,774	6,550,915	3,822,327	578,380
Total	$7,790,194	$14,808,540	$10,296,790	$5,659,909	$1,239,746
Year ended December 31, 2024
Ordinary income	$2,656,174	$4,888,551	$3,588,580	$1,752,942	$499,823
Long-term capital gains	1,221,449	1,826,272	1,803,749	1,115,829	791,600
Total	$3,877,623	$6,714,823	$5,392,329	$2,868,771	$1,291,423
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Undistributed ordinary income	$1,944,328	$3,507,857	$416,972	$210,633	$1,641
Undistributed long-term capital gains	2,319,802	5,315,258	6,645,733	4,166,825	1,672,707
Other temporary differences	(9,161,886)	(10,533,303)	(9,835,116)	(2,919,858)	2
Net unrealized appreciation	20,639,463	59,025,860	71,549,931	37,260,385	6,953,745
Distributable earnings/(accumulated loss)	$15,741,707	$57,315,672	$68,777,520	$38,717,985	$8,628,095
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Funds had no capital loss carryforwards for federal income tax purposes.
LVIP T. Rowe Price Target Date Funds-25

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	1,885,780	1,056,544	2,853,424	3,918,266	1,844,083	2,290,507
Service Class	47,991	65,109	196,006	142,791	181,214	177,476
Shares reinvested:
Standard Class	673,032	345,307	1,003,420	484,879	568,985	327,288
Service Class	116,395	62,000	182,043	89,319	179,733	105,505
	2,723,198	1,528,960	4,234,893	4,635,255	2,774,015	2,900,776
Shares redeemed:
Standard Class	(2,201,264)	(2,168,887)	(2,835,305)	(4,114,437)	(1,882,546)	(2,293,315)
Service Class	(301,229)	(231,628)	(330,417)	(356,213)	(263,095)	(388,841)
	(2,502,493)	(2,400,515)	(3,165,722)	(4,470,650)	(2,145,641)	(2,682,156)
Net increase (decrease)	220,705	(871,555)	1,069,171	164,605	628,374	218,620

	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	992,619	1,069,630	662,263	720,403
Service Class	113,434	109,996	62,806	58,511
Shares reinvested:
Standard Class	273,146	154,494	67,057	80,289
Service Class	100,869	56,372	5,057	6,576
	1,480,068	1,390,492	797,183	865,779
Shares redeemed:
Standard Class	(1,006,484)	(1,329,006)	(266,464)	(262,270)
Service Class	(149,149)	(144,451)	(32,207)	(20,943)
	(1,155,633)	(1,473,457)	(298,671)	(283,213)
Net increase (decrease)	324,435	(82,965)	498,512	582,566
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP T. Rowe Price Target Date Funds-26

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-27

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (collectively referred to as the “Funds”) (five of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP T. Rowe Price Target Date Funds–28

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.90%
INVESTMENT COMPANIES–96.90%
Equity Funds–69.37%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	5,200,490	$252,910,221
LVIP Baron Growth Opportunities Fund	716,369	45,257,328
LVIP Channing Small Cap Value Fund	1,438,438	18,622,023
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,654,816	44,295,610
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,262,919	76,270,217
LVIP MFS Value Fund	5,022,142	274,620,746
LVIP SSGA Mid-Cap Index Fund	3,331,541	42,940,237
LVIP SSGA Nasdaq-100 Index Fund	733,474	12,564,406
LVIP SSGA S&P 500 Index Fund	9,595,494	323,406,514
LVIP SSGA Small-Cap Index Fund	840,848	29,271,595
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,308,437	71,480,748
LVIP Wellington SMID Cap Value Fund	4,651,367	112,558,443
		1,304,198,088
Fixed Income Funds–27.29%
*Lincoln Bain Capital Total Credit Fund	2,178,216	22,152,455
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	957,202	9,051,301
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Core Bond Fund	5,747,432	$67,020,801
LVIP JPMorgan Core Bond Fund	28,824,321	286,974,943
LVIP JPMorgan High Yield Fund	1,829,187	18,333,944
LVIP SSGA Bond Index Fund	10,860,699	109,627,901
		513,161,345
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	575,541	4,495,552
		4,495,552
Total Affiliated Investments (Cost $1,404,837,958)		1,821,854,985

UNAFFILIATED INVESTMENT–2.95%
INVESTMENT COMPANY–2.95%
Money Market Fund–2.95%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	55,586,001	55,586,001
Total Unaffiliated Investment (Cost $55,586,001)		55,586,001

TOTAL INVESTMENTS–99.85% (Cost $1,460,423,959)	1,877,440,986
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	2,757,671
NET ASSETS APPLICABLE TO 144,657,615 SHARES OUTSTANDING–100.00%	$1,880,198,657

✧✧Standard Class shares.
*Class I shares.
LVIP U.S. Growth Allocation Managed Risk Fund-1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
80	CME E-mini Russell 2000 Index Futures	$9,992,000	$10,293,533	3/20/26	$—	$(301,533)
106	CME E-mini S&P 500 Index Futures	36,530,250	36,510,634	3/20/26	19,616	—
38	CME E-mini S&P MidCap 400 Index Futures	12,635,760	12,832,164	3/20/26	—	(196,404)
Total Futures Contracts					$19,616	$(497,937)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-2

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$1,821,854,985
Unaffiliated investments, at value	55,586,001
Cash collateral held at broker for futures contracts	3,963,936
Receivable for securities sold	374,827
Dividends and interest receivable	179,354
Prepaid expenses	6,920
Receivable for fund shares sold	5,702
TOTAL ASSETS	1,881,971,725
LIABILITIES:
Due to manager and affiliates	832,704
Variation margin due to broker on futures contracts	499,500
Payable for fund shares redeemed	392,121
Payable for audit fee	17,071
Other accrued expenses payable	16,419
Payable for fund accounting fee	15,253
TOTAL LIABILITIES	1,773,068
TOTAL NET ASSETS	$1,880,198,657
Affiliated investments, at cost	$1,404,837,958
Unaffiliated investments, at cost	55,586,001
Standard Class:
Net Assets	$20,565,811
Shares Outstanding	1,579,795
Net Asset Value Per Share	$13.018
Service Class:
Net Assets	$1,859,632,846
Shares Outstanding	143,077,820
Net Asset Value Per Share	$12.997
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,480,134,275
Distributable earnings/(accumulated loss)	400,064,382
TOTAL NET ASSETS	$1,880,198,657
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-3

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$29,987,201
Dividends from unaffiliated investments	2,624,339
32,611,540
EXPENSES:
Management fees	4,726,007
Distribution fees-Service Class	4,677,478
Shareholder servicing fees	548,217
Accounting and administration expenses	228,493
Professional fees	79,038
Trustees’ fees and expenses	55,034
Reports and statements to shareholders	33,185
Custodian fees	18,125
Consulting fees	8,882
Pricing fees	6,891
Other	41,950
10,423,300
Less:
Management fees waived	(189,040)
Total operating expenses	10,234,260
NET INVESTMENT INCOME	22,377,280
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	13,522,073
Distributions from affiliated investment companies	151,397,597
Futures contracts	(29,000,554)
Net realized gain	135,919,116
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(9,610,071)
Futures contracts	1,836,721
Net change in unrealized appreciation (depreciation)	(7,773,350)
NET REALIZED AND UNREALIZED GAIN	128,145,766
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,523,046
See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,377,280	$30,182,437
Net realized gain	135,919,116	95,502,534
Net change in unrealized appreciation (depreciation)	(7,773,350)	106,862,845
Net increase in net assets resulting from operations	150,523,046	232,547,816
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(944,666)	(455,947)
Service Class	(83,346,314)	(40,834,485)
	(84,290,980)	(41,290,432)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,588,565	1,167,252
Service Class	37,260,939	90,645,947
Reinvestment of dividends and distributions:
Standard Class	944,666	455,947
Service Class	83,346,314	40,834,485
	123,140,484	133,103,631
Cost of shares redeemed:
Standard Class	(1,887,404)	(1,134,317)
Service Class	(234,229,888)	(186,685,712)
	(236,117,292)	(187,820,029)
Decrease in net assets derived from capital share transactions	(112,976,808)	(54,716,398)
NET INCREASE (DECREASE) IN NET ASSETS	(46,744,742)	136,540,986
NET ASSETS:
Beginning of year	1,926,943,399	1,790,402,413
End of year	$1,880,198,657	$1,926,943,399
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-4

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.569	$11.338	$10.008	$13.421	$12.092
Income (loss) from investment operations:
Net investment income[1]	0.183	0.227	0.150	0.138	0.137
Net realized and unrealized gain (loss)	0.886	1.309	1.354	(2.840)	1.717
Total from investment operations	1.069	1.536	1.504	(2.702)	1.854
Less dividends and distributions from:
Net investment income	(0.222)	(0.305)	(0.174)	(0.155)	(0.358)
Net realized gain	(0.398)	—	—	(0.541)	(0.167)
Return of capital	—	—	—	(0.015)	—
Total dividends and distributions	(0.620)	(0.305)	(0.174)	(0.711)	(0.525)
Net asset value, end of period	$13.018	$12.569	$11.338	$10.008	$13.421
Total return[2]	8.54%	13.56%	15.02%	(20.13% )	15.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,566	$19,231	$16,914	$14,915	$17,656
Ratio of expenses to average net assets[3]	0.29%	0.29%	0.30%	0.29%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	1.44%	1.85%	1.41%	1.23%	1.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.43%	1.84%	1.40%	1.22%	1.04%
Portfolio turnover	23%	17%	24%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-5

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.550	$11.322	$9.997	$13.406	$12.081
Income (loss) from investment operations:
Net investment income[1]	0.150	0.196	0.123	0.110	0.104
Net realized and unrealized gain (loss)	0.884	1.306	1.350	(2.835)	1.714
Total from investment operations	1.034	1.502	1.473	(2.725)	1.818
Less dividends and distributions from:
Net investment income	(0.189)	(0.274)	(0.148)	(0.128)	(0.326)
Net realized gain	(0.398)	—	—	(0.541)	(0.167)
Return of capital	—	—	—	(0.015)	—
Total dividends and distributions	(0.587)	(0.274)	(0.148)	(0.684)	(0.493)
Net asset value, end of period	$12.997	$12.550	$11.322	$9.997	$13.406
Total return[2]	8.28%	13.27%	14.72%	(20.33% )	15.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,859,633	$1,907,713	$1,773,488	$1,598,845	$2,004,437
Ratio of expenses to average net assets[3]	0.54%	0.54%	0.55%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	1.19%	1.60%	1.16%	0.98%	0.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.18%	1.59%	1.15%	0.97%	0.79%
Portfolio turnover	23%	17%	24%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-6

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign  stocks,  bonds and money market instruments. A significant  portion  of the Underlying Funds employ  a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund-7

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$156,852
Legal	25,980
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,934 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$387,087
Distribution fees payable to LFD	398,844
Shareholder servicing fees payable to Lincoln Life	46,773
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund-8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP and Lincoln Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.90%@
Equity Funds-69.37%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$265,905,288	$94,454,815	$53,634,092	$14,593,240	$(68,409,030)	$—	$252,910,221	5,200,490	$—	$86,816,899
✧✧LVIP Baron Growth Opportunities Fund	45,851,584	16,149,407	6,746,036	(536,720)	(9,460,907)	—	45,257,328	716,369	—	5,178,973
✧✧LVIP Channing Small Cap Value Fund	18,323,967	3,557,857	3,875,654	85,065	530,788	—	18,622,023	1,438,438	145,073	606,056
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	40,138,772	7,257,388	7,656,096	282,111	4,273,435	—	44,295,610	2,654,816	411,708	1,703,174
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	65,304,718	15,353,736	12,824,028	(280,177)	8,839,328	(123,360)	76,270,217	5,262,919	670,102	—
✧✧LVIP MFS Value Fund	267,601,137	38,399,393	40,951,073	299,177	9,272,112	—	274,620,746	5,022,142	4,432,903	18,470,445
✧✧LVIP SSGA Mid-Cap Index Fund	47,522,906	6,517,941	10,324,779	(14,010)	(761,821)	—	42,940,237	3,331,541	489,054	2,891,187
✧✧LVIP SSGA Nasdaq-100 Index Fund	13,387,522	798,510	3,522,464	968,156	932,682	—	12,564,406	733,474	21,578	458,704
✧✧LVIP SSGA S&P 500 Index Fund	340,555,951	25,697,759	76,869,615	16,403,381	17,619,038	—	323,406,514	9,595,494	3,141,797	15,382,386
✧✧LVIP SSGA Small-Cap Index Fund	42,222,835	2,486,784	17,204,284	2,172,096	(419,988)	14,152	29,271,595	840,848	187,106	1,416,486
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	68,414,446	18,554,197	11,933,010	63,696	(3,618,581)	—	71,480,748	2,308,437	—	10,258,873
✧✧LVIP Wellington SMID Cap Value Fund	103,688,084	31,587,736	15,725,778	(1,609,347)	(5,382,252)	—	112,558,443	4,651,367	1,124,339	8,206,360
Fixed Income Funds-27.29%@
*‡Lincoln Bain Capital Total Credit Fund	—	22,756,272	—	—	(603,817)	—	22,152,455	2,178,216	694,666	8,054
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,568,212	831,151	1,788,999	(248,603)	689,540	—	9,051,301	957,202	74,285	—
✧✧LVIP Franklin Templeton Core Bond Fund	167,612,198	6,186,172	111,318,151	(13,211,898)	17,752,480	—	67,020,801	5,747,432	2,799,193	—
✧✧LVIP JPMorgan Core Bond Fund	176,435,559	121,065,364	17,756,562	107,088	7,123,494	—	286,974,943	28,824,321	10,222,729	—
✧✧LVIP JPMorgan High Yield Fund	42,094,237	4,491,378	29,563,004	(719,329)	2,030,662	—	18,333,944	1,829,187	1,801,684	—
✧✧LVIP SSGA Bond Index Fund	144,195,326	6,501,541	45,884,220	(4,983,218)	9,803,210	(4,738)	109,627,901	10,860,699	3,631,051	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	9,201,929	509,416	5,530,754	151,365	179,556	(15,960)	4,495,552	575,541	139,933	—
Total	$1,868,024,671	$423,156,817	$473,108,599	$13,522,073	$(9,610,071)	$(129,906)	$1,821,854,985		$29,987,201	$151,397,597

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
* Class I shares.
‡ Issuer was not an investment of the Fund at December 31, 2024.
LVIP U.S. Growth Allocation Managed Risk Fund-9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$423,156,817
Sales	473,108,599
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,501,364,871
Aggregate unrealized appreciation of investments and derivatives	$381,455,402
Aggregate unrealized depreciation of investments and derivatives	(5,379,292)
Net unrealized appreciation of investments and derivatives	$376,076,110
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,799,702,530	$22,152,455	$—	$1,821,854,985
Unaffiliated Investment Company	55,586,001	—	—	55,586,001
Total Investments	$1,855,288,531	$22,152,455	$—	$1,877,440,986
Derivatives:
Assets:
Futures Contract	$19,616	$—	$—	$19,616
Liabilities:
Futures Contracts	$(497,937)	$—	$—	$(497,937)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives, distributions from underlying regulated investment companies ("RICS") and outstanding straddle loss deferrals.   The fiscal year in which
LVIP U.S. Growth Allocation Managed Risk Fund-10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$27,136,260	$41,290,432
Long-term capital gains	57,154,720	—
Total	$84,290,980	$41,290,432
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$14,618,872
Undistributed long-term capital gains	135,499,705
Other temporary differences	(126,130,305)
Net unrealized appreciation	376,076,110
Distributable earnings/(accumulated loss)	$400,064,382
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	123,288	95,350
Service Class	2,956,320	7,424,682
Shares reinvested:
Standard Class	72,354	36,398
Service Class	6,404,002	3,264,252
	9,555,964	10,820,682
Shares redeemed:
Standard Class	(145,914)	(93,521)
Service Class	(18,285,548)	(15,321,974)
	(18,431,462)	(15,415,495)
Net decrease	(8,875,498)	(4,594,813)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP U.S. Growth Allocation Managed Risk Fund-11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$19,616	Variation margin due to broker on futures contracts	$(497,937)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(29,000,554)	$1,836,721
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$57,870,439	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP U.S. Growth Allocation Managed Risk Fund-12

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP U.S. Growth Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP U.S. Growth Allocation Managed Risk Fund–14

LVIP Vanguard Allocation Funds
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Vanguard Allocation Funds

LVIP Vanguard Bond Allocation Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.03%
Fixed Income Funds–99.89%
Vanguard Core Bond Fund	24,830,389	$451,168,170
Vanguard Intermediate-Term Bond ETF	2,152,099	167,605,470
Vanguard Long-Term Bond ETF	2,561,984	178,109,128
Vanguard Mortgage-Backed Securities ETF	3,750,924	176,593,502
Vanguard Short-Term Bond ETF	3,853,428	303,688,661
Vanguard Total International Bond ETF	4,629,181	223,682,026
		1,500,846,957
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	2,055,987	$2,055,987
		2,055,987
Total Investment Companies (Cost $1,621,001,284)		1,502,902,944

TOTAL INVESTMENTS–100.03% (Cost $1,621,001,284)	1,502,902,944
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(457,866)
NET ASSETS APPLICABLE TO 162,522,425 SHARES OUTSTANDING–100.00%	$1,502,445,078
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND STANDARD CLASS ($324,858,189 / 35,113,026 Shares)	$9.252
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND SERVICE CLASS ($1,177,586,889 / 127,409,399 Shares)	$9.243
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,665,454,498
Distributable earnings/(accumulated loss)	(163,009,420)
TOTAL NET ASSETS	$1,502,445,078

★Includes $149,259 payable for securities purchased, $1,730,843 payable for fund shares redeemed, $10,761 other accrued expenses payable,
$603,484 due to manager and affiliates, $14,047 payable for audit fee and $10,355 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-1

LVIP Vanguard Domestic Equity ETF Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.10%
Equity Funds–100.09%
Vanguard Extended Market ETF	170,616	$35,679,218
Vanguard Growth ETF	666,229	325,026,480
Vanguard Russell 3000	457,993	137,549,038
Vanguard S&P 500 ETF	381,682	239,364,233
Vanguard Small-Cap ETF	301,712	77,826,610
Vanguard Total Stock Market ETF	820,625	275,130,944
Vanguard Value ETF	1,494,776	285,487,268
		1,376,063,791
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	99,535	$99,535
		99,535
Total Investment Companies (Cost $1,052,007,478)		1,376,163,326

TOTAL INVESTMENTS–100.10% (Cost $1,052,007,478)	1,376,163,326
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(1,416,341)
NET ASSETS APPLICABLE TO 55,067,753 SHARES OUTSTANDING–100.00%	$1,374,746,985
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($732,541,662 / 29,275,839 Shares)	$25.022
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($642,205,323 / 25,791,914 Shares)	$24.899
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,050,223,124
Distributable earnings/(accumulated loss)	324,523,861
TOTAL NET ASSETS	$1,374,746,985

★Includes $98,289 payable for securities purchased, $2,397,013 payable for fund shares redeemed, $10,189 other accrued expenses payable,
$404,102 due to manager and affiliates, $14,047 payable for audit fee and $9,359 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-2

LVIP Vanguard International Equity ETF Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
International Equity Funds–100.06%
Vanguard FTSE All-World ex-US ETF	3,387,122	$249,156,694
Vanguard FTSE Developed Markets ETF	2,746,361	171,565,171
Vanguard FTSE Emerging Markets ETF	2,214,492	119,051,090
Vanguard FTSE European ETF	1,337,149	111,799,028
Vanguard FTSE Pacific ETF	838,232	75,776,173
Vanguard Total International Stock ETF	1,480,197	111,666,062
		839,014,218
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	26,078	$26,078
		26,078
Total Investment Companies (Cost $593,754,713)		839,040,296

TOTAL INVESTMENTS–100.06% (Cost $593,754,713)	839,040,296
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(500,353)
NET ASSETS APPLICABLE TO 55,790,801 SHARES OUTSTANDING–100.00%	$838,539,943
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($416,590,580 / 27,690,597 Shares)	$15.044
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($421,949,363 / 28,100,204 Shares)	$15.016
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$605,673,407
Distributable earnings/(accumulated loss)	232,866,536
TOTAL NET ASSETS	$838,539,943

★Includes $25,898 payable for securities purchased, $1,828,330 payable for fund shares redeemed, $7,125 other accrued expenses payable,
$249,270 due to manager and affiliates, $14,047 payable for audit fee and $9,299 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-3

LVIP Vanguard Allocation Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$61,979,128	$15,794,979	$25,653,327
EXPENSES:
Management fees	3,507,096	3,136,387	1,862,454
Distribution fees-Service Class	2,764,039	1,493,869	946,684
Shareholder servicing fees	406,823	363,821	216,045
Accounting and administration expenses	166,548	149,007	98,848
Professional fees	62,948	60,131	48,193
Trustees’ fees and expenses	39,825	35,583	20,918
Reports and statements to shareholders	34,167	24,937	20,303
Custodian fees	7,229	31,257	21,844
Consulting fees	5,419	5,410	4,956
Pricing fees	4,795	4,428	2,620
Other	24,645	29,324	14,826
	7,023,534	5,334,154	3,257,691
Less:
Management fees waived	—	(627,277)	(372,491)
Total operating expenses	7,023,534	4,706,877	2,885,200
NET INVESTMENT INCOME	54,955,594	11,088,102	22,768,127
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from investments	(16,101,270)	4,620,237	15,382,544
Net change in unrealized appreciation (depreciation) of:
Investments	43,943,223	180,601,736	163,228,740
NET REALIZED AND UNREALIZED GAIN	27,841,953	185,221,973	178,611,284
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,797,547	$196,310,075	$201,379,411
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-4

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$54,955,594	$46,033,250	$11,088,102	$11,414,247	$22,768,127	$18,808,454
Net realized gain (loss)	(16,101,270)	(8,895,210)	4,620,237	590,831,869	15,382,544	(1,417,858)
Net change in unrealized appreciation (depreciation)	43,943,223	(20,645,011)	180,601,736	(381,374,779)	163,228,740	5,501,608
Net increase in net assets resulting from operations	82,797,547	16,493,029	196,310,075	220,871,337	201,379,411	22,892,204
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(11,187,809)	(10,000,697)	(312,109,731)	(10,071,978)	(14,084,450)	(8,603,964)
Service Class	(37,868,571)	(36,026,445)	(281,659,872)	(8,090,723)	(13,496,441)	(8,122,275)
	(49,056,380)	(46,027,142)	(593,769,603)	(18,162,701)	(27,580,891)	(16,726,239)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	80,692,857	67,730,852	100,951,115	68,350,117	61,730,021	67,850,872
Service Class	191,880,582	188,609,653	88,606,406	59,485,815	66,931,873	48,466,731
Reinvestment of dividends and distributions:
Standard Class	11,187,809	10,000,697	312,109,731	10,071,978	14,084,450	8,603,964
Service Class	37,868,571	36,026,445	281,659,872	8,090,723	13,496,441	8,122,275
	321,629,819	302,367,647	783,327,124	145,998,633	156,242,785	133,043,842
Cost of shares redeemed:
Standard Class	(52,254,520)	(31,304,431)	(87,583,521)	(83,294,896)	(68,001,541)	(45,876,078)
Service Class	(142,655,594)	(95,972,901)	(115,292,512)	(102,286,557)	(81,559,560)	(47,037,714)
	(194,910,114)	(127,277,332)	(202,876,033)	(185,581,453)	(149,561,101)	(92,913,792)
Increase (decrease) in net assets derived from capital share transactions	126,719,705	175,090,315	580,451,091	(39,582,820)	6,681,684	40,130,050
NET INCREASE IN NET ASSETS	160,460,872	145,556,202	182,991,563	163,125,816	180,480,204	46,296,015
NET ASSETS:
Beginning of year	1,341,984,206	1,196,428,004	1,191,755,422	1,028,629,606	658,059,739	611,763,724
End of year	$1,502,445,078	$1,341,984,206	$1,374,746,985	$1,191,755,422	$838,539,943	$658,059,739
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-5

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.012	$9.221	$8.981	$10.878	$11.206
Income (loss) from investment operations:
Net investment income[1]	0.383	0.354	0.312	0.195	0.160
Net realized and unrealized gain (loss)	0.187	(0.224)	0.228	(1.649)	(0.303)
Total from investment operations	0.570	0.130	0.540	(1.454)	(0.143)
Less dividends and distributions from:
Net investment income	(0.330)	(0.339)	(0.300)	(0.195)	(0.158)
Net realized gain	—	—	—	(0.248)	(0.027)
Total dividends and distributions	(0.330)	(0.339)	(0.300)	(0.443)	(0.185)
Net asset value, end of period	$9.252	$9.012	$9.221	$8.981	$10.878
Total return[2]	6.33%	1.42%	6.00%	(13.37% )	(1.29% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$324,858	$278,304	$237,906	$199,220	$227,649
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.31%	0.30%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	4.12%	3.83%	3.41%	2.00%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.12%	3.83%	3.41%	2.00%	1.43%
Portfolio turnover	6%	4%	4%	10%	88%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-6

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.005	$9.214	$8.976	$10.871	$11.201
Income (loss) from investment operations:
Net investment income[1]	0.359	0.330	0.288	0.171	0.132
Net realized and unrealized gain (loss)	0.186	(0.222)	0.228	(1.648)	(0.304)
Total from investment operations	0.545	0.108	0.516	(1.477)	(0.172)
Less dividends and distributions from:
Net investment income	(0.307)	(0.317)	(0.278)	(0.170)	(0.131)
Net realized gain	—	—	—	(0.248)	(0.027)
Total dividends and distributions	(0.307)	(0.317)	(0.278)	(0.418)	(0.158)
Net asset value, end of period	$9.243	$9.005	$9.214	$8.976	$10.871
Total return[2]	6.06%	1.18%	5.73%	(13.58% )	(1.54% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,177,587	$1,063,680	$958,522	$851,844	$1,030,920
Ratio of expenses to average net assets[3]	0.55%	0.55%	0.56%	0.55%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	3.87%	3.58%	3.16%	1.75%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.87%	3.58%	3.16%	1.75%	1.18%
Portfolio turnover	6%	4%	4%	10%	88%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-7

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$38.119	$31.738	$25.816	$32.366	$26.296
Income (loss) from investment operations:
Net investment income[1]	0.335	0.405	0.394	0.356	0.322
Net realized and unrealized gain (loss)	5.400	6.606	6.115	(6.431)	6.438
Total from investment operations	5.735	7.011	6.509	(6.075)	6.760
Less dividends and distributions from:
Net investment income	(0.234)	(0.425)	(0.400)	(0.352)	(0.379)
Net realized gain	(18.598)	(0.205)	(0.187)	(0.123)	(0.311)
Total dividends and distributions	(18.832)	(0.630)	(0.587)	(0.475)	(0.690)
Net asset value, end of period	$25.022	$38.119	$31.738	$25.816	$32.366
Total return[2]	16.47%	22.10%	25.22%	(18.74% )	25.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,542	$615,074	$516,504	$414,472	$473,107
Ratio of expenses to average net assets[3]	0.26%	0.26%	0.26%	0.26%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	1.00%	1.13%	1.37%	1.28%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	1.08%	1.32%	1.23%	1.03%
Portfolio turnover	8%	92%	10%	13%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-8

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$38.048	$31.684	$25.779	$32.314	$26.260
Income (loss) from investment operations:
Net investment income[1]	0.251	0.315	0.321	0.286	0.246
Net realized and unrealized gain (loss)	5.374	6.587	6.098	(6.416)	6.423
Total from investment operations	5.625	6.902	6.419	(6.130)	6.669
Less dividends and distributions from:
Net investment income	(0.176)	(0.333)	(0.327)	(0.282)	(0.304)
Net realized gain	(18.598)	(0.205)	(0.187)	(0.123)	(0.311)
Total dividends and distributions	(18.774)	(0.538)	(0.514)	(0.405)	(0.615)
Net asset value, end of period	$24.899	$38.048	$31.684	$25.779	$32.314
Total return[2]	16.18%	21.80%	24.91%	(18.95% )	25.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$642,205	$576,681	$512,126	$422,918	$531,395
Ratio of expenses to average net assets[3]	0.51%	0.51%	0.51%	0.51%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.75%	0.88%	1.12%	1.03%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70%	0.83%	1.07%	0.98%	0.78%
Portfolio turnover	8%	92%	10%	13%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-9

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.839	$11.714	$10.457	$12.901	$12.454
Income (loss) from investment operations:
Net investment income[1]	0.436	0.373	0.358	0.293	0.396
Net realized and unrealized gain (loss)	3.298	0.079	1.249	(2.441)	0.626
Total from investment operations	3.734	0.452	1.607	(2.148)	1.022
Less dividends and distributions from:
Net investment income	(0.484)	(0.327)	(0.350)	(0.284)	(0.364)
Net realized gain	(0.045)	—	—	(0.012)	(0.211)
Return of capital	—	—	—	(— )[2]	—
Total dividends and distributions	(0.529)	(0.327)	(0.350)	(0.296)	(0.575)
Net asset value, end of period	$15.044	$11.839	$11.714	$10.457	$12.901
Total return[3]	31.56%	3.86%	15.36%	(16.62% )	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$416,591	$323,439	$290,532	$245,817	$265,041
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.27%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	3.18%	3.04%	3.18%	2.66%	2.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.13%	2.99%	3.13%	2.61%	2.92%
Portfolio turnover	26%	6%	8%	6%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount rounds to less than $(0.001) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-10

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.820	$11.695	$10.443	$12.883	$12.440
Income (loss) from investment operations:
Net investment income[1]	0.401	0.341	0.329	0.265	0.361
Net realized and unrealized gain (loss)	3.289	0.080	1.245	(2.436)	0.626
Total from investment operations	3.690	0.421	1.574	(2.171)	0.987
Less dividends and distributions from:
Net investment income	(0.449)	(0.296)	(0.322)	(0.257)	(0.333)
Net realized gain	(0.045)	—	—	(0.012)	(0.211)
Return of capital	—	—	—	(— )[2]	—
Total dividends and distributions	(0.494)	(0.296)	(0.322)	(0.269)	(0.544)
Net asset value, end of period	$15.016	$11.820	$11.695	$10.443	$12.883
Total return[3]	31.23%	3.62%	15.07%	(16.83% )	7.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,949	$334,621	$321,232	$282,554	$330,229
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.52%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.57%	0.56%	0.56%
Ratio of net investment income to average net assets	2.93%	2.79%	2.93%	2.41%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.88%	2.74%	2.88%	2.36%	2.67%
Portfolio turnover	26%	6%	8%	6%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount rounds to less than $(0.001) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-11

LVIP Vanguard Allocation Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund , LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital  appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds-12

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$114,869	$102,570	$60,413
Legal	19,142	17,117	10,097
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$15,251	$7,681	$8,842
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Vanguard Allocation Funds-13

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LFI	$317,690	$233,388	$140,234
Distribution fees payable to LFD	248,942	136,873	88,702
Shareholder servicing fees payable to Lincoln Life	36,852	33,841	20,334
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2025, the LVIP Vanguard International Equity ETF Fund engaged in securities purchases of $7,220 and securities sales of $242,267, which resulted in net realized gains of $1,806.
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$218,939,863	$95,660,575	$198,978,962
Sales	85,186,095	99,368,212	196,877,908
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,662,793,005	$1,053,520,720	$610,889,786
Aggregate unrealized appreciation of investments	$10,091,863	$322,759,416	$228,191,500
Aggregate unrealized depreciation of investments	(169,981,924)	(116,811)	(40,989)
Net Unrealized Appreciation (Depreciation) of investments	$(159,890,061)	$322,642,605	$228,150,511
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Vanguard Allocation Funds-14

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Investment Companies	$1,502,902,944	$1,376,163,326	$839,040,296
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Year ended December 31, 2025
Ordinary income	$49,056,380	$14,660,776	$27,317,097
Long-term capital gains	—	579,108,827	263,794
Total	$49,056,380	$593,769,603	$27,580,891
Year ended December 31, 2024
Ordinary income	$46,027,142	$15,757,064	$16,726,239
Long-term capital gains	—	2,405,637	—
Total	$46,027,142	$18,162,701	$16,726,239
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Undistributed ordinary income	$5,905,322	$—	$—
Undistributed long-term capital gains	—	1,881,256	4,716,025
Capital loss carryforward	(9,024,685)	—	—
Other temporary differences	4	—	—
Net unrealized appreciation (depreciation)	(159,890,061)	322,642,605	228,150,511
Distributable earnings/(accumulated loss)	$(163,009,420)	$324,523,861	$232,866,536
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
LVIP Vanguard Allocation Funds-15

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
LVIP Vanguard Bond Allocation Fund
Short-Term	$1,777,222
Long-Term	7,247,463
Total	$9,024,685
In 2025, the Funds utilized the following capital loss carryforwards:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Capital loss carryforward utilized	$—	$—	$2,841,416
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	8,633,490	7,336,208	2,981,791	1,924,106	4,485,542	5,542,580
Service Class	20,588,171	20,435,077	2,603,129	1,644,405	4,865,466	3,987,745
Shares reinvested:
Standard Class	1,210,143	1,111,559	12,681,973	265,601	936,817	729,238
Service Class	4,100,092	4,007,391	11,520,593	213,893	899,598	689,460
	34,531,896	32,890,235	29,787,486	4,048,005	11,187,423	10,949,023
Shares redeemed:
Standard Class	(5,610,854)	(3,368,988)	(2,523,453)	(2,328,116)	(5,051,298)	(3,754,879)
Service Class	(15,399,681)	(10,345,705)	(3,488,440)	(2,865,402)	(5,973,443)	(3,834,973)
	(21,010,535)	(13,714,693)	(6,011,893)	(5,193,518)	(11,024,741)	(7,589,852)
Net increase (decrease)	13,521,361	19,175,542	23,775,593	(1,145,513)	162,682	3,359,171
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP Vanguard Allocation Funds-16

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Vanguard Allocation Funds-17

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Vanguard Bond Allocation Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP Vanguard Bond Allocation Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (collectively referred to as the “Funds”) (three of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Vanguard Allocation Funds–18

LVIP Wellington SMID Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Wellington SMID Cap Value Fund

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.85%
Aerospace & Defense–3.20%
†Ducommun, Inc.	31,531	$2,999,544
Moog, Inc. Class A	21,674	5,278,703
†StandardAero, Inc.	153,053	4,389,560
		12,667,807
Air Freight & Logistics–1.02%
Hub Group, Inc. Class A	94,944	4,045,564
		4,045,564
Automobile Components–1.07%
†Goodyear Tire & Rubber Co.	484,259	4,242,109
		4,242,109
Banks–12.04%
Ameris Bancorp	60,904	4,523,340
Cadence Bank	59,147	2,533,857
Columbia Banking System, Inc.	238,007	6,652,296
National Bank Holdings Corp. Class A	101,677	3,864,743
Seacoast Banking Corp. of Florida	147,039	4,619,965
Southstate Bank Corp.	73,872	6,952,094
Synovus Financial Corp.	152,884	7,651,844
UMB Financial Corp.	51,462	5,920,189
Webster Financial Corp.	77,776	4,895,221
		47,613,549
Biotechnology–0.84%
†United Therapeutics Corp.	6,789	3,307,940
		3,307,940
Building Products–1.53%
†Hayward Holdings, Inc.	234,093	3,616,737
†Modine Manufacturing Co.	18,362	2,451,510
		6,068,247
Capital Markets–2.40%
Stifel Financial Corp.	55,780	6,984,771
TPG, Inc.	39,227	2,504,252
		9,489,023
Chemicals–3.42%
Avient Corp.	75,350	2,353,934
†Ingevity Corp.	92,245	5,459,059
Quaker Chemical Corp.	41,560	5,706,604
		13,519,597
Communications Equipment–0.83%
†Viavi Solutions, Inc.	184,083	3,280,359
		3,280,359
Construction & Engineering–0.59%
†Fluor Corp.	59,136	2,343,560
		2,343,560
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–1.71%
†James Hardie Industries PLC	325,920	$6,762,840
		6,762,840
Consumer Finance–3.59%
Ally Financial, Inc.	130,505	5,910,572
Bread Financial Holdings, Inc.	69,560	5,149,527
†PRA Group, Inc.	176,212	3,117,190
		14,177,289
Consumer Staples Distribution & Retail–2.06%
†U.S. Foods Holding Corp.	107,880	8,125,522
		8,125,522
Containers & Packaging–1.33%
†O-I Glass, Inc.	356,561	5,262,840
		5,262,840
Diversified Consumer Services–0.89%
OneSpaWorld Holdings Ltd.	170,062	3,527,086
		3,527,086
Diversified REITs–1.15%
Essential Properties Realty Trust, Inc.	153,650	4,557,259
		4,557,259
Electronic Equipment, Instruments & Components–3.17%
Belden, Inc.	40,507	4,721,091
†Flex Ltd.	129,209	7,806,808
		12,527,899
Financial Services–1.55%
Voya Financial, Inc.	82,466	6,142,892
		6,142,892
Gas Utilities–2.38%
Chesapeake Utilities Corp.	38,556	4,810,246
ONE Gas, Inc.	59,671	4,609,585
		9,419,831
Ground Transportation–3.24%
Ryder System, Inc.	27,415	5,246,957
†XPO, Inc.	55,785	7,581,739
		12,828,696
Health Care Equipment & Supplies–4.16%
†Cooper Cos., Inc.	53,832	4,412,071
†ICU Medical, Inc.	37,053	5,286,351
†LivaNova PLC	60,952	3,750,376
†Omnicell, Inc.	66,282	3,002,575
		16,451,373
LVIP Wellington SMID Cap Value Fund-1

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–0.37%
†Acadia Healthcare Co., Inc.	103,785	$1,472,709
		1,472,709
Health Care REITs–1.81%
American Healthcare REIT, Inc.	50,312	2,367,683
CareTrust REIT, Inc.	131,905	4,769,685
		7,137,368
Hotels, Restaurants & Leisure–2.09%
Brightstar Lottery PLC	187,624	2,904,420
Wyndham Hotels & Resorts, Inc.	71,095	5,371,938
		8,276,358
Household Durables–1.59%
Century Communities, Inc.	31,483	1,868,516
Somnigroup International, Inc.	49,480	4,417,574
		6,286,090
Industrial REITs–1.38%
First Industrial Realty Trust, Inc.	94,943	5,437,386
		5,437,386
Insurance–2.77%
Everest Group Ltd.	16,820	5,707,867
Kemper Corp.	129,401	5,245,917
		10,953,784
IT Services–1.77%
Amdocs Ltd.	61,716	4,968,755
†Wix.com Ltd.	19,611	2,037,387
		7,006,142
Leisure Products–1.26%
†Malibu Boats, Inc. Class A	175,968	4,964,057
		4,964,057
Life Sciences Tools & Services–1.92%
†Evotec SE ADR	544,079	1,675,763
†ICON PLC	32,496	5,921,421
		7,597,184
Machinery–4.73%
Atmus Filtration Technologies, Inc.	68,435	3,552,461
Helios Technologies, Inc.	88,791	4,749,430
IDEX Corp.	23,889	4,250,809
JBT Marel Corp.	40,957	6,170,991
		18,723,691
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–1.73%
Reliance, Inc.	23,718	$6,851,419
		6,851,419
Office REITs–0.63%
Douglas Emmett, Inc.	226,334	2,487,411
		2,487,411
Oil, Gas & Consumable Fuels–4.55%
†Antero Resources Corp.	196,140	6,758,984
Chord Energy Corp.	31,837	2,951,290
Coterra Energy, Inc.	122,901	3,234,754
Viper Energy, Inc. Class A	130,455	5,039,477
		17,984,505
Professional Services–2.93%
†CACI International, Inc. Class A	8,982	4,785,699
TransUnion	79,073	6,780,510
		11,566,209
Residential REITs–1.80%
Camden Property Trust	64,742	7,126,799
		7,126,799
Retail REITs–1.73%
Brixmor Property Group, Inc.	260,907	6,840,982
		6,840,982
Semiconductors & Semiconductor Equipment–1.85%
MKS, Inc.	45,822	7,322,356
		7,322,356
Software–3.45%
Adeia, Inc.	234,889	4,051,835
Pegasystems, Inc.	39,513	2,359,716
†Progress Software Corp.	85,335	3,665,992
†PTC, Inc.	20,555	3,580,887
		13,658,430
Specialty Retail–4.79%
†Boot Barn Holdings, Inc.	15,067	2,658,873
Dick's Sporting Goods, Inc.	33,855	6,702,274
†Five Below, Inc.	19,919	3,751,943
†Valvoline, Inc.	199,894	5,808,920
		18,922,010
Textiles, Apparel & Luxury Goods–1.40%
Steven Madden Ltd.	132,876	5,532,957
		5,532,957
LVIP Wellington SMID Cap Value Fund-2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.13%
Boise Cascade Co.	78,297	$5,762,659
WESCO International, Inc.	26,977	6,599,653
		12,362,312
Total Common Stock (Cost $330,584,522)		394,871,441

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	688,596	688,596
Total Money Market Fund (Cost $688,596)		688,596

TOTAL INVESTMENTS–100.02% (Cost $331,273,118)	$395,560,037
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(90,804)
NET ASSETS APPLICABLE TO 16,398,905 SHARES OUTSTANDING–100.00%	$395,469,233
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($244,759,677 / 10,114,665 Shares)	$24.198
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($150,709,556 / 6,284,240 Shares)	$23.982
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$349,928,674
Distributable earnings/(accumulated loss)	45,540,559
TOTAL NET ASSETS	$395,469,233

†Non-income producing.

★Includes $150,189 payable for securities purchased, $288,482 payable for fund shares redeemed, $6,881 other accrued expenses payable,
$277,337 due to manager and affiliates, $17,071 payable for audit fee and $14,549 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-3

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$6,494,164
Foreign taxes withheld	(19,209)
6,474,955
EXPENSES:
Management fees	2,904,942
Distribution fees-Service Class	365,811
Shareholder servicing fees	107,919
Accounting and administration expenses	79,517
Professional fees	45,506
Custodian fees	28,341
Reports and statements to shareholders	14,398
Trustees’ fees and expenses	10,748
Consulting fees	5,649
Pricing fees	2,041
Other	17,169
3,582,041
Less:
Management fees waived	(319,101)
Total operating expenses	3,262,940
NET INVESTMENT INCOME	3,212,015
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,978,277
Net change in unrealized appreciation (depreciation) of investments	3,637,363
NET REALIZED AND UNREALIZED GAIN	6,615,640
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,827,655
See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,212,015	$4,021,017
Net realized gain	2,978,277	40,209,849
Net change in unrealized appreciation (depreciation)	3,637,363	(1,697,457)
Net increase in net assets resulting from operations	9,827,655	42,533,409
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(20,297,146)	(21,994,347)
Service Class	(12,661,205)	(14,847,833)
	(32,958,351)	(36,842,180)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,896,504	22,544,722
Service Class	23,983,805	16,741,769
Reinvestment of dividends and distributions:
Standard Class	20,297,146	21,994,347
Service Class	12,661,205	14,847,833
	104,838,660	76,128,671
Cost of shares redeemed:
Standard Class	(30,333,784)	(31,423,153)
Service Class	(26,647,088)	(33,878,881)
	(56,980,872)	(65,302,034)
Increase in net assets derived from capital share transactions	47,857,788	10,826,637
NET INCREASE IN NET ASSETS	24,727,092	16,517,866
NET ASSETS:
Beginning of year	370,742,141	354,224,275
End of year	$395,469,233	$370,742,141
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-4

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$25.814	$25.365	$24.760	$31.474	$25.906
Income (loss) from investment operations:
Net investment income[1]	0.237	0.320	0.244	0.180	0.139
Net realized and unrealized gain (loss)	0.349	2.862	3.760	(3.536)	7.094
Total from investment operations	0.586	3.182	4.004	(3.356)	7.233
Less dividends and distributions from:
Net investment income	(0.242)	(0.342)	(0.240)	(0.200)	(0.152)
Net realized gain	(1.960)	(2.391)	(3.159)	(3.158)	(1.513)
Total dividends and distributions	(2.202)	(2.733)	(3.399)	(3.358)	(1.665)
Net asset value, end of period	$24.198	$25.814	$25.365	$24.760	$31.474
Total return[2]	2.42%	12.32%	17.24%	(10.00% )	28.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$244,760	$221,042	$204,882	$168,753	$212,471
Ratio of expenses to average net assets	0.78%	0.77%	0.79%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.86%	0.88%	0.88%	0.87%
Ratio of net investment income to average net assets	0.96%	1.21%	0.95%	0.64%	0.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.87%	1.12%	0.86%	0.55%	0.37%
Portfolio turnover	161%	148%	93%	85%	58%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-5

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$25.609	$25.187	$24.614	$31.316	$25.785
Income (loss) from investment operations:
Net investment income[1]	0.174	0.252	0.179	0.109	0.062
Net realized and unrealized gain (loss)	0.343	2.835	3.732	(3.519)	7.057
Total from investment operations	0.517	3.087	3.911	(3.410)	7.119
Less dividends and distributions from:
Net investment income	(0.184)	(0.274)	(0.179)	(0.134)	(0.075)
Net realized gain	(1.960)	(2.391)	(3.159)	(3.158)	(1.513)
Total dividends and distributions	(2.144)	(2.665)	(3.338)	(3.292)	(1.588)
Net asset value, end of period	$23.982	$25.609	$25.187	$24.614	$31.316
Total return[2]	2.16%	12.04%	16.95%	(10.23% )	27.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,710	$149,700	$149,343	$132,142	$159,303
Ratio of expenses to average net assets	1.03%	1.02%	1.04%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.11%	1.13%	1.13%	1.12%
Ratio of net investment income to average net assets	0.71%	0.96%	0.70%	0.39%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.62%	0.87%	0.61%	0.30%	0.12%
Portfolio turnover	161%	148%	93%	85%	58%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-6

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Wellington SMID Cap Value Fund-7

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $10,029 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$30,618
Legal	5,085
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington SMID Cap Value Fund-8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,423 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$234,961
Distribution fees payable to LFD	32,498
Shareholder servicing fees payable to Lincoln Life	9,878
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$616,395,076
Sales	596,326,781
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$357,019,912
Aggregate unrealized appreciation of investments	$51,961,580
Aggregate unrealized depreciation of investments	(13,421,455)
Net unrealized appreciation of investments	$38,540,125
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington SMID Cap Value Fund-9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$394,871,441	$—	$—	$394,871,441
Money Market Fund	688,596	—	—	688,596
Total Investments	$395,560,037	$—	$—	$395,560,037
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$6,234,910	$23,828,117
Long-term capital gains	26,723,441	13,014,063
Total	$32,958,351	$36,842,180
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$7,000,434
Net unrealized appreciation	38,540,125
Distributable earnings/(accumulated loss)	$45,540,559
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,955,734	852,970
Service Class	992,273	647,393
Shares reinvested:
Standard Class	844,949	814,086
Service Class	532,716	554,263
	4,325,672	2,868,712
Shares redeemed:
Standard Class	(1,248,966)	(1,181,354)
Service Class	(1,086,406)	(1,285,361)
	(2,335,372)	(2,466,715)
Net increase	1,990,300	401,997
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP Wellington SMID Cap Value Fund-10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Wellington SMID Cap Value Fund-11

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Wellington SMID Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Wellington SMID Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Wellington SMID Cap Value Fund–13

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on August 9, 2024, a vote was submitted to shareholders of the LVIP Western Asset Core Bond Fund to approve the agreement and plan of reorganization for the merger of the LVIP Western Asset Core Bond Fund into the LVIP Franklin Templeton Core Bond Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
56,144,374.369	325,524.433	5,440,449.928	0.000

At a special shareholder meeting on July 31, 2025, a vote was submitted to shareholders of the LVIP Invesco Select Equity Income Managed Volatility Fund to approve the agreement and plan of reorganization for the merger of the LVIP Invesco Select Equity Income Managed Volatility Fund into the LVIP BlackRock Dividend Value Managed Volatility Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
26,638,332.533	1,178,385.675	1,389,993.720	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust
2025 Board Considerations

American Century
Subadvised Funds

51 LVIP American Century Disciplined Core Value Fund
52 LVIP American Century Large Company Value Fund
53 LVIP American Century Ultra Fund
54 LVIP American Century Value Fund
68 LVIP American Century Capital Appreciation Fund
69 LVIP American Century Mid Cap Value Fund
83 LVIP American Century International Fund
96 LVIP American Century Inflation Protection Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. With respect to the LVIP American Century Capital Appreciation Fund, the Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board noted that Morningstar did not provide similar information for each other Fund as the Funds’ Standard Class shares recently incepted in connection with the Funds’ April 26, 2024 adoption and did not have a full year of performance. The Board further noted that LFI prepared a report for each Fund evaluating each Fund’s performance as discussed below. The Board referred to and reviewed the performance information included in these reports.

As noted above, the Board also reviewed information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods ended March 31, 2025, and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

2

LVIP American Century Disciplined Core Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP American Century Large Company Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Ultra Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through August 31, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Capital Appreciation Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Mid Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century International Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was within range of the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Inflation Protection Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

5

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and American Century Investment Management, Inc. (“American Century”) on behalf of the Funds, the Board considered the nature, extent and quality of services provided by American Century under the subadvisory agreement. The Board reviewed the services provided by American Century, the background of the investment professionals servicing the Funds and the reputation, resources and investment approach of American Century. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the information prepared by LFI evaluating the LVIP American Century Disciplined Core Value Fund’s total return compared to the total return of the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar category average and benchmark index for the one-, three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the one, three- and five-year periods was primarily due to negative security selection within the Financials, Industrials and Consumer Staples sectors. The Board further noted LFI’s representation that it remained comfortable with the Fund’s portfolio management team and investment philosophy. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Large Company Value Fund’s total return compared to the total return of the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and benchmark index for the one-year period and below the return of the Morningstar category average and the benchmark index for the three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the three- and five-year periods was primarily due to negative security selection within the Communication Services, Consumer Discretionary and Consumer Staples sectors. The Board further noted LFI’s representation that the Fund outperformed the category average and benchmark for the first quarter of 2025 and LFI’s belief that the Fund’s performance and portfolio positioning remain consistent with LFI’s expectations. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Ultra Fund’s total return compared to the total return of the Morningstar Large Growth funds category and the Russell 1000® Growth Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar category average and benchmark index for the one- and three-year periods and above the return of the Morningstar category average and below the return of the benchmark index for the five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the one- and three-year periods was primarily due to negative security selection within the Industrials and Consumer Discretionary sectors. The Board further noted LFI’s belief that the Fund’s performance and portfolio positioning remain consistent with LFI’s expectations. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Value Fund’s total return compared to the total return of the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and benchmark index for the one- and five-year periods, below the return of the Morningstar category average and above the return of the benchmark index for the three-year period and above the return of the Morningstar category average and below the return of the benchmark index for the ten-year period. The Board concluded that the services provided by American Century were satisfactory.

6

The Board reviewed the LVIP American Century Capital Appreciation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell Mid-Cap Growth Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Mid Cap Value Fund’s total return compared to the total return of the Morningstar Mid-Cap Value funds category and the Russell Mid-Cap Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar category average and the benchmark index for the five-year period. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century International Fund’s total return compared to the total return of the Morningstar Foreign Large Growth funds category and the MSCI EAFE Net Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar category average and benchmark index for the one- and ten- three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the one- and three-year periods was primarily due to the Fund’s growth bias, as growth underperformed value during the periods, and negative security selection in the Financials and Communication Services sectors. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Inflation Protection Fund’s total return compared to the total return of the Inflation-Protected Bond funds category and the Bloomberg US Treasury US Treasury Inflation Protected Securities Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and below the return of the benchmark index for the one-year period, below the return of the Morningstar category average the benchmark index for the three- and ten-year periods and above the return of the Morningstar category average and the benchmark index for the five-year period. The Board concluded that the services provided by American Century were satisfactory.

7

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedules, which contain breakpoints, and the management fees of funds with similar investment strategies for which American Century serves as investment adviser or subadviser, noting that American Century does not manage accounts with investment strategies similar to LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund and LVIP American Century International Fund. The Board considered that LFI compensates American Century from its fees and that the subadvisory fee schedule was negotiated between LFI and American Century. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and American Century, which is unaffiliated with LFI, and that LFI compensates American Century from its fees. The Board reviewed materials provided by American Century as to any additional benefits it receives and noted American Century’s statement that its relationship with the Funds may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Equity
Subadvised Funds

60 LVIP MFS Value Fund
62 LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
65 LVIP AllianceBernstein Large Cap Growth Fund
70 LVIP Baron Growth Opportunities Fund
73 LVIP T. Rowe Price Structured Mid-Cap Growth Fund
74 LVIP Wellington SMID Cap Value Fund
76 LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
77 LVIP JPMorgan Mid Cap Value Fund
78 LVIP JPMorgan Small Cap Core Fund
79 LVIP JPMorgan U.S. Equity Fund
82 LVIP Channing Small Cap Value Fund
87 LVIP Loomis Sayles Global Growth Fund
88 LVIP MFS International Growth Fund
89 LVIP Mondrian International Value Fund
90 LVIP Franklin Templeton Multi-Factor International Equity Fund
93 LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
95 LVIP BlackRock Real Estate Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

2

LVIP MFS Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets up to $500 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP AllianceBernstein Large Cap Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was within range of the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Baron Growth Opportunities Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund on assets over $750 million through April 30, 2026. The Board noted that the net investment management fee was below the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Wellington SMID Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was the same as the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets up to $50 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Mid Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Small Cap Core Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

5

LVIP JPMorgan U.S. Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Channing Small Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was within range of the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

6

LVIP Loomis Sayles Global Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio was the same as the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP MFS International Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Mondrian International Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

7

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Multi-Factor International Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets up to $500 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that that LFI had implemented an partial advisory fee waiver on assets up to $500 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Real Estate Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver on assets up to $750 million for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

8

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement(s)

LVIP MFS Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Massachusetts Financial Services Company (“MFS”) on behalf of LVIP MFS Value Fund, the Board considered the nature, extent and quality of services provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and the investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP MFS Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods, below the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period and the same as the return of the Morningstar peer group and above the return of the benchmark index for the ten-year period. The Board noted LFI’s comments that the Fund’s underperformance compared to the benchmark was primarily due to negative security selection within the Consumer Staples sector over the one- and five-year periods and the Financials sector over the three-year period. The Board noted LFI’s view that it remained comfortable with the Fund and that longer term performance drivers are consistent with its expectations. The Board concluded that the services provided by MFS were satisfactory.

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Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, as well as the fees charged to other clients in the same investment strategy managed by MFS. The Board considered that LFI compensates MFS from its fees and that the subadvisory fee schedule was negotiated between LFI and MFS, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted MFS’s statements that it could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates or obtaining research services in connection with trading client assets.

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc (“Franklin”), on behalf of LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and above the return of the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

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LVIP AllianceBernstein Large Cap Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the LVIP AllianceBernstein Large Cap Growth Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement for the Private Placement sleeve of the Fund.

In considering the renewal of the subadvisory agreement between LFI and AllianceBernstein L.P. (“AB”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by AB under the subadvisory agreement. The Board reviewed the services provided by AB, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of AB. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP AllianceBernstein Large Cap Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large-Growth funds category and the Russell 1000 Growth Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten- year periods. The Board considered that, effective April 5, 2024, AllianceBernstein serves as the Fund’s investment subadviser and T. Rowe Price subadvises the Private Placement sleeve of the Fund and that performance information prior to this time was not relevant. The Board noted LFI’s representation that the Fund’s relative underperformance versus the benchmark for the one-year period was driven by negative security selection in the Consumer Discretionary and Information Technology sectors.

Subadvisory Fee and Economies of Scale. The Board considered that T. Rowe subadvises the Private Placement Sleeve of the Fund for an annual fixed fee. The Board also reviewed the subadvisory fee schedule for AB, which contains breakpoints, and fees charged to another client with a similar strategy. The Board considered that LFI compensates T. Rowe and AB from its fees and that the subadvisory fee schedules were negotiated between LFI and T. Rowe and AB, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to T. Rowe, the Board considered that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and noted T. Rowe obtains research with soft dollars.

With respect to AB, the Board considered information regarding AB’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by AB as to any additional benefits it receives and noted AB’s statement that it identified no fall-out benefits from its relationship to the Fund and that it obtains research with soft dollars.

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LVIP Baron Growth Opportunities Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BAMCO, Inc. (“BAMCO”) on behalf of the LVIP Baron Growth Opportunities Fund, the Board considered the nature, extent and quality of services provided by BAMCO under the subadvisory agreement. The Board reviewed the services provided by BAMCO, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BAMCO. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Baron Growth Opportunities Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell 2000 Growth Total Return USD Index. The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three- and five-year periods, and below the return of the Morningstar peer group median and above the return of the benchmark index for the ten-year period. The Board concluded that the services provided by BAMCO were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fees BAMCO charges as well as information provided by BAMCO regarding the fees charged to a subadvised fund for which BAMCO manages a comparable portfolio with the same portfolio manager. The Board considered that LFI compensates BAMCO from its fees and that the subadvisory fee schedule was negotiated between LFI and BAMCO, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BAMCO’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BAMCO as to any additional benefits it receives and noted that BAMCO has the ability to obtain research from broker-dealers through commissions paid by clients and that research may be used for the benefit of all the clients of BAMCO.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP T. Rowe Price Structured Mid-Cap Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell Mid Cap Growth Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten- year periods. The Board concluded that the services provided by T. Rowe were satisfactory.

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Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the fees charged to other registered funds managed by T. Rowe with similar investment strategies. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and noted that T. Rowe obtains research with soft dollars.

LVIP Wellington SMID Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Wellington Management Company, LLP (“Wellington”) on behalf of the LVIP Wellington SMID Cap Value Fund, the Board considered the nature, extent and quality of services provided by Wellington under the subadvisory agreement. The Board reviewed the services provided by Wellington, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Wellington. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Wellington SMID Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell 2500® Value Total Return USD Index. The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and above the return of the benchmark index for the one- and three-year periods, and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by Wellington were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint, and the fees charged to other registered investment companies subadvised by Wellington. The Board considered that LFI compensates Wellington from its fees and that the subadvisory fee schedule was negotiated between LFI and Wellington, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule was negotiated between LFI and Wellington, an unaffiliated third party, and that LFI compensates Wellington from its fees. The Board reviewed materials provided by Wellington as to any additional benefits it receives and noted Wellington’s statement that the engagement provides a reputational benefit and that it obtains research through client commission arrangements.

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LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin, on behalf of LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Value category and the Russell 2000 Total Return USD Index. The Board noted that the Fund’s total return was below the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

LVIP JPMorgan Mid Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management Inc. (“JPM”) on behalf of LVIP JPMorgan Mid Cap Value Fund, the Board considered the nature, extent and quality of services provided by JPM under the subadvisory agreement. The Board reviewed the services provided by JPM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Mid Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period, within range of the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period, below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period and below the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board concluded that the services provided by JPM were satisfactory.

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Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule and the fees charged to another client subadvised by JPM. The Board considered that LFI compensates JPM from its fees and that the subadvisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPM as to any additional benefits it receives and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

LVIP JPMorgan Small Cap Core Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPM on behalf of LVIP JPMorgan Small Cap Core Fund, the Board considered the nature, extent and quality of services provided by JPM under the subadvisory agreement. The Board reviewed the services provided by JPM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Small Cap Core Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2000® Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board noted LFI’s comments that the Fund’s underperformance compared to the benchmark over the one- and three-year periods was primarily due to negative security selection within the Healthcare sector. The Board noted LFI’s view that it remained comfortable with the Fund, as its performance patterns and portfolio positioning remained consistent with its expectations and the prevailing market conditions. The Board concluded that the services provided by JPM were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule and the fees charged to other clients subadvised by JPM. The Board considered that LFI compensates JPM from its fees and that the subadvisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

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Profitability and Fallout Benefits. The Board considered information regarding JPM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPM as to any additional benefits it receives and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

LVIP JPMorgan U.S. Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPM on behalf of LVIP JPMorgan U.S. Equity Fund, the Board considered the nature, extent and quality of services provided by JPM under the subadvisory agreement. The Board reviewed the services provided by JPM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan U.S. Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was within range of the return of Morningstar peer group median and below the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by JPM were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains breakpoints and the fees charged to other clients subadvised by JPM. The Board considered that LFI compensates JPM from its fees and that the subadvisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPM as to any additional benefits it receives and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

LVIP Channing Small Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Channing Capital Management, LLC (“Channing”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Channing under the subadvisory agreement. The Board reviewed the services provided by Channing, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Channing. The Board considered that in connection with the subadvisory agreement, Channing provides LFI supplementary financial information. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

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Performance. The Board reviewed the LVIP Channing Small Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Value funds category and the Russell 2000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that the Fund commenced operations on July 25, 2022, which provided a limited period of time to evaluate investment performance. The Board concluded that the services provided by Channing were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule and the fee rates charged to another fund with a similar investment strategy for which Channing serves as the subadviser. The Board considered that LFI compensates Channing from its fees and that the subadvisory fee schedule was negotiated between LFI and Channing, an unaffiliated third party. The Board concluded that the subadvisory fee for the Fund was reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Channing’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Channing as to any additional benefits it receives and noted that Channing has the ability to obtain research from broker-dealers through soft dollars and that research may be used for the benefit of all the clients of Channing.

LVIP Loomis Sayles Global Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Loomis, Sayles & Company, L.P. (“Loomis”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Loomis under the subadvisory agreement. The Board considered the services provided by Loomis, the background of the portfolio managers and Loomis’s investment decision-making approach. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Loomis Sayles Global Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Large-Stock Growth funds category and the MSCI ACWI NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the same as the return of the benchmark index for the five-year period. The Board concluded that the services provided by Loomis were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee and the fee rates charged to other accounts advised by Loomis. The Board considered that LFI compensates Loomis from its fees and that the subadvisory fee schedule was negotiated between LFI and Loomis, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

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Profitability and Fallout Benefits. The Board considered information provided by Loomis regarding Loomis’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by Loomis as to any additional benefits it receives and noted Loomis’s statement that it may use the performance of the Fund in marketing materials and may use soft dollars to acquire brokerage and research products and services.

LVIP MFS International Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and MFS on behalf of the LVIP MFS International Growth Fund, the Board considered the nature, extent and quality of services to be provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and the investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP MFS International Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Growth funds category and the MSCI EAFE Growth NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five-, and ten-year periods. The Board concluded that the services provided by MFS were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund, which contains breakpoints, and considered fees charged to another account with a similar investment strategy. The Board considered that LFI compensates MFS from its fees and that the subadvisory fee schedule was negotiated between LFI and MFS, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted MFS’s statements that it could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates or obtaining research services in connection with trading client assets.

LVIP Mondrian International Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Mondrian Investment Partners Limited (“Mondrian”) on behalf of the LVIP Mondrian International Value Fund, the Board considered the nature, extent and quality of services provided by Mondrian under the subadvisory agreement. The Board considered the services provided by Mondrian, the background of the portfolio managers and Mondrian’s investment decision-making approach. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Mondrian International Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Value funds category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the return of the benchmark index for the one- and three-year periods, below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board determined that the services provided by Mondrian were satisfactory.

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Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the fee rates charged to other accounts with an investment strategy similar to the Fund’s advised by Mondrian. The Board considered that LFI compensates Mondrian from its fees and that the subadvisory fee schedule was negotiated between LFI and Mondrian, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by Mondrian regarding Mondrian’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by Mondrian as to any additional benefits it receives and noted that none were identified.

LVIP Franklin Templeton Multi-Factor International Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin, on behalf of LVIP Franklin Templeton Multi-Factor International Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor International Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Value category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was below the total return of the Morningstar peer group median and above the total return of the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

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LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin, on behalf of LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Diversified Emerging Markets category and the MSCI Emerging Markets NR USD Index. The Board noted that the Fund’s total return was above the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

LVIP BlackRock Real Estate Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the LVIP BlackRock Real Estate Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

20

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Real Estate funds category and the FTSE EPRA/NAREIT Developed NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board considered that in February 2019 BlackRock replaced the prior subadviser to the Fund. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains breakpoints, and noted BlackRock’s statement that it advised no comparable registered funds managed using the same benchmark as the Fund. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by BlackRock regarding BlackRock’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

21

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Equity
Subadvised Funds

57 LVIP Macquarie Social Awareness Fund
58 LVIP Dimensional U.S. Core Equity 1 Fund
59 LVIP Dimensional U.S. Core Equity 2 Fund
61 LVIP BlackRock Equity Dividend Fund (formerly, LVIP Macquarie Value Fund)
63 LVIP SSGA S&P 500 Index Fund
64 LVIP SSGA Nasdaq-100 Index Fund
66 LVIP Macquarie U.S. Growth Fund
71 LVIP Macquarie Mid Cap Value Fund
72 LVIP SSGA Mid-Cap Index Fund
75 LVIP SSGA Small-Cap Index Fund
80 LVIP Macquarie SMID Cap Core Fund
81 LVIP Macquarie U.S. REIT Fund
86 LVIP Dimensional International Core Equity Fund
91 LVIP SSGA International Index Fund
94 LVIP SSGA Emerging Markets Equity Index Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

2

LVIP Macquarie Social Awareness Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional U.S. Core Equity 1 Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional U.S. Core Equity 2 Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Equity Dividend Fund

The Board considered that in May 2025, BlackRock Investment Management, LLC replaced the Fund’s prior investment subadvisor.

Performance. The Board reviewed the LVIP BlackRock Equity Dividend Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025 BlackRock Investment Management, LLC replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA S&P 500 Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver on assets up to $1 billion for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (including AFFE) was the same as the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Nasdaq-100 Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie U.S. Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was within range of the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie Mid Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

5

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Mid-Cap Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was higher than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Small-Cap Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was within range of the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie SMID Cap Core Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

6

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie U.S. REIT Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and the net expense ratio was the same as the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional International Core Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and the net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

7

LVIP SSGA International Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and the net expense ratio was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Emerging Markets Equity Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and the net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. The Board also noted that the peer group contained a limited number of funds. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

8

Subadvisory Agreement(s)

LVIP Macquarie Social Awareness Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie Social Awareness Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura Holding America Inc. (“Nomura”) recently announced the acquisition of the U.S. and European public investments business of Macquarie Asset Management (“MAM”), including the business of DIFA, which is a subsidiary of MAM (the “Transaction”). The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Social Awareness Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 1000® Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and benchmark index for the one-year period, the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the five- and ten-year periods. The Board noted LFI’s comments that over the one, three- and five-year periods, underperformance relative to the benchmark was primarily due to negative security selection within the consumer discretionary and healthcare sectors. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

9

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 2 Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Dimensional Fund Advisors LP (“Dimensional”) on behalf of the Funds, the Board considered the nature, extent and quality of services provided by Dimensional under the subadvisory agreement. The Board reviewed the services provided by Dimensional, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Dimensional. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Dimensional U.S. Core Equity 1 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-, three- and ten-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by Dimensional were satisfactory.

The Board reviewed the LVIP Dimensional U.S. Core Equity 2 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by Dimensional were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedules, which include a breakpoint and the fees of comparable accounts advised by Dimensional. The Board considered that LFI compensates Dimensional from its fees and that the subadvisory fee schedules were negotiated between LFI and Dimensional, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Dimensional’s estimated range of profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Dimensional as to any additional benefits it receives and noted that Dimensional may receive benefits associated with an increase in assets under management, including an enhanced ability to obtain better data about markets and strategy implementation, obtain more favorable trade execution, increased participation from brokers in implementing Dimensional’s proprietary trade processes and obtain improved services from various service providers.

10

LVIP SSGA S&P 500 Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the LVIP SSGA S&P 500 Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA S&P 500 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was within range of the Morningstar peer group median and below the return of the benchmark index for the one- and five-year periods, the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP SSGA Nasdaq-100 Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Nasdaq-100 Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Nasdaq-100 Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth category and the NASDAQ 100 Total Return USD index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

11

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP Macquarie U.S. Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie U.S. Growth Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie U.S. Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth funds category and the Russell 1000® Growth Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three-year period, above the return of the Morningstar peer group median and within range of the benchmark index for the five-year period and below the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board concluded that the services provided by DIFA were satisfactory.

12

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP Macquarie Mid Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie Mid Cap Value Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Mid Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by DIFA were satisfactory.

13

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP SSGA Mid-Cap Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Mid-Cap Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Mid-Cap Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Blend funds category and the S&P MidCap 400 Total Return Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

14

LVIP SSGA Small-Cap Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Small-Cap Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Small-Cap Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2000® Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period and below the return of the Morningstar peer group median and the benchmark index for the three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP Macquarie SMID Cap Core Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie SMID Cap Core Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

15

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie SMID Cap Core Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2500® Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP Macquarie U.S. REIT Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie U.S. REIT Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

16

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie U.S. REIT Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Real Estate funds category and the FTSE NAREIT Equity REITs Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, five- and ten-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board noted LFI’s comments that underperformance compared to the benchmark during the one-year period was primarily due to an overweight allocation to the lodging sector, and that underperformance compared to the benchmark over the three- and five-year periods was primarily due to negative security selection in the apartments sector. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP Dimensional International Core Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Dimensional on behalf of the LVIP Dimensional International Core Equity Fund, the Board considered the nature, extent and quality of services provided by Dimensional under the subadvisory agreement. The Board reviewed the services provided by Dimensional, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Dimensional. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

17

Performance. The Board reviewed the LVIP Dimensional International Core Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI World Ex USA NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board concluded that the services provided by Dimensional were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint and the fees of clients with similar strategies advised by Dimensional. The Board considered that LFI compensates Dimensional from its fees and that the subadvisory fee schedule was negotiated between LFI and Dimensional, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Dimensional’s estimated range of profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Dimensional as to any additional benefits it receives and noted that Dimensional may receive benefits associated with an increase in assets under management, including an enhanced ability to obtain better data about markets and strategy implementation, obtain more favorable trade execution, increased participation from brokers in implementing Dimensional’s proprietary trade processes and obtain improved services from various service providers.

LVIP SSGA International Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA International Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA International Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board concluded that the services provided by SSGA were satisfactory.

18

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP SSGA Emerging Markets Equity Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Emerging Markets Equity Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Emerging Markets Equity Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Diversified Emerging Markets funds category and the MSCI Emerging Markets NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period and below the return of the Morningstar peer group median and the benchmark index for the three- and five year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was primarily due to the Fund’s expenses and transaction costs incurred from cash flow activities over the three- and five-year periods. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

19

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Fixed Income
Subadvised Funds

98 LVIP BlackRock Inflation Protected Bond Fund
99 LVIP Franklin Templeton Core Bond Fund (formerly, LVIP Macquarie Bond Fund)
100 LVIP Fidelity Institutional AM® Total Bond Fund (formerly, LVIP Macquarie Diversified Income Fund)
101 LVIP Macquarie Diversified Floating Rate Fund
103 LVIP Mondrian Global Income Fund
104 LVIP Government Money Market Fund
105 LVIP JPMorgan Core Bond Fund
106 LVIP JPMorgan High Yield Fund
107 LVIP Macquarie High Yield Fund
108 LVIP PIMCO Low Duration Bond Fund
109 LVIP SSGA Bond Index Fund
110 LVIP SSGA Short-Term Bond Index Fund
111 LVIP JPMorgan Short Duration Bond Fund (formerly, LVIP Macquarie Limited-Term Diversified Income Fund)
112 LVIP Western Asset Core Bond Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality (except for the LVIP Government Money Market Fund) and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

2

LVIP BlackRock Inflation Protected Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Core Bond Fund

The Board considered that in May 2025, Franklin Advisers, Inc. replaced the Fund’s prior investment subadvisor.

Performance. The Board reviewed the LVIP Franklin Templeton Core Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025 Franklin Advisers, Inc. replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through October 31, 2027. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule, and concluded that economies of scale were appropriately shared with investors.

3

LVIP Fidelity Institutional AM® Total Bond Fund

The Board considered that in May 2025, FAIM LLC (“FIAM”) replaced the Fund’s prior investment subadvisor.

Performance. The Board reviewed the LVIP Fidelity Institutional AM® Total Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core-Plus Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025 FAIM replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule, and concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie Diversified Floating Rate Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

4

LVIP Mondrian Global Income Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Government Money Market Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Core Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

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LVIP JPMorgan High Yield Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets over $150 million for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie High Yield Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP PIMCO Low Duration Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Bond Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Short-Term Bond Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Short Duration Bond Fund

Performance. The Board reviewed the LVIP JPMorgan Short Duration Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg US Government/Credit 1-3 Year Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025, J.P. Morgan Investment Management, Inc. (“JPMorgan”) replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

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Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Western Asset Core Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

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Subadvisory Agreement(s)

LVIP BlackRock Inflation Protected Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Financial Management, Inc. (“BlackRock”) on behalf of the LVIP BlackRock Inflation Protected Bond Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP BlackRock Inflation Protected Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Inflation-Protected Bond funds category and the Bloomberg World Government IL 1-10 Year Total Return Hedged USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and below the return of the benchmark index for the three- and five-year periods and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board considered LFI’s comments that small active foreign currency positions detracted from the Fund’s performance relative to the benchmark index for the three- and five-year periods, and that tactical U.S. duration positioning and long U.K. versus Europe nominal rates detracted from the Fund’s performance relative to the benchmark index and the peer group for the one-year period. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and noted BlackRock’s statement that it advises no comparable registered funds using the same strategy. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

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LVIP Macquarie Diversified Floating Rate Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie Diversified Floating Rate Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura Holding America Inc. (“Nomura”) recently announced the acquisition of the U.S. and European public investments business of Macquarie Asset Management (“MAM”), including the business of DIFA, which is a subsidiary of MAM (the “Transaction”). The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Diversified Floating Rate Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Ultrashort Bond funds category and the Secured Overnight Financing Rate Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one- and five-year periods, below the return of the Morningstar peer group median and within range of the return of the benchmark index for the three-year period and below the return of the Morningstar peer group median for the ten-year period. The Board noted that no benchmark return was provided for the ten-year period because the benchmark’s inception was April 2, 2018 and it did not have ten years of returns. The Board noted LFI’s view that it remained comfortable with the current investment team and process and that performance patterns have been in line with LFI’s expectations and market conditions. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint, and the management fees of a fund with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

10

LVIP Mondrian Global Income Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Mondrian Investment Partners Limited (“Mondrian”) on behalf of the LVIP Mondrian Global Income Fund, the Board considered the nature, extent and quality of services provided by Mondrian under the subadvisory agreement. The Board considered the services provided by Mondrian, the background of the portfolio managers and Mondrian’s investment strategy. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. In considering investment performance, the Board considered that, in July 2022, Mondrian transitioned from managing a portion of the Fund’s assets to managing all of the Fund’s assets. The Board reviewed the LVIP Mondrian Global Income Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Bond funds category and the FTSE WGBI USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-,three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board considered LFI’s comments that underperformance compared to the peer group median for the three- and five-year periods was driven by the Fund’s underweight position to the corporate and securitized sectors. The Board further noted that LFI remains comfortable with the investment team and its ability to meet the performance objective of the Fund. The Board determined that the services provided by Mondrian were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule for Mondrian, which includes breakpoints, and the fee schedule of other accounts with similar investment strategies managed by Mondrian. The Board considered that LFI compensates Mondrian from its fees and that the subadvisory fee schedule was negotiated between LFI and Mondrian, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered the information provided regarding Mondrian’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Mondrian as to any additional benefits it receives and noted that none were identified.

LVIP Government Money Market Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock on behalf of the LVIP Government Money Market Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters.

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Performance. The Board reviewed the LVIP Government Money Market Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Prime Money Market funds category and the FTSE Treasury Bill 3 Month USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board determined that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund, which includes breakpoints, as well as information on comparable accounts subadvised by BlackRock. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage for BlackRock proprietary products.

LVIP JPMorgan Core Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPMorgan on behalf of the LVIP JPMorgan Core Bond Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Core Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund as well as fees for other similar accounts managed by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees.

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LVIP JPMorgan High Yield Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPMorgan on behalf of the LVIP JPMorgan High Yield Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan High Yield Fund’s total return compared to the total return of a peer group of funds included in the Morningstar High Yield Bond funds category and the ICE BofA US High Yield Constrained Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board considered LFI’s comments that underperformance for the three- and five-year periods compared to the benchmark was primarily due to negative security selection within the Retail sector and that the Fund performed in line with the benchmark and outperformed the category average during the first quarter of 2025. The Board noted LFI’s view that it remained comfortable with the current investment process and the investment team’s ability to meet the performance objective of the Fund. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund as well as fees for other similar accounts managed by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees.

LVIP Macquarie High Yield Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie High Yield Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

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The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie High Yield Fund’s total return compared to the total return of a peer group of funds included in the Morningstar High Yield Bond funds category and the ICE BofA US High Yield Constrained Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, five- and ten-year periods and was the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board considered LFI’s comment that the Fund’s underperformance over recent periods compared to the benchmark and the peer funds was primarily attributable to security selection within the Banking and Media sectors. The Board noted LFI’s view that it remained comfortable with the investment team and process, and that performance patterns were in line with expectations and market conditions. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fees of funds with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP PIMCO Low Duration Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Pacific Investment Management Company LLC (“PIMCO”) on behalf of the LVIP PIMCO Low Duration Bond Fund, the Board considered the nature, extent and quality of services provided by PIMCO under the subadvisory agreement. The Board considered the services provided by PIMCO, the background of the investment professionals and PIMCO’s investment strategy and resources. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

14

Performance. The Board reviewed the LVIP PIMCO Low Duration Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the ICE BofA 1-3 Year US Treasury Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one-, three-, five- and ten-year periods. The Board considered LFI’s comments that the Fund underperformed compared to peer funds over the five-year period due to negative contributions from currency positioning. The Board also considered LFI’s comment that the Fund underperformed the benchmark over the three-year period due to tactical currency exposure, particularly overweight exposure to the Japanese Yen and Australian dollar. The Board noted LFI’s view that it remained comfortable with the current investment team and process and that longer-term performance has been in line with LFI’s expectations and market conditions. The Board determined that the services provided by PIMCO were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains a breakpoint. The Board considered that LFI compensates PIMCO from its fees and that the subadvisory fee schedule was negotiated between LFI and PIMCO, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by PIMCO regarding PIMCO’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by PIMCO as to any additional benefits it receives, such as PIMCO’s statements that it may receive research from trading activity, may receive information that can benefit it and its affiliates, and may derive indirect benefits due to an increase in total assets under management and from the existence of the relationship with the Fund.

LVIP SSGA Bond Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the LVIP SSGA Bond Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Bond Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board noted LFI’s statements that the Fund’s longer-term tracking error has been within a reasonable range and is mostly attributable to cash flows and the Fund’s fees. The Board noted LFI’s view that it remained comfortable with the Fund and its ability to meet its investment objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

15

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the average fees charged by SSGA to other clients with investment strategies similar to the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP SSGA Short-Term Bond Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the LVIP SSGA Short-Term Bond Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Short-Term Bond Index Fund’s total return compared to the total return of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg US Corporate 1-3 Year Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-, three- and five-year periods. The Board considered that the Fund commenced operations in 2018 The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board further noted LFI’s view that it remained comfortable with the Fund and its ability to meet its investment objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the average fees charged by SSGA to other clients with investment strategies similar to the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

16

LVIP Western Asset Core Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Western Asset Management Company (“Western”) on behalf of the LVIP Western Asset Core Bond Fund, the Board considered the nature, extent and quality of services provided by Western under the subadvisory agreement. The Board considered the services provided by Western, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Western. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Western Asset Core Bond Fund’s total return compared to the total return of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods, and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board considered LFI’s comments that the Fund’s longer duration position detracted from its performance during the five-year period, drove its underperformance compared to the peer group and the benchmark over the three-year period, and, along with its yield curve positioning, detracted from its performance over the one-year period compared to its peer group and the benchmark. The Board noted that at the June 2025 Board meeting, the Board approved LFI’s proposal to merge the Fund into the LVIP Franklin Templeton Core Bond Fund.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains a breakpoint, and considered the contractual fee rates charged to another fund advised by Western with an investment strategy similar to the Fund. The Board considered that LFI compensates Western from its fees and that the subadvisory fee schedule was negotiated between LFI and Western, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered information provided by Western regarding Western’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Western as to any additional benefits it receives and noted Western’s statement that it may receive research from trading activity but that it does not maintain arrangements or agreements to receive any research or services in exchange for trading activity allocation.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

17

Lincoln Variable Insurance Products Trust
2025 Board Considerations

31 Lincoln Hedged Nasdaq-100 Fund (formerly, Lincoln Nasdaq-100 Buffer Fund Sep)

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Fund employed a hedged equity strategy, which utilizes a combination of FLEX Options and an LVIP Index Fund to track the performance of an underlying exchange-traded fund. The Board also considered that LNL implemented a fund substitution in June, 2024 to consolidate certain LVIP hedged equity funds into the Fund.1 The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for the various periods ended March 31, 2025. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board considered that LFI actively monitors the Fund’s performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that the Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provides to the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for the Fund. The Board considered the Fund’s asset size and that LFI had implemented an advisory fee waiver on assets up to $50 million through April 30, 2026 and an expense limitation for the Fund through June 21, 2026. The Board noted that the net investment management fee for the Fund was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was the same as the median net expense ratio of the Morningstar peer group (including AFFE). In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

[1]	Lincoln Hedged Nasdaq-100 Fund 2, Lincoln Hedged Nasdaq-100 Fund 3 and Lincoln Hedged Nasdaq-100 Fund 4 substituted into Lincoln Hedged Nasdaq-100 Fund.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Milliman Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

3

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Hedged Equity Funds - S&P 500 Funds

29 Lincoln Hedged S&P 500 Fund
30 Lincoln Hedged S&P 500 Conservative Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Funds employed a hedged equity strategy, which utilizes a combination of FLEX Options and an LVIP Index Fund to track the performance of the S&P 500 Price Return Index (the “Underlying Index”). The Board also considered that LNL implemented a fund substitution in June 2024 to consolidate certain LVIP hedged equity funds into the Funds.1 The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board considered that LFI actively monitors the Funds’ performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that each Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provided to the Funds.

Lincoln Hedged S&P 500 Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026 and June 21, 2026, respectively. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

[1]	Lincoln Hedged S&P 500 Fund 2, Lincoln Hedged S&P 500 Fund 3 and Lincoln Hedged S&P 500 Fund 4 substituted into Lincoln Hedged S&P 500 Fund. Lincoln Hedged S&P 500 Conservative Fund 2, Lincoln Hedged S&P 500 Conservative Fund 3 and Lincoln Hedged S&P 500 Conservative Fund 4 substituted into Lincoln Hedged S&P 500 Conservative Fund.
2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the Fund’s asset size and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Lincoln Hedged S&P 500 Conservative Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026 and June 21, 2026, respectively. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (plus AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the Fund’s asset size and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

3

Milliman Subadvisory Agreements

Lincoln Hedged S&P 500 Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Lincoln Hedged S&P 500 Conservative Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

4

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

5

Lincoln Variable Insurance Products Trust
2025 BOARD CONSIDERATIONS

Managed Risk Funds

1 LVIP Global Conservative Allocation Managed Risk Fund
2 LVIP Global Moderate Allocation Managed Risk Fund
3 LVIP Global Growth Allocation Managed Risk Fund
4 LVIP U.S. Growth Allocation Managed Risk Fund
5 LVIP American Global Balanced Allocation Managed Risk Fund
6 LVIP American Global Growth Allocation Managed Risk Fund
7 LVIP BlackRock Global Allocation Managed Risk Fund
10 LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
11 LVIP Global Aggressive Growth Allocation Managed Risk Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a risk management strategy using up to 20% of a Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of each Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by buying and selling (i.e., taking short or long positions) in exchange-traded futures or options contracts.. The Board considered that the Funds’ investments in exchange-traded futures and options and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group, a benchmark index and a custom risk controlled benchmark composite; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2025. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category, a benchmark index and a custom risk controlled benchmark composite for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of each Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Funds and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

LVIP Managed Risk Funds: LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund

The Board reviewed the performance of the LVIP Global Conservative Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Conservative Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Conservative Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the performance of the LVIP Global Moderate Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Moderate Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the performance of the LVIP Global Growth Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented a partial advisory fee waiver for each Fund through April 30, 2026. The Board noted that the net investment management fee of each Fund was higher than the median net investment management fee of its respective Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for each Fund was higher than the median net expense ratio (including AFFE) of its respective Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP U.S. Growth Allocation Managed Risk Fund

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the U.S. Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Managed Risk Funds: LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund

The Board reviewed the performance of the LVIP American Global Balanced Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Balanced Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Conservative Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

4

The Board reviewed the performance of the LVIP American Global Growth Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group of information funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for each Fund. The Board noted that the net investment management fee for each Fund was higher than the median net investment management fee of the respective Morningstar peer group and that each Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of its respective Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Global Allocation Managed Risk Fund

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the BlackRock Global Allocation Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Global Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

5

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the U.S. Aggressive Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Aggressive Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Global Aggressive Growth Allocation Managed Risk Fund

The Board reviewed the performance of the LVIP Global Aggressive Growth Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Global Aggressive Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Aggressive Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was higher than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

6

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of each of the Funds, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

7

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Funds, such as favorable publicity in relevant markets.

For All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 board considerations

Managed Volatility Funds

16 LVIP Dimensional U.S. Equity Managed Volatility Fund
18 LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
19 LVIP SSGA Large Cap Managed Volatility Fund
23 LVIP SSGA SMID Cap Managed Volatility Fund
24 LVIP Dimensional International Equity Managed Volatility Fund
26 LVIP Multi-Manager International Equity Managed Volatility Fund (formerly, LVIP MFS International Equity Managed Volatility Fund)
27 LVIP Multi-Manager Global Equity Managed Volatility Fund
28 LVIP SSGA International Managed Volatility Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of each Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Funds’ investments in exchange-traded futures and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of each Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Funds and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

LVIP Dimensional U.S. Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Dimensional U.S. Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Large Cap Managed Volatility Fund

The Board reviewed performance of the LVIP SSGA Large Cap Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA SMID Cap Managed Volatility Fund

The Board reviewed performance of the LVIP SSGA SMID Cap Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Small Blend funds category and the Russell 2000 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional International Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Dimensional International Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Foreign Large Value funds category and the MSCI ACWI Ex USA NR USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Multi-Manager International Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Multi-Manager International Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Foreign Large Blend funds category and the MSCI EAFE NR USD Index. The Board also considered that, effective November 18, 2024, LFI restructured the Fund into a multi-manager allocation fund that invests in three LVIP funds with subadvisers that manage other funds in the Trust in addition to the Fund. The Board concluded that the services provided by LFI were satisfactory.

5

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Multi-Manager Global Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Multi-Manager Global Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Global Large-Stock Blend funds category and a custom index (LVIP Multi-Manager Global Equity Composite). The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA International Managed Volatility Fund

The Board reviewed performance of the LVIP SSGA International Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Foreign Large Blend funds category and MSCI EAFE NR USD Index. The Board concluded that the services provided by LFI were satisfactory.

6

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of each Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

7

Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by the SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 BOARD CONSIDERATIONS

Master – Feeder Funds

55 LVIP American Growth Fund
56 LVIP American Growth-Income Fund
84 LVIP American International Fund
85 LVIP American Global Growth Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the LVIP American Growth Fund, the LVIP American Growth-Income Fund, the LVIP American International Fund and the LVIP American Global Growth Fund (collectively, the “LVIP American Funds”) each invest all of their assets in a master fund offered as a series of American Funds Insurance Series (“AFIS”). The Board considered that LFI monitors the performance of the relevant master funds for each of the LVIP American Funds and has certain compliance and investment oversight responsibilities with respect to the master-feeder arrangements. Since Capital Research and Management Company is the adviser responsible for the day-to-day portfolio management of the assets of the AFIS master funds, the Board considered Capital Research and Management Company’s investment management reputation. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Service II class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying fund. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the LVIP American Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the same as the return of the benchmark index for the one-year period, above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and benchmark index for the five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

2

The Board reviewed the LVIP American Growth-Income Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American International Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Growth funds category and the MSCI ACWI Ex USA NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board considered LFI’s view that underperformance for the one- and three-year periods was due to the Fund’s growth bias, as value outperformed growth within the international equity markets, and negative security selection in the Materials and Healthcare sectors and that underperformance for the five-year period was primarily due to negative security selection in the Financials and Healthcare sectors. The Board noted LFI’s view that performance was consistent with expectations for a non-US equity fund with a large-cap orientation, growth bias and meaningful emerging markets exposure. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American Global Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Large-Stock Growth funds category and the MSCI ACWI NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods and above the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board considered LFI’s view that underperformance for the one- and five-year periods was due to negative security selection in the Information Technology and Consumer Discretionary sectors, as well as the Healthcare sector for the one-year period, and that underperformance for the three-year period was due to negative security selection in the Consumer Staples and Information Technology sectors. The Board noted LFI’s continued conviction in the Fund and LFI’s belief that the Fund has the ability to meet its performance objective. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio, and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. Because the LVIP American Funds invest their assets in the respective master funds, LFI has agreed not to charge a management fee to the LVIP American Funds, unless they are no longer invested in a registered investment company. The LVIP American Funds incur as an expense the management fee charged by each AFIS master fund, as disclosed in the relevant underlying fund’s prospectus. The Board considered that LFI charged no management fee conditioned on the master-feeder relationships for the Funds. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI did not currently charge the Funds a management fee conditioned on the master-feeder relationships. The Board concluded that economies of scale were appropriately shared with investors.

3

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and noted that LFI does not currently charge the Funds a management fee, and therefore concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class II shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for each Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

4

Lincoln Variable Insurance Products Trust
2025 board considerations

Multi-Asset
Fund of Funds

33 LVIP American Balanced Allocation Fund

35 LVIP American Growth Allocation Fund
36 LVIP American Income Allocation Fund

97 LVIP American Preservation Fund
40 LVIP SSGA Conservative Index Allocation Fund
41 LVIP SSGA Moderate Index Allocation Fund
42 LVIP SSGA Moderately Aggressive Index Allocation Fund
43 LVIP Structured Conservative Allocation Fund
44 LVIP Structured Moderate Allocation Fund
45 LVIP Structured Moderately Aggressive Allocation Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

LVIP American Funds of Funds: LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund and LVIP American Preservation Fund

The Board reviewed the LVIP American Balanced Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Balanced Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the custom index for the one- and ten-year periods, above the return of the Morningstar peer group median and below the return of the custom index for the three-year period and the same as the return of the Morningstar peer group median and above the return of the custom index for the five-year period. The Board concluded that the services provided by LFI were satisfactory.

2

The Board reviewed the LVIP American Growth Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Growth Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the custom index for the one-, three- and ten-year periods and above the return of the Morningstar peer group median and the custom index for the five-year period. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American Income Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Income Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the custom index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American Preservation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg U.S. Government/Credit 1-5 Year A+ Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board noted LFI’s comments that the Fund’s longer duration and higher quality profile differs from funds in its Morningstar category. The Board considered that the Fund changed its benchmark to the Bloomberg U.S. Government/Credit 1-5 Year A+ TR Index effective May 1, 2024. The Board noted LFI’s view that the Fund’s duration and quality profile are more aligned with the Bloomberg U.S. Government/Credit 1-5 year A+ TR Index and that the Fund has performed in line with LFI’s expectations and market conditions. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented an advisory fee waiver for each Fund through April 30, 2026. The Board noted that the net investment management fee for the LVIP American Balanced Allocation Fund and LVIP American Growth Allocation Fund was higher than the median net investment management fee of each Fund’s respective Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for each Fund was lower than the median net expense ratio (including AFFE) of each respective Morningstar peer group. The Board noted that the net investment management fee for the LVIP American Income Allocation Fund was within range of the median net investment management fee of its Morningstar peer group and that the net expense ratio (plus AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. The Board noted that the net investment management fee for the LVIP American Preservation Fund was lower than the median net investment management fee of its Morningstar peer group and that the net expense ratio (plus AFFE) for the Fund was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Index Allocation Funds of Funds: LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderately Aggressive Index Allocation Fund

The Board reviewed the LVIP SSGA Conservative Index Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Conservative Index Allocation Composite). The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and below the return of the custom index for the one-year period and below the return of the Morningstar peer group median and the custom index for the three-, five- and ten-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP SSGA Moderate Index Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderate Index Allocation Composite). The Board noted that the Fund’s total return was within range of the Morningstar peer group median and below the return of the custom index for the one-year period and below the return of the Morningstar peer group median and the custom index for the three-, five- and ten-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP SSGA Moderately Aggressive Index Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderately Aggressive Index Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the custom index for the one-, three- and ten-year periods and the same as the return of the Morningstar peer group median and below return of the custom index for the five-year period. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing, and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented an expense limitation for LVIP SSGA Conservative Index Allocation Fund through April 30, 2026. The Board noted that the investment management fee for the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Moderately Aggressive Index Allocation Fund was lower than the median net investment management fee of each Fund’s respective Morningstar peer group and that the net expense ratio (plus AFFE) for each Fund was lower than the median net expense ratio (including AFFE) of each Fund’s respective Morningstar peer group. The Board noted that the investment management fee for the LVIP SSGA Moderate Index Allocation Fund was higher than the median net investment management fee of the Fund’s Morningstar peer group and that the net expense ratio (plus AFFE) for the LVIP SSGA Moderate Index Allocation Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Structured Allocation Funds of Funds: LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund

The Board reviewed the LVIP Structured Conservative Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Conservative Structured Allocation Composite). The Board noted that the Fund’s total return was within range of the return of the Morningstar peer group median and below the return of the custom index for the one-year period, below the return of the Morningstar peer group median and the custom index for the three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the custom index for the five-year period. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP Structured Moderate Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderate Structured Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the custom index for the one-year period, below the return of the Morningstar peer group median and above the return of the custom index for the three-year period, the same as the return of the Morningstar peer group median and above the return of the custom index for the five-year period and below the return of the Morningstar peer group median and the custom index for the ten-year period. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP Structured Moderately Aggressive Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderately Aggressive Structured Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and custom index for the one-, three- and five-year periods and below the return of the Morningstar peer group median and custom index for the ten-year period. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

5

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. The Board considered that, effective October 31, 2025, LFI will implement an expense limitation for LVIP Structured Moderate Allocation Fund through October 31, 2027. The Board noted that the investment management fee for the LVIP Structured Conservative Allocation Fund was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. The Board noted that the investment management fee for the LVIP Structured Moderate Allocation Fund was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. The Board noted that the investment management fee for the LVIP Structured Moderately Aggressive Allocation Fund was lower than the median net investment fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

6

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for each Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

7

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Multi-Asset
Subadvised Funds

34 LVIP American Century Balanced Fund

37 LVIP BlackRock Global Allocation Fund

38 LVIP Macquarie Wealth Builder Fund

39 LVIP JPMorgan Retirement Income Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund (excluding the LVIP American Century Balanced Fund) compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board noted that Morningstar did not provide similar information for the LVIP American Century Balanced Fund as the Fund’s Standard Class shares recently incepted in connection with the Fund’s April 26, 2024 adoption and did not have a full year of performance. The Board further noted that LFI prepared a report for the LVIP American Century Balanced Fund evaluating the Fund’s performance as discussed below. The Board referred to and reviewed the performance information included in this report.

The Board referred to information prepared by LFI evaluating each Fund’s performance, including the LVIP American Century Balanced Fund as noted above. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI had delegated the day-to-day investment management of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

LVIP American Century Balanced Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group category and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Global Allocation Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group category and category median for the Fund. The Board considered that the Fund had a breakpoint in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie Wealth Builder Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

3

LVIP JPMorgan Retirement Income Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory and Sub-Subadvisory Agreement(s)

LVIP American Century Balanced Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and American Century Investment Management, Inc. (“American Century”) on behalf of the LVIP American Century Balanced Fund, the Board considered the nature, extent and quality of services provided by American Century under the subadvisory agreement. The Board reviewed the services provided by American Century, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of American Century. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

4

Performance. The Board reviewed the information prepared by LFI evaluating the Fund’s total return compared to the total return of the Morningstar Moderate Allocation funds category and the American Century VP Balanced benchmark index. The Board noted that the Fund’s total return was above the return of the Morningstar category average for the ten-year period, but below the return of the Morningstar category average for the one-, three- and five-year periods. The Board also noted the Fund’s total return was below the return of the benchmark index for the one-, three-, five- and ten-year periods. The Board further noted LFI’s comments that the Fund’s underperformance relative to the category average and benchmark over the one- and three-year periods was primarily due to negative security selection within the Information Technology sector, and over the five-year period also within the Consumer Discretionary sector. The Board concluded that the services provided by American Century were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the management fees of funds with similar investment strategies for which American Century serves as investment adviser or subadviser. The Board considered that LFI compensates American Century from its fees and that the subadvisory fee schedule was negotiated between LFI and American Century. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and American Century, which is unaffiliated with LFI, and that LFI compensates American Century from its fees. The Board reviewed materials provided by American Century as to any additional benefits it receives and noted American Century’s statement that its relationship with the Fund may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

LVIP BlackRock Global Allocation Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the LVIP BlackRock Global Allocation Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses affiliated investment advisers, as sub-subadvisers, in connection with the subadvisory services provided to the Fund. The Board also considered the investment management services that BlackRock provides to the Cayman Islands-based company, which is wholly owned by the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP BlackRock Global Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Allocation funds category and the BlackRock Global Allocation Composite Index. The Board noted that the Fund commenced operations in 2019 and that its total return was below the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by BlackRock were satisfactory.

5

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the management fees of funds with similar investment strategies for which BlackRock serves as investment adviser or subadviser. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, and increase analyst coverage and sales of BlackRock proprietary products and that research may be obtained with soft dollars.

LVIP Macquarie Wealth Builder Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie Wealth Builder Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of DIFA’s portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura Holding America Inc. (“Nomura”) recently announced the acquisition of the U.S. and European public investments business of Macquarie Asset Management (“MAM”), including the business of DIFA, which is a subsidiary of MAM (the “Transaction”). The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Wealth Builder Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (LVIP Delaware Wealth Builder Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board considered that the Fund’s investment strategy and benchmark changed effective May 2017. The Board noted LFI’s statement that the Fund’s underperformance for the one-, three- and five-year periods was primarily due to the Fund’s equity allocation, which maintained a value bias that underperformed core and growth strategies during the periods. The Board noted that at the March 2025 Board meeting, the Board approved LFI’s proposal to merge the Fund into the LVIP Structured Moderate Allocation Fund during the fourth quarter of 2025. The Board concluded that the services provided by DIFA were satisfactory.

6

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

JPMorgan Retirement Income Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the LVIP JPMorgan Retirement Income Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Retirement Income Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and the S&P Target Date Retirement Income Total Return USD Index.

The Board noted that the Fund’s total return was above the return of the Morningstar peer group median for the one- and three-year periods, below the return of the Morningstar peer group median for the five- and ten-year periods, below the return of the benchmark index for the one- and ten-year periods and above the return of the benchmark index for the three- and five-year periods. The Board considered that the Fund’s investment strategy and benchmark changed and that JPMorgan became subadviser effective May 1, 2017. The Board noted that LFI believes that the Fund has performed in line with LFI’s expectations and market conditions. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund. The Board noted that all of the Fund’s assets are invested in underlying funds managed by JPMorgan, an unaffiliated third party, and its affiliates. The Board further noted that JP Morgan’s contractual subadvisory fee is zero as JPMorgan receives fees for managing the underlying funds and does not manage direct portfolio investments for the Fund. The Board concluded that the subadvisory fees for the Fund were reasonable.

7

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees and management fees from the underlying funds.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 BOARD CONSIDERATIONS

Multi-Asset

Target Date Funds

46 LVIP T. Rowe Price 2020 Fund

47 LVIP T. Rowe Price 2030 Fund

48 LVIP T. Rowe Price 2040 Fund

49 LVIP T. Rowe Price 2050 Fund

50 LVIP T. Rowe Price 2060 Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreement and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of the subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to T. Rowe, which is responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented an expense limitation for each Fund through April 30, 2026. The Board noted that the net investment management fee for each Fund was higher than the median net investment management fee of the respective Morningstar peer group. The Board also considered that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for each Fund was higher than its respective median net expense ratio (including AFFE) of each respective Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe on behalf of the Funds, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters. The Board considered that each Fund had been restructured effective February 1, 2018 and that T. Rowe Price became the subadviser to each Fund on February 1, 2018. The Board concluded that the services provided by T. Rowe were satisfactory.

Performance. The Board reviewed the LVIP T. Rowe Price 2020 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2020 funds category and the S&P Target Date 2020 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period.

The Board reviewed the LVIP T. Rowe Price 2030 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2030 funds category and the S&P Target Date 2030 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period.

3

The Board reviewed the LVIP T. Rowe Price 2040 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2040 funds category and the S&P Target Date 2040 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the returns of the Morningstar peer group median and the benchmark index for the five-year period.

The Board reviewed the LVIP T. Rowe Price 2050 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2050 funds category and the S&P Target Date 2050 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the returns of the Morningstar peer group median and the benchmark index for the five-year period.

The Board reviewed the LVIP T. Rowe Price 2060 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2060 funds category and the S&P Target Date 2060 Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board considered that the Fund commenced operations in May 2020.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint and noted T. Rowe’s statement that it does not manage comparable sub-advised funds using the same strategy as the Funds. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule for T. Rowe was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives, and considered other benefits to T. Rowe, such as its use of equity brokerage commissions in connection with client securities transactions to pay for research from broker-dealers and independent third-parties through commission sharing arrangements.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

4

Lincoln Variable Insurance Products Trust
2025 Board Considerations

32 Lincoln Opportunistic Hedged Equity Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Fund employed a hedged equity strategy, which utilizes a combination of exchange-traded index options and an LVIP Index Fund to track the performance of the S&P 500 Price Return Index (the “Underlying Index”). The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board considered that the Fund has a limited performance history. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for the one-year period ended March 31, 2025. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board considered that LFI actively monitors the Fund’s performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that the Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provides to the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee for the Fund was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio of the Morningstar peer group (including AFFE). In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Milliman Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. With respect to performance, the Board considered that the Fund had a limited performance history. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

3

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2025 board considerations

Subadvised Managed Risk Funds

8 LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
9 LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a risk management strategy using up to 20% of a Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of each Fund’s net assets are invested by BlackRock Investment Management, LLC (“BlackRock”) in underlying funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Funds’ investments in exchange-traded futures and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group, a benchmark index and a custom risk controlled benchmark composite; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods ended March 31, 2025. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category, a benchmark index and a custom risk controlled benchmark composite for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of each Fund’s Risk-Management Sleeve to Milliman Financial Risk Management LLC (“Milliman”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, and monitoring of the implementation of the risk management overlay model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

The Board considered that LFI has delegated the day-to-day investment management of each Fund’s Underlying Sleeve to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

3

All Funds

Profitability. The Board considered that the subadvised assets of the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund and the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund are combined for purposes of calculating the subadvisory fees LFI pays to BlackRock. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of each of the Funds, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Funds such as favorable publicity in relevant markets.

4

Underlying Sleeve - Subadvisory Agreement

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Fund Sleeve of each Fund. The Board reviewed the performance of the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the BlackRock U.S. Growth ETF Allocation Index, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve, to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by BlackRock to the Fund were satisfactory.

The Board also reviewed the performance of the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the BlackRock U.S. Growth ETF Allocation Index, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve, to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by BlackRock to the Fund were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund’s subadvisory fee schedule, which contains a breakpoint, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategy with the same benchmark by the same portfolio management team. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

The Board considered the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund’s subadvisory fee schedule, which contains a breakpoint, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategy with the same benchmark by the same portfolio management team. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

5

Profitability and Fallout Benefits. The Board noted that the subadvisory fee schedules were negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI compensates BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, and increase analyst coverage and sales of BlackRock proprietary products. The Board also noted that BlackRock stated that it receives a unitary management fee from the underlying BlackRock sponsored funds in which the Funds invest and the subadvisory fee.

For All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

6

Lincoln Variable Insurance Products Trust
2025 board considerations

Subadvised Managed Volatility Funds

12 LVIP SSGA Global Tactical Allocation Managed Volatility Fund
13 LVIP BlackRock Dividend Value Managed Volatility Fund
14 LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

15 LVIP Blended Large Cap Growth Managed Volatility Fund
20 LVIP American Century Select Mid Cap Managed Volatility Fund
21 LVIP Blended Mid Cap Managed Volatility Fund
22 LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
25 LVIP Franklin Templeton Global Equity Managed Volatility Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Funds’ investments in exchange-traded futures and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Funds and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Dividend Value Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through August 1, 2027 and August 30, 2027, respectively. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Blended Large Cap Growth Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was within range of the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP American Century Select Mid Cap Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was within range of the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Blended Mid Cap Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was within range of the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of each Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

6

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by the SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Moderate Allocation funds category and a custom index (Global Tactical Allocation Composite). The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint, and noted SSGA’s statement that it advised no comparable registered funds using the same strategies. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

7

LVIP BlackRock Dividend Value Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Value funds category and the Russell 1000 Value Total Return USD Index. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the Fund’s subadvisory fee schedules, one of which contains breakpoints, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategies with the same portfolio management team and benchmark as the Fund. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedules were negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, increase analyst coverage and sales of BlackRock proprietary products and that research may be obtained with soft dollars which may be used to manage other accounts.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and ClearBridge Investments, LLC (“ClearBridge”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by ClearBridge under the subadvisory agreement. The Board reviewed the services provided by ClearBridge, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of ClearBridge. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc. (“Franklin”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided by Franklin, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

8

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by ClearBridge and Franklin were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for ClearBridge, which contains breakpoints, and the fees charged to other clients in similar strategies. The Board also reviewed the subadvisory fee schedule for Franklin, which contains breakpoints, as well as the fees charged to another fund by Franklin. The Board considered that LFI compensates ClearBridge and Franklin from its fees and that the subadvisory fee schedules were negotiated between LFI and ClearBridge and Franklin, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to ClearBridge’s profitability, the Board considered ClearBridge’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by ClearBridge as to any additional benefits it receives and noted ClearBridge’s statement that its relationship with the Fund may enhance its name recognition in the investment community, allow for more favorable trade execution, provide additional access to the new issue market and research, which may positively affect ClearBridge’s ability to serve the Fund and other clients and considered that ClearBridge obtains research with soft dollars.

With respect to Franklin’s profitability, the Board considered that the subadvisory fee schedule for Franklin was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided as to any additional benefits it receives and noted Franklin’s statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

LVIP Blended Large Cap Growth Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Goldman Sachs Asset Management, L.P. (“GSAM”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by GSAM under the subadvisory agreement. The Board reviewed the services provided by GSAM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of GSAM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

9

In considering the renewal of the subadvisory agreement between LFI and AllianceBernstein L.P. (“AB”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by AB under the subadvisory agreement. The Board reviewed the services provided by AB, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of AB. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage a portion of the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Growth funds category and the Russell 1000 Growth Total Return USD Index. The Board considered that GSAM had subadvised the Fund since May of 2017 and that AB had subadvised the Fund since April of 2021. The Board concluded that the services provided by the subadvisers were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for GSAM, which contains breakpoints, and noted GSAM’s statement that it advised no comparable registered funds using the same strategy. The Board also reviewed the subadvisory fee schedule for AB, which contains breakpoints, and fees charged to another client with a similar strategy. The Board considered that LFI compensates GSAM and AB from its fees and that the subadvisory fee schedules were negotiated between LFI and GSAM and AB, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. For the Underlying Sleeve subadvised by GSAM, the Board considered information regarding GSAM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by GSAM as to any additional benefits it receives and noted GSAM’s statement that it may receive improved trading efficiencies resulting from aggregated orders with other accounts and that an affiliated broker may receive commissions for executing certain trades for the Fund and potential economies of scale.

For the Underlying Sleeve subadvised by AB, the Board considered information regarding AB’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by AB as to any additional benefits it receives and noted AB’s statement that it identified no fall-out benefits from its relationship to the Fund and that it obtains research with soft dollars.

LVIP American Century Select Mid Cap Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and American Century Investment Management, Inc. (“American Century”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by American Century under the subadvisory agreement. The Board reviewed the services provided by American Century, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of American Century. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

10

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board concluded that the services provided by American Century were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedules, which include breakpoints, and the fees charged to other clients advised by American Century. The Board considered that LFI compensates American Century from its fees and that the subadvisory fee schedules for the Fund were negotiated between LFI and American Century, which is unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and American Century, which is unaffiliated with LFI, and that LFI compensates American Century from its fees. The Board reviewed materials provided by American Century as to any additional benefits it receives and noted American Century’s statement that its relationship with the Fund may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

LVIP Blended Mid Cap Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

In considering the renewal of the subadvisory agreement between LFI and Massachusetts Financial Services Company (“MFS”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Mid-Cap Growth funds category and the Russell Mid Cap Growth Total Return USD Index. The Board considered that T. Rowe had subadvised the Fund since February 2016 and that MFS had subadvised the Fund since November 2018. The Board concluded that the services provided by the subadvisers were satisfactory.

11

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for T. Rowe, which contains breakpoints, as well as the fees charged to a comparable account. The Board also reviewed the subadvisory fee schedule for MFS, which contains breakpoints, as well as the fees charged to comparable clients managed by MFS. The Board considered that LFI compensates T. Rowe and MFS from its fees and that the subadvisory fee schedules were negotiated between LFI and T. Rowe and MFS, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. For the Underlying Sleeve subadvised by T. Rowe, the Board considered that the subadvisory fee schedule for T. Rowe, which contains breakpoints, was negotiated between LFI and T. Rowe, which is unaffiliated with LFI, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and noted that T. Rowe obtains research with soft dollars.

For the Underlying Sleeve subadvised by MFS, the Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted that MFS could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates or obtaining research services in connection with trading client assets.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund and noted JP Morgan’s statement that it advised no similar funds. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule was negotiated between LFI and JPMorgan, which is unaffiliated with LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees and considered that JPMorgan obtains broker proprietary research in connection with trading subadvised accounts.

12

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreements between LFI and Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (together, the “Franklin Templeton Advisers”), each on behalf of the Fund, the Board considered the nature, extent and quality of services provided by the Franklin Templeton Advisers under each of the subadvisory agreements. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of the Franklin Templeton Advisers. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation, and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Global Large-Stock Blend funds category and the MSCI World Net Return USD Index. The Board concluded that the services provided by the Franklin Templeton Advisers were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedules, three of which contain breakpoints, and noted the statement by the Franklin Templeton Advisers that it does not subadvise other portfolios with similar strategies. The Board considered that LFI compensates the Franklin Templeton Advisers from its fees and that the subadvisory fee schedules were negotiated between LFI and the Franklin Templeton Advisers, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and Franklin Templeton Advisers, which are unaffiliated with LFI, and that LFI compensates the Franklin Templeton Advisers from its fees. The Board reviewed materials provided by the Franklin Templeton Advisers as to any additional benefits they receive and noted their statement that they may receive reputational benefits from their association with LFI and considered that the Franklin Templeton Advisers may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

For All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

13

Lincoln Variable Insurance Products Trust
2025 board considerations

Vanguard Funds

67	LVIP Vanguard Domestic Equity ETF Fund
92	LVIP Vanguard International Equity ETF Fund
102	LVIP Vanguard Bond Allocation Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

LVIP Vanguard Domestic Equity ETF Fund

The Board reviewed the LVIP Vanguard Domestic Equity ETF Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-, five- and ten-year periods and below the return of the Morningstar peer group median and the return of the benchmark index for the three-year period.

The Board noted LFI’s comments that underperformance relative to the benchmark over the one- and three-year periods was partially due to fees associated with investing in the underlying ETFs, and that a modest underweight allocation to Mega Cap securities detracted from benchmark relative returns. With respect to the five-year period, the Board noted LFI’s comments that underperformance relative to the benchmark was primarily due to fees associated with investing in the underlying ETFs. The Board noted LFI’s view that the Fund has performed in line with LFI’s expectations given sector and factor differences relative to the benchmark. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Vanguard International Equity ETF Fund

The Board reviewed the LVIP Vanguard International Equity ETF Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI ACWI Ex USA NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and the benchmark index for the three- and five-year periods and below the return of the Morningstar peer group and within range of the benchmark index for the ten-year period. The Board noted LFI’s comments that the performance difference relative to the benchmark index was driven by fees as well modest sector and country differences, and that the performance difference compared to peers was due to greater exposure to emerging markets. The Board noted LFI’s belief that the Fund performance is as expected and consistent with market conditions. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Vanguard Bond Allocation Fund

The Board reviewed the LVIP Vanguard Bond Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board further noted that the Fund’s historical performance was in line with LFI’s expectations and consistent with market conditions and portfolio positioning. The Board concluded that the services provided by LFI were satisfactory.

3

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for each Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

4

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	February 24, 2026

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	February 24, 2026